As filed with the Securities and Exchange Commission on January 12, 1996 File No. 33-12113, 811-5028



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

                        Post-Effective Amendment No. 27              [X]
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                    [X]

                                Amendment No. 31                     [X]

                                  PIMCO Funds
               (Exact Name of Registrant as Specified in Charter)

                            840 Newport Center Drive
                        Newport Beach, California  92660
              (Address of Principal Executive Offices) (Zip Code)
              Registrant's Telephone Number, including Area Code:
                                 (714) 640-3031

Robert W. Helm, Esq.                   R. Wesley Burns
Dechert Price & Rhoads                 Pacific Investment Management Company
1500 K Street, N.W.                    840 Newport Center Drive
Washington, D.C.  20005                Newport Beach, California  92660
                    (Name and Address of Agent for Service)


      It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on     (date)     pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)

     [X]  on April 1, 1996 pursuant to paragraph (a)(2) of Rule 485

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------

                              Proposed Maximum
                                  Offering
Title of          Number          Price per       Proposed    Amount of
Securities       of Shares      Share (within     Maximum    Registration
Being              Being         15 days of       Offering       Fee
Registered      Registered         filing)         Price
-------------------------------------------------------------------------
Shares of       Indefinite*         N/A              N/A         N/A
Beneficial
Interest,
Par Value
$.0001

* Registrant has elected to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the Notice required by Rule 24f-2 on May 31, 1995.

                             CROSS-REFERENCE SHEET
                             REQUIRED BY RULE 495
                       UNDER THE SECURITIES ACT OF 1933


       The enclosed Prospectus, Statement of Additional Information, and Part C relate to PIMCO Funds (the "Trust"), an investment company currently consisting of 19 separate series (the "Funds").



                                    PART A

                      Information Required in Prospectus
                      ----------------------------------

Item Number                 Heading
-----------                 -------
     1                  Cover Page

     2                  Prospectus Summary, Expense Information

     3                  Financial Highlights

     4                  Investment Objectives and Policies;
                        Characteristics and Risks of Securities and Investment Techniques; Other Information

     5                  Management of the Trust

     5A                 Information Contained in Registrant's Annual Report

     6                  Dividends, Distributions and Taxes; Other Information

     7                  Purchase of Shares; Net Asset Value

     8                  Redemption of Shares

     9                  Not Applicable

                                    PART B

          Information Required in Statement of Additional Information
          -----------------------------------------------------------

Item Number                Heading
-----------                -------
    10                  Cover Page

    11                  Table of Contents

    12                  Not Applicable

    13                  Investment Objectives and Policies; Investment
                        Restrictions

    14                  Trustees and Officers

    15                  Voting Rights

    16                  Management of the Trust; Distribution of Trust
                        Shares; Custodian, Transfer Agent and Dividend
                        Disbursing Agent

    17                  Portfolio Transactions and Brokerage

    18                  Other Information

    19                  Distribution of Trust Shares; Net Asset Value

    20                  Taxation

    21                  Distribution of Trust Shares

    22                  Performance Information

    23                  Financial Statements

                                                                 [LOGO of PIMCO]


PIMCO FUNDS

FIXED INCOME FUNDS
Money Market Fund
Short-Term Fund
Low Duration Fund
Low Duration Fund II
Low Duration Fund III
Moderate Duration Fund
High Yield Fund
Total Return Fund
Total Return Fund II
Total Return Fund III
Commercial Mortgage Securities Fund
Long-Term U.S. Government Fund
Foreign Fund
Global Fund
International Fund

EQUITY FUNDS
StocksPLUS Fund

StocksPLUS Short Strategy Fund
Growth Stock Fund
VersaSTYLE Equity Fund

                                                                      PROSPECTUS

--------------------------------------------------------------------------------

                                                              April 1, 1996

                                                                    PIMCO FUNDS
                                  PROSPECTUS

                              April 1, 1996

  PIMCO Funds (the "Trust") is a no-load, open-end management investment company ("mutual fund") consisting of nineteen separate investment portfolios (the "Funds"). Each Fund has its own investment objective and policies. The Trust is designed to provide access to the professional investment management services offered by Pacific Investment Management Company ("PIMCO"), which serves as investment adviser to the Funds.

  The PIMCO Funds described in this Prospectus are as follows:

                FIXED INCOME FUNDS           EQUITY FUNDS
                Money Market Fund*           StocksPLUS Fund
                Short-Term Fund
                Low Duration Fund            StocksPLUS Short Strategy Fund

                Low Duration Fund II         Growth Stock Fund
                Low Duration Fund III        VersaSTYLE Equity Fund
                Moderate Duration Fund
                High Yield Fund
                Total Return Fund
                Total Return Fund II
                Total Return Fund III
                Commercial Mortgage Securities Fund
                Long-Term U.S. Government Fund
                Foreign Fund
                Global Fund
                International Fund

  Information about the investment objective of each Fund, along with a detailed description of the types of securities in which each Fund may invest, and of investment policies and restrictions applicable to each Fund, are set forth in this Prospectus. There can be no assurance that the investment objective of any Fund will be achieved. Because the market value of the Funds' investments will change, the investment returns and net asset value per share of each Fund also will vary.

  Each Fund offers two classes of shares: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, other institutions, and high net worth individuals. They also are offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investment in the Funds. Shares of the Administrative Class are offered primarily through brokers, retirement plan administrators, and other financial intermediaries. Administrative Class shares pay service fees to such entities for services they provide to shareholders of that class. Shares of each class of the Funds are offered for sale at the relevant next determined net asset value for that class with no sales charge. Shares of the PIMCO International Fund are offered only to private account clients of PIMCO.

  THE PIMCO HIGH YIELD FUND INVESTS PRIMARILY, AND THE PIMCO COMMERCIAL MORTGAGE SECURITIES FUND INVESTS UP TO 35% OF ITS ASSETS, IN JUNK BONDS, WHICH ARE SUBJECT TO HIGH RISK, AND SPECULATIVE WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THESE FUNDS.

  Each of the Funds, except the PIMCO Money Market Fund, may invest all of its assets in derivative instruments, some of which may be particularly sensitive to changes in prevailing interest rates. Unexpected changes in interest rates may adversely affect the value of a Fund's investments in particular derivative instruments.

  This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. It should be read and retained for ready reference to information about the Funds. A Statement of Additional Information, dated April 1, 1996, as supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and may be obtained by writing or calling:
                      PIMCO Funds
                      840 Newport Center Drive, Suite 360
                      Newport Beach, CA 92660
                      Telephone: (800) 927-4648 (Current Shareholders)
                                 (800) 800-0952 (New Accounts)

* INVESTMENT IN THE PIMCO MONEY MARKET FUND (OR IN ANY OTHER FUND) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

 THESE SECURITIES  HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY  THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION, NOR HAS  THE
    SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE SECURITIES COMMISSION
      PASSED UPON  THE  ACCURACY  OR ADEQUACY  OF  THIS  PROSPECTUS.  ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
   Prospectus Summary......................................................   3
   Expense Information.....................................................   6
   Financial Highlights....................................................   8
   Investment Objectives and Policies......................................  12
   Investment Restrictions.................................................  20
   Characteristics and Risks of Securities and Investment Techniques.......  23
   Management of the Trust.................................................  33
   Purchase of Shares......................................................  36
   Redemption of Shares....................................................  38
   Portfolio Transactions..................................................  39
   Net Asset Value.........................................................  40
   Dividends, Distributions and Taxes......................................  40
   Other Information.......................................................  41
   Appendix A--Description of Securities Ratings........................... A-1

                                                                     PIMCO FUNDS
                               PROSPECTUS SUMMARY

  PIMCO Funds (the "Trust") is a no-load, open-end management investment company ("mutual fund"), organized as a Massachusetts business trust on February 19, 1987. The Trust consists of nineteen separate investment portfolios (the "Funds"). The investment objective of each of the PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income consistent with preservation of capital and daily liquidity. The investment objective of each of the remaining Fixed Income Funds is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The investment objective of the PIMCO Growth Stock Fund is to seek long-term growth of capital. The investment objective of both the PIMCO StocksPLUS Fund and the PIMCO VersaSTYLE Equity Fund is to seek to achieve a total return which exceeds the total return performance of the Standard & Poor's Composite Stock Price Index ("S&P 500"). The investment objective of the PIMCO StocksPLUS Short Strategy Fund is to seek total return through the implementation of short investment positions on the S&P 500 Index.

                           COMPARISON OF PIMCO FUNDS
  The following chart provides general information about each of the PIMCO Funds. It is qualified in its entirety by the more complete descriptions of the Funds appearing elsewhere in this Prospectus.

 FIXED INCOME FUNDS   PRIMARY INVESTMENTS        DURATION     CREDIT QUALITY/1/ FOREIGN/2/
------------------------------------------------------------------------------------------
 Money Market         Money market instruments   Greater      Greater
                                                 than or      than or
                                                 less than    less than
                                                 90 days      Min 95% Aaa or    0%
                                                 dollar-      Prime 1;  Greater
                                                 weighted     than or less than
                                                 average      5% Aa
                                                 maturity     or Prime 2
------------------------------------------------------------------------------------------
 Short-Term           Money market instruments   0-1 yr       B to Aaa; max     0-5%
                      and short maturity                      10% below Baa
                      fixed income securities
------------------------------------------------------------------------------------------
 Low Duration         Short and intermediate     1-3 yrs      B to Aaa; max     0-20%
                      maturity fixed income                   10% below Baa
                      securities
------------------------------------------------------------------------------------------
 Low Duration II      Same as Low Duration       1-3 yrs      A to Aaa          0%
                      Fund, with quality and
                      foreign issuer
                      restrictions
------------------------------------------------------------------------------------------
 Low Duration III     Same as Low Duration       1-3 yrs      B to Aaa; max     0-20%
                      Fund, with prohibitions                 10% below Baa
                      on firms engaged in
                      socially sensitive
                      practices
------------------------------------------------------------------------------------------
 Moderate Duration    Short and intermediate     2-4 yrs      B to Aaa; max     0-20%
                      maturity fixed income                   10% below Baa
                      securities
------------------------------------------------------------------------------------------
 High Yield           Higher yielding fixed      2-6 yrs      B to Aaa; min     0%
                      income securities                       65% below Baa
------------------------------------------------------------------------------------------
 Total Return         Intermediate maturity      3-6 yrs      B to Aaa; max     0-20%
                      fixed income securities                 10% below Baa
------------------------------------------------------------------------------------------
 Total Return II      Same as Total Return       3-6 yrs      Baa to Aaa        0%
                      Fund, with quality and
                      foreign issuer
                      restrictions
------------------------------------------------------------------------------------------
 Total Return III     Same as Total Return       3-6 yrs      B to Aaa; max     0-20%
                      Fund, with prohibitions                 10% below Baa
                      on
                      firms engaged in
                      socially sensitive
                      practices
------------------------------------------------------------------------------------------
 Commercial Mortgage  Commercial mortgage-       3-8 yrs      B to Aaa; max     0%
 Securities           backed securities                       35% below Baa
------------------------------------------------------------------------------------------
 Long-Term U.S.       Long-term maturity fixed   Greater than A to Aaa          0%
 Government           income securities          or less than
                                                 8 yrs
------------------------------------------------------------------------------------------
 Foreign              Intermediate maturity      3-6 yrs      B to Aaa; max     Greater than
                      foreign fixed income                    10% below Baa     or less than
                      securities                                                85%
------------------------------------------------------------------------------------------
 Global               Intermediate maturity      3-8 yrs      B to Aaa; max     25-75%
                      U.S. and foreign fixed                  10% below Baa
                      income securities
------------------------------------------------------------------------------------------
 International        Foreign fixed income       0-8 yrs      Baa to Aaa        Greater than
                      securities (Fund offered                                  or less than
                      only to PIMCO private                                     65%
                      account clients)
------------------------------------------------------------------------------------------
                                                                                FOREIGN/2/
 EQUITY FUNDS         PRIMARY INVESTMENTS        DURATION     CREDIT QUALITY/1/
------------------------------------------------------------------------------------------
 StocksPLUS           S&P 500 stock index        0-1 yr       B to Aaa; max     0-20%
                      derivatives backed by a                 10% below Baa
                      portfolio of short-term
                      fixed income securities
------------------------------------------------------------------------------------------
 StocksPLUS Short     Inversely correlated S&P   0-1 yr       B to Aaa; max     0-20%
 Strategy             500 derivatives backed                  10% below Baa
                      by
                      a portfolio of short-
                      term fixed income
                      securities
------------------------------------------------------------------------------------------
 Growth Stock         Common stocks believed     n/a          n/a               0-25%
                      to have above-market
                      appreciation potential
                      over full market cycle
------------------------------------------------------------------------------------------
 VersaSTYLE Equity    Common stocks invested     n/a          n/a               0-25%
                      according to PIMCO's
                      investment style
                      rotation strategy
------------------------------------------------------------------------------------------

/1/ As rated by Moody's Investors Services, Inc., or if unrated, determined to be of comparable quality.
/2/ Percentage limitations relate to foreign currency-denominated securities for all Funds except the PIMCO Foreign, Global and International Funds. Percentage limitations for these three Funds relate to securities of foreign issuers, denominated in any currency. Each Fund (except the Low Duration II and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of foreign issuers. Neither the Low Duration Fund II nor the Total Return Fund II may invest in any securities of foreign issuers.

                      INVESTMENT RISKS AND CONSIDERATIONS

  The following are some of the primary risks relevant to an investment in the Funds and to the securities in which the Funds invest. Investors should read the Prospectus carefully for a more complete discussion of the risks relating to an investment in the Funds. The value of all securities and other instruments held by the Funds will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of each Fund will vary, except that the PIMCO Money Market Fund shall attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that the Fund will be successful in doing so. The net asset value per share of any Fund may be less at the time of redemption than it was at the time of investment. The value of fixed income securities can be expected to vary inversely with changes in prevailing interest rates, i.e., as interest rates rise, market value tends to decrease, and vice versa. In addition, certain of the Funds may invest in securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"). Such securities carry a high degree of credit risk and are considered speculative by the major rating agencies.

  Certain Funds may invest in securities of foreign issuers, which may be subject to additional risk factors, including foreign currency and political risks, not applicable to securities of U.S. issuers. Certain of the Funds' investment techniques may involve a form of borrowing, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. Certain Funds may sell securities short, which exposes the Fund to a risk of loss if the value of the security sold short should increase.

  All Funds, except the PIMCO Money Market Fund, may use derivative instruments, consisting of futures, options, options on futures, and swap agreements, for hedging purposes or as part of their investment strategies. Use of these instruments may involve certain costs and risks, including the risk that a Fund could not close out a position when it would be most advantageous to do so, the risk of an imperfect correlation between the value of the securities being hedged and the value of the particular derivative instrument, and the risk that unexpected changes in interest rates may adversely affect the value of a Fund's investments in particular derivative instruments.

  The PIMCO Commercial Mortgage Securities, Foreign, Global and International Funds are "non-diversified" for purposes of the Investment Company Act of 1940, meaning that they may invest a greater percentage of their assets in the securities of one issuer than the other Funds. As "non-diversified" portfolios, these Funds may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be. See "Investment Objectives and Policies" and "Characteristics and Risks of Securities and Investment Techniques" for additional information.

                   INVESTMENT ADVISER AND FUND ADMINISTRATOR

  Pacific Investment Management Company ("PIMCO") serves as investment adviser ("Adviser") to the Trust, and also serves as the Trust's administrator. The Adviser is an investment management firm established in 1971 that had over $75 billion of assets under management as of November 30, 1995. The Adviser is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), which had over $94 billion of assets under management as of November 30, 1995. See "Management of the Trust."

                               PURCHASE OF SHARES

  Each Fund offers two classes of shares: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by institutional investors and high net worth individuals. They also are offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investment in the Funds. Shares of the Administrative Class are offered primarily through brokers, retirement plan administrators and other financial intermediaries. Administrative Class shares pay service fees to such entities for services they provide to shareholders of that class.

  Shares of each class of the Funds are offered at the relevant next determined net asset value with no sales charge. The minimum initial investment for shares of either class is $1,000,000. Shares of the PIMCO International Fund are offered only to private account clients of PIMCO. See "Purchase of Shares."

                                                                     PIMCO FUNDS

                           REDEMPTIONS AND EXCHANGES

  Shares of each class of each Fund may be redeemed without cost at the relevant net asset value per share of the class of that Fund next determined after receipt of the redemption request. The PIMCO StocksPLUS Short Strategy Fund imposes a redemption fee, payable to the Fund, of 1% on all shares of the Fund held for less than three months. The redemption price may be more or less than the purchase price.

  Shares of a class of any Fund may be exchanged for shares of the same class of any other Fund of the Trust offered generally to the public on the basis of relative net asset values, except that only private account clients of PIMCO may purchase shares of the PIMCO International Fund. Shares of a Fund may also be exchanged for shares of the same class of a series of the PIMCO Funds:
Equity Advisors Series, an affiliated no-load mutual fund family, comprised primarily of equity portfolios managed by the subsidiary partnerships of PIMCO Advisors. See "Redemption of Shares."

                          DIVIDENDS AND DISTRIBUTIONS

  Each Fund will distribute dividends from net investment income at least monthly (quarterly in the case of the PIMCO International Fund and Equity Funds), and any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the same class of the same Fund, unless cash payment is requested. Dividends from net investment income with respect to Administrative Class shares will be lower than those paid with respect to Institutional Class shares, reflecting the payment of service fees by that class. See "Dividends, Distributions and Taxes."

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES (EACH CLASS):

  Sales Load Imposed on Purchases.......................................... None
  Sales Load Imposed on Reinvested Dividends............................... None
  Redemption Fee:
    StocksPLUS Short Strategy Fund.........................................  1%*
    All Other Funds........................................................ None
  Exchange Fee............................................................. None

*On shares held less than 3 months.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):

                                                ADVISORY ADMINISTRATIVE  TOTAL
   INSTITUTIONAL CLASS SHARES                     FEE         FEE       EXPENSES
   -------------------------------------------- -------- -------------- --------
   Money Market Fund...........................   0.15%       0.20%       0.35%
   Short-Term Fund.............................   0.25        0.20        0.45
   Low Duration Fund...........................   0.25        0.18        0.43
   Low Duration Fund II........................   0.25        0.25        0.50
   Low Duration Fund III.......................   0.25        0.25        0.50
   Moderate Duration Fund......................   0.25        0.25        0.50
   High Yield Fund.............................   0.25        0.25        0.50
   Total Return Fund...........................   0.25        0.18        0.43
   Total Return Fund II........................   0.25        0.25        0.50
   Total Return Fund III.......................   0.25        0.25        0.50
   Commercial Mortgage Securities Fund.........   0.40        0.25        0.65
   Long-Term U.S. Government Fund..............   0.25        0.25        0.50
   Foreign Fund................................   0.25        0.25        0.50
   Global Fund.................................   0.25        0.30        0.55
   International Fund..........................   0.25        0.25        0.50
   StocksPLUS Fund.............................   0.40        0.25        0.65
   StocksPLUS Short Strategy Fund..............   0.40        0.25        0.65
   Growth Stock Fund...........................   0.25        0.25        0.50
   VersaSTYLE Equity Fund......................   0.40        0.25        0.65

                                       ADVISORY ADMINISTRATIVE SERVICE  TOTAL
   ADMINISTRATIVE CLASS SHARES           FEE         FEE         FEE   EXPENSES
   ----------------------------------- -------- -------------- ------- --------
   Money Market Fund..................   0.15%       0.20%      0.25%    0.60%
   Short-Term Fund....................   0.25        0.20       0.25     0.70
   Low Duration Fund..................   0.25        0.18       0.25     0.68
   Low Duration Fund II...............   0.25        0.25       0.25     0.75
   Low Duration Fund III..............   0.25        0.25       0.25     0.75
   Moderate Duration Fund.............   0.25        0.25       0.25     0.75
   High Yield Fund....................   0.25        0.25       0.25     0.75
   Total Return Fund..................   0.25        0.18       0.25     0.68
   Total Return Fund II...............   0.25        0.25       0.25     0.75
   Total Return Fund III..............   0.25        0.25       0.25     0.75
   Commercial Mortgage Securities
    Fund..............................   0.40        0.25       0.25     0.90
   Long-Term U.S. Government Fund.....   0.25        0.25       0.25     0.75
   Foreign Fund.......................   0.25        0.25       0.25     0.75
   Global Fund........................   0.25        0.30       0.25     0.80
   International Fund.................   0.25        0.25       0.25     0.75
   StocksPLUS Fund....................   0.40        0.25       0.25     0.90
   StocksPLUS Short Strategy Fund.....   0.40        0.25       0.25     0.90
   Growth Stock Fund..................   0.25        0.25       0.25     0.75
   VersaSTYLE Equity Fund.............   0.40        0.25       0.25     0.90

                                                                     PIMCO FUNDS

  For a more detailed discussion of the Funds' fees and expenses, see "Fund Administrator," "Advisory and Administrative Fees," and "Service Fees" under the caption "Management of the Trust."

EXAMPLE OF FUND EXPENSES:

  An investor would pay the following expenses on a $1,000 investment, assuming
(1) a hypothetical 5% annual return and (2) redemption at the end of each time period:

   INSTITUTIONAL CLASS SHARES                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
   --------------------------------------------- ------ ------- ------- --------
   Money Market Fund............................   $4     $11     $20     $ 44
   Short-Term Fund..............................  $ 5     $14     $25     $ 57
   Low Duration Fund............................  $ 4     $14     $24     $ 54
   Low Duration Fund II.........................  $ 5     $16     $28     $ 63
   Low Duration Fund III........................  $ 5     $16     $--     $ --
   Moderate Duration Fund.......................  $ 5     $16     $--     $ --
   High Yield Fund..............................  $ 5     $16     $28     $ 63
   Total Return Fund............................  $ 4     $14     $24     $ 54
   Total Return Fund II.........................  $ 5     $16     $28     $ 63
   Total Return Fund III........................  $ 5     $16     $28     $ 63
   Commercial Mortgage Securities Fund..........  $ 7     $21     $--     $ --
   Long-Term U.S. Government Fund...............  $ 5     $16     $28     $ 63
   Foreign Fund.................................  $ 5     $16     $28     $ 63
   Global Fund..................................  $ 6     $18     $31     $ 69
   International Fund...........................  $ 5     $16     $28     $ 63
   StocksPLUS Fund..............................  $ 7     $21     $36     $ 81
   StocksPLUS Short Strategy Fund...............   $7     $21     $--     $ --
   Growth Stock Fund............................  $ 5     $16     $28     $ 63
   VersaSTYLE Equity Fund.......................  $ 7     $21     $36     $ 81
   ADMINISTRATIVE CLASS SHARES                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
   --------------------------------------------- ------ ------- ------- --------
   Money Market Fund............................   $6     $19     $33     $ 75
   Short-Term Fund..............................  $7      $22     $39     $87
   Low Duration Fund............................  $7      $22     $38     $85
   Low Duration Fund II.........................  $8      $24     $42     $93
   Low Duration Fund III........................  $8      $24     $--     $ --
   Moderate Duration Fund.......................  $8      $24     $--     $ --
   High Yield Fund..............................  $ 8     $24     $42     $ 93
   Total Return Fund............................  $7      $22     $38     $85
   Total Return Fund II.........................  $8      $24     $42     $93
   Total Return Fund III........................  $8      $24     $42     $93
   Commercial Mortgage Securities Fund..........  $9      $29     $--     $ --
   Long-Term U.S. Government Fund...............  $8      $24     $42     $93
   Foreign Fund ................................  $8      $24     $42     $93
   Global Fund..................................  $8      $26     $44      $99
   International Fund...........................  $8      $24     $42     $93
   StocksPLUS Fund..............................  $9      $29     $50     $111
   StocksPLUS Short Strategy Fund...............   $9     $29     $--     $ --
   Growth Stock Fund............................  $ 8     $24     $42     $ 93
   VersaSTYLE Equity Fund.......................  $9      $29     $50     $111

  The above tables are provided to assist investors in understanding the various expenses which may be borne directly or indirectly in connection with an investment in the Funds. This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. Examples of Fund Expenses for five and ten year periods are only presented for those Funds with greater than ten months' operational results.

                              FINANCIAL HIGHLIGHTS

  The following information regarding selected per share data and ratios for shares of each Fund except the PIMCO Money Market Fund and PIMCO Total Return Fund II are part of the Trust's financial statements which are included in the Trust's Annual Report dated March 31, 1995, and Semi-Annual Report dated September 30, 1995, and incorporated by reference in the Statement of Additional Information. The Trust's audited financial statements and selected per share data and ratios appearing under the heading "Financial Highlights" have been examined by Price Waterhouse LLP, independent accountants, whose opinion thereon is also included in the Annual Report. Information contained in the Trust's Semi-Annual Report is unaudited. Information is presented for each Fund, and Class thereof, of the Trust which had investment operations during the reporting periods. Information regarding the PIMCO Money Market Fund and PIMCO Total Return Fund II reflects the operational history of the Money Market Fund and PIMCO Managed Bond and Income Fund, two series of PIMCO Advisors Institutional Funds, which were reorganized as series of the Trust as of November 1, 1995. On that date, the investment advisory responsibilities of Pacific Mutual Life Insurance Company with respect to the Money Market Fund were assumed by PIMCO. Information for these Funds is included in the Annual Report dated October 31, 1995, of PIMCO Advisors Institutional Funds, which is incorporated by reference in the Statement of Additional Information. The financial information for these Funds as of October 31, 1995, has been audited by Deloitte & Touche LLP, independent accountants, whose opinion thereon is included in the Annual Report.
  Selected data for a share outstanding throughout each period:

                    NET ASSET             NET REALIZED  TOTAL INCOME DIVIDENDS    DISTRIBUTIONS
 YEAR OR              VALUE      NET     AND UNREALIZED (LOSS) FROM   FROM NET      FROM NET    DISTRIBUTIONS
 PERIOD             BEGINNING INVESTMENT GAIN (LOSS) ON  INVESTMENT  INVESTMENT     REALIZED     FROM RETURN      TOTAL
 ENDED              OF PERIOD   INCOME    INVESTMENTS    OPERATIONS    INCOME     CAPITAL GAINS  OF CAPITAL   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
 Institutional
  Class
 10/31/95            $ 1.00      $.06                      $  .06      $(.06)                                     $(.06)
 10/31/94              1.00       .03                         .03       (.03)                                      (.03)
 10/31/93              1.00       .03                         .03       (.03)                                      (.03)
 10/31/92              1.00       .04                         .04       (.04)                                      (.04)
 10/31/91(a)           1.00       .04                         .04       (.04)                                      (.04)
 Administrative
  Class
 10/31/95(b)           1.00       .05                         .05       (.05)                                      (.05)
SHORT-TERM FUND
 Institutional
  Class
 9/30/95*            $ 9.79      $.36         $.09          $ .45      $(.36)                                     $(.36)
 3/31/95               9.92       .56         (.13)           .43       (.56)(1)                                   (.56)
 3/31/94              10.03       .48         (.12)           .36       (.47)                                      (.47)
 3/31/93              10.01       .37          .02            .39       (.37)                                      (.37)
 3/31/92              10.02       .55                         .55       (.55)         $(.01)                       (.56)
 3/31/91               9.99       .77          .04            .81       (.78)                                      (.78)
 3/31/90              10.00       .86         (.01)           .85       (.86)                                      (.86)
 3/31/89              10.00       .81         (.01)           .80       (.80)                                      (.80)
 3/31/88(c)           10.00       .33                         .33       (.33)                                      (.33)
LOW DURATION FUND
 Institutional
  Class
 9/30/95*            $ 9.76      $.34         $.21          $ .55      $(.34)                                     $(.34)
 3/31/95              10.04       .65         (.30)           .35       (.54)                       $(.09)         (.63)
 3/31/94              10.30       .62         (.16)           .46       (.67)(2)      $(.05)                       (.72)
 3/31/93              10.20       .75          .22            .97       (.74)          (.13)                       (.87)
 3/31/92              10.02       .83          .25           1.08       (.82)          (.08)                       (.90)
 3/31/91               9.89       .89          .12           1.01       (.88)                                      (.88)
 3/31/90               9.70       .88          .20           1.08       (.88)          (.01)                       (.89)
 3/31/89               9.99       .89         (.25)           .64       (.90)          (.03)                       (.93)
 3/31/88(d)           10.00       .74         (.01)           .73       (.74)                                      (.74)
 Administrative
  Class
 9/30/95*              9.76       .38          .16            .54       (.33)                                      (.33)
 3/31/95(e)            9.67       .18          .07            .25       (.14)                        (.02)         (.16)
LOW DURATION FUND
 II
 Institutional
  Class
 9/30/95*            $ 9.77      $.34         $.09          $ .43      $(.33)                                     $(.33)
 3/31/95               9.94       .62         (.16)           .46       (.61)(2)                    $(.02)         (.63)
 3/31/94              10.25       .60         (.28)           .32       (.58)         $(.05)                       (.63)
 3/31/93              10.04       .63          .25            .88       (.64)          (.03)                       (.67)
 3/31/92(f)           10.00       .28          .03            .31       (.27)                                      (.27)
HIGH YIELD FUND
 Institutional
  Class
 9/30/95*            $10.42      $.51         $.49         $ 1.00      $(.51)                                     $(.51)
 3/31/95              10.52       .99         (.12)           .87       (.95)(3)       (.02)                       (.97)
 3/31/94              10.41       .90          .18           1.08       (.90)          (.07)                       (.97)
 3/31/93(g)           10.00       .24          .41            .65       (.24)                                      (.24)
 Administrative
  Class
 9/30/95*             10.41       .53          .47           1.00       (.50)                                      (.50)
 3/31/95(h)           10.14       .23          .25            .48       (.21)                                      (.21)
TOTAL RETURN FUND
 Institutional
  Class
 9/30/95*            $10.02      $.38         $.41          $ .79      $(.36)                                     $(.36)
 3/31/95              10.25       .64         (.24)           .40       (.61)(4)                    $(.02)         (.63)
 3/31/94              10.91       .68         (.16)           .52       (.86)(5)       (.32)(6)                   (1.18)
 3/31/93              10.46       .76          .76           1.52       (.76)          (.31)                      (1.07)
 3/31/92              10.15       .86          .60           1.46       (.86)          (.29)                      (1.15)
 3/31/91               9.77       .90          .39           1.29       (.90)          (.01)                       (.91)
 3/31/90               9.62       .87          .21           1.08       (.87)          (.06)                       (.93)
 3/31/89              10.04       .90         (.23)           .67       (.91)          (.18)                      (1.09)
 3/31/88(d)           10.00       .67          .04            .71       (.67)                                      (.67)
 Administrative
  Class
 9/30/95*             10.01       .38          .39            .77       (.34)                                      (.34)
 3/31/95(i)           10.00       .31         (.06)           .37       (.35)(2)                     (.01)         (.36)

-------
(1) Including dividend in excess
    of $0.01.                        (4) Including dividend in excess

(2) Including dividend in excess
    of $0.03.                        (5) Including dividend in excess
                                         of $0.15.

(3) Including dividend in excess     (6) Including distribution in
    of $0.02.                            excess of $0.02.
                                     * Unaudited.

                                                                     PIMCO FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

  Selected data for a share outstanding throughout each period:

                                                            RATIO OF NET
                 NET ASSET         NET ASSETS  RATIO OF      INVESTMENT
 YEAR OR           VALUE              END     EXPENSES TO    INCOME TO   PORTFOLIO
 PERIOD             END    TOTAL   OF PERIOD    AVERAGE       AVERAGE    TURNOVER
 ENDED           OF PERIOD RETURN   (000'S)   NET ASSETS     NET ASSETS    RATE
--------------------------------------------------------------------------------------
MONEY MARKET
 FUND
 Institutional
  Class
 10/31/95         $ 1.00    5.67%  $    7,741    0.40%          5.53%        N/A
 10/31/94           1.00    3.53        7,454    0.40           3.52         N/A
 10/31/93           1.00    2.83        5,836    0.40           2.78         N/A
 10/31/92           1.00    3.85        7,817    0.40           4.02         N/A
 10/31/91(a)        1.00    3.78       45,406    0.53+          5.20         N/A
 Administrative
  Class
 10/31/95(b)        1.00    4.21           10    0.68+          5.94+        N/A
SHORT-TERM FUND
 Institutional
  Class
 9/30/95*         $ 9.88    4.64%  $   94,074    0.68%+(+)      7.32%+     93.46%
 3/31/95            9.79    4.46       90,114    0.50           5.67       79.30
 3/31/94            9.92    3.66       73,176    0.50           4.87       45.81
 3/31/93           10.03    3.94       46,905    0.50           3.67       54.50
 3/31/92           10.01    5.66       44,172    0.50           5.52       94.62
 3/31/91           10.02    8.44       44,820    0.50           7.83      115.26
 3/31/90            9.99    8.86       13,649    0.50           8.61      140.28
 3/31/89           10.00    8.29       14,401    0.50           8.57      178.21
 3/31/88(c)        10.00    7.17+       5,546    0.50+          6.99+      11.57
LOW DURATION
 FUND
 Institutional
  Class
 9/30/95*         $ 9.97    5.75%  $2,435,058    0.40%+         7.02%+     68.67%
 3/31/95            9.76    3.60    2,332,032    0.41           6.46       77.14
 3/31/94           10.04    4.56    2,298,255    0.43           6.05       42.69
 3/31/93           10.30    9.91    1,403,594    0.45           7.21       67.51
 3/31/92           10.20   11.30      906,650    0.50           8.08       37.21
 3/31/91           10.02   10.60      516,325    0.57           8.97       44.31
 3/31/90            9.89   11.36      317,425    0.60           8.83      161.91
 3/31/89            9.70    6.49      172,046    0.60           8.83       56.23
 3/31/88(d)         9.99    8.64+     115,865    0.60+          8.85+      77.88
 Administrative
  Class
 9/30/95*           9.97    5.59        1,083    0.64+          6.68+      68.67
 3/31/95(e)         9.76    2.53+         771    0.66+          6.93+      77.14
LOW DURATION
 FUND II
 Institutional
  Class
 9/30/95*         $ 9.87    4.47%  $  194,533    0.46%+         6.86%+     65.24%
 3/31/95            9.77    4.80      170,866    0.47           6.35      102.43
 3/31/94            9.94    3.15      141,411    0.50           5.73       53.78
 3/31/93           10.25    8.95      101,025    0.50           6.16       95.33
 3/31/92(f)        10.04    7.72+      31,027    0.51+          6.80+      12.57
HIGH YIELD FUND
 Institutional
  Class
 9/30/95*         $10.91    9.77%  $  470,510    0.44%+         9.58%+     35.92%
 3/31/95           10.42    8.81      336,310    0.48           9.37       77.60
 3/31/94           10.52   10.65      219,976    0.50           8.40      112.40
 3/31/93(g)        10.41   24.43+      24,069    0.50+          8.24+      29.74
 Administrative
  Class
 9/30/95*          10.91    9.75           31    0.42+          9.70+      35.92
 3/31/95(h)        10.41    4.66           41    0.73+         10.12+      77.60
TOTAL RETURN
 FUND
 Institutional
  Class
 9/30/95*         $10.45    7.94%  $9,126,049    0.40%+         6.96%+    104.35%
 3/31/95           10.02    4.22    7,239,735    0.41           6.72       98.48
 3/31/94           10.25    4.55    5,008,160    0.41           6.27      176.74
 3/31/93           10.91   15.29    3,155,441    0.43           7.07       89.95
 3/31/92           10.46   14.90    1,813,935    0.46           8.18      110.46
 3/31/91           10.15   13.74      975,619    0.49           9.10       98.68
 3/31/90            9.77   11.36      659,663    0.60           8.60      109.90
 3/31/89            9.62    5.96      192,613    0.60           8.53      195.26
 3/31/88(d)        10.04    8.31+      45,172    0.60+          7.66+      75.34
 Administrative
  Class
 9/30/95*          10.44    7.81       58,779    0.68+          6.86+     104.35
 3/31/95(i)        10.01    3.76+       9,037    0.66+          6.54+      98.48

-------
(a) From commencement of             (f) From commencement of
    operations, March 1, 1991.           operations, November 1,
(b) From commencement of                 1991.
    operations, January 24,          (g) From commencement of
    1995.                                operations, December 16,
(c) From commencement of                 1992.
    operations, October 7, 1987.     (h) From commencement of
(d) From commencement of                 operations, January 16,
    operations, May 11, 1987.            1995.
+ Annualized.
(e) From commencement of             (i) From commencement of
    operations, December 31,             operations, September 7,
    1994.                                1994.

+ Ratio includes interest expense incurred due to temporary borrowing under reverse repurchase agreements.

  Selected data for a share outstanding throughout each period:


                 NET ASSET             NET REALIZED  TOTAL INCOME DIVIDENDS      DISTRIBUTIONS
 YEAR OR           VALUE      NET     AND UNREALIZED (LOSS) FROM   FROM NET        FROM NET      DISTRIBUTIONS
 PERIOD          BEGINNING INVESTMENT GAIN (LOSS) ON  INVESTMENT  INVESTMENT       REALIZED       FROM RETURN      TOTAL
 ENDED           OF PERIOD   INCOME    INVESTMENTS    OPERATIONS    INCOME       CAPITAL GAINS    OF CAPITAL   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
 FUND II
 Institutional
  Class
 10/31/95         $ 9.39     $ .69        $  .76        $ 1.45      $ (.62)         $ (.01)                       $ (.63)
 10/31/94          10.38       .51          (.88)         (.37)       (.51)           (.05)          $(.06)         (.62)
 10/31/93           9.99       .61           .74          1.35        (.61)           (.35)                         (.96)
 10/31/92(j)       10.00       .49           .23           .72        (.49)           (.24)                         (.73)
 Administrative
  Class
 10/31/95(k)        9.34       .56           .88          1.44        (.55)           (.01)                         (.56)
TOTAL RETURN
 FUND III
 Institutional
  Class
 9/30/95*         $ 8.99     $ .33        $  .33        $  .66     $  (.32)                                       $ (.32)
 3/31/95            9.18       .59          (.16)          .43        (.54)(3)                       $(.08)         (.62)
 3/31/94            9.81       .59          (.03)          .56        (.78)(7)      $ (.41)(8)                     (1.19)
 3/31/93           10.31       .64           .75          1.39        (.64)          (1.25)                        (1.89)
 3/31/92(l)        10.00       .63           .58          1.21        (.63)           (.27)                         (.90)
LONG-TERM U.S. GOV'T FUND
 Institutional
  Class
 9/30/95*         $ 9.85     $ .37        $  .97        $ 1.34     $  (.36)                                       $ (.36)
 3/31/95            9.96       .60          (.09)          .51        (.62)(3)                                      (.62)
 3/31/94           11.36       .62          (.06)          .56       (1.09)(9)      $ (.87)(10)                    (1.96)
 3/31/93           10.82       .70          1.66          2.36        (.70)          (1.12)                        (1.82)
 3/31/92(m)        10.00       .64           .85          1.49        (.64)           (.03)                         (.67)
FOREIGN FUND
 Institutional
  Class
 9/30/95*         $ 9.38     $ .31        $  .74        $ 1.05     $  (.33)                                       $ (.33)
 3/31/95           10.18       .38          (.57)         (.19)                                      $(.61)         (.61)
 3/31/94           10.34       .55           .27           .82        (.55)         $ (.43)(11)                     (.98)
 3/31/93(n)        10.00       .16           .34          0.50        (.16)                                         (.16)
GLOBAL FUND
 Institutional
  Class
 9/30/95*         $ 9.87     $ .29        $  .32        $  .61     $  (.32)                                       $ (.32)
 3/31/95            9.85       .69          (.14)          .55        (.53)(12)                                     (.53)
 3/31/94(o)        10.00       .16          (.15)          .01        (.16)                                         (.16)
INTERNATIONAL
 FUND
 Institutional
  Class
 9/30/95*         $ 7.44     $ .18        $  .33        $  .51
 3/31/95            9.93      2.18         (2.41)        (0.23)    $ (2.26)                                       $(2.26)
 3/31/94           10.53       .47           .24           .71        (.96)         $ (.35)                        (1.31)
 3/31/93           10.02       .62           .42          1.04        (.48)           (.05)                         (.53)
 3/31/92            9.94       .79           .27          1.06        (.78)           (.20)                         (.98)
 3/31/91            9.78       .79           .30          1.09        (.83)           (.10)++                       (.93)
 3/31/90(p)        10.00       .15          (.27)         (.12)       (.10)                                         (.10)
STOCKSPLUS FUND
 Institutional
  Class
 9/30/95*         $10.48     $ .87        $ 1.15        $ 2.02     $  (.44)                                       $ (.44)
 3/31/95            9.52      1.03           .69          1.72        (.76)                                         (.76)
 3/31/94(q)        10.00       .34           .10           .44        (.35)(1)      $ (.57)(13)                     (.92)
GROWTH STOCK
 FUND
 Institutional
  Class
 9/30/95*         $13.71     $ .09        $ 2.30        $ 2.39     $  (.09)                                       $ (.09)
 3/31/95           13.51       .20          1.15          1.35        (.20)         $ (.95)                        (1.15)
 3/31/94           14.35       .19          (.11)          .08        (.19)           (.73)                         (.92)
 3/31/93           13.21       .20          1.31          1.51        (.20)           (.17)                         (.37)
 3/31/92           11.93       .23          1.28          1.51        (.23)                                         (.23)
 3/31/91           10.47       .31          1.45          1.76        (.30)                                         (.30)
 3/31/90            9.10       .36          1.39          1.75        (.38)                                         (.38)
 3/31/89            8.60       .33           .50           .83        (.33)                                         (.33)
 3/31/88(r)        10.00       .18         (1.40)        (1.22)       (.18)                                         (.18)
VERSASTYLE EQUITY FUND
 Institutional
  Class
 9/30/95*         $10.22     $ .10        $ 1.82        $ 1.92     $  (.10)                                       $ (.10)
 3/31/95(s)        10.00       .12           .22           .34        (.12)                                         (.12)

-------

(7) Including dividend in excess     (10) Including distribution in
    of $0.12.                         excess of $0.17.

(8) Including distribution in        (11) Including distribution in
    excess of $0.21.                      excess of $0.37.

(9) Including dividend in excess     (12) Including dividend in
    of $0.04.                             excess of $0.24.

* Unaudited.                         (13) Including distribution in
                                          excess of $0.47.

++ Gain distribution includes $0.14 per share characterized for tax purposes as distributions from ordinary income.

                                                                     PIMCO FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

  Selected data for a share outstanding throughout each period:

                                                           RATIO OF NET
                 NET ASSET          NET ASSETS  RATIO OF    INVESTMENT
 YEAR OR           VALUE               END     EXPENSES TO  INCOME TO   PORTFOLIO
 PERIOD             END    TOTAL    OF PERIOD    AVERAGE     AVERAGE    TURNOVER
 ENDED           OF PERIOD RETURN    (000'S)   NET ASSETS   NET ASSETS    RATE
-------------------------------------------------------------------------------------
TOTAL RETURN
 FUND II
 Institutional
  Class
 10/31/95         $10.21    15.96%  $  442,091    0.50%        6.47%      41.05%
 10/31/94           9.39    (3.58)     357,900    0.50         5.22       99.46
 10/31/93          10.38    13.79      371,260    0.50         5.38       49.71
 10/31/92(j)        9.99     7.52      287,113    0.50+        5.83+     133.61
 Administrative
  Class
 10/31/95(k)       10.22    15.92        3,163    0.76+        6.22+      40.91
TOTAL RETURN
 FUND III
 Institutional
  Class
 9/30/95*         $ 9.33     7.43%  $  115,717    0.50%+       7.04%+     90.00%
 3/31/95            8.99     4.92       99,497    0.50         6.95      145.98
 3/31/94            9.18     5.64       97,522    0.50         6.00       95.21
 3/31/93            9.81    14.47       65,349    0.51         6.06      161.38
 3/31/92(l)        10.31    13.61+      47,908    0.60+        6.75+     521.14
LONG-TERM U.S.
 GOV'T FUND
 Institutional
  Class
 9/30/95*         $10.83    13.71%  $   44,397    0.50%+       6.76%+     67.41%
 3/31/95            9.85     5.50       32,349    0.50         6.62       88.92
 3/31/94            9.96     4.13       25,978    0.50         5.37       97.67
 3/31/93           11.36    23.42       22,946    0.50         6.16      320.08
 3/31/92(m)        10.82    20.57+      15,900    0.50+        7.91+     427.81
FOREIGN FUND
 Institutional
  Class
 9/30/95*         $10.10    11.47%  $  233,296    0.54%+       6.87%+    477.49%
 3/31/95            9.38    (1.85)     232,700    0.47         6.44      299.45
 3/31/94           10.18     7.79      498,521    0.54         5.12      260.34
 3/31/93(n)        10.34    16.23+     178,895    0.65+        4.97+     122.55
GLOBAL FUND
 Institutional
  Class
 9/30/95*         $10.16     6.23%  $   98,073    0.65%+       6.27%+    462.39%
 3/31/95            9.87    10.35       76,476    0.64         5.59      461.46
 3/31/94(o)         9.85     0.08       40,485    0.50+        4.55+     132.41
INTERNATIONAL
 FUND
 Institutional
  Class
 9/30/95*          $7.95     6.85%  $2,195,889    0.46%+       6.92%+    627.00%
 3/31/95            7.44    (1.27)      45,950    0.43         5.90      674.00
 3/31/94            9.93     6.54    2,296,978    0.43         5.51      370.00
 3/31/93           10.53    10.61    2,589,677    0.46         6.67      301.00
 3/31/92           10.02    10.97    1,314,661    0.51         8.24      201.00
 3/31/91            9.94    11.55      609,660    0.55         8.23      202.00
 3/31/90(p)         9.78    (4.18)+    407,210    0.75+        7.94+      49.00
STOCKSPLUS FUND
 Institutional
  Class
 9/30/95*         $12.06    19.42%  $   73,687    0.65%+      18.76%+     70.65%
 3/31/95           10.48    18.64       46,498    0.50        11.89      176.98
 3/31/94(q)         9.52     1.55       14,330    0.50+        4.00+      33.29
GROWTH STOCK
 FUND
 Institutional
  Class
 9/30/95*         $16.01    17.44%  $   11,180    0.50%+       1.08%+     28.78%
 3/31/95           13.71    10.65       15,429    0.50         1.43       89.98
 3/31/94           13.51     0.48       22,513    0.50         1.39       81.36
 3/31/93           14.35    11.51       22,907    0.53         1.53       63.91
 3/31/92           13.21    12.87       15,590    0.60         2.02       64.63
 3/31/91           11.93    17.14        4,550    0.60         2.93       93.22
 3/31/90           10.47    19.28        3,882    0.60         3.53      106.37
 3/31/89            9.10     9.76        3,077    0.60         3.42       45.09
 3/31/88(r)         8.60   (15.89)+      4,447    0.60+        2.87+      49.72
VERSASTYLE EQUITY FUND
 Institutional
  Class
 9/30/95*         $12.04    18.89%  $    6,150    0.65%+       1.88%+     91.00%
 3/31/95(s)        10.22     3.44        5,171    0.65+        2.45+     160.00

--------
(j) From commencement of                 (o) From commencement of
    operations, December 30, 1991.           operations, November 23, 1993.
(k) From commencement of                 (p) From commencement of
    operations, November 30, 1994.           operations, December 13, 1989.
(l) From commencement of                 (q) From commencement of
    operations, May 1, 1991.                 operations, May 14, 1993.
(m) From commencement of                 (r) From commencement of
    operations, July 1, 1991.                operations, June 29, 1987.
(n) From commencement of                 (s) From commencement of
    operations, December 3, 1992.            operations, September 30, 1994.
+ Annualized.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objective and general investment policies of each Fund are described below. There can be no assurance that the investment objective of any Fund will be achieved. Because the market value of each Fund's investments will change, the net asset value per share of each Fund, except the PIMCO Money Market Fund, also will vary. Specific portfolio securities eligible for purchase by the Funds, investment techniques that may be used by the Funds, and the risks associated with these securities and techniques are described more fully under "Characteristics and Risks of Securities and Investment Techniques" in the Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information.

FIXED INCOME FUNDS

  Each of the Fixed Income Funds differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. For a discussion of the concept of duration, see "Duration" below.

  The investment objective of the PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income consistent with preservation of capital and daily liquidity. The PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so. Each of the remaining Fixed Income Funds seeks to maximize total return, consistent with preservation of capital and prudent investment management.

  In selecting securities for each Fixed Income Fund, the Adviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of each Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Adviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

  Each of the Fixed Income Funds will invest at least 65% of its assets in the following types of securities, which, unless specifically provided otherwise in the description of the Funds that follows, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; structured notes and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Each of the Fixed Income Funds may hold different percentages of its assets in these various types of securities, and each Fund, except the PIMCO Money Market Fund, may invest all of its assets in derivative instruments or in mortgage- or asset-backed securities.

  The compositions of the Fixed Income Funds differ as follows:

  PIMCO Money Market Fund seeks maximum current income consistent with the preservation of capital and daily liquidity. It attempts to achieve this objective by investing at least 95% of its total assets, measured at the time of investment, in a diversified portfolio of highest quality money market securities. The Fund may also invest up to 5% of its total assets, measured at the time of investment, in money market securities that are in the second-highest rating category for short-term obligations. The Fund's investments in securities will be limited to U.S. dollar-denominated securities that mature in 13 months or less from the date of purchase. The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities from domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

                                                                    PIMCO FUNDS

  The PIMCO Money Market Fund may invest only in U.S. dollar-denominated money market instruments that present minimal credit risk and, with respect to at least 95% of its total assets, measured at the time of investment, that are of the highest quality. The Adviser will make a determination as to whether a security presents minimal credit risk under procedures adopted by the Board of Trustees. A money market instrument will be considered to be highest quality
(1) if rated in the highest rating category (i) by any two nationally recognized statistical rating organizations ("NRSROs") (e.g., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P, or, (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees;
(2) if unrated but issued by an issuer that has short-term debt obligations of comparable maturity, priority, and security, and that are rated in the highest rating category by (i) any two NRSROs or, (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; or (3) an unrated security that is of comparable quality to a security rated in the highest rating category as determined by the Adviser and whose acquisition is approved or ratified by the Board of Trustees. With respect to no more than 5% of its total assets, measured at the time of investment, the Fund may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (e.g., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category.

  The PIMCO Money Market Fund may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that (1) the Fund may invest more than 5% of its total assets in the securities of a single issuer if rated in the highest rating category for a period of up to three business days after purchase, provided that the Fund may not make more than one investment at a time in accordance with this exception, and (2) this limitation shall not apply to U.S. Government securities and repurchase agreements with respect thereto. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that this limitation shall not apply to U.S. Government securities. In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is required for securities purchased by the Fund, the Adviser, under procedures approved by the Board of Trustees (or the Board of Trustees itself if the Adviser becomes aware an unrated security is downgraded below high quality and the Adviser does not dispose of the security or such security does not mature within five business days) shall promptly reassess whether such security presents minimal credit risk and determine whether to retain the instrument.

  PIMCO Short-Term Fund invests in a diversified portfolio of fixed income securities of varying maturities with a maximum portfolio duration of one year. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade (rated below Baa by Moody's or BBB by S&P) but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). Securities rated below investment grade may be referred to colloquially as "junk bonds." For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

  PIMCO Low Duration Fund invests in a diversified portfolio of fixed income securities of varying maturities with a portfolio duration of from one to three years. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The total rate of return for this Fund is expected to exhibit less volatility than that of the PIMCO Moderate Duration Fund or the PIMCO Total Return Fund because its duration will be shorter.

  PIMCO Low Duration Fund II has the same policies as the PIMCO Low Duration Fund, except that its investments in fixed income securities are limited to those of domestic (U.S.) issuers that are rated at least A by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality).

  PIMCO Low Duration Fund III has the same policies as the PIMCO Low Duration Fund, except that it limits its investments with respect to certain socially sensitive issues. As a matter of non-fundamental policy, the Fund will not invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

  PIMCO Moderate Duration Fund invests in a diversified portfolio of fixed income securities of varying maturities with a portfolio duration range of two to four years. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The total rate of return for this Fund is expected to exhibit less volatility than that of the PIMCO Total Return Fund because its duration will normally be shorter. However, the total rate of return for this Fund is expected to exhibit more volatility than that of the PIMCO Low Duration Fund because its duration will normally be longer.

  PIMCO High Yield Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Such securities are colloquially referred to as "junk bonds." The remainder of the Fund's assets may be invested in investment grade fixed income securities (i.e., securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, deemed by the Adviser to be of comparable quality). The portfolio duration of the PIMCO High Yield Fund will vary within a range of from two to six years, depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers, but only those that are U.S. dollar-denominated. The Fund may also engage in hedging strategies involving equity options.

  Investments in high yield securities, while generally providing greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, also entail greater risk, including the possibility of default or bankruptcy of the issuer of such securities. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession, as the issuers of high yield securities may be less able to withstand general economic downturns. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets. The value of all fixed income securities, including those held by the Fund, can be expected to change inversely with interest rates. For a further discussion of the special risks of investing in lower rated securities, see "Characteristics and Risks of Securities and Investment Techniques--High Yield Securities."

  PIMCO Total Return Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities with a portfolio duration range of three to six years. The duration of this Fund will vary within the three- to six-year timeframe based on the Adviser's forecast for interest rates, but under current conditions is expected to stay within one year of what the Adviser believes to be the average duration of the bond market as a whole. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued. The total rate of return for this Fund is expected to exhibit less volatility than that of the PIMCO Long-Term U.S. Government Fund because its duration will normally be shorter.

  PIMCO Total Return Fund II has the same policies as the PIMCO Total Return Fund, except that its investments in fixed income securities are limited to those of domestic (U.S.) issuers that are rated at least Baa by Moody's or BBB by S&P (or, if unrated, determined by the Adviser to be of comparable quality.)

                                                                    PIMCO FUNDS

  PIMCO Total Return Fund III has the same policies as the PIMCO Total Return Fund, except that it limits its investments with respect to certain socially sensitive issues in the same manner as the PIMCO Low Duration Fund III.

  PIMCO Commercial Mortgage Securities Fund invests at least 65% of its assets in commercial mortgage-backed securities rated at least Baa by Moody's or BBB by S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund also may invest up to 35% of its assets in lower-rated securities (but rated at least B, or, if unrated, determined by the Adviser to be of comparable quality) if such securities are considered by the Adviser to have attractive investment characteristics. For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The portfolio duration of this Fund will vary within a range of from three to eight years, depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers, but only those that are U.S. dollar-denominated.

  PIMCO Long-Term U.S. Government Fund invests in a diversified portfolio of primarily U.S. Government securities, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. The Fund will have a minimum portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is expected to be more than ten years. The total rate of return is expected to exhibit more volatility than that of the other Fixed Income Funds due to the greater investment risk normally associated with longer duration investments. The PIMCO Long-Term U.S. Government Fund's investments in fixed income securities are limited to those of U.S. dollar-denominated securities of domestic and foreign issuers that are rated at least A by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). In addition, the Fund will not acquire a security if, as a result, more than 10% of the Fund's total assets would be invested in securities rated below Aa by Moody's or below AA by S&P, or if more than 25% of the Fund's total assets would be invested in securities rated Aa by Moody's or AA by S&P.

  PIMCO Foreign Fund invests in a portfolio of fixed income securities primarily denominated in major foreign currencies and baskets of foreign currencies (such as the European Currency Unit, or "ECU"). The Adviser will invest the assets of the Fund in a number of international bond markets so that, under normal circumstances, the Fund will invest at least 85% of its assets in securities of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The portfolio duration of the Fund will vary from three to six years.

  PIMCO Global Fund invests in a portfolio of fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar. Under normal circumstances, at least 65% of its assets will be invested in fixed income securities of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. Depending on the Adviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Credit and Quality Standards." The portfolio duration of the Fund will vary from three to eight years.

  The PIMCO Foreign and Global Funds differ primarily in the extent to which assets are invested in the securities of issuers located outside the United States. The Adviser will select the PIMCO Foreign and Global Funds' foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant.

  PIMCO International Fund invests in a portfolio of fixed income securities denominated in major foreign currencies, baskets of foreign currencies, and the U.S. dollar. The PIMCO International Fund is available only to private account clients of PIMCO. The Adviser will invest the assets of the Fund in a number of international bond markets so that, under normal conditions, the Fund will invest at least 65% of its assets in fixed income securities of foreign issuers representing at least three foreign countries or currencies, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when the Adviser deems it appropriate to do so. The PIMCO International Fund will invest only in investment grade securities, i.e., in securities rated at least Baa by Moody's or BBB by S&P (or, if unrated, deemed by the Adviser to be of comparable quality). The portfolio duration of the PIMCO International Fund will vary based on the strategy currently being used by the Adviser in managing the assets of the Fund within the overall PIMCO private account management program, but is not expected to exceed eight years. The Adviser will select the Fund's foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant.

  As a non-fundamental, operating policy, the Adviser intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Fixed Income Funds (other than the Global Fund) denominated in currencies other than the U.S. dollar. There can be no assurance that the Adviser will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely effect yield and return.

  The PIMCO Commercial Mortgage Securities, Foreign, Global and International Funds are "non-diversified" for purposes of the Investment Company Act of 1940 ("1940 Act"), meaning that they may invest a greater percentage of their assets in the securities of one issuer than the other Funds. As "non-diversified" portfolios, these Funds may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.

INVESTMENT TECHNIQUES USED BY THE FIXED INCOME FUNDS

  The Fixed Income Funds, except the PIMCO Money Market Fund, may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on fixed income securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. All of the Fixed Income Funds that may invest in securities denominated in foreign currencies also may engage in foreign currency exchange transactions by means of buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fixed Income Funds that may invest in securities denominated in foreign currencies also may enter into foreign currency forward contracts and buy or sell foreign currencies or foreign currency options for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fixed Income Funds, except the PIMCO Money Market Fund, may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. In addition, the Fixed Income Funds may purchase and sell securities on a when-issued or delayed-delivery basis, sell securities short (except the PIMCO High Yield and Total Return III Funds), enter into forward commitments to purchase securities and lend their securities to brokers, dealers and other financial institutions to earn income. See "Characteristics and Risks of Securities and Investment Techniques" for a description of securities and investment techniques listed above and restrictions generally applicable to a Fund's investment in or use of them.

CREDIT AND QUALITY STANDARDS

  Each of the PIMCO Short-Term, Low Duration, Low Duration III, Moderate Duration, Total Return, Total Return III, Foreign, Global, StocksPLUS and StocksPLUS Short Strategy Funds may invest up to 10% of its assets in fixed income securities that are rated below "investment grade," i.e., rated below Baa by Moody's or BBB by S&P, but at least B (or, if unrated, determined by the Adviser to be of comparable quality). The PIMCO Commercial Mortgage Securities Fund may invest up to 35% of its assets in such securities. Securities rated below investment grade are described as "speculative" by both Moody's and S&P. Securities rated B are judged

                                                                    PIMCO FUNDS
to be predominately speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. The Adviser seeks to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of its own credit analysis. The PIMCO High Yield Fund's investments in high yield securities are discussed separately under "Characteristics of Securities and Investment Techinques--High Yield Securities."

  Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those institutional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. See "Appendix A--Description of Securities Ratings," for a description of Moody's and S&P's ratings applicable to fixed income securities.

TOTAL RETURN

  The "total return" sought by certain of the Fixed Income Funds will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares), or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital appreciation or depreciation) is largely a function of changes in the current level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

DURATION

  Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in portfolio selection for the Fixed Income Funds.

  Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

EQUITY FUNDS

  The Equity Funds are the PIMCO StocksPLUS Fund, the PIMCO StocksPLUS Short Strategy Fund, the PIMCO Growth Stock Fund, and the PIMCO VersaSTYLE Equity Fund. The investment objective of the PIMCO Growth Stock Fund is to seek long-term growth of capital. The investment objective of both the PIMCO StocksPLUS and the PIMCO VersaSTYLE Equity Funds is to seek to achieve a total return which exceeds the total return performance of the Standard and Poor's 500 Composite Stock Price Index ("S&P 500"). The investment objective of the PIMCO StocksPLUS Short Strategy Fund is to seek total return through the implementation of short investment positions on the S&P 500 Index.

  Each of the Equity Funds invests in common stocks, options, futures, options on futures and swaps consistent with its portfolio management strategy as set forth below. Assets not invested in equity securities may be invested in securities eligible for purchase by the Fixed Income Funds. In addition, each of the Funds may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. Each of the Equity Funds may invest all of its assets in derivative instruments, as described below and under "Characteristics of Securities and Investment Techniques--Derivative Instruments."

  Each of the PIMCO Growth Stock and PIMCO VersaSTYLE Equity Funds may invest in other equity securities, including securities convertible into common stocks and warrants, may invest up to 25% of its assets in the securities of foreign issuers, primarily in the form of American Depositary Receipts ("ADRs,") European Depositary Receipts ("EDRs,") or Global Depositary Receipts ("GDRs,") and may purchase and sell options and futures on foreign currencies and enter into forward currency contracts.

  The Equity Funds differ in composition or strategy as follows:

  PIMCO StocksPLUS Fund invests only in common stocks that are represented in the S&P 500 ("S&P 500 stocks"), stock index futures, options on stock indexes, and options on stock index futures that are based on the S&P 500 and swap agreements with respect to the S&P 500 ("S&P 500 derivatives"). StocksPLUS is the name of a proprietary portfolio management strategy which utilizes S&P 500 derivatives in addition to or in place of S&P 500 stocks to equal or exceed the performance of the S&P 500. The Fund will seek to remain invested in S&P 500 stocks and S&P 500 derivatives even when the S&P 500 is declining.

  The percentage of the PIMCO StocksPLUS Fund's assets invested directly in S&P 500 stocks will vary depending primarily on whether S&P 500 derivatives appear, in the Adviser's opinion, overvalued or undervalued with respect to the stocks underlying the S&P 500. The Fund may invest up to 100% of its assets in S&P 500 derivatives. The Fund will maintain a segregated account consisting of liquid assets, such as cash, U.S.

                                                                    PIMCO FUNDS
Government securities, or high grade debt obligations or otherwise maintain offsetting positions to cover its open positions in S&P 500 derivatives.

  The S&P 500 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard and Poor's Corporation ("S&P") chooses the stocks to be included in the S&P 500 solely on a statistical basis. The weightings of stocks in the index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Stocks represented currently in the S&P 500 represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P.

  When S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest up to 100% of its assets in a "basket" of S&P 500 stocks. The composition of this basket will be determined by standard statistical techniques that analyze the historical correlation between the return of every stock currently in the S&P 500 and the return on the S&P 500 itself. The Adviser may employ fundamental stock analysis only to choose among stocks that have already satisfied the statistical correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500.

  Positions in S&P 500 futures and options on futures will be entered into only to the extent they constitute permissible positions for the Fund according to applicable rules of the Commodity Futures Trading Commission ("CFTC"). From time to time, the Adviser may be constrained in its ability to use S&P 500 derivatives either by requirements of the Internal Revenue Code or by an unanticipated inability to close out positions when it would be most advantageous to do so. A large number of investors use S&P derivatives for both hedging and speculative purposes, and although generally this helps guarantee a liquid market in those instruments, at times liquidity may be limited. For more information about S&P 500 derivatives, see "Characteristics and Risks of Securities and Investment Techniques--Derivative Instruments."

  PIMCO StocksPLUS Short Strategy Fund invests primarily in S&P 500 short positions such that the Fund's net asset value is generally expected to vary inversely to the value of the S&P 500. The Fund is designed for investors seeking to take advantage of declines in the value of the S&P 500, or investors wishing to hedge existing long equity positions. The Fund will generally realize gains only when the price of the S&P 500 Index is declining. When the S&P is rising, the Fund will generally incur a loss.

  The Fund will maintain short positions through the use of a combination of S&P 500 derivatives, including options, futures and swap agreements. All S&P 500 derivatives will be covered by the maintenance of a segregated account consisting of liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations, or through the maintenance of offsetting positions. It is anticipated that the Fund will generally remain fully invested in S&P 500 short positions at all times, even during periods when the S&P 500 Index is rising. However, the Fund intends to purchase call options on S&P 500 futures contracts in an effort to limit the total potential decline in the Fund's net asset value at any one time to approximately 50%. There can be no assurance that the use of such call options would be effective in limiting the potential decline in net asset value of the Fund.

  PIMCO will actively manage the fixed income portion of the Fund's investment portfolio that is used as coverage for the S&P 500 derivatives, in an attempt to provide incremental returns. Thus, there will not be a perfect inverse correlation between the performance of the S&P 500 and the performance of the Fund. A perfect inverse correlation would exist if the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased in exact proportion to decreases in the S&P 500 (or decreased in exact proportion to increases in the S&P 500). Rather, because of PIMCO's management of the fixed income securities that are held by the Fund as cover for the Fund's short positions, it is expected that, if the value of the S&P 500 were to decrease by 10%, for example, the amount by which the Fund's net asset value would increase would be an amount slightly in excess of 10%. Conversely, an increase in the S&P 500 of 10% would result in a loss to the Fund of slightly less than this amount.

  PIMCO Growth Stock Fund invests primarily in a diversified, actively managed portfolio of common stocks of domestic and foreign issuers. The Fund may invest up to 25% of its assets in securities denominated in foreign currencies. The Adviser's methodology of stock selection utilizes quantitative and fundamental equity analysis to identify stocks which it believes to have above-average market appreciation potential over a full market cycle. Such potential may be due, for example, to superior underlying growth rates of earnings, undervaluation of share prices, or technological advances that have not been recognized by the market.

  The Adviser selects stocks from a universe of primarily growth and cyclical growth stocks. New issues may occasionally be purchased, but generally only if the issuer has a sufficient existing operating history to provide a basis for the Adviser's quantitative analysis. The PIMCO Growth Stock Fund will normally be fully invested in equity securities, although the Adviser will vary the percentage of assets committed to the equity market based on economic and market conditions.

  The PIMCO Growth Stock Fund may purchase and sell options on equity securities, stock indexes, and foreign currencies, and for hedging purposes, the Fund may purchase and sell stock index and foreign currency futures and related options and enter into forward contracts for foreign currencies. See "Characteristics and Risks of Securities and Investment Techniques" for more details on investment practices.

  PIMCO VersaSTYLE Equity Fund invests primarily in common stocks of domestic and foreign issuers. The Fund may invest up to 25% of its assets in securities denominated in foreign currencies. Although the Adviser will vary the percentage of assets committed to the equity market based on economic or market conditions, the PIMCO VersaSTYLE Equity Fund will normally be fully invested in equity securities or equity derivatives.

  VersaSTYLE is a proprietary portfolio management strategy that seeks to identify the investment style or styles such as "small capitalization," "growth," or "value investing" that the Adviser believes are most likely to provide superior total return at a given time. The Adviser then tailors the Fund's investment strategy and changes the Fund's holdings in a manner consistent with the strategy's outlook. The Adviser's methodology of stock selection utilizes economic and other data in seeking to identify appropriate investment styles and to select individual securities. "Small capitalization" investing involves the purchase of securities of relatively small issuers with little equity and few shares of common stock outstanding, which the Adviser believes may present the potential for significant growth. Small-capitalization stocks tend to be subject to large price fluctuations, and therefore the potential for short-term gains and losses is greater. "Growth" investing involves the purchase of securities of issuers characterized as having relatively low ratios of book to market value that are expected to have above-average increases in revenues and earnings. These firms normally retain most earnings for reinvestment and therefore pay small dividends, emphasizing growth of capital over time as opposed to current yield or income. "Value" investing involves the purchase of securities based more upon the value of the issuer's assets than upon projected earnings. "Value" firms are characterized as having relatively higher ratios of book to market value. For example, such an issuer's current assets may exceed its total liabilities on a per share basis by more than the market price of the stock.

  The Fund may take positions in individual equity and index options, index futures and options on index futures. The Fund may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts. Additionally, the Fund may enter into certain over-the-counter transactions, including swap agreements. The primary purpose of futures and derivative positions is to hedge risks arising from current or anticipated equity positions, or to tailor the Fund's risk profile or to achieve exposure to particular market sectors in a manner more cost-effective than undertaking transactions in individual equity securities. See "Characteristics and Risks of Securities and Investment Techniques" for more details on investment practices.

                            INVESTMENT RESTRICTIONS

  Each Fund's investment objective, as set forth under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, a Fund may not:

    (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and
  (b) with respect to the Money Market Fund, to securities or obligations issued by U.S. banks;

                                                                    PIMCO FUNDS

    (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (This investment restriction is not applicable to the Commercial Mortgage Securities Fund, the Foreign Fund, the Global Fund or the International Fund.);

    (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (This restriction is not applicable to the Commercial Mortgage Securities Fund, the Foreign Fund, the Global Fund or the International Fund.);

    (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

    (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in this Prospectus and in the Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

    (6) for the High Yield, Total Return III, International and StocksPLUS
  Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

    (7) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in this Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts, and commitments entered into under swap agreements or other derivative instruments will not be deemed to be pledges of a Fund's assets);

    (8) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and
  (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust;

    (9) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

    (10)(a) for the High Yield, Total Return III, and StocksPLUS Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in this Prospectus and in the Statement of Additional Information for transactions in options, futures, options on futures, and transactions arising under swap agreements or other derivative instruments;

    (b) for the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Foreign, Global, International, StocksPLUS Short Strategy, Growth Stock and VersaSTYLE Equity Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in this Prospectus and in the Statement of Additional Information.

  Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

    (A) invest for the purpose of exercising control or management;

    (B) purchase securities of other investment companies, except that a Fund may, for temporary purposes, purchase shares of money market mutual funds, subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder, or by any State in which shares of the Fund are registered (collateral arrangements with respect to securities on loan from a Fund are not considered to involve the purchase of securities by the Fund and are not subject to this restriction);

    (C) invest more than 15% of the net assets of a Fund (10% in the case of the PIMCO Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements) repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, and securities and other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

    (D) invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of Federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

    (E) purchase of retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and Directors of Trustees of the Trust or of the Adviser who each own beneficially more than one-half of 1% of its securities;

    (F) purchase securities for the Fund from, or sell portfolio securities to, any of the officers and Directors or Trustees of the Trust or of the Adviser;

    (G) for the PIMCO Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Foreign, Global, StocksPLUS Short Strategy, Growth Stock and VersaSTYLE Equity Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

    (H) invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities;

    (I) borrow money (excluding dollar rolls and reverse repurchase agreements, which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes; or

    (J)(a) for the PIMCO Short-Term, Low Duration and Low Duration III Funds, invest greater than 5% of its assets in the securities of issuers based in Newly Industrialized Countries ("NICs"); and

  (b) for the remaining Fixed Income Funds, invest greater than 10% of its assets in the securities of issuers based in NICs.

  In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the PIMCO Global Fund, will hedge at least 75% of its exposure to foreign currency using the techniques described in this Prospectus. There can be no assurance that currency hedging techniques will be successful.

  Unless otherwise indicated, all limitations applicable to Fund investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if

                                                                    PIMCO FUNDS
unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

       CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

  The following describes in greater detail different types of securities and investment techniques used by the individual Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

CORPORATE DEBT SECURITIES

  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities." The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

  Investments in corporate debt securities that are below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Adviser seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Appendix A-- Description of Securities Ratings." Investments in high yield securities are discussed separately below, see "High Yield Securities."

VARIABLE AND FLOATING RATE SECURITIES

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

  Each of the Fixed Income Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.

  Each of the Fixed Income Funds, except the PIMCO Money Market Fund, may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

  Each Fund, except the PIMCO Money Market Fund, may invest all of its assets in mortgage- or asset-backed securities. The value of some mortgage- or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

  Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

  Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-

                                                                    PIMCO FUNDS
through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

  Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

  Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.

  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. The Funds have adopted a policy under which no Fund will invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors. For a discussion of the characteristics of some of these instruments, see the Statement of Additional Information.

REPURCHASE AGREEMENTS

  For the purpose of achieving income, each Fund may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. No Fund will invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS, AND OTHER BORROWINGS

  A reverse repurchase agreement is a form of leverage that involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets, such as cash, U.S. Government securities or high-grade debt obligations, maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements.

  A Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will maintain a segregated account consisting of liquid assets, such as cash, U.S. Government securities or high-grade debt obligations, to cover its obligations under dollar rolls.

  Dollar rolls and reverse repurchase agreements will be subject to the Funds' limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund's total assets. Apart from transactions involving reverse repurchase agreements and dollar rolls, a Fund will not borrow money, except for temporary administrative purposes.

LOANS OF PORTFOLIO SECURITIES

  For the purpose of achieving income, the Funds may lend their portfolio securities, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

DELAYED DELIVERY TRANSACTIONS

  A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets, such as cash, U.S. Government securities or high grade debt obligations in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed-delivery basis.

SHORT SALES

  Certain Funds, particularly the PIMCO StocksPLUS Short Strategy Fund, may from time to time effect short sales as part of their overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale (other than a short sale against the box) is a transaction in which a Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that a Fund engages in short sales, it must (except in the case of short sales "against the box") maintain asset coverage in the form of liquid assets, such as cash, U.S. Government securities or high grade debt obligations in a segregated account, or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

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FOREIGN SECURITIES

  Each of the Fixed Income Funds (except the PIMCO Low Duration II and Total Return II Funds) may invest directly in fixed income securities of non-U.S. issuers. The PIMCO Money Market, High Yield, Commercial Mortgage Securities and Long-Term U.S. Government Funds may only invest in U.S. dollar-denominated fixed income securities of non-U.S. issuers. The PIMCO Growth Stock and VersaSTYLE Equity Funds may invest directly in foreign equity securities and in securities represented by EDRs, ADRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also trade in public or private markets in other countries.

  Each Fund (except the PIMCO VersaSTYLE Equity Fund) will limit its foreign investments to securities of issuers based in developed countries (including Newly Industrialized Countries ("NICs"), such as Taiwan, South Korea and Mexico). The PIMCO Short-Term, Low Duration and Low Duration III Funds limit their investments in securities of issuers based in NICs to 5% of their net assets, and the remaining Fixed Income Funds limit their investments in securities of issuers based in NICs to 10% of their net assets. Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

  The PIMCO VersaSTYLE Equity Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risk of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain developing countries; the fact that companies in developing countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

  Each of the Fixed Income Funds (except the PIMCO Low Duration II and Total Return II Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. For further information, see the Statement of Additional Information.

FOREIGN CURRENCY TRANSACTIONS

  Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

  All Funds that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund that may invest in securities denominated in foreign currencies, except the PIMCO Global Fund, will use these techniques to hedge at least 75% of its exposure to foreign currency. A Fund will segregate liquid assets, such as cash or high grade debt obligations, in a segregated account to cover forward currency contracts entered into for non-hedging purposes.

  The Funds also may invest in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates. For a description of these instruments, see the Statement of Additional Information.

HIGH YIELD SECURITIES ("JUNK BONDS")

  The PIMCO High Yield Fund invests at least 65% of its assets, and the PIMCO Commercial Mortgage Securities Fund may invest up to 35% of its assets, in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, of comparable quality). In addition, each of the PIMCO Short-Term, Low Duration, Low Duration III, Moderate Duration, Total Return, Total Return III, Foreign, Global, StocksPLUS and StocksPLUS Short Strategy Funds may invest up to 10% of its assets in such securities. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in these Funds.

  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the

                                                                    PIMCO FUNDS
ability of a Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

  There may be special tax considerations associated with investing in high yield securities structured as zero coupon or payment-in-kind securities. Each Fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. The Funds will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders generally will be taxed on these distributions.

  The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

  During the year ended March 31, 1995, based upon the dollar-weighted average ratings of the Funds' portfolio holdings at the end of each month in the Funds' fiscal year, each Fund that may invest greater than 5% of its assets in securities rated below investment grade had the following percentages of its net assets invested in securities rated in the categories indicated as rated by Moody's (or, if unrated, determined by the Adviser to be of comparable quality). See "Appendix A--Description of Securities Ratings," for further information.

                                  RATING
                  --------------------------------------------
                                          BELOW
FUND              PRIME 1 AAA  AA    A   PRIME 1 BAA  BA    B
----              ------- ---  ---  ---  ------- ---  ---  ---
Short-Term            1%   53%   0%  10%     6%   21%   8%   1%
Low Duration          3    47    3   11      1    29    6    0
High Yield            5     5    0    0      1     8   48   33
Total Return          3    47    6   12      3    22    7    0
Total Return III     28    42    7    3      4     8    8    0
Foreign              30    28   10   12      1     8    0    0
Global               30    42    7    9      3     6    0    0
StocksPLUS           19    42    5    8      6    13    0    0

  These figures are intended solely to provide disclosure about each Fund's asset composition during its fiscal year ended March 31, 1995. The asset composition after this time may or may not be approximately the same as represented by such figures. In addition, the categories reflect ratings by Moody's, and ratings assigned by S&P may not be consistent with ratings assigned by Moody's or other credit ratings services, and PIMCO may not necessarily agree with a rating assigned by any credit rating agency.

DERIVATIVE INSTRUMENTS

  To the extent permitted by the investment objectives and policies of the Funds, the Funds may, except the PIMCO Money Market Fund, purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. The Funds may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to avoid leveraging of the Fund.

  The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depend upon cash flows from underlying assets, such as mortgage- or asset-backed securities. Each Fund, except the PIMCO Money Market Fund, may invest all of its assets in derivative instruments, subject only to the Fund's investment objective and policies. The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

  The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of a Fund to close out or to liquidate its derivatives positions.

  Options on Securities, Securities Indexes, and Currencies A Fund may purchase put options on securities. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may also purchase call options on securities. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

                                                                    PIMCO FUNDS

  The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

  The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

  Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

  Swap Agreements The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be

"senior securities" for purposes of the Funds' investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

  Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

  Futures Contracts and Options on Futures Contracts The Funds may invest, as set forth under "Investment Objectives and Policies," in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade.

  There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

  The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

  The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC"), or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

ILLIQUID SECURITIES

  The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the PIMCO Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed

                                                                    PIMCO FUNDS

of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

                            MANAGEMENT OF THE TRUST

  The business affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees are Guilford C. Babcock, Thomas P. Kemp, Brent
R. Harris, Vern O. Curtis, and William J. Popejoy. Additional information about the Trustees and the Trust's executive officers may be found in the Statement of Additional Information under the heading "Management--Trustees and Officers."

INVESTMENT ADVISER

  Pacific Investment Management Company ("PIMCO") serves as investment adviser ("Adviser") to the Funds pursuant to an investment advisory contract. The Adviser is an investment counseling firm founded in 1971, and had over $75 billion in assets under management as of November 30, 1995. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly owned subsidiary of Pacific Mutual Life Insurance Company ("Pacific Mutual"), and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO Managing Directors. PIMCO's address is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is registered as an investment adviser with the Securities and Exchange Commission and as a commodity trading advisor with the CFTC.

  The Adviser manages the investment and reinvestment of the assets of each Fund. The Adviser is responsible for placing orders for the purchase and sale of each Fund's investments directly with brokers or dealers selected by it in its discretion. See "Portfolio Transactions."

  Information about the individual portfolio managers responsible for management of the Trust's currently operational Funds, including their occupations for the past five years, is provided below.

                                PORTFOLIO MANAGER AND BUSINESS EXPERIENCE (PAST
 FUND                           FIVE YEARS)
 ----                           -----------------------------------------------
 Money Market Fund              Leslie Barbi, Vice President, PIMCO. A Fixed
                                Income Portfolio Manager, Ms. Barbi has managed
                                the PIMCO Money Market Fund since November 1,
                                1995. Ms. Barbi was previously associated with
                                Soloman Brothers as a proprietary Portfolio
                                Manager.
 Short-Term Fund                David H. Edington, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Edington
                                has managed the PIMCO Short-Term Fund since its
                                inception, October 7, 1987.
 Low Duration Fund              William H. Gross, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Gross has
                                managed the PIMCO Low Duration Fund since its
                                inception, May 11, 1987.
 Low Duration Fund II           William H. Gross, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Gross has
                                managed the PIMCO Low Duration Fund II since
                                its inception, November 1, 1991.
 High Yield Fund                Benjamin Trosky, Executive Vice President,
                                PIMCO. A Fixed Income Portfolio Manager, Mr.
                                Trosky has managed the PIMCO High Yield Fund
                                since its inception, December 16, 1992.
 Total Return Fund              William H. Gross, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Gross has
                                managed the PIMCO Total Return Fund since its
                                inception, May 11, 1987.
 Total Return Fund II           William H. Gross, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Gross has
                                managed the PIMCO Total Return Fund II since
                                its inception, December 30, 1991.
 Total Return Fund III          William H. Gross, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Gross has
                                managed the PIMCO Total Return Fund III since
                                its inception, May 1, 1991.
 Long-Term U.S. Government Fund Frank B. Rabinovitch, Managing Director, PIMCO.
                                A Fixed Income Portfolio Manager, Mr.
                                Rabinovitch has managed the PIMCO Long-Term
                                U.S. Government Fund since its inception, July
                                1, 1991.
 Foreign Fund                   Lee R. Thomas, III, Vice President and Senior
                                International Portfolio Manager, PIMCO and John
                                L. Hague, Managing Director, PIMCO. Fixed
                                Income Portfolio Managers, Messrs. Hague and
                                Thomas have co-managed the PIMCO Foreign Fund
                                since July 13, 1995. Previously, Mr. Hague had
                                sole responsibility for managing the Fund from
                                its inception, December 3, 1992. Prior to
                                joining PIMCO, Mr. Thomas was associated with
                                Investcorp as a member of the management
                                committee responsible for global securities and
                                foreign exchange trading. Prior to Investcorp,
                                he was associated with Goldman Sachs as an
                                Executive Director in foreign fixed income.
 Global Fund                    Lee R. Thomas, III, Vice President and Senior
                                International Portfolio Manager, PIMCO and John
                                L. Hague, Managing Director, PIMCO. Fixed
                                Income Portfolio Managers, Messrs. Hague and
                                Thomas have co-managed the PIMCO Global Fund
                                since July 13, 1995. Previously, Mr. Hague had
                                sole responsibility for managing the Fund from
                                its inception, November 23, 1993.
 International Fund             Lee R. Thomas, III, Vice President and Senior
                                International Portfolio Manager, PIMCO and John
                                L. Hague, Managing Director, PIMCO. Fixed
                                Income Portfolio Managers, Messrs. Hague and
                                Thomas have co-managed the PIMCO International
                                Fund since July 13, 1995. Previously, Mr. Hague
                                had sole responsibility for managing the Fund
                                from its inception, December 13, 1989.
 StocksPLUS Fund                David H. Edington, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Edington
                                has managed the PIMCO StocksPLUS Fund since its
                                inception, May 14, 1993.
 StocksPLUS Short Strategy Fund David H. Edington, Managing Director, PIMCO. A
                                Fixed Income Portfolio Manager, Mr. Edington
                                has managed the PIMCO StocksPLUS Short Strategy
                                Fund since its inception, April 1, 1996.
 Growth Stock Fund              A. Benjamin Ehlert, Executive Vice President,
                                PIMCO. An Equity Portfolio Manager, Mr. Ehlert
                                has managed the PIMCO Growth Stock Fund since
                                its inception, June 29, 1987.
 VersaSTYLE Equity Fund         A. Benjamin Ehlert, Executive Vice President,
                                PIMCO and Robert S. Venable, Portfolio Manager,
                                PIMCO. Equity Portfolio Managers, Messrs.
                                Ehlert and Venable have co-managed the PIMCO
                                VersaSTYLE Equity Fund since January 17, 1995.
                                Mr. Venable was previously associated with the
                                Hewlett Packard Company as an engineer and the
                                Franklin Mint as a financial analyst.

                                                                    PIMCO FUNDS

FUND ADMINISTRATOR

  PIMCO also serves as administrator to the Funds pursuant to an administration agreement. PIMCO provides administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Funds, preparation of reports to the Funds' shareholders and regulatory filings. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders.

  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Dual Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

ADVISORY AND ADMINISTRATIVE FEES

  The PIMCO Funds feature fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Funds as described above, PIMCO receives monthly fees from each Fund at an annual rate based on the average daily net assets of the Funds as follows:

                                                                     ADVISORY
   FUND                                                              FEE RATE
   ----                                                            ------------
   Money Market Fund..............................................    0.15%
   Commercial Mortgage Securities, StocksPLUS, StocksPLUS Short
    Strategy and VersaSTYLE Equity Funds..........................    0.40%
   All other Funds................................................    0.25%

                                                                  ADMINISTRATIVE
   FUND                                                              FEE RATE
   ----                                                           --------------
   Money Market Fund and Short-Term Fund.........................     0.20%
   Low Duration Fund and Total Return Fund.......................     0.18%
   Global Fund...................................................     0.30%
   All other Funds...............................................     0.25%

  Both the investment advisory contract and administration agreement for the Funds may be terminated by the Trustees at any time on 60 days' written notice. The investment advisory contract may be terminated by PIMCO on 60 days' written notice. Following the expiration of the two-year period commencing with the effectiveness of the administration agreement, it may be terminated by PIMCO on 60 days' written notice. Following their initial two-year terms, the investment advisory contract and administration agreement will continue from year to year if approved by the Trustees.

SERVICE FEES

  The Trust has adopted an Administrative Services Plan and a Distribution Plan (the "Plans") with respect to the Administrative Class shares of each Fund. Under the terms of each Plan, the Trust is permitted to reimburse, out of the Administrative Class assets of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium, and to reimburse certain other distribution-related expenses. The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under both a Distribution Plan and Administrative Services Plan. Fees paid pursuant to either type of Plan may be paid for shareholder service and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Distribution Plan. For more complete disclosure regarding the Plans and their terms, see the Statement of Additional Information.

  Institutional Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions on the purchase or redemption of Trust shares by their customers and may charge their customers transaction or other account fees on the purchase and redemption of Trust shares. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agent for information regarding these fees and conditions.

DISTRIBUTOR

  Shares of the Trust are distributed through PIMCO Advisors Distribution Company (the "Distributor"), an indirect wholly owned subsidiary of PIMCO Advisors. The Distributor is a broker-dealer registered with the SEC.

                              PURCHASE OF SHARES

  Each Fund offers its shares in two classes: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by institutional investors and high net worth individuals. They also are offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investment in the Funds. Shares of the Administrative Class are offered primarily through broker-dealers, retirement plan administrators and other financial intermediaries. Administrative Class shares pay service fees to such entities for services they provide to shareholders of that class.

  Shares of either class of the Funds may be purchased at the relevant net asset value of that class without a sales charge. The minimum initial investment for shares of either class is $1,000,000. Shares of the PIMCO International Fund are offered only to clients of PIMCO who maintain separately managed private accounts.

INITIAL INVESTMENT

  An account may be opened by completing and signing a Client Registration Application and mailing it to PIMCO Funds at the following address: 840 Newport Center Drive, Suite 360, Newport Beach, California 92660.

  Purchases of shares can only be made by wiring federal funds to Investors Fiduciary Trust Company (the "Transfer Agent"). Before wiring federal funds, the investor must first telephone the Trust at (800) 927-4648 to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of Fund and share class; amount being wired; and wiring bank name.

  All purchase orders are effected at the relevant net asset value for that class next determined after receipt of the purchase order. A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of business (4:00 p.m., Eastern time; 3:00 p.m., Eastern time for the PIMCO StocksPLUS and StocksPLUS Short Strategy Funds) on a day the Trust is open for business will be effected at that day's net asset value; an order received after the close of business will be effected at the net asset value determined on the next business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading,

                                                                    PIMCO FUNDS
which excludes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

  With respect to the Funds whose policy is to declare dividends daily (i.e., each of the Fixed Income Funds except the PIMCO International Fund), if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected that day as of 4:00 p.m., Eastern time, but dividends will not begin to accrue until the following business day.

ADDITIONAL INVESTMENTS

  Additional investments may be made at any time at the relevant net asset value for that class by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

OTHER PURCHASE INFORMATION

  Purchases of a Fund's shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

  The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Client Registration Application should prove to be incorrect in any manner judged by the Trust to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of the Trust).

  Shares of the Trust are not qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular Fund are available for offer and sale in their state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

  Investors may, subject to the approval of the Trust, purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

RETIREMENT PLANS

  Shares of the Funds are available for purchase by retirement plans, including Keogh plans, 401(k) plans, 403(b) plans and Individual Retirement Accounts. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places his order with the plan administrator, and the time the order is forwarded to the Transfer Agent for execution.

                             REDEMPTION OF SHARES

REDEMPTIONS BY MAIL

  Shares may be redeemed by submitting a written request to PIMCO Funds, 840 Newport Center Drive, Suite 360, Newport Beach, California 92660, stating the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption. In order to discourage short-term trading, the PIMCO StocksPLUS Short Strategy Fund imposes a redemption fee, payable to the Fund, of 1% on all shares of the Fund held for less than three months.

REDEMPTIONS BY TELEPHONE OR OTHER WIRE COMMUNICATION

  If an election is made on the Client Registration Application (or subsequently in writing), redemptions of shares may be requested by calling the Trust at (800) 927-4648, by sending a facsimile to (714) 760-4456, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10,000,000 or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

  In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All redemptions, whether initiated by letter or telephone, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Redemption of Shares--Other Redemption Information."

  Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

OTHER REDEMPTION INFORMATION

  Payment of the redemption price will ordinarily be wired to the investor's bank one business day after the tender request in the case of the Fixed Income Funds, and three business days after the tender request in the case of the Equity Funds, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

  For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary

                                                                    PIMCO FUNDS
public. In addition, corporations, trusts and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

  Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000 ($10,000 with respect to accounts opened before January 1, 1995). A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000, or $10,000, as the case may be.

  The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged for shares of the same class of any other Fund based on the respective net asset values of the shares involved, except that shares of the PIMCO International Fund are available only to private account clients of PIMCO. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the telephone redemption option has been elected, by calling the Trust at (800) 927-4648. Shares of a Fund may also be exchanged for shares of the same class of a series of the PIMCO Funds: Equity Advisors Series, an affiliated mutual fund family, comprised primarily of equity portfolios managed by the subsidiary partnerships of PIMCO Advisors. Shareholders interested in such an exchange may request a prospectus for these funds by contacting the PIMCO Funds at the same address and telephone number as the Trust.

  Exchanges may be made only with respect to Funds, or PIMCO Funds: Equity Advisors Series, registered in the state of residence of the investor or where an exemption from registration is available. An exchange order is treated the same as a redemption followed by a purchase and may result in a capital gain or loss for tax purposes, and special rules may apply in computing tax basis when determining gain or loss. See "Taxation" in the Statement of Additional Information.

                            PORTFOLIO TRANSACTIONS

  Pursuant to the advisory contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Adviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

  The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of a Fund, the higher all these transaction costs borne by the Fund generally will be.

  Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser.

                                NET ASSET VALUE

  The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the number of total outstanding shares of that class. The net asset values of the Institutional Class and Administrative Class of a Fund may diverge due to the effect of rounding at the time net asset value is calculated. Net asset value will not be determined on days on which the New York Stock Exchange is closed.

  The PIMCO Money Market Fund's securities are normally valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. See the Statement of Additional Information for a description of certain conditions and procedures followed by the PIMCO Money Market Fund in connection with amortized cost valuation. For all other Funds, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  Shares begin earning dividends on the effective date of purchase, provided notification deadlines are met. See "Purchase of Shares." For the Fixed Income Funds (other than the PIMCO International Fund), dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. The PIMCO International and Equity Funds intend to declare and pay as a dividend substantially all of their net investment income on a quarterly basis. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund unless the shareholder elects to have them paid in cash. Dividends from net investment income with respect to Administrative Class shares will be lower than those paid with respect to Institutional Class shares, reflecting the payment of service fees by that class.

  Each Fund intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, a Fund generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each year substantially all of its net income and gains.

                                                                    PIMCO FUNDS

  Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. To the extent that a shareholder is not exempt from tax on Fund distributions, such shareholder will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Shareholders must treat dividends, other than capital gain dividends or dividends that represent a return of capital to shareholders, as ordinary income. Dividends designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain except as provided by an applicable tax exemption. Any distributions that are not from a Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year. For state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA and GNMA Certificates). Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

  The preceding discussion relates only to federal income tax; the consequences under other tax laws may differ. For additional information relating to the tax aspects of investing in a Fund, see the Statement of Additional Information.

                               OTHER INFORMATION

CAPITALIZATION

  The Trust was organized as a Massachusetts business trust on February 19, 1987. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

  Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

VOTING

  Shareholders have the right to vote on the election of Trustees and on any and all matters on which the law or the Declaration of Trust states they may be entitled to vote. The Trust is not required to hold regular annual meetings of Trust shareholders and does not intend to do so. Shareholders of a class of shares have separate voting rights with respect to matters that only affect that class. See "Other Information--Voting Rights" in the Statement of Additional Information.

  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

  Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As of January 3, 1996, St. Johns Hospital (Santa Monica, California) and PIMCO Advisors L.P. (Newport Beach, California) owned controlling interests (as that term is defined in the 1940 Act) of the PIMCO Money Market

Fund; Pacific Mutual Life Insurance Company (Newport Beach, California), owned a controlling interest of the PIMCO Total Return Fund II; Archdiocese of Los Angeles (Los Angeles, California) owned a controlling interest of the PIMCO Total Return Fund III; Southern California Edison (Rosemead, California) and Charles Schwab & Co., Inc. (San Francisco, California) owned controlling interests of the PIMCO Foreign Fund; California Hardware c/o Pacific Mutual (Newport Beach, California) owned a controlling interest of the PIMCO Growth Stock Fund; and Pacific Mutual Life Insurance Company (Newport Beach, California) owned a controlling interest of the PIMCO VersaSTYLE Equity Fund. As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of the Fund (or the Trust).

PERFORMANCE INFORMATION

  The Trust may, from time to time, include the yield and total return for each class of shares of its Funds in advertisements or reports to shareholders or prospective investors. Yield quotations for the PIMCO Money Market Fund may include current yield and effective yield. Current yield will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period) and "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in the terms of an annual percentage return on the investment). Effective yield for the Fund is calculated in the manner similar to that used to calculate current yield, but reflects the compounding effect on earnings of reinvested dividends. For the remaining Funds, quotations of yield for a Fund or class will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of Fund or class expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

  The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

  Performance information for the Trust may also be compared to various unmanaged indices, such as the Standard & Poor's 500 Stock Index, the S&P/BARRA Growth Index, the Lehman Brothers Aggregate Bond Index, the Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies or investment advisers. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to the Adviser, should be considered in light of a Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the Statement of Additional Information.

                                                                    PIMCO FUNDS

  Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual Report contains additional performance information for the Funds and is available upon request, without charge, by calling (800) 927-4648 (Current Shareholders), or
(800) 800-0952 (New Accounts).

                                                                    PIMCO FUNDS
                                  APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

 CORPORATE AND MUNICIPAL BOND RATINGS

  Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

  A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

 CORPORATE SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1: Issuers rated Prime 1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION

 CORPORATE AND MUNICIPAL BOND RATINGS

 Investment Grade

  AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

 Speculative Grade

  Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lease degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

  BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

                                                                    PIMCO FUNDS

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1: The rating C1 is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

  r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

  N.R.: Not rated.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

 COMMERCIAL PAPER RATING DEFINITIONS

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

  A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B: Issues rated B are regarded as having only speculative capacity for timely payment.

  C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                                 [LOGO of PIMCO]



PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 360
  Newport Beach, CA 92660

CUSTODIAN AND TRANSFER AGENT
  Investors Fiduciary Trust Company
  127 West 10th Street
  Kansas City, MO 64105

ACCOUNTANTS
  Price Waterhouse LLP
  1055 Broadway
  Kansas City, MO 64105

COUNSEL
  Dechert Price & Rhoads
  1500 K Street, N.W., Suite 500
  Washington, DC 20005

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                                               Prospectus / April 1, 1996

                                  PIMCO FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

     PIMCO Funds (the "Trust") is a no-load, open-end management investment company ("mutual fund") currently consisting of nineteen separate investment portfolios (the "Funds"): the PIMCO MONEY MARKET FUND; the PIMCO SHORT-TERM FUND; the PIMCO LOW DURATION FUND; the PIMCO LOW DURATION FUND II; the PIMCO LOW DURATION FUND III; the PIMCO MODERATE DURATION FUND; the PIMCO HIGH YIELD FUND; the PIMCO TOTAL RETURN FUND; the PIMCO TOTAL RETURN FUND II; the PIMCO TOTAL RETURN FUND III; the PIMCO COMMERCIAL MORTGAGE SECURITIES FUND; the PIMCO LONG-TERM U.S. GOVERNMENT FUND; the PIMCO FOREIGN FUND; the PIMCO GLOBAL FUND; the PIMCO INTERNATIONAL FUND; the PIMCO STOCKSPLUS FUND; the PIMCO STOCKSPLUS SHORT STRATEGY FUND; the PIMCO GROWTH STOCK FUND; and the PIMCO VERSASTYLE EQUITY FUND. Shares of the Pimco International Fund are offered only to clients of PIMCO who maintain separately managed private accounts.

     The Trust's investment adviser is Pacific Investment Management Company ("PIMCO" or the "Adviser"), 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors").

     This Statement of Additional Information is not a Prospectus, and should be used in conjunction with the Prospectus for the Trust dated April 1, 1996. A copy of the Prospectus may be obtained free of charge from the Trust at the address and telephone number listed below.


                            PIMCO Funds
                            840 Newport Center Drive
                            Suite 360
                            Newport Beach, California 92660
                            Telephone:  (800) 927-4648


April 1, 1996

                          TABLE OF CONTENTS

                                                               Page
                                                               ----
INVESTMENT OBJECTIVES AND POLICIES............................    1
  Borrowing...................................................    1
  Corporate Debt Securities...................................    2
  Participation on Creditors Committees.......................    3
  Mortgage-Related and Other Asset-Backed Securities..........    3
  Foreign Securities..........................................    8
  Foreign Currency Exchange-Related Securities................   10
  Bank Obligations............................................   11
  Loan Participations.........................................   12
  Short Sales.................................................   14
  Derivative Instruments......................................   14
  Warrants to Purchase Securities.............................   21
  Illiquid Securities.........................................   21
  Social Investment Policies..................................   22

INVESTMENT RESTRICTIONS.......................................   22

MANAGEMENT OF THE TRUST.......................................   26
  Trustees and Officers.......................................   26
  Compensation Table..........................................   29
  Investment Adviser..........................................   29
  Fund Administrator..........................................   32
  Expense Limitations.........................................   34
  Distribution of Trust Shares................................   34
  Service Fees................................................   35
  The Reorganization..........................................   36
  Purchases and Redemptions...................................   36

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................   37
  Investment Decisions........................................   37
  Brokerage and Research Services.............................   38

NET ASSET VALUE...............................................   39

TAXATION......................................................   40
  Distributions...............................................   41
  Sales of Shares.............................................   41
  Backup Withholding..........................................   41
  Options, Futures and Forward Contracts, and Swap Agreements.   41
  Short Sales.................................................   42
  Passive Foreign Investment Companies........................   42
  Foreign Currency Transactions...............................   43
  Foreign Taxation............................................   43
  Original Issue Discount.....................................   44
  Other Taxation..............................................   44

OTHER INFORMATION.............................................   45
  Capitalization..............................................   45

  Performance Information.....................................   45
  Voting Rights...............................................   51
  Code of Ethics..............................................   57
  Custodian, Transfer Agent and Dividend Disbursing Agent.....   57
  Independent Accountants.....................................   57
  Counsel.....................................................   57
  Registration Statement......................................   57
  Financial Statements........................................   58

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of each Fund are described in the Prospectus. Additional information concerning the characteristics of certain of the Funds' investments are set forth below.

BORROWING

     A Fund may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940 ("1940 Act") require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Funds total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Funds total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements and mortgage dollar rolls. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account with its custodian consisting of liquid assets, such as cash, U.S. Government securities or high quality debt securities equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Funds total assets.

     A "mortgage dollar roll," is similar to reverse repurchase agreements in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

     A Fund's obligations under a dollar roll agreement must be covered by liquid assets, such as cash or high quality debt securities equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. Dollar rolls will be subject to the Funds limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund's total assets.

Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

CORPORATE DEBT SECURITIES

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate bonds in which the Funds may invest are convertible securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

     Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investor Services, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured...[i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Corporation ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal...[w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories."

     Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds (i.e., rated B or better by Moody's or S&P), in particular, by the High Yield Fund, are described as "speculative" by both Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

PARTICIPATION ON CREDITORS COMMITTEE

     A Fund (in particular, the PIMCO High Yield Fund) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser believed that such participation was necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations, see "Mortgage Pass-Through Securities." The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities, see "Collateralized Mortgage Obligations," and in other types of mortgage-related securities.

     MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("Pcs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Pcs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid (10% in the case of the PIMCO Money Market Fund.)

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages
                     --------
according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     COMMERCIAL MORTGAGE-BACKED SECURITIES include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the 1933 Act). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     OTHER ASSET-BACKED SECURITIES. Similarly, the Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM)) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser also may invest in other types of asset-backed securities.

FOREIGN SECURITIES

     All Funds (except the PIMCO Low Duration II and Total Return II Funds) may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar-or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PIMCO Money Market, High Yield, Commercial Mortgage Securities and Long-Term U.S. Government Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated. The PIMCO Growth Stock Fund and the PIMCO VersaSTYLE Equity Fund may invest up to 25% of its total assets directly in common stocks issued by foreign companies or in securities represented by American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). Each of the Fixed Income Funds permitted to invest in foreign securities, except the PIMCO Foreign, Global and International Funds, will limit its investment in securities denominated in foreign currencies to no more than 20% of the Fund's total assets. The PIMCO Short-Term Fund will limit its investment in securities denominated in foreign currencies to no more than 5% of the Fund's total assets. Each of the Funds, except the PIMCO VersaSTYLE Equity Fund, will limit its foreign investments to securities of issuers based in developed countries (which include Newly Industrialized Countries ("NICs") such as Mexico, Taiwan and South Korea). The PIMCO Short-Term, Low Duration and Low Duration III Funds limit their investments in securities of issuers based in NICs to 5% of their assets, and the remaining Fixed Income Funds limit their investments in securities of issuers based in NICs to 10% of their assets.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The PIMCO VersaSTYLE Equity Fund may invest in the securities of issuers based in developing countries. Investing in developing countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain developing countries; the fact that companies in developing countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

     The PIMCO Growth Stock Fund and the PIMCO VersaSTYLE Equity Fund may invest in securities represented by ADRs, EDRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options, see "Derivative Instruments," and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation with the Trust's custodian of liquid assets, such as cash, U.S. Government securities and high quality short-term investments and are marked to market daily. Although forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

     Each of the Fixed Income Funds (except the PIMCO Low Duration II and Total Return II Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in several countries, including in Argentina, Bulgaria, Costa Rica, the Dominican Republic, Jordan, Mexico, Nigeria, the Philippines, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. Ecuador has reached an agreement with its lending banks, but the full consummation of Ecuador's Brady Plan is still pending. It is expected that other countries will undertake a Brady Plan in the future, including Panama, Peru, and Poland.

     Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

     FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWS(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLS(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     PERFORMANCE INDEXED PAPER. Performance indexed paper ("PIPS(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

BANK OBLIGATIONS

     Bank obligations in which the Funds invest include certificates of deposit, bankers' acceptances, and fixed time deposits.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the PIMCO Money Market Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     Each Fund (except the PIMCO Money Market, High Yield, Commercial Mortgage Securities and Long-Term U.S. Government Funds) limits its investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The PIMCO Money Market, High Yield, Commercial Mortgage Securities and Long-Term U.S. Government Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

     Each Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

     Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

SHORT SALES

     Certain of the Funds, particularly the PIMCO StocksPLUS Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

     When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of liquid assets, such as cash, U.S. Government securities or high grade debt obligations in a segregated account. Each Fund, except the PIMCO StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount in such segregated account exceeds one-third of the value of the Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

     With respect to each Fund, except the PIMCO StocksPLUS Short Strategy Fund, the Trust has agreed with a state securities commission that as an operating policy, the dollar amount of short sales (other than short sales against the box) at any time shall not exceed 25% of the net equity of a Fund, and the value of securities of any one issuer in which a Fund is short shall not exceed 2% of the Fund's net assets or 2% of the securities of any class of any issuer.

DERIVATIVE INSTRUMENTS

     In pursuing their individual objectives the Funds may, as described in the Prospectus, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust (i.e., that written call or put options will be "covered" or "secured," and that futures and futures options will be used only for hedging purposes).

     OPTIONS ON SECURITIES AND INDEXES. A Fund may, as specified for the Fund in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets such as U.S. Government securities or high grade debt obligations in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian liquid assets such as cash, U.S. Government securities or high grade debt obligations in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities or high grade debt obligations in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets such as cash, U.S. Government securities or high grade debt obligations equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or
(ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     FOREIGN CURRENCY OPTIONS. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets, such as cash, U.S. Government securities or high grade debt obligations ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets, such as cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets, such as cash, U.S. Government securities or high grade debt obligations that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets, such as cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation".

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of
different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     SWAP AGREEMENTS. The Funds may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in a attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or floor; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a net basis. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be senior securities for purposes of the Funds investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     STRUCTURED NOTES. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

WARRANTS TO PURCHASE SECURITIES

     The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities will be deemed to be without value for purposes of this restriction.

ILLIQUID SECURITIES

     The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the PIMCO Money Market Fund). The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

SOCIAL INVESTMENT POLICIES

     The PIMCO Low Duration III and Total Return III Funds will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by the Adviser to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, or the operation of gambling casinos. The Funds will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by the Adviser. The Adviser's determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, the Adviser may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

                            INVESTMENT RESTRICTIONS

     Each Fund's investment objective as set forth in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without the approval of a majority of the outstanding voting shares of that Fund. Under these restrictions, a Fund may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and (b) with respect to the Money Market Fund, to securities or obligations issued by U.S. banks;

     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (This investment restriction is not applicable to the Commercial Mortgage Securities Fund, the Foreign Fund, the Global Fund or the International Fund.);

     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (This restriction is not applicable to the Commercial Mortgage Securities Fund, the Foreign Fund, the Global Fund or the International Fund);

     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

     (6) for the High Yield, Total Return III, International and StocksPLUS
Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

     (7) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of a Fund's assets);

     (8) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust;

     (9) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

     (10) (a) for the High Yield, Total Return III, and StocksPLUS Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and in this Statement of Additional Information for transactions in options, futures, options on futures, and transactions arising under swap agreements or other derivative instruments;

          (b) for the Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Foreign, Global, International, StocksPLUS Short Strategy, Growth Stock and VersaSTYLE Equity Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectus and in this Statement of Additional Information.

     Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

     (A) invest for the purpose of exercising control or management;

     (B) purchase securities of other investment companies, except that a Fund may, for temporary purposes, purchase shares of money market mutual funds, subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder, or by any State in which shares of the Fund are registered (collateral arrangements with respect to securities on loan from a Fund are not considered to involve the purchase of securities by the Fund and are not subject to this restriction);

     (C) invest more than 15% of the net assets of a Fund (10% in the case of the PIMCO Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

     (D) invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of Federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     (E) purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Trust or of the Adviser who each own beneficially more than one-half of 1% of its securities;

     (F) purchase securities for the Fund from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of the Adviser;

     (G) for the PIMCO Money Market, Short-Term, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Total Return, Total Return II, Commercial Mortgage Securities, Long-Term U.S. Government, Foreign, Global, StocksPLUS Short Strategy, Growth Stock and VersaSTYLE Equity Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

     (H) invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities;

     (I) borrow money (excluding dollar rolls and reverse repurchase agreements, which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes; or

     (J) (a) for the PIMCO Short-Term, Low Duration and Low Duration III Funds, invest greater than 5% of its assets in the securities of issuers based in Newly Industrialized Countries ("NICs"); and

         (b) for the remaining Fixed Income Funds, invest greater than 10% of its assets in the securities of issuers based in NICs.

     In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except the PIMCO Global Fund, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectus. There can be no assurance that currency hedging techniques will be successful.

     Under the 1940 Act, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Notwithstanding the provisions of restriction number (7) above, a Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirement of that restriction.

     The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

     Unless otherwise indicated, all percentage limitations listed above apply to each Fund only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

     The Trust has undertaken with a state securities commission that it will interpret the provisions of investment restriction (5) to prohibit the Trust's investment in oil, gas or other mineral leases and that it will interpret the provisions of investment restriction (4) to prohibit the Trust's investment in real estate limited partnerships.

     With respect to each Fund, except the PIMCO StocksPLUS Short Strategy Fund, the Trust has agreed with a state securities commission that as an operating policy, the dollar amount of short sales (other than short sales against the box) at any time shall not exceed 25% of the net equity of a Fund, and the value of securities of any one issuer in which a Fund is short shall not exceed 2% of the Fund's net assets or 2% of the securities of any class of any issuer.

     The Trust has undertaken to a state securities commission that the aggregate premiums paid on all options held at any time by the Trust will be limited to 20% of the Trust's total net asset value, and that the Trust will engage in writing options on securities only if such options are issued by the Options Clearing

Corporation or are written by the Trust with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Furthermore, pursuant to a restriction imposed by a state securities commission, the Adviser waives its fee on all Trust assets invested temporarily in shares of money market mutual funds pursuant to restriction "B", above.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The Trustees and Executive Officers of the Trust, their business address and principal occupations during the past five years are as follows (unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660):

                                    POSITION WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 THE TRUST             DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------
Brent R. Harris*                Chairman of the Board    Managing Director, PIMCO
Age 36                          and Trustee              (1993-present); formerly
                                                         Principal, Senior Vice
                                                         President and Vice President
                                                         of PIMCO; Director, Harris
                                                         Holdings (1992-present);
                                                         Chairman and Director, PIMCO
                                                         Commercial Mortgage Securities
                                                         Trust, Inc. (1993-present).

Thomas P. Kemp                  Trustee                  Co-Chairman, U.S. Committee to
3501 Jamboree Road                                       Assist Russian Reform
Suite 300                                                (1992-present); Senior
Newport Beach, CA 92660                                  Consultant, World Cup 1994
Age 65                                                   Organizing Committee
                                                         (1990-1994); Director, Union
                                                         Financial Corp. (1991-present);
                                                         Director, PIMCO Commercial
                                                         Mortgage Securities Trust, Inc.
                                                         (1993-present); formerly Senior
                                                         Vice President, Beatrice --
                                                         U.S. Food Corporation
                                                         (1984-1987); Director,
                                                         Financial Corporation of
                                                         Santa Barbara, Santa Barbara
                                                         Savings (1989-1990); Director,
                                                         Financial Corporation of
                                                         America, American Savings and
                                                         Loan (1984-1988).

William J. Popejoy              Trustee                  Partner, Butler Popejoy Group
19700 Fairchild                                          (1992-present); Director, PIMCO
Suite 210                                                Commercial Mortgage Securities
Irvine, California 92715                                 Trust, Inc. (1995 to Present);
Age 57                                                   formerly Interim Chief
                                                         Administrative Officer,
                                                         Orange County, California
                                                         (February 1995-August 1995);
                                                         formerly Principal, Castine
                                                         Partners (1989-1992); Chief
                                                         Executive Officer, Financial
                                                         Corporation of America,
                                                         American Savings & Loan
                                                         (1984-1988).

                                    POSITION WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 THE TRUST             DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------
Guilford C. Babcock             Trustee                  Associate Professor of
School of Business                                       Finance, University of
Administration, University                               Southern California
of Southern California,                                  (1968-present); Director
Los Angeles, CA  90089-1421                              PIMCO Commercial Mortgage
Age 64                                                   Securities Trust, Inc.
                                                         (1993-present); formerly
                                                         Director, Western Federal
                                                         Savings & Loan Association
                                                         (1967-1988).

Vern O. Curtis                  Trustee                  Private Investor
15552 Northwest Melody Lane                              (1990-present);
Beaverton, OR 97006                                      Charitable work, The
Age 61                                                   Church of Jesus Christ of
                                                         Latter Day Saints
                                                         (1992-1995); Director, PIMCO
                                                         Commercial Mortgage Securities
                                                         Trust, Inc. (1995-present);
                                                         Dean, School of Economics and
                                                         Business, Chapman College
                                                         (1987-1990).

R. Wesley Burns                 President                Vice President, PIMCO.
Age 36

William H. Gross                Senior Vice President    Managing Director and
Age 51                                                   Director, PIMCO.

James F. Muzzy                  Vice President           Managing Director and
Age 56                                                   Director, PIMCO.

Dean S. Meiling                 Vice President           Managing Director, PIMCO.
Age 47

Margaret Isberg                 Vice President           Executive Vice President,
Age 39                                                   PIMCO.

William S. Thompson             Vice President           Chief Executive Officer,
Age 50                                                   Managing Director and
                                                         Director, PIMCO; formerly
                                                         Managing Director, Salomon
                                                         Brothers.

Jeffrey M. Sargent              Vice President           Vice President and Manager of
Age 33                                                   Client Services, PIMCO.

Teresa A. Wagner                Vice President           Vice President and Manager of
Age 33                                                   Fund Administration, PIMCO.

Andrew C. Ward                  Vice President           Vice President and Account
Age 35                                                   Manager, PIMCO.

U. Teri Frisch                  Vice President           Account Manager, PIMCO.
Age 42

                                    POSITION WITH             PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                 THE TRUST             DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------
Raymond C. Hayes                Vice President           Account Manager, PIMCO.
Age 51

Kristen M. Wilsey               Vice President           Account Manager, PIMCO.
Age 35

John P. Hardaway                Treasurer                Vice President and Manager of
Age 38                                                   Fund Operations, PIMCO.

Garlin G. Flynn                 Secretary                Senior Fund Administrator,
Age 49                                                   PIMCO.

Michael J. Willemsen            Assistant Secretary      Shareholder Services
Age 35                                                   Specialist, PIMCO.

Joseph D. Hattesohl             Assistant                Manager of Fund Taxation,
Age 32                          Treasurer                PIMCO; formerly Director of
                                                         Financial Reporting, Carl I.
                                                         Brown & Co.; formerly Tax
                                                         Manager, Price Waterhouse LLP.

____________________

*Mr. Harris is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

COMPENSATION TABLE

     The following table sets forth information regarding compensation received by the Trustees for the year ended March 31, 1995.

                                              PENSION OR                      TOTAL
                                              RETIREMENT                   COMPENSATION
                                               BENEFITS      ESTIMATED      FROM TRUST
                                               ACCRUED        ANNUAL         AND FUND
                              AGGREGATE        AS PART       BENEFITS        COMPLEX
                             COMPENSATION      OF TRUST        UPON          PAID TO
NAME AND POSITION            FROM TRUST(1)     EXPENSES     RETIREMENT     TRUSTEES(2)
-----------------            -------------     --------     ----------     -----------
Brent R. Harris                       0            0             0                 0
Chairman and Trustee

Guilford C. Babcock             $15,000            0             0           $25,000
Trustee

Vern O. Curtis                        0(3)         0             0                 0(3)
Trustee

Thomas P. Kemp                  $17,000            0             0           $27,000
Trustee

William J. Popejoy              $14,417(4)         0             0           $22,917(4)
Trustee


     (1)Trustees other than those affiliated with the Adviser or Pacific Mutual Life Insurance Company ("Pacific Mutual"), received an annual retainer of $7,000 plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses, for the fiscal year ended March 31, 1995.

     (2)Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company. For their services, Messrs. Babcock, Curtis Kemp and Popejoy, the Directors who are unaffiliated with PIMCO or its affiliates, receive an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended, plus reimbursement of related expenses.

     (3)Mr. Curtis became a Trustee and Director in February, 1995, and thus did not receive compensation during the period.

     (4)Mr. Popejoy resigned his positions as Trustee and Director in February, 1995, and thus received a pro rata portion of his annual retainers. Mr. Popejoy became a Trustee and Director again, in August, 1995.

INVESTMENT ADVISER

     PIMCO serves as investment adviser to the Funds pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. PIMCO is a subsidiary partnership of PIMCO Advisors. A majority interest of PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly owned subsidiary of Pacific Mutual, and PIMCO Partners, LLC ("PIMCO Partners"), a limited liability company controlled by the PIMCO Managing Directors. William H. Gross, a Managing Director of PIMCO, holds approximately 41.9% of the ownership interests in PIMCO Partners (representing an indirect economic interest in approximately 15.6% of the partnership units of PIMCO Advisors owned by PIMCO Partners, G.P., or approximately 12.5% of the outstanding partnership units of PIMCO Advisors).

     PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

     Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others. The current Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on May 31, 1994, as supplemented at a meeting held on May 23, 1995 and was last approved by shareholders of all then-operational Funds on October 17, 1994.

     The Advisory Contract will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

     The current Advisory Contract was executed in connection with the consolidation of PIMCO, Pacific Investment Administrative Services Company ("PIASCo"), Thomson Advisory Group L.P. and certain other affiliated entities (the "Consolidation"). Prior to the Consolidation, and since the inception of each of the Funds, PIMCO had served as investment adviser to the Funds, pursuant to an advisory contract, last approved by the Trustees April 14, 1993, and by shareholders of the then-operational Funds on August 21, 1992 (the "Prior Advisory Contract"). The terms and conditions of the Advisory Contract are identical in all material respects to the Prior Advisory Contract, with the exception of the identity of the service provider, its effective date and termination date, and the amendment recently effected in connection with the adoption of a new service and fee arrangement for the Funds.

     The Adviser currently receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

                                                                      ADVISORY
FUND                                                                  FEE RATE
----                                                                  --------
Money Market Fund..................................................     0.15%
Commercial Mortgage Securities, VersaSTYLE Equity,
  StocksPLUS and StocksPLUS Short Strategy Funds...................     0.40%
All other Funds....................................................     0.25%

     For the fiscal years ended March 31, 1995, 1994, and 1993, the aggregate amount of the advisory fees paid by each operational Fund was as follows:

                            YEAR ENDED    YEAR ENDED    YEAR ENDED
FUND                          3/31/95       3/31/94       3/31/93
----                        -----------   -----------   ----------
Money Market*               $       N/A   $       N/A   $      N/A
Short-Term Fund                 383,063       158,599      186,401
Low Duration Fund             5,756,981     4,844,060    2,972,234
Low Duration Fund II            461,261       379,106      220,948
High Yield Fund                 830,832       320,749       16,780
Total Return Fund            15,223,950    10,647,574    6,054,252
Total Return Fund II*               N/A           N/A          N/A
Total Return Fund III           258,080       229,699      185,021
Long-Term U.S.
  Government Fund                91,533        72,884       59,826
Foreign Fund                    921,902       977,658      131,182
Global Fund                     177,065        28,608          N/A
International Fund            1,142,716     6,831,045    5,714,438
StocksPLUS Fund                 109,177        30,476          N/A
Growth Stock Fund                57,292        69,304       69,868
VersaSTYLE Equity Fund           11,112           N/A          N/A

     *The PIMCO Money Market Fund, for the fiscal years ended October 31, 1995, 1994, and 1993, paid aggregate advisory fees in the amount of $14,500, $9,903 and $14,617, respectively. The PIMCO Total Return Fund II, for the fiscal years ended October 31, 1995, 1994, and 1993, paid aggregate advisory fees in the amount of $1,009,081, $907,044, and $812,208, respectively. See "The
Reorganization" for additional information.

     In connection with the former expense limitation provision, PIMCO reimbursed advisory fees for the fiscal years ended March 31, 1995, 1994, and 1993, in the following amounts:

                            YEAR ENDED    YEAR ENDED    YEAR ENDED
FUND                         3/31/95       3/31/94       3/31/93
----                        ----------    ----------    ----------

Short-Term Fund              $  8,045      $ 24,770      $ 35,778
Low Duration Fund                   0             0             0
High Yield Fund               (42,986)       27,055        15,767
Low Duration Fund II          (16,480)      (20,008)       24,211
Total Return Fund                   0             0             0
Total Return Fund III            (633)       11,945        22,432
Long-Term U.S.
  Government Fund              23,964        29,521        31,080
Foreign Fund                        0             0        11,924
Global Fund                   (34,409)       40,281           N/A
International Fund                  0             0             0
StocksPLUS Fund                53,148        43,574           N/A
Growth Stock Fund              14,079        13,595        12,695
VersaSTYLE Equity Fund         12,600           N/A           N/A

FUND ADMINISTRATOR

     PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the Administration Agreement). PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds' transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates (each expressed as a percentage of the Fund's average daily net assets on an annual basis):

                                                                    ADMINISTRATIVE
FUND                                                                  FEE RATE
----                                                                  --------
Money Market Fund and Short Term Fund..............................     0.20%
Low Duration Fund and Total Return Fund............................     0.18%
Global Fund........................................................     0.30%
All other Funds....................................................     0.25%

     Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Dual Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than service fees will be allocated on a class-specific basis.

     The Administration Agreement for the Funds may be terminated by the Trustees at any time on 60 days' written notice. Following the expiration of the two-year period commencing with the effectiveness of the agreement, it may be terminated by PIMCO, also on 60 days' written notice. Following its initial two-year term, the agreement would continue from year to year if approved by the Trustees.

     The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement was approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 22, 1995. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The preceding Administrative Services Contract between the Trust and PIMCO was approved by the Trustees at their meeting held on May 31, 1994, and was approved by shareholders of all then-operational Funds on October 17, 1994.

     A previous Administrative Services Contract ("Prior Contact") between the Trust and PIASCo was initially approved by the Trustees at a meeting held on April 29, 1987 (and by the then-sole shareholder of the Trust at a meeting held on April 30, 1987). The Prior Contract was last approved by the Board of Trustees on February 23, 1993. PIASCo was a wholly owned subsidiary of the predecessor of PIMCO. In connection with the Consolidation, PIMCO assumed the duties of PIASCo as Administrator to the Funds. The terms and conditions of the Administrative Services Contract are substantially identical in all material respects to those of the Prior Contract, with the primary exception of the identity of the service provider, its effective date and termination date, and the amendment recently effected in connection with the adoption of a new service and fee arrangement for the Funds.

     For the fiscal years ended March 31, 1995, 1994, and 1993, the aggregate amount of the administration fees paid by each operational Fund was as follows:

                            YEAR ENDED   YEAR ENDED   YEAR ENDED
FUND                         3/31/95      3/31/94      3/31/93
----                        ----------   ----------   ----------

Money Market Fund*          $      N/A   $      N/A   $      N/A
Short-Term Fund                129,554       52,866       57,085
Low Duration Fund            2,272,874    1,907,377    1,116,153
Low Duration Fund II           154,668      126,369       69,649
High Yield Fund                302,332      109,187        5,593
Total Return Fund            6,059,785    4,228,783    2,462,627
Total Return Fund II*              N/A          N/A          N/A
Total Return Fund III           86,027       76,566       56,527
Long-Term U.S.
  Government Fund               30,511       24,295       18,546
Foreign Fund                   324,043      361,063       43,728
Global Fund                     57,732        9,536          N/A
International Fund             440,899    2,702,418    2,255,775
StocksPLUS Fund                 24,261        6,772          N/A
Growth Stock Fund               19,097        3,102       21,688
VersaSTYLE Equity Fund           2,569          N/A          N/A

     *The PIMCO Money Market Fund, for the fiscal years ended October 31, 1995, 1994, and 1993, paid aggregate administration fees in the amount of $24,166, $16,506, and $24,363, respectively. The PIMCO Total Return Fund II, for the fiscal years ended October 31, 1995, 1994, and 1993, paid aggregate administration fees in the amount of $1,009,081, $907,044, and $812,208, respectively. See "The Reorganization" for additional information.

     In connection with the former expense limitation provision, the Administrator reimbursed administration fees for the fiscal years ended March 31, 1995, 1994, and 1993, in the following amounts:

                            YEAR ENDED    YEAR ENDED    YEAR ENDED
FUND                         3/31/95       3/31/94       3/31/93
----                        ----------    ----------    ----------
Short-Term Fund              $  2,295      $  7,068      $ 10,209
Low Duration Fund                   0             0             0
Low Duration Fund II           (4,703)       (5,709)        6,909
High Yield Fund               (12,266)        7,720         4,499
Total Return Fund                   0             0             0
Total Return Fund III            (181)        3,408         6,401
Long-Term U.S.
  Government Fund               6,838         8,424         8,869
Foreign Fund                        0             0         3,402
Global Fund                    (9,818)       11,494           N/A
International Fund                  0             0             0
StocksPLUS Fund                15,165        12,574           N/A
Growth Stock Fund               4,017         3,879         3,623
VersaSTYLE Equity Fund          3,595           N/A           N/A

EXPENSE LIMITATIONS

     Certain of the states in which the shares of the Trust are qualified for sale impose limitations on the expenses of the Trust. If, in any fiscal year, the total expenses of the Trust (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative fees) exceed the expense limitations applicable to the Trust imposed by the securities regulations of any state, PIMCO will reimburse the Trust for the excess.

     Fees foregone or payments made by PIMCO with respect to a Fund pursuant to the expense limitation are contingent liabilities of the Fund which are subject to potential reimbursement by that Fund to PIMCO, provided the assets of the Fund reach a sufficient size to permit such reimbursement to be made without causing the covered expenses of the Fund to exceed the amount as may be imposed by any state expense limit to which the Trust is subject, and provided such reimbursement is made within four years of the recognition of the contingent liability by the Fund. If a reimbursement appears probable, it will be accounted for as an expense of the Fund regardless of the time period over which the reimbursement may actually be paid by the Fund.

DISTRIBUTION OF TRUST SHARES

     Each Fund offers two classes of shares: the "Institutional Class" and the "Administrative Class." Shares of the Institutional Class are offered primarily for direct investment by institutional investors and high net worth individuals. They also are offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer's investment in the Funds. Shares of the Administrative Class are offered primarily through brokers, retirement plan administrators and other financial intermediaries. Administrative Class shares pay service fees to such entities for services they provide to shareholders of that class.

     The Trust has adopted a Dual Class Plan pursuant to Rule 18f-3 under the 1940 Act. Under the Plan, shares of each class of a Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     PIMCO Advisors Distribution Company ("PADCO" or the "Distributor") serves as the Trust's Distributor pursuant to a distribution contract ("Distribution Contract") dated November 22, 1994, which is subject to annual approval by the Board. The Distributor is a wholly owned subsidiary of PIMCO Advisors. The Distribution Contract is terminable with respect to a Fund without penalty, at any time, by the Trust upon 60 days' written notice to the Distributor, or by the Distributor upon 60 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     Prior to the Consolidation, Pacific Equities Network ("PEN"), an indirect subsidiary of Pacific Mutual, served as the Trust's Distributor, pursuant to a contract approved by the Board of Trustees, including a majority of the Independent Trustees, at its meeting held on April 29, 1987 (and by the then-sole shareholder of the Trust at a meeting held on April 30, 1987) (the "Prior Distribution Contract"). The Prior Distribution Contract was approved with respect to the PIMCO International Fund by the Board of Trustees (including a majority of the Independent Trustees) at a meeting held on August 22, 1989, and by the then-sole shareholder of the Fund at a meeting held on September 29, 1989. The Prior Distribution Contract was last approved by the Board of Trustees on February 23, 1993 and by shareholders of the Trust on November 1, 1988. The Prior Distribution Contract was approved with respect to the PIMCO Low Duration III, Total Return III, Foreign, and Global Funds by the Trustees (including a majority of the Independent Trustees) on August 28, 1990, and by the then-sole shareholder of such Funds on September 28, 1990. The Prior Distribution Contract was approved with respect to the PIMCO Low Duration II, Total Return II, and High Yield Funds by the Board of Trustees on May 28, 1991, and by the then-sole shareholder of these Funds on July 15, 1991.

SERVICE FEES

     The Trust has adopted an Administrative Services Plan and a Distribution Plan with respect to the Administrative Class shares of each Fund. Under the terms of each Plan, the Trust is permitted to reimburse, out of the Administrative Class assets of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium, and to reimburse certain other distribution related expenses. Under the terms of the Distribution Plan, these services may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets.

     Each Plan provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Plan Trustees. The Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the class. The Plans were approved by the Trustees, including the Plan Trustees, at a meeting held on May 31, 1994.

     Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Plan Trustees. Each Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the average daily net assets of each class may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares will incur no interest or carrying charges.

     Rules of the National Association of Securities Dealers, Inc. (NASD) limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

     For the fiscal year ended March 31, 1995, the Administrative Class shares of the PIMCO Low Duration, High Yield, and Total Return Funds paid aggregate fees under the Distribution Plan to qualified service providers in the amount of $445.29, $20.45, and $5,325.11, respectively. All of these amounts constituted "service fees" under applicable NASD rules.

THE REORGANIZATION

     On November 1, 1995, the Money Market Fund and the PIMCO Managed Bond and Income Fund, two series of PIMCO Advisors Institutional Funds, were reorganized as series of PIMCO Funds, and were renamed PIMCO Money Market Fund and PIMCO Total Return Fund II, respectively. All information presented for these Funds prior to this date represents their operational history as series of PIMCO Advisors Institutional Funds.

PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the headings "Purchase of Shares," "Redemption of Shares," and "Net Asset Value," and that information is incorporated herein by reference.

     Certain managed account clients of the Adviser may purchase shares of the Trust. To avoid the imposition of duplicative fees, the Adviser may be required to make adjustments in the management fees charged separately by the Adviser to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

     Certain clients of the Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     Shares of the Funds are not qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular Fund are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO's own resources.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least $100,000 ($10,000 with respect to accounts opened before January 1, 1995). An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least $100,000 (or $10,000, as applicable) before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

     There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Trust and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. For the fiscal years ended March 31, 1995, 1994, and 1993, the PIMCO Growth Stock Fund paid brokerage commissions in the aggregate amounts of $52,379, $47,720, and $38,295, respectively. The PIMCO VersaSTYLE Equity Fund paid brokerage commissions in the aggregate amount of $23,037, for the fiscal year ended March 31, 1995. None of these amounts were paid to an affiliate of the Trust, the Adviser, PADCO or PEN.

     The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws, see "Taxation." The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be.

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives research services from many broker-dealers with which the Adviser places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

                                NET ASSET VALUE

     As indicated under "Net Asset Value" in the Prospectus, the Trust's net asset value per share for the purpose of pricing purchase and redemption orders is determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value will not be determined on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     The PIMCO Money Market Fund's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     The SEC's regulations require the PIMCO Money Market Fund to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less maturity) and to invest only in securities determined by the Adviser under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

                                   TAXATION

     While the Adviser anticipates that many shareholders of the Trust will be tax-exempt institutions, the following discussion may be of general interest to these shareholders, as well as for those shareholders of the Trust who do not have tax-exempt status. The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test");
(b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely (1) stocks or securities, (2) options, futures, or forward contracts (other than those on foreign currencies), and (3) foreign currencies (or options, futures, and forward contracts on foreign currencies) not directly related to the Fund's principal business of investing in stock or securities; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) each taxable year. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly relating to investing in securities. To date, such regulations have not been issued.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

     A portion of the dividends paid by the PIMCO StocksPLUS, Growth Stock, and VersaSTYLE Equity Funds may qualify for the deduction for dividends received by corporations. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations, although certain distributions from the PIMCO High Yield Fund may qualify. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

SALES OF SHARES

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     A Fund may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS

     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     The 30% limit on gains from the disposition of certain options, futures, forward contracts, and swap agreements held less than three months and the qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

SHORT SALES

     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Moreover, the 30% limit on gains from the disposition of securities held less than three months may limit the extent to which a Fund will be able to engage in short sales.

PASSIVE FOREIGN INVESTMENT COMPANIES

     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the PIMCO Foreign Fund's, the International Fund's, or the PIMCO Global Fund's total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the PIMCO International Fund's, the PIMCO Global Fund's, or the PIMCO Foreign Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

ORIGINAL ISSUE DISCOUNT

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

OTHER TAXATION

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain Federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying Federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying Federal obligations. Moreover, for state income tax purposes, interest on some Federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund's dividend distribution which is attributable to interest on Federal obligations, and will indicate to the extent possible from what types of Federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                               OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Expenses incurred by the Trust in connection with its organization and the public offering of its shares aggregated approximately $75,971. These costs have been deferred and amortized on a straight line basis over a period not less than five years. Expenses incurred in the organization of subsequently offered Funds are charged to those Funds and are being amortized on a straight line basis over a period not less than five years.

PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield and effective yield of the PIMCO Money Market Fund, and the yield and total return for each class of shares of all of the Funds, computed in accordance with SEC-prescribed formulas, in advertisements or reports to shareholders or prospective investors. The Funds also may compute current distribution rates and use this information in their prospectuses and statement of additional information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

     Current yield for the PIMCO Money Market Fund will be based on the change in the value of hypothetical investment (exclusive of capital changes) over a particular 7-day period less a pro-rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the PIMCO Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return +1) 365/7 ] - 1

     Quotations of yield for the remaining Funds will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                    -----
                                      cd

     where a = dividends and interest earned during the period,

           b = expenses accrued for the period (net of reimbursements),

           c = the average daily number of shares outstanding during the period that entitled to receive dividends, and

           d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund or class expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accomplished by standardized total return information.

     For the one month period ended September 30, 1995, the yield of the Funds (Institutional Class unless otherwise noted) was as follows (all numbers are annualized):

                                                         YIELD FOR PERIOD
     FUND                                            ENDED SEPTEMBER 30, 1995
     ----                                            ------------------------
     Money Market (Institutional Class)*                         N/A
     Money Market (Administrative Class)*                        N/A
     Short-Term                                                6.42%
     Low Duration (Institutional Class )                       6.72%
     Low Duration (Administrative Class)                       6.48%
     Low Duration II                                           6.34%
     High Yield (Institutional Class)                          9.11%
     High Yield (Administrative Class)                         8.84%
     Total Return (Institutional Class)                        6.59%
     Total Return (Administrative Class)                       6.34%
     Total Return II (Institutional Class)*                      N/A
     Total Return II (Administrative Class)*                     N/A
     Total Return III                                          6.45%
     Long-Term U.S. Government                                 5.95%
     Foreign                                                   6.59%
     Global                                                    5.88%
     International                                             6.25%
     StocksPLUS                                                6.96%

     *The yield of the PIMCO Money Market Fund for the one month period ended October 31, 1995 was 5.30% for the Institutional Class and 5.05% for the Administrative Class. The yield of the PIMCO Total Return Fund II for the one month period ended October 31, 1995 was 6.45% for the Institutional Class and 6.20% for the Administrative Class. See "The reorganization" for additional information.

     For the period ended September 30, 1995, the total return of the Funds (Institutional Class, unless otherwise noted) was as follows:

                                                   TOTAL RETURN FOR PERIOD
                                                   ENDED SEPTEMBER 30, 1995
                                                   ------------------------
                                                                       SINCE
                                                                     INCEPTION
FUND                                         1 YEAR    5 YEARS      (ANNUALIZED)
----                                         ------    -------      ------------
Money Market (Institutional Class)*             N/A        N/A          N/A
Money Market (Administrative Class)*            N/A        N/A          N/A
Short-Term                                    7.35%      5.34%        6.43%(1)
Low Duration (Institutional Class)            8.49%      8.18%        8.47%(2)
Low Duration (Administrative Class)             N/A        N/A        8.26%(3)
Low Duration II                               9.21%        N/A        6.27%(4)
High Yield (Institutional Class)             16.55%        N/A       13.05%(5)
High Yield (Administrative Class)               N/A        N/A       14.86%(6)
Total Return (Institutional Class)           13.38%     11.32%       10.11%(2)
Total Return (Administrative Class)          13.11%        N/A       11.16%(7)
Total Return II (Institutional Class)*          N/A        N/A          N/A
Total Return II (Administrative Class)*         N/A        N/A          N/A
Total Return III                             13.33%        N/A       10.14%(8)
Long-Term U.S. Government                    23.74%        N/A       14.44%(9)
Foreign                                      14.41%        N/A        7.86%(10)
Global                                       15.73%        N/A        9.01%(11)
International                                13.35%      8.26%        7.48%(12)
StocksPLUS                                   31.43%        N/A       17.75%(13)
Growth Stock                                 25.50%     15.93%       10.08%(14)
VersaSTYLE Equity                            20.18%        N/A       22.97%(15)

1   From 10/07/87 (commencement of operations)
2   From 05/11/87 (commencement of operations)
3   Not Annualized.  From 01/03/95 (commencement of operations)
4   From 11/01/91 (commencement of operations)
5   From 12/16/92 (commencement of operations)
6   Not Annualized.  From 01/16/95 (commencement of operations)
7   From 09/07/94 (commencement of operations)
8   From 05/01/91 (commencement of operations)
9   From 07/01/91 (commencement of operations)
10  From 12/03/92 (commencement of operations)
11  From 11/23/93 (commencement of operations)
12  From 12/13/89 (commencement of operations)
13  From 05/14/93 (commencement of operations)
14  From 06/29/87 (commencement of operations)
15  From 09/30/94 (commencement of operations)

     *The total return of the PIMCO Money Market Fund Institutional Class for the one year period ended October 31, 1995 was 5.67%, and was 4.21% since inception (March 1, 1991). The total return for the PIMCO Money Market Fund Administrative Class was 4.21% since inception (January 24, 1995). The total return of the PIMCO Total Return Fund II Institutional Class for the one year period ended October 31, 1995 was 15.96%, and was 8.51% since inception (December 30, 1991). The total return of the PIMCO Total Return Fund II Administrative Class was 15.92% since inception (November 30, 1994). See "The Reorganization" for additional information.

     Current distribution information for a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by Fund net asset value per share on the last day of the period and annualized according to the following formula:

           DIVIDEND YIELD = (((a/b)*365)/c)

     where a = actual dividends distributed for the calendar month in question,

           b = number of days of dividend declaration in the month in question, and

           c = net asset value (NAV) calculated on the last business day of the month in question.

     The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that same period. Distribution rates will exclude net realized short-term capital gains. The rate of current distributions for a Fund should be evaluated in light of these differences and in light of the Fund's total return figures, which will always accompany any calculation of the rate of current distributions.

     For the month ended September 30, 1995, the current distribution rates (annualized) for the Funds (Institutional Class unless otherwise noted) were as follows:

     FUND                                                      DISTRIBUTION RATE
     ----                                                      -----------------
     Money Market Fund (Institutional Class)*                          N/A
     Money Market Fund (Administrative Class)*                         N/A
     Short-Term Fund                                                 6.47%
     Low Duration Fund (Institutional Class)                         6.99%
     Low Duration Fund (Administrative Class)                        6.51%
     Low Duration Fund II                                            6.64%
     High Yield Fund (Institutional Class)                           8.86%
     High Yield Fund (Administrative Class)                          8.61%
     Total Return Fund (Institutional Class)                         6.78%
     Total Return Fund (Administrative Class)                        6.53%
     Total Return Fund II (Institutional Class)*                       N/A
     Total Return Fund II (Administrative Class)*                      N/A
     Total Return Fund III                                           6.74%
     Long-Term U.S. Government Fund                                  6.51%
     Foreign Fund                                                    6.14%
     Global Fund                                                     5.50%
     International Fund                                                N/A
     StocksPLUS Fund                                                   N/A
     Growth Stock Fund                                                 N/A
     VersaSTYLE Equity Fund                                            N/A

     *For the one month period ended October 31, 1995, the current distribution rate for the PIMCO Money Market Fund was 5.76% for the Institutional Class and 5.49% for the Administrative Class. For the one month period ended October 31, 1995, the current distribution rate for the PIMCO Total Return Fund II was 7.01% for the Institutional Class and 6.73% for the Administrative Class. See "The Reorganization" for additional information.

     Performance information for a Fund may also be compared to various unmanaged indexes, such as the Standard & Poor's 500 Stock Index, the S&P/BARRA Growth Index, the Dow Jones Industrial Average, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Donoghue Money Market Institutional Averages, indexes prepared by Lipper Analytical Services, the Salomon Brothers World Government Benchmark Bond Index and the Salomon Brothers Non-U.S. Dollar Government Bond Index. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, or on the comparative performance or standing of PIMCO in relation to other money managers. PIMCO also may provide current or prospective private account clients, in connection with standardized performance information for the Funds, performance information for the Funds gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to the Adviser, should be considered in light of the Funds investment objectives and policies, characteristics and quality of the Funds, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     The Trust's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees of January 3, 1996, the following persons owned of record or beneficially 5% or more of the shares of the following Funds:

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
MONEY MARKET FUND

PIMCO Advisors L.P.                         4,281,572           25.30%*
800 Newport Center Drive
Newport Beach, CA  92660

St. Johns Hospital                          9,225,900           54.52%*
1328 22nd Street
Santa Monica, CA  90404

SHORT-TERM FUND

Boy Scouts of America, LA                     887,697            9.52%
2333 Scout Way
Los Angeles, CA  90026

Charles Schwab & Co., Inc.**                  872,533            9.36%
101 Montgomery Street
San Francisco, CA  94104

Hawaii Carpenters Health & Welfare            879,719            9.43%
615 Pilkoi Street
Honolulu, HI  96814

Denison University                            551,496            5.91%
P.O. Box F
Granville, OH  43023

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
Dillon Companies                            1,128,329           12.10%
P.O. Box 1266
Hutchinson, KS  67504

LOW DURATION FUND

Charles Schwab & Co., Inc.**               23,982,150            9.67%
101 Montgomery Street
San Francisco, CA  94104

LOW DURATION FUND II

Health Cleveland                            2,351,806           10.39%
18101 Lorain Avenue
Cleveland, OH  44111

Sprint                                      2,960,203           13.08%
c/o FMTC
82 Devonshire Street
Boston, MA  02109

A.M. Castle                                 1,669,590            7.38%
3400 North Wolf Road
Franklin Park, IL  60131

Salt River Project                          1,992,371            8.80%
P.O. Box 52025
Phoenix, AZ  85072

Houston Carpenters                          1,549,139            6.85%
4600 Gulf Freeway
Houston, TX  77023

Moses H. Cone Memorial Hospital             1,235,910            5.46%
1200 North Elm Street
Greensboro, NC  27401

University of Illinois                      1,310,385            5.79%
1305 West Green Street
Urbana, IL  61801

Washington Teamsters                        1,249,588            5.52%
2323 Eastlake Avenue, East
Seattle, WA  98102

HIGH YIELD FUND

Charles Schwab & Co., Inc. **               8,033,834           17.92%
101 Montgomery Street
San Francisco, CA  94104

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
Hewlett Packard Company                     2,888,839            6.44%
3000 Hanover Street
Palo Alto, CA  94304

3M Company                                  2,822,529            6.30%
3M Center Building 224-5S-21
St. Paul, MN  55144

AT&T                                        1,950,970            4.35%
1 Oak Way
Berkeley Heights, NJ  07922

TOTAL RETURN FUND

Charles Schwab & Co., Inc.**               53,656,581            5.65%
101 Montgomery Street
San Francisco, CA  94104

TOTAL RETURN FUND II

Arco                                        2,616,283            5.65%
c/o State Street Bank
One Enterprise Drive
North Quincy, MA  02171

Pacific Mutual Life Insurance Company      28,729,103           62.05%*
700 Newport Center Drive
Newport Beach, CA  92660

TOTAL RETURN FUND III

Archdiocese of Los Angeles                  7,017,440           49.44%*
1531 West 9th Street
Los Angeles, CA  90015

Holy Cross                                  1,895,069           13.35%
St. Mary's Lourdes Hall
Notre Dame, IN  46556

Catholic Diocese of Wilmington              1,491,753           10.51%
P.O. Box 2030
Wilmington, DE  19899

Society of Mount Carmel                     1,187,926            8.37%
1317 Frontage Road
Darien, IL  60561

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
LONG-TERM U.S. GOVERNMENT FUND

FTC & Co.**                                   192,397            5.38%
P.O. Box 173736
Denver, CO  80217

Orchestral Association                        728,189           20.35%
220 South Michigan Avenue
Chicago, IL  60604

Firemans Fund Insurance                       853,534           23.85%
One Wall St., 8th Floor
New York, NY  10286

Charles Schwab & Co. Inc. **                  556,113           15.54%
101 Montgomery Street
San Francisco, CA  94104

The J. Paul Getty Trust                       215,912            6.03%
401 Wilshire Blvd., Suite 900
Santa Monica, CA  90401

FOREIGN FUND

Southern California Edison                 12,720,708           52.72%*
2244 Walnut Grove Avenue
Rosemead, CA  91770

Charles Schwab & Co., Inc.**                6,463,123           26.78%*
101 Montgomery Street
San Francisco, CA  94104

Donaldson, Lufkin & Jennrette**             2,261,777            9.37%
1 Pershing Plaza, P.O. Box 2052
Jersey City, NJ  07399

GLOBAL FUND

Georgetown University                       2,427,851           22.73%
3600 M Street, N.W.
Washington, DC  20007

Walker Art Center                           2,640,434           24.72%
Vineland Place
Minneapolis, MN  55403

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
Charles Schwab & Co., Inc. **               1,612,750           15.10%
101 Montgomery Street
San Francisco, CA  94104

Sisters of Mercy                              799,077            7.48%
2039 North Greyer Road
St. Louis, MO  63131

Worchester Polytechnic                        803,666            7.52%
100 Institute Road
Worchester, MA  01609

Drury College                                 657,483            6.16%
900 North Benton
Springfield, MO  65802

INTERNATIONAL FUND

State University Retirement                20,071,578            6.68%
P.O. Box 2710, Station A
Champaign, IL  61825

STOCKSPLUS FUND

Southwestern Medical Foundation               544,959            5.93%
c/o NationsBank
P.O. Box 832222, 492-16
Dallas, TX  75283

Ziff Davis Publishing                         592,947            6.46%
c/o Bank of New York
One Wall Street
New York, NY  10286

Ziff Communications                         1,029,001           11.20%
c/o Bank of New York
One Wall Street, 7th Floor
New York, NY  10286

Iowa Methodist                              1,132,185           12.33%
1200 Pleasant Street
Des Moines, IA  50309

Hugh J. Anderson Foundation                   624,008            6.79%
287 Central Avenue
Bayport, MN  55003

                                              SHARES        PERCENTAGE OF
                                           BENEFICIALLY      OUTSTANDING
                                              OWNED         SHARES OWNED
                                              -----         -------------
Iowa Lutheran Medical Center                  497,323            5.41%
1200 Pleasent Street
Des Moines, LA  50309

USAir Shuttle                                 460,184            5.01%
P.O. Box 616, LaGuardia Airport
Flushing, NY  11371

Sisters of St. Benedict                     1,834,983           19.98%
c/o Norwest Bank
Sixth & Marquette Avenue
Minneapolis, MN  55479

GROWTH STOCK FUND

California Hardware                           384,096           57.64%*
c/o Pacific Mutual
700 Newport Center Drive
Newport Beach, CA  92660

Crisp County Power Commission                  94,036           14.11%
201 South 7th Street
Cordele, GA  31015-1218

Source One Mortgage                           111,000           16.66%
27555 Farmington Road
Farmington Hills, MI  48334

VERSASTYLE EQUITY FUND

Pacific Mutual Life Insurance Company         551,542           99.99%*
700 Newport Center Drive
Newport Beach, CA  92660

     *Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

     **Shares are held only as nominee.

     As of January 3, 1996, the Trustees and Officers of the Trust, as a group, owned .005%, .039%, .165%, .098%, .103% and 1.704% of the outstanding shares of the PIMCO Low Duration, High Yield, StocksPLUS, Total Return, Foreign, and Global Funds, respectively.

CODE OF ETHICS

     The Trust and PIMCO have each adopted a Code of Ethics governing personal trading activities of all Trustees and officers of the Trust, and Directors, officers and employees of PIMCO who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or PIMCO. Such persons are required to preclear certain security transactions with PIMCO's Compliance Officer or his designee and to report certain transactions on a regular basis. PIMCO has developed procedures for administration of the Codes.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company ("IFTC") serves as custodian, transfer agent and dividend disbursing agent for assets of all Funds.

     Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 1055 Broadway, Kansas City, MO 64105, serves as independent public accountants for all Funds. Price Waterhouse LLP provides audit services, tax return preparation and assistance and consultation in connection with review of Securities and Exchange Commission filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the PIMCO Money Market Fund and PIMCO Total Return Fund II. See "The Reorganization" for additional information.

COUNSEL

     Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Trust, and also act as counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Financial statements for the Trust, for all series except the PIMCO Money Market Fund and PIMCO Total Return Fund II, as of March 31, 1995, for its fiscal year then ended, including notes thereto, and the reports of Price Waterhouse LLP thereon, dated May 12, 1995 are incorporated by reference from the Trust's 1995 Annual Report. Financial statements for all Funds except the PIMCO Money Market Fund and PIMCO Total Return Fund II as of September 30, 1995, including the notes thereto, are incorporated by reference from the 1995 Semi-Annual Report. Financial statements for the PIMCO Money Market Fund and PIMCO Total Return Fund II (prior to November 1, 1995, Money Market Fund and PIMCO Managed Bond and Income Fund, two series of the PIMCO Advisors Institutional Funds) as of October 31, 1995, for their fiscal year then ended, including the related notes thereto, and the report of Deloitte & Touche LLP on the financial statements of PIMCO Advisors Institutional Funds as of and for its fiscal year then ended, dated December 15, 1995, are incorporated by reference from the 1995 Annual Report of PIMCO Advisors Institutional Funds. A copy of the Annual Reports delivered with this Statement of Additional Information should be retained for future reference.

                   PIMCO FUNDS ANNUAL REPORT MARCH 31, 1995


                                     PIMCO

--------------------------------------------------------------------------------
                                  Stocks PLUS

                                  High Yield

                                    TOTAL
                                    RETURN

                                Low Duration II

                                  SHORT-TERM
--------------------------------------------------------------------------------

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $60 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $75 billion. Widely recognized for providing consistent performance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."


CONTENTS
Chairman's Message                         1
About the PIMCO Funds                      2
Portfolio Manager Interview                3
Investment Performance                     5
Statement of Assets and Liabilities       10
Statement of Operations                   12
Statement of Changes in Net Assets        14
Financial Highlights                      18
  Schedules of Investments
    Total Return Fund                     22
    Total Return Fund III                 32
    Low Duration Fund                     34
    Low Duration Fund II                  41
    Short-Term Fund                       43
    Long-Term U.S.
      Government Fund                     45
    Foreign Fund                          47
    Global Fund                           50
    High Yield Fund                       52
    Growth Stock Fund                     54
    StocksPLUS Fund                       56
Notes to Financial Statements             58

CHAIRMAN'S MESSAGE

Dear Client:

Having hunkered down during last year's tough investment climate, patient investors were rewarded during the first quarter of 1995 with sharp increases in stock and bond prices. The market rebound offset past declines to cap off the PIMCO Funds' March 31st fiscal year-end with positive returns overall. An analysis of the financial markets and PIMCO Funds performance, including an interview with PIMCO portfolio manager Bill Gross, appears on the next several pages.

This past year has been eventful not only because of financial market activity, but also because of the following significant developments:

[ ] The PIMCO Funds experienced continued strong growth, surpassing the $10 billion asset mark.

[ ] The PIMCO Funds overall achieved good relative investment returns and, as detailed later in this report, six Funds received top honors from Lipper Analytical and Morningstar, two leading mutual fund tracking organizations.

[ ] The Funds' Trustees approved a new class of shares, the "Administrative
    Class," which is offered through financial intermediaries, such as retirement plan administrators and brokerage firms, that receive a fee for the additional services they provide to Administrative Class shareholders (the "Institutional Class" continues to be offered directly to investors without any sales charge, 12b-1 or other service fee).

[ ] With the objective of insuring our ability to continue to provide a high level of service to our existing clients, the minimum initial investment required to establish a shareholder account directly with the PIMCO Funds was increased from $500,000 to $1,000,000. This increase will help limit the number of future accounts maintained by the Funds.

[ ] Pacific Investment Management Company, the PIMCO Funds' advisor and administrator, completed its consolidation with four affiliated investment managers and Thomson Advisory Group L.P. to form "PIMCO Advisors L.P." With combined assets under management currently in excess of $75 billion, PIMCO Advisors L.P. is one of the nation's largest investment advisory firms.

Thank you for your investment in the PIMCO Funds. As always, please feel free to call us at 1-800-927-4648 should you have any questions or if we may be of any service.

Sincerely,

/s/ Brent R. Harris

BRENT R. HARRIS
Chairman of the Board
April 27, 1995

ABOUT THE PIMCO FUNDS

Launched in 1987, the PIMCO Funds are no-load, open-end institutional mutual funds designed to provide access to the investment advisory services offered by Pacific Investment Management Company. With a minimum initial investment requirement of $1,000,000, the PIMCO Funds are offered primarily to institutions and high net-worth individuals, although shares of the Funds may also be purchased at lesser minimum initial investments through certain discount brokers.

The investment objective of the PIMCO Short-Term Fund is to seek to obtain maximum current income consistent with preservation of capital and daily liquidity. The investment objective of the remaining PIMCO Fixed Income Funds is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The investment objective of the PIMCO Growth Stock Fund is to seek long-term growth of capital, while that of the PIMCO StocksPLUS Fund is to seek to achieve a total return which exceeds the total return performance of the S&P 500 Index.

The following table summarizes the primary characteristics of each of the PIMCO Funds covered in this report. To receive additional information about the Funds, including a prospectus, please call 1-800-927-4648.

----------------------------------------------------------------------------------------------------------
    Fund                Duration          Credit Quality               Primary Investments
----------------------------------------------------------------------------------------------------------
Total Return            3-6 years       B to Aaa; max 10%       Intermediate maturity fixed income
                                           below Baa            securities
----------------------------------------------------------------------------------------------------------
Total Return III        3-6 years       B to Aaa; max 10%       Same as Total Return Fund, with
                                           below Baa            prohibitions on firms engaged in
                                                                socially sensitive practices
----------------------------------------------------------------------------------------------------------
Low Duration            1-3 years       B to Aaa; max 10%       Short and intermediate maturity fixed
                                           below Baa            income securities
----------------------------------------------------------------------------------------------------------
Low Duration II         1-3 years          A to Aaa             Same as Low Duration Fund, with
                                                                quality and foreign issuer restrictions
----------------------------------------------------------------------------------------------------------
Short-Term              0-1 year        B to Aaa; max 10%       Money market instruments and short
                                           below Baa            maturity fixed income securities
----------------------------------------------------------------------------------------------------------
Long-Term U.S.
Government              min 8 years        A to Aaa             Long-term maturity fixed income
                                                                securities
----------------------------------------------------------------------------------------------------------
Foreign                 3-6 years       B to Aaa; max 10%       Intermediate maturity foreign fixed
                                           below Baa            income securities
----------------------------------------------------------------------------------------------------------
Global                  3-8 years       B to Aaa; max 10%       Intermediate maturity U.S. and foreign
                                           below Baa            fixed income securities
----------------------------------------------------------------------------------------------------------
High Yield              2-6 years       B to Aaa; min 65%       High yield fixed income securities
                                           below Baa            ("junk bonds")
----------------------------------------------------------------------------------------------------------
Growth Stock               n/a               n/a                Common stocks believed to have above-
                                                                market appreciation potential over full
                                                                market cycle
----------------------------------------------------------------------------------------------------------
StocksPLUS              0-1 year        B to Aaa; max 10%       S&P 500 stock index derivatives backed
                                           below Baa            by a portfolio of short-term fixed income
                                                                securities
----------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGER INTERVIEW

[PHOTO APPEARS HERE]

WILLIAM H. GROSS
Managing Director


Managing the PIMCO Funds' investment portfolios requires a diverse group of talented investment professionals. PIMCO's fixed income management team is comprised of 10 portfolio managers and 7 analysts, and its equity team is comprised of 2 portfolio managers and 1 analyst.

William H. Gross is a founding Managing Director of PIMCO and is the senior member of our fixed income portfolio management group. Bill is responsible for the management of the PIMCO Total Return and Low Duration Funds, and we recently asked him the following questions:

How would you characterize your fixed income management philosophy?

Our fixed income philosophy starts with a top-down approach based on a long-term secular view of economic and financial events. We manage our portfolios with a three- to five-year outlook in mind that we forge annually at what we call our "Secular Forum." Sticking to this system has produced successful results, first because it provides the discipline to help us avoid psychological whipsaws as new events unfold, secondly because it gives us a good framework for interest rate management, and finally because it avoids a lot of unnecessary transaction costs.

We also employ a shorter-term focus through our "Economics Forum", which we hold on a quarterly basis to fine-tune our forecasts. On a day-to-day basis, the selection of securities is in the hands of portfolio managers. In selecting securities among the various sectors of the bond market, we utilize a high degree of quantitative analysis, based to a large extent on computer programs that have been developed internally.

So that's the top-down process -- the long-term secular outlook, the quarterly forum adjustments, and then the daily selection of securities based upon quantitative techniques and analysis.

What caused interest rates to increase so much in 1994, and how did this impact the PIMCO Funds?

Last year was the worst bear market for bonds in over 50 years, and it came about as a result of a confluence of events. It just so happened that at the start of 1994, rates were exceedingly low: Fed funds were at 3% and long bonds were around 6%. Then the Federal Reserve Bank began to raise interest rates in order to reign in the economy. Economic growth was fairly strong and getting stronger throughout 1994 and so the Fed raised rates by 300 basis points between February and December. That action, in combination with fears of higher inflation based upon the stronger economy, all produced a tremendous bear market in bonds for 1994.

As would be expected, the PIMCO Funds were adversely affected by this market with some negative returns during the calendar year. Still, we managed to stay even with market averages, keeping our heads above water and looking for the point in time when yields would come back down and prices would go up. And so far prices have gone up in 1995 -- we have generally recouped 1994's losses and have turned them into fairly strong gains as of the PIMCO Funds' March 31st fiscal year-end. We expect to see continuing progress as we move into this new fiscal year.

Which investment strategies worked well for the PIMCO Funds this past fiscal year? Which strategies didn't work out as expected?

As interest rates rose dramatically in 1994, the rates that rose the most were short and intermediate rates. It paid to avoid those particular areas of the yield curve and to have what we call a "barbell strategy", or a combination of a majority of cash and long-term bonds, with very few investments in the middle of the curve. For almost all of 1994 we had that particular strategy in place and the PIMCO Funds benefitted substantially.

The strategy that didn't work out as planned was having our durations or average maturities slightly greater than market averages throughout much of the year. This caused our bond prices to fall further when interest rates rose than they otherwise would have. So, the barbell strategy we employed saved some money but, in retrospect, we could have saved more with shorter average durations.

There has been much recent discussion in the press about the use of derivatives. How and why does PIMCO make use of derivatives in managing the PIMCO Funds?

Like anything else I suppose, there are both good and bad derivatives. Certain derivatives can be dangerous because they change their character rapidly as interest rates change. Bonds go up and down, and derivatives go up and down. The point is that some derivatives, particularly those involving leverage, can go up and down more than a typical bond, and this can get you into in big trouble in a year like 1994.

Pacific Investment Management Company has used derivatives for many years now, and we employ them in the PIMCO Funds. The overwhelming majority of derivatives that we use in the PIMCO Funds are financial futures on Treasuries, which are very conservative in terms of their behavior. Their prices don't gyrate wildly when interest rates change, since they mimic the physical cash market for the Treasury bonds that they represent. Financial futures have not been the culprit in the market over the past several years, and they certainly haven't garnered any headlines. In fact, they have added substantial value for the PIMCO Funds, and we therefore plan to continue to use derivatives on a conservative, unlevered basis.

What future trends do you think will influence fixed income investments?

The future as we see it is a narrow band for interest rate movements, in contrast to the volatility we have seen over the past 10 to 20 years. Our sense is that long-term Treasury rates will be locked within a range of 6-8% for some time to come, and because of that, an entirely different style of money management is required relative to the past. The emphasis in the future will be more on yield, as opposed to trying to capture price movements. Therefore, an investment will be made more for its ability to produce relatively high current income than for its ability to produce a capital gain or to defend against a capital loss.

We will also look to the international sector at various points in time over the next several years. Opportunities will probably crop up in Europe and Japan, or even in some NICs ("newly industrialized countries") where we would hope to benefit from small, selective investments.

Finally, what makes for a good fixed income portfolio manager?

My idea of a good fixed income portfolio manager is someone who is one-third economist, one-third mathematician, and one-third riverboat gambler. With those elements you have the makings of someone who can walk into a trading room and buy and sell bonds at a profit. Throw some experience into the mix, and you just might have a great portfolio manager.

INVESTMENT PERFORMANCE

The Federal Reserve Bank's action to tighten monetary policy and curb inflation drove interest rates up sharply during calendar year 1994, causing the bond market to have one of its worst years in history. Put into perspective, 1994 may best be viewed as the year of correction for the strong bull market that had been enjoyed by investors for several years running (the PIMCO Total Return Fund, for example, achieved extraordinary double-digit returns for four fiscal years in a row ending in 1993).

Fortunately, the painful declines of 1994 appear to be behind us as 1995 has proven so far to be extremely positive. Continued but slowing economic growth, moderate inflation and stable interest rates have all worked to the investor's advantage. So much so, in fact, that this year's first quarter returns have served to generally offset the previous three quarters' declines. As shown in the following table, all PIMCO Funds except one had positive twelve-month returns during the fiscal year ended March 31, 1995, and the Funds' returns overall compared very favorably to the results of similarly structured competitive funds:

                                                                               Total Return
                                                                          Year Ended March 31, 1995
                                                                  ---------------------------------------
                                                                   PIMCO       Competitive
Category & Fund*                                                   Fund        Fund Average    Difference
---------------------------------------------------------------------------------------------------------
Intermediate Investment Grade Debt Funds
    PIMCO Total Return Fund                                        4.22%          3.74%          0.48%
    -----------------------------------------------------------------------------------------------------
    PIMCO Total Return Fund III                                    4.92           3.74           1.18
    -----------------------------------------------------------------------------------------------------
Short Investment Grade Debt Funds
    PIMCO Low Duration Fund                                        3.60           3.35           0.25
    -----------------------------------------------------------------------------------------------------
    PIMCO Low Duration Fund II                                     4.80           3.35           1.45
    -----------------------------------------------------------------------------------------------------
Ultra Short Obligations Funds
    PIMCO Short-Term Fund                                          4.46           4.40           0.06
    -----------------------------------------------------------------------------------------------------
General U.S. Government Funds
    PIMCO Long-Term U.S. Government Fund                           5.50           2.95           2.55
    -----------------------------------------------------------------------------------------------------
General World Income Funds
    PIMCO Foreign Fund                                            (1.85)          2.41          (4.26)
    -----------------------------------------------------------------------------------------------------
    PIMCO Global Fund                                             10.35           2.41           7.94
    -----------------------------------------------------------------------------------------------------
High Current Yield Funds
    PIMCO High Yield Fund                                          8.81           1.55           7.26
    -----------------------------------------------------------------------------------------------------
Capital Appreciation Funds
    PIMCO Growth Stock Fund                                       10.65           6.77           3.88
    -----------------------------------------------------------------------------------------------------
Growth and Income Funds
    PIMCO StocksPLUS Fund                                         18.64          10.35           8.29
    -----------------------------------------------------------------------------------------------------

* as categorized by Lipper Analytical Services, Inc.

The competitive fund data shown above was compiled by Lipper Analytical Services, Inc., a leading source of mutual fund performance rankings. In addition, Lipper ranked the PIMCO Total Return Fund's five-year performance record ended March 31, 1995 as #1 out of 35 intermediate investment grade debt funds, and the Low Duration Fund's five-year record was ranked #1 out of 30 short investment grade debt funds. In addition, the one-year performance record ended March 31, 1995 of the PIMCO High Yield Fund was ranked #1 out of 99 high yield funds.

Several PIMCO Funds also received top marks from Morningstar**, a leading mutual fund rating organization. Each of the PIMCO Total Return, Total Return III, Low Duration, Low Duration II and Long-Term U.S. Government Funds have been

** Source: Morningstar, Inc. 3/31/95. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. The ratings are calculated from a fund's 3- and 5-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, and 35% receive 3 stars. For the 3- and 5-year periods ended March 31, 1995, the Funds' ratings were: Total Return, 5-star/5-star; Total Return III 5-star/N/A; Low Duration, 5-star/5-star; Long-Term U.S. Government, 5-star/N/A; Short-Term 4-star/4-star; and Growth Stock 3-star/3-star. There were 541 and 371 bond funds rated for these periods, respectively, and 821 and 654 equity funds rated for these same periods, respectively.

awarded the coveted 5-Star rating by Morningstar (the highest rating), while the Short-Term and Growth Stock Funds earned a 4- and 3-Star rating, respectively (the other PIMCO Funds have not been rated by Morningstar since they have not been in operation for a period of at least three years).


A final look at the Funds' investment performance may be found in the following charts, which show the cumulative investment performance since inception of each PIMCO Fund as compared to the performance of a representative market index:


Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Total Return Fund
Inst'l Class (%)              4.22    7.90    10.43        9.82
Admin. Class (%)/+/            n/a     n/a      n/a        3.76
Lehman
Aggregate                     4.99    6.78     8.90        8.96
Index (%)

/+/From commencement on 9/7/94 (unannualized)

--------------------------------------------------------------------------------
Total Return Fund                                         Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in May 1987 and held through March 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class is lower than the performance of the Institutional Class due to service fees paid by the Administrative Class in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Total Return
Fund III (%)                  4.92    8.26    n/a          9.48
Lehman Aggregate
Index (%)                     4.99    6.78    n/a          8.96

--------------------------------------------------------------------------------
Total Return Fund III                                     Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in May 1991 and held through March 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Low Duration Fund
Inst'l Class (%)              3.60    5.99    7.95         8.32
Admin. Class (%)/+/            n/a     n/a     n/a         2.53

Merrill Lynch
Index (%)                     4.47    5.16    7.18         7.50

/+/From commencement on 12/31/94 (unannualized)

--------------------------------------------------------------------------------
Low Duration Fund                                         Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in May 1987 and held through March 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class is lower than the performance of the Institutional Class due to service fees paid by the Administrative Class in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Low Duration
Fund II                       4.80    5.61     n/a         5.86
Merrill Lynch
Index (%)                     4.47    5.16     n/a         5.35

--------------------------------------------------------------------------------
Low Duration Fund II                                      Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in November 1991 and held through March 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.


Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Short-Term
Fund (%)                      4.46    4.02    5.22         6.22
Wiesenberger
Index (%)                     4.57    3.42    4.52         5.58

--------------------------------------------------------------------------------
Short-Term Fund                                           Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in October 1987 and held through March 1995, compared to the Wiesenberger Money Market Index, an index consisting of the average return of over 400 money market funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Long-Term U.S.
Gov't Fund (%)                5.50    10.68    n/a        12.58
Lehman Blended
Treasury Index (%)            4.53     8.65    n/a         9.94
Lehman Aggregate
Index (%)                     4.99     6.78    n/a         8.00

--------------------------------------------------------------------------------
Long-Term U.S. Government Fund                            Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in July 1991 and held through March 1995, compared to a 10 year duration blend of the Lehman Brothers Intermediate and 20+ Yr. Treasury Indices, each an unmanaged market index.


Annualized Returns Ended 3/31/95


                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Foreign Fund (%)              (1.85)  2.86     n/a         4.09
J.P. Morgan
Non-U.S. Index (%)             2.92   4.83     n/a         5.58

--------------------------------------------------------------------------------
Foreign Fund                                              Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in December 1992 and held through March 1995, compared to the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an unmanaged market index.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Global Fund (%)               10.35    n/a     n/a         7.38
J.P. Morgan
Global Index (%)              12.07    n/a     n/a         9.25

--------------------------------------------------------------------------------
Global Fund                                               Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in November 1993 and held through March 1995, compared to the J.P. Morgan Global Index, an unmanaged market index.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   2 Yr.   5 Yr.   Inception
High Yield Fund
Inst'l Class (%)              8.81    9.73     n/a        11.60
Admin. Class (%)/+/            n/a     n/a     n/a         4.66
Lehman BB Corp.
Index (%)                     8.26    7.99     n/a         9.34

/+/From commencement on 1/16/95 (unannualized)

--------------------------------------------------------------------------------
High Yield Fund                                           Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in December 1992 and held through March 1995, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class is lower than the performance of the Institutional Class due to service fees paid by the Administrative Class in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
Growth Stock
Fund (%)                      10.65   7.43    10.39        8.63
S&P/BARRA
Index (%)                     18.37   8.46    11.62       10.00
S&P 500
Index (%)                     15.57  10.56    11.41       10.12

--------------------------------------------------------------------------------
Growth Stock Fund                                         Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in June 1987 and held through March 1995, compared to the Standard & Poor's/BARRA Growth Index and the Standard & Poor's 500 Index, each an unmanaged market index.

Annualized Returns Ended 3/31/95

                                                          Since
                              1 Yr.   3 Yr.   5 Yr.   Inception
StocksPLUS
Fund (%)                      18.64    n/a     n/a        10.70
S&P 500
Index                         15.57    n/a     n/a         8.97

--------------------------------------------------------------------------------
StocksPLUS Fund                                           Through March 31, 1995
--------------------------------------------------------------------------------


                             [CHART APPEARS HERE]


--------------------------------------------------------------------------------
The line graph depicts the value of $1,000,000 invested at the Fund's inception in May 1993 and held through March 1995, compared to the Standard & Poor's 500 Index, an unmanaged market index.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1995

                                                                 ------------------------------------------------------------------

Amounts in thousands, except per share amounts                   Total Return    Total Return III    Low Duration   Low Duration II
                                                                 ------------------------------------------------------------------
Assets:

Investments, at value                                             $ 7,333,496         $   98,750      $ 2,439,273      $    172,085
--------------------------------------------------------------   ------------------------------------------------------------------
Cash and foreign currency                                              20,724                  5               27                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for investments and foreign currency sold                    8,676                 10           59,633               160
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for Fund shares sold                                        36,621                  0            1,362                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable from advisor                                                     0                  0                0                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin receivable                                                 0                  0                0                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Interest and dividends receivable                                      92,723              1,119           33,556             1,746
--------------------------------------------------------------   ------------------------------------------------------------------
Other assets                                                               76                  6               28                 5
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                    7,492,316             99,890        2,533,879           173,996
--------------------------------------------------------------   ------------------------------------------------------------------

Liabilities:

Payable for investments and foreign currency purchased                203,248                 39           87,679             2,874
--------------------------------------------------------------   ------------------------------------------------------------------
Written options outstanding                                            22,185                184            1,727                20
--------------------------------------------------------------   ------------------------------------------------------------------
Payable for Fund shares redeemed                                          142                  0          107,042                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends payable                                                      10,661                 28            3,290                57
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued investment advisor's fee                                        1,713                 28              623                38
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued administrator's fee                                               682                  9              247                13
--------------------------------------------------------------   ------------------------------------------------------------------
Payable to advisor                                                          0                  0                0                 7
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued distribution fee                                                    2                  0                0                 0
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin payable                                                3,838                 76              144                16
--------------------------------------------------------------   ------------------------------------------------------------------
Other accrued expenses and liabilities                                  1,073                 29              324               105
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                      243,544                393          201,076             3,130
--------------------------------------------------------------   ------------------------------------------------------------------

Net Assets                                                        $ 7,248,772         $   99,497      $ 2,332,803      $    170,866
--------------------------------------------------------------   ------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                   $ 7,501,865         $  103,069      $ 2,407,781      $    175,789
--------------------------------------------------------------   ------------------------------------------------------------------
Undistributed (overdistributed) net investment income                 (85,253)            (1,212)              71            (1,081)
--------------------------------------------------------------   ------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)                    (64,793)              (650)         (21,592)           (2,651)
--------------------------------------------------------------   ------------------------------------------------------------------
Net unrealized appreciation (depreciation)                           (103,047)            (1,710)         (53,457)           (1,191)
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                  $ 7,248,772         $   99,497      $ 2,332,803      $    170,866
--------------------------------------------------------------   ------------------------------------------------------------------

Shares Issued and Outstanding
Institutional Class                                                   722,606             11,063          238,948            17,497
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                      903                  0               79                 0
--------------------------------------------------------------   ------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                                    $10.02              $8.99            $9.76             $9.77
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                    10.01                  0             9.76                 0
--------------------------------------------------------------   ------------------------------------------------------------------

Cost of Investments Owned                                           7,476,805            100,954        2,494,393           173,482
--------------------------------------------------------------   ------------------------------------------------------------------
Cost of Foreign Currency Held                                               0                  0                0                 0
--------------------------------------------------------------   ------------------------------------------------------------------

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1995

                                                                 ------------------------------------------------------------------

                                                                                     Long-Term
Amounts in thousands, except per share amounts                      Short-Term       U.S. Gov't          Foreign         Global
                                                                 ------------------------------------------------------------------
Assets:

Investments, at value                                             $      88,230  $      32,160       $      280,411   $      80,823
--------------------------------------------------------------   ------------------------------------------------------------------
Cash and foreign currency                                                     3              3                5,372             929
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for investments and foreign currency sold                      1,046            340               11,606           7,416
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for Fund shares sold                                               7             88                   71               8
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable from advisor                                                       1              0                    0               2
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin receivable                                                   0              0                  388              39
--------------------------------------------------------------   ------------------------------------------------------------------
Interest and dividends receivable                                         1,258            202                4,698             886
--------------------------------------------------------------   ------------------------------------------------------------------
Other assets                                                                 24              3                   21               0
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                         90,546         32,796              302,567          90,103
--------------------------------------------------------------   ------------------------------------------------------------------

Liabilities:

Payable for investments and foreign currency purchased                        0            323               68,454          13,319
--------------------------------------------------------------   ------------------------------------------------------------------
Written options outstanding                                                  46             43                1,000             198
--------------------------------------------------------------   ------------------------------------------------------------------
Payable for Fund shares redeemed                                            209              4                   50              45
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends payable                                                            75             41                  231              29
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued investment advisor's fee                                             26             10                  105              22
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued administrator's fee                                                  10              2                    0               6
--------------------------------------------------------------   ------------------------------------------------------------------
Payable to advisor                                                            0              3                    0               0
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued distribution fee                                                      0              0                    0               0
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin payable                                                      0              0                    0               0
--------------------------------------------------------------   ------------------------------------------------------------------
Other accrued expenses and liabilities                                       66             21                   27               8
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                            432            447               69,867           3,627
--------------------------------------------------------------   ------------------------------------------------------------------
Net Assets                                                       $       90,114  $      32,349       $      232,700   $      76,476
--------------------------------------------------------------   ------------------------------------------------------------------


Net Assets Consist of:                                           $       92,087  $      33,676       $      259,346   $      76,364
--------------------------------------------------------------   ------------------------------------------------------------------
Paid in capital                                                            (261)          (122)              (5,995)         (1,199)
--------------------------------------------------------------   ------------------------------------------------------------------
Undistributed (overdistributed) net investment income                      (615)        (1,841)             (20,359)         (2,563)
--------------------------------------------------------------   ------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)                       (1,097)           636                 (292)          1,476
--------------------------------------------------------------   ------------------------------------------------------------------
Net unrealized appreciation (depreciation)                       $       90,114  $      32,349       $      232,700   $      76,476
--------------------------------------------------------------   ------------------------------------------------------------------


Shares Issued and Outstanding
Institutional Class                                                       9,202          3,285               24,805           7,751
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                          0              0                    0               0
--------------------------------------------------------------   ------------------------------------------------------------------


Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                                      $9.79           $9.85                $9.38           $9.87
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                         0               0                    0               0
--------------------------------------------------------------   ------------------------------------------------------------------

Cost of Investments Owned                                               89,420          31,894              280,167          80,454
--------------------------------------------------------------   ------------------------------------------------------------------
Cost of Foreign Currency Held                                                0               0                5,102             900
--------------------------------------------------------------   ------------------------------------------------------------------


                                                                 ------------------------------------------------------------------
                                                                    High Yield         Growth Stock        StocksPLUS
                                                                 ------------------------------------------------------------------
Assets:

Investments, at value                                            $      332,576       $      15,639      $      45,848
--------------------------------------------------------------   ------------------------------------------------------------------
Cash and foreign currency                                                     6                   1                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for investments and foreign currency sold                      1,804               2,363                  4
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable for Fund shares sold                                              30                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Receivable from advisor                                                       0                   0                 10
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin receivable                                                   0                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Interest and dividends receivable                                         7,501                  19                562
--------------------------------------------------------------   ------------------------------------------------------------------
Other assets                                                                  9                   0                335
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                        341,926              18,022             46,759
--------------------------------------------------------------   ------------------------------------------------------------------

Liabilities:

Payable for investments and foreign currency purchased                    4,810               2,564                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Written options outstanding                                                  28                   4                 15
--------------------------------------------------------------   ------------------------------------------------------------------
Payable for Fund shares redeemed                                            269                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends payable                                                           238                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued investment advisor's fee                                            106                   5                 19
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued administrator's fee                                                  32                   2                  4
--------------------------------------------------------------   ------------------------------------------------------------------
Payable to advisor                                                            5                   2                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Accrued distribution fee                                                      0                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------
Variation margin payable                                                      0                   0                136
--------------------------------------------------------------   ------------------------------------------------------------------
Other accrued expenses and liabilities                                       87                  16                 87
--------------------------------------------------------------   ------------------------------------------------------------------
                                                                          5,575               2,593                261
--------------------------------------------------------------   ------------------------------------------------------------------
Net Assets                                                           $  336,351       $      15,429      $      46,498
--------------------------------------------------------------   ------------------------------------------------------------------
Net Assets Consist of:                                            $     342,547       $      13,551      $      44,359
--------------------------------------------------------------   ------------------------------------------------------------------
Paid in capital                                                           1,534                   0              1,176
--------------------------------------------------------------   ------------------------------------------------------------------
Undistributed (overdistributed) net investment income                    (4,132)                319                 22
--------------------------------------------------------------   ------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)                       (3,598)              1,559                941
--------------------------------------------------------------   ------------------------------------------------------------------
Net unrealized appreciation (depreciation)                        $     336,351       $      15,429      $      46,498
--------------------------------------------------------------   ------------------------------------------------------------------


Shares Issued and Outstanding
Institutional Class                                                      32,289               1,125              4,435
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                          4                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                                      $10.42              $13.71             $10.48
--------------------------------------------------------------   ------------------------------------------------------------------
Administrative Class                                                      10.41                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------

Cost of Investments Owned                                               336,196              14,079             45,836
--------------------------------------------------------------   ------------------------------------------------------------------
Cost of Foreign Currency Held                                                 0                   0                  0
--------------------------------------------------------------   ------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended March 31, 1995

                                                                 ------------------------------------------------------------------

$ in thousands                                                    Total Return   Total Return III   Low Duration   Low Duration II
                                                                 ------------------------------------------------------------------
Investment Income:
Interest                                                           $   431,943      $   6,364        $   154,750     $   10,691
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends                                                                   69              0                593              0
--------------------------------------------------------------   ------------------------------------------------------------------

  Total income                                                         432,012          6,364            155,343         10,691
--------------------------------------------------------------   ------------------------------------------------------------------


Expenses:
Investment advisory fees                                                15,224            258              5,757            461
--------------------------------------------------------------   ------------------------------------------------------------------
Administration fees                                                      6,060             86              2,273            155
--------------------------------------------------------------   ------------------------------------------------------------------
Custodian and transfer agent fees                                        1,846             37                739             57
--------------------------------------------------------------   ------------------------------------------------------------------
Registration fees                                                          885             16                159             12
--------------------------------------------------------------   ------------------------------------------------------------------
Distribution fees - Administrative Class                                     5              0                  0              0
--------------------------------------------------------------   ------------------------------------------------------------------
Audit fees                                                                  84             18                 59             16
--------------------------------------------------------------   ------------------------------------------------------------------
Legal fees                                                                 225              3                 80              6
--------------------------------------------------------------   ------------------------------------------------------------------
Trustees' fees                                                              26              0                 13              1
--------------------------------------------------------------   ------------------------------------------------------------------
Amortization of organization costs                                           0              1                  0              2
--------------------------------------------------------------   ------------------------------------------------------------------
Miscellaneous                                                              345             10                170              9
--------------------------------------------------------------   ------------------------------------------------------------------
Reimbursement to (from) advisor and administrator                            0              1                  0             21
--------------------------------------------------------------   ------------------------------------------------------------------
  Total expenses                                                        24,700            430              9,250            740
--------------------------------------------------------------   ------------------------------------------------------------------

Net Investment Income                                                  407,312          5,934            146,093          9,951
--------------------------------------------------------------   ------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                (94,108)        (1,713)           (36,529)        (2,678)
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on
  futures contracts and written options                                 (7,437)           (52)             3,874            128
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on foreign
  currency transactions                                                 (9,075)            28             (4,015)             0
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                        (77,342)          (850)           (30,179)          (157)
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and written
  options                                                               82,420          1,250              2,234            320
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                          1,525            (73)              (384)             0
--------------------------------------------------------------   ------------------------------------------------------------------

Net gain (loss)                                                       (104,017)        (1,410)           (64,999)        (2,387)
--------------------------------------------------------------   ------------------------------------------------------------------

Net Increase (Decrease) in Assets
Resulting from Operations                                             $303,295         $4,524            $81,094         $7,564
--------------------------------------------------------------   ------------------------------------------------------------------

See Notes to Financial Statements

                                                                 ------------------------------------------------------------------
                                                                   Short-Term         Long-Term         Foreign       Global
$ in thousands                                                                        U.S. Gov't
                                                                 ------------------------------------------------------------------
Investment Income:
Interest                                                           $    7,897         $    2,150    $    22,926   $    3,609
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends                                                                   0                  0              0            0
--------------------------------------------------------------   ------------------------------------------------------------------
  Total income                                                          7,897              2,150         22,926        3,609
--------------------------------------------------------------   ------------------------------------------------------------------


Expenses:
Investment advisory fees                                                  383                 92            922          177
--------------------------------------------------------------   ------------------------------------------------------------------
Administration fees                                                       130                 31            324           58
--------------------------------------------------------------   ------------------------------------------------------------------
Custodian and transfer agent fees                                          59                 21            195           41
--------------------------------------------------------------   ------------------------------------------------------------------
Registration fees                                                          44                 20              9           24
--------------------------------------------------------------   ------------------------------------------------------------------
Distribution fees - Administrative Class                                    0                  0              0            0
--------------------------------------------------------------   ------------------------------------------------------------------
Audit fees                                                                 27                 12             27           17
--------------------------------------------------------------   ------------------------------------------------------------------
Legal fees                                                                  5                  1             14            2
--------------------------------------------------------------   ------------------------------------------------------------------
Trustees' fees                                                              1                  0              2            0
--------------------------------------------------------------   ------------------------------------------------------------------
Amortization of organization costs                                          0                  2              0            0
--------------------------------------------------------------   ------------------------------------------------------------------
Miscellaneous                                                               8                  4             56            7
--------------------------------------------------------------   ------------------------------------------------------------------
Reimbursement to (from) advisor and administrator                         (10)               (31)             0           44
--------------------------------------------------------------   ------------------------------------------------------------------
  Total expenses                                                          647                152          1,549          370
--------------------------------------------------------------   ------------------------------------------------------------------

Net Investment Income                                                   7,250              1,998         21,377        3,239
--------------------------------------------------------------   ------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                  (799)              (593)       (19,127)      (2,045)
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on
  futures contracts and written options                                    81             (1,011)        (7,671)         259
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on foreign
  currency transactions                                                   (25)                 0        (13,440)       3,280
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                          (800)               244            (183)        524
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and written
  options                                                                  93              1,086           3,847         692
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                             0                  0           1,404         604
--------------------------------------------------------------   ------------------------------------------------------------------
Net gain (loss)                                                        (1,450)             ( 274)        (35,170)      3,314
--------------------------------------------------------------   ------------------------------------------------------------------
Net Increase (Decrease) in Assets
Resulting from Operations                                          $    5,800         $    1,724    $    (13,793) $    6,553
--------------------------------------------------------------   ------------------------------------------------------------------

                                                                   High Yield       Growth Stock      StocksPLUS
Investment Income:
Interest                                                           $   29,447         $       37    $      2,940
--------------------------------------------------------------   ------------------------------------------------------------------
Dividends                                                                   0                328              22
--------------------------------------------------------------   ------------------------------------------------------------------
  Total income                                                         29,447                365           2,962
--------------------------------------------------------------   ------------------------------------------------------------------


Expenses:
Investment advisory fees                                                  831                 57             109
--------------------------------------------------------------   ------------------------------------------------------------------
Administration fees                                                       302                 19              24
--------------------------------------------------------------   ------------------------------------------------------------------
Custodian and transfer agent fees                                          93                 17              15
--------------------------------------------------------------   ------------------------------------------------------------------
Registration fees                                                          91                  3              24
--------------------------------------------------------------   ------------------------------------------------------------------
Distribution fees - Administrative Class                                    0                  0               0
--------------------------------------------------------------   ------------------------------------------------------------------
Audit fees                                                                 21                 15              10
--------------------------------------------------------------   ------------------------------------------------------------------
Legal fees                                                                 11                  1               1
--------------------------------------------------------------   ------------------------------------------------------------------
Trustees' fees                                                              2                  0               0
--------------------------------------------------------------   ------------------------------------------------------------------
Amortization of organization costs                                          2                  0               2
--------------------------------------------------------------   ------------------------------------------------------------------
Miscellaneous                                                              24                  1               3
--------------------------------------------------------------   ------------------------------------------------------------------
Reimbursement to (from) advisor and administrator                          55                (18)            (68)
--------------------------------------------------------------   ------------------------------------------------------------------
  Total expenses                                                        1,432                 95             120
--------------------------------------------------------------   ------------------------------------------------------------------

Net Investment Income                                                  28,015                270           2,842
--------------------------------------------------------------   ------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                (4,049)               933             (48)
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on
  futures contracts and written options                                     0                  5             910
--------------------------------------------------------------   ------------------------------------------------------------------
Net realized gain (loss) on foreign
  currency transactions                                                     0                  0              (4)
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                         2,745                600              65
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and written
  options                                                                  22                 27           1,397
--------------------------------------------------------------   ------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                             0                  0               0
--------------------------------------------------------------   ------------------------------------------------------------------

Net gain (loss)                                                        (1,282)             1,565           2,320
--------------------------------------------------------------   ------------------------------------------------------------------

Net Increase (Decrease) in Assets
Resulting from Operations                                          $   26,733         $    1,835    $      5,162
--------------------------------------------------------------   ------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

$ in thousands
                                                  ----------------------------------------------------------------------------
                                                              Total Return                          Total Return III
                                                  ----------------------------------------------------------------------------
                                                               Year Ended                              Year Ended
Increase (Decrease) in Net Assets from:            March 31, 1995      March 31, 1994      March 31, 1995       March 31, 1994
Operations
Net investment income                             $      407,312       $      262,684      $      5,934          $      4,550
----------------------------------------------    -----------------------------------      -----------------------------------
Net realized gain (loss)                                (110,620)              38,898            (1,737)                   91
----------------------------------------------    -----------------------------------      -----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                        (77,343)            (140,376)             (850)               (1,051)
----------------------------------------------    -----------------------------------      -----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                   82,421              (31,813)            1,250                  (542)
----------------------------------------------    -----------------------------------      -----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                  1,525                7,352               (73)                   51
----------------------------------------------    -----------------------------------      -----------------------------------
Net increase (decrease) resulting from
  operations                                             303,295              136,745             4,524                 3,099
----------------------------------------------    -----------------------------------      -----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                 (347,782)            (268,494)           (5,003)               (5,100)
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                    (126)                   0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
In excess of net investment income
    Institutional Class                                  (30,707)             (59,404)             (147)                 (930)
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                     (11)                   0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
From net realized capital gains
    Institutional Class                                        0             (122,703)                0                (1,544)
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                       0                    0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
In excess of net realized capital gains
    Institutional Class                                        0               (8,707)                0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                       0                    0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
Tax basis return of capital
    Institutional Class                                  (13,786)                   0              (784)               (1,590)
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                      (5)                   0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------

Total Distributions                                     (392,417)            (459,308)           (5,934)               (9,164)
----------------------------------------------    -----------------------------------      -----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                                3,081,221            2,703,073            38,113                31,170
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                   9,138                    0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                  308,654              394,150             5,316                 8,375
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                     142                    0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
Cost of shares redeemed
    Institutional Class                               (1,069,020)            (921,941)          (40,044)               (1,307)
----------------------------------------------    -----------------------------------      -----------------------------------
    Administrative Class                                    (401)                   0                 0                     0
----------------------------------------------    -----------------------------------      -----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                       2,329,734            2,175,282             3,385                38,238
----------------------------------------------    -----------------------------------      -----------------------------------

Total Increase (Decrease) in Net Assets                2,240,612            1,852,719             1,975                32,173
----------------------------------------------    -----------------------------------      -----------------------------------

Net Assets
Beginning of period                                    5,008,160            3,155,441            97,522                65,349
----------------------------------------------    -----------------------------------      -----------------------------------
End of period *                                   $    7,248,772     $      5,008,160      $     99,497         $      97,522
----------------------------------------------    -----------------------------------      -----------------------------------

*Including net undistributed
  (overdistributed) investment income of:         $      (85,253)    $        (59,404)     $     (1,212)        $        (930)
----------------------------------------------    -----------------------------------      -----------------------------------

See Notes to Financial Statements

                                                 ----------------------------------  ----------------------------------
                                                            Low Duration                      Low Duration II
                                                 ----------------------------------  ----------------------------------
                                                             Year Ended                          Year Ended
Increase (Decrease) in Net Assets from:          March 31, 1995      March 31, 1994  March 31, 1995      March 31, 1994
Operations
Net investment income                            $      146,094      $      114,362  $        9,951      $        7,352
-----------------------------------------------  ----------------------------------  ----------------------------------
Net realized gain (loss)                                (36,670)              8,187          (2,550)             (1,656)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                       (30,178)            (43,666)          (157)              (2,097)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                   2,234                (263)           320                 (168)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                  (386)                159              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from
  operations                                             81,094              78,779          7,564                3,431
-----------------------------------------------  ----------------------------------  ----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                (125,715)           (118,781)        (9,191)              (7,142)
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                    (10)                  0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
In excess of net investment income
    Institutional Class                                       0              (4,880)          (491)                   0
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
From net realized capital gains
    Institutional Class                                       0             (10,507)            (4)                (591)
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
In excess of net realized capital gains
    Institutional Class                                       0                (339)             0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
Tax basis return of capital
    Institutional Class                                 (20,045)                  0           (276)                   0
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                     (2)                  0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------

Total Distributions                                    (145,772)           (134,507)        (9,962)              (7,733)
-----------------------------------------------  ----------------------------------  ----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                               1,378,448           1,709,431         77,909               70,250
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                    768                   0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                 115,466             108,876          8,742                6,648
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                     12                   0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
Cost of shares redeemed
    Institutional Class                              (1,395,445)           (867,918)       (54,798)             (32,210)
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                    (16)                  0              0                    0
-----------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                         99,233             950,389         31,853               44,688
-----------------------------------------------  ----------------------------------  ----------------------------------

Total Increase (Decrease) in Net Assets                  34,548             894,661         29,455               40,386
-----------------------------------------------  ----------------------------------  ----------------------------------

Net Assets
Beginning of period                                   2,298,255           1,403,594        141,411              101,025
-----------------------------------------------  ----------------------------------  ----------------------------------
End of period *                                  $    2,332,803      $    2,298,255  $     170,866       $      141,411
-----------------------------------------------  ----------------------------------  ----------------------------------

*Including net undistributed
  (overdistributed) investment income of:        $           71      $       (4,880) $      (1,081)      $         (760)
-----------------------------------------------  ----------------------------------  ----------------------------------

                                                 ----------------------------------
                                                            Short-Term
                                                 ----------------------------------
                                                             Year Ended
Increase (Decrease) in Net Assets from:          March 31, 1995      March 31, 1994
Operations
Net investment income                            $        7,250      $        2,544
-----------------------------------------------  ----------------------------------
Net realized gain (loss)                                   (743)               (253)
-----------------------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                          (800)               (500)
-----------------------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                      93                   0
-----------------------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                     0                   0
-----------------------------------------------  ----------------------------------
Net increase (decrease) resulting from
  operations                                              5,800               1,791
-----------------------------------------------  ----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                  (7,075)             (2,430)
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
In excess of net investment income
    Institutional Class                                    (165)                  0
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
From net realized capital gains
    Institutional Class                                       0                   0
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
In excess of net realized capital gains
    Institutional Class                                       0                   0
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
Tax basis return of capital
    Institutional Class                                       0                   0
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------

Total Distributions                                      (7,240)             (2,430)
-----------------------------------------------  ----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                                 265,206             166,327
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                   5,671               2,151
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
Cost of shares redeemed
    Institutional Class                                (252,499)           (141,568)
-----------------------------------------------  ----------------------------------
    Administrative Class                                      0                   0
-----------------------------------------------  ----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                         18,378              26,910
-----------------------------------------------  ----------------------------------

Total Increase (Decrease) in Net Assets                  16,938              26,271
-----------------------------------------------  ----------------------------------

Net Assets
Beginning of period                                      73,176              46,905
-----------------------------------------------  ----------------------------------
End of period *                                  $       90,114      $       73,176
-----------------------------------------------  ----------------------------------

*Including net undistributed
  (overdistributed) investment income of:        $         (261)     $         (176)
-----------------------------------------------  ----------------------------------

                                                 ----------------------------------  ----------------------------------
$ in thousands                                        Long-Term U.S. Government                   Foreign
                                                 ----------------------------------  ----------------------------------
                                                             Year Ended                          Year Ended
Increase (Decrease) in Net Assets from:          March 31, 1995      March 31, 1994  March 31, 1995      March 31, 1994
Operations
Net investment income                            $        1,998      $        1,293  $       21,377      $       18,888
-----------------------------------------------  ----------------------------------  ----------------------------------
Net realized gain (loss)                                 (1,604)                950         (40,238)              1,136
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                           244                (758)           (184)             (1,691)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                   1,086                (678)          3,854              (1,415)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                     0                   0           1,398              (2,233)
-----------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting from
  operations                                              1,724                 807         (13,793)             14,685
-----------------------------------------------  ----------------------------------  ----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                  (1,941)             (2,169)              0             (18,751)

-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0

-----------------------------------------------  ----------------------------------  ----------------------------------
In excess of net investment income
    Institutional Class                                     (57)                (57)              0                   0

-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0

-----------------------------------------------  ----------------------------------  ----------------------------------
From net realized capital gains
    Institutional Class                                       0              (1,299)              0              (2,945)

-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0

-----------------------------------------------  ----------------------------------  ----------------------------------
In excess of net realized capital gains
    Institutional Class                                       0                (302)              0             (16,600)

-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0

-----------------------------------------------  ----------------------------------  ----------------------------------
Tax basis return of capital
    Institutional Class                                       0                   0         (20,915)                  0
-----------------------------------------------  ----------------------------------  ----------------------------------

    Administrative Class                                      0                   0               0                   0
-----------------------------------------------  ----------------------------------  ----------------------------------

Total Distributions                                      (1,998)             (3,827)        (20,915)            (38,296)
-----------------------------------------------  ----------------------------------  ----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                                  21,532               8,042          60,501             435,636
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0
-----------------------------------------------  ----------------------------------  ----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                   1,200               2,769          17,186              34,479
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0
-----------------------------------------------  ----------------------------------  ----------------------------------
Cost of shares redeemed
    Institutional Class                                 (16,087)             (4,759)       (308,800)           (126,878)
-----------------------------------------------  ----------------------------------  ----------------------------------
    Administrative Class                                      0                   0               0                   0
-----------------------------------------------  ----------------------------------  ----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                          6,645               6,052        (231,113)            343,237
-----------------------------------------------  ----------------------------------  ----------------------------------

Total Increase (Decrease) in Net Assets                   6,371               3,032        (265,821)            319,626
-----------------------------------------------  ----------------------------------  ----------------------------------

Net Assets
Beginning of period                                      25,978              22,946         498,521             178,895
-----------------------------------------------  ----------------------------------  ----------------------------------
End of period *                                  $       32,349      $       25,978  $      232,700      $      498,521
-----------------------------------------------  ----------------------------------  ----------------------------------

*Including net undistributed
  (overdistributed) investment income of:        $         (122)     $          (57) $      (5,995)      $          137
-----------------------------------------------  ----------------------------------  ----------------------------------

See Notes to Financial Statements

(a) From commencement on November 23, 1993
(b) From commencement on May 14, 1993

                                                 ------------------------------------   ----------------------------------
$ in thousands                                                 Global                               High Yield
                                                 ------------------------------------   ----------------------------------
                                                         Year or Period Ended                       Year Ended
Increase (Decrease) in Net Assets from:          March 31, 1995    March 31, 1994 (a)   March 31, 1995      March 31, 1994
Operations
Net investment income                            $        3,239           $       450   $       28,015      $        9,032
-----------------------------------------------  ------------------------------------   ----------------------------------
Net realized gain (loss)                                  1,494                  (344)          (4,049)              3,023
-----------------------------------------------  ------------------------------------   ----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                           525                  (155)           2,745              (7,022)
-----------------------------------------------  ------------------------------------   ----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                     692                  (168)              22                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                   603                   (20)               0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Net increase (decrease) resulting from
  operations                                              6,553                  (237)          26,733               5,033
-----------------------------------------------  ------------------------------------   ----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                  (3,206)                 (450)         (28,199)             (8,847)
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0               (1)                  0
-----------------------------------------------  ------------------------------------   ----------------------------------
In excess of net investment income
    Institutional Class                                  (2,548)                    0             (530)                  0
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
From net realized capital gains
    Institutional Class                                       0                     0                0              (1,111)
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
In excess of net realized capital gains
    Institutional Class                                       0                     0              (49)                  0
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Tax basis return of capital
    Institutional Class                                       0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------

Total Distributions                                      (5,754)                 (450)         (28,779)             (9,958)
-----------------------------------------------  ------------------------------------   ----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                                  43,231                45,150          220,498             211,788
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0               39                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                   5,606                   440           27,208               9,532
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                1                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Cost of shares redeemed
    Institutional Class                                 (13,645)               (4,418)        (129,324)            (20,488)
-----------------------------------------------  ------------------------------------   ----------------------------------
    Administrative Class                                      0                     0                0                   0
-----------------------------------------------  ------------------------------------   ----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                         35,192                41,172          118,421             200,832
-----------------------------------------------  ------------------------------------   ----------------------------------

Total Increase (Decrease) in Net Assets                  35,991                40,485          116,375             195,907
-----------------------------------------------  ------------------------------------   ----------------------------------

Net Assets
Beginning of period                                      40,485                     0          219,976              24,069
-----------------------------------------------  ------------------------------------   ----------------------------------
End of period *                                  $       76,476           $    40,485   $      336,351      $      219,976
-----------------------------------------------  ------------------------------------   ----------------------------------

*Including net undistributed
  (overdistributed) investment income of:        $        1,199           $       (33)  $        1,534      $          185
-----------------------------------------------  ------------------------------------   ----------------------------------

                                                 ----------------------------------    ----------------------------------
$ in thousands                                              Growth Stock                          StocksPLUS
                                                 ----------------------------------    ----------------------------------
                                                             Year Ended                       Year or Period Ended
Increase (Decrease) in Net Assets from:          March 31, 1995      March 31, 1994    March 31, 1995  March 31, 1994 (b)
Operations
Net investment income                            $          270      $          319    $        2,841         $       303
-----------------------------------------------  ----------------------------------    ----------------------------------
Net realized gain (loss)                                    938               1,028               858                  49
-----------------------------------------------  ----------------------------------    ----------------------------------
Net change in unrealized appreciation
    (depreciation) on investments                           600              (1,194)               66                 (53)
-----------------------------------------------  ----------------------------------    ----------------------------------
Net change in unrealized appreciation
    (depreciation) on futures contracts
    and written options                                      27                 (27)            1,397                (470)
-----------------------------------------------  ----------------------------------    ----------------------------------
Net change in unrealized appreciation
    (depreciation) on translation of
    assets and liabilities denominated
    in foreign currencies                                     0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
Net increase (decrease) resulting from
  operations                                              1,835                 126             5,162                (171)
-----------------------------------------------  ----------------------------------    ----------------------------------

Distributions to Shareholders
From net investment income
    Institutional Class                                    (270)               (319)           (2,257)               (303)
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
In excess of net investment income
    Institutional Class                                       0                   0                 0                  (7)
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
From net realized capital gains
    Institutional Class                                  (1,056)             (1,175)                0                 (49)
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
In excess of net realized capital gains
    Institutional Class                                       0                   0                 0                (237)
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
Tax basis return of capital
    Institutional Class                                       0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------

Total Distributions                                      (1,326)             (1,494)           (2,257)               (596)
-----------------------------------------------  ----------------------------------    ----------------------------------

Fund Share Transactions
Receipts for shares sold
    Institutional Class                                     954               2,055            28,147              19,771
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
Issued as reinvestment of distributions
    Institutional Class                                   1,314               1,493             2,257                 590
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
Cost of shares redeemed
    Institutional Class                                  (9,861)             (2,574)           (1,136)             (5,269)
-----------------------------------------------  ----------------------------------    ----------------------------------
    Administrative Class                                      0                   0                 0                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
Net increase (decrease) resulting
    from Fund share transactions                         (7,593)                974            29,268              15,092
-----------------------------------------------  ----------------------------------    ----------------------------------

Total Increase (Decrease) in Net Assets                  (7,084)               (394)           32,173              14,325
-----------------------------------------------  ----------------------------------    ----------------------------------

Net Assets
Beginning of period                                      22,513              22,907            14,325                   0
-----------------------------------------------  ----------------------------------    ----------------------------------
End of period *                                  $       15,429      $       22,513    $       46,498         $    14,325
-----------------------------------------------  ----------------------------------    ----------------------------------

*Including net undistributed
  (overdistributed) investment income of:        $            0      $            0    $        1,176         $        (7)
-----------------------------------------------  ----------------------------------    ----------------------------------

FINANCIAL HIGHLIGHTS

                                 ------------  ----------  --------------  ------------  ----------  -------------  -------------
Selected Per Share Data for        Net Asset                Net Realized   Total Income   Dividends   Dividends in  Distributions
the Year or Period Ended:           Value          Net     and Unrealized      from       from Net   Excess of Net    from Net
                                 Beginning of  Investment  Gain (Loss) on   Investment   Investment   Investment      Realized
                                    Period       Income     Investments     Operations     Income       Income      Capital Gains
                                 ------------  ----------  --------------  ------------  ----------  -------------  -------------
Total Return Fund
 Institutional Class
   03/31/95                      $      10.25  $     0.64  $       (0.24)  $       0.40  $   (0.56)  $      (0.05)  $        0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/94                             10.91        0.68          (0.16)          0.52      (0.71)         (0.15)          (0.30)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/93                             10.46        0.76           0.76           1.52      (0.76)          0.00           (0.31)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/92                             10.15        0.86           0.60           1.46      (0.86)          0.00           (0.29)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/91                              9.77        0.90           0.39           1.29      (0.90)          0.00           (0.01)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
 Administrative Class
   09/07/94 - 03/31/95                  10.00        0.31           0.06           0.37      (0.32)         (0.03)           0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Total Return Fund III
   03/31/95                      $       9.18  $     0.59  $       (0.16)  $       0.43  $   (0.52)  $      (0.02)  $        0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/94                              9.81        0.59          (0.03)          0.56      (0.66)         (0.12)          (0.20)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/93                             10.31        0.64           0.75           1.39      (0.64)          0.00           (1.25)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   05/01/91 - 03/31/92                  10.00        0.63           0.58           1.21      (0.63)          0.00           (0.27)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Low Duration Fund
 Institutional Class
   03/31/95                      $      10.04  $     0.65  $       (0.30)  $       0.35  $   (0.54)  $       0.00   $        0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/94                             10.30        0.62          (0.16)          0.46      (0.64)         (0.03)          (0.05)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/93                             10.20        0.75           0.22           0.97      (0.74)          0.00           (0.13)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/92                             10.02        0.83           0.25           1.08      (0.82)          0.00           (0.08)

-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/91                              9.89        0.89           0.12           1.01      (0.88)          0.00            0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
 Administrative Class
   12/31/94 - 03/31/95                   9.67        0.18           0.07           0.25      (0.14)          0.00            0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Low Duration Fund II
   03/31/95                      $       9.94  $     0.62  $       (0.16)  $       0.46  $   (0.58)  $      (0.03)  $        0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/94                             10.25        0.60          (0.28)          0.32      (0.58)          0.00           (0.05)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/93                             10.04        0.63           0.25           0.88      (0.64)          0.00           (0.03)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   11/01/91 - 03/31/92                  10.00        0.28           0.03           0.31      (0.27)          0.00            0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Short-Term Fund
   03/31/95                      $       9.92  $     0.56  $       (0.13)  $       0.43  $   (0.55)  $      (0.01)  $        0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/94                             10.03        0.48          (0.12)          0.36      (0.47)          0.00            0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/93                             10.01        0.37           0.02           0.39      (0.37)          0.00            0.00

-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/92                             10.02        0.55           0.00           0.55      (0.55)          0.00           (0.01)
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
   03/31/91                              9.99        0.77           0.04           0.81      (0.78)          0.00            0.00
-------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

+  Annualized

See Notes to Financial Statements


                                 --------------   ----------  --------------   ------------    ------------
Selected Per Share Data for      Distributions
the Year or Period Ended:        in Excess of     Tax Basis      Total           Net Asset
                                 Net Realized     Return of   Distributions    Value End of    Total Return
                                 Capital Gains     Capital                        Period
                                 --------------   ----------  --------------   ------------    ------------
Total Return Fund
 Institutional Class
   03/31/95                      $        0.00    $   (0.02)  $       (0.63)   $      10.02        4.22%
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/94                              (0.02)        0.00           (1.18)          10.25        4.55
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/93                               0.00         0.00           (1.07)          10.91       15.29
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/92                               0.00         0.00           (1.15)          10.46       14.90
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/91                               0.00         0.00           (0.91)          10.15       13.74
-------------------------------  --------------   ----------  --------------   ------------    ------------
 Administrative Class
   09/07/94 - 03/31/95                    0.00        (0.01)          (0.36)          10.01        3.76
-------------------------------  --------------   ----------  --------------   ------------    ------------

Total Return Fund III
   03/31/95                      $        0.00    $   (0.08)  $       (0.62)   $       8.99        4.92%
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/94                              (0.21)        0.00           (1.19)           9.18        5.64
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/93                               0.00         0.00           (1.89)           9.81       14.47
-------------------------------  --------------   ----------  --------------   ------------    ------------
   05/01/91 - 03/31/92                    0.00         0.00           (0.90)          10.31       13.61 +
-------------------------------  --------------   ----------  --------------   ------------    ------------

Low Duration Fund
 Institutional Class
   03/31/95                      $        0.00    $   (0.09)  $       (0.63)   $       9.76        3.60%
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/94                               0.00         0.00           (0.72)          10.04        4.56
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/93                               0.00         0.00           (0.87)          10.30        9.91
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/92                               0.00         0.00           (0.90)          10.20       11.30
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/91                               0.00         0.00           (0.88)          10.02       10.60
-------------------------------  --------------   ----------  --------------   ------------    ------------
 Administrative Class
   12/31/94 - 03/31/95                    0.00        (0.02)          (0.16)           9.76        2.53
-------------------------------  --------------   ----------  --------------   ------------    ------------

Low Duration Fund II
   03/31/95                      $        0.00    $   (0.02)  $       (0.63)   $       9.77        4.80%
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/94                               0.00         0.00           (0.63)           9.94        3.15
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/93                               0.00         0.00           (0.67)          10.25        8.95
-------------------------------  --------------   ----------  --------------   ------------    ------------
   11/01/91 - 03/31/92                    0.00         0.00           (0.27)          10.04        7.72 +
-------------------------------  --------------   ----------  --------------   ------------    ------------

Short-Term Fund
   03/31/95                      $        0.00    $    0.00   $       (0.56)   $       9.79        4.46%
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/94                               0.00         0.00           (0.47)           9.92        3.66
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/93                               0.00         0.00           (0.37)          10.03        3.94
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/92                               0.00         0.00           (0.56)          10.01        5.66
-------------------------------  --------------   ----------  --------------   ------------    ------------
   03/31/91                               0.00         0.00           (0.78)          10.02        8.44
-------------------------------  --------------   ----------  --------------   ------------    ------------



                                 -------------  -----------  ------------  ---------
Selected Per Share Data for                                  Ratio of Net
the Year or Period Ended:         Net Assets     Ratio of     Investment   Portfolio
                                 End of Period  Expenses to    Income to   Turnover
                                    (000's)     Average Net   Average Net    Rate
                                                  Assets        Assets
                                 -------------  -----------  ------------  ---------
Total Return Fund
 Institutional Class
   03/31/95                      $   7,239,735      0.41%        6.72%       98.48%
-------------------------------  -------------  -----------  ------------  ---------
   03/31/94                          5,008,160      0.41         6.27       176.74
-------------------------------  -------------  -----------  ------------  ---------
   03/31/93                          3,155,441      0.43         7.07        89.95
-------------------------------  -------------  -----------  ------------  ---------
   03/31/92                          1,813,935      0.46         8.18       110.46
-------------------------------  -------------  -----------  ------------  ---------
   03/31/91                            975,619      0.49         9.10        98.68
-------------------------------  -------------  -----------  ------------  ---------
 Administrative Class
   09/07/94 - 03/31/95                   9,037      0.66 +       6.54 +      98.48
-------------------------------  -------------  -----------  ------------  ---------

Total Return Fund III
   03/31/95                      $      99,497      0.50%        6.95%      156.22%
-------------------------------  -------------  -----------  ------------  ---------
   03/31/94                             97,522      0.50         6.00        95.21
-------------------------------  -------------  -----------  ------------  ---------
   03/31/93                             65,349      0.51         6.06       161.38
-------------------------------  -------------  -----------  ------------  ---------
   05/01/91 - 03/31/92                  47,908      0.60 +       6.75 +     521.14
-------------------------------  -------------  -----------  ------------  ---------

Low Duration Fund
 Institutional Class
   03/31/95                      $   2,332,032      0.41%        6.46%       77.14%
-------------------------------  -------------  -----------  ------------  ---------
   03/31/94                          2,298,255      0.43         6.05        42.69
-------------------------------  -------------  -----------  ------------  ---------
   03/31/93                          1,403,594      0.45         7.21        67.51
-------------------------------  -------------  -----------  ------------  ---------
   03/31/92                            906,650      0.50         8.08        37.21
-------------------------------  -------------  -----------  ------------  ---------
   03/31/91                            516,325      0.57         8.97        44.31
-------------------------------  -------------  -----------  ------------  ---------
 Administrative Class
   12/31/94 - 03/31/95                     771      0.66 +       6.93 +      77.14
-------------------------------  -------------  -----------  ------------  ---------

Low Duration Fund II
   03/31/95                      $     170,866      0.47%        6.35%      102.43%
-------------------------------  -------------  -----------  ------------  ---------
   03/31/94                            141,411      0.50         5.73        53.78
-------------------------------  -------------  -----------  ------------  ---------
   03/31/93                            101,025      0.50         6.16        95.33
-------------------------------  -------------  -----------  ------------  ---------
   11/01/91 - 03/31/92                  31,027      0.51 +       6.80 +      12.57
-------------------------------  -------------  -----------  ------------  ---------

Short-Term Fund
   03/31/95                      $      90,114      0.50%        5.67%       79.30%
-------------------------------  -------------  -----------  ------------  ---------
   03/31/94                             73,176      0.50         4.87        45.81
-------------------------------  -------------  -----------  ------------  ---------
   03/31/93                             46,905      0.50         3.67        54.50
-------------------------------  -------------  -----------  ------------  ---------
   03/31/92                              4,172      0.50         5.52        94.62
-------------------------------  -------------  -----------  ------------  ---------
   03/31/91                             44,820      0.50         7.83       115.26
-------------------------------  -------------  -----------  ------------  ---------

FINANCIAL HIGHLIGHTS


                             ------------  ----------  --------------  -----------    ----------   -------------   ------------
Selected Per Share Data for   Net Asset                 Net Realized   Total Income   Dividends    Dividends in    Distributions
the Year or Period Ended:       Value         Net      and Unrealized      from        from Net    Excess of Net     from Net
                             Beginning of  Investment  Gain (Loss) on   Investment    Investment    Investment       Realized
                               Period        Income     Investments     Operations      Income        Income       Capital Gains
                             ------------  ----------  --------------  -----------    ----------   -------------   ------------
Long-Term U.S. Gov't Fund
    03/31/95                 $       9.96  $     0.60  $    (0.09)     $      0.51    $   (0.60)   $   (0.02)      $   0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/94                        11.36        0.62       (0.06)            0.56        (1.05)       (0.04)         (0.70)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/93                        10.82        0.70        1.66             2.36        (0.70)       0.00          (1.12)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    07/01/91 - 03/31/92             10.00        0.64        0.85             1.49        (0.64)       0.00          (0.03)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

Foreign Fund
    03/31/95                 $      10.18  $     0.38  $    (0.57)     $     (0.19)   $    (0.00)  $    0.00       $   0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/94                        10.34        0.55        0.27             0.82         (0.55)       0.00          (0.06)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    12/03/92 - 03/31/93             10.00        0.16        0.34             0.50         (0.16)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

Global Fund
    03/31/95                 $       9.85  $     0.69  $    (0.14)     $      0.55    $    (0.29)  $   (0.24)      $   0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    11/23/93 - 03/31/94             10.00        0.16       (0.15)            0.01         (0.16)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

High Yield Fund
  Institutional Class
    03/31/95                 $      10.52  $     0.99  $    (0.12)     $      0.87    $    (0.95)  $   (0.02)     $    0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/94                        10.41        0.90        0.18             1.08         (0.90)       0.00          (0.07)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    12/16/92 - 03/31/93             10.00        0.24        0.41             0.65         (0.24)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
  Administrative Class
    01/16/95 - 03/31/95             10.14        0.23        0.25             0.48         (0.21)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

Growth Stock Fund
    03/31/95                 $      13.51  $     0.20  $     1.14      $      1.34    $    (0.23)  $    0.00      $   (0.91)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/94                        14.35        0.19       (0.11)            0.08         (0.19)       0.00          (0.73)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/93                        13.21        0.20        1.31             1.51         (0.20)       0.00          (0.17)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/92                        11.93        0.23        1.28             1.51         (0.23)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    03/31/91                        10.47        0.31        1.45             1.76         (0.30)       0.00           0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

StocksPLUS Fund
    03/31/95                 $       9.52  $     1.03  $     0.69      $      1.72    $    (0.76)  $    0.00      $    0.00
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------
    05/14/93 - 03/31/94             10.00        0.34        0.10             0.44         (0.34)      (0.01)         (0.10)
---------------------------  ------------  ----------  --------------  -----------    ----------   -------------   ------------

+  Annualized

See Notes to Financial Statements


                             ------------   --------- -------------  ------------  ------------  -------------
Selected Per Share Data for  Distributions
the Year or Period Ended:    in Excess of   Tax Basis     Total        Net Asset                  Net Assets
                             Net Realized   Return of Distributions  Value End of  Total Return  End of Period
                             Capital Gains   Capital                    Period                     (000's)
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
Long-Term U.S. Gov't Fund
    03/31/95                 $       0.00   $   0.00  $      (0.62)  $       9.85      5.50%     $      32,349
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/94                        (0.17)      0.00         (1.96)          9.96      4.13             25,978
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/93                         0.00       0.00         (1.82)         11.36     23.42             22,946
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    07/01/91 - 03/31/92              0.00       0.00         (0.67)         10.82     20.57 +           15,900
---------------------------  ------------   --------- -------------  ------------  ------------  -------------

Foreign Fund
    03/31/95                 $       0.00   $  (0.61) $      (0.61)  $       9.38     (1.85)%    $     232,700
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/94                        (0.37)      0.00         (0.98)         10.18      7.79            498,521
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    12/03/92 - 03/31/93              0.00       0.00         (0.16)         10.34     16.23 +          178,895
---------------------------  ------------   --------- -------------  ------------  ------------  -------------

Global Fund
    03/31/95                 $       0.00   $   0.00  $      (0.53)  $       9.87     10.35%     $      76,476
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    11/23/93 - 03/31/94              0.00       0.00         (0.16)          9.85      0.08             40,485
---------------------------  ------------   --------- -------------  ------------  ------------  -------------

High Yield Fund
  Institutional Class
    03/31/95                 $       0.00   $   0.00  $      (0.97)  $      10.42      8.81%     $     336,310
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/94                         0.00       0.00         (0.97)         10.52     10.65            219,976
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    12/16/92 - 03/31/93              0.00       0.00         (0.24)         10.41     24.43 +           24,069
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
  Administrative Class
    01/16/95 - 03/31/95              0.00       0.00         (0.21)         10.41      4.66                 41
---------------------------  ------------   --------- -------------  ------------  ------------  -------------

Growth Stock Fund
    03/31/95                 $       0.00   $   0.00  $      (1.14)  $      13.71     10.65%     $      15,429
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/94                         0.00       0.00         (0.92)         13.51     (0.48)            22,513
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/93                         0.00       0.00         (0.37)         14.35     11.51             22,907
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/92                         0.00       0.00         (0.23)         13.21     12.87             15,590
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    03/31/91                         0.00       0.00         (0.30)         11.93     17.14              4,550
---------------------------  ------------   --------- -------------  ------------  ------------  -------------

StocksPLUS Fund
    03/31/95                 $       0.00   $   0.00  $      (0.76)  $      10.48     18.64%     $      46,498
---------------------------  ------------   --------- -------------  ------------  ------------  -------------
    05/14/93 - 03/31/94             (0.47)      0.00         (0.92)          9.52      1.55             14,330
---------------------------  ------------   --------- -------------  ------------  ------------  -------------



                             -----------   ------------   ---------
Selected Per Share Data for                Ratio of Net
the Year or Period Ended:      Ratio of     Investment
                             Expenses to     Income to    Portfolio
                             Average Net    Average Net   Turnover
                               Assets         Assets        Rate
                             -----------   ------------   ---------
Long-Term U.S. Gov't Fund
    03/31/95                    0.50%          6.62%        88.92%
---------------------------  -----------   ------------   ---------
    03/31/94                    0.50           5.37         97.67
---------------------------  -----------   ------------   ---------
    03/31/93                    0.50           6.16        320.08
---------------------------  -----------   ------------   ---------
    07/01/91 - 03/31/92         0.50 +         7.91 +      427.81
---------------------------  -----------   ------------   ---------

Foreign Fund
    03/31/95                    0.47%          6.44%       345.26%
---------------------------  -----------   ------------   ---------
    03/31/94                    0.54           5.12        260.34
---------------------------  -----------   ------------   ---------
    12/03/92 - 03/31/93         0.65 +         4.97 +      122.55
---------------------------  -----------   ------------   ---------

Global Fund
    03/31/95                    0.64%          5.59%       490.69%
---------------------------  -----------   ------------   ---------
    11/23/93 - 03/31/94         0.50 +         4.55 +      132.41
---------------------------  -----------   ------------   ---------

High Yield Fund
  Institutional Class
    03/31/95                    0.48%          9.37%        77.60%
---------------------------  -----------   ------------   ---------
    03/31/94                    0.50           8.40        112.40
---------------------------  -----------   ------------   ---------
    12/16/92 - 03/31/93         0.50 +         8.24 +       29.74
---------------------------  -----------   ------------   ---------
  Administrative Class
    01/16/95 - 03/31/95         0.73 +        10.12 +       77.60
---------------------------  -----------   ------------   ---------

Growth Stock Fund
    03/31/95                    0.50%          1.43%        89.98%
---------------------------  -----------   ------------   ---------
    03/31/94                    0.50           1.39         81.36
---------------------------  -----------   ------------   ---------
    03/31/93                    0.53           1.53         63.91
---------------------------  -----------   ------------   ---------
    03/31/92                    0.60           2.02         64.63
---------------------------  -----------   ------------   ---------
    03/31/91                    0.60           2.93         93.22
---------------------------  -----------   ------------   ---------

StocksPLUS Fund
    03/31/95                    0.50%         11.89%       176.98%
---------------------------  -----------   ------------   ---------
    05/14/93 - 03/31/94         0.50 +         4.00 +       33.29
---------------------------  -----------   ------------   ---------

SCHEDULE OF INVESTMENTS

Total Return Fund
March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                              U.S. Treasury Obligations     5.4%
                                                 Short-Term Instruments     7.2%
                                             Mortgage-Backed Securities    48.5%
                                              Corporate Bonds and Notes    37.0%
                                                                  Other     3.1%

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 37.0%
--------------------------------------------------------------------------------
Banking and Finance - 17.8%
American General Financial Corp.
      8.125% due 04/19/95                          $      500        $      500
      8.100% due 08/15/95                               1,000             1,005
Associates Corp. of North America
      4.500% due 02/15/96                                 250               245
      6.875% due 01/15/97                               1,000               994
      6.125% due 02/01/98                                 300               291
      8.800% due 08/01/98                                 400               416
AT&T Capital Corp.
      6.300% due 07/30/96                              17,500            17,399
      6.990% due 10/04/96                               5,000             5,012
Bancomer
      8.000% due 07/07/98                               3,000             2,029
      8.000% due 07/07/98                               4,000             2,705
Banesto
      7.900% due 12/28/95 (d)                          63,000            63,000
      8.250% due 07/28/02                              28,900            28,467
Bankers Trust
      7.250% due 11/01/96                                 300               299
      8.000% due 03/15/97                                 250               253
Banponce Corp.
      8.170% due 12/09/96                              25,000            25,311
      6.688% due 03/19/97 (d)                          25,000            25,001
      8.040% due 11/24/97                               9,000             9,079
Canadian Pacific Securities Ltd.
      9.450% due 08/01/21                               2,750             3,055
Capital One Bank
      6.250% due 12/05/95 (d)                          20,000            19,956
      7.375% due 07/11/96 (d)                          12,000            12,007
Chemical Banking Corp.
      6.663% due 06/08/95 (d)                             400               400
Chrysler Financial Corp.
      8.300% due 10/04/95                              20,625            20,741
      8.125% due 12/15/96                              13,000            13,176
     10.340% due 05/15/08                               1,000             1,033
      5.330% due 08/01/08 (d)                           8,875             8,831
Citicorp
      5.700% due 02/12/96                               5,100             5,047
      8.750% due 11/01/96                               5,000             5,074
      6.875% due 07/10/97 (d)                           6,000             5,720
      8.750% due 02/15/98                               9,000             9,290
      6.375% due 05/29/98 (d)                          21,600            21,357
      6.500% due 05/01/04 (d)                           3,938             3,940
Commercial Credit Group, Inc.
      8.375% due 04/15/95                               1,000             1,000
      9.200% due 06/15/95                               1,200             1,206
Continental Bank Corp.
      9.875% due 06/15/96                               6,000             6,165
Coso Funding
      7.220% due 06/30/95                              10,000             9,813
Discover Credit Corp.
      6.526% due 06/05/95 (d)                           2,500             2,502
      6.526% due 06/30/95 (d)                           2,500             2,502
      6.526% due 07/10/95 (d)                           4,000             4,005
      6.576% due 07/24/95 (d)                           2,000             2,001
      8.940% due 06/27/96                               4,500             4,586
      8.730% due 08/15/96                              22,110            22,538
Dow Capital
      8.250% due 02/15/96                              12,250            12,392
European Investment Bank
     13.000% due 08/31/96                                 167               177
Farmers Group, Inc.
      8.250% due 07/15/96                                 500               506
First Chicago Corp.
      8.200% due 11/15/96                               5,000             5,084
First Fidelity Bancorp
      9.750% due 05/25/95                              20,215            20,290
First Interstate Bancorp
     12.750% due 05/01/97                               1,250             1,368
      6.813% due 06/25/97 (d)                           5,000             5,013
First Security Bank
      7.450% due 11/15/96                              34,000            33,904
First Union Corp.
      5.950% due 07/01/95                              19,250            19,226
Ford Capital
      9.125% due 04/08/96                               3,250             3,315
Ford Motor Credit Co.
      7.050% due 06/17/96                                 200               200
      9.350% due 05/14/97                               1,000             1,039
      7.270% due 11/09/98 (d)                             250               248
General Electric Capital Corp.
      5.250% due 11/15/95                                 525               521
      8.670% due 12/15/95                               1,000             1,014
      8.300% due 09/20/09                                 150               159
General Motors Acceptance Corp.
      8.600% due 04/05/95                              10,400            10,407
      8.500% due 04/10/95                               8,575             8,577
      6.950% due 04/10/95                               2,000             2,000
      7.050% due 04/13/95                               5,560             5,562
      9.450% due 05/18/95                               1,500             1,507
      6.600% due 06/02/95                               6,050             6,056
      6.650% due 06/05/95                               6,300             6,301
      5.150% due 06/05/95                              10,000             9,977
      6.450% due 06/19/95                               2,255             2,254
      6.300% due 06/23/95                               3,900             3,903
      8.550% due 07/03/95                               5,000             5,029
      8.750% due 08/01/95                               4,535             4,563
      8.400% due 08/10/95                               1,000             1,007
      5.300% due 09/08/95                               4,000             3,977
      7.500% due 10/15/95                              24,900            24,984
      4.600% due 10/18/95                               1,000               989
      4.750% due 12/01/95                              23,000            22,685
      7.300% due 12/18/95                               1,500             1,505
      4.875% due 01/11/96                              20,000            19,696
      8.750% due 02/01/96                              12,000            12,169
      8.650% due 04/12/96                               3,000             3,046
      6.050% due 04/19/96                              25,000            24,747
      6.750% due 05/20/96                              30,000            29,891
      7.750% due 07/18/96                               5,000             5,038
      6.438% due 08/30/96 (d)                          19,500            19,506
      8.000% due 10/01/96                               1,000             1,010
      6.800% due 10/15/96 (d)                          36,000            36,250
      7.875% due 11/05/96                                 250               252
      7.875% due 03/04/97                                 250               254
      6.700% due 04/15/97                               4,100             4,048
      7.100% due 07/01/97                               1,700             1,686
      7.850% due 11/17/97                               1,000             1,009
Georgia Pacific Credit Corp.
      9.850% due 06/15/97                               1,000             1,046
Goldman Sachs
      5.000% due 08/23/96                               2,000             1,944
Great Western Bank
      8.625% due 12/01/98                               3,000             3,067
     10.500% due 05/30/00                                 500               538
     10.250% due 06/15/00                               5,500             5,922
Heller Financial
      6.450% due 02/15/97                               2,275             2,257
Home Savings of America
     10.500% due 06/12/97                               2,300             2,370
Huntington Bank
      7.750% due 07/19/96                              50,000            50,501
IBM Credit Corp.
      4.700% due 08/01/95                               1,035             1,029

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Inter-American Development Bank
      8.875% due 06/01/09                          $      200        $      224
ITT Hartford
      7.250% due 12/01/96                                 500               498
Japanese Finance Corp.
      9.875% due 02/23/96                               1,000             1,024
Keycorp
      8.550% due 05/30/95                               2,500             2,511
Manufacturer's Hanover Corp.
      8.125% due 01/15/97                                 417               422
Maritrans Capital Corp.
      9.250% due 04/01/07                               1,000               853
Mellon Financial
      6.125% due 11/15/95                              20,000            19,946
Merrill Lynch & Co.
      8.600% due 07/08/95                                 400               402
      7.813% due 12/15/95 (d)                          26,000            25,968
      7.813% due 12/18/95 (d)                          30,000            30,197
      7.350% due 02/26/96 (d)                             500               490
      4.750% due 06/24/96                                 450               437
Morgan Guarantee
      0.000% due 02/22/96 (f)                             500               463
Morgan Stanley Group
      7.790% due 02/03/97                              21,000            21,146
Nationsbank Corp.
      5.375% due 12/01/95                                 350               347
NCNB Corp.
      8.500% due 11/01/96                               1,000             1,018
     10.500% due 03/15/99                               5,000             5,157
Northern Trust
      9.000% due 05/15/98                                 100               104
Norwest Financial, Inc.
      7.250% due 11/01/95                                 600               602
      4.970% due 10/29/96                                 300               290
      6.500% due 11/15/97                               1,500             1,473
PaineWebber, Inc.
      9.625% due 05/01/95                              48,315            48,366
Saferco
      9.420% due 05/31/96                                 600               616
      9.460% due 05/31/99                               1,000             1,067
      9.590% due 05/31/01                               3,000             3,278
Salomon, Inc.
      5.752% due 04/24/95 (d)                          10,000             9,994
      8.700% due 06/15/95                               5,000             5,017
      9.000% due 07/01/95                              10,000            10,046
      4.880% due 08/01/95                              10,000             9,936
      6.020% due 08/07/95                              50,000            49,837
      6.010% due 08/07/95                              50,000            49,835
      6.763% due 09/29/95 (d)                          20,000            19,987
      6.540% due 12/01/95                               4,000             3,979
      6.825% due 01/19/96 (d)                          10,400            10,406
      6.445% due 02/23/96 (d)                           9,930             9,899
      7.400% due 03/28/96                              40,000            39,946
      7.190% due 08/06/96 (d)                           9,000             8,953
      6.995% due 10/23/96 (d)                           5,560             5,411
      6.870% due 11/21/96 (d)                          19,000            19,054
      7.500% due 06/15/99                               3,000             3,004
Security Pacific Corp.
      6.188% due 08/15/96 (d)                           4,500             4,478
Shearson Lehman
      4.601% due 07/22/96                               8,000             7,725
Signet Banking Corp.
      9.625% due 06/01/99                               6,500             6,878
      6.438% due 05/15/97 (d)                           1,000             1,008
      6.438% due 04/15/98 (d)                           1,000             1,000
SKW Realty L.P.
      9.050% due 04/15/04                               1,000               993
Tenneco Credit Corp.
      9.250% due 11/01/96                               4,500             4,623
Texaco Capital
      7.875% due 05/01/95                                 400               401
Transamerica Financial
      7.424% due 04/20/99 (d)                             500               489
USLife Corp.
      6.750% due 01/15/98                                 100                98
Wells Fargo & Co.
      5.610% due 08/18/95                                 500               498
Xerox Credit Corp.
      5.375% due 07/15/95                              14,625            14,595
      6.250% due 01/15/96                                 150               150
     10.125% due 04/15/99                               1,500             1,545
                                                                     ----------
                                                                      1,287,650
                                                                     ----------
Industrials - 15.2%

American Airlines Equipment Trust
     10.210% due 01/01/10                               6,500             7,381
      9.730% due 09/29/14                                 275               285
American Home Products
      6.875% due 04/15/97                                 900               893
AMR Corp.
      6.250% due 07/01/95                               9,790             9,765
      7.313% due 11/15/95 (d)                          52,950            53,123
      9.760% due 01/11/96                               4,000             4,053
      7.470% due 01/28/97                               6,500             6,401
      7.750% due 12/01/97                               8,000             7,956
      9.500% due 07/15/98                               5,500             5,730
      8.050% due 03/05/99                               4,000             3,908
      9.750% due 03/15/00                               7,760             8,023
     10.610% due 01/11/01                               4,000             4,370
     10.570% due 01/15/01                               3,000             3,210
     10.590% due 01/31/01                               3,000             3,213
     10.000% due 02/01/01                               2,000             2,137
     10.000% due 03/07/01                               1,500             1,568
      9.400% due 05/08/01                               3,000             3,115
      9.500% due 05/15/01                               3,250             3,405
      9.130% due 10/25/01                               2,000             2,010
      8.470% due 02/20/02                               2,000             1,978
      8.500% due 02/26/02                               1,000               991
     10.450% due 03/10/11                               1,000             1,045
     10.400% due 03/10/11                               3,000             3,165
     10.420% due 03/15/11                              12,500            13,207
     10.200% due 03/15/20                               7,130             7,551
     10.150% due 05/15/20                               1,400             1,443
      9.880% due 06/15/20                               6,400             6,507
     10.500% due 03/01/21                               3,500             3,720
     10.375% due 03/15/21                               8,000             8,341
     10.000% due 04/15/21                              32,635            33,562
     10.125% due 06/01/21                               9,200             9,458
      9.750% due 08/15/21                               1,770             1,824
      9.800% due 10/01/21                               3,750             3,787
ANR Pipeline Co.
      9.625% due 11/01/21                               2,500             2,785
Arkla, Inc.
      8.000% due 01/15/97                               1,000             1,000
      9.875% due 04/15/97                              52,050            54,049
      9.320% due 12/15/97                               1,000             1,026
      8.740% due 05/14/98                               3,000             3,015
      9.875% due 02/15/18                               5,000             4,925
Coastal Corp.
      8.750% due 05/15/99                               4,000             4,071
      9.750% due 08/01/03                               1,000             1,079
     11.750% due 06/15/06                              42,050            45,204
Coca-Cola Co.
      7.750% due 02/15/96                                 350               353
Columbia Healthcare
      6.275% due 07/28/97                               2,000             2,000

Total Return Fund
March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Deere & Co.
      8.470% due 03/18/96                          $      400        $      406
Delta Air Lines
      8.250% due 05/15/96                               6,000             6,033
      7.730% due 05/14/97                               8,800             8,740
      9.875% due 05/15/00                               3,250             3,463
      8.250% due 12/27/07                                 500               500
      9.750% due 05/15/21                                 500               507
Delta Air Lines Equipment Trust
     10.500% due 01/02/07                               8,848             9,210
      9.550% due 01/02/08                               7,773             7,822
     10.000% due 06/05/13                              10,828            11,050
Ford Motor Co.
      8.180% due 06/30/96                               2,829             2,958
General Motors Corp.
      8.170% due 01/02/00                               3,879             3,895
      8.950% due 07/02/09                              21,500            22,300
Georgia Gulf Co.
     15.000% due 04/15/00                               9,898             9,947
IBM Corp.
      9.000% due 05/01/98                               8,500             8,516
Maxus Energy Corp.
     10.100% due 10/27/95                               1,100             1,088
Mazda Manufacturing Corp.
     10.500% due 07/01/08                                 152               182
     10.500% due 07/01/08                                 365               437
     10.500% due 07/01/08                                  31                37
     10.500% due 07/01/08                               1,432             1,714
McDermott, Inc.
      9.375% due 03/15/02                               1,000             1,059
Merck & Co.
      7.750% due 05/01/96                               1,000             1,011
News America Holdings Corp.
      8.625% due 02/01/03                                 750               761
     12.000% due 12/15/01                               2,000             2,254
Occidental Petroleum
     10.750% due 05/01/98                               5,000             5,012
     11.750% due 03/15/11                              62,877            68,327
Oryx Energy Co.
     10.375% due 09/15/18                               7,370             7,296
Pepsico, Inc.
      7.875% due 08/15/96                                 250               253
      5.463% due 07/01/98                                 400               378
      7.750% due 10/01/98                                 500               508
Philip Morris Co.
      8.750% due 12/01/96                               5,000             5,114
      9.800% due 12/15/98                               1,747             1,777
Portland General Corp.
      8.880% due 11/28/95                               6,500             6,588
RJR Nabisco
      9.250% due 05/01/95                                 500               501
      8.000% due 01/15/00                               6,500             6,469
      7.625% due 09/01/00                               6,000             5,707
Sears Roebuck & Co.
      6.490% due 06/12/95                               6,000             6,007
      8.570% due 07/10/95                              10,000            10,038
      8.800% due 01/15/96                              20,000            20,225
      6.580% due 07/23/97                                 150               147
      0.000% due 07/12/98                                 610               463
System Energy Resources
     10.500% due 09/01/96                              44,700            46,318
      7.430% due 01/15/11                               5,500             5,143
Texas Instruments
      9.000% due 07/15/99                              14,500            14,804
Time Warner, Inc.
      6.050% due 07/01/95                              10,000             9,900
      7.450% due 02/01/98                               1,000               994
      0.000% due 08/15/02 (f)                         204,026           198,160
      9.150% due 02/01/23                               7,500             7,141
      8.375% due 07/15/33                              63,300            55,603
UAL Equipment Trust
     10.360% due 11/13/12                               7,000             7,591
     10.020% due 03/22/14                               4,500             4,797
     10.125% due 03/22/15                              14,300            14,349
      9.060% due 06/17/15                               5,000             4,952
      9.210% due 01/21/17                               2,000             1,998
Union Pacific Corp.
      8.875% due 03/01/98                               3,000             3,004
United Air Lines
      6.750% due 12/01/97                              11,400            10,890
     10.670% due 05/01/04                              16,050            17,405
     10.250% due 07/15/21                              24,050            24,458
      9.750% due 08/15/21                              10,550            10,273
USX Corp.
      7.063% due 09/18/96 (d)                           8,000             8,025
      6.375% due 07/15/98                              16,200            15,595
      0.000% due 08/09/05                              51,500            23,368
Varity Corp.
     11.375% due 11/15/98                              10,500            11,069
Vons
      6.625% due 05/15/98                              12,500            11,812
Wal-Mart Stores
      8.000% due 05/01/96                                 100               101
                                                                     ----------
                                                                      1,103,082
                                                                     ----------
Utilities - 4.0%

Arkansas Power & Light
     10.370% due 12/22/97                               3,000             3,160
Bell Atlantic Financial
      6.625% due 11/30/97                                 400               392
Carolina Power & Light
      7.900% due 12/27/96                              11,000            11,144
      5.375% due 07/01/98                                 100                94
Central Maine Power Co.
      5.750% due 07/22/96                               9,000             8,779
      4.920% due 07/22/96                               8,000             7,723
      6.250% due 11/01/98                               1,000               927
Chesapeake & Potomac Telephone
      8.000% due 10/15/29                               1,125             1,214
Cleveland Electric Illuminating Co.
      9.800% due 05/15/95                              11,000            11,023
      9.550% due 06/01/95                               4,000             4,009
      9.050% due 08/14/95                               2,000             2,011
      9.375% due 03/01/17                               3,000             2,675
CMS Energy
      0.000% due 10/01/97 (f)                          31,100            28,495
Commonwealth Edison
      6.125% due 05/15/95                               6,000             5,995
      7.000% due 02/15/97                               5,175             5,104
Consumers Power Co.
      8.750% due 02/15/98                               5,550             5,677
CTC Mansfield Funding
     10.250% due 03/30/03                               9,000             8,819
     11.125% due 09/30/16                              90,315            88,960
First PV Funding
      8.950% due 01/15/97                                 373               375
     10.300% due 01/15/14                                 984               984
     10.150% due 01/15/16                              14,360            14,073
Georgia Power
      5.125% due 09/01/95                                 250               249
GTE California
      7.750% due 12/01/98                               1,800             1,801
GTE Northwest
      9.750% due 10/15/30                               1,000             1,073
Hydro-Quebec
     10.750% due 06/15/10                                 900               942
      9.400% due 02/01/21                                 500               541

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
      9.500% due 11/15/30                          $    2,370        $    2,590
New England Power
      6.140% due 02/02/98                                 500               488
Public Service of New Hampshire
     15.230% due 07/01/00                               3,550             4,131
Southern California Edison
      6.125% due 07/15/97                                 500               489
      5.450% due 06/15/98                                 400               377
Texas Gas Transmission Corp.
      9.625% due 07/15/97                               5,400             5,569
Texas-New Mexico Power
     11.250% due 01/15/97                               5,500             5,722
Toledo Edison Co.
      6.125% due 08/01/97                                 200               188
      8.180% due 07/30/02                               1,400             1,236
      8.700% due 09/01/02                              10,000             8,668
      7.850% due 03/31/03                               7,000             5,956
      7.875% due 08/01/04                                 500               424
Transco Energy
      9.500% due 12/01/95                               8,030             8,189
Transcontinental Gas Pipeline
      6.210% due 05/15/00 (d)                           1,000               989
Tucson Electric Power
      8.500% due 10/01/09                               1,000               921
United Telecommunications
     10.450% due 01/01/96                              25,000            26,148
Virginia Electric & Power Co.
      4.500% due 05/01/95                                 797               796
      9.375% due 06/01/98                                 500               528
Wilmington Trust Co. - Tucson Electric
     10.732% due 01/01/13                                 991               909
                                                                     ----------
                                                                        290,557
                                                                     ----------
Total Corporate Bonds and Notes                                       2,681,289
(Cost $2,718,833)                                                    ----------

--------------------------------------------------------------------------------
U. S. Treasury Obligations - 5.4%
--------------------------------------------------------------------------------

U. S. Treasury Bond - 0.0%
      7.250% due 05/15/16                                 600               580

U. S. Treasury Notes - 5.4%
      5.875% due 05/15/95                                 250               250
      4.125% due 06/30/95                                 300               299
      4.625% due 08/15/95                               1,615             1,606
      3.875% due 08/31/95 (c)                          23,720            23,505
      3.875% due 10/31/95 (c)                         267,200           263,693
      4.250% due 11/30/95                              76,400            75,373
      4.000% due 01/31/96                              21,900            21,476
      7.500% due 02/29/96                                 500               504
      7.250% due 08/31/96                                 355               358
      5.500% due 07/31/97                                 500               486
      5.625% due 08/31/97                               1,700             1,654
      6.000% due 11/30/97                                 450               440
      6.375% due 01/15/00                                 390               380
      6.375% due 08/15/02                                 300               286
      5.750% due 08/15/03                                 725               658
                                                                     ----------
                                                                        390,968
                                                                     ----------
Total U. S. Treasury Obligations                                        391,548
(Cost $390,159)                                                      ----------

--------------------------------------------------------------------------------
U. S. Government Agencies - 0.1%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee - Peru
      9.980% due 08/01/08                               1,485             1,508
Federal Home Loan Bank
     10.300% due 07/25/95                                 500               506
      5.375% due 11/27/95                                 500               497
      4.410% due 07/08/96                                 400               386
      8.250% due 11/25/96                                 800               817
      6.320% due 12/04/97                               1,500             1,478
Federal Home Loan Mortgage Corp.
      8.550% due 03/15/96                                   8                 8
      8.125% due 09/30/96                               1,000             1,019
      9.000% due 09/15/08                                  67                67
     10.250% due 03/15/09                                  44                46
Federal National Mortgage Assn.
      8.000% due 07/10/96                                  50                51
                                                                     ----------
Total U. S. Government Agencies                                           6,383
(Cost $6,520)                                                        ----------

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 48.5%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 3.1%
      5.250% due 12/01/98                                  94                91
      5.375% due 04/01/17                                  99                97
      5.805% due 10/01/23 (d)                           3,933             3,935
      6.106% due 10/01/23 (d)                           4,284             4,285
      5.500% due 07/01/00 - 03/01/10 (e)                  260               253
      5.790% due 11/01/23 (d)                           3,350             3,352
      5.546% due 10/01/23 (d)                           7,773             7,614
      6.502% due 09/01/23 (d)                           7,114             7,062
      5.702% due 12/01/23 (d)                          15,358            15,262
      5.600% due 11/01/23 (d)                           4,059             4,041
      5.613% due 11/01/23 (d)                           2,489             2,478
      6.473% due 09/01/23 (d)                          10,113            10,097
      5.671% due 10/01/23 (d)                          13,341            13,088
      5.827% due 08/01/23 (d)                           8,029             8,091
      5.913% due 08/01/23                               4,495             4,497
      5.891% due 09/01/23                              12,355            12,393
      5.929% due 01/01/24 (d)                          11,963            11,941
      5.984% due 07/01/23                               3,530             3,569
      6.057% due 10/01/24 (d)                          41,901            42,176
      6.000% due 12/01/98                                  81                79
      6.153% due 08/01/24 (d)                           7,460             7,484
      6.138% due 09/01/23                              18,081            18,271
      6.250% due 06/01/17                                  68                68
      6.426% due 08/01/24 (d)                          16,090            16,135
      6.500% due 04/01/08 - 01/01/09 (e)                  335               320
      6.629% due 07/01/23 (d)                           7,245             7,250
      7.000% due 12/01/03 - 06/01/10 (e)                  173               168
      7.500% due 05/01/99 - 01/01/17 (e)                1,452             1,422
      7.625% due 01/01/19                                  30                30
      7.750% due 04/01/07                                 131               131
      8.000% due 10/01/07 - 05/01/17 (e)                6,232             6,183
      8.250% due 08/01/07 - 02/01/08 (e)                  232               232
      8.500% due 09/01/01 - 06/01/17 (e)                2,328             2,349
      8.750% due 02/01/01 - 09/01/10 (e)                1,359             1,388
      9.000% due 01/01/02 - 05/01/17 (e)                2,493             2,551
      9.250% due 06/01/09 - 08/01/09 (e)                  303               313
      9.500% due 06/01/02 - 06/01/21 (e)                7,362             7,661
     10.000% due 06/01/04 - 12/01/05 (e)                2,340             2,443
     11.000% due 12/01/99 - 07/01/19 (e)                2,850             3,080
     11.250% due 10/01/09 - 09/01/15 (e)                  269               291
     11.500% due 03/01/00                                  25                27
     12.500% due 07/01/99                                  25                27
     13.250% due 10/01/13                                  88                99
     14.000% due 04/01/16                                  64                71
     15.500% due 08/01/11 - 11/01/11 (e)                   40                46
     16.250% due 05/01/11                                  12                14
                                                                     ----------
                                                                        232,455
                                                                     ----------

Federal Housing Administration - 1.0%
      5.250% due 02/01/03                                 403               364
      7.211% due 12/01/21                               4,426             4,427
      7.375% due 03/01/19 - 07/01/21 (e)                5,561             5,458
      7.399% due 02/01/21                               2,904             2,862

Total Return Fund

March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
      7.430% due 12/01/16 - 05/01/23 (e)           $   56,902        $   56,214
      7.650% due 11/01/18                                 431               422
                                                                     ----------
                                                                         69,747
                                                                     ----------
Federal National Mortgage Association - 3.4%
      3.239% due 07/25/23 (d)                              95                32
      4.336% due 06/01/24 (d)                          28,926            27,611
      4.496% due 09/01/24 (d)                           8,434             8,149
      4.628% due 05/01/24 (d)                          14,966            14,494
      4.750% due 01/01/96                                   8                 8
      5.356% due 07/01/24 (d)                          55,573            55,695
      5.372% due 10/01/24 (d)                           9,845             9,641
      5.531% due 12/01/23 (d)                          14,807            14,858
      5.581% due 12/01/23 (d)                           7,818             7,741
      5.683% due 01/01/24 (d)                          16,600            16,325
      6.000% due 03/01/18 (d)                              85                85
      5.912% due 06/01/24 (d)                           5,310             5,382
      5.930% due 09/01/23 (d)                          13,760            13,900
      6.000% due 03/01/24                               2,761             2,442
      6.207% due 01/01/24 (d)                           3,606             3,590
      6.300% due 10/01/19                               3,765             3,818
      6.500% due 10/01/05 - 04/01/08 (e)                  688               670
      6.862% due 10/01/23 (d)                           8,675             8,840
      6.750% due 08/01/03                               1,261             1,232
      6.952% due 08/01/23 (d)                           5,005             5,119
      7.000% due 04/01/04 - 03/01/08 (e)                1,257             1,228
      7.177% due 05/01/22                               2,547             2,589
      7.250% due 05/01/02 - 01/01/23 (e)               12,568            12,076
      7.750% due 06/01/09                                 296               291
      8.000% due 09/01/01 - 04/01/18 (e)                3,374             3,390
      8.250% due 11/01/04 - 02/01/17 (e)                1,923             1,938
      8.500% due 07/01/99 - 09/01/18 (e)               12,331            12,603
      9.000% due 01/01/99 - 04/01/17 (e)                4,885             5,054
      9.100% due 02/25/02                               2,301             2,353
      9.500% due 03/01/16                                  84                88
      9.750% due 11/01/08                                 242               256
     10.500% due 12/01/16 - 04/01/22 (e)                2,039             2,206
     13.000% due 09/01/13                                 110               124
     13.250% due 09/01/11                                  36                41
     14.500% due 09/01/11 - 01/01/13 (e)                  129               146
     14.750% due 08/01/12 - 11/01/14 (e)                  289               333
     15.500% due 10/01/12                                  45                51
     15.750% due 12/01/11 - 08/01/12 (e)                  130               149
     16.000% due 09/01/12                                  45                51
                                                                     ----------
                                                                        244,599
                                                                     ----------
Government National Mortgage Association - 9.0%
      5.500% due 01/20/23 - 06/20/24 (e)               37,995            36,401
      5.650% due 10/15/12                                  30                27
      6.000% due 10/15/08 - 04/20/24 (e)               42,120            41,426
      6.500% due 10/15/08 - 09/20/24 (e)              299,481           298,165
      7.000% due 10/15/08 - 03/20/25 (e)              178,574           179,749
      7.500% due 08/15/05 - 03/20/25 (e)               37,942            38,480
      8.000% due 08/15/05 - 11/15/17 (e)               38,565            38,653
      8.250% due 08/15/04 - 07/15/08 (e)                1,088             1,105
      8.500% due 06/15/01 - 11/15/22 (e)                1,210             1,236
      8.750% due 03/15/07 - 07/15/07 (e)                  244               250
      9.000% due 09/15/01 - 06/15/22 (e)                5,500             5,705
      9.250% due 10/15/01 - 03/15/06 (e)                  907               940
      9.500% due 04/15/01 - 04/15/20 (e)                3,381             3,552
      9.750% due 08/15/97 - 01/15/21 (e)                1,225             1,294
     10.000% due 06/20/01 - 03/20/20 (e)                2,459             2,638
     10.250% due 05/15/01 - 08/20/14 (e)                   80                85
     10.500% due 06/15/04 - 10/15/15 (e)                  242               258
     10.750% due 08/15/98 - 09/15/98 (e)                   76                79
     11.000% due 05/15/04                                 195               209
     11.250% due 05/15/95 - 03/15/01 (e)                   16                17
     11.500% due 04/15/13 - 05/15/13 (e)                   24                27
     12.000% due 03/20/99 - 03/15/15 (e)                  163               179
     12.500% due 01/15/11                                   8                10
     13.000% due 12/15/12 - 10/15/14 (e)                  116               134
     13.250% due 07/20/14 - 10/20/14 (e)                   54                61
     13.500% due 11/15/12 - 12/15/12 (e)                   19                22
     14.500% due 09/15/12                                  49                57
     15.000% due 09/15/12 - 10/15/12 (e)                   27                31
     16.000% due 01/15/12 - 04/15/12 (e)                   18                22
     17.000% due 11/15/11 - 12/15/11 (e)                  206               247
                                                                     ----------
                                                                        651,059
                                                                     ----------
Collateralized Mortgage Obligations - 19.8%
American Housing
      8.300% due 10/25/15                                  75                76
      9.000% due 01/25/21                               3,475             3,559
American Southwest Financial
     12.250% due 11/01/14                                 138               154
      9.450% due 03/01/15                               2,209             2,256
     12.000% due 05/01/15                               2,717             3,038
     11.400% due 09/01/15                               1,807             1,885
     10.500% due 11/20/15                               2,788             2,819
Bankers Trust
      8.625% due 04/01/18                                 314               320
Bear Stearns
      9.200% due 11/01/18                                  91                94
      7.500% due 09/20/20                               7,605             7,152
      6.813% due 10/25/23 (d)                          13,228            13,236
     10.000% due 08/25/24                              15,018            17,127
Capstead
      8.400% due 01/25/21                              17,870            17,976
      8.750% due 07/25/21                              10,000            10,350
Centex Acceptance Corp.
     11.000% due 11/01/15                                 531               563
Chase Mortgage Financial Corp.
      7.500% due 10/01/23                                 127               126
      9.500% due 04/25/24                               3,390             3,450
      7.000% due 07/25/24                                 253               251
      7.750% due 01/25/25                                 629               630
Citicorp Mortgage
      9.500% due 08/25/05                               5,966             5,719
      8.500% due 04/25/06                                 107               107
      7.000% due 10/01/12                                   8                 8
      9.500% due 04/01/14                                 129               128
     10.000% due 05/25/17                                 916               920
     10.000% due 10/01/17                               8,781             9,058
      9.500% due 01/01/19                               3,613             3,701
      9.500% due 09/25/19                                 250               257
      9.500% due 10/25/19                                 325               339
      8.750% due 03/25/20                                  45                44
      9.500% due 09/25/20                               2,196             2,240
      7.750% due 04/25/21                               1,476             1,466
      6.000% due 08/25/21                               1,037               991
      6.925% due 10/25/22 (d)                          29,876            30,581
CMC Securities Corp.
      6.345% due 09/25/23 (d)                          30,895            30,788
CMO Trust
     10.200% due 02/01/16                               1,231             1,297
      8.800% due 05/25/16                              10,709            11,000
      8.000% due 01/01/17                                 384               381
Collateralized Mortgage Securities Corp.
     11.875% due 04/01/15                               3,452             3,832
     11.450% due 09/01/15                                 107               115
     11.450% due 11/01/15                                 658               734
     10.200% due 04/20/17                                 637               638
      8.000% due 08/20/18                                  34                34
      8.750% due 04/20/19                               1,954             2,002
Drexel Mortgage Funding
      9.500% due 11/20/17                               2,170             2,245

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
      8.500% due 03/15/97                          $      185        $      185
      7.000% due 06/15/97                                 800               797
      4.500% due 11/15/04                               6,396             6,352
     10.750% due 11/30/05                               2,732             2,873
      6.500% due 08/15/06                                 710               667
      4.750% due 09/15/09                                 500               487
      4.750% due 07/15/10                                 400               391
      4.750% due 03/15/12                                 500               477
     11.000% due 11/30/15                               8,389             9,364
      6.210% due 08/15/17                                 345               325
      6.250% due 10/25/17 (d)                          22,291            22,458
      9.500% due 01/15/19                               2,359             2,425
      6.500% due 05/15/19                                 615               573
      8.250% due 05/15/19                               9,529             9,608
      8.500% due 10/15/19                               3,239             3,305
      9.000% due 11/15/19                                 701               707
      8.500% due 01/15/20                               7,330             7,428
      8.500% due 03/15/20                               3,000             3,067
      9.000% due 05/15/20                                 662               671
      9.125% due 06/15/20                               7,369             7,587
      7.800% due 09/15/20                              13,426            13,241
      9.000% due 09/15/20                                 250               259
      5.500% due 10/15/20                                 200               169
      8.750% due 10/15/20                                 500               508
      9.000% due 10/15/20                               9,072             9,374
      9.500% due 11/15/20                              20,426            20,984
      8.750% due 12/15/20                               1,265             1,304
      6.000% due 12/15/20                                 400               342
      9.000% due 12/15/20                               1,317             1,385
      9.000% due 12/15/20                               6,953             7,216
      8.000% due 03/15/21                              16,398            16,254
      8.500% due 06/15/21                              27,477            27,995
      9.000% due 07/15/21                               4,029             4,234
      9.500% due 07/15/21                               5,530             6,171
      6.950% due 07/15/21                                 700               648
      6.950% due 08/15/21                                 185               163
      8.000% due 08/15/21                              23,472            23,245
      9.000% due 11/15/21                               4,938             5,045
      7.500% due 11/15/21                               3,500             3,413
      6.850% due 01/15/22                                 700               638
      7.000% due 07/15/22                                 361               271
      7.250% due 10/25/23 (d)                          23,738            24,065
Federal National Mortgage Assn.
      8.136% due 08/25/07 (d)                             126                82
      7.000% due 02/25/08                               1,189             1,104
     10.500% due 08/25/08                               7,146             8,291
      6.400% due 09/25/14                               1,243             1,212
      8.500% due 10/25/14                                 366               370
     10.000% due 12/25/14                               3,297             3,435
      7.000% due 04/25/15                               2,621             2,579
      7.500% due 08/25/16                              11,900            11,898
      8.350% due 09/25/16                                  99                99
      9.670% due 01/25/17                               1,312             1,360
      9.200% due 12/25/17                               3,370             3,474
      9.300% due 05/25/18                               3,714             3,880
      9.500% due 06/25/18                               1,734             1,829
      5.500% due 07/25/18                                 220               203
      8.500% due 07/25/18                                 700               712
      9.500% due 11/25/18                              10,624            11,705
      7.500% due 01/25/19                               6,001             6,000
      9.500% due 06/25/19                               7,482             7,855
      6.625% due 06/25/19                                 153               149
      8.000% due 10/25/19                              15,550            15,248
      8.800% due 12/25/19                               9,321             9,374
      7.500% due 12/25/19                                 200               191
      9.000% due 12/25/19                              17,613            18,197
      8.500% due 01/25/20                                 140               141
      7.500% due 05/25/20                               8,000             7,640
     10.000% due 06/25/20                               3,210             3,461
      8.000% due 07/25/20                                 350               352
      9.000% due 09/25/20                               5,988             6,251
      8.000% due 12/25/20                                 400               397
      8.750% due 01/25/21                               9,131             9,268
      7.500% due 02/25/21                              23,951            23,113
      7.500% due 03/25/21                              20,919            20,267
      7.250% due 04/25/21                               8,960             8,330
      7.500% due 06/25/21                                 320               309
      8.000% due 10/25/21                              22,430            22,642
      6.000% due 12/25/21                                 200               172
      8.000% due 01/25/22                              21,700            21,293
      8.000% due 03/25/22                                 954               959
      8.000% due 07/25/22                               2,474             2,324
      7.000% due 07/25/22                               8,016             7,025
      6.750% due 10/25/23                                 413               310
First Boston Corp.
      9.450% due 08/20/17                                  74                76
      7.500% due 04/25/21                               2,625             2,612
General Electric Capital Mortgage
      9.500% due 04/25/21                                 609               609
      6.500% due 01/25/24                               8,367             8,252
Georgia Federal Mortgage
     10.500% due 11/01/14                               3,712             3,902
Greenwich
      5.893% due 06/25/24 (d)                          43,504            44,422
Independent National Mortgage Corp.
      9.000% due 12/25/19                              46,589            47,783
      6.650% due 10/25/24                               2,723             2,227
      6.129% due 11/25/24 (d)                          28,808            29,164
     12.250% due 03/01/14                               1,230             1,330
Kidder Peabody
      8.390% due 05/20/18                                 731               735
      6.012% due 03/25/24 (d)                          65,966            64,966
Lomas Mortgage Funding Corp.
      9.700% due 11/20/18                               3,302             3,372
Marine Midland
      8.000% due 09/25/22                                 350               331
      8.000% due 04/25/23                                 206               200
Merrill Lynch Mortgage
      9.250% due 12/15/09                                 123               128
J. P. Morgan & Co.
      9.000% due 10/20/20                              10,847            11,497
Morgan Stanley Mortgage
      8.971% due 10/22/15                               8,624             8,776
      7.850% due 08/20/18                                 143               143
      8.150% due 07/20/21                                  23                23
Mortgage Bankers
      9.900% due 03/01/18                               3,966             4,025
Norwest Mortgage
     12.500% due 02/01/14                               1,803             1,925
     12.250% due 04/01/14                                 218               236
Oxford Acceptance Corp.
      7.950% due 11/20/03                               9,944             9,985
      8.950% due 03/20/18                               2,000             2,002
PaineWebber Mortgage
      6.000% due 04/25/09                              11,951            10,156
Prudential Bache
      5.997% due 09/01/18 (d)                             980               984
      9.000% due 01/01/19                                 540               560
      8.400% due 03/20/21                               4,193             4,188
Prudential Home
      7.000% due 04/25/99                                 575               565
      7.500% due 05/25/08                               5,380             5,371
      6.900% due 03/25/23                               2,000             1,979
      7.000% due 04/25/23                              11,504            11,396
      7.550% due 03/25/24                             142,177           134,009
      7.425% due 04/25/24                              67,274            64,418

Total Return Fund

March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Prudential Securities
      7.500% due 03/25/19                          $    4,161        $    4,157
PSB Financial Corp.
     11.050% due 12/01/15                               2,103             2,268
Residential Funding
      8.083% due 02/25/07                                 228               229
      6.500% due 09/25/08                               7,000             6,205
      9.000% due 01/01/20                               4,307             4,370
      8.500% due 02/25/21                               9,354             9,373
      8.000% due 01/25/23                              10,000             9,897
     10.000% due 09/25/23                               2,510             2,623
Residential Mortgage Securities Trust
      9.000% due 08/20/12                                  80                80
Resolution Trust Corp.
      8.723% due 08/25/21                               8,000             8,270
      8.723% due 08/25/21                                 260               265
      8.723% due 08/25/21                               6,685             6,683
      7.063% due 10/25/21 (d)                           2,058             2,058
      8.625% due 10/25/21                                 300               304
      7.500% due 08/25/23                                  50                50
      7.500% due 08/25/23                                 836               823
      8.835% due 12/25/23                              12,503            12,264
      9.450% due 05/25/24                              19,693            19,601
      8.150% due 06/25/24                                 237               240
      7.125% due 07/25/24 (d)                          10,897            11,016
      7.000% due 10/25/24                                 936               930
      8.750% due 05/25/26                               5,955             5,974
Ryan Acceptance Corp.
      9.450% due 10/01/16                                 349               365
Ryland Acceptance Corp.
      8.650% due 05/15/00                               8,094             7,861
      9.000% due 12/01/16                               1,146             1,180
     11.500% due 12/25/16                                 452               451
      8.000% due 09/25/22                              10,363            10,392
      6.763% due 11/20/22 (d)                           7,000             7,044
Salomon Mortgage
     11.500% due 09/01/15                               3,318             3,583
Santa Barbara Savings
      9.500% due 11/20/18                               9,120             9,361
Saxon
      6.963% due 08/25/23 (d)                          95,377            96,420
Sears Mortgage
     12.000% due 02/25/14                               2,583             2,837
      9.250% due 12/01/16                               4,850             5,031
UBS Mortgage
      9.000% due 11/27/19                              17,376            17,652
                                                                     ----------
                                                                      1,436,063
                                                                     ----------
Other Mortgage-Backed Securities - 11.4%

Bank of America
      8.375% due 05/01/07                                   6                 6
      9.000% due 03/01/08                                 163               168
      9.000% due 04/05/08                                  49                50
      9.000% due 05/01/08                                  13                14
      9.500% due 07/01/08                                  76                74
Chase Mortgage Financial Corp.
      8.000% due 06/25/24                               1,538             1,537
Citicorp Mortgage
      9.500% due 07/25/04                                 253               252
      9.500% due 07/01/16                               1,129             1,178
      9.000% due 10/25/16                                 188               190
      9.000% due 12/01/16                                 892               883
      8.500% due 02/01/17                                 515               501
      8.500% due 03/01/17                                 203               197
      8.500% due 04/01/17                                 525               526
      8.000% due 07/25/18                                 178               179
Countrywide
      4.758% due 07/25/24 (d)                          29,013            29,199
Daiwa Mortgage
      7.813% due 09/25/06 (d)                           4,827             4,886
Donaldson, Lufkin & Jenrette
      6.895% due 08/01/21 (d)                          12,852            12,963
Drexel Mortgage Funding
      9.500% due 08/01/19                                  56                58
First Boston Mortgage Securities Corp.
      8.000% due 12/01/00                                 172               172
First Commonwealth Savings & Loan
     10.375% due 04/01/05                                  26                27
First Interstate
      9.125% due 01/01/09                                  30                31
      8.875% due 01/01/09                                 441               452
General Electric Credit Corp.
      8.000% due 03/01/02                                 363               364
General Motors Acceptance Corp.
     11.500% due 07/01/99                                  13                13
Glendale Federal Savings & Loan
      6.744% due 03/01/28 (d)                          17,155            17,200
Goldman Sachs Mortgage Corp.
      6.000% due 12/31/07                              12,931            10,805
Great Western
      5.680% due 09/25/17 (d)                             343               330
Greenwich
      7.126% due 10/25/22 (d)                             804               807
      7.093% due 04/25/23 (d)                           5,092             5,122
      6.846% due 04/25/24 (d)                          30,874            31,236
      6.589% due 08/25/24 (d)                          52,353            53,318
      6.575% due 11/25/24 (d)                          34,328            35,186
      6.732% due 04/25/25 (d)                          15,000            15,413
Guardian
      5.877% due 11/30/18 (d)                           1,063               957
      7.371% due 02/01/19 (d)                           1,218             1,097
      7.536% due 05/01/19 (d)                             144               129
Home Savings of America
      5.354% due 05/25/27 (d)                             301               288
Imperial Savings & Loan
     10.000% due 09/01/16                                 452               475
      8.800% due 01/25/17                                 257               263
      9.800% due 07/25/17                                 903               927
Independent National Mortgage Corp.
      7.725% due 05/30/25 (d)                          72,213            73,454
Kearny St. Real Estate Co.
      6.550% due 07/15/00                               6,000             5,972
      7.700% due 07/15/01                               6,000             6,006
Kidder Peabody
      6.012% due 03/25/24 (d)                          20,000            19,491
LTC Commercial Corp.
      7.100% due 11/28/12                               6,432             6,180
MDC Mortgage Funding
      6.091% due 01/25/25 (d)                          27,943            28,593
Merrill Lynch Mortgage
      8.159% due 04/25/23 (d)                          25,775            26,137
Mid-State Trust
      8.330% due 04/01/30                              40,000            39,987
Olympia & York
      7.739% due 03/20/99 (d)                          11,268             7,099
OSCC Home Equity
      6.950% due 05/15/07                                 270               261
PaineWebber Mortgage
      6.348% due 11/25/23 (d)                           5,113             5,192
Prudential Home
      9.500% due 11/25/97                                 492               491
Residential Funding
      7.000% due 08/25/08                              27,501            26,575
      8.500% due 05/01/17                                 288               289
     10.000% due 07/01/17                                 118               124
Resolution Trust Corp.
      6.788% due 12/15/04 (d)                           1,615             1,619

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
      7.500% due 12/15/04                          $    3,000        $    3,003
      7.155% due 02/25/20 (d)                             885               804
      8.347% due 09/25/20 (d)                          20,000             5,419
      5.099% due 01/25/21 (d)                           1,939             1,870
      6.675% due 04/25/21 (d)                           5,058             5,089
      8.500% due 06/25/21 (d)                          18,547            18,584
      8.723% due 08/25/21 (d)                          13,329            13,870
      6.660% due 09/25/21 (d)                          10,441            10,451
      8.147% due 10/25/21 (d)                             496               498
      5.920% due 10/25/21 (d)                           1,371             1,327
      7.028% due 01/25/22 (d)                           5,476             5,522
      7.336% due 03/25/22 (d)                           6,690             6,743
      8.540% due 05/25/22                               6,005             6,105
      7.325% due 06/25/23 (d)                          16,471            16,528
      7.900% due 06/25/23                                 300               301
      8.800% due 08/25/23                               2,927             2,986
      10.622% due 05/25/24 (d)                          5,843             6,089
      7.100% due 12/25/24                               1,500             1,391
      7.050% due 03/25/25                               1,520             1,509
      7.750% due 03/25/25                               5,000             4,869
Rural Housing
      3.330% due 04/01/26                               1,056               804
Ryland Acceptance Corp.
      7.184% due 07/25/22 (d)                          42,000            42,315
      7.855% due 08/25/22 (d)                           6,429             6,545
      8.200% due 09/25/22                                 100               103
      6.806% due 08/25/29 (d)                          17,512            17,761
      14.000% due 11/25/31                              3,643             4,039
Salomon Mortgage
      7.188% due 11/25/22 (d)                           4,128             4,140
      6.355% due 07/01/24 (d)                          52,958            54,266
Saxon
      6.640% due 12/25/24 (d)                          28,247            28,631
Sears Mortgage
      6.993% due 06/25/22 (d)                           1,866             1,860
      7.613% due 10/25/22 (d)                          11,241            11,849
      8.719% due 05/25/32 (d)                          28,824            29,283
Securitized Asset Sales, Inc.
      6.790% due 10/25/23 (d)                          20,934            21,098
Security Pacific Corp.
      5.323% due 03/25/18 (d)                             229               221
USGI Capital
      8.500% due 11/25/07                              12,890            12,584
Western Federal Savings & Loan
      6.117% due 11/25/18 (d)                             631               615
      6.166% due 03/01/19 (d)                             968               946
                                                                     ----------
                                                                        824,961
                                                                     ----------
Stripped Mortgage-Backed Securities - 0.8%
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 12/15/02                                 278                20
      10.038% due 09/15/05 (d)                            159                34
      6.500% due 03/15/07                              21,666             2,329
      5.750% due 09/15/07 (d)                          27,330             1,607
      5.428% due 02/15/08 (d)                           1,672               157
      6.500% due 10/15/08                              24,724             3,615
      11.651% due 01/15/16 (d)                            163                32
      6.500% due 08/15/16                              14,269             1,838
      7.000% due 04/15/18                              14,901             1,706
      9.993% due 11/15/18                                 300               117
      8.845% due 01/15/21                                 959               270
      9.000% due 05/01/22                                 442               140
      7.000% due 06/15/23                              26,532             5,861
Federal National Mortgage Assn. (IO)
      6.500% due 04/25/99                               7,168               164
      33.862% due 04/25/02                                206                27
      6.750% due 09/25/04                                 790                65
      7.000% due 06/25/05                                 348                24
      10.458% due 07/25/05                             10,000             1,435
      6.500% due 07/25/06                              26,457             2,881
      6.500% due 07/25/07                               5,184               576
      6.500% due 09/25/07                              25,731             3,376
      6.500% due 10/25/07                               6,705               956
      7.000% due 05/25/08                              12,000             3,010
      0.100% due 03/25/09 (d)                          92,833             1,768
      7.000% due 08/25/15                              15,362             1,822
      6.500% due 08/25/20                               2,666               871
      10.070% due 01/25/21 (d)                            276                95
      9.032% due 08/25/21 (d)                           5,142             1,660
      0.950% due 11/25/21 (d)                          96,790             1,835
      10.075% due 10/25/22                                704               249
      6.500% due 01/25/23                              16,355             2,529
Federal National Mortgage Assn. (PO)
      0.000% due 09/25/07                               2,100             1,564
      0.000% due 02/25/21                              10,670             8,000
      0.000% due 07/25/23                               7,405             6,934
      0.000% due 08/25/23                                 525               195
PaineWebber (IO)
      13.595% due 08/01/19                                594               239
                                                                     ----------
                                                                         58,001
                                                                     ----------
Total Mortgage-Backed Securities                                      3,516,885
(Cost $3,554,026)                                                    ----------

--------------------------------------------------------------------------------
Asset-Backed Securities - 0.0%
--------------------------------------------------------------------------------

Discover Card Trust
      7.300% due 05/21/99                                 200               200
National Credit Card Trust
      9.450% due 12/31/97                                 400               410
                                                                     ----------
Total Asset-Backed Securities                                               610
(Cost $634)                                                          ----------

--------------------------------------------------------------------------------
Sovereign Issues - 2.1%
--------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
      10.750% due 08/16/96                              1,500             1,322
      6.875% due 10/01/98                              19,500             9,682
Cemex
      8.875% due 06/10/98                               5,000             3,369
Kingdom of Sweden
      10.250% due 11/01/15                                500               583
Petroleos Mexicanos
      8.750% due 03/05/97                               3,500             3,040
      10.250% due 10/08/98                              1,000               889
Province of British Columbia
      13.750% due 12/01/05                              1,305             1,470
Province of Newfoundland
      9.000% due 06/01/19                                 500               537
Province of Nova Scotia
      9.375% due 07/15/02                               1,000             1,077
Province of Quebec
      7.500% due 07/15/02                               6,000             5,827
Province of Saskatchewan
      9.125% due 02/15/21                               3,000             3,259
Republic of Argentina
      6.188% due 09/01/97                               5,000             2,475
      6.500% due 03/31/05                               5,000             2,650
      5.000% due 03/31/23                              10,000             4,000
United Mexican States
      6.063% due 12/31/19                               2,000             1,160
      7.250% due 12/31/19                              59,000            34,220
      6.688% due 12/31/19                              30,000            17,400
      6.250% due 12/31/19                               2,500             1,169
      6.250% due 12/31/19                             126,500            59,139
                                                                     ----------
Total Sovereign Issues                                                  153,268
(Cost $216,114)                                                      ----------

Total Return Fund

March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Foreign Currency-Denominated Issues (b)(h) - 0.9%
--------------------------------------------------------------------------------

Banamex
      33.500% due 08/03/95               MP            41,737        $    4,538
Canadian National Railroad
      13.000% due 11/15/04               C$            15,112            12,029
      12.250% due 05/01/05                             37,120            29,016
City of Montreal
      11.500% due 09/20/00                              7,000             5,507
Credit Foncier
      9.375% due 12/27/99                ECU            3,000             4,151
European Investment Bank
      8.500% due 07/17/99                               1,000             1,346
RJR Nabisco
      6.875% due 11/22/00                DM             9,500             6,630
                                                                     ----------
Total Foreign Currency-
Denominated Issues                                                       63,217
(Cost $65,672)                                                       ==========

--------------------------------------------------------------------------------
OTC Interest Rate Caps - 0.0%
--------------------------------------------------------------------------------

3 Month LIBOR
      Strike @ 88 Exp. 09/20/95                  $ 12,500,000               312
      Strike @ 88 Exp. 09/20/95                     3,500,000                13
      Strike @ 88 Exp. 09/20/95                       800,000                 8
      Strike @ 88 Exp. 12/20/95                     4,550,000                57
      Strike @ 88 Exp. 12/20/95                     5,000,000                25
                                                                     ----------
Total OTC Interest Rate Caps                                                415
(Cost $415)                                                          ==========

--------------------------------------------------------------------------------
Purchased CME Put Options - 0.0%
--------------------------------------------------------------------------------

Eurodollar June Futures
      Strike @ 92.50 Exp. 06/18/95                  6,222,500                62
      Strike @ 90.50 Exp. 06/18/95                    277,500                 3
Eurodollar September Futures
      Strike @ 90.75 Exp. 09/18/95                  4,640,000                47
      Strike @ 90.25 Exp. 09/18/95                  5,000,000                50
Eurodollar December Futures
      Strike @ 92.25 Exp. 12/18/95                  3,125,000                31
      Strike @ 90.00 Exp. 12/18/95                  1,625,000                16
                                                                     ----------
Total Purchased CME Put Options                                             209
(Cost $163)                                                          ==========

--------------------------------------------------------------------------------
Preferred Stock - 0.0%
--------------------------------------------------------------------------------
                                                       Shares
Cleveland Electric Illuminating Co.
      9.125%                                                6               557
                                                                     ----------
Total Preferred Stock                                                       557
(Cost $564)                                                          ==========

--------------------------------------------------------------------------------
Short-Term Instruments - 7.2%
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                      (000's)
Certificate of Deposit - 0.2%
Bancomer
      6.707% due 04/28/95                          $   15,000            14,930

Discount Notes - 6.0%

American Info Technology
      6.400% due 07/28/95                                 500               490
AT&T Corp.
      6.070% due 07/03/95                               4,500             4,427
      6.140% due 07/10/95                               3,500             3,439
      6.080% due 08/02/95                              12,000            11,743
      6.110% due 09/13/95                              40,000            38,843
      6.110% due 09/20/95                              23,000            22,306
Canadian Wheat Board
      5.980% due 04/12/95                                 600               599
      6.070% due 06/02/95                               2,800             2,769
      6.100% due 08/21/95                               9,100             8,874
Citizens Utilities
      6.080% due 06/05/95                               5,000             4,944
Federal Farm Credit Bank
      5.950% due 04/24/95                                 640               638
Federal National Mortgage Assn.
      6.120% due 07/25/95                               1,840             1,803
Government of Germany
      6.125% due 09/27/95                              77,875            75,426
General Electric Capital Corp.
      6.400% due 05/08/95                               3,700             3,677
      6.070% due 07/12/95                              10,000             9,822
Government of Mexico
      18.720% due 04/20/95                             76,800            75,657
      20.500% due 06/01/95                              3,000             2,853
      19.750% due 07/20/95                             60,600            55,250
      7.841% due 07/27/95                              24,000            21,747
      18.500% due 08/17/95                              2,000             1,794
KFW International
      5.960% due 04/07/95                                 300               300
Eli Lilly & Co.
      6.380% due 05/05/95                               4,400             4,375
National Rural Utilities Cooperative
      6.020% due 05/15/95                               3,000             2,979
      6.000% due 05/23/95                                 200               198
New South Wales Treasury
      6.080% due 06/14/95                               4,500             4,443
Province of British Columbia
      6.500% due 07/14/95                                 400               393
      6.110% due 08/24/95                              10,000             9,746
      6.170% due 09/11/95                              10,000             9,714
      6.300% due 11/14/95                                 200               192
Province of Ontario
      6.130% due 09/22/95                               9,900             9,597
Rockwell International
      6.200% due 09/06/95                              10,000             9,723
Shell Oil
      5.960% due 05/08/95                               3,300             3,281
USX Corp.
      6.440% due 04/04/95                              30,000            29,994
Wisconsin Electric Power & Light
      5.960% due 04/04/95                                 100               100
World Bank
      6.070% due 11/06/95                               1,600             1,538
                                                                     ----------
                                                                        433,674
                                                                     ==========
Time Deposit - 0.5%

United Missouri Bank
      5.069% due 04/03/95                              36,067            36,067

U. S. Treasury Bills - 0.5%
      5.713% due 04/06/95 (c)                           6,100             6,097
      5.824% due 07/27/95 (c)                          15,500            15,216
      6.020% due 09/21/95 (c)                             120               117
      6.303% due 11/16/95 (c)                          13,520            13,014
                                                                     ----------
                                                                         34,444
                                                                     ----------
Total Short-Term Instruments                                            519,115
(Cost $523,705)                                                      ==========

Total Investments (a) - 101.2%                                       $7,333,496
(Cost $7,476,805)

Written Options (g) - (0.3%)                                            (22,185)
(Premiums $41,662)

Other Assets and Liabilities (Net) - (0.9%)                             (62,539)
                                                                     ----------
Net Assets - 100.0%                                                  $7,248,772
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost.                                                   $   44,270

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                   (187,680)
                                                                     ----------
    Unrealized depreciation-net                                      $ (143,410)
                                                                     ==========
(b) Foreign currency forward contracts outstanding at March 31, 1995:

                         Principal
                            Amount
                           Covered             Expiration             Unrealized
Type                   By Contract                  Month           Depreciation
--------------------------------------------------------------------------------
Sell       C$               64,152                   4/95             $    (585)
Sell       DM                9,628                   4/95                  (126)
Sell       ECU               4,416                   4/95                  (139)
                                                                      ---------
                                                                      $    (850)
                                                                      =========

(c) Securities with an aggregate market value of $321,642 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                      Unrealized
Type                                              Contracts         Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (6/95)                     3,987            $   5,042
U.S. Treasury 2 Year Note (6/95)                         50                   47
U.S. Treasury 5 Year Note (6/95)                     10,524                5,232
U.S. Treasury 10 Year Note (6/95)                    10,377               11,292
                                                                       ---------
                                                                       $  21,613
                                                                       =========

(d) Variable rate security. The rate listed is as of March 31, 1995.

(e) Securities are grouped by coupon rate and represent a range of maturities.

(f) Security becomes interest bearing at a future date.

(g) Premiums received on Written Options:

                                                              Premium     Market
Type                                                   Par   Received      Value
--------------------------------------------------------------------------------
CME Call Eurodollar June Futures
      Strike @ 92.50 Exp. 05/12/95             $ 5,000,000   $  1,595   $  2,000
CME Call Eurodollar September Futures
      Strike @ 93.00 Exp. 09/18/95               1,000,000        544      1,150
      Strike @ 93.25 Exp. 09/18/95               1,000,000        319        800
      Strike @ 93.50 Exp. 09/18/95               5,000,000      2,545      2,374
OTC Call United Mexican States 6.25% 12/31/19
      Strike @ 54.875 Exp. 06/26/95                 50,000        483        410
      Strike @ 55.50 Exp. 09/11/95                  10,000        150        125
CBOT Call U.S. Treasury Bond June Futures
      Strike @ 106.00 Exp. 05/20/95                850,000      7,019      4,515
CME Put Eurodollar June Futures
      Strike @ 93.50 Exp. 05/12/95               8,000,000      1,627      3,200
CME Put Eurodollar September Futures
      Strike @ 91.25 Exp. 09/18/95               4,677,000      3,023        234
      Strike @ 91.50 Exp. 09/18/95               4,500,000      2,681        338
      Strike @ 91.75 Exp. 09/18/95               4,878,000      3,371        488
      Strike @ 92.00 Exp. 09/18/95               1,700,000        996        213
      Strike @ 92.25 Exp. 09/18/95               3,000,000      2,432        525
      Strike @ 92.25 Exp. 09/18/95               1,000,000      1,569        800
      Strike @ 92.50 Exp. 09/18/95               6,606,000      3,376      1,652
      Strike @ 92.75 Exp. 09/18/95               2,300,000      1,274        920
CME Put Eurodollar December Futures
      Strike @ 91.50 Exp. 12/18/95               2,551,000      2,613        638
      Strike @ 92.00 Exp. 12/18/95                 850,000        901        340
CBOT Put U.S. Treasury Bond June Futures
      Strike @ 100.00 Exp. 05/20/95                447,000      3,892      1,257
      Strike @ 98.00 Exp. 05/20/95                 165,000      1,253        206
                                                             -------------------
                                                             $ 41,662   $ 22,185
                                                             ===================

(h) Principal amount denoted in indicated currency:

    C$    -   Canadian Dollar
    DM    -   German Mark
    ECU   -   European Currency Unit
    MP    -   Mexican Peso

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Total Return Fund III

March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                                                    Other   7.2%
                                                Corporate Bonds And Notes  13.8%
                                               Mortgage-Backed Securities  45.6%
                                                   Short-Term Instruments  32.7%

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 13.8%
--------------------------------------------------------------------------------

Banking and Finance - 0.8%
Associates Corp. of North America
      9.000% due 12/15/95                          $      500        $      508
Norinchukin Bank
      7.875% due 08/15/95                                 300               302
                                                                     ----------
                                                                            810
                                                                     ----------
Industrials - 6.4%
Arkla, Inc.
      9.875% due 02/15/18                                 500               493
Coastal Corp.
      10.375% due 10/01/00                              3,000             3,288
Time Warner, Inc.
      8.375% due 07/15/33                               3,000             2,635
                                                                     ----------
                                                                          6,416
                                                                     ----------
Utilities - 6.6%
Cleveland Electric Illuminating Co.
      8.750% due 11/15/05                               3,500             3,293
North Atlantic Energy
      9.050% due 06/01/02                               1,000               989
Public Service of New Hampshire
      15.230% due 07/01/00                              1,500             1,746
Texas Gas Transmission Corp.
      9.625% due 07/15/97                                 500               516
                                                                     ----------
                                                                          6,544
                                                                     ----------
Total Corporate Bonds and Notes                                          13,770
(Cost $14,732)                                                       ----------

--------------------------------------------------------------------------------
U.S. Treasury Notes - 2.5%
--------------------------------------------------------------------------------
      8.375% due 04/15/95                               1,000             1,001
      3.875% due 08/31/95 (c)                             670               664
      9.500% due 11/15/95                                 300               306
      4.000% due 01/31/96                                 500               490
                                                                     ----------
Total U.S. Treasury Notes                                                 2,461
(Cost $2,456)                                                        ----------

--------------------------------------------------------------------------------
U.S. Government Agencies - 0.7%
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
      9.150% due 04/10/98                                 300               315
Government Trust Certificate - Greece
      8.000% due 05/15/98                                 327               333
                                                                     ----------
Total U. S. Government Agencies                                             648
(Cost $641)                                                          ----------

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 45.6%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 5.1%
      7.500% due 04/15/19                               3,974             3,963
      8.000% due 05/15/00-01/15/20 (e)                  1,147             1,150
                                                                     ----------
                                                                          5,113
                                                                     ----------
Federal National Mortgage Association - 5.0%
      9.000% due 07/01/05                                  85                88
      8.500% due 02/01/07                               1,442             1,476
      5.830% due 07/01/17 (d)                             144               144
      8.250% due 07/01/17                                 245               248
      7.750% due 07/25/19                                 569               569
      6.860% due 07/01/23 (d)                           2,149             2,198
      5.840% due 02/01/27 (d)                              48                48
      5.872% due 08/01/29 (d)                             155               155
                                                                     ----------
                                                                          4,926
                                                                     ----------
Government National Mortgage Association - 5.1%
      6.500% due 11/20/24                          $    5,134         $   5,113
                                                                      ---------
Collateralized Mortgage Obligations - 24.7%
Chase Mortgage Financial Corp.
      7.500% due 03/25/24                                 801               797
      9.500% due 04/25/24                                 345               351
CMO Trust
      8.000% due 01/01/17                               5,654             5,597
Federal Home Loan Mortgage Corp.
      8.000% due 02/15/15                               2,133             2,100
Greenwich
      6.575% due 11/25/24 (d)                           4,756             4,875
PNC Mortgage Securities Corp.
      7.500% due 06/25/10                               1,791             1,785
Residential Funding
      9.000% due 07/01/21                                 757               762
Resolution Trust Corp.
      8.625% due 10/25/21                                 992               992
      8.800% due 08/25/23                               2,927             2,986
      8.835% due 12/25/23                               2,500             2,555
Sears Mortgage
      8.719% due 05/25/32                               1,754             1,782
                                                                     ----------
                                                                         24,582
                                                                     ----------
Other Mortgage-Backed Securities - 1.7%
Guardian
      6.868% due 07/25/20                               2,001             1,642
Norwest Mortgage
    12.125% due 05/01/99                                    2                 2
                                                                     ----------
                                                                          1,644
                                                                     ----------
Stripped Mortgage-Backed Securities - 4.0%

Federal Home Loan Mortgage Corp. (IO)
      6.500% due 04/15/22                              10,000             1,834
Resolution Trust Corp. (PO)
      0.000% due 09/25/00                               2,424             2,113
                                                                     ----------
                                                                          3,947
                                                                     ----------
Total Mortgage-Backed Securities                                         45,325
(Cost $46,156)                                                       ----------

--------------------------------------------------------------------------------
Sovereign Issues - 1.0%
--------------------------------------------------------------------------------

Province of Quebec
      8.800% due 04/15/03                               1,000             1,043
                                                                     ----------
Total Sovereign Issues                                                    1,043
(Cost $1,040)                                                        ----------

--------------------------------------------------------------------------------
Foreign Currency-Denominated Issues (b)(g) - 3.0%
--------------------------------------------------------------------------------

Government of Canada
      8.500% due 04/01/02                     C$        2,000             1,434
Province of Saskatchewan
      11.000% due 01/09/01                              2,000             1,572
                                                                     ----------
Total Foreign Currency-Denominated Issues                                 3,006
(Cost $3,275)                                                        ----------

--------------------------------------------------------------------------------
OTC Interest Rate Cap - 0.0%
--------------------------------------------------------------------------------

3 Month LIBOR
      Strike @ 88.00 Exp. 9/18/95                  $  250,000                 6
                                                                     ----------
Total Interest Rate Cap                                                       6
(Cost $6)                                                            ----------

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Short-Term Instruments - 32.7%
--------------------------------------------------------------------------------

Discount Notes - 31.3%
Canadian Wheat Board
      5.940% due 04/18/95                          $      300        $      298
      6.070% due 06/02/95                               1,300             1,285
      6.020% due 06/21/95                               1,900             1,873
Federal Home Loan Mortgage Corp.
      5.920% due 04/10/95                               4,000             3,995
Government of Canada
      5.940% due 04/10/95                               3,800             3,796
      6.020% due 06/13/95                               1,000               988
Government of Mexico
      19.750% due 07/20/95                              4,300             3,920
KFW International Financial
      5.970% due 04/19/95                               3,000             2,992
      6.000% due 05/24/95                               1,000               991
National Rural Utilities Cooperative
      5.980% due 04/24/95                               3,300             3,288
Province of British Columbia
      6.500% due 07/14/95                                 500               491
      6.250% due 08/14/95                               2,800             2,734
U.S. West Communications
      6.000% due 04/10/95                                 300               300
      5.960% due 04/26/95                                 800               797
      5.970% due 04/26/95                                 600               598
      6.000% due 05/10/95                                 400               398
      6.040% due 06/29/95                               1,500             1,477
Wisconsin Electric Power Co.
      5.960% due 04/04/95                                 900               900
                                                                     ----------
                                                                         31,121
                                                                     ==========

Time Deposit - 1.2%
United Missouri Bank
      5.069% due 04/03/95                               1,179             1,179
                                                                     ----------

U.S. Treasury Bill - 0.2%
      5.750% due 07/27/95 (c)                             195               191
                                                                     ----------

Total Short-Term Instruments                                             32,491
(Cost $32,648)                                                       ==========

Total Investments (a) - 99.3%                                        $   98,750
(Cost $100,954)

Written Options (f) - (0.2%)                                               (184)
(Premiums $402)

Other Assets and Liabilities (Net) - 0.9%                                   931
                                                                     ----------

Net Assets - 100.0%                                                  $   99,497
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost.                                                  $       291

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (2,414)
                                                                    -----------
    Unrealized depreciation-net                                     $    (2,123)
                                                                    ===========

(b) Foreign currency forward contracts outstanding at March 31, 1995:

                            Principal
                               Amount
                              Covered            Expiration          Unrealized
Type                      By Contract                 Month        Depreciation
--------------------------------------------------------------------------------
Sell        C$                  4,325                  4/95           $     (39)

(c) Securities with an aggregate market value of $855 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                      Unrealized
Type                                                Contracts       Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (6/95)                          210            $   184
U.S. Treasury 10 Year Note (6/95)                         197                132
                                                                         -------
                                                                         $   316
                                                                         -------

(d) Variable rate security. The rate listed is as of March 31, 1995.

(e) Securities are grouped by coupon and represent a range of maturities.

(f) Premiums received on Written Call and Put Options:

                                                               Premium    Market
Type                                                   Par    Received     Value
--------------------------------------------------------------------------------
CBOT Call U.S. T-Bond Futures
      Strike @ 106.00 Exp. 05/20/95              $  19,200      $  131    $  102

CBOT Put U.S. T-Bond Futures
      Strike @ 100.00 Exp. 05/20/95                 19,200          50        54

CME Put Eurodollar September Futures
      Strike @ 91.50 Exp. 09/18/95                 100,000          92         8
      Strike @ 91.75 Exp. 09/18/95                 200,000         129        20
                                                              ------------------
                                                                $  402    $  184
                                                              ------------------

(g) Principal amount denoted in indicated currency:

    C$  -  Canadian Dollar

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Low Duration Fund

March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                               Corporate Bonds and Notes   41.2%
                                              Mortgage-Backed Securities   53.9%
                                                                   Other    9.5%


                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 41.2%

Banking and Finance - 19.6%
American Express Co.
      8.750% due 06/15/96                          $    1,000        $    1,021
American General Financial Corp.
      6.000% due 02/23/98                               1,000               963
Associates Corp. of North America
      7.250% due 05/15/98                                 500               499
      7.500% due 05/15/99                               1,000             1,000
Banc One Corp.
      7.250% due 08/01/02                                 500               481
Bancomer
      8.000% due 07/07/98                               4,000             2,705
BankAmerica Corp.
      7.200% due 09/15/02                                 100                96
Bankers Trust
      8.250% due 07/02/96                               3,000             3,035
      7.250% due 11/01/96                               5,500             5,483
Banponce Corp.
      6.750% due 01/27/97 (d)                           5,000             4,989
Capital One Bank
      6.250% due 12/05/95 (d)                          20,000            19,956
      7.300% due 07/26/96 (d)                          15,000            14,991
Caterpillar Financial
      7.140% due 04/10/95                               3,000             3,000
Chrysler Financial Corp.
      8.125% due 12/15/96                              15,000            15,203
Citicorp
      9.420% due 06/26/95                                 500               504
      6.375% due 05/29/98 (d)                           8,000             7,910
Commercial Credit
      5.500% due 05/15/98                               1,000               944
Continental Bank Corp.
      9.875% due 06/15/96                               6,000             6,165
Coso Funding
      7.410% due 12/31/95                              10,000             9,684
Den Danske Bank
      7.063% due 06/23/00 (d)                           1,000             1,009
Discover Credit Corp.
      7.040% due 05/08/95                               3,000             3,001
      6.500% due 05/22/95                               5,000             4,998
      8.920% due 03/15/96                              11,000            11,164
      8.970% due 07/08/96                               2,000             2,040
      9.000% due 07/24/96                               7,500             7,655
      8.875% due 08/07/96                               5,000             5,098
      7.760% due 05/13/97                               5,000             5,016
Ford Capital
      9.000% due 06/01/96                               4,800             4,907
Ford Motor Credit Corp.
      7.875% due 01/15/97                                 700               707
      6.800% due 08/15/97                                 500               494
      6.520% due 02/03/98                               1,000               977
General Electric Capital Corp.
      9.110% due 06/01/95                                 100               101
General Motors Acceptance Corp.
      5.150% due 06/05/95                               5,000             4,988
      6.650% due 06/05/95                               2,500             2,500
      6.450% due 06/19/95                               3,000             2,999
      8.750% due 08/01/95                               1,340             1,348
      9.000% due 12/27/95                               1,000             1,014
      4.875% due 01/11/96                              20,000            19,696
      9.000% due 01/16/96                               1,000             1,016
      8.950% due 02/05/96                                 750               762
      6.050% due 04/19/96                              35,000            34,646
      8.600% due 05/10/96                               1,050             1,067
      6.700% due 05/20/96                              10,000             9,958
      8.800% due 07/03/96                               1,500             1,530
      8.800% due 07/08/96                               1,850             1,888
      6.400% due 07/19/96 (d)                      $   12,500        $   12,480
      6.310% due 07/26/96 (d)                           7,750             7,726
      6.625% due 08/01/96                               5,000             4,967
      8.100% due 09/19/96                                 250               253
      8.000% due 10/01/96                                 500               505
      6.800% due 10/15/96 (d)                          16,000            16,111
      8.250% due 01/13/97                               9,000             9,140
      8.000% due 01/23/97                              15,000            15,174
      7.750% due 01/24/97                               2,500             2,518
      7.625% due 02/28/97                              15,000            14,969
Goldman Sachs
      5.000% due 08/23/96                              17,455            16,964
Home Savings of America
     10.500% due 06/12/97                               4,000             4,122
Household Finance Corp.
      9.000% due 09/01/95                              12,375            12,491
ITT Financial
      7.375% due 10/15/95                                 800               802
International Bank for Recon. & Dev.
      8.625% due 10/01/95                                 500               505
Kansallis-Osake
      8.438% due 09/30/43 (d)                          13,500            13,584
Lehman Brothers, Inc.
      7.000% due 05/15/97                                 500               488
      7.375% due 08/15/97                                 500               490
Manufacturers Hanover Corp.
      5.250% due 04/30/97 (d)                           6,000             5,953
Marine Midland Bank
      6.375% due 09/27/96 (d)                           2,000             2,000
NCNB Corp.
     10.500% due 03/15/99                               9,000             9,282
SKW Realty L.P.
      9.050% due 04/15/04                               3,500             3,476
Salomon, Inc.
      6.630% due 01/19/96                                 500               498
      7.400% due 03/28/96                              50,000            49,932
      5.200% due 01/20/97                                 750               719
      8.850% due 02/10/97                               2,000             2,036
      8.670% due 02/13/97                               1,500             1,518
      5.930% due 03/17/97                              12,590            12,171
      7.125% due 08/01/99                               1,000               955
Security Pacific Corp.
      6.188% due 08/15/96 (d)                           2,500             2,487
Signet Banking Corp.
      6.438% due 05/15/97 (d)                           2,095             2,111
      6.438% due 04/15/98 (d)                           2,865             2,865
                                                                      ---------
                                                                        458,500
                                                                      =========
Industrials - 15.4%
AMR Corp.
      6.250% due 07/01/95                               3,000             2,992
      9.720% due 01/09/96                               5,000             5,089
      9.160% due 02/14/96                               1,000             1,015
      9.130% due 02/20/96                                 400               406
      8.730% due 08/19/96                               1,000             1,015
      7.600% due 01/27/97                               2,000             1,998
      6.500% due 03/15/97                               4,920             4,845
      9.500% due 07/15/98                               1,000             1,042
      8.100% due 11/01/98                               2,000             2,000
      8.730% due 11/02/98                               3,000             3,063
      9.910% due 03/01/01                               2,500             2,603
     10.000% due 03/07/01                               4,000             4,181
      9.440% due 05/15/01                               5,000             5,099
      9.125% due 10/24/01                               1,000             1,005
Arkla, Inc.
      9.450% due 10/15/95                               3,000             3,030
      8.780% due 07/19/96                               9,500             9,577


Borg Warner Corp.
      8.000% due 04/01/96                          $    5,500        $    5,363
Caterpillar, Inc.
      5.400% due 08/21/95                               5,000             4,977
Coastal Corp.
     10.375% due 10/01/00                               5,000             5,480
     11.750% due 06/15/06                              12,000            12,900
Consolidated Natural Gas Co.
      8.750% due 06/01/99                                 400               418
Delta Airlines
      8.250% due 05/15/96                               5,000             5,027
      7.790% due 12/01/98                               4,449             4,370
E. I. Du Pont de Nemours
      8.500% due 02/10/98                                 100               103
Ford Motor Co.
      8.180% due 06/30/96                               4,763             4,980
      9.250% due 07/15/97                              14,900            15,485
      9.000% due 09/15/01                                 500               531
General Motors Corp.
      9.750% due 05/15/99                               2,300             2,363
Georgia Gulf Co.
     15.000% due 04/15/00                               1,000             1,005
Imperial Oil, Ltd.
      9.750% due 09/15/09                                  57                58
Maxus Energy Corp.
     10.100% due 10/18/95                                 800               805
Minnesota Mining & Manufacturing
      6.250% due 03/29/99                                 200               192
News America Holdings Corp.
     12.000% due 12/15/01                               4,805             5,415
North Atlantic Energy
      9.050% due 06/01/02                               5,000             4,944
Pepsico
      7.850% due 05/15/95                               1,500             1,504
Pfizer, Inc.
      6.500% due 02/01/97                                 500               496
Philip Morris Co.
      8.750% due 12/01/96                               8,250             8,438
      7.500% due 03/15/97                                 250               250
      9.800% due 12/15/98                              14,375            14,623
RJR Nabisco
      9.250% due 05/01/95                                 963               964
      8.300% due 04/15/99                               2,900             2,915
      8.000% due 01/15/00                              16,675            16,596
Sears Roebuck & Co.
      7.040% due 04/03/95                               2,000             2,001
      9.360% due 06/12/96                                 500               515
      9.000% due 09/15/96                               1,500             1,537
      9.250% due 04/15/98                               5,750             6,026
Tenneco, Inc.
     10.850% due 10/30/98                               3,911             4,164
Time Warner, Inc.
      0.000% due 08/15/02 (f)                         133,750           129,905
USX Corp.
      7.750% due 01/21/98                               2,000             1,997
      0.000% due 08/09/05                              56,500            25,637
United Air Lines
      6.750% due 12/01/97                              11,875            11,343
Utilicorp United
      9.300% due 12/01/95                               1,000             1,010
Varity Corp.
     11.375% due 11/15/98                               4,650             4,902
                                                                       --------
                                                                        358,199
                                                                       ========
Utilities - 6.2%
Alabama Power
      7.250% due 08/01/07                          $      100        $       93
CTC Mansfield Funding
     11.125% due 09/30/16                               7,985             7,865
Carolina Power & Light
      7.900% due 12/27/96                              16,300            16,514
Centel Capital Corp.
      9.875% due 10/01/98                               3,650             3,695
Central Power & Light
      6.625% due 01/01/98                                 100                98
Cleveland Electric Illuminating Co.
      9.800% due 05/15/95                               7,300             7,315
      9.550% due 06/01/95                               1,000             1,004
      9.100% due 07/22/96                               1,500             1,506
      9.450% due 12/01/97                               7,000             7,078
      8.330% due 10/30/98                               1,500             1,459
      9.375% due 03/01/17                               3,000             2,675
Commonwealth Edison Co.
      5.500% due 07/15/95                               7,450             7,419
      8.130% due 08/15/96                               5,000             5,045
      5.750% due 12/01/96                               2,000             1,943
      8.875% due 05/15/97                               7,000             7,166
Consumers Power Co.
      8.750% due 02/15/98                               5,000             5,115
Detroit Edison
      6.000% due 12/01/96                               4,040             3,960
Gulf States Utilities
      6.670% due 11/01/96                               2,500             2,473
Long Island Lighting Co.
      8.750% due 05/01/96                              10,000            10,137
      7.300% due 07/15/99                               3,000             2,815
Louisiana Power & Light Co.
     10.300% due 01/02/05                               2,999             3,079
New Orleans Public Service
     10.950% due 05/01/97                               6,300             6,562
Northern States Power Co.
      5.875% due 10/01/97                                 100                97
Northern Telecom
      8.250% due 06/13/96                               1,000             1,015
Ohio Edison
      8.500% due 05/01/96                               3,200             3,249
Pennsylvania Power Co.
      9.000% due 12/01/96                               5,500             5,616
Public Service Electric & Gas
      6.000% due 01/01/98                               1,000               966
Public Service of New Hampshire
     15.230% due 07/01/00                                 844               982
Tennessee Valley Authority
      6.820% due 05/19/97                                 500               496
      7.440% due 05/17/99                                 500               499
Texas Gas Transmission Corp.
      9.625% due 07/15/97                               3,000             3,094
Texas-New Mexico Power
     11.250% due 01/15/97                               2,500             2,601
Transcontinental Gas Pipeline
      9.000% due 11/15/96                               4,850             4,971
      8.125% due 01/15/97                               5,500             5,568
      6.210% due 05/15/00                               6,309             6,239
United Illuminating
      9.760% due 01/02/06                               3,368             3,546
                                                                      ---------
                                                                        143,955
                                                                      ---------
Total Corporate Bonds and Notes                                         960,654
                                                                      =========
(Cost $968,843)

Low Duration Fund
March 31, 1995

                                                    Principal
                                                       Amount            Value
                                                      (000's)          (000's)
--------------------------------------------------------------------------------
U. S. Treasury Obligations - 0.5%
--------------------------------------------------------------------------------

U. S. Treasury Notes - 0.5%
      5.875% due 05/15/95                          $    1,000        $    1,000
     10.500% due 08/15/95                                 450               457
      3.875% due 08/31/95 (c)                             720               713
      7.875% due 07/15/96                                 500               507
      4.375% due 11/15/96                               2,525             2,435
      7.500% due 12/31/96                                 250               253
      6.750% due 02/28/97                                 500               500
      8.500% due 07/15/97                                 450               466
      8.625% due 08/15/97                                 300               312
      8.750% due 10/15/97                                 200               209
      5.625% due 01/31/98                                 600               580
      4.750% due 10/31/98                                 310               288
      6.375% due 01/15/99                                 750               735
      6.875% due 07/31/99                                 300               298
      8.500% due 02/15/00                                 500               529
      8.000% due 05/15/01                                 500               521
      6.375% due 08/15/02                                 360               343
      6.250% due 02/15/03                                 675               636
      7.250% due 05/15/04                                 420               420
                                                                       --------
                                                                         11,202
                                                                       ========
U.S. Treasury Strip - 0.0%
      0.000% due 08/15/95                                 200               196
                                                                       --------
Total U. S. Treasury Obligations                                         11,398
(Cost $11,413)                                                         ========

--------------------------------------------------------------------------------
U. S. Government Agencies - 0.4%
--------------------------------------------------------------------------------

Federal Farm Credit Bank
      6.380% due 07/25/96                                 100               100
Federal Home Loan Bank
     10.300% due 07/25/95                                 200               202
      8.250% due 05/27/96                                 100               102
      8.000% due 07/25/96                                 200               202
      6.150% due 09/14/99                                 150               144
Federal Home Loan Mortgage Corp.
      8.440% due 10/27/04                                 500               515
Federal National Mortgage Assn.
      8.000% due 07/10/96                                 300               305
      7.050% due 10/10/96                                 150               150
      7.090% due 11/01/96                                 100               100
      6.050% due 10/27/97                                  50                48
      5.740% due 02/12/98                                 200               199
      5.200% due 07/10/98                               1,500             1,409
      8.200% due 08/10/98                                 400               406
      8.350% due 11/10/99                                 500               522
      7.300% due 10/28/02                                 100                98
      6.800% due 01/10/03                                 200               191
      9.500% due 11/10/20                               1,300             1,388
Small Business Administration
      7.750% due 01/25/13 (d)                           1,866             1,901
      7.750% due 02/25/14 (d)                           1,546             1,554
Student Loan Marketing Assn.
      7.560% due 12/09/96                                 100               101
                                                                       --------
Total U. S. Government Agencies                                           9,637
(Cost $9,696)                                                          ========

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 53.9%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 2.9%
      5.338% due 04/01/24 (d)                          14,735            14,625
      5.000% due 05/01/98-08/01/98 (e)                    105               102
      5.500% due 05/01/98-04/01/07 (e)                    899               773
      5.671% due 10/01/23 (d)                           8,696             8,531
      5.686% due 11/01/23 (d)                      $    6,623        $    6,491
      5.884% due 01/01/24 (d)                          10,406            10,255
      6.153% due 08/01/24 (d)                           4,663             4,677
      6.500% due 01/01/02 - 02/01/05 (e)                  300               289
      6.700% due 02/01/20 (d)                           6,808             6,794
      6.921% due 11/01/22 (d)                             791               803
      7.000% due 01/01/17 (d)                             133               135
      7.250% due 07/01/07                                 137               133
      7.500% due 09/01/06                                 305               302
      7.547% due 11/01/22 (d)                           7,388             7,484
      8.000% due 07/01/06 - 04/01/07 (e)                  572               567
      8.250% due 10/01/07 - 11/01/07 (e)                  105               104
      8.500% due 07/01/01 - 01/01/12 (e)                1,255             1,265
      8.750% due 02/01/01 - 04/01/02 (e)                  324               328
      9.000% due 09/01/98 - 07/01/04 (e)                  503               517
      9.250% due 07/01/01 - 06/01/02 (e)                  181               185
      9.500% due 03/01/01 - 12/01/04 (e)                  403               415
      9.750% due 03/01/01 - 11/01/08 (e)                2,359             2,446
     10.000% due 04/01/01                                  24                25
     10.500% due 07/01/00 - 12/01/16 (e)                  308               326
     10.750% due 10/01/00 - 08/01/11 (e)                1,223             1,308
     11.000% due 09/01/00                                  21                22
     11.250% due 10/01/14                                  14                16
     11.500% due 10/01/15                                   3                 3
     11.750% due 11/01/10 - 08/01/15 (e)                   41                45
     14.000% due 09/01/12 - 12/01/12 (e)                    9                11
                                                                       --------
                                                                         68,977
                                                                       ========

Federal Housing Administration - 0.9%
      6.950% due 04/01/14                               1,907             1,910
      7.430% due 10/01/19                               4,662             4,545
      7.491% due 11/01/19 (d)                           1,168             1,168
      7.430% due 05/01/20 - 12/01/21 (e)               10,709            10,615
      9.750% due 02/01/24                               4,132             4,520
                                                                       --------
                                                                         22,758
                                                                       ========
Federal National Mortgage Association - 2.6%
      4.750% due 01/01/96                                   8                 8
      5.997% due 02/01/19 (d)                             617               614
      5.464% due 10/01/24 (d)                          26,468            26,867
      5.839% due 04/01/19 (d)                             132               131
      5.839% due 03/01/18 - 01/01/19 (d)(e)               433               431
      6.500% due 06/01/08                                  62                57
      6.862% due 10/01/23 (d)                          11,523            11,710
      6.769% due 07/01/23 (d)                           8,127             8,304
      7.000% due 12/01/06 - 09/01/07 (e)                  146               137
      8.000% due 03/01/04                                 378               377
      8.319% due 05/01/97 (d)                             576               595
      8.500% due 03/01/08 - 02/01/17 (e)                  842               853
      9.000% due 05/01/97 - 08/01/98 (e)                1,732             1,778
     10.000% due 02/01/04 - 06/01/19 (e)                5,620             5,965
     10.500% due 06/01/05 - 11/01/05 (e)                  706               758
     11.000% due 10/01/98 - 09/01/00 (e)                   85                90
     11.250% due 12/01/10 - 10/01/15 (e)                  452               491
     12.000% due 01/01/15 - 10/01/15 (e)                   24                27
     12.750% due 02/01/14 - 11/01/14 (e)                  178               201
     13.000% due 07/01/15                                  10                11
     13.250% due 09/01/11                                  39                44
     13.500% due 04/01/14                                  10                11
     14.000% due 11/01/14                                  16                18
     15.500% due 10/01/12 - 12/01/12 (e)                  104               120
     15.750% due 12/01/11                                  86                98
     16.000% due 09/01/12 - 12/01/12 (e)                   46                53
                                                                       --------
                                                                         59,749
                                                                       ========

Government National Mortgage Association - 15.0%
      5.500% due 02/20/23 (d)                      $    7,630        $    7,584
      6.000% due 05/20/22 (d)                           7,798             7,672
      6.500% due 05/20/22 - 06/22/25 (d)(e)           157,962           157,336
      7.000% due 09/20/24 - 06/22/25 (d)(e)           126,804           127,911
      7.500% due 02/20/25 - 06/22/25 (d)(e)            44,502            45,448
      8.000% due 07/15/04 - 11/15/06 (e)                   15                15
      9.750% due 07/15/13 - 02/15/20 (e)                2,063             2,197
     10.750% due 10/15/98                                  63                65
     11.750% due 07/15/13 - 10/15/15 (e)                  721               784
     12.000% due 06/20/15                                  49                55
     13.500% due 05/15/11 - 11/15/12 (e)                   79                92
     13.750% due 06/15/96 - 10/15/96 (e)                  102               107
     14.750% due 11/15/96                                   4                 5
     16.500% due 12/15/11                                   1                 1
     16.750% due 12/15/96 - 12/15/11 (e)                   47                51
                                                                      ---------
                                                                        349,323
                                                                      =========

Collateralized Mortgage Obligations - 19.1%
American Southwest Financial
      9.200% due 07/01/16                                 583               601
      9.400% due 08/01/16                               6,636             6,672
Bear Stearns
      8.200% due 09/25/22                               2,701             2,695
      8.000% due 05/25/23                               1,019             1,019
CMO Trust
      9.500% due 06/25/20                                 862               918
      6.500% due 01/20/03 (d)                              58                58
Capstead
      7.400% due 04/25/18                              17,827            17,763
      7.800% due 02/25/22                               2,270             2,278
      8.300% due 03/25/22 (d)                          15,158            15,054
      7.500% due 02/25/23                               3,105             3,042
Chase Mortgage
     10.000% due 11/25/09                               2,260             2,357
      7.500% due 10/01/23                                 127               126
Citicorp Mortgage Securities, Inc.
      9.500% due 04/26/03                               1,789             1,799
      8.500% due 06/25/06                               3,435             3,446
      9.000% due 07/25/06                               1,407             1,461
      9.350% due 06/01/10                                 118               119
      7.250% due 11/01/11                               3,019             2,994
      9.500% due 10/25/15                               2,965             3,021
Collateralized Mortgage Securities Corp.
      7.985% due 05/01/17                              15,022            14,658
Conseco Commercial Mortgage
      9.700% due 07/15/04                               5,113             5,238
Countrywide
      6.216% due 11/25/24 (d)                          18,661            18,967
      8.000% due 12/25/24                              11,790            11,829
Donaldson, Lufkin & Jenrette
     11.000% due 08/01/19                               3,516             3,778
      5.782% due 05/25/24 (d)                           9,104             9,209
FBC Mortgage Securities
      8.300% due 08/20/09                                 735               740
Federal Home Loan Mortgage Corp.
      9.000% due 01/15/04                                 500               516
      9.000% due 04/15/04                                 500               512
      9.000% due 12/15/05                               1,000             1,031
     12.500% due 09/30/13                               2,338             2,669
      8.875% due 01/15/15                                  34                34
     11.000% due 11/30/15                               5,243             5,852
      8.500% due 07/15/16                               1,330             1,330
      8.000% due 04/15/19                               3,600             3,620
      8.500% due 06/15/19                              11,413            11,508
      9.000% due 06/15/19                                  22                22
     10.000% due 07/15/19                                 525               579
      8.500% due 09/15/19                               8,977             9,131
      9.000% due 11/15/19                               5,223             5,360
      7.950% due 02/15/20                               7,395             7,429
      9.000% due 02/15/20                               2,500             2,556
      8.250% due 03/15/20                                 807               819
      7.500% due 04/15/20                               2,900             2,783
      8.000% due 04/15/20                               2,500             2,501
     10.000% due 05/15/20                                 350               380
      8.950% due 11/15/20                               6,713             6,813
      7.500% due 12/15/20                               2,000             1,942
      9.500% due 01/15/21                               4,993             5,249
      8.000% due 04/15/21                               2,733             2,674
      9.000% due 05/15/21                                 650               678
      7.000% due 08/15/21                              24,300            24,073
Federal National Mortgage Assn.
      8.950% due 05/25/03                                 248               255
      9.400% due 07/25/03                                 384               399
      9.000% due 07/25/03                               1,763             1,815
      8.500% due 09/25/06                                 669               669
      6.875% due 06/25/09                               6,099             5,899
      7.000% due 04/25/15                               5,824             5,731
      7.250% due 07/25/15                               5,000             4,959
      5.750% due 04/25/16                               7,505             6,933
      9.000% due 06/25/17                                 202               205
      7.500% due 10/25/17                                 424               423
      8.000% due 01/25/19                                 531               533
      7.500% due 02/25/19                                 722               719
      9.000% due 05/25/19                               4,575             4,677
      9.300% due 05/25/19                                 193               199
      8.000% due 05/25/19                               5,215             5,248
      8.750% due 05/25/19                                 250               257
      9.000% due 07/25/19                               1,576             1,623
      9.000% due 08/25/19                               8,350             8,530
      9.500% due 03/25/20                               8,630             9,181
      9.500% due 05/25/20                               1,450             1,619
      8.500% due 01/25/21                                 614               624
      9.000% due 03/25/21                               8,732             9,152
      9.000% due 04/25/21                                 300               318
      8.000% due 03/25/22                                 382               384
First Boston Mortgage Securities Corp.
      7.500% due 07/25/19                               4,616             4,607
      7.050% due 07/25/23                               1,246             1,238
General Homes Financial
     11.500% due 06/01/15                                  56                56
Glendale Federal Savings & Loan
      8.876% due 03/25/30 (d)                           4,610             4,655
Guaranteed Mortgage Corp.
     11.000% due 12/01/15                                 256               258
Holco Mortgage
      8.430% due 12/01/03                                 167               168
Home MAC Mortgage Securities Corp.
      8.550% due 07/01/08                                  93                93
Homestead Mortgage Acceptance Corp.
     11.450% due 09/01/15                               2,926             3,219
Independent National Mortgage Corp.
      8.250% due 03/25/25                              25,933            26,071
Merrill Lynch Mortgage
     10.000% due 11/15/08                                 654               671
      9.494% due 11/01/17 (d)                           1,351             1,361
      9.400% due 12/27/18                               5,000             5,103
      9.650% due 05/20/19                              13,043            13,259
Norwest Mortgage
     12.375% due 01/01/14                                 462               503
     12.500% due 02/01/14                                 995             1,062
     12.250% due 04/01/14                                 873               943
Oxford Acceptance Corp.
      7.950% due 11/20/03                                 273               275
Prudential Bache
      5.997% due 09/01/18 (d)                              98                98

Low Duration Fund

March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
Prudential Home
      6.500% due 04/25/00                          $      146        $      142
      7.500% due 09/25/07                                 878               848
      7.000% due 11/25/07                               4,512             4,439
      7.000% due 06/25/23                               3,014             2,706
      7.425% due 04/25/24                                 946               906
Prudential Securities
      8.000% due 12/25/20                               2,000             2,005
Residential Funding
      4.951% due 07/01/19 (d)                           1,483             1,411
      8.500% due 08/25/20                                  71                70
      8.250% due 07/25/21                               2,826             2,827
      8.500% due 08/25/21                                 308               307
      7.650% due 11/25/22                                 234               233
Resolution Trust Corp.
     10.394% due 08/25/21 (d)                           1,953             2,057
      8.625% due 10/25/21                               2,481             2,479
      5.990% due 10/25/21 (d)                           2,241             2,253
      7.850% due 05/25/22                                 521               523
     10.000% due 05/25/22                                 586               614
      7.250% due 10/25/23                               1,500             1,487
      8.000% due 07/25/24                               3,490             3,371
      7.000% due 10/25/24                                 187               186
      8.750% due 05/25/26                                 168               168
      5.161% due 09/25/27 (d)                           4,059             3,911
      9.000% due 09/25/28                                 560               574
Ryland
      8.900% due 12/01/08                                 132               133
      8.000% due 03/01/18                               3,029             2,923
      9.500% due 07/01/18                               2,149             2,204
      6.763% due 11/20/22 (d)                          10,068            10,131
Salomon Mortgage
     12.000% due 05/01/15                               1,204             1,235
     11.500% due 09/01/15                               1,659             1,792
Sears Mortgage
     12.000% due 02/25/14                                 272               299
Shearson Lehman
      9.600% due 03/25/21                               2,413             2,471
UBS Mortgage
      9.000% due 10/18/20                              16,111            16,323
Westam Mortgage Financial Corp.
      6.500% due 10/02/17                              10,842            10,045
                                                                       --------
                                                                        444,968
                                                                       ========
Other Mortgage-Backed Securities - 9.8%
American Southwest Financial
      5.100% due 06/02/99                              17,805            16,164
Chase Mortgage
      8.000% due 06/25/24                                 190               190
Citibank Mortgage
      9.000% due 10/01/01                                 160               165
      9.000% due 11/01/01                               2,995             3,112
     10.000% due 01/25/13                                 205               212
      9.500% due 11/01/16                               2,032             2,092
      8.500% due 03/01/17                               4,709             4,819
Citicorp Mortgage Securities, Inc.
      8.000% due 05/25/00                                 128               128
Columbia Federal
      7.548% due 12/01/17 (d)                              53                52
Dime Savings
      6.385% due 11/25/18 (d)                           4,741             4,039
Donaldson, Lufkin & Jenrette
      4.592% due 03/25/24 (d)                          30,363            28,403
Federal Home Loan Mortgage Corp.
     10.000% due 09/15/09                                  33                34
Fleet Finance, Inc.
      5.450% due 03/20/23                                 128               125
Glendale Federal Savings & Loan
     11.000% due 03/01/10                                  55                58
Great Western Savings & Loan
      5.580% due 12/01/17 (d)                             763               752
Greenwich
      6.258% due 11/25/24 (d)                          26,634            27,300
      6.732% due 04/25/25 (d)                          15,000            15,413
Guardian
      5.625% due 07/25/18 (d)                             131               117
      7.536% due 05/01/19 (d)                           1,393             1,246
      6.841% due 12/25/19 (d)                           3,030             2,425
      6.832% due 12/25/19 (d)                             586               469
      7.018% due 02/25/20 (d)                           2,821             2,258
      6.856% due 07/25/20 (d)                           2,728             2,238
Home Savings of America
      5.354% due 05/25/27 (d)                           3,330             3,185
      5.628% due 09/25/28 (d)                           2,166             2,061
Imperial Savings & Loan
      9.800% due 07/25/17 (d)                             126               129
      9.900% due 02/25/18 (d)                             922               958
MDC Mortgage Funding
      6.091% due 01/25/25 (d)                          29,283            29,965
Olympia & York
      7.739% due 03/20/99 (d)                           7,512             4,732
Residential Funding
      8.500% due 04/01/02                                  72                73
      9.250% due 11/01/02                               1,017             1,045
      7.085% due 09/25/19 (d)                             621               610
Resolution Trust Corp.
      6.000% due 01/15/04                               4,594             4,597
      6.678% due 05/25/19 (d)                          15,224            14,694
      6.670% due 08/25/19 (d)                          10,427            10,388
      5.945% due 09/25/19 (d)                           5,174             5,082
      5.099% due 01/25/21 (d)                             388               374
      6.863% due 07/25/21 (d)                             138               139
      9.500% due 05/25/24                                 961               924
Salomon Mortgage
      7.690% due 12/25/17 (d)                             906               902
      7.031% due 12/25/17 (d)                           3,894             3,886
      5.786% due 01/25/18 (d)                             204               202
      9.500% due 10/25/18 (d)                           8,077             8,511
      5.959% due 03/25/24 (d)                          12,017            11,760
Sears Mortgage
      7.613% due 10/25/22 (d)                           8,993             9,479
      8.719% due 05/25/32 (d)                           1,462             1,485
Security Pacific
      7.850% due 05/15/98                                  33                33
Western Federal Savings & Loan
      5.453% due 06/25/18 (d)                             135               131
      6.117% due 11/25/18 (d)                             505               492
     10.041% due 02/01/20 (d)                             136               143
                                                                       --------
                                                                        227,791
                                                                       ========

Stripped Mortgage-Backed Securities - 3.6%
Federal Home Loan Mortgage Corp. (IO)
      6.250% due 09/15/04                              27,706             2,394
      6.000% due 02/15/06                              32,604             2,974
     10.195% due 08/15/06                               7,199             1,477
     11.944% due 12/15/06                               9,797             2,422
      6.000% due 10/15/07                               9,098             1,039
      7.000% due 07/15/12                              12,338             1,053
      6.500% due 08/25/13                              23,606             2,975
      7.000% due 12/15/15                               8,073               894
      7.000% due 08/15/18                               7,321             2,355
      7.500% due 12/15/18                              20,168             2,706
      6.500% due 05/15/19                              35,632             5,155
      6.500% due 06/15/19                              31,607             4,970
     10.496% due 04/15/21                              13,022             2,712

      6.500% due 04/15/22                          $   16,569        $    3,039
      4.000% due 03/25/23 (d)                          30,000             1,733
      7.000% due 05/15/23                               1,837               328
      4.000% due 01/15/24                              20,919             6,911
      4.000% due 03/15/24 (d)                          22,949             7,443
Federal National Mortgage Assn. (IO)
      6.000% due 07/25/05 (d)                           7,116             1,029
      7.272% due 09/25/06                               6,500             1,973
      6.500% due 03/25/09                               7,705             2,255
      0.100% due 03/25/09                              62,198             1,184
      6.500% due 03/25/09 (d)                           7,928             1,371
      9.987% due 12/25/18                              12,125             1,669
      7.500% due 03/25/19                              18,474             3,048
      7.500% due 05/25/20                              14,317             1,944
      7.000% due 05/25/21                              34,148             5,528
      8.598% due 02/25/22                               5,000             1,714
      4.875% due 03/25/24 (d)                          20,291             1,155
Federal National Mortgage Assn. (PO)
      0.000% due 01/25/20                               8,500             7,249
      0.000% due 09/25/22                                 159               128
Resolution Trust Corp. (PO)
      0.000% due 09/25/00                               2,424             2,113
                                                                         84,940
                                                                     ----------
Total Mortgage-Backed Securities                                      1,258,506
(Cost $1,270,679)                                                    ==========

--------------------------------------------------------------------------------
Asset-Backed Securities - 0.8%
--------------------------------------------------------------------------------

Premier Auto Trust
      7.350% due 05/04/97                              18,000            18,114
SCFC Boat Loan Trust
      7.050% due 04/15/07                                 149               145
                                                                     ----------
Total Asset-Backed Securities                                            18,259
(Cost $18,134)                                                       ==========

--------------------------------------------------------------------------------
Sovereign Issues - 3.6%
--------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
     10.750% due 08/16/96                               1,500             1,322
      6.875% due 10/01/98                              10,000             4,965
Cemex
     10.000% due 11/15/96                               4,400             3,682
      8.875% due 06/10/98                               2,000             1,348
Czech National Bank
      7.000% due 04/06/96                               5,000             4,973
Nacional Financiera
     11.750% due 08/02/95                               7,000             6,650
      6.000% due 12/19/96                              10,000             7,987
      8.938% due 12/15/97 (d)                           1,454             1,083
      5.875% due 02/17/98                               2,000             1,650
      6.875% due 12/03/98 (d)                           1,500             1,108
Petroleos Mexicanos
      8.750% due 03/05/97                               1,000               869
      8.250% due 02/04/98                               5,000             4,344
Province of Quebec
      5.688% due 10/26/01 (d)                             250               243
United Mexican States
      5.820% due 06/28/01                               5,000             2,250
      6.688% due 12/31/19 (d)                          30,000            17,400
      7.250% due 12/31/19 (d)                          30,000            17,400
      6.063% due 12/31/19 (d)                          10,000             5,800
                                                                     ----------
Total Sovereign Issues                                                   83,074
(Cost $115,525)                                                      ==========

--------------------------------------------------------------------------------
Foreign Currency-Denominated Issues (b)(g) - 1.0%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
      8.000% due 05/06/98                   DM          3,500        $    2,436
General Motors Acceptance Corp.
     11.750% due 12/13/95                   C$         23,700            17,238
     11.450% due 01/24/96                               5,000             3,648
                                                                     ----------
Total Foreign Currency-Denominated Issues                                23,322
(Cost $24,459)                                                       ==========

--------------------------------------------------------------------------------
Purchased CME Put Option - 0.0%
--------------------------------------------------------------------------------

Eurodollar September Futures                       $  150,000                 4
                                                                     ----------
      Strike @ 90.25 Exp. 9/18/95
Total Purchased CME Put Option                                                4
(Cost $3)                                                            ==========

--------------------------------------------------------------------------------
Interest Rate Cap - 0.0%
--------------------------------------------------------------------------------

3 Month LIBOR                                         250,000                 3
                                                                     ----------
      Strike @ 88.00 Exp. 12/20/95
Total Interest Rate Cap                                                       3
(Cost $3)                                                            ==========

--------------------------------------------------------------------------------
Preferred Stock - 0.3%
--------------------------------------------------------------------------------

                                                       Shares

Santander Overseas                                         25               662
Texas Utilities Electric                                  257             6,136
                                                                     ----------
Total Preferred Stock                                                     6,798
(Cost $7,593)                                                        ==========

--------------------------------------------------------------------------------
Short-Term Instruments - 2.9%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Discount Notes - 1.6%
Coca-Cola Co.
      6.000% due 06/22/95                          $    1,700             1,676
General Electric Capital Corp.
      6.120% due 06/22/95                               1,500             1,479
Government of Mexico
     23.033% due 04/06/95                               8,500             8,484
     19.750% due 07/20/95                               9,300             8,479
      7.733% due 07/20/95                               3,000             2,735
Province of British Columbia
      6.525% due 07/13/95                               2,600             2,553
USX Corp.
      6.440% due 04/04/95                              10,000             9,998
                                                                     ----------
                                                                         35,404
                                                                     ==========
Repurchase Agreement - 0.9%
Daiwa Securities America, Inc.
      6.250% due 04/03/95                              21,000            21,000
                                                                     ----------
      (Dated 3/31/95. Collateralized by
      U.S Treasury Note 5.125% 03/31/98
      valued at $21,521,894. Repurchase
      proceeds are $21,010,938.)
Time Deposit - 0.2%
United Missouri Bank
      5.069% due 04/03/95                               5,736             5,736
                                                                     ----------
U. S. Treasury Bills - 0.2%
      5.785% due 04/06/95 - 07/27/95 (c)(e)             5,550             5,478
                                                                     ----------
Total Short-Term Instruments                                             67,618
(Cost $68,045)                                                       ==========


Low Duration Fund

March 31, 1995


Total Investments (a) - 104.6%                                       $2,439,273
(Cost $2,494,393)

Written Options (h) - (0.1%)                                             (1,727)
(Premiums $2,767)

Other Assets and Liabilities (Net) - (4.5%)                            (104,743)
                                                                     ----------
Net Assets - 100.0%                                                  $2,332,803
                                                                     ==========


Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $   11,680

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                    (66,738)
                                                                     ----------

    Unrealized depreciation-net                                      $  (55,058)
                                                                     ==========

(b) Foreign currency forward contracts outstanding at March 31, 1995:

                                Principal
                                   Amount
                                  Covered       Expiration            Unrealized
Type                          By Contract            Month          Depreciation
--------------------------------------------------------------------------------
Sell           C$                  29,561             4/95            $    (270)
Sell           DM                   3,544             4/95                  (46)
                                                                     ----------
                                                                      $    (316)
                                                                     ==========

(c) Securities with an aggregate market value of $6,191 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                      Unrealized
Type                                                 Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (6/95)                           145        $      136
U.S. Treasury 5 Year Note (6/95)                           990               779
                                                                      ----------
                                                                      $      915
                                                                      ==========

(d) Variable rate security. The rate listed is as of March 31, 1995.

(e) Securities are grouped by coupon rate and represent a range of maturities.

(f) Security becomes interest bearing at a future date.

(g) Principal amount denoted in indicated currency:

    C$  -  Canadian Dollar
    DM  -  German Mark

(h) Premiums received on Written CME Put Options:

                                                           Premium        Market
Type                                             Par      Received         Value
--------------------------------------------------------------------------------
Eurodollar September Futures
   Strike @ 91.75 Exp. 9/18/95            $  200,000      $    129      $     20
   Strike @ 92.00 Exp. 9/18/95               700,000           346            87
   Strike @ 92.75 Exp. 9/18/95             4,000,000         2,176         1,600

Eurodollar December Futures
   Strike @ 91.00 Exp. 12/18/95              133,000           116            20
                                                       -------------------------
                                                          $  2,767      $  1,727
                                                       =========================

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Low Duration Fund II
                                                        [PIE GRAPH APPEARS HERE]
                                               Corporate Bonds and Notes   23.6%
                                                     U.S. Treasury Notes    8.1%
                                                  Short-Term Instruments    7.0%
                                              Mortgage-Backed Securities   67.3%
                                                                   Other    0.7%

March 31, 1955
                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)

--------------------------------------------------------------------------------
Corporate Bonds and Notes - 23.6%
--------------------------------------------------------------------------------
Banking and Finance - 20.2%
AT&T Capital Corp.
      6.990% due 10/04/96                           $   5,000        $    5,012
Chrysler Financial Corp.
      8.220% due 12/27/96                               2,000             2,032
CIT Group Holdings
      5.875% due 12/01/95                                 500               497
Citicorp
      9.900% due 03/14/96                               4,000             4,104
Ford Motor Credit Co.
      8.000% due 12/01/96                               5,000             5,062
Golden West Financial Corp.
      8.625% due 08/30/98                               3,000             3,092
Household Financial Corp.
      7.800% due 11/01/96                               3,200             3,229
IBM Credit Corp.
      4.840% due 03/04/96                               6,000             5,891
Salomon, Inc.
      4.630% due 07/26/95                               2,700             2,680
      8.550% due 02/17/97                               1,900             1,925
Transamerica Financial
      5.650% due 10/16/95                               1,000               994
                                                                        -------
                                                                         34,518
                                                                        =======
Industrials - 3.4%
Ford Motor Co.
      8.180% due 06/30/96                               2,598             2,717
General Motors Corp.
      9.750% due 05/15/99                               3,000             3,082
                                                                        -------
                                                                          5,799
                                                                        -------
Total Corporate Bonds and Notes                                          40,317
(Cost $40,212)                                                          =======

--------------------------------------------------------------------------------
U. S. Treasury Notes - 8.1%
--------------------------------------------------------------------------------

      4.000% due 01/31/96                               4,000             3,922
      5.500% due 04/30/96                              10,000             9,891
                                                                        -------
Total U. S. Treasury Notes                                               13,813
(Cost $13,761)                                                          -------

--------------------------------------------------------------------------------
U. S. Government Agency - 0.7%
--------------------------------------------------------------------------------

Government Trust Certificate - Israel
      9.250% due 11/15/96                               1,263             1,284
                                                                        -------
Total U. S. Government Agency                                             1,284
(Cost $1,316)                                                           =======

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 61.3%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 0.3%
     10.500% due 9/1/15-12/1/18 (e)                       544               581
                                                                        -------
Federal National Mortgage Association - 1.8%
      8.500% due 02/01/98 - 06/01/98 (e)                  169               173
      9.000% due 06/01/98                                 230               236
     10.500% due 05/01/12                               2,524             2,733
                                                                        -------
                                                                          3,142
                                                                        =======
Government National Mortgage Association - 14.5%
      7.000% due 07/20/23 (c)                          22,005            22,186
      7.500% due 03/15/24                                 475               460
      9.000% due 07/20/16 - 12/20/17 (e)                2,070             2,120
                                                                        -------
                                                                         24,766
                                                                        =======

Collateralized Mortgage Obligations - 25.1%
American Housing
      9.125% due 05/25/14                            $  3,767          $  3,773
American Southwest Financial
      7.500% due 10/01/18                               1,000               941
Capstead
      7.500% due 02/25/23                               3,000             2,939
Citicorp Mortgage
      9.500% due 10/25/15                               2,224             2,266
CMO Trust
      9.125% due 09/01/06                                  62                62
Collateralized Mortgage Securities Corp.
      9.000% due 04/25/10                               4,634             4,730
     11.875% due 04/01/15                                 479               532
Donaldson, Lufkin & Jenrette
      6.257% due 05/25/24 (c)                           4,596             4,649
Federal Home Loan Mortgage Corp.
     12.900% due 05/01/14                                 683               708
      8.600% due 06/15/19                               4,387             4,450
Federal National Mortgage Assn.
      9.250% due 10/25/18                                 307               321
      7.000% due 08/25/22                               1,000               962
General Electric Capital Corp.
      7.500% due 11/25/18                                 168               167
Lomas & Nettleton
     12.000% due 03/17/14                                 335               353
Merrill Lynch Trust
      9.100% due 04/20/00                               6,000             6,104
Prudential Home
      7.000% due 07/25/23                               3,554             3,529
Residential Funding
      7.500% due 10/25/22                               2,067             1,944
Resolution Trust Corp.
      8.625% due 10/25/21                               1,489             1,488
      6.139% due 10/25/21 (c)                             560               563
Ryland
     14.000% due 11/25/31                                 321               355
Salomon Mortgage
     12.125% due 04/01/16                                 190               217
UBS Mortgage
      8.000% due 07/25/20                               1,763             1,758
                                                                        -------
                                                                         42,811
                                                                        =======

Other Mortgage-Backed Securities - 19.6%
Citicorp Mortgage
      9.500% due 09/25/02                               2,491             2,549
Donaldson, Lufkin & Jenrette
      6.496% due 03/25/23 (c)                           2,120             2,123
Guardian
      8.075% due 07/25/19 (c)                             325               287
      7.581% due 10/27/19 (c)                             971               777
      6.868% due 07/25/20 (c)                           1,819             1,492
Kidder Peabody
      7.150% due 04/25/25                               2,946             2,787
Resolution Trust Corp.
      6.938% due 05/25/19 (c)                           3,310             3,194
Salomon Mortgage
      7.188% due 11/25/22 (c)                           6,606             6,624
Saxon Mortgage
      6.908% due 09/25/22 (c)                           6,083             6,199
Sears Mortgage
      6.500% due 03/25/17                                 642               563
      7.613% due 10/25/22 (c)                           4,497             4,739
      8.719% due 05/25/32 (c)                           2,047             2,080
                                                                        -------
                                                                         33,414
                                                                        -------
Total Mortgage-Backed Securities                                        104,714
                                                                        =======
(Cost $106,261)


Low Duration Fund II

March 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Short-Term Instruments - 7.0%
--------------------------------------------------------------------------------

Discount Notes - 2.7%
Chevron Oil Finance Co.
      5.970% due 05/01/95                            $  2,000          $  1,991
National Rural Utilities Cooperative
      6.000% due 05/23/95                                 400               397
Tampa Electric Co.
      6.030% due 04/24/95                               2,000             1,993
U. S. West Communications
      6.040% due 06/29/95                                 300               295
                                                                       --------
                                                                          4,676
                                                                       --------
Time Deposit - 0.5%
United Missouri Bank
      5.069% due 04/03/95                                 832               832
                                                                       --------
U. S. Treasury Bills - 3.8%
      6.135% due 11/16/95 (b)                             200               192
      6.555% due 11/16/95                               6,500             6,257
                                                                       --------
                                                                          6,449
                                                                       --------
Total Short-Term Instruments                                             11,957
(Cost $11,932)                                                         ========


Total Investments (a) - 100.7%                                         $172,085
(Cost $173,482)

Written Option (d) - 0.0%                                                   (20)
(Premium $129)

Other Assets and Liabilities (Net) - (0.7%)                              (1,199)
                                                                       --------
Net Assets - 100.0%                                                    $170,866
                                                                       ========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                            $  1,047

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (2,783)
                                                                       --------
    Unrealized depreciation-net                                        $ (1,736)
                                                                       ========
(b) Securities with an aggregate market value of $192
    have been segregated with the custodian to cover
    margin requirements for the following open future
    contracts at March 31, 1995:

                                                                    Unrealized
Type                                   Contracts                   Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (6/95)             20                     $      19
                                                                    ---------
U.S. Treasury 5 Year Note (6/95)            100                            78
                                                                    ---------
                                                                    $      97
                                                                    =========

(c) Variable rate security. The rate listed is as of March 31, 1995.


(d) Premium received on CME Written Put Option:

                                                       Premium       Market
Type                                       Par        Received        Value
--------------------------------------------------------------------------------
Eurodollar September Futures
      Strike @ 91.75 Exp. 9/18/95        $ 200         $   129        $  20

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Short-Term Fund

March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                               Corporate Bonds and Notes   34.1%
                                                  Short-Term Instruments    6.1%
                                                                   Other    6.2%
                                              Mortgage-Backed Securities   51.5%

                                              Principal
                                                 Amount         Value
                                                (000's)       (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 34.1%
--------------------------------------------------------------------------------
Banking and Finance - 18.0%
Banesto
      7.900% due 12/28/95 (b)                  $  1,000      $  1,000
Capital One Bank
      7.375% due 07/11/96 (b)                     2,200         2,201
      7.280% due 07/30/96 (b)                     1,000           999
Ford Motor Credit Co.
      7.685% due 04/05/99 (b)                     1,500         1,469
General Motors Acceptance Corp.
      8.800% due 04/04/96                         1,500         1,525
      8.800% due 07/08/96                         1,300         1,326
      5.250% due 12/09/96                         2,000         1,938
Household Finance Corp.
      6.460% due 10/08/03 (b)                         3             3
Kansallis-Osake
      8.438% due 09/30/43 (b)                     1,000         1,006
Salomon, Inc.
      7.458% due 04/05/95 (b)                       750           749
      7.075% due 06/21/95 (b)                       500           500
      6.325% due 03/14/96 (b)                       500           497
      6.575% due 03/15/96 (b)                       500           500
      6.917% due 10/21/96 (b)                       500           497
      7.500% due 06/15/99                         1,000         1,001
SKW Realty L.P.
      9.050% due 04/15/04                         1,000           993
                                                              -------
                                                               16,204
                                                              =======

Industrials - 11.0%
Avencor Ltd.
      9.220% due 06/30/96                         1,000         1,009
Chemical Waste Management
      0.000% due 08/16/10                         3,000         1,207
Delta Air Lines
      9.875% due 01/01/98                         1,000         1,040
Nafin Finance Trust
      8.731% due 03/31/99 (b)                       858           618
Time Warner, Inc.
      0.000% due 08/15/02 (c)                     1,290         1,253
Transco Energy
      9.500% due 12/01/95                         1,000         1,020
Triton Energy
      0.000% due 11/01/97                         1,500         1,185
WMX Technologies
      0.000% due 04/13/12                         7,000         2,520
                                                              -------
                                                                9,852
                                                              =======
Utilities - 5.1%
Cleveland Electric Illuminating Co.
      8.950% due 07/28/95                         1,200         1,203
CMS Energy
      0.000% due 10/01/97 (c)                     1,000           916
Commonwealth Edison Co.
      6.125% due 05/15/95                         2,500         2,498
                                                              -------
                                                                4,617
                                                              -------
Total Corporate Bonds and Notes                                30,673
(Cost $31,006)                                                =======

--------------------------------------------------------------------------------
U.S. Treasury Note - 3.9%
--------------------------------------------------------------------------------
      4.000% due 01/31/96                         3,600         3,530
                                                              -------
Total U.S. Treasury Note                                        3,530
(Cost $3,517)                                                 =======

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 51.5%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 1.8%
      6.921% due 11/01/22 (b)                     1,600         1,623
                                                              -------
Federal National Mortgage Association - 2.7%
      6.300% due 10/01/19 (b)                       269           273
      6.724% due 09/01/23 (b)                     2,181         2,167
                                                              -------
                                                                2,440
                                                              =======

Government National Mortgage Association -
10.7%
      6.500% due 07/20/24 - 09/20/24 (b)(e)       9,650         9,612
                                                              -------
Collateralized Mortgage Obligations - 8.9%
Donaldson, Lufkin & Jenrette
      7.750% due 10/17/20 (b)                     2,669         2,695
GE Capital Mortgage Services, Inc.
      6.500% due 01/25/24                         1,330         1,312
Housing Securities, Inc.
      6.750% due 05/25/20                           825           814
JP Morgan Acceptance Corp.
      9.000% due 10/20/07                           953           969
Prudential Bache
      5.997% due 09/01/18 (b)                        98            98
Prudential Home
      7.625% due 08/25/22                           554           551
Resolution Trust Corp.
      8.800% due 12/25/20 (b)                     1,447         1,462
      7.250% due 10/25/23                           160           160
                                                               ------
                                                                8,061
                                                               ======
Other Mortgage-Backed Securities - 14.9%
BRW Real Estate
      5.688% due 12/01/98 (b)                       652           649
Dime Savings
      6.385% due 11/25/18 (b)                       739           629
Donaldson, Lufkin & Jenrette
      7.807% due 09/01/21 (b)                       182           181
      6.532% due 04/25/22 (b)                       981           983
      7.131% due 02/25/23 (b)                     1,008         1,009
      6.579% due 05/25/23 (b)                     1,430         1,446
      6.862% due 12/25/23 (b)                       591           594
First Nationwide
      5.828% due 10/01/18 (b)                       112           110
Greenwich
      7.670% due 04/25/22 (b)                       448           454
      7.126% due 10/25/22 (b)                       459           461
Guardian
      6.841% due 12/25/19 (b)                       567           453
      7.018% due 02/25/20 (b)                       781           625
      7.429% due 02/25/20 (b)                       910           728
Resolution Trust Corp.
      6.000% due 01/15/04                         1,531         1,532
      6.176% due 07/25/19 (b)                       528           532
      6.675% due 04/25/21 (b)                       126           127
      6.863% due 07/25/21 (b)                        69            70
      6.419% due 06/25/24 (b)                     1,053         1,061
Ryland
      6.526% due 08/25/21 (b)                     1,260         1,253
      6.175% due 12/25/21 (b)                       502           509
                                                              -------
                                                               13,406
                                                              =======
Stripped Mortgage-Backed Securities - 12.5%
Federal Home Loan Mortgage Corp. (IO)
      7.000% due 01/15/08                         8,180           323
      7.000% due 05/15/21                        17,544         2,932
Federal National Mortgage Assn. (IO)
      6.000% due 10/25/23                         7,000           776
      7.000% due 07/25/06                        11,246         1,376


Short-Term Fund

March 31, 1995

                                              Principal
                                                 Amount         Value
                                                (000's)       (000's)
      6.500% due 12/25/06                     $  11,663    $    1,669
      7.000% due 05/25/13                         6,000           688
      6.500% due 06/25/17                         8,984         1,523
      6.500% due 10/25/23                         4,895           984
L.F. Rothchild Mortgage (PO)
      0.000% due 04/01/17                         1,131         1,028
                                                           ----------
                                                               11,299
                                                           ----------
Total Mortgage-Backed Securities                               46,441
(Cost $46,968)                                             ==========

Sovereign Issues - 2.3%

Cemex
     10.000% due 11/15/96                         1,000           837
Government of Malaysia
      6.500% due 10/19/05 (b)                     1,250         1,250
                                                           ----------
Total Sovereign Issues                                          2,087
(Cost $2,276)                                              ==========

Short-Term Instruments - 6.1%

Discount Notes - 5.7%
AT&T Corp.
      6.020% due 06/05/95                          100             99
      6.240% due 07/10/95                          500            491
Government of Mexico
     20.500% due 06/01/95                        1,000            951
     19.750% due 07/20/95                        3,900          3,556
                                                           ----------
                                                                5,097
                                                           ==========
Time Deposit - 0.2%
United Missouri Bank
      5.069% due 04/03/95                          202            202
                                                           ----------
U.S. Treasury Bill - 0.2%
      5.550% due 04/06/95                          200            200
                                                           ----------
Total Short-Term Instruments                                    5,499
(Cost $5,653)                                              ==========


Total Investments (a) - 97.9%                              $   88,230
(Cost $89,420)

Written Option (d) - (0.1%)                                       (46)
(Premium $139)

Other Assets and Liabilities (Net) - 2.2%                       1,930
                                                           ----------
Net Assets - 100.0%                                        $   90,114
                                                           ==========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation
    for all investments in which there was an
    excess of value over tax cost                          $      141

    Aggregate gross unrealized depreciation
    for all investments in which there was an
    excess of tax cost over value                              (1,342)
                                                           ----------
    Unrealized depreciation-net                            $   (1,201)
                                                           ==========

(b) Variable rate security. The rate listed is as of March 31, 1995.

(c) Security becomes interest bearing at a future date.

(d) Premium received on CME Written Option:

                                                                Premium   Market
Type                                       Par                 Received    Value
--------------------------------------------------------------------------------
Eurodollar December Futures
      Strike @ 92.00 Exp. 12/18/95           $ 114,000          $  139    $   46


(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Long-Term U.S. Government Fund

March 31, 1995

                                                        [PIE GRAPH APPEARS HERE]
                                                  Short-Term Instruments   26.8%
                                                                   Other    3.9%
                                              Mortgage-Backed Securities   68.7%

                                               Principal
                                                  Amount        Value
                                                 (000's)      (000's)
--------------------------------------------------------------------------------
U.S. Treasury Notes - 3.9%
--------------------------------------------------------------------------------

      3.875% due 08/31/95 (c)                 $     170     $     168
      4.000% due 01/31/96                         1,100         1,079
                                                            ---------
Total U.S. Treasury Notes                                       1,247
(Cost $1,243)                                               =========

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 68.7%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 2.5%
      6.921% due 11/01/22 (b)                       791           803
                                                            ---------

Federal Housing Administration - 0.8%
      7.640% due 11/01/19                           265           270
                                                            ---------


Government National Mortgage Association - 7.1%
      6.000% due 06/20/23 (b)                       924           909
      7.000% due 07/20/23 (b)                       880           887
      6.500% due 03/20/25 (b)                       495           493
                                                            ---------

                                                                2,289
                                                            =========

Collateralized Mortgage Obligations - 45.4%
Federal National Mortgage Assn.
      6.900% due 06/25/13                         2,604         2,591
      8.000% due 01/25/19                           531           533
      8.750% due 08/25/20                           500           514
      8.500% due 01/25/21                           614           624
      8.000% due 11/25/21                         1,287         1,193
      8.000% due 03/25/22                            95            96
      7.800% due 10/25/22                           603           570
      6.250% due 08/17/24                         1,556         1,037
Federal Home Loan Mortgage Corp.
      9.500% due 01/15/05                           236           246
      8.000% due 03/15/05                           425           426
      8.600% due 03/15/16                           154           155
      6.500% due 03/25/24                         2,077         1,566
      6.750% due 04/25/24                         1,315         1,093
      6.000% due 07/17/24                         1,301           859
Government National Mortgage Assn.
      7.988% due 07/16/24                           527           470
Prudential Home
      6.500% due 01/25/24                         1,000           819
      7.550% due 03/25/24                           925           872
Vendee Mortgage
      6.500% due 06/15/24                         1,575         1,037
                                                            ---------
                                                               14,701
                                                            =========

Other Mortgage-Backed Securities - 9.5%
GE Capital Mortgage
      7.500% due 03/25/19                           272           271
Residential Funding
      8.500% due 04/01/02                            54            55
Resolution Trust Corp.
      7.325% due 06/25/23 (b)                       732           735
      5.983% due 03/25/25 (b)                     1,000         1,016

Ryland
      6.763% due 11/20/22 (b)                     1,000         1,006
                                                            ---------
                                                                3,083
                                                            =========
Stripped Mortgage-Backed Securities - 3.4%
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 10/15/06                         1,602           182
      6.500% due 11/15/06                         1,607           206
      6.000% due 10/15/07                         1,781           194
Federal Home Loan Mortgage Corp. (IO)
      2.675% due 12/15/08                         4,338           154

Federal National Mortgage Assn. (IO)
      6.500% due 02/25/07                     $   1,013      $    123
      6.500% due 08/25/20                         1,000           227
                                                            ---------
                                                                1,086
                                                            ---------
Total Mortgage-Backed Securities                               22,232
(Cost $21,988)                                              ---------

--------------------------------------------------------------------------------
Purchased CME Put Option - 0.0%
--------------------------------------------------------------------------------

Eurodollar December Futures
      Strike @ 90.00 Exp. 12/18/95               25,000             1
                                                            ---------
Total Purchased CME Put Option                                      1
(Cost $ 6)                                                  =========

--------------------------------------------------------------------------------
OTC Interest Rate Caps - 0.0%
--------------------------------------------------------------------------------

3 Month LIBOR
      Strike @ 87.25 Exp. 12/18/95                3,000             0
      Strike @ 88.00 Exp. 09/18/95               25,000             1
                                                            ---------
Total OTC Interest Rate Caps                                        1
(Cost $1)                                                   =========

--------------------------------------------------------------------------------
Short-Term Instruments - 26.8%
--------------------------------------------------------------------------------

Discount Notes - 12.2%
Federal National Mortgage Assn.
      5.950% due 04/17/95                         1,000           998
United Parcel Service Co.
      5.990% due 04/17/95                           500           499
Ameritech Corp.
      6.400% due 07/28/95                         1,500         1,469
National Rural Utilities Cooperative
      6.020% due 05/25/95                         1,000           991
                                                            ---------
                                                                3,957
                                                            =========
Time Deposit - 0.4%
United Missouri Bank
      5.069% due 04/03/95                           140           140
                                                            ---------

U.S. Treasury Bills - 14.2%
      6.596% due 01/11/96                         4,500         4,289
      5.700% due 04/06/95 (c)                        10            10
      5.755% due 04/06/95                           190           190
      5.733% due 05/04/95 (c)                        45            45
      6.125% due 11/16/95 (c)                        50            48
                                                                4,582
                                                            ---------
Total Short-Term Instruments                                    8,679
(Cost $8,656)                                               =========


Total Investments (a) - 99.4%                              $   32,160
(Cost $31,894)

Written Options (d) - (0.1%)                                      (43)
(Premiums $130)

Other Assets and Liabilities (Net) - 0.7%                         232
                                                            ---------

Net Assets - 100%                                          $   32,349
                                                            =========

                                                                   45

Long-Term U.S. Government Fund
March 31, 1995

  Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
     in which there was an excess of value over tax cost.           $      359

     Aggregate gross unrealized depreciation for all investments
     in which there was an excess of tax cost over value.                  (93)
                                                                    ----------
     Unrealized appreciation-net                                    $      266
                                                                    ==========

(b) Variable rate security. The rate listed is as of March 31, 1995.

(c) Securities with an aggregate market value of $271 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                  Unrealized
Type                                       Contracts            Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (6/95)               141                   $  283


(d) Premiums received on CME Written Put Options:

                                                           Premium     Market
Type                                            Par       Received      Value
--------------------------------------------------------------------------------
Eurodollar September Futures
      Strike @ 91.25 Exp. 9/18/95          $ 10,000        $     7   $     0
      Strike @ 92.00 Exp. 9/18/95            15,000             19         2
      Strike @ 92.50 Exp. 9/18/95             5,000              7         1

Eurodollar December Futures
      Strike @ 91.00 Exp. 12/18/95            1,000              1         0
      Strike @ 91.50 Exp. 12/18/95           30,000             32         8
      Strike @ 92.00 Exp. 12/18/95           11,000             12         4
      Strike @ 92.25 Exp. 12/18/95            6,000              9         3

Eurodollar March Futures
      Strike @ 92.00 Exp. 3/18/96            10,000             12         7
      Strike @ 92.25 Exp. 3/18/96            22,000             31        18
                                                         -------------------
                                                           $   130   $    43
                                                         ===================

See Notes to Financial Statements

Schedule Of Investments
Foreign Fund
March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                                                     Italy  7.4%
                                                                     Other  9.8%
                                                                    Mexico 10.9%
                                                               Netherlands  5.1%
                                                            United Kingdom 14.1%
                                                    Short-Term Instruments 30.1%
                                                             United States 31.6%
                                                                   Germany 11.5%

                                          Principal
                                             Amount              Value
                                             (000's)            (000's)
--------------------------------------------------------------------------------
Belgium (c)(g) - 2.9%
--------------------------------------------------------------------------------
Kingdom of Belgium
      9.000% due 03/28/03           BF    180,000        $      6,765
                                                         ------------
Total Belgium                                                   6,765
(Cost $5,924)                                            ============


--------------------------------------------------------------------------------
Canada (c)(g) - 1.8%
--------------------------------------------------------------------------------
Hydro-Quebec
      6.563% due 09/30/49 (d)        $      4,000               3,388
Sears Canada
     11.700% due 07/10/00           C$      1,000                 780
                                                         ------------
Total Canada                                                    4,168
(Cost $4,346)                                            ============


--------------------------------------------------------------------------------
Denmark (c)(g) - 4.0%
--------------------------------------------------------------------------------
Government of Denmark
      6.125% due 04/15/98           DM      5,000               3,636
      7.000% due 12/15/04           DK     35,000               5,645
                                                         ------------
Total Denmark                                                   9,281
(Cost $8,232)                                            ============

--------------------------------------------------------------------------------
Germany (c)(g) - 11.5%
--------------------------------------------------------------------------------
German Unity Fund
      8.000% due 01/21/02           DM    35,000               26,756
                                                         ------------
Total Germany                                                  26,756
(Cost $26,076)                                           ============

--------------------------------------------------------------------------------
Italy (c)(g) - 7.4%
--------------------------------------------------------------------------------
Republic of Italy
      8.500% due 08/01/04           IL  30,000,000             13,361
    10.500% due 05/19/98                 3,000,000              1,755
      8.500% due 08/01/99                4,200,000              2,104
                                                         ------------
Total Italy                                                    17,220
(Cost $17,466)                                           ============


--------------------------------------------------------------------------------
Japan (c)(g)- 1.1%
--------------------------------------------------------------------------------
Tokyo Electric Power
      6.000% due 12/18/96           JY     200,000              2,454
                                                         ------------
Total Japan                                                     2,454
(Cost $1,644)                                            ============

--------------------------------------------------------------------------------
Mexico (c)(g) - 10.9%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
      8.000% due 05/06/98           DM      13,000              9,049
Banco Nacional de Obra y Servicios
     10.750% due 08/16/96            $         850                749
Bancomer
      8.000% due 07/07/98                    2,000              1,353
Nacional Financiera
     11.750% due 08/02/95                    4,480              4,256
      6.000% due 12/19/96                    1,000                799
      8.938% due 12/15/97                    1,018                758
Petroleos Mexicanos
      7.750% due 09/30/98           FF      44,000              6,436
United Mexican States
      5.820% due 06/28/01            $       4,500              2,025
                                                         ------------
Total Mexico                                                   25,425
(Cost $28,549)                                           ============

--------------------------------------------------------------------------------
Netherlands (c)(g) - 5.1%
--------------------------------------------------------------------------------
Government of Netherlands
      5.750% due 01/15/04           NG      20,000         $   11,761
                                                         ------------
Total Netherlands                                              11,761
(Cost $10,489)                                           ============

--------------------------------------------------------------------------------
United Kingdom (c)(g) - 14.1%
--------------------------------------------------------------------------------
United Kingdom Gilt
     10.250% due 11/22/99           BP      12,400             21,472
     13.500% due 03/26/08                       50                104
      9.750% due 08/27/02                    6,500             11,196
                                                         ------------
Total United Kingdom                                           32,772
(Cost $32,607)                                           ============

--------------------------------------------------------------------------------
United States - 31.6%
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 18.1%
Chrysler Financial Corp.
      4.710% due 11/17/95             $      3,000              2,964
General Motors Acceptance Corp.
      7.125% due 05/23/97                    3,000              2,979
      7.850% due 11/17/97                    9,000              9,079
Merrill Lynch & Co.
      7.350% due 02/26/96 (d)                5,000              4,900
Salomon, Inc.
      6.010% due 08/07/95                   10,000              9,967
      7.400% due 03/28/96                    7,800              7,790
Time Warner, Inc.
      0.000% due 08/15/02 (e)                3,500              3,399
Transcontinental Gas Pipeline
      6.210% due 05/15/00 (d)                1,000                989
                                                         ------------
                                                               42,067
                                                         ============

Mortgage-Backed Securities - 13.5%
Chase Mortgage
      7.500% due 11/25/23                      984                978
Collateralized Mortgage Obligation Trust
      9.000% due 05/01/14                      128                133
Countrywide Mortgage Backed Securities, Inc.
      6.487% due 11/25/24 (d)                  933                948
Federal Home Loan Mortgage Corp.
      4.750% due 02/15/04                    3,987              3,945
      9.050% due 06/15/19                      271                281
      9.000% due 11/15/19                      147                148
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 01/15/19                   35,787              4,361
Federal National Mortgage Assn.
      9.050% due 12/25/18                    2,725              2,850
Government National Mortgage Assn.
      7.000% due 09/20/24 (d)                1,137              1,147
Merrill Lynch & Co.
     11.450% due 10/01/15                    1,057              1,063
Morgan Stanley Mortgage Trust
      8.150% due 07/20/21                        7                  7
PaineWebber Mortgage
      7.000% due 10/25/23                    3,008              2,970
Resolution Trust Corp.
      6.788% due 12/15/04 (d)                2,746              2,753
      7.500% due 12/15/04 (d)                2,000              2,002
     10.622% due 05/25/24                      584                609
      7.750% due 04/25/28                    6,246              6,043
Sears Mortgage
      7.382% due 06/25/22 (d)                  373                372
      8.250% due 09/25/31                    1,100              1,120
                                                          -----------
                                                               31,730
                                                          -----------
Total United States                                            73,797
(Cost $74,488)                                            ===========


Foreign Fund
March 31, 1995

                                                    Principal
                                                       Amount            Value
                                                      (000's)          (000's)
--------------------------------------------------------------------------------
Purchased OTC Put Option (g) - 0.0%
--------------------------------------------------------------------------------

Japanese Yen v. U.S. Dollar
      Strike @ 100.00 Exp. 10/03/95             JY    600,000      $        35
                                                                   -----------
Total Purchased OTC Put Option                                              35
(Cost $160)                                                        ===========

--------------------------------------------------------------------------------
Short-Term Instruments - 30.1%
--------------------------------------------------------------------------------

Discount Notes - 28.8%
AT&T Corp.
      6.020% due 06/05/95                        $      7,500            7,416
      6.170% due 08/31/95                               9,200            8,955
Ameritech Corp.
      6.250% due 04/04/95                               1,500            1,500
      5.960% due 04/13/95                                 500              499
Federal National Mortgage Assn.
      6.350% due 04/17/95                               9,300            9,277
General Electric Capital Corp.
      6.350% due 04/07/95                               3,400            3,397
Government of Mexico
      7.733% due 07/20/95                               3,000            2,735
KFW International Finance
      5.970% due 04/19/95                                 900              898
      6.000% due 05/24/95                               6,000            5,949
Kimberly Clark Corp.
      5.960% due 04/24/95                               2,900            2,890
National Rural Utilities Cooperative
      5.970% due 04/13/95                               4,800            4,792
      5.970% due 04/20/95                               5,000            4,986
Procter & Gamble Co.
      5.970% due 04/07/95                               4,000            3,997
Province of British Columbia
      6.250% due 08/14/95                               1,500            1,465
Wisconsin Electric Power & Light
      5.960% due 04/17/95                               8,100            8,081
                                                                   -----------
                                                                        66,837
                                                                   ===========
Time Deposit - 0.2%
United Missouri Bank
      5.069% due 04/03/95                                 497              497
                                                                   -----------
U.S. Treasury Bills - 1.1%
      5.877% due 04/06/95 -  11/16/95 (b) (h)           2,700            2,643
                                                                   -----------
Total Short-Term Instruments                                            69,977
(Cost $70,186)                                                     ===========



Total Investments (a) - 120.5%                                     $   280,411
(Cost $280,167)

Written Options (f) - (0.4%)                                            (1,000)
(Premiums $373)

Other Assets and Liabilities (Net) - (20.1%)                           (46,711)
                                                                   -----------
Net Assets - 100.0%                                                $   232,700
                                                                   ===========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                        $     6,189

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                    (6,077)
                                                                   -----------

    Unrealized appreciation-net                                    $       112
                                                                   ===========

(b) Securities with an aggregate market value of $2,643 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                            Unrealized
                                                         Appreciation/
Type                                     Contracts      (Depreciation)
-----------------------------------------------------------------------
Australian Gov't 10 Year Bond                   20          $       9
French Gov't 10 Year Bond                      124                (54)
German Gov't 10 Year Bond                       41                 76
Italian Gov't 10 Year Bond                      60                (46)
Japanese Gov't 10 Year Bond                     47              2,834
                                                            ---------
                                                            $   2,819
                                                            =========

(c) Forward currency contracts outstanding at March 31, 1995:

                                                             Unrealized
                                         Expiration       Appreciation/
Type                           Amount         Month      (Depreciation)
------------------------------------------------------------------------
Sell           BF              16,200          4/95         $      (14)
Sell           BF             194,017          4/95               (193)
Buy            BP               6,800          4/95                (38)
Sell           BP              21,097          4/95               (359)
Sell           C$               1,320          4/95                (12)
Sell           DK              30,387          4/95               (260)
Sell           DM              19,619          4/95               (256)
Buy            FF              30,614          4/95                197
Sell           FF              80,835          4/95               (711)
Sell           IL           5,591,385          4/95                 29
Sell           JY           1,276,131          4/95               (639)
Sell           NG              19,162          4/95               (289)
Sell           SF                   2          4/95                  0
Buy            SP              19,143          4/95                  3
                                                            ----------
                                                            $   (2,542)
                                                            ==========

(d) Variable rate security. The rate listed is as of March 31, 1995.

(e)  Security becomes interest bearing at a future date.

(f)  Premiums received on OTC Written Options:

                                                            Premium    Market
Type                                                Par    Received     Value
-------------------------------------------------------------------------------
Call German Mark v. U.S. Dollar
      Strike @ 1.36 Exp. 4/18/95           DM   13,600       $   92    $  147

Call Japanese Yen v. U.S. Dollar
      Strike @ 92.00 Exp. 10/03/95         JY  600,000          189       679
      Strike @ 114.00 Exp. 5/31/95             962,000           41       165

Put Japanese Yen v. U.S. Dollar
      Strike @ 108.00 Exp. 10/03/95            600,000           51         9
                                                         --------------------
                                                             $  373    $1,000
                                                         ====================

(g)  Principal amount denoted in indicated currency:

        BF    -  Belgian Franc
        BP    -  British Pound
        C$    -  Canadian Dollar
        DK    -  Danish Kroner
        DM    -  German Mark
        FF    -  French Franc
        IL    -  Italian Lira
        JY    -  Japanese Yen
        NG    -  Netherlands Guilder
        SF    -  Swiss Franc
        SP    -  Spanish Peseta

(h) Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Global Fund
March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                                                  Germany  11.3%
                                                           United Kingdom   5.1%
                                                   Short-Term Instruments  32.7%
                                                            United States  46.7%
                                                                    Other   9.9%

                                                 Principal
                                                    Amount               Value
                                                   (000's)             (000's)
-------------------------------------------------------------------------------
  Canada (b)(f) - 2.9%
-------------------------------------------------------------------------------
Government of Canada
      9.000% due 12/01/04                   C$        3,000          $   2,201
                                                                     ----------
Total Canada                                                             2,201
(Cost $2,182)                                                        ==========

-------------------------------------------------------------------------------
  Denmark (f) - 1.5%
-------------------------------------------------------------------------------

Government of Denmark
      7.000% due 12/15/04                   DK        7,000              1,129
                                                                     ----------
Total Denmark                                                            1,129
(Cost $1,031)                                                        ==========

-------------------------------------------------------------------------------
  Germany (b)(f) - 11.3%
-------------------------------------------------------------------------------

German Unity Fund
      8.000% due 01/21/02                   DM        8,500              6,497
Government of Germany
      7.125% due 01/29/03                    $        2,900              2,110
                                                                     ----------
Total Germany                                                            8,607
(Cost $8,133)                                                        ==========

-------------------------------------------------------------------------------
  Italy (b)(f) - 3.4%
-------------------------------------------------------------------------------

Republic of Italy
      7.438% due 08/01/04                   IL    3,750,000              1,670
     10.500% due 06/20/98                         1,625,000                943
                                                                     ----------
Total Italy                                                              2,613
(Cost $2,679)                                                        ==========

-------------------------------------------------------------------------------
  Mexico (b)(f) - 2.1%
-------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
      8.000% due 05/06/98                   DM          500                348
Banco Nacional de Obra y Servicios
     10.750% due 08/16/96                    $          500                440
Cemex
     10.000% due 11/15/96                             1,000                837
                                                                     ----------
Total Mexico                                                             1,625
(Cost $1,840)                                                        ==========

-------------------------------------------------------------------------------
  United Kingdom (b)(f) - 5.1%
-------------------------------------------------------------------------------

United Kingdom Gilt

     10.250% due 11/22/99                   BP        2,250              3,896
                                                                     ----------
Total United Kingdom                                                     3,896
(Cost $3,851)                                                        ==========

-------------------------------------------------------------------------------
  United States - 46.7%
-------------------------------------------------------------------------------

Corporate Bonds and Notes - 16.7%

CTC Mansfield Funding
     11.125% due 09/30/16                    $          700                690
General Motors Acceptance Corp.
      6.250% due 11/20/95                             2,000              1,993
      6.750% due 05/20/96                             1,000                996
Occidental Petroleum
     11.750% due 03/15/11                             1,000              1,087
PaineWebber, Inc.
      8.875% due 03/15/05                             2,500              2,494
Salomon, Inc.
      6.010% due 08/07/95                             2,000              1,993
      7.400% due 03/28/96                             3,000              2,996
United Air Lines
     10.670% due 05/01/04                               500                542
                                                                     ----------
                                                                        12,791
                                                                     ==========

U. S. Treasury Notes - 2.7%

      3.875% due 08/31/95 (c)               $           130          $     129
      4.250% due 12/31/95                             2,000              1,969
                                                                     ----------
                                                                         2,098
                                                                     ==========

Mortgage-Backed Securities - 27.3%

Countrywide
      6.487% due 11/25/24 (d)                           467                474
Federal Home Loan Mortgage Corp.
      7.130% due 05/01/23 (d)                         2,230              2,218
Federal Housing Administration
      7.399% due 02/01/21                             1,743              1,717
Federal National Mortgage Assn.
      5.809% due 03/01/24 (d)                           916                891
      5.763% due 11/01/23 (d)                         1,669              1,645
      6.500% due 04/01/09                               962                915
      7.500% due 11/01/01-01/01/02 (g)                1,527              1,527
Government National Mortgage Assn.
      6.500% due 07/20/22-06/20/23 (d)(g)             3,380              3,377
MDC Mortgage Funding
      6.776% due 01/25/25 (d)                         1,959              2,029
Residential Funding
      5.983% due 03/25/25 (d)                         5,000              5,080
Resolution Trust Corp.
      8.000% due 04/25/25                             1,000                984
                                                                     ----------
                                                                        20,857
                                                                     ----------
Total United States                                                     35,746
(Cost $35,652)                                                       ==========

--------------------------------------------------------------------------------
  Purchased OTC Put Option (f) - 0.0%
-------------------------------------------------------------------------------

Japanese Yen v. U.S. Dollar
Strike @ 100.00 Exp. 10/03/95               JY      100,000                  6
                                                                     ----------
Total Purchased OTC Put Option                                               6
(Cost $26)                                                           ==========

-------------------------------------------------------------------------------
  Short-Term Instruments - 32.7%
-------------------------------------------------------------------------------

Discount Notes - 28.8%

Abbott Laboratories
      5.950% due 04/11/95                    $        2,200              2,197
Ameritech
      5.960% due 04/13/95                             3,500              3,494
Canadian Wheat Board
      5.940% due 04/18/95                               700                698
Government of Mexico
     28.000% due 07/27/95                               963                873
     19.750% due 07/20/95                             1,300              1,185
Hewlett Packard
      5.940% due 04/11/95                             3,500              3,495
New South Wales Treasury
      6.080% due 06/14/95                             3,000              2,962
Procter & Gamble Co.
      5.950% due 04/06/95                             1,300              1,299
      5.970% due 04/07/95                             1,800              1,799
Province of Quebec
      6.150% due 07/13/95                             2,700              2,652
Rockwell International
      6.000% due 05/09/95                             1,100              1,093
U.S. West Communications
      6.000% due 04/10/95                               300                300
                                                                     ----------
                                                                        22,047
                                                                     ==========

Time Deposit - 2.7%

United Missouri Bank
      5.069% due 04/03/95                             2,038              2,038
                                                                     ==========

U. S. Treasury Bills - 1.2%
      5.774% due 05/04/95-11/16/95 (c) (g)  $           545          $     534
      6.500% due 01/11/96                               400                381
                                                                     ----------
                                                                           915
                                                                     ----------
Total Short-Term Instruments                                            25,000
(Cost $25,060)                                                       ==========


Total Investments (a) - 105.7%                                       $  80,823
(Cost $80,454)

Written Options (e) - (0.3%)                                              (198)
(Premiums $102)

Other Assets and Liabilities (Net) - (5.4%)                             (4,149)
                                                                     ----------

Net Assets - 100.0%                                                  $  76,476
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $     914

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                      (545)
                                                                     ----------

    Unrealized appreciation-net                                      $     369
                                                                     ==========

(b) Foreign currency forward contracts outstanding at March 31, 1995:

                                 Principal
                                    Amount                          Unrealized
                                   Covered      Expiration       Appreciation/
Type                           By Contract           Month      (Depreciation)
-------------------------------------------------------------------------------
Buy            A$                      685            4/95           $      (6)
Buy            BF                   55,914            4/95                  56
Buy            BP                    2,432            4/95                  69
Sell           BP                      212            4/95                  (6)
Sell           BP                    1,378            4/95                 (41)
Buy            C$                      683            4/95                   6
Sell           C$                    3,167            4/95                 (33)
Buy            DM                    5,351            4/95                  70
Buy            FF                   23,733            4/95                 209
Buy            IL                3,064,656            4/95                 (16)
Buy            JY                  655,613            4/95                 328
Buy            NG                    3,248            4/95                  49
Buy            SP                  241,764            4/95                  33
Buy            SK                    6,200            4/95                 (11)
                                                                     -----------
                                                                     $     707
                                                                     ===========


(c) Securities with an aggregate market value of $663 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                    Unrealized
                                                                 Appreciation/
Type                                             Contracts      (Depreciation)
-------------------------------------------------------------------------------
French Gov't 10 Year Bond                               46           $      30
German Gov't 10 Year Bond                               18                  35
Japanese Gov't 10 Year Bond                              8                 452
U.S. Treasury 30 Year Bond (6/95)                       20                  (9)
U.S. Treasury 10 Year Note (6/95)                       90                 112
                                                                     ----------
                                                                     $     620
                                                                     ==========

(d) Variable rate security. The rate listed is as of March 31, 1995.

(e) Premiums received on OTC Written Options:

                                                         Premium        Market
Type                                          Par       Received         Value
-------------------------------------------------------------------------------
Call German Mark v. U.S. Dollar
      Strike @ 1.36 Exp. 04/18/95    DM     4,080         $   28       $    44

Put German Mark v. U.S. Dollar
      Strike @ 1.43 Exp. 04/18/95           4,283             28            12

Call Japanese Yen v. U.S. Dollar
      Strike @ 92.00 Exp. 10/03/95   JY   100,000             31           113
      Strike @ 114.00 Exp. 05/31/95       159,000              7            27

Put Japanese Yen v. U.S. Dollar
      Strike @108.00 Exp. 10/03/95        100,000              8             2
                                                      -------------------------
                                                          $  102       $   198
                                                      =========================

(f) Principal amount denoted in indicated currency:

    A$ -   Australian Dollar
    BF -   Belgian Franc
    BP -   British Pound
    C$ -   Canadian Dollar
    DK -   Danish Kroner
    DM -   German Mark
    FF -   French Franc
    IL -   Italian Lira
    JY -   Japanese Yen
    NG -   Netherlands Guilder
    SK -   Swedish Krona
    SP -   Spanish Peseta

 (g) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

High Yield Fund
March 31, 1995
                                                        [PIE GRAPH APPEARS HERE]
                                               Mortgage-Backed Securities  10.0%
                                                   Short-Term Instruments   6.0%
                                                                    Other   2.4%
                                                Corporate Bonds and Notes  80.5%

                                                 Principal
                                                    Amount              Value
                                                   (000's)             (000's)
-------------------------------------------------------------------------------
  Corporate Bonds and Notes - 80.5%
-------------------------------------------------------------------------------

Banking and Finance - 3.4%

Navistar Financial
      8.875% due 11/15/98                    $        5,750          $   5,592
Phoenix RE Corp.
      9.750% due 08/15/03                             5,550              5,661
                                                                     ----------
                                                                        11,253
                                                                     ==========

Industrials - 68.3%

Abbey Healthcare Group
      9.500% due 11/01/02                             5,720              5,849
Act III Broadcasting
      9.625% due 12/15/03                             6,740              6,504
Alliant Techsystems, Inc.
     11.750% due 03/01/03                             3,500              3,528
American Airlines
     10.610% due 03/04/10                               650                710
American Standard
     11.375% due 05/15/04                             3,000              3,255
Ametek, Inc.
      9.750% due 03/15/04                             7,000              7,262
Bally's Grand
     10.375% due 12/15/03                             3,050              2,882
Benedek Broadcasting Corp.
     11.875% due 03/01/05                             3,500              3,487
Cablevision Systems
     10.750% due 04/01/04                             3,640              3,749
      9.875% due 04/01/23                             3,000              2,805
Century Communication
     11.875% due 10/15/03                             5,000              5,238
Continental Cablevision
     11.000% due 06/01/07                             3,810              4,039
      9.500% due 08/01/13                             1,000                965
Delta Air Lines
     10.790% due 03/26/14                             2,264              2,463
     10.500% due 04/30/16                             2,000              2,127
Doskocil Companies, Inc.
      9.750% due 07/15/00                             3,000              2,760
Embassy Suites
      8.750% due 03/15/00                             6,000              5,895
Ferrell Gas
     10.000% due 08/01/01                             5,350              5,484
Figgie International, Inc.
      9.875% due 10/01/99                             6,490              6,034
Fleming Companies, Inc.
     10.625% due 12/15/01                             1,750              1,772
Groupe Videotron
     10.625% due 02/15/05                             1,250              1,269
Gulf Canada Resources
      9.250% due 01/15/04                             7,750              7,363
J.Q. Hammons Hotels
      8.875% due 02/15/04                             4,500              4,208
HS Resources
      9.875% due 12/01/03                             6,000              5,760
Jones Intercable, Inc.
      9.625% due 03/15/02                             3,000              3,007
Nuevo Energy Co.
     12.500% due 06/15/02                             5,204              5,464
OSI Specialties, Inc.
      9.250% due 10/01/03                             6,500              6,048
Owens Illinois
     11.000% due 12/01/03                             6,000              6,435
Pathmark Stores, Inc.
      9.625% due 05/01/03                             7,000              6,580
      0.000% due 11/01/03 (b)                         3,000              1,620
Repap Wisconsin, Inc.
      9.250% due 02/01/02                             6,750              6,328
Revlon Consumer Products Corp.
      9.500% due 06/01/99                             3,500              3,290
RJR Nabisco
      8.625% due 12/01/02                             5,500              5,411
Rogers Cablesystems, Inc.
     10.000% due 03/15/05                             4,250              4,229
Rogers Cantel Mobile
     10.750% due 11/01/01                             6,430              6,575
Rykoff Sexton
      8.875% due 11/01/03                             5,000              4,725
Schuller International Group
     10.875% due 12/15/04                             4,000              4,220
SCI Television
     11.000% due 06/30/05                             6,175              6,314
Sequa Corp.
     10.000% due 05/14/01                             1,500              1,422
     10.150% due 05/15/01                             3,500              3,430
Showboat, Inc.
      9.250% due 05/01/08                             2,900              2,530
Stone Consolidated
     10.250% due 12/15/00                             5,500              5,555
Super Rite Foods
     10.625% due 04/01/02                             5,000              4,950
Sweetheart Cup Co.
      9.625% due 09/01/00                             6,500              6,289
Tenet Healthcare Corp.
     10.125% due 03/01/05                             2,500              2,581
      9.625% due 09/01/02                             3,500              3,596
TransTexas Gas
     10.500% due 09/01/00                             7,000              7,044
Triton Energy
      0.000% due 11/01/97                             8,450              6,675
United Air Lines
     10.670% due 05/01/04                             2,000              2,169
U.S. Gypsum Corp.
      9.250% due 09/15/01                             6,500              6,305
West Point Stevens
      8.750% due 12/15/01                             6,000              5,655
World Color Press, Inc.
      9.125% due 03/15/03                             6,185              5,845
                                                                     -----------
                                                                       229,700
                                                                     ===========

Utilities - 8.8%

AES Corp.
      9.750% due 06/15/00                             5,535              5,487
California Energy
      0.000% due 01/15/04 (b)                         9,490              7,165
CMS Energy
      0.000% due 10/01/99 (b)                         4,950              4,814
CTC Mansfield Funding
     11.125% due 09/30/16                             7,000              6,895
Long Island Lighting Co.
      7.050% due 03/15/03                             5,000              4,253
Wilmington Trust Co. - Tucson Electric
     10.211% due 01/01/09                               500                455
     10.732% due 01/01/13                               720                660
                                                                     ----------
                                                                        29,729
                                                                     ----------
Total Corporate Bonds and Notes                                        270,682
(Cost $272,469)                                                      ==========

-------------------------------------------------------------------------------
  U.S. Treasury Note - 0.3%
-------------------------------------------------------------------------------

      4.000% due 01/31/96                              900                 883
                                                                     ----------
Total U.S. Treasury Note                                                   883
(Cost $878)                                                          ==========

                                                 Principal
                                                    Amount               Value
                                                   (000's)             (000's)
-------------------------------------------------------------------------------
  Mortgage-Backed Securities - 10.0%
-------------------------------------------------------------------------------

Collateralized Mortgage Obligations - 3.2%

Resolution Trust Corp.
      9.250% due 06/25/23                    $        3,682          $   3,695
      8.835% due 12/25/23                             3,577              3,239
      9.500% due 05/25/24                               240                231
      8.500% due 03/25/25                               459                447
Structured Asset Securities Corp.
      7.050% due 11/25/02                             4,000              3,007
                                                                     ----------
                                                                        10,619
                                                                     ==========

Other Mortgage-Backed Securities - 4.2%

Consumer Obligation Structured Trust
      6.960% due 12/01/19                             1,192              1,189
Kearny St. Real Estate Co.
      9.560% due 07/15/03                             1,000              1,004
Resolution Trust Corp.
     10.500% due 01/15/04                             5,000              5,002
SKW Realty L.P.
     10.750% due 04/15/04                             7,000              7,010
                                                                     -----------
                                                                        14,205
                                                                     ===========

Stripped Mortgage-Backed Securities - 2.6%

Federal Home Loan Mortgage Corp. (IO)
      6.500% due 10/15/08                             1,566                229
      6.500% due 04/15/22                             6,300              1,159
      7.000% due 12/15/23                             2,750                942
Federal National Mortgage Assn. (IO)
      6.000% due 07/25/05                             5,500                796
      7.000% due 11/25/06                             6,107                746
      7.000% due 07/25/08                            10,000              1,734
      6.500% due 06/25/17                             5,000                845
Fund America (IO)
      9.590% due 10/20/21 (d)                         3,367                979
Prudential Home (IO)
      0.251% due 05/25/24 (d)                       121,881              1,369
                                                                     -----------
                                                                         8,799
                                                                     ----------
Total Mortgage-Backed Securities                                        33,623
(Cost $33,221)                                                       ==========

-------------------------------------------------------------------------------
  Sovereign Issues - 2.1%
-------------------------------------------------------------------------------

First Mexican Acceptance Corp.
      8.750% due 09/15/96                             1,000                730
Republic of Argentina
      6.500% due 03/31/05                             5,000              2,650
      4.250% due 03/31/23                             2,000                800
Third Mexican Acceptance Corp.
      7.370% due 03/15/98                             1,000                640
United Mexican States
      6.250% due 12/31/19                             5,000              2,337
                                                                     ----------
Total Sovereign Issues                                                   7,157
(Cost $9,259)                                                        ==========

-------------------------------------------------------------------------------
  Short-Term Instruments - 6.0%
-------------------------------------------------------------------------------

Discount Notes - 5.5%

Abbott Laboratories
      5.960% due 04/25/95                             1,700              1,694
Campbell Soup Co.
      6.520% due 10/26/95                             5,200              5,009
Government of Canada
      5.940% due 04/10/95                               300                300
General Electric Capital Corp.
      6.730% due 10/11/95                             3,000              2,898
Government of Mexico
     19.050% due 04/27/95                               500                490
     17.100% due 07/20/95                             1,000                912
     19.750% due 07/20/95                             3,000              2,735
Kellogg Co.
      5.950% due 04/03/95                             1,000              1,000
Province of British Columbia
      6.010% due 05/04/95                             3,500              3,482
                                                                     ----------
                                                                        18,520
                                                                     ==========

Time Deposit - 0.4%

United Missouri Bank
      5.069% due 04/03/95                             1,237              1,237
                                                                     ----------

U. S. Treasury Bill - 0.1%

      6.310% due 02/08/96                               500                474
                                                                     ----------
Total Short-Term Instruments                                            20,231
(Cost $20,369)                                                       ==========

Total Investments (a) - 98.9%                                        $ 332,576
(Cost $336,196)

Written Option (c) - (0.0%)                                                (28)
(Premium $50)

Other Assets and Liabilities (Net) - 1.1%                                3,803
                                                                     ----------

Net Assets - 100.0%                                                  $ 336,351
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $   4,374

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                    (8,087)
                                                                     ----------

    Unrealized depreciation-net                                      $  (3,713)
                                                                     ==========

(b) Security becomes interest bearing at a future date.

(c) Premium received on OTC Written Call Option:


                                                          Premium       Market
Type                                           Par       Received        Value
-------------------------------------------------------------------------------
Mexican Brady Par Bond
      Strike @ 55.00 Exp. 6/12/95          $  5,000        $   50    $     28


(d) Variable rate security. The rate listed is as of March 31, 1995.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Growth Stock Fund
March 31, 1995
                                     [PIE GRAPH APPEARS HERE]
                   16.5%  Consumer Discretionary          Consumer Staples 36.5%
                   11.1%  Capital Goods                              Other  1.4%
                    2.6%  Services                         Basic Materials  6.1%
                    8.6%  Utilities/Telecommunications          Technology 12.5%
                    2.4%  Energy
                    3.6%  Financial Services

                                                                        Value
                                                 Shares               (000's)
--------------------------------------------------------------------------------
Common Stocks - 99.9%
--------------------------------------------------------------------------------

Energy - 2.4%
British Petroleum Co. PLC                         1,100               $    92
Coastal Corp.                                     2,600                    75
Phillips Petroleum                                2,900                   106
Smith International, Inc. (b)                     6,700                    96
                                                                      -------
                                                                          369
                                                                      =======

Technology - 12.5%
Adaptec, Inc. (b)                                 5,700                   188
BMC Software, Inc. (b)                            2,500                   159
Cabletron Systems, Inc. (b)                       1,400                    63
Compaq Computer Corp. (b)                         2,000                    69
DSC Communications                                1,000                    32
Exabyte Corp.                                     8,000                   139
Intel Corp.                                       1,800                   153
Linear Technology Corp.                           2,000                   112
Microsoft Corp. (b)                               3,200                   228
Motorola, Inc.                                    7,800                   426
Oracle Systems Corp. (b)                          9,450                   295
Sensormatic Electronics Corp.                     2,200                    62
                                                                      -------
                                                                        1,926
                                                                      =======

Consumer Discretionary - 16.5%
A. H. Belo Corp. "A"                              5,300                   307
Chrysler Corp.                                    1,000                    42
Danaher Corp.                                     4,800                   137
Walt Disney Co.                                   9,700                   518
Echlin, Inc.                                      2,900                   112
Ford Motor Co.                                    1,500                    40
Home Depot, Inc.                                  4,200                   186
Magna International, Inc. "A"                     1,100                    42
Morrison Restaurants, Inc.                        3,800                    84
Newell Co.                                       11,800                   301
Nike, Inc. "B"                                    1,300                    97
Office Depot, Inc.                                7,400                   180
Pep Boys - Manny Moe & Jack                       2,900                    90
Shaw Industries, Inc.                             8,000                   106
Wal - Mart Stores, Inc.                           8,900                   227
Wellman, Inc.                                     3,200                    81
                                                                      -------
                                                                        2,550
                                                                      =======

Consumer Staples - 36.5%
Abbott Laboratories                              10,300                   367
Albertsons, Inc.                                  7,300                   236
American Stores Co.                              10,100                   259
Amgen, Inc.                                       2,800                   189
Campbell Soup Co.                                10,600                   513
Coca-Cola Co.                                     6,500                   367
Colgate-Palmolive Co.                             2,500                   165
Columbia HCA Healthcare Corp.                     1,400                    60
Conagra, Inc.                                     4,400                   146
Dentsply International, Inc.                      1,100                    38
Diagnostic Products Corp.                         1,000                    35
Flowers Industries, Inc.                          9,900                   178
Foundation Health Corp. (b)                       1,200                    39
IBP, Inc.                                         7,600                   248
Johnson & Johnson Co.                             9,600                   571
Kroger Co. (b)                                    4,600                   121
Merck & Co.                                       4,700                   200
Pfizer, Inc.                                      5,000                   429
The Procter & Gamble Co.                          5,800                   384
Sara Lee Corp.                                    7,800                   204
Schering Plough Corp.                             2,500                   186
Sysco Corp.                                       8,300                   218
Tecnol Medical Products, Inc.                     2,000                    37
U. S. Healthcare, Inc.                            3,500                   154
Unilever N.V.                                     2,100                   276
                                                                      -------
                                                                        5,620
                                                                      =======

Financial Services - 3.6%

AFLAC, Inc.                                       2,800                   113
Advanta Corp. "A"                                 3,900                   131
American International Group, Inc.                  700                    73
Federal National Mortgage Assn.                     400                    32
Finova Group, Inc.                                2,900                    96
First USA, Inc.                                   2,000                    84
SunAmerica, Inc.                                    700                    30
                                                                      -------
                                                                          559
                                                                      =======

Utilities/Telecommunications - 8.6%
Ameritech Corp.                                   5,300                   219
California Energy Co., Inc.                      14,300                   229
Century Telephone Enterprise                      4,300                   131
Enron Corp.                                       3,500                   115
Frontier Corp.                                   14,400                   326
Nova Corp.                                        6,300                    55
Telephone & Data Systems, Inc.                    2,000                    79
Transco Energy Co.                                1,597                    30
Williams Companies, Inc.                          4,900                   150
                                                                      -------
                                                                        1,334
                                                                      =======

Basic Materials - 6.1%
Bowater, Inc.                                     7,000                   250
Monsanto Co.                                        500                    40
Morton International, Inc.                       12,200                   354
Owens Illinois, Inc. (b)                          3,600                    41
Pentair, Inc.                                       900                    38
Willamette Industries, Inc.                       3,900                   212
                                                                      -------
                                                                          935
                                                                      =======

Capital Goods - 11.1%
Boeing Co.                                          800                    43
Browning-Ferris Industries, Inc.                  8,100                   275
Donaldson Co., Inc.                               5,500                   138
Federal Signal Corp.                             10,400                   225
General Electric Co.                              7,600                   411
Georgia-Pacific Corp.                             1,400                   112
Lennar Corp.                                     10,600                   171
Nordson Corp.                                       700                    39
Thermo Electron Corp. (b)                         3,900                   198
Trimas Corp.                                      2,800                    62
Wheelabrator Techology, Inc.                      2,900                    40
                                                                      -------
                                                                        1,714
                                                                      =======

Services - 2.6%
Cintas Corp.                                      3,300                   125
Pittston Services Group                           5,400                   149
Tyco International, Ltd.                          2,500                   132
                                                                      -------
                                                                          406
                                                                      -------
Total Common Stocks                                                    15,413
                                                                      =======
(Cost $13,853)

                                              Principal
                                                 Amount                 Value
                                                (000's)               (000's)
--------------------------------------------------------------------------------
Short-Term Instruments - 1.4%
--------------------------------------------------------------------------------

Discount Note - 0.6%
Kimberly Clark Corp.
      6.000% due 05/24/95                        $  100               $    99

Time Deposit - 0.8%
United Missouri Bank
      5.069% due 04/03/95                           127                   127
                                                                      -------
Total Short-Term Instruments                                              226
(Cost $226)                                                           =======



Total Investments (a) - 101.3%                                        $15,639
(Cost $14,079)

Written Options (c) - (0.0%)                                               (4)
 (Premium $4)

Other Assets and Liabilities (Net) - (1.3%)                              (206)
                                                                      -------
Net Assets - 100.0%                                                   $15,429
                                                                      =======

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $ 1,722

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (193)
                                                                      -------
    Unrealized appreciation-net                                       $ 1,529
                                                                      =======

(b) Non-income producing security.

(c) Premiums received on AMEX Written Call Options:

                                                            Premium    Market
Type                                            Shares     Received     Value
--------------------------------------------------------------------------------
Pfizer, Inc.
      Strike @ 90.00 Exp. 5/20/95                2,500     $      2    $    2

Amgen, Inc.
      Strike @ 70.00 Exp. 5/20/95                1,400            2         2
                                                           ------------------
                                                           $      4    $    4
                                                           ==================

See Notes to Financial Statements

Schedule Of Investments

StocksPLUS Fund

March 31, 1995
                                                       [PIE GRAPH APPEARS HERE]
                                                                   Other   2.0%
                                                  Short-Term Instruments  26.9%
                                                     U.S. Treasury Notes  15.5%
                                               Corporate Bonds and Notes  28.3%
                                              Mortgage-Backed Securities  25.9%

                                              Principal
                                                 Amount                 Value
                                                (000's)               (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 28.3%
--------------------------------------------------------------------------------

Banking and Finance - 17.0%
Capital One Bank
      7.375% due 07/11/96 (b)                 $     600               $   600
      7.280% due 07/30/96 (b)                       500                   500
Den Danske Bank
      5.250% due 06/30/00 (b)                       450                   454
Ford Motor Credit Co.
      7.270% due 11/09/98 (b)                       500                   497
      7.460% due 03/30/99 (b)                       250                   248
      7.685% due 04/05/99 (b)                       340                   333
General Motors Acceptance Corp.
      8.125% due 01/27/97                         1,500                 1,520
Home Savings of America
    10.500% due 06/12/97                            750                   771
Kansallis-Osake
      8.438% due 09/30/43 (b)                       500                   503
Salomon, Inc.
      6.375% due 02/05/96                           500                   496
      6.917% due 10/21/96 (b)                       500                   497
      5.977% due 04/05/99 (b)                       500                   495
SKW Realty L.P.
      9.050% due 04/15/04                         1,000                   993
                                                                      -------
                                                                        7,907
                                                                      =======
Industrials - 7.9%
Avencor Ltd.
      9.220% due 06/30/96                         1,000                 1,009
Chemical Waste Management
      0.000% due 08/16/10                         2,750                 1,107
Occidental Petroleum
    11.750% due 03/15/11                            750                   815
Time Warner, Inc.
      0.000% due 08/15/02 (c)                       750                   728
                                                                      -------
                                                                        3,659
                                                                      =======
Utilities - 3.4%
CMS Energy
      0.000% due 10/01/97 (c)                       250                   229
Commonwealth Edison Co.
      6.125% due 05/15/95                           650                   650
      5.500% due 07/15/95                           500                   498
Transcontinental Gas Pipeline
      9.000% due 11/15/96                           200                   205
                                                                      -------
                                                                        1,582
                                                                      -------
Total Corporate Bonds and Notes                                        13,148
(Cost $13,181)                                                        =======

--------------------------------------------------------------------------------
U.S. Treasury Notes - 15.5%
--------------------------------------------------------------------------------

      3.875% due 10/31/95                         4,100                 4,046
      4.000% due 01/31/96                         3,200                 3,138
                                                                      -------
Total U.S. Treasury Notes                                               7,184
(Cost $7,148)                                                         =======


--------------------------------------------------------------------------------
Mortgage-Backed Securities - 25.9%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation - 0.9%
      6.919% due 01/01/23 (b)                       393                   399
                                                                      -------
Federal National Mortgage Association - 0.2%
      9.000% due 01/01/99                           113                   116
                                                                      -------
Government National Mortgage Association - 4.4%
      6.500% due 07/20/24 - 08/20/24 (b) (e)      1,977                 1,969
      7.000% due 08/20/24 (b)                        97                    98
                                                                      -------
                                                                        2,067
                                                                      =======

Collateralized Mortgage Obligations - 13.7%

Citicorp Mortgage Securities, Inc.
      9.250% due 12/20/04                           100                   102
      9.500% due 11/25/17                         1,474                 1,493
      6.292% due 09/25/18 (b)                       161                   160
      8.000% due 09/25/21                           128                   130
Donaldson, Lufkin & Jenrette
      7.750% due 10/17/20 (b)                       757                   764
Federal Home Loan Mortgage Corp.
      5.750% due 03/15/00                         1,784                 1,761
      6.250% due 11/15/01                            85                    85
Federal National Mortgage Assn.
      8.500% due 11/25/05                           200                   202
Resolution Trust Corp.
      6.451% due 05/25/21 (b)                       116                   114
      6.669% due 12/25/23 (b)                       147                   145
      7.000% due 10/25/24                         1,212                 1,205
Salomon Mortgage
      7.000% due 07/25/24                           135                   134
Sears Mortgage
      8.719% due 05/25/32 (b)                        70                    71
                                                                      -------
                                                                        6,366
                                                                      =======

Other Mortgage-Backed Securities - 1.9%
California Federal Savings & Loan
      5.771% due 01/01/19 (b)                       128                   126
Fund America
      7.211% due 06/25/23 (b)                       337                   343
Great Western Savings & Loan
      5.629% due 01/25/18 (b)                       156                   153
Greenwich
      7.406% due 10/25/22 (b)                       115                   115
Western Federal Savings & Loan
      6.243% due 03/25/19 (b)                       148                   147
                                                                       ------
                                                                          884
                                                                       ======
Stripped Mortgage-Backed Securities - 4.8%
Federal Home Loan Mortgage Corp. (IO)
      7.000% due 01/15/08                         4,048                   161
      7.000% due 08/15/13                           792                    68
Federal National Mortgage Assn. (IO)
      6.000% due 11/25/00                         1,990                   274
      7.000% due 07/25/06                         2,249                   275
      7.000% due 03/25/07                         7,344                   220
      7.500% due 08/25/10                         2,797                   148
      7.000% due 08/25/16                         1,177                   146
      7.000% due 07/25/21                         3,055                   532
Prudential Home (IO)
      4.299% due 02/25/22 (b)                        73                   206
Residential Funding (IO)
      6.750% due 01/25/24                         4,829                   176
                                                                      -------
                                                                        2,206
                                                                      -------
Total Mortgage-Backed Securities                                       12,038
(Cost $11,924)                                                        =======


--------------------------------------------------------------------------------
Sovereign Issues - 1.3%
--------------------------------------------------------------------------------

Nacional Financiera
    11.750% due 08/02/95                            650                   617
                                                                      -------
Total Sovereign Issues                                                    617
(Cost $651)                                                           =======

--------------------------------------------------------------------------------
OTC Interest Rate Cap - 0.0%
--------------------------------------------------------------------------------

3 Month LIBOR
Strike @ 88.00 Exp. 9/20/95                      37,000                     1
                                                                      -------
Total OTC Interest Rate Cap                                                 1
(Cost $1)                                                             =======


                                                                        Value
                                                 Shares               (000's)
--------------------------------------------------------------------------------
Preferred Stock - 0.7%
--------------------------------------------------------------------------------

Citicorp Convertible (h)                             17               $   331
                                                                      -------
Total Preferred Stock                                                     331
(Cost $338)                                                           =======

--------------------------------------------------------------------------------
Short-Term Instruments - 26.9%
--------------------------------------------------------------------------------
                                              Principal
                                                 Amount
                                                (000's)
Discount Notes - 22.1%
Abbott Laboratories
      5.960% due 04/25/95                     $     900                   897
AT&T Corp.
      6.020% due 06/05/95                           500                   494
Campbell Soup Co.
      6.000% due 04/25/95                         1,000                   996
Canadian Wheat Board
      6.020% due 06/20/95                         1,700                 1,677
Federal Home Loan Mortgage Corp.
      5.920% due 04/10/95                         2,600                 2,597
Government of Mexico
    19.750% due 07/20/95                          1,000                   912
    20.500% due 08/03/95                          1,000                   907
Shell Oil
      5.960% due 05/08/95                           900                   895
U. S. West Communications
      5.960% due 04/06/95                           300                   300
      5.970% due 04/26/95                           600                   598
                                                                      -------
                                                                       10,273
                                                                      =======

U.S. Treasury Bills - 3.2%
      5.805% due 04/06/95 - 11/16/95 (d) (e)      1,535                 1,513

Time Deposit - 1.6%
United Missouri Bank
      5.069% due 04/03/95                           743                   743
                                                                      -------
Total Short-Term Instruments                                           12,529
(Cost $12,593)                                                        =======


Total Investments (a) - 98.6%                                         $45,848
(Cost $45,836)

Written Option (f) - (0.0%)                                               (15)
(Premium $45)

Other Assets and Liabilities (Net) (g) - 1.4%                             665
                                                                      -------
Net Assets - 100.0%                                                   $46,498
                                                                      =======

Notes to Schedule of Investments ($ in thousands):

(a) At March 31, 1995, the net unrealized appreciation depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   206

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (210)
                                                                      -------
    Unrealized depreciation-net                                       $    (4)
                                                                      =======

(b) Variable rate security. The rate listed is as of March 31, 1995.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $1,513 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                                   Unrealized
Type                                          Contracts          Appreciation
--------------------------------------------------------------------------------
S & P 500 Index (6/95)                              118               $   897

(e) Securities are grouped by coupon rate and represent a range of Maturities.

(f) Premium received on CME Written Put Option:

                                                            Premium       Market
Type                                              Par      Received        Value
--------------------------------------------------------------------------------
3 Month LIBOR
      Strike @ 92.00 Exp. 12/18/95            $37,000      $     45       $   15

(g) Swap agreements outstanding at March 31, 1995:

                                               Notional            Unrealized
Type                                             Amount          Appreciation
--------------------------------------------------------------------------------
Receive total return on S & P 500 Index
and pay floating rate based on 1 month LIBOR

Broker: Lehman Brothers Finance, S.A.
Exp. 6/30/95                                    $ 5,000                 $ 129

Broker: Morgan Stanley Capital Services
Exp. 9/29/95                                     10,500                   139
                                                --------------------------------
                                                $15,500                 $ 268
                                                ================================

(h) Non-income producing security.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

March 31, 1995

1. Significant Accounting Policies

PIMCO Funds (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end investment management company. The Trust currently consists of 19 separate investment funds (the "Funds"): the Total Return Fund; the Total Return Fund II; the Total Return Fund III; the Low Duration Fund; the Low Duration Fund II; the Low Duration Fund III; the Short-Term Fund; the Long-Term U.S. Government Fund; the Foreign Fund; the Global Fund; the High Yield Fund; the Growth Stock Fund; the StocksPLUS Fund; the VersaSTYLE Equity Fund; the Moderate Duration Fund; the Commercial Mortgage Securities Fund; the Income and Capital Preservation Fund; the Income and Capital Preservation Fund II; and the International Fund (available only to private account clients of PIMCO). The annual reports for the International, VersaSTYLE Equity and Total Return II Funds are provided separately. The Moderate Duration, Commercial Mortgage Securities, Low Duration III, and Income and Capital Preservation Funds had not commenced operations as of March 31, 1995. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using the net foreign exchange quotation in effect at 1:30 p.m. E.S.T. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

Dividends and Distributions to Shareholders. Dividends from net investment income of each Fund except the Growth Stock and StocksPLUS Funds are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income of the Growth Stock and StocksPLUS Funds are declared and distributed to shareholders quarterly. Distributions, if any, of any net long-term capital gains earned by a Fund will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Distributions reflected as tax basis return of capital in the Statement of Changes in Net Assets and permanent differences between financial accounting and tax amounts arising in the current year have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income and undistributed realized capital gains in order to more appropriately conform financial accounting and tax characterizations of dividend distributions.

Commencement of Multiclass Operations. On August 23, 1994, each Fund within the PIMCO Funds was authorized to offer investors a choice of two classes of shares, the Institutional Class and the Administrative Class, each of which has equal rights as to assets and voting privileges, while each has exclusive rights with respect to its distribution plan. The Total Return, Low Duration and High Yield Funds commenced multiclass operations on September 7, 1994, December 31, 1994 and January 16, 1995, respectively. None of the other PIMCO Funds had commenced multiclass operations as of March 31, 1995.

Income and non-class specific expenses are allocated daily to each class of shares based on the value of settled shares as of the beginning of each day. Realized and unrealized capital gains and losses are allocated to each class of shares based on net assets as of the beginning of each day adjusted for the prior days capital share activity.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures and Options. Each Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Currency Contracts. Each Fund (except the Long-Term U.S. Government, Low Duration II and High Yield Funds) is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Trust's financial statements. Each Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

March 31, 1995

Swaps. Each Fund is authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.

At year end, the StocksPLUS Fund was a party to S & P 500 Index swap agreements. The agreements involve the contractual exchange of payments whereby the Fund will receive proceeds based on the total return of the S & P 500 Index and pay an amount based on LIBOR. The differential to be paid or received is recognized daily over the life of the agreement. For the year ended March 31, 1995, net income of $1,008,450 was derived from the agreements and is included in interest income of the Fund.

2. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment advisor (the "Advisor") to the Trust, pursuant to an investment advisory contract. The Advisor receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter (0.45% and 0.40%, respectively, for the StocksPLUS Fund).

Administration Fee. PIMCO also serves as administrator and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.

Expenses. The Trust bears all costs of its operations. Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund. The costs associated with a Fund's organization are capitalized and amortized on a straight-line basis over a period of five years from the commencement of a Fund's operations. Each unaffiliated Trustee received an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds according to their respective net assets.

Custodian and Transfer Agent Fee. Custodian and transfer agent fees for the Total Return, Total Return III, Low Duration, Low Duration II, Short-Term, Long-Term U.S. Government, Foreign, Global, High Yield, Growth Stock and StocksPLUS Funds are net of earnings credits of $60,218, $1,868, $34,886, $2,217, $5,420,
$546, $4,802, $1,020, $2,237, $621, $1,152, respectively, for the year ended
March 31, 1995.

Expense Limitation. The Advisor and the Administrator, in the interest of limiting expenses of the Trust, have jointly agreed to limit the expenses of each Fund (before allocable class-specific expenses), including the advisory and administrative fees, to 0.50% of its average net assets on an annual basis (except the Foreign, Global and StocksPLUS Funds which have an expense limit of 0.65%).

Reimbursement of the Advisor or Administrator for fees foregone or other expenses paid by them pursuant to the expense limitation may be made at a later date when a Fund has reached a sufficient asset size; however, no such later payment will be made if that payment would cause the annual expense ratio of a Fund to exceed the amount of the relevant expense limitation. Additionally, no reimbursement of any amount will be made more than four years after a recognition of the reimbursable amount as a contingent liability of a Fund. As of March 31, 1995, all amounts previously foregone by the Advisor and Administrator have been repaid by the Total Return, Low Duration, Foreign and High Yield Funds. Cumulative unreimbursed amounts for Total Return III, Low Duration II, Short-Term, Long-Term U.S. Government, Global, Growth Stock, and the StocksPLUS Funds were $62,566, $8,191, $142,696, $138,965, $7,548, $85,548 and $124,461, respectively, at March 31, 1995.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. Under the contract, all expenses relating to the distribution of Trust shares will be paid by the Advisor, the Administrator or PADCO out of past profits and resources which may include fees received by the Advisor or Administrator.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the year ended March 31, 1995 were as follows ($ in thousands):

                                               U.S. Government/Agency                All Other
                                          ----------------------------------------------------------
                                           Purchases           Sales       Purchases          Sales
----------------------------------------------------------------------------------------------------
Total Return Fund                         $4,933,642      $4,005,601      $4,091,843      $2,048,262
Total Return Fund III                         96,528          80,232          30,322          39,310
Low Duration Fund                          1,077,932         822,652       1,239,002       1,069,116
Low Duration Fund II                         146,908         121,395          68,943          45,830
Short-Term Fund                               25,897          13,446          93,425          66,182
Long-Term U.S. Gov't Fund                     15,875          17,632          12,499             710
Foreign Fund                                  60,697          19,490         840,110       1,123,395
Global Fund                                   74,786          52,132         145,134         125,823
High Yield Fund                                2,639               -         329,294         218,077
Growth Stock Fund                                 10              10          16,374          24,120
StocksPLUS Fund                               39,493          27,699          20,091           5,154

4. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows ($ in thousands):

                                       Total       Total        Low           Low        Short-
                                       Return    Return III   Duration    Duration II     Term
------------------------------------------------------------------------------------------------
                                      ------------------------ Premium -------------------------
Balance at 3/31/94                    $ 7,262     $    76            -           -            -
Sales                                  69,904       1,173     $  6,699     $   478      $   220
Closing buys                          (10,716)       (271)      (3,413)       (265)         (81)
Expirations                            (8,125)       (207)        (518)          -            -
Exercised                             (16,664)       (369)          (1)        (84)           -
                                      ----------------------------------------------------------
Balance at 3/31/95                    $41,661     $   402     $  2,767     $   129      $   139
                                      ==========================================================

                                   Long-Term                  High                   Growth
                                   U.S. Gov't     Foreign     Yield       Global     Stock      StocksPLUS
----------------------------------------------------------------------------------------------------------
                                   ----------------------------- Premium ---------------------------------
Balance at 3/31/94                   $  21        $  263          -           -           -          -
Sales                                  216           573      $ 131       $  50      $   28      $  66
Closing buys                           (49)         (263)         -           -         (24)       (21)
Expirations                            (39)         (200)       (29)          -           -          -
Exercised                              (19)            -          -           -           -          -
                                     ------------------------------------------------------------------
Balance at 3/31/95                   $ 130        $  373      $ 102       $  50      $    4      $  45
                                     ==================================================================

March 31, 1995

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                        Total          Total                          Low           Low
Year or Period                         Return         Return          Total      Duration      Duration            Low
Ended March 31, 1995                   Inst'l     Admin. (a)     Return III        Inst'l     Admin. (b)   Duration II
-----------------------------------------------------------------------------------------------------------------------
Shares sold                           311,014            929          4,327       140,563            79          8,010
Issued as reinvestment
of dividends                           31,143             15            599        11,769             1            900
Shares redeemed                      (108,135)           (41)        (4,489)     (142,193)           (1)        (5,641)
                                     ----------------------------------------------------------------------------------
Net increase                          234,022            903            437        10,139            79          3,269
                                     ==================================================================================
                                                                                                   High            High
Year or Period                                     Long-Term                                      Yield           Yield
Ended March 31, 1995               Short-Term     U.S. Gov't        Foreign        Global        Inst'l       Admin.(c)
-----------------------------------------------------------------------------------------------------------------------
Shares sold                            26,893          2,260          6,263         4,460        21,402              4
Issued as reinvestment
of dividends                              576            125          1,796           590         2,648              -
Shares redeemed                       (25,641)        (1,708)       (32,201)       (1,408)      (12,668)             -
                                     ----------------------------------------------------------------------------------
Net increase (decrease)                 1,828            677        (24,142)        3,642        11,382              4
                                     ==================================================================================

Year                                 Growth
Ended March 31, 1995                 Stock     StocksPLUS
----------------------------------------------------------
Shares sold                             69          2,821
Issued as reinvestment
of dividends                           102            222
Shares redeemed                       (713)          (113)
                                     ---------------------
Net increase (decrease)               (542)         2,930
                                     =====================

Year                                    Total           Total        LowLow
Ended March 31, 1994                   Return      Return III      Duration    Duration II    Short-Term
---------------------------------------------------------------------------------------------------------
Shares sold                           247,045          3,194        166,553          6,886        16,650
Issued as reinvestment
of dividends                           36,529            902         10,634            654           215
Shares redeemed                       (84,090)          (134)       (84,694)        (3,166)      (14,169)
                                    ---------------------------------------------------------------------
Net increase                          199,484          3,962         92,493          4,374         2,696
                                    =====================================================================

Year or Period                   Long-Term                                               Growth
Ended March 31, 1994             U.S Gov't        Foreign    Global(d)    High Yield      Stock    StocksPLUS(e)
----------------------------------------------------------------------------------------------------------------
Shares sold                            726         40,828       4,521         19,600        144         1,967
Issued as reinvestment
of dividends                           257          3,310          44            884        109            60
Shares redeemed                       (395)       (12,491)       (456)        (1,890)      (182)         (522)
                                 -------------------------------------------------------------------------------
Net increase                           588         31,647       4,109         18,594         71         1,505
                                 ===============================================================================

(a) From commencement on September 7, 1994
(b) From commencement on December 31, 1994
(c) From commencement on January 16, 1995
(d) From commencement on November 23, 1993
(e) From commencement on May 14, 1993

6. Federal Income Tax Matters

For the year ended March 31, 1995, Total Return Fund, Total Return Fund III, Low Duration Fund, Low Duration Fund II, Short-Term Fund, Long-Term U.S. Government Fund, Foreign Fund, Global Fund, and High Yield Fund realized capital losses of $22,717,117, $116,492, $18,252,912, $2,106,567, $300,795, $1,429,127,
$17,122,918, $1,995,721 and $1,542,222, respectively, for Federal income tax purposes.

These capital losses are available to offset future realized capital gains through March 31, 2003. Each Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

REPORT OF INDEPENDENT ACCOUNTANTS

March 31, 1995

To the Trustees and Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund III, Low Duration Fund, Low Duration Fund II, Short-Term Fund, Long-Term U.S. Government Fund, Foreign Fund, Global Fund, High Yield Fund, Growth Stock Fund, and StocksPLUS Fund (constituting the PIMCO Funds currently available for sale to the public, hereafter referred to as the "Funds") at March 31, 1995, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at March 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Kansas City, Missouri
May 12, 1995

Trustees and Officers
   Brent R. Harris Chairman and Trustee
   Guilford C. Babcock Trustee
   Vern O. Curtis Trustee
   Thomas P. Kemp Trustee
   R. Wesley Burns President
   Jeffrey M. Sargent Secretary
   John P. Hardaway Treasurer

Investment Advisor and Administrator
   Pacific Investment Management Company
   840 Newport Center Drive, Suite 360
   Newport Beach, California 92660

Transfer Agent and Custodian
   Investors Fiduciary Trust Company
   127 West 10th Street
   Kansas City, Missouri 64105

Counsel
   Dechert Price & Rhoads
   1500 K Street N.W.
   Washington, D.C. 20005

Independent Accountants
   Price Waterhouse LLP
   1055 Broadway
   Kansas City, MO 64105

                                   P I M C O

                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

--------------------------------------------------------------------------------
                  LOW DURATION
                                                         GLOBAL
                                      Foreign
                  Long-Term
                  U.S Government
                                      Total Return III
--------------------------------------------------------------------------------

                         ANNUAL REPORT MARCH 31, 1995



                                   P I M C O


                              INTERNATIONAL FUND

CONTENTS

Chairman's Message                      1
Statement of Assets and Liabilities     2
Statement of Operations                 3
Statement of Changes in Net Assets      4
Financial Highlights                    5
Schedule of Investments                 6
Notes to Financial Statements           8

CHAIRMAN'S MESSAGE

                          Dear Client:

                          We are pleased to present the annual report for the PIMCO International Fund for the fiscal year ended March 31, 1995. The International Fund is offered exclusively to our separate account clients in order to provide an efficient vehicle for investment in foreign fixed income markets.

                          PIMCO scaled back client holdings in the International Fund in June of 1994, when PIMCO turned bearish in its outlook for foreign bonds. Investments in the Fund were reduced from approximately $2.5 billion to less than $50 million through the remainder of the fiscal year.

                          Our outlook for foreign bond sectors has recently brightened, particularly for certain European markets. This spring's bond rally in the United States has outstripped the bond performance of most major European countries, but we view this as only a matter of timing. We anticipate interest rates in Europe will soon fall, especially in light of continuing signs of a soft landing for the U.S. economy. Accordingly, we have boosted separate account holdings of the International Fund to nearly $700 million.

                          Below is a summary of the International Fund's total return performance compared to relevant market indices. Performance is net of fees and reflects the reinvestment of dividends.


                          [CHART APPEARS HERE]


                          Thank you for permitting us to invest on your behalf in the International Fund. As always, we welcome your questions and comments.

                          Sincerely,


                          [SIGNATURE APPEARS HERE]

                          BRENT R. HARRIS
                          Chairman of the Board
                          May 19, 1995

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1995


Amounts in thousands, except per share amounts

Assets:

Investments, at value                                        $ 51,750
Cash and foreign currency                                       1,597
Receivable for investments and foreign currency sold            4,299
Variation margin receivable                                        90
Interest and dividends receivable                                 446
Other assets                                                        4
                                                             --------
                                                               58,186
                                                             ========
Liabilities:

Payable for investments purchased                              12,078
Written options outstanding                                       142
Accrued investment advisor's fee                                    3
Accrued administrator's fee                                        12
Other accrued expenses and liabilities                              1
                                                               12,236
                                                             --------
Net Assets                                                   $ 45,950
                                                             ========
Net Assets Consist of:

Paid in capital                                              $130,307
Over distributed net investment income                            (44)
Accumulated undistributed net realized loss                   (84,950)
Net unrealized appreciation                                       637
                                                             --------
                                                             $ 45,950
                                                             ========

Shares Issued and Outstanding                                   6,179

Net Asset Value, Offering and Redemption Price Per Share
 (Net Assets Per Share Outstanding)                          $   7.44

Cost of Investments Owned                                      51,713

Cost of Foreign Currency Held                                   1,509
                                                             ========

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the year ended March 31, 1995


$ in thousands

Investment Income:
Interest                                                   $ 27,824
                                                           ========
Expenses:

Investment advisory fees                                      1,143
Administration fees                                             441
Custodian and transfer agent fees                               271
Audit fees                                                        5
Legal fees                                                        1
Trustees' fees                                                    2
Amortization of organization costs                                6
Miscellaneous                                                    14
                                                           --------
                                                              1,883
                                                           ========
Net Investment Income                                        25,941
                                                           ========
Net Realized and Unrealized Gain (Loss)

Net realized loss on investments                            (64,110)
Net realized loss on futures contracts and written options  (27,176)
Net realized loss on foreign currency transactions          (17,674)
Net change in unrealized depreciation on investments        (11,534)
Net change in unrealized depreciation on futures
 contracts and written options                               (1,272)
Net change in unrealized appreciation on translation of
 assets and liabilities denominated in foreign currencies    22,486
                                                           --------
Net loss                                                    (99,280)
                                                           ========
Net Decrease in Assets Resulting from Operations           $(73,339)
                                                           ========

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


                                                 Year Ended         Year Ended
                                               March 31, 1995     March 31, 1994
                                               --------------     --------------
$ in thousands


Increase (Decrease) in Net Assets from:

Operations

Net investment income                           $    25,941        $   146,212
Net realized gain (loss)                           (108,960)            90,893
Net change in unrealized appreciation                 9,680              4,922
                                                -----------        -----------
Net increase (decrease) resulting from
 operations                                         (73,339)           242,027
                                                ===========        ===========
Distribution to Shareholders

From net investment income                          (35,032)          (261,238)
From net realized capital gains                           0            (95,912)
                                                -----------        -----------
Total distributions                                 (35,032)          (357,150)
                                                ===========        ===========
Fund Share Transactions

Receipts for shares sold                             50,047          2,304,400
Issued as reinvestment of distributions              33,847            351,980
Cost of shares redeemed                          (2,226,551)        (2,883,956)
Net decrease resulting from Fund share
 transactions                                    (2,142,657)          (177,576)
                                                -----------        -----------
Total Decrease in Net Assets                     (2,251,028)          (292,699)
                                                ===========        ===========
Net Assets

Beginning of period                               2,296,978          2,589,677
End of period*                                  $    45,950        $ 2,296,978
                                                -----------        -----------
*Including over distributed net investment
 income of:                                     $      (44)        $    17,280
                                                ===========        ===========

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


                                                   Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                 March 31, 1995  March 31, 1994  March 31, 1993  March 31, 1992  March 31, 1991
                                                 --------------  --------------  --------------  --------------  --------------
Selected Per Share Data for the Year Ended:
Net asset value beginning of period                 $  9.93       $    10.53       $    10.02      $     9.94       $   9.78
Net investment income                                  2.18             0.47             0.62            0.79           0.79
Net realized and unrealized gain (loss)               (2.41)            0.24             0.42            0.27           0.30
Total income from investment operations               (0.23)            0.71             1.04            1.06           1.09
Dividends from net investment income                  (2.26)           (0.96)           (0.48)          (0.78)         (0.83)
Distributions from net realized capital gains          0.00            (0.35)           (0.05)          (0.20)+        (0.10)
Total distributions                                   (2.26)           (1.31)           (0.53)          (0.98)         (0.93)
Net asset value end of period                          7.44             9.93            10.53           10.02           9.94
Total return (%)                                      (1.27)            6.54            10.61           10.97          11.55
Net assets end of period (000's)                    $45,950       $2,296,978       $2,589,677      $1,314,661       $609,660
Ratio of expenses to average net assets (%)            0.43             0.43             0.46            0.51           0.55
Ratio of net investment income to average net
 assets (%)                                            5.90             5.51             6.67            8.24           8.23
Portfolio turnover rate (%)                             674              370              301             201            202

+ Gain distribution includes $0.14 per share characterized for tax purposes as distributions from ordinary income.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 1995

                                                  Principal
                                                   Amount          Value
                                                   (000's)        (000's)
Canada (c)(e)-4.0%

Government of Canada 9.000% due 12/01/04          C$  2,500       $ 1,834
                                                                  -------
Total Canada                                                        1,834
(Cost $1,820)                                                     =======

Germany (c)(e)-6.7%

German Unity Fund 8.000% due 01/21/02            DM   4,000         3,058
                                                                  -------
Total Germany                                                       3,058
(Cost $2,980)                                                     =======

United Kingdom (c)(e)-18.7%

United Kingdom Gilt 10.250% due 11/22/99         BP   4,950         8,571
                                                                  -------
Total United Kingdom                                                8,571
(Cost $8,521)                                                     =======

United States-6.2%

Occidental Petroleum 11.750% due 03/15/11         $     250           272
U.S. Treasury Notes
  3.875% due 10/31/95                                 2,000         1,974
  4.000% due 01/31/96                                   600           588
                                                                  -------
Total United States                                                 2,834
(Cost $2,840)                                                     =======

Purchased OTC Put Option (e)-0.0%

Japanese Yen v. U.S. Dollar
 Strike @ 100.00 Exp. 10/03/95                   JY 100,000             6
                                                                  -------
Total Purchased OTC Put Option                                          6
(Cost $27)                                                        =======

Short-Term Instruments-77.0%

Discount Notes-73.2%

Abbott Laboratories
  5.950% due 04/12/95                             $   1,400         1,398
  5.960% due 04/25/95                                   300           299
AT&T Corp.
  6.060% due 06/20/95                                 2,000         1,973
Ameritech Corp.
  6.400% due 07/28/95                                   500           490
Associates Corp. of North America
  6.030% due 06/21/95                                   500           493
Bellsouth Telecommunications
  5.950% due 04/05/95                                 2,000         1,999
Canadian Wheat Board
  5.940% due 04/18/95                                 2,000         1,995
Federal Home Loan Mortgage Corp.
  5.900% due 04/03/95                                   500           500
Federal National Mortgage Assn.
  6.350% due 04/17/95                                 2,600         2,592
General Electric Capital Corp.
  6.350% due 04/10/95                                 2,000         1,998
Government of France
  5.930% due 04/04/95                                 2,000         2,000
Government of Mexico
  19.750% due 07/20/95                                2,200         2,006
Kimberly Clark Corp.
  5.960% due 04/24/95                                 2,000         1,993
Eli Lilly & Co.
  6.270% due 11/28/95                                   700           670
Minnesota Mining & Manufacturing
  6.020% due 05/22/95                                 2,000         1,984
National Rural Utilities Cooperative
  5.970% due 04/06/95                                 2,000         1,999
Procter & Gamble Co.
  5.920% due 04/03/95                                 1,000         1,000
  5.970% due 04/07/95                                   400           400
Province of British Columbia
  6.500% due 07/14/95                                   500           491
Shell Oil
  5.960% due 05/08/95                                 2,000         1,988
United Parcel Service Co.
  5.990% due 04/17/95                                 1,400         1,397
U.S. West Communications
  6.000% due 04/03/95                                 2,000         2,000
Wisconsin Electric Power Company
  5.960% due 04/04/95                                 2,000         2,000
                                                                  -------
                                                                   33,665
                                                                  =======
Time Deposit-1.2%

United Missouri Bank
  5.069% due 04/03/95                                   592           592
                                                                  =======
U.S. Treasury Bills-2.6%
  5.843% due 04/06/95-11/16/95(b)(f)                  1,205         1,190
                                                                  -------
Total Short-Term Instruments                                       35,447
(Cost $35,525)                                                    =======

Total Investments (a)-112.6%                                      $51,750
(Cost $51,713)

Written Options (d)-(0.3%)
  (Premiums $46)                                                     (142)

Other Assets and Liabilities (Net)-(12.3%)                         (5,658)
                                                                  -------
Net Assets-100.0%                                                 $45,950

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At March 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost.                                                $   157

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                 (120)
                                                                  -------
    Unrealized appreciation-net                                   $    37
                                                                  =======

(b) Securities with an aggregate market value of $1,190 have been segregated with the custodian to cover margin requirements for the following open future contracts at March 31, 1995:

                                                             Unrealized
Type                                  Contracts             Appreciation
------------------------------------------------------------------------
French Gov't 10 Year Bond (6/95)         25                     $ 16
German Gov't 10 Year Bond (6/95)         50                       60
Japanese Gov't 10 Year Bond (6/95)       15                      755
                                                                ----
                                                                $831
                                                                ====

(c) Forward currency contracts outstanding at March 31, 1995:

                                                        Unrealized
                                 Expiration           Appreciation/
Type          Amount                Month             (Depreciation)
--------------------------------------------------------------------
Buy          BP 2,700                4/95                  $ (15)
Sell            2,227                4/95                    (66)
Sell              424                4/95                    (13)
Sell            2,700                4/95                     24
Sell         C$ 2,626                4/95                    (21)
Sell         DM   664                4/95                     (9)
                                                           -----
                                                           $(100)
                                                           =====

(d) Premiums received on OTC Written Options:

                                                      Premium     Market
                                          Par         Received    Value
------------------------------------------------------------------------
Call Japanese Yen June Futures
 Strike @ 114.00 Exp. 05/31/95         JY 159,000       $ 7        $ 27
Call Japanese Yen v. U.S. Dollar
 Strike @ 92.00 Exp. 10/03/95             100,000        31         113
Put Japanese Yen v. U.S. Dollar
 Strike @ 108.00 Exp. 10/03/95            100,000         8           2
                                                        ---        ----
                                                        $46        $142
                                                        ===        ====

(e) Principal amount denoted in indicated currency:

     BP  -  British Pound
     C$  -  Canadian Dollar
     DM  -  German Mark
     JY  -  Japanese Yen

(f) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

March 31, 1995

1. Significant Accounting Policies

The International Fund (the "Fund"), which commenced operations on December 13, 1989, is a series of the PIMCO Funds (the "Trust"). The Trust was organized under the laws of the Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The following is a summary of significant accounting policies followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollar equivalents using foreign exchange quotations from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

Dividends and Distributions to Shareholders. Dividends from net investment income of the Fund are declared and distributed to shareholders quarterly. Distributions, if any, of any net long-term capital gains earned by the Fund will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment advisor (the "Advisor") to the Fund, pursuant to an investment advisory contract. The Advisor receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter.

Administration Fee. PIMCO also serves as administrator (the "Administrator") and provides administrative services to the Fund for which it receives a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.

Expenses. The Fund bears all costs of its operations. Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the Funds of the Trust in relation to the net assets. The costs associated with the Fund's organization are capitalized and amortized on a straight-line basis over a period of five years from the commencement of the Fund's operations. Each unaffiliated Trustee received an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Custodian and Transfer Agent Fee. Custodian and transfer agent fees for the Fund is net of earnings credits of $19,602 for the year ended March 31, 1995.

March 31, 1995

Expense Limitation. The Advisor and the Administrator, in the interest of limiting expenses of the Fund, have agreed to limit the expenses of the Fund, including the advisory and administrative fees, to 0.65% of its average net assets on an annual basis.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares. Under the contract, all expenses relating to the distribution of Fund shares will be paid by the Advisor, the Administrator or PADCO out of past profits and resources which may include fees received by the Advisor or Administrator.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the Fund for the year ended March 31, 1995 were as follows ($ in thousands):

                    Purchases                             Sales
       --------------------------------     -------------------------------
       U.S. Government         Other        U.S. Government        Other
       ---------------       ----------     ---------------      ----------
           $433,822          $2,450,064         $534,289         $4,063,867

4. Transactions In Written Call and Put Options

Transactions in written call and put options were as follows ($ in thousands):

                                               Premiums
                                               --------
       Balance at March 31, 1994                $ 1,020
       Sales                                        121
       Closing buys                              (1,021)
       Expirations                                  (74)
       Exercised                                     --
                                                -------
       Balance at March 31, 1995                $    46
                                                =======

5. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                         Year Ended           Year Ended
                                       March 31, 1995       March 31, 1994
                                       --------------       --------------
    Shares sold                              5,258               221,245
    Shares redeemed                       (234,125)             (269,403)
    Issued as reinvestment of dividends      3,820                33,447
                                          --------              --------
    Net decrease                          (225,047)              (14,711)
                                          ========               =======

6. Federal Income Tax Matters

For the year ended March 31, 1995, the Fund realized capital losses of $84,949,928 for Federal income tax purposes.

These capital losses are available to offset future realized capital gains through March 31, 2003. The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

REPORT OF INDEPENDENT ACCOUNTANTS

March 31, 1995

To the Trustees and Shareholders of International Fund (a series of PIMCO Funds)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Fund (the "Fund") at March 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at March 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Kansas City, Missouri
May 12, 1995

Trustees and Officers
  Brent R. Harris Chairman and Trustee
  Guilford C. Babcock Trustee
  Vern O. Curtis Trustee
  Thomas P. Kemp Trustee
  R. Wesley Burns President
  Jeffrey M. Sargent Secretary
  John P. Hardaway Treasurer

Investment Advisor and Administrator
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 360
  Newport Beach, California 92660

Transfer Agent and Custodian
  Investors Fiduciary Trust Company
  127 West 10th Street
  Kansas City, Missouri 64105

Counsel
  Dechert Price & Rhoads
  1500 K Street N.W.
  Washington, D.C. 20005

Independent Accountants
  Price Waterhouse LLP
  1055 Broadway
  Kansas City, MO 64105

                                   P I M C O

                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648











This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

ANNUAL REPORT                                                  MARCH 31, 1995





                                   P I M C O

                            VERSASTYLE EQUITY FUND

INVESTMENT PERFORMANCE

The VersaSTYLE Equity Fund underperformed the S & P 500 Index for the six months ending March 31, 1995. Our research and analysis of the market suggested that small capitalization issues and stocks with low sensitivity to the market (low beta stocks) would do well. The booming equity market, especially in larger capitalization stocks, proved disadvantageous to the portfolio's relative returns. We also positioned the portfolio to take advantage of the "January effect" when small capitalization issues historically and consistently outperform. This year's January effect failed to materialize.

VersaSTYLE Equity Fund                                  Through March 31, 1995


                             [CHART APPEARS HERE]

The line graph depicts the value of $1,000,000 invested at the Fund's inception in September 1994 and held through March 1995, compared to the S&P 500 Index, an unmanaged market index.


                                                                         Since
Cumulative Returns Ended 3/31/95        3 Mos.        1 Yr.   5 Yrs.   Inception
-------------------------------------------------------------------------------
VersaSTYLE Equity Fund (%)               5.02          n.a.    n.a.        3.44
S&P 500 Index (%)                        9.74          n.a.    n.a.        9.72

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1995

Amounts in thousands, except per share amounts

Assets:
Investments, at value                         $5,154
Receivable for investments sold                  176
Receivable from advisor                            9
Interest and dividends receivable                 12
Other assets                                       2
                                              ------
                                               5,353
                                              ------
Liabilities:

Payable for investments purchased                176
Accrued investment advisor's fee                   2
Accrued administrator's fee                        1
Other accrued expenses and liabilities             3
                                              ------
                                                 182
                                              ------
Net Assets                                    $5,171
                                              ------
Net Assets Consist of:

Paid in capital                               $5,060
Undistributed net investment income                0
Accumulated undistributed net realized loss     (143)
Net unrealized appreciation                      254
                                              ------
                                              $5,171
                                              ------
Shares Issued and Outstanding                    506
                                              ------
Net Asset Value, Offering and Redemption
Price Per Share (Net Assets Per Share
Outstanding)                                  $10.22
                                              ------
Cost of Investments Owned                      4,900
                                              ------

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the period September 30, 1994 through March 31, 1995

$ in thousands

Investment Income:
Dividends                                    $  70
Interest                                         6
                                             -----
Total Investment Income                         76
                                             -----
Expenses:

Investment advisory fees                        11
Administration fees                              3
Custodian and transfer agent fees               13
Registration fees                                2
Audit fees                                       3
Reimbursement from advisor                     (16)
                                             -----
                                                16
                                             -----
Net Investment Income                           60
                                             -----
Net Realized and Unrealized Gain (Loss)

Net realized loss on investments              (143)
Net change in unrealized appreciation on
 investments                                   254
                                             -----
Net gain                                       111
                                             -----
Net Increase in Assets Resulting from
 Operations                                  $ 171
                                             -----

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

March 31, 1995

                                                    Period Ended
                                                    March 31, 1995(a)
$ in thousands

Increase (decrease) in Net Assets from:

Operations

Net investment income                                  $   60
Net realized loss                                        (143)
Net change in unrealized appreciation                     254
                                                       ------

Net increase resulting from operations                    171
                                                       ------

Distributions to Shareholders

From net investment income                                (60)
From net realized capital gains                             0
                                                       ------
Total distributions                                       (60)
                                                       ------

Fund Share Transactions

Receipts for shares sold                                5,000
Issued as reinvestment of distributions                    60
Cost of shares redeemed                                     0
                                                       ------
Net increase resulting from Fund share transactions     5,060
                                                       ------

Total Increase in Net Assets                            5,171
                                                       ------

Net Assets

Beginning of period                                         0
End of period*                                         $5,171

*Including undistributed net investment income of:     $    0

(a)  From commencement on September 30, 1994


See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

March 31 1995

                                                    March 31, 1995(a)
Selected Per Share Data For The Period Ended:

Net asset value beginning of period                        $10.00

Net investment income                                        0.12

Net realized and unrealized gain                             0.22

Total income from investment operations                      0.34

Dividends from net investment income                        (0.12)

Distributions from net realized capital gains                0.00

Total distributions                                         (0.12)

Net asset value end of period                               10.22

Total return (%)                                             3.44

Net assets end of period (000's)                           $5,171

Ratio of expenses to average net assets (%)                  0.65 +

Ratio of net investment income to average net assets (%)     2.45 +

Portfolio turnover rate (%)                                   159


(a)  From commencement on September 30, 1994

+    Annualized


See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 1995

                                                                 Value
                                                    Shares      (000's)
Common Stocks - 99.5%

Energy Producers - 2.4%

Amoco Corp.                                            100        $  6
Atlantic Richfield Co.                                 100          12
Broken Hill Proprietary Ltd.                         1,600          84
Union Texas Petroleum Holdings, Ltd.                   300           7
Varco International, Inc. (b)                        1,500          12
                                                                  ----
                                                                   121
                                                                  ----
Energy Refiners - 5.3%

British Petroleum Co. PLC                              400          34
Chevron Corp.                                          500          24
Exxon Corp.                                            800          53
Mobil Corp.                                            200          19
Royal Dutch Petroleum Co.                            1,200         144
                                                                  ----
                                                                   274
                                                                  ----
Technology - 10.0%

Automatic Data Processing, Inc. (b)                    400          25
Cabletron Systems, Inc. (b)                            400          18
Cadence Design Systems, Inc.                           700          19
Comdisco, Inc.                                         800          21
Dallas Semiconductor Corp.                           1,200          22
EMC Corp. (b)                                        1,100          18
Ericsson LM Telefonaktiebolaget                        800          50
Fuji Photo Film Co. Ltd.                               200           9
Kent Electronics Corp. (b)                           1,050          31
Kulicke & Soffa Industries, Inc. (b)                   800          22
Kyocera Corp.                                          300          44
Logicon, Inc.                                          700          23
LSI Logic Corp. (b)                                    200          11
Marshall Industries (b)                              1,900          49
Micron Technology, Inc.                                100           8
Motorola, Inc.                                         100           5
M/A-Com, Inc. (b)                                      500           5
National Data Corp.                                    900          16
NEC Corp.                                              700          37
Network Equipment Technologies, Inc. (b)               100           3
Sony Corp.                                             600          29
Wyle Electronics                                     1,400          34
X-Rite, Inc.                                           900          17
                                                                  ----
                                                                   516
                                                                  ----


Consumer Discretionary - 11.8%

Advo, Inc.                                           2,100        $ 42
Carmike Cinemas, Inc. "A" (b)                        2,800          55
Casey's General Stores, Inc.                         1,400          22
Chris Craft Industries, Inc. (b)                       103           3
Cintas Corp.                                           200           8
CPI Corp.                                            2,800          44
Fabri Centers of America (b)                         1,100          20
Gillette Co.                                           600          49
Griffon Corp. (b)                                    1,100           9
Hancock Fabrics, Inc.                                2,500          25
Harcourt General, Inc.                                 600          23
Hilton Hotels Corp.                                    200          15
The Home Depot, Inc.                                   500          22
Hunt Manufacturing Co.                               1,900          26
Lee Enterprises, Inc.                                  200           7
Luby's Cafeterias, Inc.                                500          11
Medicine Shoppe International, Inc.                    800          24
Nelson Thomas, Inc.                                  1,375          27
Newell Co.                                             500          13
Pier 1 Imports, Inc.                                 2,100          20
Robert Half International, Inc. (b)                    900          23
United Television, Inc.                                400          25
Wolverine World Wide, Inc.                           1,500          46
Wynns International, Inc.                            2,300          50
                                                                  ----
                                                                   609
                                                                  ----

Consumer Staples - 11.0%

Alberto Culver Co. "B"                                 700          21
Anheuser Busch Co's Inc.                               400          23
Arbor Drugs, Inc.                                      900          21
B A T Industries PLC                                 1,400          20
Campbell Soup Co.                                      300          15
Clorox Co.                                             300          18
Coca-Cola Co.                                          100           6
CPC International, Inc.                                100           5
Hanson PLC                                           3,100          58
Helene Curtis Industries, Inc.                       3,000          97
Hudson Foods, Inc.                                   1,050          20
IBP, Inc.                                              600          20
Kellogg Co.                                            300          18
The Procter & Gamble Co.                               200          13

March 31, 1995


                                                        Value
                                          Shares       (000's)

Ralston Purina Co.                           300         $ 14
Richfood Holdings, Inc.                      700           13
Smithfield Foods, Inc. (b)                   400           10
Smiths Food & Drug Centers, Inc. "B"       2,900           70
Unilever N. V.                               200           26
UST, Inc.                                  2,100           67
Walgreen Co.                                 300           14
                                                         ----
                                                          569
                                                         ----
Banks-4.6%

Banco de Santander                           700           25
Banponce Corp.                               100            3
Boatmen's Bancshares, Inc.                   300            9
California Federal Bank                      200            2
Concord EFS, Inc. (b)                        400           11
First Bank System, Inc.                      500           20
First Fidelity Bancorp                       300           15
First Interstate Bancorp                     100            8
Firstier Financial, Inc.                     300           10
North Fork Bancorporation, Inc.            1,300           21
Suntrust Banks, Inc.                       1,400           75
TCF Financial Corp.                          600           26
Wells Fargo & Co.                            100           15
                                                         ----
                                                          240
                                                         ----
Non-Bank Financials-7.0%

Aegon, N. V.                                 700           50
Arthur J. Gallagher & Co.                    600           21
Cigna Corp.                                  600           45
CNA Financial Corp. (b)                      300           23
CWM Mortgage Holdings, Inc.                4,800           50
Foothill Group, Inc. "A"                   2,400           48
Gainsco, Inc.                                210            2
General RE Corp.                             300           40
Hartford Steam Boiler
 Inspection & Ins. Co.                       500           22
Legg Mason, Inc.                             900           21
Storage Equities, Inc.                     2,500           42
                                                         ----
                                                          364
                                                         ----
Electric and Gas-5.7%

Atlanta Gas & Light Co.                      800           28
Black Hills Corp.                            700           16
California Water Service Co.                 600           18
Central Maine Power Co.                    1,000           11
Cinergy Corp.                              1,000           25
DPL, Inc.                                  1,200           25
Duke Power Co.                             1,000           38
Pacificorp                                 2,600           50
Piedmont Natural Gas Co. Inc.                900           18
South Jersey Industries, Inc.              1,200           24
The Southern Co.                           2,000           41
                                                         ----
                                                          294
                                                         ----
Telecommunications-9.3%

AT&T Corp.                                   700           36
Ameritech Corp.                            2,000           82
Bell Atlantic Corp.                        1,700           90
Bellsouth Corp.                            1,400           83
Frontier Corp.                             1,000           23
GTE Corp.                                  2,100           70
SBC Communications, Inc.                   2,100           88
Southern New England
 Telecommunications                          200            7
                                                         ----
                                                          479
                                                         ----
Materials-9.0%

Air Products & Chemicals, Inc.               400           21
Calgon Carbon Corp.                        2,800           32
Carlisle Co's, Inc.                          100            4
Commercial Metals Co.                        600           15
Domtar, Inc.                               1,000            8
The Dow Chemical Co.                         900           66
Dravo Corp. (b)                            2,200           23
FMC Gold Co.                                 600            3
Georgia-Pacific Corp.                        300           24
Hercules, Inc.                               200            9
Imperial Chemical Industries PLC             600           28
Inco Ltd.                                    700           19
Loctite Corp.                                300           14
Magma Copper Co. (b)                       1,300           23
Nucor Corp.                                  400           23
Pentair, Inc.                                200            9
Petrolite Corp.                              800           21
Rohm & Haas Co.                              400           24
RPM, Inc. Ohio                             1,100           22
Stone Container Corp. (b)                    100            2
Synalloy Corp.                             1,000           23
Tambrands, Inc.                              400           18
Varlen Corp.                                 700           16
Weyerhaeuser Co.                             500           19
                                                         ----
                                                          466
                                                         ----
Capital Goods-8.3%

Allied Products Corp. (b)                    200            3
Amcast Industrial Corp.                      600           12
Baldor Electric                              800           22
Blount Inc. "A"                            1,400           62


                                       7


March 31, 1995

                                                                Value
                                                      Shares   (000's)
Champion Enterprises, Inc. "A" (b)                       600   $   23
Coherent, Inc. (b)                                       600       16
Donaldson Co., Inc.                                      900       22
Fluke Corp.                                              100        4
Graco, Inc.                                            1,400       34
Groundwater Technology, Inc. (b)                       1,300       17
Ionics, Inc. (b)                                         700       21
Loral Corp.                                              400       17
Material Sciencies Corp. (b)                           1,500       25
Raytheon Co.                                             300       22
Regal Beloit Corp.                                     1,900       30
Rockwell International Corp.                             400       16
Standex International Corp.                              600       18
Watkins Johnson Co.                                    1,300       50
Webb Del Corp.                                           900       17
                                                               ------
                                                                  431
                                                               ------
Healthcare - 10.5%

Abbott Laboratories                                    1,100       39
American Health Properties, Inc.                         400        8
Ballard Medical Products                               1,700       22
Barr Laboratories, Inc. (b)                              300        6
Bristol-Myers-Squibb Co.                                 200       13
Cardinal Health, Inc.                                    500       24
Cordis Corp. (b)                                         300       22
Foxmeyer Health Corp. (b)                              3,400       66
Glaxo PLC                                                500       11
Health Care Property Investors, Inc.                     700       21
Health Care REIT, Inc.                                   700       15
Healthsouth Corp. (b)                                    200        8
Invacare Corp.                                           700       25
Johnson & Johnson                                        300       18
Eli Lilly & Co.                                          200       15
Nationwide Health Properties, Inc.                     1,200       44
Pfizer, Inc.                                             300       26
A. L. Pharma, Inc. "A"                                   800       18
Research Industries Corp. (b)                          1,400       25
Seafield Capital Corp.                                   300       11
Stryker Corp.                                            600       27
Sunrise Medical, Inc. (b)                                600       21
Surgical Care Affiliates, Inc.                           200        5
United Healthcare Corp.                                  500       23
Universal Health Services, Inc. (b)                    1,200       30
                                                               ------
                                                                  543
                                                               ------

Automobiles and Transportation - 4.6%

Air Express International Corp.                          900       23
American Freightways Corp. (b)                           400        9
Clarcor, Inc.                                          1,000       21
Coachmen Industries, Inc.                              2,400       42
Cooper Tire & Rubber Co.                                 700       20
Florida East Coast Industrial, Inc.                      100        7
Genuine Parts Co.                                        200        8
Modine Manufacturing Co.                                 700       24
Toyota Motor Corp.                                     2,100       83
                                                               ------
                                                                  237
                                                               ------
Total Common Stock                                             $5,143
                                                               ------
(Cost $4,889)

                                                      Principal
                                                       Amount
                                                       (000's)
Time Deposit - 0.2%

United Missouri Bank 5.069% due 04/03/95                  11       11
                                                               ------
Total Time Deposit                                                 11
                                                               ------
(Cost $11)

TOTAL INVESTMENTS (a) - 99.7%                                  $5,154
                                                               ------
(Cost $4,900)

OTHER ASSETS AND LIABILITIES (NET) - 0.3%                          17
                                                               ------

NET ASSETS - 100.0%                                            $5,171
                                                               ------


NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At March 31, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
    in which there was an excess of value over tax cost.           $297

    Aggregate gross unrealized depreciation for all investments
    in which there was an excess of tax cost over value.            (48)
                                                                   ----
    Unrealized apprecation-net                                     $249
                                                                   ----

(b) Non-income producing security.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

March 31, 1995

1. Significant Accounting Policies

The VeraSTYLE Equity Fund (the "Fund"), which commenced operations on September 30, 1994, is a series of the PIMCO Funds (the "Trust"). The Trust was organized under the laws of the Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The following is a summary of significant accounting policies followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollar equivalents using foreign exchange quotations from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

Dividends and Distributions to Shareholders. Dividends from net investment income of the Fund are declared and distributed to shareholders quarterly. Distributions, if any, of any net long-term capital gains earned by the Fund will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

March 31, 1995

Forward Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2. Fees, Expenses and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) serves as investment advisor (the "Advisor") to the Fund, pursuant to an investment advisory contract. The Advisor receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund as follows: 0.45% of the first $150 million, and 0.40% thereafter.

Administration Fee. PIMCO also serves as administrator and provides administrative services to the Fund for which it receives a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.

Expenses. The Fund bears all costs of its operations. Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the Funds of the Trust in relation to the net assets. Each unaffiliated Trustee received an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Custodian and Transfer Agent Fee. Custodian and transfer agent fees for the Fund is net of earnings credits of $106 for the period ended March 31, 1995.

Expense Limitation. The Advisor and the Administrator, in the interest of limiting expenses of the Fund, have jointly agreed to limit the expenses of the Fund, including the advisory and administrative fees, to 0.65% of its average net assets on an annual basis.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares. Under the contract, all expenses relating to the distribution of Fund shares will be paid by the Advisor, the Administrator or PADCO out of past profits and resources which may include fees received by the Advisor or Administrator.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the Fund for the period ended March 31, 1995 were as follows ($ in thousands):

           Purchases                                   Sales
  ---------------------------              --------------------------
  U.S. Government       Other              U.S. Government      Other
  ---------------       -----              ---------------      -----
         --            $12,905                   --            $7,873

March 31, 1995

4. Shares of Beneficial Interest

The Fund may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                    Period Ended
                                                   March 31, 1995
                                                   --------------
           Shares sold                                   500
           Issued as reinvestment of dividends             6
           Shares redeemed                                 0
                                                         ---
           Net increase                                  506
                                                         ===

5. Federal Income Tax Matters

For the period ended March 31, 1995, the Fund realized capital losses of $15,455 for Federal income tax purposes.

These capital losses are available to offset future realized capital gains through March 31, 2003. The Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the
VersaSTYLE Equity Fund (a series of the PIMCO Funds)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the VersaSTYLE Equity Fund (the "Fund") at March 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Kansas City, Missouri
May 12, 1995

TRUSTEES AND OFFICERS

                                Brent R. Harris, Chairman and Trustee
                                Guilford C. Babcock, Trustee
                                Vern O. Curtis, Trustee
                                Thomas P. Kemp, Trustee
                                R. Wesley Burns, President
                                Jeffrey M. Sargent, Secretary
                                John P. Hardaway, Treasurer

INVESTMENT ADVISOR AND
ADMINISTRATOR

                                Pacific Investment Management Company
                                840 Newport Center Drive, Suite 360
                                Newport Beach, California 92660

TRANSFER AGENT AND CUSTODIAN

                                Investors Fiduciary Trust Company
                                127 West 10th Street
                                Kansas City, Missouri 64105

COUNSEL

                                Dechert Price & Rhoads
                                1500 K Street N.W.
                                Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS

                                Price Waterhouse LLP
                                1055 Broadway
                                Kansas City, MO 64105


This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

                                            PIMCO FUNDS
                                            SEMI-ANNUAL REPORT
                                            SEPTEMBER 30, 1995









                                            P I M C O

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $68 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $87 billion. Widely recognized for providing consistent performance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."


CONTENTS

Chairman's Message                     1
Management Discussion and Analysis     2
Investment Performance                 6
Statement of Assets and Liabilities   10
Statement of Operations               12
Statement of Changes in Net Assets    14
Financial Highlights                  18
Schedules of Investments
  Total Return Fund                   22
  Total Return Fund III               33
  Low Duration Fund                   35
  Low Duration Fund II                41
  Short-Term Fund                     43
  Long-Term U.S. Government Fund      45
  Foreign Fund                        47
  Global Fund                         50
  High Yield Fund                     53
  Growth Stock Fund                   56
  StocksPLUS Fund                     58
Notes to Financial Statements         61
About the PIMCO Funds                 68

CHAIRMAN'S MESSAGE

                 Dear PIMCO Funds Client:

                 We are pleased to present this semi-annual report for the six-month period ended September 30, 1995. Both stock and bond markets continued to surge ahead, and the PIMCO Funds were well positioned to participate in the extension of this rally which began earlier in the year. Our flagship fixed income portfolio, the PIMCO Total Return Fund, rose in value by 7.94% during the reporting period. The PIMCO StocksPLUS Fund, our enhanced equity index fund, posted a remarkable gain of 19.42%. The performance of all PIMCO Funds, as well as a discussion of the financial markets, appears on the following pages.

                 We are gratified by the continued inflow of client assets to the PIMCO Funds which, when combined with market appreciation, have pushed total assets over the $15 billion mark. Assets invested in the PIMCO Total Return Fund alone exceed $9 billion, making it the second largest taxable fixed income fund in the nation.

                 During the past six months, we made the following changes to the PIMCO Funds for the benefit of shareholders:

                 [ ] Two new investment portfolios were added to the PIMCO Funds series: the PIMCO Total Return Fund II and the PIMCO Money Market Fund. The PIMCO Total Return Fund II is similar to the PIMCO Total Return Fund except that it does not allow investments in foreign currency-denominated securities or securities rated less than investment grade. The PIMCO Money Market Fund offers investors current income and seeks to maintain a stable net asset value.

                 [ ] Shareholders may now freely exchange shares among the 26 institutional funds offered by both the PIMCO Funds and our affiliated equity fund family, the PIMCO Advisors Institutional Funds (You should already have received prospectuses for both fund groups. Please let us know if you would like to receive additional copies.).

                 [ ] This new exchange privilege was made possible through a recent consolidation of the shareholder services and operations groups of our two institutional fund families. The groups were combined to more effectively meet the accounting, reporting and servicing needs of both fund families and their shareholders.

                 Thank you for your continued investment in the PIMCO Funds. Please call us at (800) 927-4648 should you have any questions or if we can be of any other assistance.

                 Sincerely,

                 /s/ Brent R. Harris

                 Brent R. Harris
                 Chairman of the Board
                 November 2, 1995

MANAGEMENT DISCUSSION AND ANALYSIS


                 Fund Performance

                 In the PIMCO Funds' March 31, 1995 Annual Report, we commented that fixed income markets had staged a remarkable comeback since 1994, which turned out to be the worst twelve month period for bonds in more than 50 years. We are pleased to be able to report that both fixed income and equity markets have continued to rally this year, extending performance gains in the Funds. And, as the following table shows, all of the PIMCO Funds have outperformed their respective mutual fund peer averages for the twelve-month period ended September 30, 1995 (competitive fund data shown as compiled by Lipper Analytical Services, Inc., a leading source of mutual fund performance rankings):

                                                                             Total Return Investment Performance
                                                                                    (Periods ended 09/30/95)
                                                                            six months                 twelve months
                                                                        ---------------------------------------------------------
                                                                              PIMCO          PIMCO      Competitive
                 Category & Fund*                                             Funds          Funds      Fund Average   Difference
                 ----------------------------------------------------------------------------------------------------------------
                 Intermediate Investment Grade Debt Funds (144 Funds)
                      PIMCO Total Return Fund                                  7.94%         13.38%        12.15%           1.23%
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Total Return Fund III                              7.43          13.33         12.15            1.18
                      ------------------------------------------------------------------------------------------------------------
                 Short Investment Grade Debt Funds (136 Funds)
                      PIMCO Low Duration Fund                                  5.75           8.49          7.95            0.54
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Low Duration Fund II                               4.47           9.21          7.95            1.26
                      ------------------------------------------------------------------------------------------------------------
                 Ultra Short Obligations Funds (18 Funds)
                      PIMCO Short-Term Fund                                    4.64           7.35          6.18            1.17
                      ------------------------------------------------------------------------------------------------------------
                 General U.S. Government Funds (164 Funds)
                      PIMCO Long-Term U.S. Government Fund                    13.71          23.74         12.74           11.00
                      ------------------------------------------------------------------------------------------------------------
                 General World Income Funds (127 Funds)
                      PIMCO Foreign Fund                                      11.47          14.41         11.74            2.67
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Global Fund                                        6.23          15.73         11.74            3.99
                      ------------------------------------------------------------------------------------------------------------
                 High Current Yield Funds (108 Funds)
                      PIMCO High Yield Fund                                    9.77          16.55         11.76            4.79
                      ------------------------------------------------------------------------------------------------------------
                 Capital Appreciation Funds (175 Funds)
                      PIMCO Growth Stock Fund                                 17.44          25.50         25.22            0.28
                      ------------------------------------------------------------------------------------------------------------
                 Growth and Income Funds (473 Funds)
                      PIMCO StocksPLUS Fund                                   19.42          31.43         23.08            8.35
                      ------------------------------------------------------------------------------------------------------------

                 * as categorized by Lipper Analytical Services, Inc.


                 Several PIMCO Funds also received top marks from Morningstar Inc.**, the widely recognized mutual fund rating service. Each of the PIMCO TOTAL RETURN, TOTAL RETURN III, LOW DURATION, LOW DURATION II and LONG-TERM U.S. GOVERNMENT FUNDS have been awarded the coveted 5-STAR RATING by Morningstar (the highest rating), while the SHORT-TERM and GROWTH STOCK FUNDS earned a 4- and 3-STAR RATING, respectively (the other PIMCO Funds have not been rated by Morningstar, which requires a fund to be in operation for at least three years prior to receiving a rating).

                 ** Source: Morningstar, Inc. 9/30/95. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. The ratings are calculated from a fund's 3- and 5-year average annual returns in excess of 90-day treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, and 35% receive 3 stars. For the 3- and 5-year periods ended September 30, 1995, the Funds' ratings were: Total Return, 5-star/5-star; Total Return III 5-star/N/A; Low Duration, 5-star/5-star; Low Duration II, 5-star/N/A; Long-Term U.S. Government, 5-star/N/A; Short-Term 4-star/4-star; and Growth Stock 3-star/3-star. There were 541 and 371 bond funds rated for these periods, respectively, and 821 and 654 equity funds rated for these same periods, respectively.

                 Investment Strategy

                 While a combination of many factors contributed to recent Fund performance, the chief catalyst was our decision to extend the Funds' average durations. Early in the second quarter, we correctly forecast that slowing economic growth and low inflation would begin to send bond yields lower and bond prices higher. By mid-May, we had lengthened durations in most Funds to levels from one-half to a full year above their comparative market indices. This strategy was employed in all but the Short-Term and StocksPLUS Funds, where a flat short-term yield curve appeared unlikely to reward longer durations. The following graph depicts the downward shift and flattening of the Treasury yield curve that occurred over the past six- and twelve-month periods:



                          [GRAPH OF TREASURY YIELD CURVE APPEARS HERE]


                      LINE GRAPH DEPICTS THE DECLINE IN YIELDS ON TREASURY SECURITIES FROM SEPTEMBER 1994 TO SEPTEMBER 1995.


                 ---------------------------------------------------------------

                 For those Funds whose investment guidelines permit foreign investments, performance also benefited from investment strategies implemented in response to our positive outlook for European bonds, particularly German, Finnish and other German-bloc issues. We began increasing allocations to these countries during the second quarter. Initially, these positions underperformed U.S. bonds, as concerns about inflation and money supply growth kept German and other closely tied interest rates stable, while the U.S. market rallied aggressively. In the third quarter, however, low inflation, slowing economic growth, central bank easing and a favorable environment for currency hedging all combined for a positive impact on performance.

                 Investment Process and Outlook

                 This past May, PIMCO convened its annual Secular Forum to consider the overarching trends that will significantly impact economic growth and inflation over the next 3-5 years. Following three intensive days of presentation, analysis, and discussion, PIMCO's investment professionals identified the following four major secular themes which are expected to dominate the world's fixed income markets for the next several years:

                 [ ] The globalization of trade, which dramatically increases access to cheap labor and low cost goods around the world;

                 [ ] The power of international capital markets to force more responsible fiscal and monetary policies upon governments;

                 [ ] A demographic shift in the developed world from young, high-consumption age groups toward older high-savers; and

                 [ ] Rapid investment in productivity enhancing technologies.

                 After considering the expected impact of these and other factors on inflation and economic growth, PIMCO SHIFTED ITS LONG-TERM OUTLOOK ON INTEREST RATES FROM NEUTRAL TO POSITIVE. This shift reflects the adjustment of our long-term interest rate forecast downward from a range of 6-8% to the more bullish range of 5-7%.

                 ===============================================================
                    30 Year Treasury Yields
                 ===============================================================

                                     [GRAPH APPEARS HERE]


                   LINE GRAPH DEPICTS THE YIELD ON THE 30 YEAR TREASURY BOND FROM 1979 TO 1995 AND A PROJECTED YIELD BETWEEN 7% AND 5% FOR THE PERIOD 1996 TO 1999.

                 ---------------------------------------------------------------


                 ---------------------------------------------------------------


                 The globalization of trade and the punishing effects of international capital markets on high interest/high inflation economies have spawned a trend toward disinflation. While Japan's recessionary woes are the starkest example, most of the major and many of the minor economies of the world have begun to experience economic slowing and an accompanying abatement of inflationary pressures. While 1994 was generally marked by central bank tightening, most central bank authorities in 1995 have reduced short-term lending rates in recognition of muted inflationary pressures. Furthermore, in countries like the United States, where Fed easing has been minimal, market forces have nevertheless flattened the yield curve substantially in anticipation that further rate reductions will be necessary to avoid a recession.

                 In addition to fueling the present global bond rally, low inflation and declining interest rates have also benefited domestic equities by keeping the cost of capital investment manageable and wage pressures at bay. Profitability gains from corporate downsizing and continuing capital investment have helped equities to reach new heights (although at levels we do not believe are sustainable).

                 At our latest quarterly Economics Forum, PIMCO's investment professionals met to evaluate the near-term cyclical forces impacting fixed income markets. At this meeting, we agreed that such forces (including high consumer debt levels, weak long-term wage gains, and softening auto sales) support our long-term secular outlook for lower interest rates.

                 Overall, we are optimistic regarding fixed income returns. Looking forward, we intend to remain true to our cyclical and secular outlooks for declining interest rates by maintaining above-index durations in the fixed income Funds. In the U.S. market, long-term corporate exposure will be reduced in favor of less risky Treasury holdings, reflecting our belief that historically narrow corporate spreads will widen to more normal late-cycle levels in the coming months. Portfolio allocations to mortgage securities will remain an important sector strategy as the typical fourth quarter decline in refinancing activity and the Fed's reluctance to significantly reduce short-term rates should serve to support both durations and spreads. On the foreign front, we remain bullish on intermediate and long-term German, Finnish and other German-bloc bonds, reflecting our outlook for central bank easing and flattening yield curves. In addition, we see opportunities for increased allocations to the Canadian market, which we expect to perform well as separation anxieties subside.

INVESTMENT PERFORMANCE

                 Performance Graphs and Tables

                 Another look at investment performance may be found in the following graphs and tables, which show the investment performance of the PIMCO Funds' Institutional Class as compared to the performance of a representative market index:

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/87)
-----------------------------------------------------
Total Return Fund
Inst'l Class (%)     13.38   7.53   11.32      10.21

-----------------------------------------------------
Lehman Aggregate
Bond Index (%)       14.06   6.68    9.65       9.42
-----------------------------------------------------

-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (9/94)
-----------------------------------------------------
Total Return Fund
Admin Class (%)      13.11   n/a     n/a       13.11
-----------------------------------------------------
Lehman Aggregate
Bond Index (%)       14.06   n/a     n/a       14.06
-----------------------------------------------------

                                    TOTAL RETURN              LBAG
                  MONTH                UNIT
                                      VALUE
                 =====================================================
                 05/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,030,745.18          1,043,430.28
                 12/31/88           1,127,426.29          1,125,714.10
                 12/31/89           1,288,016.57          1,289,275.51
                 12/31/90           1,391,670.78          1,404,797.46
                 12/31/91           1,663,829.39          1,629,609.19
                 12/31/92           1,825,855.68          1,750,227.21
                 12/31/93           2,054,300.21          1,920,864.71
                 12/31/94           1,980,883.43          1,864,840.30
                 09/30/95           2,248,870.96          2,119,059.98

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through September 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 9/30/95

                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/91)
-----------------------------------------------------
Total Return
Fund III (%)        13.33   7.82     n/a       10.13
-----------------------------------------------------
Lehman Aggregate
Bond Index (%)      14.06   6.68     n/a        8.79
-----------------------------------------------------

                                    TOTAL RET III             LBAG
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 04/30/91           1,000,000.00          1,000,000.00
                 12/31/91           1,137,502.41          1,116,311.65
                 12/31/92           1,240,189.38          1,198,937.16
                 12/31/93           1,396,936.94          1,315,826.92
                 12/31/94           1,349,037.54          1,277,449.19
                 09/30/95           1,532,332.73          1,451,594.25

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1991 and held through September 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index.

Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/87)
-----------------------------------------------------
Low Duration Fund
Inst'l Class (%)     8.49   5.98    8.18        8.52
-----------------------------------------------------
Merrill Lynch
Index (%)            8.28   4.77    7.08        7.63
-----------------------------------------------------

Cumulative Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (1/95)
----------------------------------------------------
Low Duration Fund
Admin Class (%)      n/a    n/a     n/a         8.26
----------------------------------------------------
Merrill Lynch
Index (%)            n/a    n/a     n/a         9.19
----------------------------------------------------

                                    LOW DURATION          MERRILL 1-3
                  MONTH                  UNIT
                                        VALUE
                 =====================================================
                 05/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,044,478.09          1,047,984.76
                 12/31/88           1,130,408.56          1,113,174.49
                 12/31/89           1,261,510.71          1,234,771.63
                 12/31/90           1,375,736.40          1,354,820.12
                 12/31/91           1,560,925.88          1,513,055.27
                 12/31/92           1,680,926.86          1,608,398.67
                 12/31/93           1,811,269.22          1,695,419.33
                 12/31/94           1,822,760.28          1,705,049.92
                 09/30/95           1,978,069.01          1,846,139.37

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through September 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.    (11/91)
-----------------------------------------------------
Low Duration
Fund II (%)          9.21   5.36    n/a         6.27
-----------------------------------------------------
Merrill Lynch
Index (%)            8.28   4.77    n/a         5.90
-----------------------------------------------------

                                     LOW DUR II            MERRILL 1-3
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 10/31/91           1,000,000.00          1,000,000.00
                 12/31/91           1,030,157.63          1,025,788.25
                 12/31/92           1,094,356.61          1,090,427.09
                 12/31/93           1,166,344.05          1,149,423.47
                 12/31/94           1,170,070.79          1,155,952.61
                 09/30/95           1,269,204.09          1,251,605.36

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in November 1991 and held through September 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.


Annualized Returns Ended 9/30/95
---------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.  5 Yr.     (10/87)
----------------------------------------------------
Short-Term
Fund (%)             7.35   4.85   5.34         6.42
----------------------------------------------------
Lipper MM
Index (%)            5.37   3.78   4.36         5.58
----------------------------------------------------

                                     SHORT-TERM              LIPPER
                  MONTH                 UNIT              MONEY MARKET
                                        VALUE
                 =====================================================
                 10/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,012,023.74          1,011,406.84
                 12/31/88           1,088,755.81          1,084,179.20
                 12/31/89           1,191,539.60          1,181,286.16
                 12/31/90           1,292,428.29          1,275,252.11
                 12/31/91           1,378,445.50          1,349,545.38
                 12/31/92           1,428,417.71          1,396,131.59
                 12/31/93           1,494,453.55          1,434,088.28
                 12/31/94           1,537,715.13          1,487,650.85
                 09/30/95           1,636,775.05          1,549,313.94

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in October 1987 and held through September 1995, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions.

Annualized Returns Ended 9/30/95
------------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  3 Yr.  5 Yr.     (7/91)
------------------------------------------------------
Long-Term U.S.
Gov't Fund (%)      23.74  10.68    n/a     14.43
------------------------------------------------------
Lehman Blended
Treasury Index (%)  22.54   9.45    n/a     11.89
------------------------------------------------------
Lehman Aggregate
Bond Index (%)      14.06   6.68    n/a      9.02
------------------------------------------------------


                              LONG-TERM GOV     LEHMAN INT         LBAG
                  MONTH            UNIT             &
                                   VALUE       20+ YR TREAS
                 ==========================================================
                 06/30/91     1,000,000.00     1,000,000.00    1,000,000.00
                 12/31/91     1,181,839.72     1,154,987.78    1,110,386.16
                 12/31/92     1,322,838.26     1,244,270.52    1,192,573.10
                 12/31/93     1,568,556.86     1,450,540.54    1,308,842.39
                 12/31/94     1,452,653.13     1,341,134.05    1,270,668.38
                 09/30/95     1,774,232.62     1,612,750.71    1,443,889.06

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in July 1991 and held through September 1995, compared to a 10 year duration blend of the Lehman Brothers Intermediate and 20+ Yr. Treasury Indices and the Lehman Brothers Aggregate Bond Index, each unmanaged market indices.

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  2 Yr.   5 Yr.    (12/92)
------------------------------------------------------
Foreign Fund (%)    14.41   4.55     n/a      7.50
------------------------------------------------------
J.P. Morgan
Non-U.S. Index (%)  15.15   5.87     n/a      7.69
------------------------------------------------------

                                    FOREIGN               JP MORGAN
                  MONTH               UNIT                 NON-U.S.
                                     VALUE
                 =======================================================
                 12/31/92           1,000,000.00          1,000,000.00
                 12/31/93           1,164,013.44          1,139,019.60
                 12/31/94           1,079,026.38          1,081,273.43
                 09/30/95           1,219,821.99          1,225,802.35

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in December 1992 and held through September 1995, compared to the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an unmanaged market index.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.    (11/93)
----------------------------------------------------
Global Fund (%)     15.73    n/a     n/a      8.84
J.P. Morgan
----------------------------------------------------
Global Index (%)    15.93    n/a     n/a      9.48
----------------------------------------------------

                                       GLOBAL               JP MORGAN
                  MONTH                 UNIT                  GLOBAL
                                       VALUE
                 =======================================================
                 11/30/93           1,000,000.00          1,000,000.00
                 12/31/93           1,031,870.81          1,010,200.20
                 12/31/94           1,014,310.85          1,022,933.14
                 09/30/95           1,167,935.64          1,180,587.20

                 ---------------------------------------------------------------

                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in November 1993 and held through September 1995, compared to the J.P. Morgan Global Index, an unmanaged market index.

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  2 Yr.   5 Yr.    (12/92)
-----------------------------------------------------
High Yield Fund
Inst'l Class (%)    16.55  11.13     n/a     13.16
-----------------------------------------------------
Lehman BB Corp.
Index (%)           15.03   8.95             10.87
-----------------------------------------------------


Cumulative Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  2 Yr.   5 Yr.    (1/95)
----------------------------------------------------
High Yield Fund
Admin Class (%)       n/a    n/a     n/a     14.35
----------------------------------------------------
Lehman BB Corp.
Index (%)             n/a    n/a     n/a      9.69
----------------------------------------------------

                                     HIGH YIELD            LEHMAN BB
                  MONTH                 UNIT               INT CORP
                                       VALUE
                 =====================================================
                 12/31/92           1,000,000.00          1,000,000.00
                 12/31/93           1,187,025.82          1,146,545.45
                 12/31/94           1,215,478.79          1,156,314.50
                 09/30/95           1,404,508.56          1,327,950.86

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in December 1992 and held through September 1995, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  3 Yr.   5 Yr.    (6/87)
----------------------------------------------------
Growth Stock
Fund (%)            25.50  13.36   15.93    10.21
----------------------------------------------------
S&P/BARRA
Index (%)           31.69  13.38   17.03    11.70
----------------------------------------------------

                                    GROWTH STOCK          S&P/BARRA
                  MONTH                 UNIT                GROWTH
                                        VALUE
                 =====================================================
                 06/30/87           1,000,000.00          1,000,000.00
                 12/31/87             821,597.69            818,050.56
                 12/31/88             930,476.25            915,768.36
                 12/31/89           1,169,864.77          1,248,847.34
                 12/31/90           1,166,776.31          1,251,186.20
                 12/31/91           1,597,738.06          1,731,134.19
                 12/31/92           1,660,262.82          1,820,142.55
                 12/31/93           1,759,283.20          1,848,843.59
                 12/31/94           1,786,067.30          1,906,839.94
                 09/30/95           2,231,904.79          2,493,963.88

                 ---------------------------------------------------------------

                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in June 1987 and held through September 1995, compared to the Standard & Poor's/BARRA Growth Index, an unmanaged market index.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  2 Yr.   5 Yr.    (5/93)
----------------------------------------------------
StocksPLUS
Fund (%)            31.43  18.10     n/a    16.86
----------------------------------------------------
S&P 500
Index (%)           29.74  15.99     n/a    14.94
----------------------------------------------------

                                    STOCKSPLUS              S&P 500
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 05/31/93           1,000,000.00          1,000,000.00
                 12/31/93           1,061,284.22          1,052,698.39
                 12/31/94           1,092,245.04          1,066,604.35
                 09/30/95           1,438,769.63          1,384,080.51

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1993 and held through September 1995, compared to the Standard & Poor's 500 Index, an unmanaged market index.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited)

                                                             Total Return    Total Return III  Low Duration     Low Duration II
Amounts in thousands, except per share amounts

Assets:
Investments, at value                                        $10,140,684         $ 128,497       $ 3,013,491        $ 223,712
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Cash and foreign currency                                         14,479                80                 0                2
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable from brokers for securities sold short                      0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable for investments and foreign currency sold             785,380            14,432             7,605              298
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable for Fund shares sold                                    8,090                13             3,148                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable from advisor                                                0                12                 0                7
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Variation margin receivable                                       26,106               335               365              246
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Interest and dividends receivable                                135,879             1,790            33,895            1,580
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Other assets                                                          54                 3                17                3
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
                                                              11,110,672           145,162         3,058,521          225,848
=======================================================  ================= ================= ================= =================

Liabilities:

Payable for investments and foreign currency purchased         1,853,121            29,074           610,036           31,160
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                           0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Written options outstanding                                        3,296               104               356                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Payable for Fund shares redeemed                                  12,856               116             8,107                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Dividends payable                                                 10,877                31             2,207               56
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued investment advisor's fee                                   2,115                32               621               36
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued administrator's fee                                          863                11               352               17
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Payable to advisor                                                     0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued distribution fee                                              11                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Variation margin payable                                               0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Other accrued expenses and liabilities                            42,705                77               701               46
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
                                                               1,925,844            29,445           622,380           31,315
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Net Assets                                                   $ 9,184,828         $ 115,717       $ 2,436,141        $ 194,533
=======================================================  ================= ================= ================= =================

Net Assets Consist of:

Paid in capital                                              $ 9,106,819         $ 115,386       $ 2,459,472        $ 197,432
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Undistributed (overdistributed) net investment income            (85,214)           (1,214)               40           (1,082)
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accumulated undistributed net realized gain (loss)               109,903             1,705           (22,536)          (1,782)
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Net unrealized appreciation (depreciation)                        53,320              (160)             (835)             (35)
=======================================================  ================= ================= ================= =================
                                                             $ 9,184,828         $ 115,717       $ 2,436,141        $ 194,533
=======================================================  ================= ================= ================= =================

Shares Issued and Outstanding
Institutional Class                                              873,639            12,407           244,319           19,711
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Administrative Class                                               5,632                 0               109                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                          $     10.45         $    9.33       $      9.97        $    9.87
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Administrative Class                                               10.44                 0              9.97                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------

Cost of Investments Owned                                     10,093,638           128,602         3,015,300          223,804
=======================================================  ================= ================= ================= =================
Cost of Foreign Currency Held                                     14,243                78                 0                0
=======================================================  ================= ================= ================= =================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited) (Continued)

                                                                      Short-Term     Long-Term        Foreign         Global
Amounts in thousands, except per share amounts                                       U.S. Gov't

Assets:
Investments, at value                                                  $ 103,994       $ 45,502      $ 391,262      $ 136,569
-------------------------------------------------------              -------------  -------------  -------------  -------------
Cash and foreign currency                                                      9              1          1,178            169
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable from brokers for securities sold short                              0              0         73,594         16,666
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable for investments and foreign currency sold                       2,511            529        211,184         95,431
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable for Fund shares sold                                            1,252              1            179          1,009
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable from advisor                                                        0              1              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Variation margin receivable                                                    0            419             77              6
-------------------------------------------------------              -------------  -------------  -------------  -------------
Interest and dividends receivable                                          1,312            218          8,842          2,313
-------------------------------------------------------              -------------  -------------  -------------  -------------
Other assets                                                                   8              2             18              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                         109,086         46,673        686,334        252,163
=======================================================              =============  =============  =============  =============

Liabilities:

Payable for investments and foreign currency purchased                    14,439          2,003        378,345        137,216
-------------------------------------------------------              -------------  -------------  -------------  -------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                                   0              0         72,537         16,568
-------------------------------------------------------              -------------  -------------  -------------  -------------
Written options outstanding                                                   38             94            441             74
-------------------------------------------------------              -------------  -------------  -------------  -------------
Payable for Fund shares redeemed                                             273             19             71             76
-------------------------------------------------------              -------------  -------------  -------------  -------------
Dividends payable                                                            141            122            139             38
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued investment advisor's fee                                              25             12            103             27
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued administrator's fee                                                   10              3              0              8
-------------------------------------------------------              -------------  -------------  -------------  -------------
Payable to advisor                                                            15              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued distribution fee                                                       0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Variation margin payable                                                       0              0            468             42
-------------------------------------------------------              -------------  -------------  -------------  -------------
Other accrued expenses and liabilities                                        71             23            934             41
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                          15,012          2,276        453,038        154,090
=======================================================              =============  =============  =============  =============
Net Assets                                                              $ 94,074       $ 44,397      $ 233,296       $ 98,073
=======================================================              =============  =============  =============  =============

Net Assets Consist of:

Paid in capital                                                         $ 95,228       $ 42,247      $ 242,648       $ 95,554
-------------------------------------------------------              -------------  -------------  -------------  -------------
Undistributed (overdistributed) net investment income                       (262)          (123)        (5,997)         1,197
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accumulated undistributed net realized gain (loss)                          (417)         1,238         (7,003)          (520)
-------------------------------------------------------              -------------  -------------  -------------  -------------
Net unrealized appreciation (depreciation)                                  (475)         1,035          3,648          1,842
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                        $ 94,074       $ 44,397      $ 233,296       $ 98,073
=======================================================              =============  =============  =============  =============

Shares Issued and Outstanding
Institutional Class                                                        9,522          4,099         23,096          9,652
-------------------------------------------------------              -------------  -------------  -------------  -------------
Administrative Class                                                           0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                                       $ 9.88        $ 10.83        $ 10.10        $ 10.16
-------------------------------------------------------              -------------  -------------  -------------  -------------
Administrative Class                                                           0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------

Cost of Investments Owned                                                104,343         44,746        384,735        134,165
=======================================================              =============  =============  =============  =============
Cost of Foreign Currency Held                                                  9              0          1,174            167
=======================================================              =============  =============  =============  =============

                                                                       High Yield    Growth Stock     StocksPLUS
Amounts in thousands, except per share amounts

Assets:
Investments, at value                                                  $ 469,223      $ 11,160       $ 75,953
-------------------------------------------------------               -------------  ------------  -------------
Cash and foreign currency                                                      0             0              7
-------------------------------------------------------               -------------  -------------  -------------
Receivable from brokers for securities sold short                              0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Receivable for investments and foreign currency sold                      13,818           397          1,599
-------------------------------------------------------               -------------  -------------  -------------
Receivable for Fund shares sold                                              248             0             32
-------------------------------------------------------               -------------  -------------  -------------
Receivable from advisor                                                        0             2             42
-------------------------------------------------------               -------------  -------------  -------------
Variation margin receivable                                                    0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Interest and dividends receivable                                         10,431            15            816
-------------------------------------------------------               -------------  -------------  -------------
Other assets                                                                   7             0          1,221
-------------------------------------------------------               -------------  -------------  -------------
                                                                         493,727        11,574         79,670
=======================================================               =============  =============  =============

Liabilities:

Payable for investments and foreign currency purchased                    22,572           369          5,816
-------------------------------------------------------               -------------  -------------  -------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                                   0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Written options outstanding                                                   21             0             24
-------------------------------------------------------               -------------  -------------  -------------
Payable for Fund shares redeemed                                             175             0              0
-------------------------------------------------------               -------------  -------------  -------------
Dividends payable                                                            118             0              4
-------------------------------------------------------               -------------  -------------  -------------
Accrued investment advisor's fee                                             136             4             29
-------------------------------------------------------               -------------  -------------  -------------
Accrued administrator's fee                                                   45             1              7
-------------------------------------------------------               -------------  -------------  -------------
Payable to advisor                                                             5             0              0
-------------------------------------------------------               -------------  -------------  -------------
Accrued distribution fee                                                       0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Variation margin payable                                                       0             0             63
-------------------------------------------------------               -------------  -------------  -------------
Other accrued expenses and liabilities                                       114            20             40
-------------------------------------------------------               -------------  -------------  -------------
                                                                          23,186           394          5,983
-------------------------------------------------------               -------------  -------------  -------------
Net Assets                                                             $ 470,541      $ 11,180       $ 73,687
=======================================================               =============  =============  =============

Net Assets Consist of:

Paid in capital                                                        $ 458,730      $  7,118       $ 63,635
-------------------------------------------------------               -------------  -------------  -------------
Undistributed (overdistributed) net investment income                      1,531             0          4,281
-------------------------------------------------------               -----------    -------------  -------------
Accumulated undistributed net realized gain (loss)                           161         1,893          4,911
-------------------------------------------------------               -----------    -------------  -------------
Net unrealized appreciation (depreciation)                                10,119         2,169            860
-------------------------------------------------------               -----------    -------------  -------------
                                                                       $ 470,541      $ 11,180       $ 73,687
=======================================================               ===========    =============  =============

Shares Issued and Outstanding
Institutional Class                                                       43,126           698          6,111
-------------------------------------------------------               -----------    -------------  -------------
Administrative Class                                                           3             0              0
-------------------------------------------------------               -----------    -------------  -------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                                    $   10.91      $  16.01       $  12.06
-------------------------------------------------------               -----------    -------------  -------------
Administrative Class                                                       10.91             0              0
-------------------------------------------------------               -----------    -------------  -------------

Cost of Investments Owned                                                459,104         8,991         75,778
=======================================================               ===========    =============  =============
Cost of Foreign Currency Held                                                  0             0              7
=======================================================               ===========    =============  =============

STATEMENT OF OPERATIONS
For the six months ended September 30, 1995 (unaudited)

$ in thousands

                                                         Total Return      Total Return III      Low Duration      Low Duration II
Investment Income:
Interest                                                    $ 303,255            $   4,119          $  89,391           $   7,023
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Dividends                                                         350                    0                297                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Total income                                                303,605                4,119             89,688               7,023
====================================================  ==================  ==================  ==================  ==================


Expenses:
Investment advisory fees                                       10,371                  165              3,073                 280
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Administration fees                                             4,154                   55              1,220                  98
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Custodian and transfer agent fees                               1,326                   25                343                  29
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Registration fees                                                 480                   16                 44                  13
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Distribution fees - Administrative Class                           47                    0                  1                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Audit fees                                                         61                    9                 38                  13
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Legal fees                                                         83                    2                 32                   2
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Trustees' fees                                                     13                    0                  7                   1
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Amortization of organization costs                                  0                    0                  0                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Miscellaneous                                                     243                    8                 94                   7
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Reimbursement to (from) advisor and administrator                   0                   (2)                 0                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Total Expenses                                               16,778                  278              4,852                 443
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Fees paid indirectly                                              (77)                  (1)               (23)                 (2)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Net expenses                                                 16,701                  277              4,829                 441
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------


Net Investment Income                                         286,904                3,842             84,859               6,582
====================================================  ==================  ==================  ==================  ==================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                       (23,070)                (172)            (9,453)               (232)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net realized gain on futures contracts
  and written options                                         194,249                2,430              9,669               1,101
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net realized gain (loss) on foreign
  currency transactions                                         3,507                   99             (1,161)                  0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  on investments                                              190,355                2,100             53,310               1,305
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                    (25,184)                (317)              (943)               (149)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                (8,804)                (234)               254                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------


  Net gain                                                    331,053                3,906             51,676               2,025
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net Increase in Assets
Resulting from Operations                                   $ 617,957            $   7,748          $ 136,535           $   8,607
====================================================  ==================  ==================  ==================  ==================


See Notes to Financial Statements

STATEMENT OF OPERATIONS
For the six months ended September 30, 1995 (unaudited) (Continued)

$ in thousands

                                                          Short-Term       Long-Term           Foreign          Global
                                                                           U.S. Gov't
Investment Income:
Interest                                                  $    3,530       $    1,322       $     8,593       $    2,968
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Dividends                                                          0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Total income                                                 3,530            1,322             8,593            2,968
==================================================== ================  ================  ================  ================


Expenses:
Investment advisory fees                                         132               54               330              127
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Administration fees                                               45               18               118               43
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Custodian and transfer agent fees                                 25               12               109               41
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Registration fees                                                 19               12                25               27
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Distribution fees - Administrative Class                           0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Audit fees                                                        10                7                30               23
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Legal fees                                                         2                1                 1                1
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Trustees' fees                                                     0                0                 1                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Amortization of organization costs                                 0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Miscellaneous                                                     81                4                16                4
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Reimbursement to (from) advisor and administrator                (13)             (18)                0               22
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Total Expenses                                                 301               90               630              288
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Fees paid indirectly                                              (2)               0                (2)               0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Net expenses                                                   299               90               628              288
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------


Net Investment Income                                          3,231            1,232             7,965            2,680
==================================================== ================  ================  ================  ================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                           91              573             4,414            1,481
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net realized gain on futures contracts
  and written options                                             49            2,506             4,307            1,927
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net realized gain (loss) on foreign
  currency transactions                                           58                0             4,635           (1,366)
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net change in unrealized appreciation
  on investments                                                 849              491             5,919            1,976
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                         6              (93)           (2,088)            (643)
---------------------------------------------------- ---------------   ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                  234                0               108             (967)
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------


  Net gain                                                       819            3,477            17,295            2,408
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net Increase in Assets
Resulting from Operations                                 $    4,050       $    4,709       $    25,260       $    5,088
==================================================== ================  ================  ================  ================

                                                       High Yield         Growth Stock        StocksPLUS
Investment Income:
Interest                                                $   20,478         $         4       $     5,623
---------------------------------------------------- ----------------  ----------------  ----------------

Dividends                                                      203                 107                 0
---------------------------------------------------- ----------------  ----------------  ----------------

  Total income                                              20,681                 111             5,623
==================================================== ================  ================  ================


Expenses:
Investment advisory fees                                       553                  21               132
---------------------------------------------------- ----------------  ----------------  ----------------

Administration fees                                            208                   7                30
---------------------------------------------------- ----------------  ----------------  ----------------

Custodian and transfer agent fees                               62                   9                24
---------------------------------------------------- ----------------  ----------------  ----------------

Registration fees                                               49                   3                26
---------------------------------------------------- ----------------  ----------------  ----------------

Distribution fees - Administrative Class                         0                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Audit fees                                                      19                   8                15
---------------------------------------------------- ----------------  ----------------  ----------------

Legal fees                                                       4                   0                 1
---------------------------------------------------- ----------------  ----------------  ----------------

Trustees' fees                                                   1                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Amortization of organization costs                               0                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Miscellaneous                                                   15                   1                 4
---------------------------------------------------- ----------------  ----------------  ----------------

Reimbursement to (from) advisor and administrator                0                 (14)              (34)
---------------------------------------------------- ----------------  ----------------  ----------------

  Total Expenses                                               911                  35               198
---------------------------------------------------- ----------------  ----------------  ----------------

Fees paid indirectly                                           (10)                  0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

  Net expenses                                                 901                  35               198
---------------------------------------------------- ----------------  ----------------  ----------------


Net Investment Income                                       19,780                  76             5,425
==================================================== ================   ================  ================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                      4,149               1,569               126
---------------------------------------------------- ----------------  ----------------  ----------------

Net realized gain on futures contracts
  and written options                                          143                   5             4,724
---------------------------------------------------- ----------------  ----------------  ----------------

Net realized gain (loss) on foreign
  currency transactions                                          0                   0                39
---------------------------------------------------- ----------------  ----------------  ----------------

Net change in unrealized appreciation
  on investments                                            13,739                 610               166
---------------------------------------------------- ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                      (22)                  0              (229)
---------------------------------------------------- ----------------  ----------------  -----------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                   0                   0               (17)
---------------------------------------------------- ----------------  ----------------  ----------------


  Net gain                                                   18,009               2,184             4,809
---------------------------------------------------- ----------------   ----------------  ----------------

Net Increase in Assets
Resulting from Operations                               $    37,789        $      2,260      $     10,234
==================================================== ================   ================  ================

STATEMENT OF CHANGES IN NET ASSETS

$ in thousands

                                                                   Total Return                         Total Return III

Increase (Decrease) in Net Assets from:                Six Months Ended       Year Ended      Six Months Ended       Year Ended
                                                     September 30, 1995   March 31, 1995    September 30, 1995   March 31, 1995
                                                            (unaudited)                            (unaudited)
Operations
Net investment income                                       $   286,904      $   407,312           $     3,842      $     5,934
---------------------------------------------------  -------------------------------------  -------------------------------------
Net realized gain (loss)                                        174,686         (110,620)                2,357           (1,737)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                 190,355          (77,343)                2,100             (850)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                           (25,184)          82,421                  (317)           1,250
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                          (8,804)           1,525                  (234)             (73)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations               617,957          303,295                 7,748            4,524
===================================================  =====================================  =====================================

Distributions to Shareholders
From net investment income
  Institutional Class                                          (285,617)        (347,782)               (3,844)          (5,003)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                           (1,247)            (126)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net investment income
  Institutional Class                                                 0          (30,707)                    0             (147)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0              (11)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Tax basis return of capital
  Institutional Class                                                 0          (13,786)                    0             (784)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0               (5)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------

Total Distributions                                            (286,864)        (392,417)               (3,844)          (5,934)
===================================================  =====================================  =====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                          1,865,191        3,081,221                16,801           38,113
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                            55,226            9,138                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                            223,962          308,654                 3,667            5,316
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                             1,241              142                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Cost of shares redeemed
 Institutional Class                                           (533,186)      (1,069,020)               (8,152)         (40,044)
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                            (7,471)            (401)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                 1,604,963        2,329,734                12,316            3,385
---------------------------------------------------  -------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                       1,936,056        2,240,612                16,220            1,975
===================================================  =====================================  =====================================

Net Assets
Beginning of period                                           7,248,772        5,008,160                99,497           97,522
---------------------------------------------------  -------------------------------------  -------------------------------------
End of period *                                             $ 9,184,828      $ 7,248,772           $   115,717      $    99,497
---------------------------------------------------  -------------------------------------  -------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $   (85,214)     $   (85,253)          $    (1,214)     $    (1,212)
---------------------------------------------------  -------------------------------------  -------------------------------------

See Notes to Financial Statements

$ in thousands

                                                                   Low Duration                           Low Duration II

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995     September 30, 1995   March 31, 1995
                                                             (unaudited)                             (unaudited)
Operations
Net investment income                                       $    84,859      $   146,094            $     6,582      $     9,951
--------------------------------------------------- --------------------------------------  --------------------------------------
Net realized gain (loss)                                           (945)         (36,670)                   869           (2,550)
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                  53,310          (30,178)                 1,305             (157)
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                              (943)           2,234                   (149)             320
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                             254             (386)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Net increase (decrease) resulting from operations               136,535           81,094                  8,607            7,564
=================================================== ======================================  ======================================

Distributions to Shareholders
From net investment income
  Institutional Class                                           (84,866)        (125,715)                (6,583)          (9,191)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                              (23)             (10)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
In excess of net investment income
  Institutional Class                                                 0                0                      0             (491)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0                      0               (4)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Tax basis return of capital
  Institutional Class                                                 0          (20,045)                     0             (276)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0               (2)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------

Total Distributions                                             (84,889)        (145,772)                (6,583)          (9,962)
=================================================== ======================================  ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                            635,842        1,378,441                 56,282           77,909
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                               707              768                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                             70,413          115,466                  6,195            8,742
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                                28               12                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Cost of shares redeemed
 Institutional Class                                           (654,859)      (1,395,445)               (40,834)         (54,798)
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                              (439)             (16)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    51,692           99,226                 21,643           31,853
--------------------------------------------------- --------------------------------------  --------------------------------------

Total Increase (Decrease) in Net Assets                         103,338           34,548                 23,667           29,455
=================================================== ======================================  ======================================

Net Assets
Beginning of period                                           2,332,803        2,298,255                170,866          141,411
--------------------------------------------------- --------------------------------------  --------------------------------------
End of period *                                             $ 2,436,141      $ 2,332,803            $   194,533      $   170,866
--------------------------------------------------- --------------------------------------  --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $        40      $        71            $    (1,082)     $    (1,081)
--------------------------------------------------- --------------------------------------  --------------------------------------

$ in thousands

                                                                    Short-Term

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995
                                                             (unaudited)
Operations
Net investment income                                       $     3,231      $     7,250
--------------------------------------------------- --------------------------------------
Net realized gain (loss)                                            198             (743)
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                     849             (800)
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                                 6               93
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                            (234)               0
--------------------------------------------------- --------------------------------------
Net increase (decrease) resulting from operations                 4,050            5,800
=================================================== ======================================

Distributions to Shareholders
From net investment income
  Institutional Class                                            (3,232)          (7,075)
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
In excess of net investment income
  Institutional Class                                                 0             (165)
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
Tax basis return of capital
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------

Total Distributions                                              (3,232)          (7,240)
=================================================== ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                             52,424          265,206
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                              2,658            5,671
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Cost of shares redeemed
 Institutional Class                                            (51,940)        (252,499)
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                     3,142           18,378
--------------------------------------------------- --------------------------------------

Total Increase (Decrease) in Net Assets                           3,960           16,938
=================================================== ======================================

Net Assets
Beginning of period                                              90,114           73,176
--------------------------------------------------- --------------------------------------
End of period *                                             $    94,074      $    90,114
--------------------------------------------------- --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $      (262)     $      (261)
--------------------------------------------------- --------------------------------------

See Notes to Financial Statements

$ in thousands

                                                           Long-Term U.S. Government                         Foreign

Increase (Decrease) in Net Assets from:                Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                     September 30, 1995   March 31, 1995     September 30, 1995   March 31, 1995
                                                            (unaudited)                             (unaudited)
Operations
Net investment income                                      $     1,232      $     1,998            $     7,965      $    21,377
---------------------------------------------------  ------------------------------------  --------------------------------------
Net realized gain (loss)                                         3,079           (1,604)                13,356          (40,238)
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                     491              244                  5,919             (184)
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                               (93)           1,086                 (2,088)           3,854
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                               0                0                    108            1,398
---------------------------------------------------  ------------------------------------  --------------------------------------
Net increase (decrease) resulting from operations                4,709            1,724                 25,260          (13,793)
===================================================  ====================================  ======================================

Distributions to Shareholders
From net investment income
 Institutional Class                                            (1,232)          (1,941)                (7,965)               0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
In excess of net investment income
 Institutional Class                                                 0              (57)                     0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
From net realized capital gains
 Institutional Class                                                 0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
In excess of net realized capital gains
 Institutional Class                                                 0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Tax basis return of capital
 Institutional Class                                                 0                0                      0          (20,915)
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------

Total Distributions                                             (1,232)          (1,998)                (7,965)         (20,915)
===================================================  ====================================  ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                            16,275           21,532                 34,910           60,501
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                               895            1,200                  6,859           17,186
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Cost of shares redeemed
 Institutional Class                                            (8,599)         (16,087)               (58,468)        (308,800)
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    8,571            6,645                (16,699)        (231,113)
---------------------------------------------------  ------------------------------------  --------------------------------------

Total Increase (Decrease) in Net Assets                         12,048            6,371                    596         (265,821)
===================================================  ====================================  ======================================

Net Assets
Beginning of period                                             32,349           25,978                232,700          498,521
---------------------------------------------------  ------------------------------------  --------------------------------------
End of period *                                            $    44,397      $    32,349            $   233,296      $   232,700
---------------------------------------------------  ------------------------------------  --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                   $      (123)     $      (122)           $    (5,997)     $    (5,995)
---------------------------------------------------  ------------------------------------  --------------------------------------

                                                                     Global                              High Yield

Increase (Decrease) in Net Assets from:               Six Months Ended       Year Ended      Six Months Ended       Year Ended
                                                    September 30, 1995   March 31, 1995    September 30, 1995   March 31, 1995
                                                           (unaudited)                            (unaudited)
Operations
Net investment income                                       $   2,680        $   3,239             $  19,780        $  28,015
--------------------------------------------------- ------------------------------------   ------------------------------------
Net realized gain (loss)                                        2,042            1,494                 4,292           (4,049)
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                  1,976              525                13,739            2,745
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                             (643)             692                   (22)              22
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                           (967)             603                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
Net increase (decrease) resulting from operations               5,088            6,553                37,789           26,733
=================================================== ====================================   ====================================

Distributions to Shareholders
From net investment income
 Institutional Class                                           (2,682)          (3,206)              (19,783)         (28,199)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0               (1)
--------------------------------------------------- ------------------------------------   ------------------------------------
In excess of net investment income
 Institutional Class                                                0           (2,548)                    0             (530)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
From net realized capital gains
 Institutional Class                                                0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
In excess of net realized capital gains
 Institutional Class                                                0                0                     0              (49)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
Tax basis return of capital
 Institutional Class                                                0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------

Total Distributions                                            (2,682)          (5,754)              (19,783)         (28,779)
=================================================== ====================================   ====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                           19,417           43,231               132,181          220,498
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0               39
--------------------------------------------------- ------------------------------------   ------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                            2,429            5,606                18,484           27,208
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     2                1
--------------------------------------------------- ------------------------------------   ------------------------------------
Cost of shares redeemed
 Institutional Class                                           (2,655)         (13,645)              (34,469)        (129,324)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                   (14)               0
--------------------------------------------------- ------------------------------------   ------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                  19,191           35,192               116,184          118,421
--------------------------------------------------- ------------------------------------   ------------------------------------

Total Increase (Decrease) in Net Assets                        21,597           35,991               134,190          116,375
=================================================== ====================================   ====================================

Net Assets
Beginning of period                                            76,476           40,485               336,351          219,976
--------------------------------------------------- ------------------------------------   ------------------------------------
End of period *                                             $  98,073        $  76,476             $ 470,541        $ 336,351
--------------------------------------------------- ------------------------------------   ------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $   1,197        $   1,199             $   1,531        $   1,534
--------------------------------------------------- ------------------------------------   ------------------------------------

                                                                     Growth Stock                            StocksPLUS

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended     Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995   September 30, 1995   March 31, 1995
                                                             (Unaudited)                           (Unaudited)
Operations
Net investment income                                         $      76       $      270            $   5,425        $   2,841
---------------------------------------------------   ------------------------------------  ------------------------------------
Net realized gain (loss)                                          1,574              938                4,889              858
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                      610              600                  166               66
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                                  0               27                 (229)           1,397
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                                0                0                  (17)               0
---------------------------------------------------   ------------------------------------  ------------------------------------
Net increase (decrease) resulting from operations                 2,260            1,835               10,234            5,162
===================================================   ====================================  ====================================

Distributions to Shareholders
From net investment income
 Institutional Class                                                (76)            (270)              (2,320)          (2,257)
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
In excess of net investment income
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
From net realized capital gains
 Institutional Class                                                  0           (1,056)                   0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
In excess of net realized capital gains
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Tax basis return of capital
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------

Total Distributions                                                 (76)          (1,326)              (2,320)          (2,257)
===================================================   ====================================  ====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                                143              954               28,945           28,147
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                                 75            1,314                2,311            2,257
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Cost of shares redeemed
 Institutional Class                                             (6,651)          (9,861)             (11,981)          (1,136)
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    (6,433)          (7,593)              19,275           29,268
---------------------------------------------------   ------------------------------------  ------------------------------------

Total Increase (Decrease) in Net Assets                          (4,249)          (7,084)              27,189           32,173
===================================================   ====================================  ====================================

Net Assets
Beginning of period                                              15,429           22,513               46,498           14,325
---------------------------------------------------   ------------------------------------  ------------------------------------
End of period *                                               $  11,180       $   15,429            $  73,687        $  46,498
---------------------------------------------------   ------------------------------------  ------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                      $       0       $        0            $   4,281        $   1,176
---------------------------------------------------   ------------------------------------   ------------------------------------

FINANCIAL HIGHLIGHTS

Selected Per Share Data for      Net Asset                  Net Realized    Total Income   Dividends    Dividends in    Distribution
the Year or Period Ended:          Value         Net       and Unrealized      from         from Net    Excess of Net     from Net
                                Beginning of  Investment   Gain (Loss) on    Investment    Investment    Investment      Realized
                                   Period       Income      Investments      Operations    Income          Income      Capital Gains

Total Return Fund
 Institutional Class
  09/30/95 (a)                    $ 10.02      $  0.38         $  0.41         $  0.79     $ (0.36)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                          10.25         0.64           (0.24)           0.40       (0.56)          (0.05)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.91         0.68           (0.16)           0.52       (0.71)          (0.15)          (0.30)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.46         0.76            0.76            1.52       (0.76)           0.00           (0.31)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.15         0.86            0.60            1.46       (0.86)           0.00           (0.29)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.77         0.90            0.39            1.29       (0.90)           0.00           (0.01)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

 Administrative Class
  09/30/95 (a)                      10.01         0.38            0.39            0.77       (0.34)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  09/07/94 - 03/31/95               10.00         0.31            0.06            0.37       (0.32)          (0.03)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Total Return Fund III
  09/30/95 (a)                    $  8.99      $  0.33         $  0.33         $  0.66     $ (0.32)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.18         0.59           (0.16)           0.43       (0.52)          (0.02)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                           9.81         0.59           (0.03)           0.56       (0.66)          (0.12)          (0.20)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.31         0.64            0.75            1.39       (0.64)           0.00           (1.25)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  05/01/91 - 03/31/92               10.00         0.63            0.58            1.21       (0.63)           0.00           (0.27)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                    $  9.76      $  0.34         $  0.21         $  0.55     $ (0.34)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                          10.04         0.65           (0.30)           0.35       (0.54)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.30         0.62           (0.16)           0.46       (0.64)          (0.03)          (0.05)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.20         0.75            0.22            0.97       (0.74)           0.00           (0.13)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.02         0.83            0.25            1.08       (0.82)           0.00           (0.08)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.89         0.89            0.12            1.01       (0.88)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

 Administrative Class
  09/30/95 (a)                       9.76         0.38            0.16            0.54       (0.33)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  12/31/94 - 03/31/95                9.67         0.18            0.07            0.25       (0.14)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Low Duration Fund II
  09/30/95 (a)                    $  9.77      $  0.34         $  0.09         $  0.43     $ (0.33)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.94         0.62           (0.16)           0.46       (0.58)          (0.03)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.25         0.60           (0.28)           0.32       (0.58)           0.00           (0.05)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.04         0.63            0.25            0.88       (0.64)           0.00           (0.03)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  11/01/91 - 03/31/92               10.00         0.28            0.03            0.31       (0.27)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Short-Term Fund
  09/30/95 (a)                    $  9.79      $  0.36         $  0.09         $  0.45     $ (0.36)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.92         0.56           (0.13)           0.43       (0.55)          (0.01)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.03         0.48           (0.12)           0.36       (0.47)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.01         0.37            0.02            0.39       (0.37)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.02         0.55            0.00            0.55       (0.55)           0.00           (0.01)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.99         0.77            0.04            0.81       (0.78)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


+   Annualized
(a) unaudited
(b) Ratio includes interest expense incurred due to temporary borrowing under reverse repurchase agreements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Per Share Data for
the Year or Period Ended:    Distributions   Tax Basis                   Net Asset
                             in Excess of    Return of       Total       Value End   Total Return
                             Net Realized     Capital    Distributions   of Period
                             Capital Gains
Total Return Fund
 Institutional Class
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.36)     $ 10.45        7.94%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.02)          (0.63)       10.02        4.22
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                          (0.02)       0.00           (1.18)       10.25        4.55
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (1.07)       10.91       15.29
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (1.15)       10.46       14.90
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.91)       10.15       13.74
---------------------------  -------------  -----------  -------------  -----------  ------------

 Administrative Class
  09/30/95 (a)                       0.00        0.00           (0.34)       10.44        7.81
---------------------------  -------------  -----------  -------------  -----------  ------------

  09/07/94 - 03/31/95                0.00       (0.01)          (0.36)       10.01        3.76
---------------------------  -------------  -----------  -------------  -----------  ------------


Total Return Fund III
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.32)     $  9.33        7.43%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.08)          (0.62)        8.99        4.92
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                          (0.21)       0.00           (1.19)        9.18        5.64
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (1.89)        9.81       14.47
---------------------------  -------------  -----------  -------------  -----------  ------------

  05/01/91 - 03/31/92                0.00        0.00           (0.90)       10.31       13.61+
---------------------------  -------------  -----------  -------------  -----------  ------------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.34)     $  9.97        5.75%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.09)          (0.63)        9.76        3.60
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.72)       10.04        4.56
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.87)       10.30        9.91
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (0.90)       10.20       11.30
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.88)       10.02       10.60
---------------------------  -------------  -----------  -------------  -----------  ------------

 Administrative Class
  09/30/95 (a)                       0.00        0.00           (0.33)        9.97        5.59
---------------------------  -------------  -----------  -------------  -----------  ------------

  12/31/94 - 03/31/95                0.00       (0.02)          (0.16)        9.76        2.53
---------------------------  -------------  -----------  -------------  -----------  ------------


Low Duration Fund II
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.33)     $  9.87        4.47%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.02)          (0.63)        9.77        4.80
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.63)        9.94        3.15
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.67)       10.25        8.95
---------------------------  -------------  -----------  -------------  -----------  ------------

  11/01/91 - 03/31/92                0.00        0.00           (0.27)       10.04        7.72+
---------------------------  -------------  -----------  -------------  -----------  ------------


Short-Term Fund
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.36)     $  9.88        4.64%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00        0.00           (0.56)        9.79        4.46
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.47)        9.92        3.66
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.37)       10.03        3.94
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (0.56)       10.01        5.66
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.78)       10.02        8.44
---------------------------  -------------  -----------  -------------  -----------  ------------

Selected Per Share Data for
the Year or Period Ended:                                   Ratio of Net
                              Net Assets       Ratio of      Investment    Portfolio
                             End of Period    Expenses to     Income to    Turnover
                                (000's)       Average Net    Average Net     Rate
                                                 Assets         Assets
Total Return Fund
 Institutional Class
  09/30/95 (a)                $ 9,126,049       0.40%+            6.96%+     104.35%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                      7,239,735       0.41              6.72       98.48
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                      5,008,160       0.41              6.27       176.74
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                      3,155,441       0.43              7.07       89.95
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                      1,813,935       0.46              8.18       110.46
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                        975,619       0.49              9.10       98.68
---------------------------  -------------    -----------   ------------  -----------

 Administrative Class
  09/30/95 (a)                     58,779       0.68+             6.86+      104.35
---------------------------  -------------    -----------   ------------  -----------

  09/07/94 - 03/31/95               9,037       0.66+             6.54+      98.48
---------------------------  -------------    -----------   ------------  -----------


Total Return Fund III
  09/30/95 (a)                $   115,717       0.50%+            7.04%+     90.00%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                         99,497       0.50              6.95       145.98
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                         97,522       0.50              6.00       95.21
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                         65,349       0.51              6.06       161.38
---------------------------  -------------    -----------   ------------  -----------

  05/01/91 - 03/31/92              47,908       0.60+             6.75+      521.14
---------------------------  -------------    -----------   ------------  -----------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                $ 2,435,058       0.40%+            7.02%+     68.67%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                      2,332,032       0.41              6.46       77.14
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                      2,298,255       0.43              6.05       42.69
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                      1,403,594       0.45              7.21       67.51
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                        906,650       0.50              8.08       37.21
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                        516,325       0.57              8.97       44.31
---------------------------  -------------    -----------   ------------  -----------

 Administrative Class
  09/30/95 (a)                      1,083       0.64+             6.68+      68.67
---------------------------  -------------    -----------   ------------  -----------

  12/31/94 - 03/31/95                 771       0.66+             6.93+      77.14
---------------------------  -------------    -----------   ------------  -----------


Low Duration Fund II
  09/30/95 (a)                $   194,533       0.46%+            6.86%+     65.24%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                        170,866       0.47              6.35       102.43
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                        141,411       0.50              5.73       53.78
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                        101,025       0.50              6.16       95.33
---------------------------  -------------    -----------   ------------  -----------

  11/01/91 - 03/31/92              31,027       0.51+             6.80+      12.57
---------------------------  -------------    -----------   ------------  -----------


Short-Term Fund
  09/30/95 (a)                $    94,074       0.68%+(b)         7.32%+     93.46%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                         90,114       0.50              5.67       79.30
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                         73,176       0.50              4.87       45.81
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                         46,905       0.50              3.67       54.50
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                         44,172       0.50              5.52       94.62
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                         44,820       0.50              7.83       115.26
---------------------------  -------------    -----------   ------------  -----------

FINANCIAL HIGHLIGHTS

Selected Per Share Data for    Net Asset                   Net Realized    Total Income    Dividends   Dividends in    Distributions
the Year or Period Ended:        Value          Net       and Unrealized       from        from Net    Excess of Net     from Net
                              Beginning of   Investment   Gain (Loss) on    Investment    Investment    Investment       Realized
                                 Period        Income       Investments     Operations      Income        Income       Capital Gains
Long-Term U.S. Gov't Fund
  09/30/95 (a)                     $  9.85      $  0.37         $  0.97        $  1.34      $ (0.36)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.96         0.60           (0.09)          0.51        (0.60)          (0.02)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           11.36         0.62           (0.06)          0.56        (1.05)          (0.04)         (0.70)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/93                           10.82         0.70            1.66           2.36        (0.70)           0.00          (1.12)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  07/01/91 - 03/31/92                10.00         0.64            0.85           1.49        (0.64)           0.00          (0.03)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Foreign Fund
  09/30/95 (a)                     $  9.38      $  0.31         $  0.74        $  1.05      $ (0.33)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           10.18         0.38           (0.57)         (0.19)        0.00            0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           10.34         0.55            0.27           0.82        (0.55)           0.00          (0.06)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  12/03/92 - 03/31/93                10.00         0.16            0.34           0.50        (0.16)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Global Fund
  09/30/95 (a)                     $  9.87      $  0.29         $  0.32        $  0.61      $ (0.32)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.85         0.69           (0.14)          0.55        (0.29)          (0.24)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  11/23/93 - 03/31/94                10.00         0.16           (0.15)          0.01        (0.16)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

High Yield Fund
 Institutional Class
  09/30/95 (a)                     $ 10.42      $  0.51         $  0.49        $  1.00      $ (0.51)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           10.52         0.99           (0.12)          0.87        (0.93)          (0.02)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           10.41         0.90            0.18           1.08        (0.90)           0.00          (0.07)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  12/16/92 - 03/31/93                10.00         0.24            0.41           0.65        (0.24)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

 Administrative Class
  09/30/95 (a)                       10.41         0.53            0.47           1.00        (0.50)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  01/16/95 - 03/31/95                10.14         0.23            0.25           0.48        (0.21)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Growth Stock Fund
  09/30/95 (a)                     $ 13.71      $  0.09         $  2.30        $  2.39      $ (0.09)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           13.51         0.20            1.15           1.35        (0.20)           0.00          (0.95)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           14.35         0.19           (0.11)          0.08        (0.19)           0.00          (0.73)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/93                           13.21         0.20            1.31           1.51        (0.20)           0.00          (0.17)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/92                           11.93         0.23            1.28           1.51        (0.23)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/91                           10.47         0.31            1.45           1.76        (0.30)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

StocksPLUS Fund
  09/30/95 (a)                     $ 10.48      $  0.87         $  1.15        $  2.02      $ (0.44)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.52         1.03            0.69           1.72        (0.76)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  05/14/93 - 03/31/94                10.00         0.34            0.10           0.44        (0.34)          (0.01)         (0.10)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

+   Annualized
(a) unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


Selected Per Share Data for
the Year or Period Ended:      Distributions   Tax Basis       Total         Net Asset
                               in Excess of    Return of   Distributions   Value End of   Total Return
                               Net Realized     Capital                       Period
                               Capital Gains
Long-Term U.S. Gov't Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.36)       $ 10.83         13.71 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.62)          9.85          5.50
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                            (0.17)       0.00           (1.96)          9.96          4.13
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/93                             0.00        0.00           (1.82)         11.36         23.42
---------------------------    -------------  -----------  -------------   ------------  --------------
  07/01/91 - 03/31/92                  0.00        0.00           (0.67)         10.82         20.57 +
---------------------------    -------------  -----------  -------------   ------------  --------------

Foreign Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.33)       $ 10.10         11.47 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00       (0.61)          (0.61)          9.38         (1.85)
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                            (0.37)       0.00           (0.98)         10.18          7.79
---------------------------    -------------  -----------  -------------   ------------  --------------
  12/03/92 - 03/31/93                  0.00        0.00           (0.16)         10.34         16.23 +
---------------------------    -------------  -----------  -------------   ------------  --------------

Global Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.32)       $ 10.16          6.23 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.53)          9.87         10.35
---------------------------    -------------  -----------  -------------   ------------  --------------
  11/23/93 - 03/31/94                  0.00        0.00           (0.16)          9.85          0.08
---------------------------    -------------  -----------  -------------   ------------  --------------

High Yield Fund
 Institutional Class
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.51)       $ 10.91          9.77 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                            (0.02)       0.00           (0.97)         10.42          8.81
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                             0.00        0.00           (0.97)         10.52         10.65
---------------------------    -------------  -----------  -------------   ------------  --------------
  12/16/92 - 03/31/93                  0.00        0.00           (0.24)         10.41         24.43 +
---------------------------    -------------  -----------  -------------   ------------  --------------

 Administrative Class
  09/30/95 (a)                         0.00        0.00           (0.50)         10.91          9.75
---------------------------    -------------  -----------  -------------   ------------  --------------
  01/16/95 - 03/31/95                  0.00        0.00           (0.21)         10.41          4.66
---------------------------    -------------  -----------  -------------   ------------  --------------

Growth Stock Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.09)       $ 16.01         17.44 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (1.15)         13.71         10.65
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                             0.00        0.00           (0.92)         13.51         (0.48)
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/93                             0.00        0.00           (0.37)         14.35         11.51
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/92                             0.00        0.00           (0.23)         13.21         12.87
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/91                             0.00        0.00           (0.30)         11.93         17.14
---------------------------    -------------  -----------  -------------   ------------  --------------

StocksPLUS Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.44)       $ 12.06         19.42 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.76)         10.48         18.64
---------------------------    -------------  -----------  -------------   ------------  --------------
  05/14/93 - 03/31/94                 (0.47)       0.00           (0.92)          9.52          1.55
---------------------------    -------------  -----------  -------------   ------------  --------------

                                                             Ratio of Net
                                Net Assets      Ratio of      Investment    Portfolio
                               End of Period   Expenses to     Income to    Turnover
                                  (000's)      Average Net    Average Net     Rate
                                                 Assets         Assets
Long-Term U.S. Gov't Fund
  09/30/95 (a)                  $    44,397        0.50%+          6.76%+     67.41%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           32,349        0.50            6.62       88.92
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                           25,978        0.50            5.37       97.67
---------------------------    -------------   -----------   ------------   ---------
  03/31/93                           22,946        0.50            6.16       320.08
---------------------------    -------------   -----------   ------------   ---------
  07/01/91 - 03/31/92                15,900        0.50+           7.91+      427.81
---------------------------    -------------   -----------   ------------   ---------

Foreign Fund
  09/30/95 (a)                  $   233,296        0.54%+          6.87%+     477.49%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                          232,700        0.47            6.44       299.45
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                          498,521        0.54            5.12       260.34
---------------------------    -------------   -----------   ------------   ---------
  12/03/92 - 03/31/93               178,895        0.65+           4.97+      122.55
---------------------------    -------------   -----------   ------------   ---------

Global Fund
  09/30/95 (a)                  $    98,073        0.65%+          6.27%+     462.39%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           76,476        0.64            5.59       461.48
---------------------------    -------------   -----------   ------------   ---------
  11/23/93 - 03/31/94                40,485        0.50+           4.55+      132.41
---------------------------    -------------   -----------   ------------   ---------

High Yield Fund
 Institutional Class
  09/30/95 (a)                  $   470,510        0.44%+          9.58%+     35.92%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                          336,310        0.48            9.37       77.60
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                          219,976        0.50            8.40       112.40
---------------------------    -------------   -----------   ------------   ---------
  12/16/92 - 03/31/93                24,069        0.50+           8.24+      29.74
---------------------------    -------------   -----------   ------------   ---------

 Administrative Class
  09/30/95 (a)                           31        0.42+           9.70+      35.92
---------------------------    -------------   -----------   ------------   ---------
  01/16/95 - 03/31/95                    41        0.73+          10.12+      77.60
---------------------------    -------------   -----------   ------------   ---------

Growth Stock Fund
  09/30/95 (a)                  $    11,180        0.50%+          1.08%+     28.78%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           15,429        0.50            1.43       89.98
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                           22,513        0.50            1.39       81.36
---------------------------    -------------   -----------   ------------   ---------
  03/31/93                           22,907        0.53            1.53       63.91
---------------------------    -------------   -----------   ------------   ---------
  03/31/92                           15,590        0.60            2.02       64.63
---------------------------    -------------   -----------   ------------   ---------
  03/31/91                            4,550        0.60            2.93       93.22
---------------------------    -------------   -----------   ------------   ---------

StocksPLUS Fund
  09/30/95 (a)                  $    73,687        0.65%+         18.76%+     70.65%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           46,498        0.50           11.89       176.98
---------------------------    -------------   -----------   ------------   ---------
  05/14/93 - 03/31/94                14,330        0.50+           4.00+      33.29
---------------------------    -------------   -----------   ------------   ---------

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                              Corporate Bonds and Notes    28.9%
                                                                  Other     3.9%
                                                                Foreign     8.6%
                                                 Short-Term Instruments    13.7%
                                             Mortgage-Backed Securities    55.3%

Total Return Fund
September 30, 1995 (unaudited)

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
================================================================================
Corporate Bonds and Notes - 28.9%

Banking and Finance - 13.1%

ABN - AMRO Bank
 7.750% due 05/15/23                     $     200                    $     205
Associates Corp. of North America
 4.500% due 02/15/96                           250                          249
 6.875% due 01/15/97                         1,000                        1,008
 6.125% due 02/01/98                           300                          300
 8.800% due 08/01/98                           400                          426
AT&T Capital Corp.
 6.300% due 07/30/96                        17,500                       17,545
 6.990% due 10/04/96                         5,000                        5,047
Bancomer
 8.000% due 07/07/98                         3,000                        2,741
 8.000% due 07/07/98                         4,000                        3,655
Banesto
 6.787% due 12/28/95 (d)                    63,000                       63,394
 8.250% due 07/28/02                        28,900                       30,715
Bankers Trust
 7.250% due 11/01/96                           300                          303
 8.000% due 03/15/97                           250                          256
 8.625% due 04/01/18                           280                          289
Banponce Corp.
 8.170% due 12/09/96                        25,000                       25,522
 6.438% due 03/19/97 (d)                    25,000                       25,044
 8.040% due 11/24/97                         9,000                        9,260
 9.600% due 10/16/98                           250                          271
Canadian Pacific Securities Ltd.
 9.450% due 08/01/21                         2,750                        3,345
Capital One Bank
 6.206% due 12/05/95 (d)                    20,000                       19,999
 6.250% due 07/11/96 (d)                    12,000                       11,997
Chemical Banking Corp.
 6.125% due 11/01/08                           400                          369
Chrysler Financial Corp.
 8.300% due 10/04/95                        20,625                       20,625
 8.125% due 12/15/96                        13,000                       13,274
 5.080% due 01/24/97                         5,000                        4,927
 8.070% due 01/30/97                         4,000                        4,092
 8.100% due 02/03/97                        31,900                       32,648
 7.110% due 03/21/97                         2,500                        2,529
10.340% due 05/15/08                         1,000                        1,024
Citicorp
 5.700% due 02/12/96                         5,100                        5,095
 8.750% due 11/01/96                         5,000                        5,103
 5.938% due 07/10/97 (d)                     6,000                        5,980
 8.750% due 02/15/98                         9,000                        9,473
 6.000% due 05/29/98 (d)                    21,600                       21,490
 6.750% due 05/01/04 (d)                     2,964                        2,979
Continental Bank Corp.
 9.875% due 06/15/96                         6,000                        6,139
Discover Credit Corp.
 8.940% due 06/27/96                         4,500                        4,578
 8.730% due 08/15/96                        22,110                       22,677
Dow Capital
 8.250% due 02/15/96                        12,250                       12,345
European Investment Bank
13.000% due 08/31/96                            82                           87
Farmers Group, Inc.
 8.250% due 07/15/96                           500                          507
First Chicago Corp.
 8.200% due 11/15/96                         5,000                        5,115
First Interstate Bancorp
12.750% due 05/01/97                         1,250                        1,367
 6.188% due 06/25/97 (d)                     5,000                        5,008
 8.875% due 01/01/09                           420                          438
 9.125% due 01/01/09                            29                           30

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
================================================================================
First Security Bank
 7.450% due 11/15/96                     $  34,000                    $  34,404
Ford Capital
 9.125% due 04/08/96                         3,250                        3,297
Ford Motor Credit Corp.
 7.050% due 06/17/96 (d)                       200                          200
 8.875% due 08/01/96                        21,600                       22,079
 4.850% due 08/30/96                            85                           84
 7.875% due 01/15/97                         1,000                        1,019
 9.350% due 05/14/97                         1,000                        1,049
 5.940% due 11/09/98                        17,080                       16,928
General Electric Capital Corp.
 5.250% due 11/15/95                           525                          525
 8.670% due 12/15/95                         1,000                        1,005
 8.300% due 09/20/09                           150                          172
General Motors Acceptance Corp.
 7.500% due 10/15/95                        47,135                       47,153
 4.600% due 10/18/95                         1,000                        1,000
 6.000% due 11/27/95                        19,000                       19,015
 4.750% due 12/01/95                        23,000                       22,950
 7.300% due 12/18/95                         1,500                        1,506
 4.875% due 01/11/96                        40,000                       39,889
 8.750% due 02/01/96                        12,000                       12,102
 8.650% due 04/12/96                         3,000                        3,042
 6.050% due 04/19/96                        60,000                       60,044
 6.750% due 05/20/96                        30,000                       30,146
 6.700% due 05/20/96                         5,000                        5,023
 7.750% due 07/18/96                         5,000                        5,065
 5.930% due 07/19/96 (d)                     5,000                        5,004
 8.250% due 08/01/96                         2,000                        2,034
 6.250% due 08/30/96 (d)                    19,500                       19,506
 6.363% due 10/15/96 (d)                    36,000                       36,090
 7.875% due 11/05/96                           250                          255
 8.000% due 12/05/96                        15,000                       15,309
 7.750% due 12/10/96                         1,000                        1,018
 7.875% due 02/27/97                         2,000                        2,044
 7.625% due 02/28/97                         5,000                        5,095
 7.875% due 03/04/97                           250                          256
 7.250% due 03/14/97                        15,000                       15,213
 6.700% due 04/15/97                         4,100                        4,129
 7.250% due 05/19/97                         7,500                        7,618
 7.125% due 05/23/97                         1,000                        1,014
 7.100% due 07/01/97                         1,700                        1,723
 7.850% due 11/17/97                         1,000                        1,031
 9.625% due 12/15/01                           300                          341
Georgia Pacific Credit Corp.
 9.850% due 06/15/97                         3,000                        3,158
Goldman Sachs
 5.000% due 08/23/96                         2,000                        1,979
 6.000% due 12/31/07                        12,596                       11,344
Great Western Bank
 8.625% due 12/01/98                         3,000                        3,162
10.500% due 05/30/00                           500                          555
10.250% due 06/15/00                         5,500                        6,085
Heller Financial
 6.450% due 02/15/97                         1,625                        1,628
Home Savings of America
10.500% due 06/12/97                        14,550                       14,817
Huntington Bank
 7.750% due 07/19/96                        50,000                       50,675
Inter-American Development Bank
 8.875% due 06/01/09                           200                          243
ITT Hartford
 7.250% due 12/01/96                           500                          504
Japanese Finance Corp.
 9.875% due 02/23/96                         1,000                        1,015
Manufacturer's Hanover Corp.
 8.125% due 01/15/97                           417                          426

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
===============================================================================
Maritrans Capital Corp.
 9.250% due 04/01/07                     $   1,000                    $     922
Mellon Financial
 6.125% due 11/15/95                        20,000                       20,003
Merrill Lynch & Co.
 7.391% due 12/15/95 (d)                    26,000                       26,114
 7.391% due 12/18/95 (d)                    30,000                       30,225
 7.053% due 02/26/96 (d)                       500                          497
Morgan Guarantee
 6.938% due 02/22/96 (d)                       500                          463
Morgan Stanley Group
 7.790% due 02/03/97                        21,000                       21,395
Nationsbank Corp.
 5.375% due 12/01/95                           350                          350
NCNB Corp.
 8.500% due 11/01/96                         1,000                        1,022
10.500% due 03/15/99                         5,000                        5,093
Northern Trust
 9.000% due 05/15/98                           100                          107
Norwest Financial, Inc.
 7.250% due 11/01/95                           600                          601
 4.970% due 10/29/96                           300                          296
 6.500% due 11/15/97                         1,500                        1,509
Saferco
 9.420% due 05/31/96                           600                          613
 9.460% due 05/31/99                         1,000                        1,097
 9.590% due 05/31/01                         3,000                        3,423
Salomon, Inc.
 6.540% due 12/01/95                         4,000                        4,001
 6.263% due 01/19/96 (d)                    10,400                       10,394
 6.133% due 02/23/96 (d)                     9,930                        9,911
 7.400% due 03/28/96                        50,000                       50,154
 7.108% due 08/06/96 (d)                     9,000                        9,049
 6.542% due 10/23/96 (d)                     5,560                        5,476
 6.558% due 11/21/96 (d)                    19,000                       18,954
Security Pacific Corp.
 5.746% due 08/15/96 (d)                     4,500                        4,478
 6.267% due 03/25/18 (d)                       215                          210
Shearson Lehman
 4.601% due 07/22/96 (d)                     8,000                        7,874
 9.875% due 10/25/17                         1,256                        1,274
Signet Banking Corp.
 6.000% due 05/15/97 (d)                     1,000                        1,005
 6.063% due 04/15/98 (d)                     1,000                        1,008
 9.625% due 06/01/99                         6,500                        7,071
Tenneco Credit Corp.
 9.250% due 11/01/96                         4,500                        4,626
 9.625% due 08/15/01                           300                          341
Transamerica Financial
 5.511% due 04/20/99 (d)                       500                          487
USLife Corp.
 6.750% due 01/15/98                           100                          101
Xerox Credit Corp.
 6.250% due 01/15/96                           150                          150
10.125% due 04/15/99                         1,500                        1,530
                                                                     -----------
                                                                      1,202,262
Industrials - 12.1%
American Airlines Equipment Trust
10.210% due 01/01/10                         6,500                        7,696
 9.730% due 09/29/14                           275                          311
American Home Products
 6.875% due 04/15/97                           900                          909
AMR Corp.
 6.875% due 11/15/95 (d)                    52,950                       52,959
 9.760% due 01/11/96                         4,000                        4,031
 7.470% due 01/28/97                         6,500                        6,561
 7.750% due 12/01/97                         8,000                        8,168

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
===============================================================================
 9.500% due 07/15/98                     $   5,500                    $   5,852
 8.050% due 03/05/99                         4,000                        4,114
 9.750% due 03/15/00                         7,760                        8,557
10.610% due 01/11/01                         4,000                        4,625
10.570% due 01/15/01                         3,000                        3,410
10.590% due 01/31/01                         3,000                        3,415
10.000% due 02/01/01                         2,000                        2,248
10.000% due 03/07/01                         1,500                        1,671
 9.400% due 05/08/01                         3,000                        3,322
 9.500% due 05/15/01                         3,250                        3,611
 9.130% due 10/25/01                         2,000                        2,159
 8.470% due 02/20/02                         2,000                        2,134
 8.500% due 02/26/02                         1,000                        1,068
10.400% due 03/10/11                         3,000                        3,608
10.450% due 03/10/11                         1,000                        1,190
10.420% due 03/15/11                        12,500                       15,055
10.150% due 05/15/20                         1,400                        1,658
10.500% due 03/01/21                         3,500                        4,275
10.375% due 03/15/21                         8,000                        9,753
10.125% due 06/01/21                         9,200                       10,881
Apollo Computer, Inc.
 7.250% due 02/01/11                           200                          199
Arkla, Inc.
 9.450% due 10/15/95                         2,000                        2,001
 8.780% due 07/19/96                         5,000                        5,073
 8.740% due 07/19/96                        15,100                       15,315
 8.000% due 01/15/97                         1,000                        1,001
 9.875% due 04/15/97                        52,050                       54,567
 9.320% due 12/15/97                         1,000                        1,043
 8.740% due 05/14/98                         3,000                        3,106
 9.875% due 02/15/18                         5,000                        5,341
Ashland Oil, Inc.
 9.200% due 10/11/95                         3,000                        3,002
Baxter International
 9.500% due 06/15/08                           200                          247
Beverly California Corp.
14.250% due 12/15/97                         6,750                        6,981
Coastal Corp.
 8.750% due 05/15/99                         4,300                        4,565
 9.750% due 08/01/03                         1,000                        1,147
11.750% due 06/15/06                        42,050                       45,256
Coca-Cola Co.
 7.750% due 02/15/96                           350                          352
Columbia Healthcare
 5.996% due 07/28/97 (d)                     2,000                        2,001
Deere & Co.
 8.470% due 03/18/96                           400                          404
Delta Air Lines
 8.250% due 05/15/96                         6,000                        6,049
 7.730% due 05/14/97                         8,800                        8,888
 9.875% due 05/15/00                         3,250                        3,607
 8.250% due 12/27/07                           500                          544
 9.750% due 05/15/21                           500                          563
Delta Air Lines Equipment Trust
 9.230% due 07/02/02                         8,622                        8,932
 9.230% due 07/02/02                         8,505                        8,810
10.570% due 01/02/07                        15,881                       18,885
10.500% due 01/02/07                         8,848                       10,249
 9.550% due 01/02/08                         7,773                        8,713
10.000% due 06/05/13                        10,828                       12,285
Ford Motor Co.
 8.180% due 06/30/96                         2,829                        3,000
General Motors Corp.
 8.170% due 01/02/00                         3,825                        3,998
 8.950% due 07/02/09                        21,500                       23,578
Maxus Energy Corp,
10.100% due 10/27/95                         1,100                        1,100

Total Return Fund
September 30, 1995 (unaudited)

                                                                              Principal
                                                                                 Amount                         Value
                                                                                (000's)                       (000's)
=====================================================================================================================
Mazda Manufacturing Corp.
 10.500% due 07/01/08                                                      $      1,432                   $     1,815
 10.500% due 07/01/08                                                               365                           462
 10.500% due 07/01/08                                                               152                           192
 10.500% due 07/01/08                                                                31                            40
McDermott, Inc.
  9.375% due 03/15/02                                                             1,000                         1,104
Merck & Co.
  7.750% due 05/01/96                                                             1,000                         1,011
Nabisco Inc.
  8.000% due 01/15/00                                                             6,500                         6,808
Nafin Finance Trust
  9.125% due 01/26/96                                                            29,000                        28,942
News America Holdings Corp.
 12.000% due 12/15/01                                                             2,000                         2,243
  8.625% due 02/01/03                                                               750                           814
Occidental Petroleum
 11.750% due 03/15/11                                                            62,877                        67,362
Oryx Energy Co.
 10.375% due 09/15/18                                                             7,370                         7,847
Pepsico, Inc.
  7.875% due 08/15/96                                                               250                           254
  5.463% due 07/01/98 (d)                                                           400                           391
  7.750% due 10/01/98                                                               500                           522
Philip Morris Co.
  8.750% due 12/01/96                                                             5,000                         5,136
  9.800% due 12/15/98                                                             1,747                         1,758
Portland General Corp.
  8.880% due 11/28/95                                                             6,500                         6,527
RJR Nabisco
  7.625% due 09/01/00                                                             6,000                         6,013
  8.000% due 07/15/01                                                            30,000                        30,259
Sears Roebuck & Co.
  8.800% due 01/15/96                                                            20,000                        20,150
  6.580% due 07/23/97                                                               150                           151
  0.000% due 07/12/98                                                               610                           475
System Energy Resources
  7.430% due 01/15/11                                                             5,419                         5,194
Texas Instruments
  9.000% due 07/15/99                                                            14,500                        14,857
Time Warner, Inc.
  7.450% due 02/01/98                                                             1,000                         1,018
  6.835% due 08/15/00                                                            51,007                        51,129
  7.975% due 08/15/04                                                            30,604                        31,304
  8.110% due 08/15/06                                                            76,480                        78,354
  8.180% due 08/15/07                                                           115,880                       118,660
  9.150% due 02/01/23                                                             7,500                         8,138
  8.375% due 07/15/33                                                            62,300                        63,047
Union Oil of California
  9.750% due 12/01/00                                                               400                           454
United Air Lines
  6.750% due 12/01/97                                                            11,400                        11,307
 10.670% due 05/01/04                                                             6,050                         7,053
UAL Equipment Trust
 10.360% due 11/13/12                                                             7,000                         8,006
 10.020% due 03/22/14                                                             4,500                         5,040
 10.125% due 03/22/15                                                            14,300                        16,311
  9.060% due 06/17/15                                                             5,000                         5,178
  9.210% due 01/21/17                                                             2,000                         2,103
USX Corp.
  6.813% due 09/18/96 (d)                                                         8,000                         8,019
  6.375% due 07/15/98 (d)                                                        16,200                        16,104
  9.800% due 07/01/01                                                               300                           338
Varity Corp.
 11.375% due 11/15/98                                                            10,500                        11,010
Vons
  6.625% due 05/15/98                                                            12,500                        12,000

                                                                              Principal
                                                                                 Amount                         Value
                                                                                (000's)                       (000's)
====================================================================================================================
Wal-Mart Stores
  8.000% due 05/01/96                                                      $        100                   $       101
                                                                                                          -----------
                                                                                                            1,109,044
Utilities - 3.7%
Arkansas Power & Light
 10.370% due 12/22/97                                                             3,000                         3,197
Bell Atlantic Financial
  6.625% due 11/30/97                                                               400                           402
Carolina Power & Light
  7.900% due 12/27/96                                                            11,000                        11,229
  5.375% due 07/01/98                                                               100                            98
Centel Capital Corp.
  9.875% due 10/01/98                                                               200                           200
Central Maine Power Co.
  4.920% due 07/22/96                                                             8,000                         7,892
  5.750% due 07/22/96                                                             9,000                         8,936
  6.250% due 11/01/98                                                             1,000                           962
Chesapeake & Potomac Telephone
  8.000% due 10/15/29                                                             1,125                         1,245
Cincinnati Bell, Inc.
  6.700% due 12/15/97                                                             1,000                         1,007
Cleveland Electric Illuminating Co.
  9.375% due 03/01/17                                                             3,000                         2,840
CMS Energy
  9.500% due 10/01/97                                                            31,100                        32,140
Commonwealth Edison
  7.000% due 02/15/97                                                             5,175                         5,191
Consumers Power Co.
  8.750% due 02/15/98                                                             5,550                         5,773
CTC Mansfield Funding
 10.250% due 03/30/03                                                            16,000                        16,249
 11.125% due 09/30/16                                                            90,315                        91,670
First PV Funding
  8.950% due 01/15/97                                                               286                           290
 10.150% due 01/15/16                                                            14,360                        14,360
GTE California
  7.750% due 12/01/98                                                             1,800                         1,801
GTE Corp.
 10.750% due 09/15/17                                                               300                           336
GTE Northwest
  9.750% due 10/15/30                                                             1,000                         1,062
Hydro-Quebec
  5.813% due 04/15/99 (d)                                                        10,000                         9,911
  9.400% due 02/01/21                                                               500                           597
  9.500% due 11/15/30                                                             2,370                         2,872
New England Power
  6.140% due 02/02/98                                                               500                           499
Pacific Gas & Electric
  6.750% due 12/01/00                                                                 9                             9
Public Service of New Hampshire
 15.230% due 07/01/00                                                            3 ,550                         4,144
Questar Pipeline
  9.375% due 06/01/21                                                               200                           226
Southern California Edison
  6.125% due 07/15/97                                                               500                           499
  5.450% due 06/15/98                                                               400                           391
Southwestern Bell
  5.550% due 03/10/98                                                             1,000                           986
System Energy Resources
 10.500% due 09/01/96                                                            44,700                        46,088
Texas-New Mexico Power
 11.250% due 01/15/97                                                             5,500                         5,754
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                                             5,400                         5,671
Toledo Edison Co.
  6.125% due 08/01/97                                                               200                           196
  8.180% due 07/30/02                                                             1,400                         1,339

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  8.700% due 09/01/02                                                      $     10,000                   $     9,157
  7.850% due 03/31/03                                                             7,000                         6,680
  7.875% due 08/01/04                                                               500                           460
Transco Energy
  9.500% due 12/01/95                                                             8,030                         8,072
Transcontinental Gas Pipeline
  6.210% due 05/15/00 (d)                                                         1,000                           999
Tucson Electric Power
  8.500% due 10/01/09                                                             1,000                           892
United Telecommunications
  10.450% due 01/01/96                                                           25,000                        25,820
Virginia Electric & Power Co.
  9.375% due 06/01/98                                                               500                           535
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/13                                                              991                           953
                                                                                                           ----------
                                                                                                              339,630
                                                                                                           ----------
Total Corporate Bonds and Notes -                                                                           2,650,936
                                                                                                           ==========
(Cost $2,616,836)

U.S. Treasury Obligations - 0.9%

U.S. Treasury Notes
  3.875% due 10/31/95                                                             3,250                         3,247
  9.250% due 01/15/96                                                               380                           384
  7.875% due 02/15/96                                                             1,250                         1,261
  7.500% due 02/29/96                                                               500                           504
  7.375% due 05/15/96                                                             3,550                         3,590
  6.125% due 07/31/96                                                             1,875                         1,881
  7.250% due 08/31/96                                                               500                           507
  5.875% due 08/15/98                                                            75,000                        74,977
                                                                                                           ----------
Total U.S. Treasury Obligations                                                                                86,351
                                                                                                           ==========
(Cost $86,135)

U.S. Government Agencies - 0.1%

A.I.D. Housing Guarantee - Peru
  9.980% due 08/01/08                                                             1,430                         1,531
Federal Home Loan Bank
  5.375% due 11/27/95                                                               500                           500
  4.410% due 07/08/96                                                               400                           394
  8.250% due 11/25/96                                                               800                           820
  6.320% due 12/04/97                                                             1,500                         1,512
  7.600% due 03/15/99                                                               200                           201
Federal Home Loan Mortgage Corp.
  7.900% due 04/27/05                                                               225                           231
Federal National Mortgage Assn.
  8.000% due 07/10/96                                                                50                            51
  7.550% due 06/10/04                                                               130                           133
  8.500% due 02/01/05                                                               200                           214
                                                                                                           ----------
Total U.S. Government Agencies                                                                                  5,587
                                                                                                           ==========
(Cost $5,591)

Mortgage-Backed Securities - 55.3%

Federal Home Loan Mortgage Corporation - 3.0%
  5.250% due 12/01/98                                                                71                            70
  5.500% due 03/01/10 - 07/01/00 (g)                                                216                           212
  5.689% due 01/01/24 (d)                                                         2,647                         2,697
  6.000% due 12/01/98 - 01/01/01 (g)                                              1,005                           993
  6.500% due 04/01/08 - 01/01/09 (g)                                                316                           312
  6.568% due 11/01/23 (d)                                                         3,542                         3,604
  6.603% due 08/01/24 (d)                                                         6,759                         6,917
  6.630% due 11/01/23 (d)                                                         2,264                         2,306
  6.751% due 10/01/23 (d)                                                        12,289                        12,408
  6.783% due 11/01/23 (d)                                                         3,319                         3,407
  6.848% due 10/01/23 (d)                                                         3,688                         3,788
  6.889% due 10/01/23 (d)                                                         7,193                         7,260

                                                                             Principal
                                                                                Amount                          Value
                                                                               (000's)                        (000's)
=====================================================================================================================
 7.000% due 12/01/03 - 06/01/10 (g)                                       $         735                   $       736
 7.023% due 10/01/23 (d)                                                          4,251                         4,365
 7.345% due 08/01/24 (d)                                                         27,228                        27,943
 7.375% due 04/01/17 (d)                                                             90                            92
 7.434% due 09/01/23 (d)                                                          6,631                         6,728
 7.482% due 06/01/24 (d)                                                          9,913                        10,179
 7.500% due 05/01/99 - 10/16/25 (g)                                              58,289                        58,743
 7.577% due 06/01/28 (d)                                                         15,646                        16,078
 7.614% due 07/01/23 (d)                                                          6,800                         6,891
 7.625% due 01/01/19 (d)                                                             29                            30
 7.691% due 10/01/23 (d)                                                         11,551                        11,925
 7.703% due 11/01/23 (d)                                                          9,049                         9,352
 7.742% due 09/01/23 (d)                                                         15,509                        15,877
 7.750% due 04/01/07 - 06/01/17 (g)                                                 164                           167
 7.766% due 08/01/23 (d)                                                          7,066                         7,222
 7.789% due 09/01/23 (d)                                                         10,700                        10,925
 7.855% due 08/01/23 (d)                                                          3,890                         3,988
 7.940% due 07/01/23 (d)                                                          3,043                         3,115
 8.000% due 10/01/07 - 05/01/17 (g)                                               5,680                         5,801
 8.211% due 07/01/22 (d)                                                          6,851                         7,130
 8.250% due 08/01/07 - 02/01/08 (g)                                                 210                           215
 8.500% due 09/01/01 - 06/01/17 (g)                                               2,149                         2,219
 8.750% due 01/01/07 - 09/01/10 (g)                                               1,198                         1,233
 9.000% due 01/01/02 - 05/01/17 (g)                                               2,353                         2,447
 9.250% due 06/01/09 - 08/01/09 (g)                                                 295                           310
 9.500% due 06/01/02 - 06/01/21 (g)                                               6,561                         6,890
10.000% due 06/01/04 - 12/01/05 (g)                                               2,046                         2,148
10.250% due 04/01/09 - 05/01/09 (g)                                               3,763                         4,077
11.000% due 12/01/99 - 07/01/19 (g)                                               2,558                         2,815
11.250% due 10/01/09 - 09/01/15 (g)                                                 233                           255
11.500% due 03/01/00                                                                 22                            23
12.500% due 07/01/99                                                                 20                            22
13.250% due 10/01/13                                                                 87                            99
14.000% due 04/01/16                                                                 60                            69
15.500% due 08/01/11 - 11/01/11 (g)                                                  36                            42
16.250% due 05/01/11 - 11/01/11 (g)                                                  37                            43
                                                                                                           ----------
                                                                                                              274,168
Federal Housing Administration - 0.8%
  5.250% due 02/01/03                                                               379                           354
  7.211% due 12/01/21                                                             4,039                         4,060
  7.375% due 03/01/19 - 07/01/21 (g)                                              5,525                         5,657
  7.399% due 02/01/21                                                             2,886                         2,927
  7.430% due 03/01/17 - 05/01/23 (g)                                             56,539                        57,622
  7.650% due 11/01/18                                                               378                           388
                                                                                                           ----------
                                                                                                               71,008
Federal National Mortgage Association - 5.2%
  5.537% due 12/01/23 (d)                                                         7,183                         7,332
  5.630% due 01/01/24 (d)                                                         4,040                         4,090
  5.789% due 11/01/23 (d)                                                         7,317                         7,470
  5.882% due 11/01/23 (d)                                                         3,226                         3,274
  5.912% due 01/01/24 (d)                                                        14,959                        15,158
  5.913% due 12/01/23 (d)                                                        11,618                        11,778
  6.000% due 03/01/24                                                             2,700                         2,541
  6.025% due 06/01/24 (d)                                                        26,336                        26,726
  6.153% due 01/01/24 (d)                                                         3,140                         3,211
  6.235% due 04/01/25 (d)                                                        18,750                        19,175
  6.330% due 09/01/24 (d)                                                         7,240                         7,316
  6.375% due 03/01/18                                                                84                            84
  6.424% due 07/01/28 (d)                                                         6,867                         6,920
  6.426% due 02/01/28 (d)                                                        34,725                        34,998
  6.428% due 10/01/28 (d)                                                        45,722                        46,081
  6.429% due 09/01/27 - 05/01/28 (d)(g)                                          63,492                        64,002
  6.500% due 10/01/05 - 04/01/08 (g)                                                588                           582
  6.516% due 09/01/24 (d)                                                         7,619                         7,805
  6.526% due 12/01/23 (d)                                                        14,497                        14,930
  6.559% due 07/01/24 (d)                                                        49,790                        50,710

Total Return Fund
September 30, 1995 (unaudited)

                                                                            Principal
                                                                               Amount                        Value
                                                                              (000's)                      (000's)
====================================================================================================================
 6.627% due 05/01/24 (d)                                                 $     12,901                   $    13,243
 6.648% due 10/01/19 (d)                                                        3,632                         3,706
 6.680% due 04/01/25 (d)                                                        8,519                         8,740
 6.745% due 12/01/24 (d)                                                        9,679                         9,988
 6.750% due 08/01/03                                                            1,125                         1,116
 6.910% due 06/01/24 (d)                                                        4,926                         5,099
 6.951% due 01/01/25 (d)                                                       11,028                        11,388
 7.000% due 04/01/01 - 01/01/24 (g)                                             1,533                         1,532
 7.250% due 05/01/02 - 01/01/23 (g)                                            12,434                        12,294
 7.313% due 07/01/25 (d)                                                       17,204                        17,688
 7.429% due 05/25/22 (d)                                                        2,363                         2,445
 7.716% due 09/01/23 (d)                                                       12,981                        13,319
 7.750% due 06/01/09                                                              287                           292
 7.833% due 10/01/23 (d)                                                        7,773                         7,989
 7.919% due 08/01/23 (d)                                                        4,733                         4,881
 8.000% due 09/01/04 - 04/01/18 (g)                                             3,044                         3,122
 8.250% due 11/01/04 - 02/01/17 (g)                                             1,787                         1,839
 8.500% due 07/01/01 - 01/01/12 (g)                                            10,926                        11,310
 9.000% due 01/01/99 - 04/01/17 (g)                                             4,447                         4,663
 9.500% due 03/01/16                                                               77                            82
 9.750% due 11/01/08                                                              207                           224
10.500% due 12/01/16 - 04/01/22 (g)                                             1,848                         2,034
13.000% due 09/01/13                                                              101                           116
13.250% due 09/01/11                                                               33                            38
14.500% due 09/01/11 - 12/01/12 (g)                                               119                           138
14.750% due 08/01/12 - 11/01/14 (g)                                               656                           765
15.500% due 10/01/12 - 12/01/12 (g)                                                58                            68
15.750% due 12/01/11 - 08/01/12 (g)                                               327                           383
16.000% due 09/01/12                                                              388                           452
                                                                                                           ---------
                                                                                                            473,137

Government National Mortgage Association - 20.0%
 5.650% due 05/15/17                                                               87                            90
 6.000% due 04/15/17 - 09/15/18 (g)                                             4,758                         4,916
 6.500% due 09/15/02 - 12/19/25 (g)                                           826,533                       799,010
 6.500% due 10/20/23 (d)                                                       27,398                        27,436
 7.000% due 02/15/05 - 10/19/25 (g)                                           211,616                       211,002
 7.000% due 01/20/23 - 10/20/14 (d)(g)                                         83,148                        84,613
 7.375% due 10/15/06 - 01/15/12 (g)                                               191                           202
 7.500% due 07/15/03 - 05/20/25 (g)                                            22,966                        23,363
 7.500% due 09/20/22 (d)                                                        5,377                         5,439
 8.000% due 09/15/98 - 03/20/25 (g)                                           156,348                       158,949
 8.000% due 09/20/24 - 06/20/25 (d)(g)                                        234,397                       239,031
 8.250% due 10/15/01 - 08/20/24 (g)                                            43,538                        44,139
 8.250% due 06/20/24 (d)                                                       76,152                        77,985
 8.500% due 07/15/03 - 11/15/22 (g)                                             2,043                         2,136
 8.500% due 04/20/24 (d)                                                       12,633                        12,880
 8.750% due 08/15/06 - 07/15/17 (g)                                               223                           230
 9.000% due 09/15/01 - 06/20/25 (g)                                            75,484                        76,758
 9.250% due 11/15/05 - 06/15/17 (g)                                               504                           521
 9.500% due 12/15/01 - 11/15/23 (g)                                             5,609                         5,766
 9.500% due 04/20/25 (d)                                                        4,787                         4,884
 9.750% due 04/15/05 - 07/15/17 (g)                                             6,229                         6,437
 9.750% due 07/20/22 (d)                                                        7,886                         7,978
10.000% due 03/15/01 - 10/15/23 (g)                                             2,204                         2,301
10.000% due 06/20/25 (d)                                                       18,692                        19,072
10.250% due 10/15/12                                                               11                            13
10.500% due 05/15/17                                                              294                           303
10.750% due 03/15/17 - 05/15/17 (g)                                                95                            98
11.000% due 11/15/12                                                               10                            11
11.250% due 08/15/05                                                                5                             5
11.500% due 05/15/13 - 03/15/24 (g)                                                57                            60
12.000% due 12/15/01 - 02/15/21 (g)                                               986                         1,025
12.000% due 11/20/23 - 07/20/24 (d)(g)                                         15,878                        16,196
12.500% due 11/15/01                                                              159                           166
13.000% due 06/15/06 - 06/15/17 (g)                                               296                           307
13.250% due 05/15/04                                                              161                           175
13.500% due 04/15/07 - 05/15/21 (g)                                               764                           782

                                                                            Principal
                                                                               Amount                         Value
                                                                              (000's)                       (000's)
====================================================================================================================
14.500% due 04/15/17                                                     $        335                   $       346
15.000% due 05/15/17 - 06/15/17 (g)                                               486                           502
16.000% due 11/15/11 - 12/15/23 (g)                                               600                           597
17.000% due 06/15/21 - 04/15/05 (g)                                             2,153                         2,287
                                                                                                        ------------
                                                                                                          1,838,011
Collateralized Mortgage Obligations - 22.6%
AFC Home Equity Loan Trust
  6.614% due 10/25/26                                                          33,336                        33,482
American Housing
  9.000% due 01/25/21                                                           3,635                         3,740
American Southwest Financial
 12.250% due 11/01/14                                                             117                           132
  9.450% due 03/01/15                                                           1,563                         1,575
 12.500% due 04/01/15                                                           1,292                         1,435
 12.000% due 05/01/15                                                           2,418                         2,720
 11.400% due 09/01/15                                                           1,722                         1,798
 10.500% due 11/20/15                                                           2,317                         2,328
Bear Stearns
  9.200% due 11/01/18                                                              81                            84
  9.500% due 06/25/23                                                           2,296                         2,416
  6.719% due 10/25/23 (d)                                                      12,731                        12,743
 10.000% due 08/25/24                                                          15,018                        16,281
Capstead
  8.400% due 01/25/21                                                          15,488                        15,585
  8.750% due 07/25/21                                                          10,000                        10,306
Centex Acceptance Corp.
 11.000% due 11/01/15                                                             466                           468
Chase Mortgage Financial Corp.
  9.500% due 04/25/24                                                           2,707                         2,760
  8.000% due 06/25/24                                                           1,218                         1,229
  7.000% due 07/25/24                                                             137                           136
  7.500% due 10/25/24                                                             115                           115
  7.750% due 01/25/25                                                             142                           141
Citicorp Mortgage
  9.500% due 07/25/04                                                             221                           226
  9.500% due 08/25/05                                                           5,966                         5,410
  8.500% due 04/25/06                                                              77                            77
  9.500% due 04/01/14                                                              60                            60
  9.500% due 07/01/16                                                           1,006                         1,045
  9.000% due 12/01/16                                                             839                           847
  8.500% due 02/01/17                                                             483                           484
  8.500% due 04/01/17                                                             490                           495
  9.000% due 04/25/17                                                           2,375                         2,445
  9.000% due 05/01/17                                                           5,317                         5,472
 10.000% due 05/25/17                                                             309                           309
  8.000% due 07/25/18                                                             155                           157
  9.500% due 01/01/19                                                           3,788                         3,926
  9.500% due 09/25/19                                                             250                           255
  9.500% due 10/25/19                                                             292                           292
  8.750% due 03/25/20                                                               5                             5
  9.500% due 09/25/20                                                           2,094                         2,143
  7.750% due 04/25/21                                                           1,285                         1,283
  6.000% due 08/25/21                                                             957                           946
  7.700% due 10/25/22 (d)                                                      26,236                        26,744
CMC Securities Corp.
  7.254% due 09/25/23                                                          25,109                        25,344
CMO Trust
 10.200% due 02/01/16                                                           1,129                         1,198
  8.800% due 05/25/16                                                          10,521                        10,947
  8.000% due 01/01/17                                                             392                           399
Collateralized Mortgage Securities Corp.
 11.875% due 04/01/15                                                           3,256                         3,547
 11.450% due 09/01/15                                                              96                           106
 11.450% due 11/01/15                                                             589                           647
 10.200% due 04/20/17                                                             604                           646
  8.000% due 08/20/18                                                              17                            17
  8.750% due 04/20/19                                                           1,756                         1,819

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Countrywide
  6.571% due 07/25/24 (d)                                                  $     26,880                   $    27,292
Drexel Mortgage Funding
  9.500% due 11/20/17                                                             2,274                         2,397
  8.600% due 03/01/18                                                             1,453                         1,485
  9.500% due 08/01/19                                                                50                            52
Federal Home Loan Mortgage Corp.
  8.550% due 03/15/96                                                                 8                             8
  8.125% due 09/30/96                                                             1,000                         1,021
  8.500% due 03/15/97                                                                89                            89
  7.000% due 06/15/97                                                               595                           596
  4.500% due 11/15/04                                                               495                           495
  8.750% due 10/15/05                                                               115                           116
 10.750% due 11/30/05                                                             2,305                         2,375
  6.500% due 08/15/06                                                               710                           708
  9.000% due 09/15/08                                                                67                            67
 10.250% due 03/15/09                                                                44                            47
  4.750% due 09/15/09                                                               500                           495
  4.750% due 07/15/10                                                               382                           379
  4.750% due 03/15/12                                                               500                           491
  8.500% due 08/15/13                                                             2,000                         2,126
  8.500% due 09/15/13                                                             5,941                         6,316
 11.000% due 11/30/15                                                             8,850                         9,882
  6.210% due 08/15/17                                                               345                           339
  6.250% due 10/25/17                                                            20,167                        20,734
  9.500% due 01/15/19                                                             2,078                         2,130
  8.250% due 05/15/19                                                             7,217                         7,260
  6.500% due 05/15/19                                                               615                           602
  8.500% due 10/15/19                                                             2,732                         2,783
  9.000% due 11/15/19                                                               457                           460
  9.000% due 11/15/19                                                             9,894                        10,101
 10.000% due 11/15/19                                                               250                           270
  8.500% due 01/15/20                                                             6,105                         6,203
  8.500% due 03/15/20                                                             3,000                         3,064
  9.300% due 03/15/20                                                               200                           204
  9.000% due 05/15/20                                                               461                           467
  9.125% due 06/15/20                                                             6,465                         6,658
  5.750% due 08/15/20                                                               300                           285
  7.800% due 09/15/20                                                            12,658                        12,939
  9.000% due 09/15/20                                                               232                           241
  5.500% due 10/15/20                                                               200                           181
  8.750% due 10/15/20                                                               500                           513
  9.500% due 11/15/20                                                            18,723                        19,564
  6.000% due 12/15/20                                                               400                           377
  8.750% due 12/15/20                                                             1,265                         1,337
  9.000% due 12/15/20                                                             7,272                         7,634
  9.000% due 12/15/20                                                             1,378                         1,492
  8.000% due 03/15/21                                                            16,398                        17,027
  8.500% due 05/15/21                                                                73                            74
  8.500% due 06/15/21                                                            28,666                        30,046
  6.950% due 07/15/21                                                               700                           685
  9.000% due 07/15/21                                                             4,214                         4,406
  9.500% due 07/15/21                                                             5,798                         6,745
  6.950% due 08/15/21                                                               185                           180
  8.000% due 08/15/21                                                            23,472                        23,978
  7.500% due 11/15/21                                                             3,500                         3,564
  9.000% due 11/15/21                                                             4,076                         4,157
  6.850% due 01/15/22                                                               700                           681
  7.000% due 07/15/22                                                               374                           346
  7.500% due 07/15/23                                                             5,706                         5,284
  7.250% due 10/25/23 (d)                                                        45,871                        46,559
  4.677% due 11/25/23 (d)                                                        12,574                         7,036
  4.875% due 11/25/23 (d)                                                        13,117                         7,387
  6.500% due 02/15/24                                                                71                            67
Federal National Mortgage Assn.
  9.100% due 02/25/02                                                            10,598                        10,844
  6.500% due 08/25/03                                                               270                           259
  5.750% due 12/25/03                                                               175                           172
  6.000% due 07/25/07                                                               300                           290

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  6.702% due 08/25/07 (d)                                                  $        126                   $        95
  7.000% due 02/25/08                                                             1,189                         1,157
 10.500% due 08/25/08                                                             7,146                         7,902
  6.400% due 09/25/14                                                             1,156                         1,150
  8.500% due 10/25/14                                                               297                           301
 10.000% due 12/25/14                                                             2,837                         2,946
  7.000% due 04/25/15                                                             4,787                         4,803
  7.500% due 08/25/16                                                            11,556                        11,599
  8.350% due 09/25/16                                                                18                            18
  9.670% due 01/25/17                                                             1,149                         1,192
  9.200% due 12/25/17                                                             2,952                         3,039
  9.300% due 05/25/18                                                             3,347                         3,523
  9.500% due 06/25/18                                                             1,588                         1,680
  5.500% due 07/25/18                                                               220                           211
  8.500% due 07/25/18                                                               700                           708
  7.750% due 10/25/18                                                               300                           305
  9.500% due 11/25/18                                                            11,139                        12,449
  7.500% due 01/25/19                                                             4,300                         4,308
  6.625% due 06/25/19                                                               129                           129
  9.500% due 06/25/19                                                             6,813                         7,231
  8.000% due 10/25/19                                                            16,182                        16,522
  8.800% due 12/25/19                                                             5,168                         5,175
  9.000% due 12/25/19                                                            18,421                        19,506
  7.500% due 12/25/19                                                               200                           203
  8.500% due 01/25/20                                                                87                            87
  7.500% due 05/25/20                                                             8,000                         8,131
 10.000% due 06/25/20                                                             3,374                         3,745
  8.000% due 07/25/20                                                               350                           356
  9.000% due 09/25/20                                                             6,263                         6,719
  8.000% due 12/25/20                                                               400                           410
  8.750% due 01/25/21                                                             9,538                         9,812
  7.500% due 02/25/21                                                            24,864                        25,003
  7.500% due 03/25/21                                                            20,919                        21,286
  7.250% due 04/25/21                                                             8,960                         8,967
  7.500% due 06/25/21                                                               320                           326
  8.000% due 10/25/21                                                            22,430                        23,041
  6.000% due 12/25/21                                                               200                           186
  8.000% due 01/25/22                                                            21,700                        22,479
  8.000% due 03/25/22                                                               837                           837
  7.000% due 07/25/22                                                             8,301                         8,001
  8.000% due 07/25/22                                                             2,574                         2,631
  6.750% due 10/25/23                                                               427                           376
  6.500% due 11/25/23                                                               170                           158
  8.400% due 04/25/25                                                            19,567                        19,726
First Boston Corp.
  9.450% due 08/20/17                                                                70                            71
  7.500% due 04/25/21                                                             2,625                         2,622
General Electric Capital Mortgage
  9.500% due 04/25/21                                                               120                           120
  6.500% due 01/25/24                                                             6,979                         6,953
Georgia Federal Mortgage
  10.500% due 11/01/14                                                            3,344                         3,476
Greenwich
  7.451% due 04/25/22 (d)                                                         5,190                         5,207
  7.456% due 10/25/22 (d)                                                           665                           668
  7.513% due 04/25/23 (d)                                                         8,316                         8,379
  7.670% due 01/25/24 (d)                                                         5,760                         5,805
  7.489% due 04/25/24 (d)                                                        23,039                        23,407
  6.843% due 06/25/24 (d)                                                        34,833                        35,616
  7.506% due 08/25/24 (d)                                                        43,088                        44,367
  7.073% due 11/25/24 (d)                                                        29,162                        29,955
  7.422% due 04/25/25 (d)                                                        12,991                        13,381
  7.688% due 07/25/25 (d)                                                        16,930                        16,993
Home Savings of America
 10.000% due 07/01/09                                                                54                            57

Total Return Fund

September 30, 1995 (unaudited)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Independent National Mortgage Corp.
  9.000% due 12/25/19                                                      $     39,772                   $    40,620
  6.650% due 10/25/24                                                             2,723                         2,563
  7.805% due 11/25/24 (d)                                                        25,197                        25,748
  7.569% due 07/25/25 (d)                                                        65,719                        67,116
  7.673% due 07/25/25 (d)                                                        80,741                        81,952
International Mortgage Acceptance Corp.
 12.250% due 03/01/14                                                             1,133                         1,231
J.P. Morgan & Co.
  9.000% due 10/20/20                                                            11,344                        12,197
Kidder Peabody
  8.390% due 05/20/18 (d)                                                           687                           694
  7.006% due 03/25/24 (d)                                                        59,120                        59,674
  6.970% due 03/25/24 (d)                                                        20,000                        19,925
Lomas Mortgage Funding Corp.
  9.700% due 11/20/18                                                             3,111                         3,152
Marine Midland
  8.000% due 04/25/23                                                               185                           183
  8.000% due 10/25/23                                                               350                           335
Merrill Lynch Mortgage
  9.250% due 12/15/09                                                               107                           113
  9.470% due 04/27/18 (d)                                                            91                            93
  8.170% due 04/25/23 (d)                                                        25,370                        26,131
Manufacturers Housing Mortgage P.C.
 13.250% due 01/01/99                                                               381                           405
Manufacturers Housing Mortgage P.C.
 13.250% due 01/15/99                                                               179                           191
Morgan Stanley Mortgage
  8.971% due 10/22/15                                                             6,370                         6,446
  7.850% due 08/20/18                                                               124                           124
  8.150% due 07/20/21                                                                22                            22
Mortgage Bankers
  9.900% due 03/01/18                                                             4,165                         4,418
Nomura Asset Securities Corp.
  6.579% due 05/25/24 (d)                                                        25,027                        25,262
Norwest Mortgage
 12.500% due 02/01/14                                                             1,680                         1,803
 12.250% due 04/01/14                                                               180                           198
PaineWebber Mortgage
  6.000% due 04/25/09                                                            11,951                        10,682
Prudential Bache
  6.394% due 09/01/18 (d)                                                           902                           907
  9.000% due 01/01/19                                                               540                           561
  8.400% due 03/20/21                                                             4,372                         4,400
Prudential Home
  9.500% due 11/25/97                                                               580                           579
  7.000% due 04/25/99                                                               542                           542
  7.500% due 05/25/08                                                             3,854                         3,857
  6.900% due 03/25/23                                                             2,000                         1,996
  7.000% due 04/25/23                                                            10,442                        10,420
Prudential Securities
  7.500% due 03/25/19                                                             1,947                         1,946
PSB Financial Corp.
 11.050% due 12/01/15                                                             1,921                         2,042
Residential Asset Securities Corp.
  8.000% due 10/01/24                                                            28,391                        28,533
Residential Funding
  8.086% due 02/25/07 (d)                                                           209                           211
  7.000% due 08/25/08                                                            26,366                        26,203
  6.500% due 09/25/08                                                             7,000                         6,508
  8.500% due 05/01/17                                                               274                           283
  9.000% due 01/01/20                                                             3,297                         3,365
  8.500% due 02/25/21                                                             6,348                         6,360
  8.000% due 01/25/23                                                            10,000                        10,063
 10.000% due 09/25/23                                                             2,510                         2,605
Resolution Trust Corp.
  6.888% due 12/15/04 (d)                                                           831                           834
  7.500% due 12/15/04                                                             3,000                         3,009
  7.743% due 02/25/20 (d)                                                           765                           535

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  7.512% due 09/25/20 (d)                                                  $     20,000                   $     3,300
  5.922% due 01/25/21 (d)                                                         1,755                         1,689
  6.425% due 04/25/21 (d)                                                         3,033                         3,052
  8.590% due 06/25/21 (d)                                                        12,420                        12,424
  8.720% due 08/25/21 (d)                                                           260                           268
  8.722% due 08/25/21 (d)                                                         2,084                         2,083
  8.722% due 08/25/21 (d)                                                        13,329                        13,820
  8.722% due 08/25/21 (d)                                                         8,000                         8,190
  8.230% due 09/25/21 (d)                                                        10,066                        10,101
  5.970% due 10/25/21 (d)                                                         1,108                         1,099
  7.000% due 10/25/21 (d)                                                         1,823                         1,929
  8.144% due 10/25/21 (d)                                                           460                           465
  8.625% due 10/25/21                                                               300                           305
  7.648% due 01/25/22 (d)                                                         4,968                         5,038
  7.778% due 03/25/22 (d)                                                         6,690                         6,776
  8.475% due 05/25/22 (d)                                                         5,214                         5,408
  7.075% due 06/25/23 (d)                                                        14,870                        14,954
  7.900% due 06/25/23                                                               191                           193
  7.500% due 08/25/23                                                               727                           717
  8.835% due 12/25/23 (d)                                                        12,208                        12,430
  9.450% due 05/25/24 (d)                                                        19,693                        20,303
 10.611% due 05/25/24 (d)                                                         9,558                         9,982
  8.150% due 06/25/24 (d)                                                           179                           183
  6.875% due 07/25/24 (d)                                                         9,947                        10,019
  8.000% due 07/25/24                                                             5,217                         5,209
  7.000% due 10/25/24                                                               657                           654
  7.100% due 12/25/24 (d)                                                         1,500                         1,464
  7.050% due 03/25/25 (d)                                                         1,240                         1,238
  7.750% due 03/25/25                                                             5,000                         5,086
  8.750% due 05/25/26                                                             4,470                         4,470
  7.445% due 10/25/28 (d)                                                        43,990                        44,637
  7.458% due 10/25/28 (d)                                                        23,032                        23,443
  7.500% due 10/25/28                                                            16,644                        16,685
  6.941% due 05/25/29 (d)                                                         8,191                         8,264
  7.584% due 05/25/29                                                             9,781                         9,752
  7.657% due 05/25/29 (d)                                                        10,185                        10,252
Ryland Acceptance Corp.
  8.650% due 05/15/00 (d)                                                         8,094                         8,071
  9.450% due 10/01/16 (d)                                                           327                           345
  9.000% due 12/01/16                                                             1,198                         1,246
 11.500% due 12/25/16                                                               419                           420
  8.174% due 07/25/22 (d)                                                        42,000                        42,630
  8.454% due 08/25/22 (d)                                                         5,803                         5,894
  8.000% due 09/25/22                                                            10,183                        10,240
  8.200% due 09/25/22                                                               100                           103
  7.711% due 08/25/29 (d)                                                        15,145                        15,358
 14.000% due 11/25/31                                                             3,280                         3,643
Salomon Mortgage
 11.500% due 09/01/15                                                             3,004                         3,296
  7.816% due 11/25/22 (d)                                                         3,594                         3,609
  7.238% due 07/01/24 (d)                                                        45,792                        46,494
Santa Barbara Savings
  9.500% due 11/20/18                                                             8,542                         8,724
Saxon
  8.150% due 09/25/22 (d)                                                         7,753                         7,898
  7.959% due 08/25/23 (d)                                                        81,103                        82,320
Sears Mortgage
  9.250% due 12/01/16                                                             4,374                         4,584
  7.355% due 06/25/22 (d)                                                         1,698                         1,699
Sears Mortgage
 12.000% due 02/25/14                                                             2,343                         2,580
  8.548% due 05/25/32 (d)                                                        26,140                        27,136
SKW Realty L.P.
  9.050% due 04/15/04                                                             1,000                         1,001
UBS Mortgage
  9.000% due 11/27/19                                                            13,292                        13,429
                                                                                                           ----------
                                                                                                            2,077,972

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Other Mortgage-Backed Securities - 3.2%
Bank of America
  8.375% due 05/01/07                                                      $          5                   $         5
  9.000% due 03/01/08                                                               151                           157
  9.000% due 04/05/08                                                                43                            45
  9.000% due 05/01/08                                                                12                            13
  9.500% due 07/01/08                                                                72                            72
 11.875% due 04/01/10                                                                16                            17
Daiwa Mortgage
  7.750% due 09/25/06 (d)                                                         4,771                         4,876
Donaldson, Lufkin & Jenrette
  7.532% due 08/01/21 (d)                                                        11,747                        11,821
  7.932% due 12/25/22 (d)                                                         4,548                         4,631
  7.532% due 03/25/24 (d)                                                         4,732                         4,803
First Boston Corp.
  8.000% due 12/01/00                                                               162                           163
First Commonwealth Savings & Loan
 10.375% due 04/01/05                                                                25                            26
General American Capital Corp.
  6.594% due 07/28/18 (d)                                                        10,312                         9,899
General Electric Credit Corp.
  8.000% due 03/01/02                                                               300                           305
Glendale Federal Savings & Loan
  7.485% due 03/01/28 (d)                                                        15,792                        15,697
Great Western
  6.270% due 09/25/17 (d)                                                           309                           302
Guardian
  6.772% due 12/25/18 (d)                                                           962                           827
  7.456% due 02/01/19 (d)                                                         1,091                           939
  7.647% due 05/01/19 (d)                                                           126                           108
Home Savings of America
  6.040% due 05/25/27 (d)                                                           282                           276
Imperial Savings & Loan
 10.000% due 09/01/16                                                               409                           431
  8.800% due 01/25/17                                                               229                           231
  9.800% due 07/25/17                                                               786                           795
LTC Commercial Corp.
  7.100% due 11/28/12                                                             6,203                         6,149
MDC Mortgage Funding
  6.915% due 01/25/25 (d)                                                        24,710                        25,265
Mid-State Trust
  8.330% due 04/01/30                                                            39,316                        40,519
OSCC Home Equity
  6.950% due 05/15/07                                                               234                           233
PaineWebber Mortgage
  7.412% due 11/25/23 (d)                                                         4,059                         4,168
Rural Housing
  3.330% due 04/01/26                                                               937                           836
Ryland Acceptance Corp.
  7.665% due 11/20/22 (d)                                                         7,000                         7,120
  7.874% due 09/25/23                                                            29,726                        30,172
Saxon
  7.845% due 12/25/22 (d)                                                        33,553                        33,987
  7.530% due 12/25/24 (d)                                                        25,370                        25,811
Sears Mortgage
  8.000% due 03/25/22                                                             5,535                         5,570
  7.592% due 10/25/22 (d)                                                        10,238                        10,311
Securitized Asset Sales, Inc.
  7.725% due 10/25/23 (d)                                                        17,061                        17,322
  8.329% due 12/26/23 (d)                                                        15,714                        16,111
Structured Asset Securities Corp.
  9.250% due 07/01/19                                                               200                           199
USGI Capital
  8.500% due 11/25/07                                                            12,822                        13,343
Western Federal Savings & Loan
  6.814% due 11/25/18 (d)                                                           581                           576
  6.979% due 03/25/19 (d)                                                         3,533                         3,512
                                                                                                           ----------
                                                                                                              297,643

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
=====================================================================================================================
Stripped Mortgage-Backed Securities - 0.5%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 12/15/02                                                      $        217                   $        13
 10.038% due 09/15/05 (d)                                                           136                            19
  6.500% due 03/15/07                                                            17,954                         1,728
  5.750% due 09/15/07 (d)                                                        24,482                         1,561
  5.428% due 02/15/08 (d)                                                         1,553                           153
  6.500% due 10/15/08                                                            22,052                         3,011
 11.651% due 01/15/16 (d)                                                           139                            23
  6.500% due 08/15/16                                                            14,269                         1,434
  7.000% due 04/15/18                                                            12,647                         1,264
  9.993% due 11/15/18                                                               300                            75
  8.845% due 01/15/21                                                               880                           231
  9.000% due 05/01/22                                                               409                           118
  7.000% due 06/15/23                                                            25,126                         4,902
Federal National Mortgage Assn. (IO)
  6.500% due 04/25/99                                                             3,001                            25
 33.862% due 04/25/02                                                               145                            16
  6.750% due 09/25/04                                                               613                            45
  7.000% due 06/25/05                                                               241                            15
 10.458% due 07/25/05                                                             7,956                           909
  6.500% due 07/25/06                                                            21,975                         2,188
  6.500% due 07/25/07                                                             4,414                           464
  6.500% due 09/25/07                                                            25,044                         2,599
  6.500% due 10/25/07                                                             6,089                           762
  0.100% due 03/25/09 (d)                                                        86,165                         1,988
  7.000% due 08/25/15                                                            13,153                         1,362
  6.500% due 08/25/20                                                             2,666                           725
 10.070% due 01/25/21 (d)                                                           259                            64
  9.032% due 08/25/21 (d)                                                         4,676                           873
  0.950% due 11/25/21 (d)                                                        90,023                         1,844
  6.500% due 01/25/23                                                            14,698                         1,995
Federal National Mortgage Assn. (PO)
  0.000% due 09/01/07                                                             1,954                         1,450
  0.000% due 02/25/21                                                            10,670                         8,726
  0.000% due 07/25/23                                                             5,057                         4,910
  0.000% due 08/25/23                                                               525                           282
PaineWebber (IO)
 13.595% due 08/01/19                                                               536                           200
                                                                                                           ----------
                                                                                                               45,974
                                                                                                           ----------
Total Mortgage-Backed Securities -                                                                          5,077,913
(Cost $5,057,502)                                                                                          ==========

Asset-Backed Securities - 0.0%

Discover Card Trust
  7.300% due 05/21/99                                                               200                           202
National Credit Card Trust
  9.450% due 12/31/97                                                               400                           408
Standard Credit Card Master Trust
  7.250% due 04/07/08                                                               300                           311
                                                                                                           ----------
Total Asset-Backed Securities                                                                                     921
(Cost $940)                                                                                                ==========

Sovereign Issues - 2.8%

Banco Nacional de Obra y Servicios
 10.750% due 08/16/96                                                             1,500                         1,515
  6.875% due 10/01/98                                                            19,500                        17,550
Cemex
  8.875% due 06/10/98                                                             5,000                         4,719
Kingdom of Sweden
 10.250% due 11/01/15                                                               500                           642
Municipal Finance Authority of
British Columbia
 13.750% due 12/01/05                                                             1,305                         1,387
Petroleos Mexicanos
  8.750% due 03/05/97                                                             3,500                         3,491

Total Return Fund
September 30, 1995 (unaudited)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Province of Newfoundland
  9.000% due 06/01/19                                                      $        500                   $       587
Province of Nova Scotia
  9.375% due 07/15/02                                                             1,000                         1,143
Province of Ontario
  7.750% due 06/04/02                                                               200                           213
Province of Quebec
  7.500% due 07/15/02                                                             6,000                         6,226
Province of Saskatchewan
  9.125% due 02/15/21                                                             3,000                         3,570
Republic of Argentina
  5.875% due 09/01/97 (d)                                                         4,700                         2,077
  7.394% due 03/31/05 (d)                                                       104,000                        64,480
  7.313% due 03/31/05 (d)                                                         5,000                         3,100
  5.000% due 03/31/23                                                            40,000                        19,200
United Mexican States
  6.250% due 12/31/19                                                            89,000                        53,734
  7.219% due 12/31/19 (d)                                                        30,000                        21,038
  6.875% due 12/31/19 (d)                                                        59,000                        41,374
  7.188% due 12/31/19 (d)                                                        20,000                        14,025
  6.969% due 12/31/19 (d)                                                         2,000                         1,403
                                                                                                           ----------
Total Sovereign Issues                                                                                        261,474
                                                                                                           ==========
(Cost $281,815)

Foreign Currency-Denominated Issues (c)(f) - 8.6%
Canadian National Railroad
  13.000% due 11/15/04                                                    C$     15,112                        11,995
  12.250% due 05/01/05                                                           35,693                        28,211
City of Montreal
  11.500% due 09/20/00                                                            7,000                         5,974
Commonwealth of Canada
  9.000% due 12/01/04                                                           117,500                        94,666
  8.750% due 12/01/05                                                           451,000                       359,321
Petroleos Mexicanos
  7.750% due 09/30/98                                                     FF      5,000                           940
Republic of Germany
  6.250% due 01/04/24                                                     DM    465,900                       280,732
RJR Nabisco
  6.875% due 11/22/00                                                             9,500                         6,608
                                                                                                           ----------
Total Foreign Currency-Denominated Issues                                                                     788,447
                                                                                                           ==========
(Cost $775,777)

OTC Interest Rate Caps - 0.0%

3 Month LIBOR
  Strike @ 87.00 Exp. 12/20/95                                             $  1,000,000                            19
  Strike @ 88.00 Exp. 03/20/96                                                5,000,000                            25
  Strike @ 88.00 Exp. 03/20/96                                                4,891,000                           259
                                                                                                           ----------
Total OTC Interest Rate Caps                                                                                      303
                                                                                                           ==========
(Cost $303)

Purchased CME Put Options - 0.0%

Eurodollar December Futures
  Strike @ 90.00 Exp. 12/18/95                                                  650,000                            16
                                                                                                           ----------
Total Purchased CME Put Options                                                                                    16
                                                                                                           ==========
(Cost $20)

Preferred Stock - 0.1%
                                                                                 Shares

Banco Bilbao Vizcaya International                                              266,000                         7,121
Cleveland Electric Illuminating Co.                                               6,000                           581
                                                                                                           ----------
Total Preferred Stock                                                                                           7,702
                                                                                                           ==========
(Cost $7,623)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Short-Term Instruments - 13.7%

Discount Notes - 12.1%
Abbott Laboratories
  5.690% due 10/11/95                                                      $      8,000                   $     7,988
  5.690% due 10/12/95                                                            19,000                        18,969
  6.030% due 10/17/95                                                             8,000                         7,980
  5.730% due 10/19/95                                                            44,400                        44,280
Associates Corp. of North America
  5.650% due 10/04/95                                                            60,000                        59,981
  5.690% due 11/16/95                                                             6,700                         6,651
  5.690% due 11/17/95                                                            37,000                        36,731
  5.680% due 11/22/95                                                            11,500                        11,407
  5.680% due 11/27/95                                                            12,250                        12,142
  5.700% due 11/28/95                                                               600                           594
  5.700% due 11/29/95                                                             1,500                         1,485
  5.680% due 12/04/95                                                            12,000                        11,869
AT&T Corp.
  6.040% due 10/03/95                                                            14,500                        14,497
  5.690% due 10/20/95                                                               900                           897
  5.630% due 10/27/95                                                             4,400                         4,383
  5.700% due 10/31/95                                                             2,400                         2,389
  5.650% due 11/03/95                                                             6,000                         5,970
  5.640% due 11/21/95                                                            45,000                        44,647
  5.640% due 11/21/95                                                             1,000                           992
  5.640% due 11/22/95                                                            27,900                        27,677
  5.670% due 12/08/95                                                             6,000                         5,932
Coca-Cola Co.
  5.870% due 10/11/95                                                               100                           100
Commonwealth Bank
  5.630% due 10/13/95                                                            26,500                        26,453
E.I. Du Pont de Nemours
  5.640% due 10/03/95                                                             1,600                         1,600
  5.840% due 10/03/95                                                             5,200                         5,198
  6.030% due 10/03/95                                                            11,100                        11,098
  6.050% due 10/10/95                                                            24,900                        24,866
  6.050% due 10/10/95                                                             5,900                         5,892
  6.060% due 01/03/96                                                            22,300                        21,952
  6.090% due 01/09/96                                                            15,000                        14,752
  6.070% due 01/11/96                                                            16,000                        15,731
Electricite de France
  5.630% due 10/10/95                                                            25,000                        24,969
Eli Lilly & Co.
  5.660% due 12/06/95                                                             4,000                         3,955
  6.050% due 01/09/96                                                             2,000                         1,967
  6.080% due 01/09/96                                                             9,500                         9,343
  5.610% due 01/09/96                                                             9,300                         9,151
Federal Home Loan Bank
  5.630% due 12/08/95                                                             1,000                           988
Federal Home Loan Mortgage Corp.
  5.610% due 11/07/95                                                             1,050                         1,044
Federal National Mortgage Assn.
  5.570% due 10/16/95                                                             4,465                         4,455
  5.600% due 10/17/95                                                            11,000                        10,974
  5.570% due 10/18/95                                                             5,505                         5,491
  5.580% due 10/23/95                                                               100                            99
  5.580% due 10/23/95                                                             2,100                         2,093
  5.610% due 10/26/95                                                             3,700                         3,686
  5.600% due 10/27/95                                                               940                           936
  5.600% due 11/02/95                                                             2,900                         2,885
General Electric Capital Corp.
  6.500% due 10/02/95                                                            25,400                        25,400
  5.800% due 10/05/95                                                             8,000                         7,996
  5.690% due 10/24/95                                                             6,000                         5,978
  5.840% due 10/25/95                                                             2,300                         2,291
Commonwealth of Canada
  5.950% due 10/17/95                                                            10,000                         9,975
Government of Western Australia
  5.700% due 11/17/95                                                             2,500                         2,482
Hewlett Packard Co.
  5.700% due 10/17/95                                                               700                           698

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  5.670% due 10/30/95                                                      $     11,731                   $    11,679
  5.670% due 11/07/95                                                             1,000                           994
  5.640% due 11/14/95                                                           115,100                       114,324
  5.680% due 01/05/96                                                             1,000                           984
  5.670% due 01/09/96                                                            16,500                        16,228
KFW International Financial
  5.750% due 10/05/95                                                             4,500                         4,498
  5.710% due 10/27/95                                                            27,500                        27,391
Merrill Lynch & Co.
  4.750% due 06/24/96                                                               450                           445
Motorola, Inc.
  5.700% due 10/26/95                                                            14,800                        14,744
National Rural Utilities Cooperative
  5.810% due 10/03/95                                                             1,300                         1,299
  5.720% due 10/13/95                                                            18,200                        18,168
New South Wales Treasury
  5.830% due 10/04/95                                                             8,700                         8,697
  6.015% due 10/04/95                                                             8,300                         8,297
  5.660% due 11/10/95                                                             1,000                           994
Norfolk Southern Corp.
  6.110% due 10/05/95                                                            10,500                        10,494
Ontario Hydro
  5.660% due 11/27/95                                                            13,900                        13,777
  5.670% due 11/27/95                                                             9,000                         8,920
Pitney Bowes Credit, Inc.
  5.740% due 10/03/95                                                             1,700                         1,700
  5.640% due 10/19/95                                                            16,000                        15,957
  5.710% due 10/23/95                                                               700                           698
  5.640% due 10/24/95                                                            11,300                        11,261
  5.670% due 11/10/95                                                               400                           398
Proctor & Gamble Co.
  5.640% due 10/27/95                                                            23,000                        22,910
Province of Alberta
  5.710% due 11/02/95                                                             2,100                         2,089
Province of British Columbia
  6.140% due 10/02/95                                                            16,700                        16,700
  5.625% due 10/05/95                                                             2,000                         1,999
  5.630% due 11/02/95                                                             3,000                         2,985
  6.300% due 11/14/95                                                               200                           198
Queensland Treasury Corp.
  5.630% due 10/12/95                                                            24,000                        23,962
  5.630% due 12/12/95                                                             8,000                         7,901
Rockwell International
  5.730% due 10/10/95                                                               800                           799
U.S. West Communications
  5.720% due 10/05/95                                                             9,200                         9,195
  5.720% due 10/06/95                                                            17,000                        16,989
  5.600% due 10/13/95                                                             4,105                         4,097
  5.690% due 10/20/95                                                            22,800                        22,735
  5.650% due 11/13/95                                                             2,300                         2,284
USX Corp.
  6.190% due 10/16/95                                                            27,500                        27,434
  6.182% due 10/25/95                                                            27,500                        27,391
Wal-Mart Stores
  5.710% due 10/06/95                                                             2,000                         1,999
Warner Lambert
  5.600% due 10/13/95                                                            10,500                        10,481
  5.830% due 10/13/95                                                            18,800                        18,767
  5.670% due 10/23/95                                                             2,200                         2,193
World Bank
  6.070% due 11/06/95                                                             1,600                         1,590
                                                                                                         ------------
                                                                                                            1,108,604
                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Repurchase Agreements - 0.6%
State Street Bank
  5.250% due 10/02/95                                                      $     55,999                   $    55,999
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $57,123,085. Repurchase
  proceeds are $56,023,500.)
Merrill Lynch
  5.700% due 10/02/95                                                               500                           500
  (Dated 09/25/95. Collateralized by
  U.S. Treasury Note 8.50% 05/15/97
  valued at $511,250. Repurchase
  proceeds are $500,238.)
                                                                                                         ------------
                                                                                                               56,499
U.S. Treasury Bills - 1.0%
  5.57% due 01/11/96                                                                500                           493
  5.70% due 10/26/95 - 02/08/96 (b) (g)                                          96,010                        95,438
                                                                                                         ------------
                                                                                                               95,931
                                                                                                         ------------
Total Short-Term Investments                                                                                1,261,034
                                                                                                         ============
(Cost $1,261,096)


TOTAL INVESTMENTS (A) - 110.4%                                                                            $10,140,684
(Cost $10,093,638)

WRITTEN OPTIONS (E) - 0.0%                                                                                     (3,296)
(Premiums $11,409)

OTHER ASSETS AND LIABILITIES (NET) - (10.4%)                                                                 (952,560)
                                                                                                         ------------
NET ASSETS - 100.0%                                                                                       $ 9,184,828
                                                                                                         ============

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a)  At September 30, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there
     was an excess of value over tax cost.                                                                $   117,059

     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value.                                                                                         (70,013)
                                                                                                         ------------
     Unrealized appreciation-net                                                                         $     47,046
                                                                                                         ============

(b) Securities with an aggregate market value of $95,438 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                                              Unrealized
                                                                           Appreciation/
Type                                                   Contracts          (Depreciation)
----------------------------------------------------------------------------------------
Republic of France 10 Year Bond                            1,100           $     (1,329)
Republic of Germany 10 Year Bond                           3,726                  2,438
UK Gilt                                                    2,617                 (4,788)
U.S. Treasury 2 Year Note (12/95)                            100                     11
U.S. Treasury 5 Year Note (12/95)                          5,352                  1,179
U.S. Treasury 10 Year Note (12/95)                        10,882                  3,198
U.S. Treasury 30 Year Bond (12/95)                         9,973                  7,083
                                                                           ------------
                                                                           $      7,792
                                                                           ============

Total Return Fund

September 30, 1995 (unaudited)

===============================================================================
(c) Foreign forward currency contracts outstanding at September 30, 1995:

                            Principal
                               Amount                                 Unrealized
                           Covered by          Expiration          Appreciation/
Type                         Contract               Month         (Depreciation)
--------------------------------------------------------------------------------
Buy           BP                3,300               10/95         $          61
Sell          C$              305,773               10/95                (1,366)
Buy           DM              180,596               10/95                   331
Sell          DM              494,446               10/95                (7,935)
Sell          DM               59,140               11/95                   188
Buy           ECU               4,416               11/95                    34
Sell          FF                4,535                6/96                    (5)
                                                                  --------------
                                                                  $      (8,692)
                                                                  ==============

(d)  Variable rate security. The rate listed is as of September 30, 1995.

(e)  Premiums received on Written Put Options:

                                                                            Premium           Market
Type                                                          Par          Received            Value
-----------------------------------------------------------------------------------------------------
CBOT U.S. Treasury Bond December Futures
     Strike @110.00 Exp. 11/18/95                    $    160,000           $ 1,012          $   550
CME Eurodollar December Futures
     Strike @ 91.50 Exp. 12/18/95                       2,551,000             2,613               64
     Strike @ 92.00 Exp. 12/18/97                         950,000               928               24
     Strike @ 92.50 Exp. 12/18/98                       1,000,000               269               25
     Strike @ 93.75 Exp. 12/18/95                       6,427,000             1,734              482
CME Eurodollar March Futures
     Strike @ 91.75 Exp. 03/18/96                       1,851,000               637               46
     Strike @ 92.25 Exp. 03/18/96                       1,000,000             1,569               25
     Strike @ 94.00 Exp. 03/18/96                       4,608,000             2,227            1,612
CME Eurodollar June Futures
     Strike @ 94.00 Exp. 06/17/96                         668,000               420              468
                                                                           --------------------------
                                                                            $11,409          $ 3,296
                                                                           ==========================

(f)  Principal amount denoted in indicated currency:

     BP   -   British Pound
     C$   -   Canadian Dollar
     DM   -   German Mark
     ECU  -   European Currency Unit
     FF   -   French Franc

(g)  Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                 Short-Term Instruments    22.3%
                                           Foreign-Currency Denominated    14.6%
                                                                  Other     2.8%
                                              Corporate Bonds and Notes    12.0%
                                             Mortgage-Backed Securities    59.3%

Total Return Fund III
September 30, 1995 (unaudited)

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
================================================================================================
Corporate Bonds and Notes - 12.0%
Banking and Finance - 0.4%
Associates Corp. of North America
  9.000% due 12/15/95                                         $        500          $       503
                                                                                    ------------
Industrials - 6.0%
Arkla, Inc.
  9.875% due 02/15/18                                                  500                  534
Coastal Corp.
 10.375% due 10/01/00                                                3,000                3,431
Time Warner, Inc.
  8.375% due 07/15/33                                                3,000                3,036
                                                                                    ------------
                                                                                          7,001
                                                                                    ============
Utilities - 5.6%
Cleveland Electric Illuminating Co.
  8.750% due 11/15/05                                                3,500                3,405
North Atlantic Energy
  9.050% due 06/01/02                                                  662                  680
Public Service of New Hampshire
 15.230% due 07/01/00                                                1,500                1,751
System Energy Resources
 10.500% due 09/01/96                                                   70                   72
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                                  500                  525
                                                                                    ------------
                                                                                          6,433
                                                                                    ------------
Total Corporate Bonds and Notes                                                          13,937
                                                                                    ============
(Cost $14,054)

U.S. Treasury Notes - 0.2%
  5.500% due 04/30/96                                                   40                   40
  4.750% due 08/31/98                                                   50                   48
  7.125% due 10/15/98                                                   50                   52
  7.125% due 09/30/99                                                   50                   52
                                                                                    ------------
Total U.S. Treasury Notes                                                                   192
                                                                                    ============
(Cost $190)

U.S. Government Agencies - 0.6%
Federal National Mortgage Association
  9.150% due 04/10/98                                                  300                  322
  5.870% due 10/15/03                                                   50                   47
Government Trust Certificate - Greece
  8.000% due 05/15/98                                                  276                  282
                                                                                    ------------
Total U.S. Government Agencies                                                              651
                                                                                    ============
(Cost $632)

Mortgage Backed Securities - 59.3%
Federal Home Loan Mortgage Corporation - 0.5%
  8.000% due 02/01/06                                                  551                  565
Federal National Mortgage Association - 3.3%
  6.390% due 07/01/17 (d)                                              120                  121
  6.391% due 2/1/27 - 08/01/29 (d)(g)                                  189                  191
  7.866% due 07/01/23 (d)                                            1,905                1,960
  8.250% due 07/01/17                                                  219                  227
  8.500% due 02/01/07                                                1,264                1,307
  9.000% due 07/01/05                                                   75                   79
                                                                                    ------------
                                                                                          3,885
                                                                                    ============

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
===============================================================================================
Government National Mortgage Association - 25.0%
  6.500% due 10/20/24 - 11/20/24(d)(g)                       $       9,266          $     9,419
  6.500% due 10/19/25                                               15,000               14,470
  7.000% due 06/20/22 (d)                                            4,986                5,063
                                                                                    -----------
                                                                                         28,952
                                                                                    ===========
Collateralized Mortgage Obligations - 20.4%
Chase Mortgage Financial Corp.
  7.500% due 03/25/24                                                 262                  261
  9.500% due 04/25/24                                                 275                  281
CMO Trust
  8.000% due 01/01/17                                               5,882                5,991
Federal Home Loan Mortgage Corp.
  8.000% due 05/15/00 - 02/15/15 (g)                                2,607                2,662
  7.500% due 04/15/19                                               3,144                3,165
Federal National Mortgage Assn.
  7.750% due 07/25/19                                                 502                  510
Greenwich
  7.073% due 11/25/24 (d)                                           4,040                4,150
PNC Mortgage Securities Corp.
  7.500% due 06/25/10                                               1,575                1,579
Residential Funding
  9.000% due 07/01/21                                                 685                  692
Resolution Trust Corp.
  8.835% due 12/25/23                                               2,500                2,625
Sears Mortgage
  8.713% due 05/25/32 (d)                                           1,621                1,683
                                                                                    -----------
                                                                                        23,599
                                                                                    ===========
Other Mortgage-Backed Securities - 7.3%
Guardian
  7.218% due 07/25/20                                               1,767                1,343
Resolution Trust Corp.
  8.625% due 10/25/21                                                 759                  761
  7.657% due 05/25/29                                               3,500                3,523
Ryland Acceptance Corp.
  7.873% due 09/25/23                                               2,759                2,800
                                                                                    -----------
                                                                                         8,427
                                                                                    ===========
Stripped Mortgage-Backed Securities - 2.8%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 04/15/22                                              10,000                1,533
Resolution Trust Corp. (PO)
  0.000% due 09/25/00                                               1,856                1,712
                                                                                    -----------
                                                                                         3,245
                                                                                    -----------
Total Mortgage-Backed Securities                                                        68,673
                                                                                    ===========
(Cost $68,748)

Sovereign Issues - 2.0%
Republic of Argentina
  7.313% due 03/31/05                                               2,000                1,240
Province of Quebec
  8.800% due 04/15/03                                               1,000                1,112
                                                                                    -----------
Total Sovereign Issues                                                                   2,352
                                                                                    ===========
(Cost $2,300)

Foreign Currency-Denominated Issues (c)(f) - 14.6%
Commonwealth of Canada
  8.500% due 04/01/02                                       C$      2,000                1,562
  8.750% due 12/01/05                                               2,520                2,009
Province of Saskatchewan
 11.000% due 01/09/01                                               2,000                1,701
Republic of Germany
  6.250% due 01/04/24                                       DM      5,000                3,013

Total Return Fund III

September 30, 1995 (unaudited)

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
===============================================================================================
United Kingdom Gilt
  9.500% due 04/15/05                                       BP      5,000          $     8,592
                                                                                    -----------
Total Foreign Currency-Denominated Issues                                               16,877
                                                                                    ===========
(Cost $16,858)

Purchased CME Put Option - 0.0%

Eurodollar June Futures
  Strike @ 90.75   Exp. 6/17/96                              $    110,000                    0
                                                                                    -----------
Total Purchased CME Put Option                                                               0
                                                                                    ===========
(Cost $2)

Short-Term Instruments - 22.3%

Discount Notes - 20.2%

AT&T Corp.
  5.670% due 12/08/95                                               2,500                2,472
Federal National Mortgage Assn.
  5.600% due 10/10/95                                               4,100                4,095
Government of Western Australia
  5.700% due 10/24/95                                               5,100                5,082
Hewlett Packard Co.
  5.730% due 10/17/95                                                 750                  748
KFW International Financial
  5.750% due 10/05/95                                                 200                  200
Minnesota Mining & Mfg. Co.
  5.820% due 11/15/95                                                 600                  596
Motorola, Inc.
  5.700% due 10/26/95                                               3,100                3,088
National Rural Utilities Cooperative
  5.720% due 10/13/95                                                 300                  298
Pitney Bowes Credit, Inc.
  5.740% due 10/03/95                                                 750                  750
Province of British Columbia
  5.625% due 10/05/95                                               4,200                4,198
Wal-Mart Stores
  5.710% due 10/06/95                                               1,800                1,799
                                                                                    -----------
                                                                                        23,326
                                                                                    ===========
Repurchase Agreement - 1.1%

State Street Bank
  5.250% due 10/02/95                                               1,297                1,297
                                                                                    -----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,325,499. Repurchase
  proceeds are $1,297,567)

U.S. Treasury Bills - 1.0%

  5.565% due 10/26/95 - 02/08/96(b)(g)                              1,200                1,192
                                                                                    -----------
Total Short-Term Instruments                                                            25,815
                                                                                    ===========
(Cost $25,818)

TOTAL INVESTMENTS (a) - 111.0%                                                     $   128,497
(Cost $128,602)

WRITTEN OPTIONS (e) - (0.1%)                                                              (104)
(Premiums $155)

OTHER ASSETS AND LIABILITIES (NET) - (10.9%)                                           (12,676)
                                                                                    -----------

NET ASSETS - 100.0%                                                                $   115,717
                                                                                    ===========
===============================================================================================
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS)

(a)  At September 30, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                                       $     1,068

     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value.                                                                   (1,173)
                                                                                    -----------
     Unrealized depreciation-net                                                   $      (105)
                                                                                    ===========

(b) Securities with an aggregate market value of $1,192 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:


                                                                            Unrealized
Type                                                Contracts             Depreciation
--------------------------------------------------------------------------------------
Republic of Germany 10 Year Bond (12/95)                   30             $        38
U.S. Treasury 5 Year Note (12/95)                         100                      (3)
U.S. Treasury 10 Year Note (12/95)                         98                      24
U.S. Treasury 30 Year Bond (12/95)                        150                     108
                                                                           -----------
                                                                          $       167
                                                                           ===========

(c) Foreign forward currency contracts outstanding at September 30, 1995:

                              Principal
                                 Amount
                                Covered           Expiration              Unrealized
Type                        by Contract                Month            Depreciation
--------------------------------------------------------------------------------------
Sell          BP                  5,353                10/95            $       (99)
Sell          C$                  4,325                10/95                     (4)
Sell          DM                  4,495                10/95                    (79)
Sell                              3,550                10/95                    (92)
                                                                         -----------
                                                                        $      (274)
                                                                         ===========

(d)  Variable rate security. The rate listed is as of September 30, 1995.

(e)  Premiums received on Written Put Options:

                                                          Premiums            Market
Type                                       Par            Received            Value
--------------------------------------------------------------------------------------
CBOT U.S. T-Bond Futures
  Strike @110.00  Exp. 11/18/95            $   10,000       $ 81                $  34
CME Eurodollar December  Futures
  Strike @ 94.00  Exp. 12/18/95               200,000         74                   70
                                                           ---------------------------
                                                            $155                $ 104
                                                           ===========================

(f)  Principal amount denoted in indicated currency:

     BP  -  British Pound
     C$  -  Canadian Dollar
     DM  -  German Mark

(g)  Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                       Sovereign Issues     4.0%
                                                                  Other     6.2%
                                             Mortgage-Backed Securities    81.4%
                                              Corporate Bonds and Notes    32.1%

Low Duration Fund
September 30, 1995 (unaudited)

                                                               Principal
                                                                  Amount                 Value
                                                                 (000's)               (000's)
==============================================================================================
Corporate Bonds and Notes - 32.1%
Banking and Finance - 12.7%
American Express Co.
  8.750% due 06/15/96                                       $      1,000           $     1,019
American General Financial Corp.
  6.000% due 02/23/98                                              1,000                   992
Associates Corp. of North America
  7.250% due 05/15/98                                                500                   512
  7.500% due 05/15/99                                              1,000                 1,036
Banc One Corp.
  7.250% due 08/01/02                                                500                   516
Bancomer
  8.000% due 07/07/98                                              4,000                 3,655
BankAmerica Corp.
  7.200% due 09/15/02                                                100                   102
Bankers Trust
  8.250% due 07/02/96                                              3,000                 3,042
  7.250% due 11/01/96                                              5,500                 5,558
Banponce Corp.
  6.188% due 01/27/97 (d)                                          5,000                 5,015
Capital One Bank
  6.363% due 12/05/95 (d)                                         20,000                19,999
  7.300% due 07/26/96 (d)                                         15,000                15,024
Chrysler Financial Corp.
  8.125% due 12/15/96                                             15,000                15,316
Citicorp
  6.000% due 05/29/98                                              8,000                 7,959
Commercial Credit
  5.500% due 05/15/98                                              1,000                   977
Den Danske Bank
  7.038% due 06/23/00 (d)                                          1,000                 1,011
Discover Credit Corp.
  8.970% due 07/08/96                                              2,000                 2,037
  9.000% due 07/24/96                                              7,500                 7,648
  8.875% due 08/07/96                                              5,000                 5,097
  7.760% due 05/13/97                                              5,000                 5,096
Ford Capital
  9.000% due 06/01/96                                              4,800                 4,889
Ford Motor Credit Corp.
  7.875% due 01/15/97                                                700                   714
  6.800% due 08/15/97                                                500                   505
  6.520% due 02/03/98                                              1,000                 1,005
General Motors Acceptance Corp.
  9.000% due 12/27/95                                              1,000                 1,006
  9.000% due 01/16/96                                              1,000                 1,009
  8.950% due 02/05/96                                                750                   758
  8.600% due 05/10/96                                              1,050                 1,065
  8.800% due 07/03/96                                              1,500                 1,530
  8.800% due 07/08/96                                              1,850                 1,887
  5.840% due 07/19/96 (d)                                          7,500                 7,506
  6.040% due 07/26/96 (d)                                          7,750                 7,749
  6.625% due 08/01/96                                              5,000                 5,021
  8.100% due 09/19/96                                                250                   255
  8.000% due 10/01/96                                                500                   509
  6.363% due 10/15/96 (d)                                         16,000                16,040
  8.250% due 01/13/97                                              9,000                 9,225
  8.000% due 01/23/97                                             17,000                17,383
  7.750% due 01/24/97                                              2,500                 2,549
  7.625% due 02/28/97                                             10,000                10,191
Goldman Sachs
  5.000% due 08/23/96                                             17,455                17,270
Home Savings of America
 10.500% due 06/12/97                                              4,000                 4,073
Kansallis-Osake
  8.438% due 09/30/43 (d)                                         13,500                13,838
Lehman Brothers, Inc.
  7.000% due 05/15/97                                                500                   504
  7.375% due 08/15/97                                                500                   507

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
==============================================================================================
Manufacturers Hanover Corp.
  6.375% due 04/30/97 (d)                                   $      6,000           $     5,966
Marine Midland Bank
  6.125% due 09/27/96 (d)                                          2,000                 2,000
NCNB Corp.
 10.500% due 03/15/99                                              9,000                 9,167
Norwest Financial, Inc.
  6.400% due 11/15/96                                             15,000                15,070
Salomon, Inc.
  6.630% due 01/19/96                                                500                   500
  5.720% due 06/11/96                                              3,000                 2,978
  5.200% due 01/20/97                                                750                   736
  8.850% due 02/10/97                                              2,000                 2,054
  8.670% due 02/13/97                                              1,500                 1,529
  5.930% due 03/17/97                                             12,590                12,451
  7.125% due 08/01/99                                              1,000                   996
Security Pacific Corp.
  5.746% due 08/15/96 (d)                                          2,500                 2,488
Signet Banking Corp.
  6.000% due 05/15/97 (d)                                          2,095                 2,106
  6.063% due 04/15/98 (d)                                          2,865                 2,865
Society National Bank
  6.875% due 10/15/96                                             19,375                19,522
                                                                                    -----------
                                                                                       309,027
                                                                                    ===========
Industrials - 13.4%
AMR Corp.
  8.730% due 08/19/96                                              1,000                 1,020
  7.600% due 01/27/97                                              2,000                 2,028
  6.500% due 03/15/97                                              4,305                 4,297
  9.500% due 07/15/98                                              1,000                 1,064
  8.100% due 11/01/98                                              2,000                 2,059
  8.730% due 11/02/98                                              3,000                 3,166
  9.910% due 03/01/01                                              2,500                 2,775
  10.000% due 03/07/01                                             4,000                 4,456
  9.440% due 05/15/01                                              5,000                 5,454
  9.125% due 10/24/01                                              1,000                 1,079
Arkla, Inc.
  8.780% due 07/19/96                                              9,500                 9,638
  9.875% due 04/15/97                                             11,500                12,056
Coastal Corp.
 10.375% due 10/01/00                                              5,000                 5,718
 11.750% due 06/15/06                                             15,000                16,144
Consolidated Natural Gas Co.
  8.750% due 06/01/99                                                400                   431
Delta Airlines
  7.790% due 12/01/98                                              4,449                 4,514
E. I. Du Pont de Nemours
  8.500% due 02/10/98                                                100                   105
Ford Motor Co.
  8.180% due 06/30/96                                              4,763                 5,050
  9.000% due 09/15/01                                                500                   556
  9.250% due 07/15/97                                             14,900                15,650
General Motors Corp.
  9.750% due 05/15/99                                              2,300                 2,351
McGaw, Inc.
 10.375% due 04/01/99                                              1,000                 1,035
Minnesota Mining & Mfg. Co.
  6.250% due 03/29/99                                                200                   199
Nabisco, Inc.
  8.300% due 04/15/99                                              2,900                 3,032
  8.000% due 01/15/00                                             16,675                17,465
News America Holdings Corp.
  12.000% due 12/15/01                                             4,805                 5,390
Pfizer, Inc.
  6.500% due 02/01/97                                                500                   503
Philip Morris Co.
  7.500% due 03/15/97                                                250                   255

Low Duration Fund
September 30, 1995 (unaudited)

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  8.750% due 12/01/96                                       $      8,250           $     8,475
  9.800% due 12/15/98                                             14,375                14,470
Sears Roebuck & Co.
  9.000% due 09/15/96                                              1,500                 1,538
  9.250% due 04/15/98                                              5,750                 6,127
  9.360% due 06/12/96                                                500                   530
Tenneco, Inc.
  10.850% due 10/30/98                                             3,629                 3,921
Time Warner, Inc.
  7.450% due 02/01/98                                                810                   825
  6.835% due 08/15/00                                             35,413                35,497
  7.975% due 08/15/04                                             21,248                21,733
  8.110% due 08/15/06                                             42,495                43,535
  8.180% due 08/15/07                                             42,495                43,514
United Airlines
  6.750% due 12/01/97                                             11,875                11,778
USX Corp.
  7.750% due 01/21/98                                              2,000                 2,042
Varity Corp.
  11.375% due 11/15/98                                             4,650                 4,876
                                                                                    -----------
                                                                                       326,351
                                                                                    ===========
Utilities - 6.0%
Alabama Power
  7.250% due 08/01/07                                                100                   100
Carolina Power & Light
  7.900% due 12/27/96                                             16,300                16,639
Centel Capital Corp.
  9.875% due 10/01/98                                              3,650                 3,651
Central Power & Light
  6.625% due 01/01/98                                                100                   100
Cleveland Electric Illuminating Co.
  9.100% due 07/22/96                                              1,500                 1,517
  9.450% due 12/01/97                                             11,400                11,719
  8.330% due 10/30/98                                              1,500                 1,506
  9.375% due 03/01/17                                              3,000                 2,840
CMS Energy
  9.500% due 10/01/97                                              9,500                 9,818
Commonwealth Edison Co.
  5.750% due 12/01/96                                              2,000                 1,980
  8.130% due 08/15/96                                              5,000                 5,068
  8.875% due 05/15/97                                              7,000                 7,238
Consumers Power Co.
  8.750% due 02/15/98                                              5,000                 5,201
CTC Mansfield Funding
  11.125% due 09/30/16                                             7,985                 8,105
Detroit Edison
  6.000% due 12/01/96                                              4,040                 4,023
Gulf States Utilities
  6.670% due 11/01/96                                              2,500                 2,505
Long Island Lighting Co.
  7.300% due 07/15/99                                              3,000                 2,979
Louisiana Power & Light Co.
  7.740% due 07/01/02                                             10,500                10,694
  10.300% due 01/02/05                                             2,999                 3,137
New Orleans Public Service
  10.950% due 05/01/97                                             4,200                 4,389
North Atlantic Energy
  9.050% due 06/01/02                                              5,000                 5,134
Northern States Power Co.
  5.875% due 10/01/97                                                100                    99
Northern Telecom
  8.250% due 06/13/96                                              1,000                 1,014
Ohio Edison
  8.500% due 05/01/96                                              3,200                 3,240
Pennsylvania Power Co.
  9.000% due 12/01/96                                              5,500                 5,634

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
Public Service Electric & Gas
  6.000% due 01/01/98                                       $      1,000           $       992
Public Service of New Hamphire
 15.230% due 07/01/00                                                844                   985
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                              3,000                 3,151
Texas-New Mexico Power
 11.250% due 01/15/97                                              2,500                 2,615
Transcontinental Gas Pipeline
  9.000% due 11/15/96                                              4,850                 4,993
  8.125% due 01/15/97                                              5,500                 5,623
  6.210% due 05/15/00                                              6,309                 6,302
United Illuminating
  9.760% due 01/02/06                                              3,368                 3,540
Utilicorp United
  9.300% due 12/01/95                                              1,000                 1,003
                                                                                    -----------
                                                                                       147,534
                                                                                    -----------
Total Corporate Bonds and Notes                                                        782,912
                                                                                    ===========
(Cost $775,745)

U.S. Government Agencies - 0.3%
Federal Home Loan Mortgage Corp.
  8.250% due 05/27/96                                                100                   102
  6.050% due 10/27/97                                                 50                    50
  7.300% due 10/28/02                                                100                   102
  8.440% due 10/27/04                                                500                   521
  9.500% due 11/10/20                                              1,300                 1,392
Federal National Mortgage Assn.
  7.090% due 11/01/96                                                100                   100
  5.740% due 02/12/98                                                200                   200
  5.200% due 07/10/98                                              1,500                 1,466
Small Business Administration
  8.250% due 01/25/13 (d) (d)                                      1,838                 1,941
  7.500% due 02/25/14 (d) (d)                                      1,524                 1,587
Student Loan Marketing Assn.
  7.560% due 12/09/96                                                100                   102
                                                                                    -----------
Total U.S. Government Agencies                                                           7,563
                                                                                    ===========
(Cost $7,354)

Mortgage-Backed Securities - 81.4%
Federal Home Loan Mortgage Corporation - 2.3%
  5.000% due 05/01/98 - 08/01/98 (g)                                  65                    64
  5.500% due 05/01/98 - 04/01/07 (g)                                 667                   651
  5.631% due 01/01/24 (d) (d)                                      5,285                 5,384
  5.887% due 01/01/24 (d) (d)                                      9,258                 9,385
  5.897% due 11/01/23 (d) (d)                                      5,943                 5,999
  6.500% due 01/01/02 - 02/01/05 (g)                                 239                   236
  6.603% due 08/01/24 (d) (d)                                      4,225                 4,323
  6.751% due 10/01/23 (d) (d)                                      8,011                 8,088
  7.000% due 01/01/17 (d) (d)                                        124                   127
  7.250% due 07/01/07                                                116                   116
  7.311% due 02/01/20 (d) (d)                                      6,280                 6,366
  7.500% due 09/01/06 - 10/16/25 (g)                               1,281                 1,291
  7.544% due 11/01/22 (d) (d)                                      6,202                 6,280
  8.000% due 07/01/06 - 04/01/07 (g)                                 524                   536
  8.250% due 10/01/07 - 11/01/07 (g)                                  94                    96
  8.500% due 07/01/01 - 01/01/12 (g)                               1,129                 1,161
  8.750% due 02/01/01 - 04/01/02 (g)                                 303                   311
  9.000% due 09/01/98 - 07/01/04 (g)                                 386                   397
  9.250% due 07/01/01                                                 26                    26
  9.500% due 03/01/01 - 12/01/04 (g)                                 360                   375
  9.750% due 03/01/01                                              2,141                 2,259
 10.000% due 04/01/01 - 09/15/09 (g)                                  49                    51
 10.500% due 07/01/00 - 12/01/16 (g)                                 279                   298
 10.750% due 10/01/00 - 08/01/11 (g)                               1,122                 1,221
 11.250% due 10/01/14                                                 14                    16

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
-----------------------------------------------------------------------------------------------
  11.500% due 10/01/15                                      $          2           $         3
  11.750% due 11/01/10 - 08/01/15 (g)                                 33                    37
  14.000% due 09/01/12 - 12/01/12 (g)                                  9                    10
                                                                                    -----------
                                                                                        55,107
                                                                                    ===========
Federal Housing Administration - 0.9%
  6.950% due 04/01/14                                              1,883                 1,883
  7.260% due 11/01/19                                              1,156                 1,163
  7.430% due 10/01/19 - 12/01/21 (g)                              15,234                15,437
  9.750% due 02/01/24                                              3,786                 4,066
                                                                                    -----------
                                                                                        22,549
                                                                                    ===========
Federal National Mortgage Association - 3.2%
  5.385% due 01/01/24 (d)                                         12,932                13,029
  6.325% due 04/01/18 (d)                                         10,187                10,225
  6.394% due 03/01/18 - 02/01/19  (d)                              1,041                 1,051
  6.422% due 10/01/24 (d)                                         24,160                24,922
  6.429% due 04/01/19 (d)                                            131                   132
  6.500% due 06/01/08                                                 57                    55
  7.000% due 12/01/06 - 09/01/07  (g)                                133                   131
  7.728% due 07/01/23 (d)                                          6,738                 6,915
  7.833% due 10/01/23 (d)                                         10,326                10,613
  8.000% due 03/01/04                                                346                   356
  8.319% due 05/01/97 (d)                                            572                   584
  8.500% due 03/01/08 - 02/01/17  (g)                                820                   857
  9.000% due 05/01/97 - 08/01/98  (g)                              1,468                 1,509
  10.000% due 02/01/04 - 06/01/19  (g)                             5,095                 5,504
  10.500% due 06/01/05 - 11/01/05  (g)                               645                   702
  11.000% due 10/01/98 - 09/01/00  (g)                                70                    74
  11.250% due 12/01/10 - 10/01/15  (g)                               419                   467
  12.000% due 01/01/15 - 10/01/15  (g)                                19                    21
  12.750% due 02/01/14 - 11/01/14  (g)                               175                   200
  13.000% due 07/01/15                                                10                    11
  13.250% due 09/01/11                                                36                    41
  13.500% due 04/01/14                                                10                    11
  14.000% due 11/01/14                                                16                    19
  15.500% due 10/01/12 - 12/01/12  (g)                               101                   118
  15.750% due 12/01/11                                                81                    96
  16.000% due 09/01/12 - 12/01/12  (g)                                42                    49
                                                                                    -----------
                                                                                        77,692
                                                                                    ===========
Government National Mortgage Association. - 42.1%
  5.500% due 08/20/25 (d)                                          4,994                 4,939
  6.500% due 08/20/22 - 10/20/23  (d)                             28,489                28,853
  6.500% due 07/20/22 - 06/20/25  (g)                            114,533               115,754
  7.000% due 05/20/22 - 05/20/25  (d)                            135,586               138,402
  7.000% due 09/20/24 - 11/20/24  (g)                            315,359               312,896
  7.375% due 05/20/22 - 04/20/23  (d)                             46,377                47,249
  7.500% due 02/20/25 - 06/20/25  (d)                             36,450                37,404
  7.500% due 03/20/25 - 10/19/25  (g)                            104,422               105,587
  8.000% due 07/15/04 - 11/20/25  (g)                            225,013               231,513
  9.750% due 07/15/13 - 02/15/20  (g)                              1,933                 2,092
  10.750% due 10/15/98                                                54                    56
  11.750% due 07/15/13 - 09/15/15  (g)                               599                   675
  12.000% due 06/20/15                                                40                    46
  13.500% due 05/15/11 - 11/15/12  (g)                                74                    86
  13.750% due 06/15/96 - 10/15/96  (g)                                51                    52
  14.750% due 11/15/96                                                 3                     3
  16.500% due 12/15/11                                                 1                     1
  16.750% due 12/15/96 - 12/15/11  (g)                                35                    37
                                                                                    -----------
                                                                                     1,025,645
                                                                                    ===========
Collateralized Mortgage Obligations - 24.3%
American Southwest Financial
  5.100% due 06/02/99                                             16,565                15,912
  9.200% due 07/01/16                                                553                   570
  9.400% due 08/01/16                                              6,250                 6,225

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
-----------------------------------------------------------------------------------------------
Bear Stearns
  8.200% due 09/25/22                                       $      2,299           $     2,313
  8.000% due 05/25/23                                                832                   849
Capstead
  7.400% due 04/25/18                                             15,779                15,823
  7.800% due 02/25/22                                              1,990                 2,016
  8.300% due 03/25/22                                             12,927                12,911
  7.500% due 02/25/23                                              3,105                 3,087
Chase Mortgage Financial Corp.
  10.000% due 11/25/09                                             2,095                 2,197
  7.500% due 10/25/24                                                115                   115
Citicorp Mortgage Securities, Inc.
  9.000% due 10/01/01                                                139                   145
  9.000% due 11/01/01                                              2,707                 2,724
  8.500% due 06/25/06                                              3,245                 3,242
  9.000% due 07/25/06                                              1,407                 1,411
  9.350% due 06/01/10                                                 95                    96
  7.250% due 11/01/11                                              2,242                 2,226
  10.000% due 01/25/13                                               187                   194
  9.500% due 10/25/15                                              2,693                 2,762
  9.500% due 11/01/16                                              1,846                 1,928
  8.500% due 03/01/17                                              4,460                 4,566
CMO Trust
  6.625% due 01/20/03 (d)                                             51                    51
  9.500% due 06/25/20                                                904                   964
Collateralized Mortgage Securities Corp.
  7.985% due 05/01/17                                             15,528                15,842
Conseco Commercial Mortgage
  9.700% due 07/15/04                                              4,873                 4,967
Countrywide
  7.177% due 11/25/24 (d)                                         16,841                17,204
  7.340% due 01/25/35 (d)                                         29,081                28,645
  8.000% due 12/25/24                                              9,155                 9,185
Donaldson, Lufkin & Jenrette
  11.000% due 08/01/19                                             3,162                 3,451
  4.571% due 03/25/24 (d)                                         27,309                26,302
  6.756% due 05/25/24 (d)                                          8,515                 8,662
Federal Home Loan Mortgage Corp.
  9.000% due 01/15/04                                                500                   517
  9.000% due 04/15/04                                                500                   511
  9.000% due 12/15/05                                              1,000                 1,027
  12.500% due 09/30/13                                             2,338                 2,612
  8.875% due 01/15/15                                                  5                     5
  11.000% due 11/30/15                                             5,531                 6,176
  8.500% due 07/15/16                                                476                   475
  8.000% due 04/15/19                                              3,600                 3,637
  8.500% due 06/15/19                                              9,234                 9,285
  10.000% due 07/15/19                                               525                   566
  8.500% due 09/15/19                                              7,847                 7,974
  9.000% due 11/15/19                                              4,714                 4,873
  7.950% due 02/15/20                                              6,409                 6,501
  9.000% due 02/15/20                                              2,296                 2,340
  8.250% due 03/15/20                                                706                   718
  7.500% due 04/15/20                                              2,900                 2,956
  8.000% due 04/15/20                                              2,500                 2,577
  10.000% due 05/15/20                                               350                   394
  8.950% due 11/15/20                                              5,570                 5,647
  7.500% due 12/15/20                                              2,000                 2,035
  9.500% due 01/15/21                                              4,655                 4,931
  8.000% due 04/15/21                                              2,844                 2,910
  9.000% due 05/15/21                                                650                   688
  7.000% due 08/15/21                                             24,300                24,320
  3.440% due 05/15/23 (d)                                         10,000                 4,669
  3.725% due 03/15/24 (d)                                          4,863                 2,618
Federal National Mortgage Assn.
  8.950% due 05/25/03                                                218                   225
  9.000% due 07/25/03                                              1,550                 1,607
  9.400% due 07/25/03                                                339                   353
  8.500% due 09/25/06                                                697                   711

Low Duration Fund

September 30, 1995 (unaudited)


                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  6.875% due 06/25/09                                       $      6,697           $     6,699
  7.000% due 04/25/15                                              5,039                 5,056
  7.500% due 01/25/16                                              1,000                 1,005
  5.750% due 04/25/16                                              6,835                 6,649
  9.000% due 06/25/17                                                144                   145
  7.500% due 10/25/17                                                  3                     3
  8.000% due 01/25/19                                                441                   444
  7.500% due 02/25/19                                                588                   589
  8.000% due 05/25/19                                              4,291                 4,342
  8.750% due 05/25/19                                                250                   259
  9.000% due 05/25/19                                              4,575                 4,668
  9.300% due 05/25/19                                                168                   172
  9.000% due 07/25/19                                              1,391                 1,436
  9.000% due 08/25/19                                              6,834                 6,937
  9.500% due 03/25/20                                              7,214                 7,623
  9.500% due 05/25/20                                              1,450                 1,569
  8.000% due 07/25/20                                             15,178                15,448
  8.500% due 01/25/21                                                456                   466
  9.000% due 03/25/21                                              9,132                 9,432
  9.000% due 04/25/21                                                300                   323
  8.000% due 03/25/22                                                335                   335
  2.289% due 01/25/24 (d)                                          8,387                 3,782
First Boston Mortgage Securities Corp.
  7.500% due 07/25/19                                                398                   397
  7.050% due 07/25/23                                              1,093                 1,097
Glendale Federal Savings & Loan
  7.480% due 03/25/30 (d)                                          4,232                 4,274
Government National Mortgage Assn.
  7.250% due 07/25/15                                              5,000                 5,036
Greenwich
  7.073% due 11/25/24 (d)                                         22,627                23,242
  7.422% due 04/25/25 (d)                                         12,991                13,381
Guaranteed Mortgage Corp.
 11.000% due 12/01/15                                                231                   238
Holco Mortgage
  8.430% due 12/01/03                                                 50                    50
Home MAC Mortgage Securities Corp.
  8.550% due 07/01/08                                                 84                    84
Homestead Mortage Acceptance Corp.
 11.450% due 09/01/15                                              2,611                 2,808
Independent National Mortgage Corp.
  8.250% due 03/25/25                                             22,925                23,270
Merrill Lynch Mortgage
 10.000% due 11/15/08                                                406                   417
  9.400% due 12/27/18                                              5,000                 5,045
  9.650% due 05/20/19                                             13,685                13,940
Norwest Mortgage
 12.375% due 01/01/14                                                415                   451
 12.500% due 02/01/14                                                927                   995
 12.250% due 04/01/14                                                719                   793
Prudential Bache
  6.394% due 09/01/18 (d)                                             90                    91
Prudential Home
  6.500% due 04/25/00                                                132                   130
  7.500% due 09/25/07                                                878                   888
  7.000% due 11/25/07                                              3,991                 4,008
  7.000% due 06/25/23                                              3,014                 2,925
  8.500% due 06/25/25                                             31,104                31,490
Prudential Securities
  8.000% due 12/25/20                                              2,000                 2,047
Residential Funding
  9.250% due 11/01/02                                                912                   930
  5.751% due 07/01/19 (d)                                          1,407                 1,338
  7.149% due 09/25/19 (d)                                            525                   516
  8.250% due 07/25/21                                              2,113                 2,109
  9.000% due 12/25/21                                                494                   502
  7.650% due 11/25/22                                                115                   114
Resolution Trust Corp.
  6.000% due 01/15/04                                                581                   581

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  6.743% due 09/25/19 (d)                                   $      4,702          $      4,661
  5.922% due 01/25/21 (d)                                            351                   338
  7.358% due 07/25/21 (d)                                            102                   104
 10.387% due 08/25/21 (d)                                          1,757                 1,841
  6.850% due 10/25/21                                              2,089                 2,081
  7.850% due 05/25/22                                                318                   319
 10.000% due 05/25/22                                                467                   480
  7.250% due 10/25/23                                              1,472                 1,469
  9.500% due 05/25/24                                                827                   806
  8.000% due 07/25/24                                              3,376                 3,370
  7.000% due 10/25/24                                                131                   131
  8.750% due 05/25/26                                                126                   126
  5.583% due 09/25/27 (d)                                          3,808                 3,647
  9.000% due 09/25/28                                                503                   509
Ryland Acceptance Corp.
  8.000% due 03/01/18                                              3,029                 2,943
  9.500% due 07/01/18                                              1,904                 1,943
Salomon Mortgage
 12.000% due 05/01/15                                              1,076                 1,081
 11.500% due 09/01/15                                              1,502                 1,648
  7.180% due 12/25/17 (d)                                          3,752                 3,732
  6.700% due 01/25/18 (d)                                            183                   182
  0.000% due 03/25/24 (d)                                         10,806                10,821
Sears Mortgage
 12.000% due 02/25/14                                                243                   268
  8.713% due 05/25/32 (d)                                          1,326                 1,376
Shearson Lehman
  9.600% due 03/25/21                                              2,254                 2,309
SKW Realty L.P.
  9.050% due 04/15/04                                              3,500                 3,502
UBS Mortgage
  9.000% due 10/18/20                                             12,547                12,618
Westam Mortgage Financial Corp.
  6.500% due 10/02/17                                             10,044                 9,795
                                                                                    -----------
                                                                                       593,112
                                                                                    ===========

Other Mortgage Backed Securities - 5.1%
Chase Mortgage Financial Corp.
  8.000% due 06/25/24                                                150                   152
Columbia Federal
  8.354% due 12/01/17 (d)                                             38                    38
Dime Savings
  7.113% due 11/25/18 (d)                                          4,442                 4,138
First Boston Mortgage Securities Corp.
  8.300% due 08/20/09                                                659                   671
Fleet Finance, Inc.
  5.450% due 03/20/23                                                 98                    98
Glendale Federal Savings & Loan
 11.000% due 03/01/10                                                 53                    56
Great Western Savings & Loan
  6.460% due 12/01/17 (d)                                            721                   711
Guardian
  6.515% due 07/25/18 (d)                                            114                   101
  7.647% due 05/01/19 (d)                                          1,216                 1,046
  7.361% due 12/25/19 (d)                                          2,644                 1,903
  7.466% due 12/25/19 (d)                                            540                   399
  7.210% due 02/25/20 (d)                                          2,553                 1,761
  7.218% due 07/25/20 (d)                                          2,410                 1,832
Home Savings of America
  6.040% due 05/25/27 (d)                                          3,143                 3,075
  6.201% due 09/25/28 (d)                                          2,057                 1,990
Imperial Savings & Loan
  9.800% due 07/25/17                                                110                   111
  9.040% due 02/25/18 (d)                                            815                   864
Kearny St. Real Estate Co.
  6.600% due 10/15/02                                              4,000                 3,998
  7.300% due 10/15/03                                              2,000                 1,998

                                              Principal
                                               Amount               Value
                                              (000's)              (000's)
==============================================================================
MDC Mortgage Funding
 6.915% due 01/25/25 (d)                     $  25,895              $ 26,477
Residential Funding
 8.500% due 04/01/02                                61                    62
Resolution Trust Corp.
 6.608% due 05/25/19 (d)                        13,309                12,877
 7.400% due 08/25/19 (d)                         9,355                 9,329
 8.625% due 10/25/21                             1,898                 1,903
 6.900% due 02/25/27                            11,180                 9,734
 6.420% due 10/25/28 (d)                         4,743                 4,816
 7.396% due 05/25/29 (d)                         4,754                 4,732
Ryland Acceptance Corp.
 8.900% due 12/01/08                                76                    76
 7.665% due 11/28/22 (d)                        10,068                10,241
Salomon Mortgage
 8.218% due 12/25/17 (d)                           837                   846
 9.558% due 10/25/18 (d)                         8,077                 8,398
Sears Mortgage
 7.592% due 10/25/22 (d)                         8,190                 8,249
Security Pacific
 7.850% due 05/15/98                                26                    27
Western Federal Savings & Loan
 6.470% due 06/25/18 (d)                           123                   120
 6.814% due 11/25/18 (d)                           465                   460
10.061% due 02/01/20 (d)                           127                   135
                                                                  -----------
                                                                     123,424
                                                                  ===========

Stripped Mortgage-Backed Securities - 3.5%
Federal Home Loan Mortgage Corp. (IO)           22,768                 1,676
 6.250% due 09/15/04                            26,935                 2,178
 6.000% due 02/15/06                            18,339                 3,111
 9.982% due 07/15/06                             6,013                   973
10.195% due 08/15/06                             8,459                 1,837
11.944% due 12/15/06                             7,896                   820
 6.000% due 10/15/07                            10,552                   721
 7.000% due 07/15/12                            23,606                 2,078
 6.500% due 08/25/13                             7,095                   665
 7.000% due 12/15/15                             7,321                 2,007
 7.000% due 08/15/18                            17,254                 2,010
 7.500% due 12/15/18                            32,074                 4,173
 6.500% due 05/15/19                            31,607                 3,977
 6.500% due 06/15/19                            11,580                 2,064
10.496% due 04/15/21                            16,569                 2,540
 6.500% due 04/15/22                             1,681                   264
 7.000% due 05/15/23                            20,919                 5,890
 4.000% due 01/15/24                            22,425                 6,566
 4.000% due 03/15/24
Federal National Mortgage Assn. (IO)             7,116                   850
 6.000% due 07/25/05                             6,500                 1,655
 7.272% due 09/25/06                            57,731                 1,373
 0.100% due 03/25/09                             7,314                 1,136
 6.500% due 03/25/09                             7,705                 1,944
 6.500% due 03/25/09                            21,500                 3,124
 8.815% due 06/25/16                             4,895                   593
 7.000% due 07/25/17                             9,467                 1,117
 9.987% due 12/25/18                            16,383                 2,390
 7.500% due 03/25/19                            58,737                 8,026
 6.500% due 04/25/20                            12,409                 1,444
 7.500% due 05/25/20                            31,397                 4,422
 7.000% due 05/25/21                             5,000                 1,457
 8.598% due 02/25/22                            19,585                 1,115
 4.875% due 03/25/24
Federal National Mortgage Assn. (PO)             8,500                 8,282
 0.000% due 01/25/20
Prudential Home (IO)                           121,389                 1,175
 0.300% due 04/25/09

                                              Principal
                                               Amount               Value
                                              (000's)              (000's)
==============================================================================
Resolution Trust Corp. (PO)                    $ 1,856               $ 1,712
 0.000% due 09/25/00                               145                   118
 0.000% due 09/25/22                                              -----------
                                                                      85,483
                                                                  -----------
Total Mortgage-Backed Securities                                   1,983,012
                                                                  ===========
(Cost $1,977,546)

 Asset-Backed Securities - 0.8%

Premier Auto Trust
 7.350% due 05/04/97                            18,000                18,117
SCFC Boat Loan Trust
 7.050% due 04/15/07                               124                   123
                                                                  -----------
Total Asset-Backed Securities                                         18,240
                                                                  ===========
(Cost $19,207)

 Sovereign Issues - 4.0%

Banco National de Obra y Servicios
10.750% due 08/16/96                             1,500                 1,515
 6.875% due 10/01/98                            10,000                 9,000
Cemex
10.000% due 11/15/96                             4,400                 4,399
 8.875% due 06/10/98                             2,000                 1,888
Nacional Financiera
 6.000% due 12/19/96                            13,500                12,926
 8.406% due 12/15/97 (d)                         1,057                   988
 5.875% due 02/17/98                             2,000                 1,673
 6.250% due 12/03/98 (d)                         1,500                 1,313
Petroleos Mexicanos
 8.250% due 02/04/98                             5,000                 4,856
 8.750% due 03/05/97                             1,000                   998
Province of Quebec
 6.250% due 10/26/01 (d)                           250                   245
Republic of Argentina
 6.063% due 05/31/96 (d)                         1,600                 1,577
United Mexican States
 5.820% due 06/28/01                            10,000                 7,600
 6.875% due 12/31/19 (d)                        30,000                21,038
 6.969% due 12/31/19 (d)                        10,000                 7,013
 7.219% due 12/31/19 (d)                        30,000                21,038
                                                                  -----------
Total Sovereign Issues                                                98,067
                                                                  ===========
(Cost $111,470)

 Foreign Currency-Denominated Issues  (c)(f) - 1.0%

Banco National de Comercio Exterior      DM
  8.000% due 05/06/98                            3,500                 2,433
General Motors Acceptance Corp.          C$
 11.750% due 12/13/95                           23,700                17,814
 11.450% due 01/24/96                            5,000                 3,773
                                                                  -----------
Total Foreign Currency-Denominated Securities                         24,020
                                                                  ===========
(Cost $23,981)

 Purchased CME Put Option - 0.0%

Eurodollar December Futures               $      4,000                    40
Strike @ 92.00 Exp. 12/18/95
                                                                  -----------
Total Purchased CME Put Option                                            40
                                                                  ===========
(Cost $29)

 Interest Rate Cap - 0.0%

3 Month LIBOR                                  250,000                     3
Strike @ 88.00 Exp. 12/20/95
                                                                  -----------
Total Interest Rate Cap                                                    3
                                                                  ===========
(Cost $3)


SCHEDULE OF INVESTMENTS (Cont.)


Low Duration Fund

September 30, 1995 (unaudited)


                                                                                 Value
                                                     Shares                     (000's)
---------------------------------------------------------------------------------------

Preferred Stock - 0.3%

Santander Overseas                                    25,000            $          669
Texas Utilities Electric                              27,000                     6,618
                                                                             ----------
Total Preferred Stock                                                            7,287
                                                                             ----------
(Cost $7,593)

 Short-Term Instruments - 3.8%
                                                     Principal
                                                      Amount
                                                      (000's)
Discount Notes - 3.0%
AT&T Corp.
 5.640% due 11/21/95                             $       200                       198
 5.670% due 12/08/95                                  12,000                    11,865
Associates Corp. of North America
 5.680% due 11/27/95                                   3,700                     3,667
 5.680% due 12/04/95                                   3,000                     2,967
Commonwealth Bank
 5.600% due 12/18/95                                   3,100                     3,059
E.I. Du Pont de Nemours
 5.660% due 11/09/95                                   9,600                     9,543
Federal National Mortgage Assn.
 5.580% due 10/23/95                                   2,000                     1,993
General Electric Capital Corp.
 5.740% due 10/06/95                                   1,200                     1,199
Hewlett Packard Co.
 5.680% due 01/05/96                                  11,000                    10,826
 5.670% due 01/09/96                                   3,000                     2,951
Minnesota Mining & Mfg. Co.
 5.640% due 11/14/95                                   8,565                     8,507
National Rural Utilities Cooperative
 5.720% due 10/13/95                                   2,000                     1,997
New South Wales Treasury
 5.680% due 10/12/95                                   8,400                     8,387
Province of Alberta
 5.650% due 11/02/95                                   2,200                     2,189
U.S. West Capital Funding, Inc.
 5.710% due 10/24/95                                     700                       698
Wal-Mart Stores
 5.710% due 10/04/95                                   3,500                     3,499
                                                                           ------------
                                                                                73,545
                                                                           ============
Repurchase Agreement - 0.6%
State Street Bank
 5.25% due 10/02/95                                   13,635                    13,635
                                                                           ------------
 (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $13,835,619. Repurchase
  proceeds are $13,640,965.)

U.S. Treasury Bills - 0.2%
  5.377% due 10/26/95 - 02/08/96  (b) (g)              5,265                     5,167
                                                                           ------------
Total Short-Term Instruments                                                    92,347
                                                                           ============
(Cost $92,372)

TOTAL INVESTMENTS (A) - 123.7%                                          $    3,013,491
(Cost $3,015,300)

WRITTEN OPTIONS (E) - 0.0%                                                        (356)
(Premiums $1,219)

OTHER ASSETS AND LIABILITIES (NET) - (23.7%)                                  (576,994)
                                                                          -------------
NET ASSETS - 100.0%                                                     $    2,436,141
                                                                          =============
=======================================================================================

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                                       $      29,715

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                                    (31,524)
                                                                                   --------------
                                                                                  $      (1,809)
                                                                                   ==============
(b) Securities with an aggregate market value of $5,167
    have been segregated with the custodian to cover
    margin requirements for the following open future
    contracts at September 30, 1995:

                                                                                     Unrealized
Type                                                 Contracts                     Appreciation
_______________________________________________________________________________________________
U.S. Treasury 2 Year Note (12/95)                        290                      $          32
U.S. Treasury 10 Year Note (12/95)                       358                                 90
U.S. Treasury 30 Year Bond (12/95)                        47                                 27
                                                                                   --------------
                                                                                  $         149
                                                                                   ==============
(c) Foreign forward currency contracts outstanding at
    September 30, 1995:

                              Principal
                               Amount
                             Covered by            Expiration                      Unrealized
Type                          Contract                Month                       Depreciation
________________________________________________________________________________________________
Sell        C$                 29,561                 10/95                       $         (30)
Sell        DM                  3,544                 10/95                                 (16)
                                                                                   -------------
                                                                                   $        (46)
                                                                                   =============
(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Premiums received on OTC Written Options:
                                                             Premium                   Market
Type                                         Par            Received                   Value
________________________________________________________________________________________________
Eurodollar Futures
Strike @ 93.75 Exp. 12/18/95           4,706,000         $       116               $          3
Strike @ 91.00 Exp. 12/18/95             133,000               1,103                        353
                                                         ---------------------------------------
                                                         $     1,219               $        356
                                                         =======================================

(f) Principal amount denoted in indicated currency:

    C$ -  Canadian Dollar    DM  -  German Mark

(g) Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                                Corporate Bonds and Notes  14.3%
                                                   U.S. Government Agency   0.5%
                                                   Short-Term Instruments  12.4%
                                               Mortgage-Backed Securities  87.8%


Low Duration Fund II

September 30, 1995 (unaudited)

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
================================================================================
Corporate Bonds and Notes - 14.3%
Banking and Finance - 11.3%
AT&T Capital Corp.
 6.990% due 10/04/96                                $ 5,000             $ 5,047
CIT Group Holdings
 5.875% due 12/01/95                                    500                 500
Chrysler Financial Corp.
 8.220% due 12/27/96                                  2,000               2,045
Ford Motor Credit Corp.
 8.000% due 12/01/96                                  5,000               5,098
Golden West Financial Corp.
 8.625% due 08/30/98                                  3,000               3,164
Household Financial Corp.
 7.800% due 11/01/96                                  3,200               3,250
Salomon, Inc.
 8.550% due 02/17/97                                  1,900               1,945
Transamerica Financial
 5.650% due 10/16/95                                  1,000               1,000
                                                                        --------
                                                                         22,049
                                                                        ========
Industrials - 3.0%
Ford Motor Co.
 8.180% due 06/30/96                                  2,598               2,755
General Motors Corp.
 9.750% due 05/15/99                                  3,000               3,066
                                                                        --------
                                                                          5,821
                                                                        --------
Total Corporate Bonds and Notes                                          27,870
                                                                        ========
(Cost $27,461)

 U.S. Government Agency - 0.5%

Government Trust Certificate - Israel
 9.250% due 11/15/96                                    872                 887
                                                                        --------
Total U.S. Government Agency                                                887
                                                                        ========
(Cost $897)

 Mortgage-Backed Securities - 87.8%

Federal Home Loan Mortgage Corporation - 2.7%
 8.003% due 07/01/23 (c)                              4,695               4,816
10.500% due 09/01/15 - 12/01/18 (d)                     469                 511
                                                                        --------
                                                                          5,327
                                                                        ========
Federal National Mortgage Association - 5.8%
 5.360% due 01/01/24 (c)                              5,215               5,261
 7.113% due 02/01/25 (c)                              3,209               3,281
 8.500% due 02/01/98 - 06/01/98 (d)                     137                 140
 9.000% due 06/01/98                                    201                 206
10.500% due 05/01/12                                  2,208               2,427
                                                                        --------
                                                                         11,315
                                                                        ========
Government National Mortgage Association - 36.1%
 7.000% due 04/20/22 (c)                              7,798               7,919
 7.000% due 07/20/23 - 10/19/25 (d)                  25,259              25,584
 7.375% due 06/20/22 (c)                              7,612               7,762
 7.500% due 03/15/24 - 10/19/25 (d)                  11,473              11,590
 8.000% due 11/20/25                                 15,000              15,416
 9.000% due 07/20/16 - 12/20/17 (d)                   1,897               1,986
                                                                        --------
                                                                         70,257
                                                                        ========
Collateralized Mortgage Obligations - 33.7%
American Housing
 9.125% due 05/25/14                                  1,954               1,960
American Southwest Financial
 7.500% due 10/01/18                                  1,000               1,013
Capstead
 7.500% due 02/25/23                                  3,000               2,982

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
================================================================================
Citicorp Mortgage
 9.500% due 09/25/02                                $ 2,288             $ 2,346
 9.500% due 10/25/15                                  2,020               2,072
Collateralized Mortgage Securities Corp.
 9.000% due 04/25/10                                  4,846               4,971
11.875% due 04/01/15                                    452                 493
10.000% due 07/20/20                                  6,419               6,849
Donaldson, Lufkin & Jenrette
 7.689% due 03/25/23 (c)                              1,841               1,855
 6.756% due 05/25/24 (c)                              4,299               4,373
Federal Home Loan Mortgage Corp.
 8.500% due 05/15/04                                  2,000               2,038
12.900% due 05/01/14                                    603                 630
 8.600% due 06/15/19                                  3,692               3,743
Federal National Mortgage Assn.
 9.250% due 10/25/18                                    279                 289
 7.000% due 08/25/22                                  1,000               1,002
General Electric Capital Corp.
 7.500% due 11/25/18                                    125                 125
Kidder Peabody
 7.150% due 04/25/25                                  2,750               2,651
Lomas & Nettleton
12.000% due 03/17/14                                    291                 307
Merrill Lynch Trust
 9.100% due 04/20/00                                  5,972               6,009
Prudential Home
 7.000% due 07/25/23                                  2,544               2,535
Residential Funding
 7.500% due 10/25/22                                  2,083               2,049
Resolution Trust Corp.
 6.850% due 10/25/21 (c)                                522                 520
Ryland
14.000% due 11/25/31                                    289                 321
Salomon Mortgage
 7.816% due 11/25/22 (c)                              5,751               5,774
Saxon Mortgage
 8.150% due 09/25/22 (c)                              5,067               5,162
Sears Mortgage
 8.548% due 05/25/32 (c)                              1,856               1,927
UBS Mortgage
 8.000% due 07/25/20                                  1,450               1,463
                                                                        --------
                                                                         65,459
                                                                        ========
Other Mortgage-Backed Securities - 9.5%
Guardian
 8.075% due 07/25/19 (c)                                286                 235
 7.748% due 10/25/19 (c)                                826                 628
 7.218% due 07/25/20 (c)                              1,607               1,221
Resolution Trust Corp.
 6.608% due 05/25/19 (c)                              2,893               2,799
 8.625% due 10/25/21                                  1,139               1,142
 7.872% due 10/25/28 (c)                              7,513               7,624
Salomon Mortgage
12.125% due 04/01/16                                    172                 195
Sears Mortgage
 6.500% due 03/25/17                                    518                 459
 7.592% due 10/25/22 (c)                              4,095               4,125
                                                                        --------
                                                                         18,428
                                                                        --------
Total Mortgage-Backed Securities                                        170,786
                                                                        ========
(Cost $171,277)

Low Duration Fund II

September 30, 1995 (unaudited)

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
=================================================================================
Short-Term Instruments  - 12.4%

Discount Notes - 11.0%
Associates Corp. of North America
  5.680% due 11/27/95                                   $ 6,000       $   5,947
AT&T Corp.
  6.070% due 10/02/95                                       100             100
  5.700% due 10/31/95                                     2,500           2,489
  5.640% due 11/21/95                                       500             496
Eli Lilly & Co.
  5.660% due 12/06/95                                     1,000             989
Federal National Mortgage Assn.
  5.605% due 10/26/95                                     2,700           2,690
General Electric Capital Corp.
  6.500% due 10/02/95                                     2,800           2,800
  5.740% due 10/13/95                                     1,300           1,298
Hewlett Packard Co.
  5.590% due 10/17/95                                     2,500           2,494
  5.640% due 11/14/95                                       400             397
Proctor & Gamble Co.
  5.650% due 11/10/95                                       700             696
Wal-Mart Stores
  5.710% due 10/04/95                                     1,000           1,000
                                                                       ---------
                                                                         21,396
                                                                       =========
Repurchase Agreement - 1.1%
State Street Bank
  5.250% due 10/02/95                                     2,197           2,197
                                                                       ---------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $2,244,009. Repurchase
  proceeds are $2,197,961)

U.S. Treasury Bills - 0.3%
  5.600% due 11/16/95 - 02/08/96 (b)(d)                     585             576
                                                                       ---------
Total Short-Term Instruments                                             24,169
                                                                       =========
(Cost $24,169)

TOTAL INVESTMENTS (A) - 115.0%                                        $ 223,712
(Cost $223,804)

OTHER ASSETS AND LIABILITIES (NET) - (15.0%)                            (29,179)
                                                                       ---------
NET ASSETS - 100.0%                                                   $ 194,533
                                                                       =========
================================================================================
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   2,023

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (2,115)
                                                                      ----------
    Unrealized depreciation-net                                       $     (92)
                                                                      ==========
(b) Securities with an aggregate market value of $576
    have been segregated with the custodian to cover
    margin requirements for the following open future
    contracts at September 30, 1995:

                                                                      Unrealized
                                                                   Appreciation/
Type                                                  Contracts   (Depreciation)
----------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/95)                            40         $      4
U.S. Treasury 5 Year Note (12/95)                           200               (6)
U.S. Treasury 10 Year Note (12/95)                          152               24
U.S. Treasury 10 Year Note (12/95)                           76               35
                                                                        ---------
                                                                        $     57
                                                                        =========

(c) Variable rate security. The rate listed is as of September 30, 1995.

(d) Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                                Foreign    14.4%
                                              Corporate Bonds and Notes    27.9%
                                             Mortgage-Backed Securities    52.5%
                                                 Short-Term Instruments    12.5%
                                                                  Other     3.3%

Short-Term Fund

September 30, 1995 (unaudited)

                                                  Principal
                                                     Amount      Value
                                                    (000's)    (000's)
======================================================================
Corporate Bonds and Notes - 27.9%
Banking and Finance - 20.9%
Advanta Corp.
 6.050% due 08/07/96                                $ 2,000   $ 1,999
Banesto
 6.787% due 12/28/95 (b)                              1,000     1,006
Capital One Bank
 6.250% due 07/11/95                                  2,200     2,199
 6.436% due 07/30/96 (b)                              1,000       999
Ford Motor Credit Corp.
 5.940% due 11/09/98 (b)                              2,600     2,577
 5.570% due 03/23/99 (b)                              1,000       989
 5.495% due 04/05/99 (b)                              1,500     1,503
General Motors Acceptance Corp.
 8.800% due 04/04/96                                  1,500     1,520
 8.800% due 07/08/96                                  1,300     1,326
 5.250% due 12/09/96                                  2,000     1,980
Kansallis-Osake
 8.438% due 09/30/43 (b)                              1,000     1,025
Salomon, Inc.
 6.138% due 03/14/96 (b)                                500       496
 6.263% due 03/15/96 (b)                                500       499
 6.870% due 10/21/96 (b)                                500       497
 6.558% due 11/21/96 (b)                              1,000       998
                                                              --------
                                                               19,613
                                                              ========
Industrials - 3.5%
Avencor Ltd.
 9.220% due 06/30/96                                  1,000     1,024
Delta Air Lines
 9.875% due 01/01/98                                  1,000     1,063
Nafin Finance Trust
 8.388% due 03/31/99 (b)                                651       505
Time Warner, Inc.
 6.835% due 08/15/00 (b),(c)                            697       699
                                                              --------
                                                                3,291
                                                              ========
Utilities - 3.5%
CMS Energy
 9.500% due 10/01/97 (c)                              1,000     1,033
Transco Energy
 9.500% due 12/01/95                                  1,000     1,005
Triton Energy
 0.000% due 11/01/97 (c)                              1,500     1,284
                                                              --------
                                                                3,322
                                                              --------
Total Corporate Bonds and Notes                                26,226
                                                              ========
(Cost $25,992)

 Mortgage-Backed Securities - 52.5%

Federal National Mortgage Association - 2.3%
 6.648% due 10/01/19 (b)                                259       265
 7.346% due 09/01/23 (b)                              1,937     1,936
                                                              --------
                                                                2,201
                                                              ========
Government National Mortgage Association - 13.2%
 6.000% due 09/20/25 (b)                              3,038     3,045
 6.500% due 07/20/24                                  5,395     5,464
 6.500% due 09/20/24 (b)                              3,904     3,954
                                                              --------
                                                               12,463
                                                              ========
Collateralized Mortgage Obligations - 23.6%
Donaldson, Lufkin & Jenrette
 7.440% due 10/17/20  (b)                             2,341     2,365
 7.810% due 09/01/21 (b)                                153       152
 7.519% due 06/25/22 (b)                                876       884
 8.071% due 02/25/23 (b)                                867       875



                                                  Principal
                                                     Amount    Value
                                                    (000's)   (000's)
=======================================================================
 7.554% due 05/25/23 (b)                            $ 1,236   $ 1,245
 7.857% due 12/25/23 (b)                                496       498
General Electric Capital Mortgage
 6.500% due 01/25/24                                  1,109     1,105
Greenwich
 7.456% due 10/25/22                                    380       382
 7.679% due 04/25/24 (b)                                415       415
Housing Securities, Inc.
 6.750% due 05/25/20                                    702       696
JP Morgan Acceptance Corp.
 9.000% due 10/20/07                                    631       637
Prudential Bache
 6.394% due 09/01/18                                     90        91
Prudential Home
 7.000% due 05/25/99                                  4,385     4,396
 7.625% due 08/25/22                                    416       414
 6.750% due 01/25/24                                  3,145     3,114
Resolution Trust Corp.
 6.000% due 01/15/04                                    194       194
 6.899% due 07/25/19 (b)                                482       483
 8.819% due 12/25/20                                  1,208     1,225
 7.358% due 01/15/04                                     51        52
 7.178% due 06/25/24 (b)                                958       956
Ryland Acceptance Corp.
 7.404% due 08/25/21 (b)                                990       996
SKW Realty L.P.
 9.050% due 04/15/04                                  1,000     1,001
                                                              --------
                                                               22,176
                                                              ========
Other Mortgage-Backed Securities - 6.4%
Dime Savings
 7.113% due 11/25/18                                    693       645
Guardian
 7.361% due 12/25/19 (b)                                494       356
 7.008% due 02/25/20 (b)                                779       529
 7.210% due 02/25/20                                    706       487
Neutron - Uniprop, Inc.
 8.430% due 12/15/25                                  1,000       904
Resolution Trust Corp.
 6.425% due 04/25/21                                     76        76
 8.625% due 10/25/21                                  1,000     1,018
 7.068% due 05/25/29                                  1,500     1,516
Ryland Acceptance Corp.
 6.673% due 10/25/18                                     98        98
 7.159% due 12/25/21 (b)                                418       420
                                                              --------
                                                                6,049
                                                              ========
Stripped Mortgage-Backed Securities - 7.0%
Federal Home Loan Mortgage Corp. (IO)
 7.000% due 01/15/08                                  5,263       123
Federal National Mortgage Assn. (IO)
 6.000% due 10/25/03                                  7,000       599
 7.000% due 07/25/06                                  9,439     1,053
 6.500% due 12/25/06                                 10,391     1,347
 7.000% due 05/25/13                                  6,000       493
 6.500% due 06/25/17                                  8,984     1,242
 6.500% due 10/25/23                                  4,614       825
L.F. Rothchild Mortgage (PO)
 0.000% due 04/01/17                                    959       899
                                                              --------
                                                                6,581
                                                              --------
Total Mortgage-Backed Securities                               49,470
                                                              ========
(Cost $50,164)

SCHEDULE OF INVESTMENTS (Cont.)

Short-Term Fund

September 30, 1995 (unaudited)

                                                     Principal
                                                        Amount                           Value
                                                       (000's)                         (000's)
===============================================================================================
Sovereign Issues - 3.3%

Cemex
  10.000% due 11/15/96                             $     1,000                  $        1,000
Government of Malaysia
  6.000% due 10/19/05 (b)                                1,250                           1,250
United Mexican States
  11.188% due 07/21/97 (b)                                 800                             814
                                                                                       --------
Total Sovereign Issues                                                                   3,064
                                                                                       ========
(Cost $3,083)

Foreign Currency-Denominated Issues (f) -14.4%

Commonwealth of Canda
  8.000% due 03/15/97 (f)                        C$       5000                           3,784
Irish Gilt
  8.750% due 07/27/97 (f)                        IP       3250                           5,413
Kingdom of Spain
  7.300% due 07/30/97                            SP    560,000                           4,310
                                                                                       --------
Total Foreign Currency-Denominated Issues                                               13,507
                                                                                       ========
(Cost $13,377)

Short-Term Instruments - 12.5%
Discount Notes - 11.8%
AT&T Corp.
  5.640% due 11/22/95                              $     2,000                           1,984
Associates Corp. of North America
  5.700% due 11/28/95                                    2,000                           1,982
Federal National Mortgage Association
  5.580% due 10/23/95                                      400                             399
Government of Western Australia
  5.700% due 11/15/95                                    1,500                           1,490
Hewlett Packard Co.
  5.670% due 11/07/95                                      600                             597
Minnesota Mining & Mfg Co.
  5.730% due 11/14/95                                      500                             497
New South Wales Treasury
  5.680% due 10/12/95                                      200                             200
Queensland Treasury Corp.
  5.630% due 11/08/95                                    1,000                             994
USX Corp.
  6.192% due 10/30/95                                    3,000                           2,986
                                                                                       --------
                                                                                        11,129
                                                                                       ========
Repurchase Agreement - 0.6%
State Street Bank
  5.25% due 10/02/95.                                      519                             519
                                                                                       --------
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $532,300. Repurchase
  proceeds are $519,227.)
U.S. Treasury Bill - 0.1%
  6.125% due 11/16/95                                       80                              79
                                                                                       --------
Total Short-Term Instruments                                                            11,727
                                                                                       ========
(Cost $11,727)

TOTAL INVESTMENTS (A) - 110.6%                                                  $      103,994
(Cost $104,343)

WRITTEN OPTIONS (D) - 0.0%                                                                 (38)
(Premium $119)

OTHER ASSETS AND LIABILITIES (NET) - (10.6%)                                            (9,882)
                                                                                       --------
NET ASSETS - 100.0%                                                             $       94,074
                                                                                       ========
===============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 10, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                                     $          586

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                                      (935)
                                                                                      ---------
    Unrealized depreciation-net                                                 $         (349)
                                                                                      =========

(b) Variable rate security. The rate listed is as of September 30, 1995.

(c) Security becomes interest bearing at a future date.

(d) Premium received on Written Options:

                                                              Premium             Market
Type                                              Par         Received             Value
-----------------------------------------------------------------------------------------
Put CME Eurodollar December Futures
  Strike @ 92.00 Exp. 12/18/95             $   73,000         $     89        $        2

Put CME Eurodollar March Futures
  Strike @ 94.00 Exp. 3/18/96                  41,000               30                14

Put MATIF PIBOR
  Strike @ 93.00 Exp. 12/18/95 FF             120,000               20                22
                                                               --------------------------
                                                              $    139        $       38
                                                               ==========================

(e) Securities are grouped by coupon and represent a range of maturities.

(f) Principal amount denoted in indicated currency:

    C$  -  Canadian Dollar
    FF  -  French Franc
    IP  -  Irish Punt
    SP  -  Spanish Peseta

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                             SHORT-TERM INSTRUMENTS       41.7%
                                             MORTAGE-BACKED SECURITIES    60.8%



Long-term U.S Government Fund

September 30, 1995 (unaudited)

                                                 Principal
                                                    Amount     Value
                                                   (000's)   (000's)
========================================================================
MORTGAGE-BACKED SECURITIES - 60.8%

Federal Home Loan Mortgage Corporation - 1.9%
 7.772% due 05/01/22 (b)                            $  436   $  445
 8.240% due 06/01/22 (b)                               371      379
                                                             ------
                                                                824
                                                             ======
Federal Housing Administration - 0.6%
 7.640% due 11/01/19                                   263      265
                                                             ------
Federal National Mortgage Association - 4.9%
 6.587% due 05/01/25 (b)                             1,319    1,353
 6.662% due 10/01/24 (b)                               814      838
                                                             ------
                                                              2,191
                                                             ======
Government National Mortgage Association - 7.2%
 6.500% due 03/20/25 (b)                               488      495
 7.000% due 06/20/23 - 11/20/24 (b)(e)               2,642    2,698
                                                             ------
                                                              3,193
                                                             ======
Collateralized Mortgage Obligations - 38.6%
Bear Stearns
 7.100% due 06/25/24                                   385      371
California Federal Bank
 6.842% due 08/25/30 (b)                             2,008    2,002
Federal Home Loan Mortgage Corp.
 9.500% due 01/15/05                                   216      228
 8.000% due 03/15/05                                   309      311
 8.600% due 03/15/16                                    28       28
 6.500% due 07/15/21                                   156      144
Federal National Mortgage Assn.
 6.900% due 06/25/13                                 1,326    1,323
 8.000% due 01/25/19                                   441      443
 8.750% due 08/25/20                                   500      517
 7.000% due 09/25/21                                 1,643    1,575
 8.000% due 11/25/21                                 1,340    1,326
 8.000% due 03/25/22                                    84       84
 7.000% due 06/25/22                                   299      265
 7.500% due 07/25/22                                 1,267    1,266
 7.800% due 10/25/22                                   627      640
 7.000% due 05/25/23                                   189      160
General Electric Capital Mortgage
 7.500% due 03/25/19                                   248      250
Government National Mortgage Assn.
 7.988% due 07/16/24                                   549      558
Independent National Mortgage Corp.
 8.158% due 01/25/25 (b)                               875      903
Prudential Home
 6.500% due 01/25/24                                 1,000      864
Residential Funding
 6.831% due 03/25/25 (b)                               903      917
Resolution Trust Corp.
 7.075% due 06/25/23 (b)                               661      665
Ryland Acceptance Corp.
 7.665% due 11/28/22 (b)                             1,000    1,017
Vendee Mortgage
 6.500% due 06/15/24                                 1,627    1,300
                                                             ------
                                                             17,157
                                                             ======
Other Mortgage-Backed Securities - 4.7%
Residential Funding
 8.500% due 04/01/02                                    46       47
Resolution Trust Corp.
 7.068% due 05/25/29 (b)                             2,000    2,022
                                                             ------
                                                              2,069
                                                             ======

                                                          Principal
                                                             Amount    Value
                                                            (000's)   (000's)
=============================================================================
Stripped Mortgage-Backed Securities - 2.9%

Federal Home Loan Mortgage Corp. (IO)
 6.500% due 08/15/06                                         $  715   $   82
 6.500% due 10/15/06                                          1,301      137
 6.500% due 11/15/06                                          1,407      159
 6.000% due 10/15/07                                          1,496      153
 2.675% due 12/15/08                                          4,006      195
 6.500% due 08/25/20                                          1,000      193
Federal National Mortgage Assn. (IO)
 6.500% due 02/25/07                                            869       95
 6.500% due 09/25/21                                          1,718      274
                                                                      ------
                                                                       1,288
                                                                      ------
Total Mortgage-Backed Securities                                      26,987
                                                                      ======
(Cost $26,225)

PURCHASED CME OPTIONS - 0.0%

Call - Eurodollar December Futures
 Strike @ 95.50 Exp. 12/18/95                                38,000        1
Put - Eurodollar December Futures
 Strike @ 90.00 Exp. 12/18/95                                25,000        1
Put - Eurodollar March Futures
 Strike @ 91.00 Exp. 3/18/96                                 14,000        0
                                                                      ------
Total Purchased CME Options                                                2
                                                                      ======
(Cost $7)

OTC INTEREST RATE CAP - 0.0%

3 Month LIBOR
 Strike @ 87.25 Exp. 12/20/95                                 3,000        0
                                                                      ------
Total OTC Interest Rate Cap                                                0
                                                                      ======
(Cost $0)

SHORT-TERM INSTRUMENTS - 41.7%

Discount Notes - 38.0%

Abbott Laboratories
 5.690% due 10/11/95                                            300      300
 5.760% due 10/11/95                                            800      799
 6.030% due 10/17/95                                          1,100    1,097
AT&T Corp.
 6.070% due 10/02/95                                            500      500
 5.700% due 10/31/95                                            400      398
 5.650% due 11/03/95                                          1,200    1,194
Associates Corp. of North America
 5.690% due 11/16/95                                            100       99
Campbell Soup Co.
 5.720% due 10/26/95                                          1,100    1,095
Coca-Cola Co.
 5.870% due 10/11/95                                          1,500    1,498
E.I. Du Pont de Nemours
 5.640% due 10/03/95                                          1,100    1,100
Federal National Mortgage Assn.
 5.605% due 10/26/95                                            600      598
Hewlett Packard
 5.730% due 10/17/95                                            750      748
 5.640% due 11/14/95                                          1,000      993
Minnesota Mining & Mfg. Co.
 5.640% due 11/14/95                                          1,500    1,490
 5.820% due 11/15/95                                            800      794
National Rural Utilities Cooperative
 5.720% due 10/04/95                                            100      100
 5.720% due 10/13/95                                            700      699
Pitney Bowes Credit, Inc.
 5.740% due 10/03/95                                            750      750
 5.710% due 10/23/95                                            700      698

Long-Term U.S. Government Fund

September 30, 1995 (unaudited)

                                               Principal
                                                  Amount         Value
                                                 (000's)       (000's)
-----------------------------------------------------------------------
Rockwell International
  5.730% due 10/10/95                         $      200    $      200
U.S. West Communications
  5.685% due 10/06/95                                600           600
Warner Lambert
  5.690% due 10/23/95                              1,100         1,096
                                                             ----------
                                                                16,846
                                                             ==========
Repurchase Agreement-1.9%

State Street Bank
  5.250% due 10/02/95                                850           850
                                                             ----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $871,510. Repurchase
  proceeds are $850,372)

U.S. Treasury Bills-1.8%

  5.555% due 10/26/95 - 02/08/96 (c)(e)              825           817
                                                             ----------
Total Short-Term Instruments                                    18,513
                                                             ==========

(Cost $18,514)

Total Investments (a) - 102.5%                              $   45,502
(Cost $44,746)

Written Options (d) - (0.2%)                                       (94)
(Premiums $102)

Other Assets and Liabilities (Net) - (2.3%)                     (1,011)
                                                            -----------

Net Assets - 100.0%                                         $   44,397
                                                            ===========
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                 $      854

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                               (98)
                                                             ----------
    Unrealized appreciation-net                             $      756
                                                             ==========
(b) Variable rate security. The rate
    listed is as of September 30, 1995.

(c) Securities with an aggregate market value of $817 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                            Unrealized
Type                                    Contracts         Appreciation
-----------------------------------------------------------------------
U.S. Treasury 30 Year Bond (12/95)            305           $      270
=======================================================================

(d) Premiums received on Written Options:

                                                    Premiums    Market
Type                                       Par      Received     Value
-----------------------------------------------------------------------
CBOT Put - U.S. T-Bond Futures
  Strike @108.00  Exp. 11/18/95        $   600        $    9     $   1

CME Call - Eurodollar December Futures
  Strike @ 93.25  Exp. 12/18/95         15,000            18        36
  Strike @ 93.50  Exp. 12/18/95         23,000            20        41

CME Put - Eurodollar December Futures
  Strike @ 91.00  Exp. 12/18/95          1,000             1          0

CME Put - Eurodollar March Futures
  Strike @ 92.00  Exp. 3/18/96          10,000            12          0
  Strike @ 92.25  Exp. 3/18/96          20,000            15          1
  Strike @ 94.00  Exp. 3/18/96          31,000            23         11

CME Put - Eurodollar June Futures
  Strike @ 94.00  Exp. 6/17/96           6,000             4          4
                                               -------------------------
                                                        $102      $  94
                                               =========================

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                                                 Finland   20.3%
                                                                   Japan   18.6%
                                                           United States   48.5%
                                                                  Canada    7.9%
                                                                   Other   26.0%
                                                                 Germany   11.0%
                                                                  Mexico   10.7%
                                                          United Kingdom   13.0%
                                                  Short-Term Instruments    5.5%
                                                             Netherlands    6.2%

Foreign Fund


September 30 1995 (unaudited)

                                                   Principal
                                                      Amount       Value
                                                     (000's)     (000's)
=========================================================================
Argentina (f) - 0.2%

Republic of Argentina
 19.100% due 05/01/01                            AP      900    $    525
                                                                 --------
Total Argentina                                                      525
                                                                 ========
(Cost $522)

Belgium (b)(f) - 3.0%

Country of Belgium
  9.000% due 03/28/03                            BF  180,000       6,876
                                                                 --------
Total Belgium                                                      6,876
                                                                 ========
(Cost $5,890)

Canada (b)(f) - 7.9%

Commonwealth of Canada
  8.750% due 12/01/05                            C$   17,800      14,182
Hydro-Quebec
  6.563% due 09/30/49 (d)                         $    4,000       3,478
Sears Canada
 11.700% due 07/10/00                            C$    1,000         846
                                                                 --------
Total Canada                                                      18,506
                                                                 ========
(Cost $18,309)

Denmark (b)(f) - 4.1%

Kingdom of Denmark
  6.125% due 04/15/98                            DM    5,000       3,597
  7.000% due 12/15/04                            DK   35,000       5,929
                                                                 --------
Total Denmark                                                      9,526
                                                                 ========
(Cost $8,281)

Finland (b)(f) - 20.3%

Republic of Finland
 10.000% due 09/15/01                            FM  142,000      36,611
  9.500% due 03/15/04                                 42,000      10,789
                                                                 --------
Total Finland                                                     47,400
                                                                 ========
(Cost $46,352)

France (b)(f) - 2.6%

Republic of France
  7.000% due 10/12/00                            FF   18,700       3,837
  8.500% due 11/25/02                                 10,000       2,170
                                                                 --------
Total France                                                       6,007
                                                                 ========
(Cost $5,869)

Germany (b)(f) - 11.0%

Republic of Germany
  6.250% due 01/04/24                            DM   42,600      25,667
                                                                 --------
Total Germany                                                     25,667
                                                                 ========
(Cost $25,134)

Ireland (b)(f) - 3.8%

Irish Gilt
  9.750% due 06/01/98                            IP    5,200       8,913
                                                                 --------
Total Ireland                                                      8,913
                                                                 ========
(Cost $8,829)


                                                    Principal
                                                       Amount      Value
                                                      (000's)    (000's)
=========================================================================
Italy (b)(f) - 4.3%

Republic of Italy
 10.500% due 09/01/05                            IL17,310,000   $  9,924
                                                                ---------
Total Italy                                                        9,924
                                                                =========
(Cost $10,078)

Japan (b)(f) - 18.6%

Government of Japan
  6.400% due 03/20/00                            JY 3,590,000     43,333
                                                                ---------
Total Japan                                                       43,333
                                                                =========
(Cost $43,169)

Mexico (b)(f) - 10.7%

Banco Nacional de Comercio Exterior
  8.000% due 05/06/98                            DM    13,000      9,038
Banco Nacional de Obra y Servicios
  10.750% due 08/16/96                           $        850        859
Bancomer
  8.000% due 07/07/98                                   2,000      1,828
Nacional Financiera
  6.000% due 12/19/96                                   1,000        958
  8.406% due 12/15/97 (d)                                 740        692
Petroleos Mexicanos
  7.750% due 09/30/98                            FF    44,000      8,271
United Mexican States
  5.820% due 06/28/01                            $      4,500      3,420
                                                                 --------
Total Mexico                                                      25,066
                                                                 ========
(Cost $23,724)

Netherlands (b)(f) - 6.2%

Kingdom of Netherlands
  5.750% due 01/15/04                            DG    14,100      8,395
  8.250% due 02/15/07                                   8,800      6,100
                                                                 --------
Total Netherlands                                                 14,495
                                                                 ========
(Cost $14,238)

Panama  - 1.7%

Bladex
  6.875% due 05/23/96 (d)                        $      4,000      3,997
                                                                 --------
Total Panama                                                       3,997
                                                                 ========
(Cost $3,998)

  Spain (f) - 2.3%

Kingdom of Spain
 10.000% due 02/28/05                            SP   690,000      5,301
                                                                 --------
Total Spain                                                        5,301
                                                                 ========
(Cost $5,236)

  United Kingdom (b)(f) - 13.0%

United Kingdom Gilt
 10.250% due 11/22/99                            BP    12,400     21,437
  9.750% due 08/27/02                                   5,100      8,812
 13.500% due 03/26/08                                      50        105
                                                                 --------
Total United Kingdom                                              30,354
                                                                 ========
(Cost $29,984)

Foreign Fund

September 30, 1995 (unaudited)

                                                                            Principal
                                                                               Amount        Value
                                                                              (000's)       (000's)
====================================================================================================
United States - 48.5%

Corporate Bonds and Notes - 17.8%
Chrysler Financial Corp.
  4.710% due 11/17/95                                                       $   3,000      $  2,996
Ford Motor Credit Corp.
  6.540% due 03/30/99 (d)                                                       4,000         3,958
  5.470% due 04/13/99 (d)                                                       5,000         4,934
General Motors Acceptance Corp.
  7.125% due 05/23/97                                                           3,000         3,041
  7.850% due 11/17/97                                                           9,000         9,277
Merrill Lynch & Co.
  7.053% due 02/26/96 (d)                                                       5,000         4,968
Salomon, Inc.
  7.400% due 03/28/96                                                           7,800         7,824
Time Warner, Inc.
  6.835% due 08/15/00 (d)                                                         875           877
  7.975% due 08/15/04                                                             525           537
  8.110% due 08/15/06                                                           1,050         1,076
  8.180% due 08/15/07                                                           1,050         1,075
Transcontinental Gas Pipeline
  6.210% due 05/15/00 (d)                                                       1,000           999
                                                                                       ------------
                                                                                             41,562
                                                                                       ============
Mortgage-Backed Securities - 30.7%

Chase Mortgage
  7.500% due 11/25/23                                                             658           658
Collateralized Mortgage Obligation Trust
  9.000% due 05/01/14                                                             122           124
Countrywide
  7.177% due 11/25/24 (d)                                                         842           860
Federal Home Loan Mortgage Corporation
  4.750% due 02/15/04                                                           1,499         1,496
  9.050% due 06/15/19                                                             251           260
  9.000% due 11/15/19                                                             101           102
  7.573% due 01/01/24 (d)                                                         759           785
  7.345% due 08/01/24 (d)                                                       4,254         4,366
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 01/15/19                                                          30,591         3,334
Federal National Mortgage Association
  9.050% due 12/25/18                                                           2,707         2,814
  5.706% due 04/01/24 (d)                                                         485           492
  6.429% due 12/01/27 (d)                                                       1,088         1,097
Government National Mortgage Association
  7.375% due 05/20/23 (d)                                                       1,742         1,783
  6.500% due 07/20/23 (d)                                                       5,941         6,014
  7.000% due 09/20/23 (d)                                                       1,198         1,221
  6.500% due 10/20/23 (d)                                                         973           993
  7.000% due 10/20/23 (d)                                                       4,988         5,082
  7.375% due 06/20/24 (d)                                                       1,365         1,398
  7.000% due 09/20/24 (d)                                                       1,088         1,116
  6.500% due 10/20/24 (d)                                                         775           785
  7.000% due 04/20/25 (d)                                                          72            74
  7.000% due 05/20/25 (d)                                                         907           925
MBLAC - NY REO Associates L.P.
  9.375% due 02/01/98 (d)                                                       3,637         3,640
Merrill Lynch & Co.
  11.450% due 10/01/15                                                          1,023         1,023
Morgan Stanley Mortgage Trust
  8.150% due 07/20/21                                                               7             6
PaineWebber Mortgage
  7.000% due 10/25/23                                                           2,721         2,716
Resolution Trust Corp.
  6.888% due 12/15/04 (d)                                                       1,412         1,418
  7.500% due 12/15/04                                                           2,000         2,006
  10.611% due 05/25/24 (d)                                                        453           473
  7.750% due 04/25/28                                                           5,543         5,537

                                                                            Principal
                                                                               Amount        Value
                                                                              (000's)       (000's)
====================================================================================================
Ryland Acceptance Corp.
  7.873% due 09/25/23 (d)                                                   $  17,401      $ 17,662
Sears Mortgage
  7.355% due 06/25/22 (d)                                                         340           340
  8.250% due 09/25/31                                                             932           933
                                                                                       ------------
                                                                                             71,533
                                                                                       ------------
Total United States                                                                         113,095
                                                                                       ============
(Cost $113,099)

  Purchased OTC Options (f) - 4.0%

Call - Government of Germany (h)
  6.25% due 01/04/24
  Strike @ 74.00 Exp. 10/10/95                                        DM       47,000         4,094
Call - Government of Japan (h)
  4.60% due 06/22/98
  Strike @ 103.00 Exp. 10/19/95                                       JY    7,180,000         4,879
Put - Japanese Yen v. U.S. Dollar
  Strike @ 100.00 Exp. 10/03/95                                               600,000           382
                                                                                       ------------
Total Purchased OTC Options                                                                   9,355
                                                                                       ============
(Cost $9,102)

Short-Term Instruments - 5.5%

Discount Notes - 3.7%
AT&T Corp.
  5.710% due 10/20/95                                                       $     500           499
  5.710% due 11/03/95                                                           1,000           995
General Electric Capital Corp.
  6.500% due 10/02/95                                                           3,000         3,000
  5.740% due 10/13/95                                                           1,900         1,897
KFW International Finance
  5.750% due 10/05/95                                                             200           200
USX Corp.
  6.191% due 10/31/95                                                           2,000         1,990
                                                                                       ------------
                                                                                              8,581
                                                                                       ============
Repurchase Agreement -0.5%
State Street Bank
  5.250% due 10/02/95                                                           1,191         1,191
                                                                                       ============
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,215,940. Repurchase
  proceeds are $1,191,521)

U.S. Treasury Bills - 1.3%
  5.657% due 11/16/95 - 02/08/96 (c)(g)                                         3,185         3,150
                                                                                       ------------
Total Short-Term Instruments                                                                 12,922
                                                                                       ============
(Cost $12,921)


TOTAL INVESTMENTS (A) - 167.7%                                                        $     391,262
(Cost $384,735)

WRITTEN OPTIONS (E) - (0.2%)                                                                   (441)
(Premiums $240)

OTHER ASSETS AND LIABILITIES (NET) - (67.5%)                                               (157,525)
                                                                                       ------------
NET ASSETS - 100.0%                                                                   $     233,296
                                                                                       ============

===============================================================================
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                      $    8,183

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                 (1,656)
                                                                 ------------

    Unrealized appreciation-net                                  $    6,527
                                                                 ==========

(b) Foreign forward currency contracts outstanding at September 30, 1995:

                           Principal
                              Amount                              Unrealized
                             Covered      Expiration           Appreciation/
Type                     By Contract           Month          (Depreciation)
----------------------------------------------------------------------------
Sell           A$                214           10/95             $         0
Sell           BF            209,089           10/95                     (79)
Sell           BP             19,706           10/95                    (365)
Buy            C$             12,388           10/95                     138
Sell           C$              1,362           10/95                      (2)
Buy            DG             21,535           10/95                     449
Sell           DG             36,870           10/95                    (657)
Buy            DK             40,157            9/96                     221
Buy            DK             34,522           10/95                    (157)
Buy            DM             10,541           10/95                     (15)
Sell           DM             67,179           10/95                    (865)
Buy            FM                332           10/95                       1
Buy            FM             24,050            9/96                      88
Sell           FM             84,828           10/95                    (712)
Buy            FF             23,591            9/96                     137
Sell           FF             79,047           10/95                     (89)
Buy            IP              5,673           10/95                       6
Sell           IP              5,673           11/95                      (7)
Buy            IL         18,892,829            9/96                      47
Buy            JY          8,631,701           10/95                     188
Sell           JY          2,232,262           10/95                     (32)
Sell           JY          7,180,000           10/96                    (459)
Sell           SF                  2           10/95                       0
Buy            SK             50,632            9/96                     147
                                                                 -------------
                                                                 $    (2,017)
                                                                 =============

(c) Securities with an aggregate market value of $3,150 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                                  Unrealized
                                                               Appreciation/
Type                                     Contracts            (Depreciation)
------------------------------------------------------------------------------
Government of Australia 10 Year Bond            42               $        61
Republic of France 10 Year Bond                124                      (150)
Government of Japan 10 Year Bond                20                       766
U.S. Treasury 10 Year Note (12/95)             298                      (123)
U.S. Treasury 30 Year Bond (12/95)             191                      (248)
                                                                 -------------
                                                                 $       306
                                                                 =============

(d) Variable rate security. The rate listed is as of September 30, 1995.
==============================================================================
(e) Premiums received on OTC Written Options:

                                                        Premium       Market
Type                                           Par     Received        Value
------------------------------------------------------------------------------

Call - Japanese Yen v. U.S. Dollar
    Strike @ 92.00 Exp. 10/03/95       JY  600,000   $      189  $       241
Put - Japanese Yen v. U.S. Dollar
    Strike @ 108.00 Exp. 10/03/95          600,000           51          200
                                                     -------------------------
                                                     $      240  $       441
                                                     =========================

(f) Principal amount denoted in indicated currency:

    A$ - Australian Dollar  FM - Finnish Markka
    AP - Argentine Peso     FF - French Franc
    BF - Belgian Franc      IP - Irish Punt
    BP - British Pound      IL - Italian Lira
    C$ - Canadian Dollar    JY - Japanese Yen
    DG - Dutch Guilder      SF - Swiss Franc
    DK - Danish Kroner      SK - Swedish Krona
    DM - German Mark        SP - Spanish Peseta

(g) Securities are grouped by coupon rate and represent a range of maturities.

(h) Security is subject to outstanding short sale committment.

  See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                           United States   41.1%
                                                                   Other   23.9%
                                                                   Japan   18.0%
                                                  Short-Term Instruments   12.6%
                                                             Netherlands    5.2%
                                                          United Kingdom    8.1%
                                                                 Finland   23.9%
                                                                 Germany    6.5%


                                          Principal
                                             Amount           Value
                                            (000's)          (000's)
====================================================================
 Argentina (g) - 0.4%

Republic of Argentina
  19.100% due 05/01/01             AP          600       $      350
                                                         -----------
Total Argentina                                                 350
                                                         ===========
(Cost $348)

 Canada (b)(g) - 4.8%

Commonwealth of Canada
  9.000% due 12/01/04              C$        3,000            2,417
  8.750% due 12/01/05                        2,900            2,310
                                                         -----------
Total Canada                                                  4,727
                                                         ===========
(Cost $4,371)

 Denmark (b)(g) - 1.2%

Kingdom of Denmark
  7.000% due 12/15/04              DK        7,000            1,186
                                                         -----------
Total Denmark                                                 1,186
                                                         ===========
(Cost $1,039)

 Finland (b)(g) - 23.9%

Republic of Finland
  10.000% due 09/15/01             FM       76,000           19,594
  9.500% due 03/15/04                       15,000            3,853
                                                         -----------
Total Finland                                                23,447
                                                         ===========
(Cost $22,859)

 France (b)(g) - 0.7%

Republic of France
  7.750% due 10/25/05              FF        3,450              712
                                                         -----------
Total France                                                    712
                                                         ===========
(Cost $710)

 Germany (b)(g) - 6.5%

German Unity Fund
  8.000% due 01/21/02              DM        2,600            1,976
Republic of Germany
  7.125% due 01/29/03                        2,900            2,100
  7.500% due 11/11/04                        3,150            2,322
                                                         -----------
Total Germany                                                 6,398
                                                          ==========
(Cost $6,012)

 Ireland (b)(g) - 3.9%

Irish Gilt
  9.750% due 06/01/98              IP        2,200            3,771
                                                         -----------
Total Ireland                                                 3,771
                                                         ===========
(Cost $3,735)

 Italy (b)(g) - 1.9%

Republic of Italy
  10.500% due 09/01/05             IL     3,240,000           1,886
                                                         -----------
Total Italy                                                   1,886
                                                         ===========
(Cost $1,886)

 Japan (b)(g) - 18.0%

Government of Japan
  6.400% due 03/20/00              JY     1,465,000          17,683
                                                         -----------
Total Japan                                                  17,683
                                                         ===========
(Cost $17,616)
====================================================================
Mexico (b)(g) - 3.2%

Banco Nacional de Comercio Exterior
  8.000% due 05/06/98              DM           500      $      348
  11.250% due 05/31/96                        1,300           1,302
Banco Nacional de Obra y Servicios
  10.750% due 08/16/96              $           500             505
Cemex
  10.000% due 11/15/96                        1,000           1,000
                                                         -----------
Total Mexico                                                  3,155
                                                         ===========
(Cost $3,123)

Netherlands (b)(g) - 5.2%

Kingdom of Netherlands
  9.000% due 05/15/00              DG         1,200             848
  7.000% due 06/15/05                         1,800           1,152
  8.250% due 02/15/07                         4,400           3,050
                                                         -----------
Total Netherlands                                             5,050
                                                         ===========
(Cost $5,066)

Panama - 2.0%

Bladex
  6.875% due 05/23/96 (d)           $         2,000           1,999
                                                         -----------
Total Panama                                                  1,999
                                                         ===========
(Cost $1,999)

Spain (b)(g) - 3.0%

Kingdom of Spain
  10.000% due 02/28/05             SP       115,000             884
Santander Finance Ltd.
  7.750% due 05/15/05               $         2,000           2,073
                                                         -----------
Total Spain                                                   2,957
                                                         ===========
(Cost $2,904)

United Kingdom (b)(g) - 8.1%

United Kingdom Gilt
  6.000% due 08/10/99              BP         2,700            4,058
 10.250% due 11/22/99                         2,250            3,890
                                                          -----------
Total United Kingdom                                           7,948
                                                          ===========
(Cost $7,874)

United States - 41.1%

Corporate Bonds and Notes - 15.6%
CMS Energy
  0.000% due 10/01/97 (e)           $           750              775
CTC Mansfield Funding
 11.125% due 09/30/16                           700              711
General Motors Acceptance Corp.
  6.250% due 11/20/95                         2,000            2,002
  6.750% due 05/20/96                         1,000            1,005
  6.500% due 05/15/97                         1,000            1,004
Kansallis-Osake
  8.438% due 09/30/43 (d)                     5,000            5,125
Occidental Petroleum
 11.750% due 03/15/11                         1,000            1,071
Salomon, Inc.
  7.400% due 03/28/96                         3,000            3,009
United Air Lines
 10.670% due 05/01/04                           500              583
                                                          -----------
                                                              15,285
                                                          ===========


                                        Principal
                                           Amount            Value
                                           (000's)          (000's)
===================================================================
Mortgage-Backed Securities - 25.5%
Countrywide
  7.177% due 11/25/24 (d)              $      421          $    430
Federal Home Loan Mortgage Assn.
  5.828% due 03/01/24 (d)                     813               824
  5.874% due 11/01/23 (d)                   1,552             1,603
  6.429% due 12/01/27 (d)                     487               491
  7.573% due 01/01/24 (d)                     169               174
  7.850% due 05/01/23 (d)                   1,921             1,992
Federal Housing Administration
  7.399% due 02/01/21                       1,721             1,746
Federal National Mortgage Assn.
  6.500% due 04/01/09                         920               907
  7.500% due 11/01/01 - 01/01/02 (h)        1,394             1,420
Government National Mortgage Assn.
  6.500% due 07/20/22 - 10/20/24 (d)(h)     5,290             5,353
  7.000% due 04/20/25 - 05/20/25 (d)(h)       391               400
  7.375% due 05/20/23 - 06/20/24 (d)(h)     2,419             2,471
MDC Mortgage Funding
  7.984% due 01/25/25 (d)                   1,558             1,603
Residential Funding
  6.831% due 03/25/25 (d)                   4,516             4,583
Resolution Trust Corp.
  8.000% due 04/25/25                       1,000             1,033
                                                           ---------
                                                             25,030
                                                           ---------
Total United States                                          40,315
                                                           =========
(Cost $39,778)

 Purchased OTC Options (g) - 2.8%

Call - Government of Germany (i)
  6.25% due 1/04/24
    Strike @ 74.00 Exp. 10/10/95   DM       8,000               697
Call - Government of Japan (i)
  4.6% due 6/22/98
    Strike @ 103.00 Exp. 10/19/95  JY   2,930,000             1,991
Put - Japanese Yen v. U.S. Dollar
    Strike @ 100.00 Exp. 10/03/95         100,000                64
                                                          ----------
Total Purchased OTC Options                                   2,752
                                                          ==========
(Cost $2,611)

 Short-Term Instruments - 12.6%

Discount Notes - 11.3%
AT&T Corp.
  5.720% due 10/20/95               $       1,300             1,296
Exxon
  5.780% due 10/06/95                         300               300
General Electric Capital Corp.
  6.500% due 10/02/95                       1,000             1,000
Hewlett Packard
  5.625% due 10/24/95                         400               399
  5.680% due 01/05/96                       3,000             2,953
KFW International Finance
  5.750% due 10/05/95                         700               700
Province of Alberta
  5.710% due 11/02/95                         600               597
Rockwell International
  5.730% due 10/10/95                         400               399
U.S. West Communications
  5.650% due 11/13/95                         900               894
USX Corp.
  6.191% due 10/31/95                       1,000               995
Wal-Mart Stores
  5.710% due 10/06/95                       1,500             1,499
                                                         -----------
                                                             11,032

                                        Principal
                                           Amount            Value
                                           (000's)          (000's)
===================================================================
Repurchase Agreement - 0.4%
State Street Bank
  5.250% due 10/02/95               $         390        $      390
                                                         -----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625%
  valued at $401,834. Repurchase
  proceeds are $390,170)

U.S. Treasury Bills - 0.9%
  5.625% due 10/26/95 - 02/08/96 (c)(h)       815               811

                                                         -----------
Total Short-Term Instruments                                 12,233
                                                         ===========
(Cost $12,234)

Total Investments (a) - 139.3%                           $  136,569
(Cost $134,165)

Written Options (f)- (0.1)%                                     (74)
(Premiums $40)

Other Assets and Liabilities (Net) - (39.2)%(38,422)

                                                         -----------
Net Assets - 100.0%                                      $   98,073
                                                         ===========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                              $    2,500

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                           (96)
                                                         ----------
    Unrealized appreciation-net                          $    2,404
                                                         ==========

Global Fund

September 30, 1995 (unaudited)

===================================================================
(b) Foreign currency forward contracts outstanding at September 30, 1995:

                         Principal
                            Amount                       Unrealized
                           Covered    Expiration      Appreciation/
Type                   By Contract         Month     (Depreciation)
--------------------------------------------------------------------
Buy     A$                   1,419         10/95          $      (2)
Buy     BF                  93,253         10/95                 35
Sell    BP                   1,709         10/95                (32)
Buy     C$                 $ 4,843         10/95                 57
Sell                         2,689         10/95                 (7)
Buy     DG                   4,070         10/95                 (7)
Sell                        11,571         10/95               (126)
Buy     DK                   3,313         10/95                 15
Buy                         15,685         09/96                 88
Buy     DM                   6,927         10/95                 54
Sell                        17,432         10/95               (223)
Buy     FM                     496         10/95                  2
Buy                          9,100         09/96                 33
Sell                        42,414         10/95               (356)
Buy     FF                  33,936         10/95                 56
Buy                          9,355         09/96                 54
Sell                         9,220         10/95                  2
Buy     IP                   2,400         10/95                  2
Sell                         2,400         10/95                 (3)
Buy     IL               5,072,357         10/95                 (2)
Buy                      7,434,644         09/96                 18
Buy     JY               4,408,648         10/95                162
Sell                       364,259         10/95                 12
Sell                     2,930,000         10/96               (187)
Buy     SK                  11,824         10/95                 27
Buy                         20,066         09/96                 58
Buy     SP                 194,376         10/95                 17
                                                          ----------
                                                          $    (253)
                                                          ==========

(c) Securities with an aggregate market value of $811 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:
                                                         Unrealized
                                                      Appreciation/
Type                                    Contracts    (Depreciation)
----------------------------------------------------------------------------
Government of Australia 10 Year Bond           10             $  15
Republic of France 10 Year Bond                46               (56)
U.S. Treasury 10 Year Note (12/95)              9                (4)
U.S. Treasury 30 Year Bond (12/95)             26               (40)
                                                           ---------
                                                           $    (85)
                                                           =========

(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Security becomes interest bearing at a future date.

(f) Premiums received on OTC Written Options:


                                                       Premium      Market
Type                                         Par      Received       Value
----------------------------------------------------------------------------
Call - Japanese Yen v. U.S. Dollar
     Strike @ 92.00 Exp. 10/03/95    JY  100,000     $      31   $      40
Put - Japanese Yen v. U.S. Dollar
     Strike @ 108.00 Exp. 10/03/95       100,000             9          34
                                                   ------------------------
                                                     $      40   $      74
                                                   ========================
===========================================================================
(g) Principal amount denoted in indicated currency:


        A$  -  Australian Dollar   FM  -  Finnish Markka
        AP  -  Argentine Peso      FF  -  French Franc
        BF  -  Belgian Franc       IP  -  Irish Punt
        BP  -  British Pound       IL  -  Italian Lira
        C$  -  Canadian Dollar     JY  -  Japanese Yen
        DG  -  Dutch Guilder       SF  -  Swiss Franc
        DK  -  Danish Kroner       SK  -  Swedish Krona
        DM  -  German Mark         SP  -  Spanish Peseta


  (h)Securities are grouped by coupon rate and represent a range of maturities.

  (i)Security is subject to outstanding short sale committment.

  See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                               Morgage-Backed Securities   10.8%
                                                  Short-Term Instruments    7.1%
                                                                   Other    4.3%
                                               Corporate Bonds and Notes   77.5%


High Yield Fund

September 30, 1995 (unaudited)

                                     Principal
                                        Amount          Value
                                       (000's)        (000"s)
==============================================================
Corporate Bonds and Notes - 77.5%
Banking and Finance - 5.1%
Coleman Holdings
  0.000% due 05/27/98 (b)            $   5,500     $   4,359
Navistar Financial
  8.875% due 11/15/98                    5,750         5,779
Phoenix RE Corp.
  9.750% due 08/15/03                    6,550         6,812
Reliance Group Holdings
  9.000% due 11/15/00                    7,000         6,965
                                                    --------
                                                      23,915
                                                    ========
Industrials - 63.6%
Abbey Healthcare Group
  9.500% due 11/01/02                    8,220         8,568
Acetex Corp.
  9.750% due 10/01/03                    3,750         3,736
Act III Broadcasting
  9.625% due 12/15/03                    7,740         7,855
Alliant Techsystems, Inc.
 11.750% due 03/01/03                    3,500         3,815
American Airlines
 10.610% due 03/04/10                      650           772
American Standard
 11.375% due 05/15/04                    6,500         7,149
Amerigas Partners L.P.
 10.125% due 04/15/07                    4,750         5,058
Ametek, Inc.
  9.750% due 03/15/04                    7,000         7,454
Bally Park Place Funding
  9.250% due 03/15/04                    2,000         1,945
Bally's Grand
 10.375% due 12/15/03                    4,800         4,727
Benedek Broadcasting Corp.
 11.875% due 03/01/05                    5,500         5,961
CF Cable TV, Inc.
  9.125% due 07/15/07                    5,500         5,555
Cablevision Systems
 10.750% due 04/01/04                    3,640         3,831
  9.875% due 04/01/23                    3,000         3,120
Century Communication
 11.875% due 10/15/03                    5,000         5,313
Continental Cablevision
 11.000% due 06/01/07                    5,810         6,420
  9.500% due 08/01/13                    3,375         3,518
Delta Air Lines
 10.790% due 03/26/14                    2,264         2,729
Doskocil Companies, Inc.
  9.750% due 07/15/00                    4,250         4,176
Ferrell Gas
 10.000% due 08/01/01                    5,350         5,563
Figgie International, Inc.
  9.875% due 10/01/99                    5,990         6,040
G-I Holdings, Inc.
  0.000% due 10/01/98 (b)                8,500         6,162
Genesis Health Ventures
  9.750% due 06/15/05                    5,000         5,213
Granite Broadcasting
 10.375% due 05/15/05                    2,500         2,613
Gulf Canada Resources
  9.250% due 01/15/04                    7,750         7,673
HMH Properties
  9.500% due 05/15/05                    5,000         5,041
HS Resources
  9.875% due 12/01/03                    6,000         5,903
J.Q. Hammons Hotels
  8.875% due 02/15/04                    7,000         6,545

                                      Principal
                                         Amount         Value
                                        (000's)       (000's)
==============================================================
Harrahs Operating, Inc.
 10.875% due 04/15/02                 $   2,500     $   2,694
Infinity Broadcasting
 10.375% due 03/15/02                     4,500         4,838
Jones Intercable, Inc.
  9.625% due 03/15/02                     5,000         5,225
K-III Communications
 10.625% due 05/01/02                       500           533
 10.250% due 06/01/04                     8,100         8,626
Metrocall, Inc.
 10.375% due 10/01/07                     4,000         4,060
Nuevo Energy Co.
 12.500% due 06/15/02                     5,204         5,685
Owens Illinois
 10.500% due 06/15/02                     2,000         2,090
 11.000% due 12/01/03                     7,500         8,269
Paging Network
 10.125% due 08/01/07                     7,500         7,613
Pathmark Stores, Inc.
  9.625% due 05/01/03                     4,500         4,466
  0.000% due 11/01/03 (b)                 3,000         1,965
RJR Nabisco
  8.000% due 07/15/01                     2,000         2,017
  8.625% due 12/01/02                     5,500         5,638
Repap Wisconsin, Inc.
  9.250% due 02/01/02                     6,750         6,497
Revlon Consumer Products Corp.
  9.500% due 06/01/99                     6,500         6,500
  9.375% due 04/01/01                     2,000         1,995
Rogers Cablesystems, Inc.
 10.000% due 03/15/05                     5,500         5,686
Rogers Cantel Mobile
 10.750% due 11/01/01                     6,180         6,489
 11.125% due 07/15/02                     2,000         2,120
SCI Television
 11.000% due 06/30/05                     9,175         9,703
Schuller International Group
 10.875% due 12/15/04                     4,000         4,430
Sequa Corp.
 10.000% due 05/14/01                     1,500         1,531
 10.150% due 05/15/01                     3,500         3,404
  8.750% due 12/15/01                       750           694
Showboat, Inc.
  9.250% due 05/01/08                     5,900         5,576
Sinclair Broadcast Group
 10.000% due 09/30/05                     1,750         1,789
Stone Consolidated
 10.250% due 12/15/00                     2,250         2,374
Sweetheart Cup Co.
  9.625% due 09/01/00                     4,500         4,478
Telewest Communications
  9.625% due 10/01/06                     6,500         6,598
Tenet Healthcare Corp.
  9.625% due 09/01/02                     2,500         2,650
Triton Energy
  0.000% due 11/01/97 (b)                 8,450         7,235
West Point Stevens
  8.750% due 12/15/01                     7,000         6,948
World Color Press, Inc.
  9.125% due 03/15/03                     6,185         6,170
                                                     --------
                                                      299,041
                                                     ========

High Yield Fund

September 30, 1995 (unaudited)

                                      Principal
                                        Amounts         Value
                                        (000's)       (000's)
=============================================================
Utilities - 8.8%
AES Corp.
  9.750% due 06/15/00                 $   5,535     $   5,653
CMS Energy
  9.875% due 10/01/99                     4,950         5,049
CTC Mansfield Funding
 11.125% due 09/30/16                     7,000         7,105
California Energy
  9.875% due 06/30/03                     3,000         3,120
  0.000% due 01/15/04 (b)                 7,490         6,610
Long Island Lighting Co.
  7.050% due 03/15/03                     2,500         2,385
  8.200% due 03/15/23                     4,500         4,230
Wilmington Trust Co. - Tucson Electric
 10.211% due 01/01/09                       500           481
 10.732% due 01/01/13                     6,993         6,754
                                                     --------
                                                       41,387
                                                     --------
Total Corporate Bonds and Notes                       364,343
                                                     ========
(Cost $361,135)

Morgage-Backed Securities - 10.8%
Collateralized Morgage Obligations - 4.6%
Federal National Mortgage Assn.
  8.196% due 05/25/28 (d)                 2,835         1,954
Resolution Trust Corp.
 10.500% due 01/15/04                     5,000         5,012
  9.250% due 06/25/23                     3,625         3,720
  8.835% due 12/25/23                     3,439         3,155
  9.500% due 05/25/24                       207           201
  8.500% due 03/25/25                       371           366
SKW Realty L.P.
 10.750% due 04/15/04                     7,000         7,013
                                                     --------
                                                       21,421
                                                     ========
Other Mortgage-Backed Securities- 5.0%
Kearny St. Real Estate Co.
  9.400% due 10/15/05                     5,000         5,034
MBLAC - NY REO Associates L.P.
  9.375% due 02/01/98 (d)                 2,704         2,705
Neutron - Uniprop, Inc.
  8.430% due 12/15/25                     4,000         3,617
Resolution Trust Corp.
  8.000% due 06/25/26                     6,739         5,719
  6.900% due 02/25/27                     3,817         3,323
Structured Asset Securities Corp.
  7.050% due 11/25/02                     4,000         3,150
                                                     --------
                                                       23,548
                                                     ========
Stripped Mortgage-Backed Securities- 1.2%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 10/15/08                     1,397           191
Federal National Mortgage Assn. (IO)
  6.000% due 07/25/05                     5,500           657
  7.000% due 07/25/08                     9,531         1,391
  6.500% due 06/25/17                     5,000           691
  6.500% due 04/15/22                     6,300           969
Fund America (IO)
  9.590% due 10/20/21                     2,948           783
Prudential Home (IO)
  0.251% due 05/25/24                   120,128         1,080
                                                     --------
                                                        5,762
                                                     --------
Total Mortgage-Backed Securities                       50,731
(Cost $47,956)                                       ========

                                      Principal
                                        Amount          Value
                                        (000's)       (000's)
=============================================================
Soverign Issues - 2.8%
First Mexican Acceptance Corp.
  8.750% due 09/15/96                 $   1,000      $    965
Republic of Argentina
  7.394% due 03/31/05                     7,500         4,650
  5.000% due 03/31/23                     8,000         3,840
Third Mexican Acceptance Corp.
  7.370% due 03/15/98                     1,000           880
United Mexican States
  6.250% due 12/31/19                     5,000         3,019
                                                     --------
Total Sovereign Issues                                 13,354
(Cost $13,785)                                       ========

Preferred Stock - 1.5%
                                         Shares

First Nationwide Bank                    65,500         7,271
Short-term Instruments - 7.1%

                                      Principal
                                         Amount
                                        (000's)
Discount Notes - 7.0%

AT&T Corp.
  5.710% due 11/03/95                 $     900           895
  5.670% due 12/08/95                     2,500         2,472
Associates Corp. of North America
  5.690% due 11/16/95                     1,600         1,589
  5.690% due 11/17/95                     3,900         3,872
Campbell Soup Co.
  6.520% due 10/26/95                     1,200         1,195
E.I. Du Pont de Nemours
  6.070% due 01/11/96                     4,200         4,129
General Electric Capital Corp.
  6.500% due 10/02/95                     1,500         1,500
  6.730% due 10/11/95                     3,000         2,995
  5.740% due 10/24/95                     2,400         2,392
Government of Western Australia
  5.710% due 10/25/95                     3,000         2,989
Hewlett Packard Co.
  5.625% due 10/24/95                     1,600         1,595
  5.670% due 01/09/96                     1,000           984
KFW International Financial
  5.750% due 10/05/95                     2,050         2,049
  5.700% due 10/23/95                     4,000         3,987
Rockwell International
  5.730% due 10/10/95                       400           399
                                                     --------
                                                       33,042
                                                     ========

Repurchase Agrement - 0.1%

State Street Bank
  5.25% due 10/02/95                        482           482
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $480,121. Repurchase
  proceeds are $482,211.)
                                                     --------
Total Short-Term Instruments                           33,524
                                                     ========
(Cost $33,524)

TOTAL INVESTMENTS (A) - 99.7%                          $   469,223
(Cost $459,104)

WRITTEN OPTION (C) - 0.0%                                      (21)
(Premium $21)

OTHER ASSETS AND LIABILITIES (NET) - 0.3%                    1,339
                                                         ---------
NET ASSETS - 100.0%                                    $   470,541
                                                         =========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                            $    13,126

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                        (3,007)

                                                       -----------
    Unrealized appreciation-net                        $    10,119
                                                       ===========

(b) Security becomes interest bearing at a future date.

(c) Premium received on OTC Written Call Option:

                                              Premium      Market
Type                                   Par   Received       Value
------------------------------------------------------------------
Republic of Argentina
   Strike @ 65.125 Exp. 11/22/95   $ 1,500      $  21      $   21

(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                  Consumer Discretionary   16.3%
                                                        Consumer Staples   34.6%
                                                           Capital Goods    9.0%
                                            Utilities/Telecommunications    8.3%
                                                                   Other    9.7%
                                                              Technology   16.8%
                                                         Basic Materials    5.1%

Growth Stock Fund

September 30, 1995 (unaudited)

                                                           Value
                                              Shares     (000's)
================================================================
Common Stocks - 99.1%

Energy - 3.2%
Coastal Corp.                                  1,400   $      47
Imperial Oil Ltd.                              2,800         104
Nabors Industries, Inc. (b)                    9,300          88
Smith International, Inc. (b)                  3,500          61
Union Texas Petroleum Holdings, Inc.           3,400          62
                                                        --------
                                                             362
                                                        ========
Technology - 16.8%
Adaptec, Inc. (b)                              1,400          58
Avnet, Inc.                                    3,400         176
BMC Software, Inc. (b)                         2,200         101
Cabletron Systems, Inc. (b)                    1,200          79
Cisco Systems, Inc. (b)                        1,800         124
Dell Computer Corp. (b)                          700          59
DSC Communications Corp. (b)                   2,500         148
Intel Corp.                                    3,400         204
Linear Technology Corp.                        2,400         100
Microsoft Corp. (b)                              600          54
Motorola, Inc.                                 4,800         367
Oracle Systems Corp. (b)                       5,500         211
Sensormatic Electronics Corp.                  4,400         101
Silicon Graphics, Inc. (b)                     2,900         100
                                                        --------
                                                           1,882
                                                        ========
Consumer Discretionary - 16.3%
Autozone, Inc. (b)                             1,600          41
Belo (A.H.) Corp. "A"                          4,000         138
Danaher Corp.                                    800          26
Department 56, Inc. (b)                        1,400          65
Disney (Walt) Co.                              5,500         316
Eastman Kodak Corp.                            1,100          65
Eaton Corp.                                      500          27
Echlin, Inc.                                   1,000          36
Home Depot, Inc.                               3,400         136
Magna International, Inc. "A"                  1,800          81
Newell, Co.                                    8,000         198
Nike, Inc. "B"                                 1,100         122
Office Depot, Inc. (b)                         7,400         223
Tribune Co.                                      700          46
Volvo Aktiebolaget ADR                         4,100         100
Wal-Mart Stores, Inc.                          5,900         147
Wellman, Inc.                                  2,500          61
                                                        --------
                                                           1,828
                                                        ========
Consumer Staples - 34.6%
Abbott Laboratories                            7,900         337
Albertsons, Inc.                               4,800         164
Amgen, Inc. (b)                                2,800         140
Coca-Cola Co.                                  6,500         448
Columbia HCA Healthcare Corp.                  1,400          68
ConAgra, Inc.                                  4,400         174
Dentsply International, Inc.                   2,900         100
Diagnostic Products Corp.                      1,000          38
Foundation Health Corp. (b)                      800          31
Health Management Associates, Inc. "A" (b)     1,000          32
IBP, Inc.                                      5,300         283
Johnson & Johnson                              4,600         341
Kroger Co. (b)                                 2,900          99
Merck & Co.                                    4,400         246
Pepsico, Inc.                                  3,500         178
Pfizer, Inc.                                   7,700         411
Procter & Gamble Co.                           3,700         285
Sara Lee Corp.                                 5,200         155
Schering Plough Corp.                          2,700         139

                                                           Value
                                              Shares     (000's)
================================================================
Sysco Corp.                                    4,000   $     109
Tecnol Medical Products, Inc. (b)              2,200          42
U.S. Healthcare, Inc.                          1,200          43
                                                        --------
                                                           3,863
                                                        ========
Financial Services - 3.8%
Advanta Corp. "A"                              3,000         135
AFLAC Inc.                                     3,600         149
American International Groups, Inc.              800          68
First USA, Inc.                                  400          22
Mercury Finance Co.                              200           5
SunAmerica, Inc.                                 700          44
                                                        --------
                                                             423
                                                        ========
Utilities/Telecommunications - 8.3%
Ameritech Corp.                                4,600         240
California Energy Co., Inc. (b)                8,500         174
Century Telephone Enterprise                   3,400         103
Enron Corp.                                    7,300         245
Nova Corp.                                     3,100          24
Panhandle Eastern Corp.                          400          11
Telephone & Data Systems, Inc.                 1,000          42
Vodafone Group PLC                             1,600          66
Williams Companies, Inc.                         600          23
                                                        --------
                                                             928
                                                        ========
Basic Materials - 5.1%
Bowater, Inc.                                  2,300         107
Cabot Corp.                                    1,400          74
Monsanto Co.                                     200          20
Morton International, Inc.                     1,600          50
Norsk Hydro A/S ADR                            2,700         116
Owens Illinois, Inc. (b)                       3,600          46
Willamette Industries, Inc.                    2,400         160
                                                        --------
                                                             573
                                                        ========
Capital Goods - 9.0%
Browning-Ferris Industries, Inc.               5,400         164
Federal Signal Corp.                           6,300         140
General Electric Corp.                         5,100         325
Georgia-Pacific Corp.                            900          79
Thermo Electron Corp. (b)                      4,000         186
Trimas Corp.                                   5,200         108
                                                        --------
                                                           1,002
                                                        ========
Services - 2.0%
Federal Express Corp. (b)                        300          25
Olsten Corp.                                   1,500          58
Pittston Services Group                        2,200          60
Tyco International, Ltd.                       1,300          82
                                                        --------
                                                             225
                                                        --------
Total Common Stocks                                       11,086
                                                        ========
(Cost $8,917)

Short-term Investments - 0.7%
                                                       Principal
                                                         Amounts
Repurchase Agreement - 0.7%                              (000's)
State Street Bank
  5.250% due 10/02/95                       $     74          74
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $78,279. Repurchase
  proceeds are $74,032)
                                                        --------
Total Short-Term Instruments                                  74
                                                        ========
(Cost $74)

================================================================
Total Investments (a) - 99.8%                          $  11,160
(Cost $8,991)

Other Assets and Liabilities (Net) - 0.2%                     20
                                                        --------

Net Assets - 100.0%                                    $  11,180
                                                        ========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                            $   2,265

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                         (96)
                                                        ---------
    Unrealized appreciation-net                        $   2,169
                                                        =========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                  Short-Term Instruments   22.0%
                                                                 Foreign    5.0%
                                               Corporate Bonds and Notes   19.9%
                                              Mortgage-Backed Securities   52.3%
                                                        Sovereign Issues    3.9%

StocksPLUS Fund
September 30, 1995 (unaudited)

                                               Principal
                                                  Amount         Value
                                                  (000's)        (000's)
========================================================================
Corporate Bonds and Notes - 19.9%

Banking and Finance -14.5%

Advanta Corp.
  7.260% due 10/15/96                         $    1,500     $    1,515
Capital One Bank
  6.250% due 07/11/96 (b)                            600            600
  6.436% due 07/30/96 (b)                            500            499
Den Danske Bank
  6.000% due 06/30/00 (b)                            450            455
Ford Motor Credit Corp.
  5.940% due 11/09/98 (b)                            500            496
  6.540% due 03/30/99 (b)                            250            247
  6.595% due 04/05/99 (b)                            340            341
Home Savings of America
 10.500% due 06/12/97                              1,750          1,779
Kansallis-Osake
  8.438% due 09/30/43 (b)                          1,500          1,538
Lehman Brothers, Inc.
  7.680% due 02/12/96                              1,750          1,758
Salomon, Inc.
  6.375% due 02/05/96                                500            499
  6.870% due 10/21/96                                500            497
  6.794% due 04/05/99 (b)                            500            483
                                                             ----------
                                                                 10,707
                                                             ----------

Industrials - 3.4%

Avencor Ltd.
  9.220% due 06/30/96                              1,000          1,024
Occidental Petroleum
 11.750% due 03/15/11                                750            804
Time Warner, Inc.
  6.835% due 08/15/00                                688            689
Time Warner, Inc.
  7.975% due 08/15/04                                  1              1
                                                             ----------
                                                                  2,518
                                                             ----------

Utilities - 2.0%

CMS Energy
  9.500% due 10/01/97                                250            258
Cleveland Electric Illuminating Co.
  8.170% due 11/30/98                              1,000            997
Transcontinental Gas Pipeline
  9.000% due 11/15/96                                200            206
                                                             ----------
                                                                  1,461
                                                             ----------
Total Corporate Bonds and Notes                                  14,686
                                                             ==========
(Cost $14,637)

Mortgage-Backed Securities - 52.3%

Federal Home Loan Mortgage Corp. - 7.2%

  8.500% due 11/13/25                              1,000          1,035
  8.215% due 06/01/22 (b)                          1,900          1,953
  7.634% due 12/01/22 (b)                          2,254          2,328
                                                             ----------
                                                                  5,316
                                                             ----------

Federal National Mortgage Assn. - 4.8%

  9.000% due 01/01/99                                104            106
  7.388% due 05/01/22 (b)                          1,133          1,150
  6.962% due 02/01/25 (b)                          2,266          2,317
                                                             ----------
                                                                  3,573
                                                             ----------
                                               Principal
                                                  Amount         Value
                                                  (000's)        (000's)
========================================================================
Government National Mortgage Assn. - 9.2%

  6.500% due 08/20/24 (b)                     $    1,644     $    1,665
  7.000% due 08/20/24 (b)                             92             94
  6.500% due 07/20/24 (b)                          4,961          5,024
                                                             ----------
                                                                  6,783
                                                             ----------
Collateralized Mortgage Securities Corp. - 17.2%

Bank Mart
  7.476% due 03/01/19 (b)                          2,966          2,968
Countrywide
  6.500% due 02/25/24                              2,826          2,814
Citicorp Mortgage
  9.500% due 11/25/17                              1,405          1,457
Collateralized Mortgage Securities Corp.
  7.363% due 09/25/18 (b)                            137            137
  8.000% due 09/25/21                                 81             81
  9.250% due 12/20/04                                 79             81
Donaldson, Lufkin & Jenrette
  7.440% due 10/17/20 (b)                            664            670
Federal Home Loan Mortgage Corp.
  5.750% due 03/15/00                              1,284          1,280
Federal National Mortgage Assn.
  8.500% due 11/25/05                                194            194
  8.400% due 04/25/25                                759            765
Greenwich
  7.456% due 10/25/22 (b)                             95             95
Resolution Trust Corp.
  7.054% due 05/25/21 (b)                            102            102
  7.000% due 10/25/24 (b)                            850            847
SKW Realty L.P.
  9.050% due 04/15/04                              1,000          1,001
Salomon Mortgage
  7.000% due 07/25/24                                110            110
Sears Mortgage
  8.548% due 05/25/32                                 63             66
                                                             ----------
                                                                 12,668
                                                             ----------

Other Mortgage-Backed Securities - 12.0%

California Federal Savings & Loan
  6.679% due 01/01/19 (b)                            119            118
Fund America
  7.583% due 06/25/23 (b)                            312            319
Great Western Savings & Loan
  6.660% due 01/25/18 (b)                            139            138
J.P. Morgan & Co.
  6.576% due 01/25/18 (b)                          1,417          1,418
MBLAC - NY REO Associates L.P.
  9.375% due 02/08/98 (b)                          1,770          1,771
Neutron - Uniprop Inc.
  8.430% due 12/15/25                                850            769
Resolution Trust Corp.
  7.259% due 12/25/23 (b)                            139            140
Structured Asset Securities Corp.
  7.107% due 09/25/36 (b)                          1,995          2,013
Western Federal Savings & Loan
  6.475% due 10/25/18 (b)                            977            974
  7.090% due 03/25/19 (b)                            128            128
  6.830% due 06/25/19 (b)                          1,071          1,069
                                                             ----------
                                                                  8,857
                                                             ==========

Stripped Mortgage-Backed Securities - 1.8%

Federal Home Loan Mortgage Corp. (IO)
  7.000% due 08/15/13                                656             46
  7.000% due 01/15/08                              2,604             61
Federal National Mortgage Assn. (IO)
  7.000% due 07/25/06                              1,888            211
  7.500% due 08/25/10                              2,095             73
  7.000% due 07/25/21                              2,650            426

                                               Principal                Value
                                                  Amount              (000's)
                                                 (000's)
================================================================================
  7.000% due 03/25/07                         $    3,854           $       53
  6.000% due 11/25/00                              1,792                  219
Residential Funding (IO)
  6.750% due 01/25/24                              3,321                   56
Prudential Home (IO)
  4.299% due 02/25/22                                 68                  184
                                                                   ----------
                                                                        1,329
                                                                   ----------
Total Mortgage-Backed Securities                                       38,526
                                                                   ==========
(Cost $38,434)

 Soverign Issues - 3.9%

Banco Latino
  6.875% due 05/23/96 (b)                          1,000                  999
United Mexican States
  11.188% due 07/21/97                             1,840                1,872
                                                                   ----------
Total Sovereign Issues                                                  2,871
                                                                   ==========
(Cost $2,874)

 Foreign Currency-Denominated Issues (h) - 5.0%

Kingdom of Spain
  11.450% due 08/30/98                       SP   62,500                  518
Commonwealth of Canada
  8.000% due 03/15/97                        C$    4,000                3,027
Republic of Italy
  9.188% due 09/01/05                        IL  240,000                  140
                                                                   ----------
Total Foreign Currency-Denominated Issues                               3,685
                                                                   ==========
(Cost $3,649)


 Short-Term Instruments - 22.0%

Discount Notes - 18.6%

AT&T Corp.
  5.700% due 10/31/95                         $    1,500                1,493
  5.710% due 11/03/95                                500                  497
  5.640% due 11/22/95                              1,200                1,190
General Electric Capital Corp.
  5.740% due 10/06/95                                 50                   50
KFW International Financial
  5.700% due 10/23/95                              2,000                1,993
Province of British Columbia
  5.625% due 10/05/95                                300                  300
Motorola, Inc.
  5.700% due 10/26/95                              1,600                1,594
Pitney Bowes Credit, Inc.
  5.710% due 10/23/95                                500                  498
  5.670% due 11/29/95                                165                  163
Province of Alberta
  5.640% due 11/10/95                                900                  895
USX Corp.
  6.192% due 10/30/95                              2,000                1,990
U.S. West Communications
  5.720% due 10/05/95                              2,000                1,999
  5.685% due 10/06/95                              1,000                  999
                                                                   ----------
                                                                       13,661
                                                                   ----------
                                               Principal                Value
                                                  Amount              (000's)
                                                 (000's)
================================================================================
Repurchase Agreement  - 1.4%
State Street Bank
  5.250% due 10/02/95                         $    1,047           $    1,047
                                                                   ----------
    (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,069,818. Repurchase
  proceeds are $1,047,458)

U.S. Treasury Bills  - 2.0%
  5.743% due 10/26/95 - 02/08/96 (d) (e)           1,490                1,477
                                                                   ----------
Total Short-Term Instruments                                           16,185
                                                                   ==========
(Cost $16,184)

TOTAL INVESTMENTS (A) - 103.1%                                     $   75,953
(Cost $75,778)


WRITTEN OPTION (F) - 0.0%                                                 (24)
(Premium $50)


OTHER ASSETS AND LIABILITIES (NET) (G) - (3.1%)                        (2,242)

                                                                   ----------
NET ASSETS - 100.0%                                                $   73,687
                                                                   ==========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                        $      329

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (154)
                                                                   ----------

    Unrealized appreciation-net                                    $      175
                                                                   ==========

(b) Variable rate security. The rate listed is as of September 30, 1995.

(c) Foreign currency forward contracts outstanding at September 30, 1995:

                       Principal
                         Amount
                     Covered by      Expiration                    Unrealized
Type                   Contract           Month                 Apppreciation
--------------------------------------------------------------------------------
Buy         JY            2,561           10/95                    $        4
Sell        SP           62,108           10/95                             5
                                                                   ----------
                                                                   $        9
                                                                   ==========

(d) Securities with an aggregate market value of $1,477 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:


                                                                     Unrealized
Type                                  Contracts                    Appreciation
--------------------------------------------------------------------------------
S & P 500 Index (12/95)                     113                    $          0

(e) Securities are grouped by coupon rate and represent a range of maturities.

StocksPLUS Fund

September 30, 1995 (unaudited)
=============================================================================

(f) Premium received on Written Option:


                                                     Premium         Market
Type                                       Par      Received          Value
---------------------------------------------------------------------------
Put MATIF PIBOR
    Strike @ 93.00 Exp. 12/18/95 FF     90,000     $      50      $      24


(g) Swap agreements outstanding at September 30, 1995:

                                        Notional                 Unrealized
Type                                     Amount                Appreciation
---------------------------------------------------------------------------
Receive total return on S & P 500
Index and pay floating rate based
on 1 month LIBOR

Broker:  Lehman Brothers
Finance, S.A. Exp. 12/30/95          $    10,000                 $      388

Broker:  Morgan Stanley Capital Services
Exp. 3/29/96                              17,500                        446

Broker:  Deutsche Bank AG London
Exp. 12/29/95                             10,000                        391
                                                                 ----------
                                                                 $    1,225
                                                                 ==========

(h) Principal amount denoted in indicated currency:

    C$ - Canadian Dollar
    FF - French Franc
    JY - Japanese Yen
    SP - Spanish Peseta
    IL - Italian Lira

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

September 30, 1995 (unaudited)

                 1. Significant Accounting Policies

                 PIMCO Funds (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end investment management company. The Trust currently consists of 19 separate investment funds (the "Funds"): the Total Return Fund; the Total Return Fund II; the Total Return Fund III; the Low Duration Fund; the Low Duration Fund II; the Low Duration Fund III; the Short-Term Fund; the Long-Term U.S. Government Fund; the Foreign Fund; the Global Fund: the High Yield Fund; the Growth Stock Fund; the StocksPLUS Fund; the VersaSTYLE Equity Fund; the Moderate Duration Fund; the Commercial Mortgage Securities Fund; the Income and Capital Preservation Fund; the Income and Capital Preservation Fund II; and the International Fund (available only to private account clients of PIMCO). The annual reports for the International, VersaSTYLE Equity and Total Return II Funds are provided separately. The Moderate Duration, Commercial Mortgage Securities, Low Duration III, and Income and Capital Preservation Funds had not commenced operations as of September 30, 1995. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

                 Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

                 Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

                 Dividends and Distributions to Shareholders. Dividends from net investment income of each Fund except the Growth Stock and StocksPLUS Funds are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income of the Growth Stock and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

September 30, 1995 (unaudited)

                 Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

                 Distributions reflected as tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income and accumulated undistributed net realized gains in order to more appropriately conform financial accounting and tax characterizations of dividend distributions.

                 Commencement of Multiclass Operations. On August 23, 1994, each Fund within the PIMCO Funds was authorized to offer investors a choice of two classes of shares, the Institutional Class and the Administrative Class. Each class has equal rights as to assets and voting privileges, while each has exclusive rights with respect to its distribution plan. The Total Return, Low Duration and High Yield Funds commenced multiclass operations on September 7, 1994, December 31, 1994 and January 16, 1995, respectively. None of the other PIMCO Funds had commenced multiclass operations as of September 30, 1995.

                 Income and non-class specific expenses are allocated daily to each class of shares based on the relative value of settled shares as of the beginning of each day. Realized and unrealized capital gains and losses are allocated to each class of shares based on relative net assets as of the beginning of each day adjusted for the prior days capital share activity.

                 Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                 Futures and Options. Each Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

                 Forward Currency Contracts. Each Fund (except the Long-Term U.S. Government, Low Duration II and High Yield Funds) is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                 Swaps. Each Fund is authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.

                 At September 30, 1995, the StocksPLUS Fund was a party to S & P 500 Index swap agreements. The agreements involve the contractual exchange of payments whereby the Fund will receive proceeds based on the total return of the S & P 500 Index and pay an amount based on LIBOR. The differential to be paid or received is recognized daily over the life of the agreement. For the six months ended September 30, 1995, net income of $3,271,236 was derived from the agreements and is included in interest income of the Fund.

                 Short Sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. The Fund will realize a gain (incur a loss) if the market price of the security decreases (increases) between the date of the short sale and the date on which the Fund replaces the borrowed security.

                 A Fund may also sell short "against the box" (i.e. the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). At September 30, 1995, the Foreign and Global Funds were parties to short sales. Included in net unrealized appreciation is unrealized appreciation on short sales of $1,057,277 and $97,883 for the Foreign and Global Funds, respectively.

                 2. Fees, Expenses, And Related Party Transactions

                 Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. Prior to October 1, 1995, the Adviser received a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter (0.45% and 0.40%, respectively, for the StocksPLUS
                 Fund). Effective October 1, 1995, the advisory fee will be 0.25% (0.15% for the Money Market Fund, and 0.40% for the StocksPLUS, Commercial Mortgage Securities and VersaSTYLE Equity Funds).

                 Administration Fee. Pacific Investment Administrative Services Company (the "Administrator"), an affiliate of PIMCO, provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.

                 Effective October 1, 1995, the Trust adopted a "unified fee structure" whereby PIMCO provides services necessary for the operation of the Funds for a single administrative fee. The new administrative fee is 0.20% for the Money Market and Short-Term Funds, 0.18% for the Total Return and Low Duration Funds, 0.30% for the Global Fund and 0.25% for all other Funds.

                 Expenses. The Trust is responsible for the following expenses:
                 (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;
                 (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel

September 30, 1995 (unaudited)

                 retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Dual Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees. Each unaffiliated Trustee received an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds according to their respective net assets.

                 Expense Offset Arrangement. Fees paid indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances. Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

                 Expense Limitation. Prior to adoption of the unified fee structure, the Advisor and the Administrator, in the interest of limiting expenses of the Trust, limited the expenses of each Fund, including the advisory and administrative fees, to 0.50% of its average net assets on an annual basis (except the Foreign, Global and StocksPLUS Funds which have an expense limit of 0.65%), excluding distribution fees of 0.25% relating to the Administrative class.

                 Reimbursement of the Adviser or Administrator for fees foregone or other expenses paid by them pursuant to the expense limitation may be made at a later date when a Fund has reached a sufficient asset size; however, no such later payment will be made if that payment would cause the annual expense ratio of a Fund to exceed the amount of the relevant expense limitation. Additionally, no reimbursement of any amount will be made more than four years after a recognition of the reimbursable amount as a contingent liability of a Fund. As of September 30, 1995, all amounts previously foregone by the Adviser and Administrator have been repaid by the Total Return, Low Duration, Low Duration II, Foreign and High Yield Funds. Cumulative unreimbursed amounts for Total Return III, Short-Term, Long-Term U.S. Government, Global, Growth Stock, and the StocksPLUS Funds were $60,284, $8,191, $129,529, $121,544,
                 $29,546, $71,256, and $90,816 respectively, at September 30,
                 1995. These amounts have been waived as a result of the adoption of the unified fee.

                 Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. Under the contract, all expenses relating to the distribution of Trust shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

                 3. Purchases and Sales of Securities

                 Purchases and sales of securities (excluding short-term investments and securities sold short) for the six months ended September 30, 1995 were as follows ($ in thousands):

                                                         U.S. Government/Agency                   All Other
                                                        -------------------------        -------------------------
                                                        Purchases           Sales        Purchases           Sales
                 -------------------------------------------------------------------------------------------------
                 Total Return Fund                     $6,798,475      $5,551,267       $3,291,300      $2,360,776
                 Total Return Fund III                     86,627          64,791           39,980          22,054
                 Low Duration Fund                      2,170,744       1,472,925          428,041         470,374
                 Low Duration Fund II                     114,792          85,244           81,204          38,622
                 Short-Term Fund                            6,129           6,597           90,517          75,022
                 Long-Term U.S. Gov't Fund                 15,795          10,085            5,659           6,414
                 Foreign Fund                              25,313               0        1,361,327       1,235,443
                 Global Fund                               13,323           9,711          398,091         342,986
                 High Yield Fund                           20,508          19,471          219,071         114,467
                 Growth Stock Fund                              0               0            4,040          10,544
                 StocksPLUS Fund                           18,911           4,142           47,435          35,177

                 4. Transactions in Written Call and Put Options

                 Transaction in written call and put options were as follows ($ in thousands):

                                              Total          Total          Low            Low       Short-       Long-Term
                                             Return     Return III     Duration    Duration II        Term       U.S. Gov't
                                           ------------------------------------ Premium -----------------------------------
                 Balance at 3/31/95        $ 41,662       $   402       $ 2,767       $    129      $    139       $    130
                 Sales                       15,379           238         1,320              0            49            103
                 Closing Buys                (7,953)            0             0              0           (50)          (132)
                 Expirations                (25,975)         (355)       (2,774)          (129)            0              0
                 Exercised                  (11,704)         (131)          (94)             0             0              0
                                           --------------------------------------------------------------------------------
                 Balance at 9/30/95        $ 11,409       $   154       $ 1,219       $      0      $    138       $    101
                                           ================================================================================

                                                                                       Growth
                                            Foreign        Global    High Yield         Stock    StocksPLUS
                 -------------------------------------------------------------------------------------------
                                           ----------------------------- Premium ---------------------------
                 Balance at 3/31/95        $    373       $   102       $    50       $      4      $     45
                 Sales                           41            35           167             12            28
                 Closing Buys                     0             0             0             (3)          (23)
                 Expirations                   (174)          (85)         (196)            (6)            0
                 Exercised                        0           (12)            0             (7)            0
                                           -----------------------------------------------------------------
                 Balance at 9/30/95        $    240       $    40       $    21       $      0      $     50
                                           =================================================================

September 30, 1995 (unaudited)

                 5. Shares of Beneficial Interest

                 The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                 Total          Total                         Low          Low
                 Period Ended                   Return         Return         Total      Duration     Duration            Low
                 September 30, 1995             Inst'l          Admin    Return III        Inst'l        Admin    Duration II
                 ------------------------------------------------------------------------------------------------------------
                 Shares sold                   181,014          5,334         1,825        64,205           71          5,726
                 Issued as reinvestment
                   of dividends                 21,669            120           397         7,097            3            629
                 Shares redeemed               (51,652)          (725)         (878)      (65,931)         (44)        (4,141)
                                               -------------------------------------------------------------------------------
                 Net increase                  151,033          4,729         1,344         5,371           30          2,214
                                               ===============================================================================

                                                                                                          High           High
                 Period Ended                             Long-Term                                      Yield          Yield
                 September 30, 1995         Short-Term   U.S. Gov't         Foreign        Global       Inst'l          Admin
                 ------------------------------------------------------------------------------------------------------------
                 Shares sold                     5,319          1,541         3,549         1,925       12,314              0
                 Issued as reinvestment
                   of dividends                    269             85           696           239        1,711              0
                 Shares redeemed                (5,268)          (812)       (5,954)         (263)      (3,188)            (1)
                                            ----------------------------------------------------------------------------------
                 Net increase (decrease)           320            814        (1,709)        1,901       10,837             (1)
                                            ==================================================================================

                 Period Ended                    Growth
                 September 30, 1995               Stock    StocksPLUS
                 ----------------------------------------------------
                 Shares sold                         9          2,510
                 Issued as reinvestment
                   of dividends                      5            197
                 Shares redeemed                  (441)        (1,031)
                                               -----------------------
                 Net increase (decrease)           427          1,676
                                               =======================

                                                   Total          Total                         Low            Low
                 Year or Period                   Return         Return          Total     Duration       Duration            Low
                 Ended March 31, 1995             Inst'l      Admin (a)     Return III       Inst'l      Admin (b)    Duration II
                 -----------------------------------------------------------------------------------------------------------------
                 Shares sold                     311,014            929          4,327      140,563             79          8,010
                 Issued as reinvestment
                   of dividends                   31,143             15            599       11,769              1            900
                 Shares redeemed                (108,135)           (41)        (4,489)    (142,193)            (1)        (5,641)
                                              -----------------------------------------------------------------------------------
                 Net increase                    234,022            903            437       10,139             79          3,269
                                              ===================================================================================

                                                                                                              High           High
                 Year or Period                               Long-Term                                      Yield          Yield
                 Ended March 31, 1995         Short-Term     U.S. Gov't        Foreign       Global         Inst'l      Admin (c)
                 ----------------------------------------------------------------------------------------------------------------
                 Shares sold                      26,893          2,260          6,263        4,460         21,402              4
                 Issued as reinvestment
                   of dividends                      576            125          1,796          590          2,648              -
                 Shares redeemed                 (25,641)        (1,708)       (32,201)      (1,408)       (12,668)             -
                                               ----------------------------------------------------------------------------------

                 Net increase (decrease)           1,828            677        (24,142)       3,642         11,382              4
                                               ==================================================================================

                 Year or Period                   Growth
                 Ended March 31, 1995              Stock     StocksPLUS
                 ------------------------------------------------------
                 Shares sold                          69          2,821
                 Issued as reinvestment
                   of dividends                      102            222
                 Shares redeemed                    (713)          (113)
                                               -------------------------
                 Net increase (decrease)            (542)         2,930
                                               =========================

                 (a) From commencement of operations, September 7, 1994.
                 (b) From commencement of operations, December 31, 1994.
                 (c) From commencement of operations, January 16, 1995.

                 6. Reorganization

                 The Trust entered into an Agreement and Plan of Reorganization with PIMCO Advisors Institutional Funds, another registered open-end investment company, pursuant to which two of its series, the Money Market Fund and PIMCO Managed Bond and Income Fund, transferred all of their respective assets, subject to any liabilities, to the Trust on November 1, 1995. These funds were renamed PIMCO Money Market Fund and PIMCO Total Return Fund II. A non-operational series of the Trust formerly known as the PIMCO Total Return Fund II was liquidated prior to November 1, 1995.

ABOUT THE PIMCO FUNDS


                 Launched in 1987, the PIMCO Funds are no-load, open-end institutional mutual funds designed to provide access to the investment advisory services offered by Pacific Investment Management Company. With a minimum initial investment requirement of $1,000,000, the PIMCO Funds are offered primarily to institutions and high net-worth individuals, although shares of the Funds may also be purchased at lesser minimum initial investments through certain discount brokers.

                 The investment objective of the PIMCO Short-Term and PIMCO Money Market Funds is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. The investment objective of the remaining PIMCO Fixed Income Funds is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The investment objective of the PIMCO Growth Stock Fund is to seek long-term growth of capital, while that of the PIMCO StocksPLUS Fund is to seek to achieve a total return which exceeds the total return performance of the S&P 500 Index.

                 The following table summarizes the primary characteristics of each of the PIMCO Funds. To receive additional information about the Funds, including a prospectus, please call 1-800-927-4648.

                  ==================================================================================================================
                        Fund                 Duration              Credit Quality                  Primary Investments
                  ==================================================================================================================
                  Total Return               3-6 years            B to Aaa; max 10%        Intermediate maturity fixed income
                                                                      below Baa            securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Total Return Fund, with quality
                  Total Return II            3-6 years               Baa to Aaa            and foreign issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Total Return Fund, with
                  Total Return III           3-6 years            B to Aaa; max 10%        prohibitions on firms engaged in socially
                                                                      below Baa            sensitive practices
                  ------------------------------------------------------------------------------------------------------------------
                                                                 B to Aaa; max 10%        Short and intermediate maturity fixed
                  Low Duration               1-3 years               below Baa            income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Low Duration Fund, with quality
                  Low Duration II            1-3 years                A to Aaa             and foreign issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Money market instruments and short
                  Short-Term                 0-1 year                 below Baa            maturity fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                                           (is less than           Min 95% Aaa or
                  Money Market             or equal to)           Prime 1; (is less        Money market instruments
                                              90 days             than or equal to)
                                           dollar-weighted        5% Aa or Prime 2
                                           avg. maturity
                  ------------------------------------------------------------------------------------------------------------------
                  Long-Term                 min 8 years               A to Aaa             Long-term maturity fixed income
                  U.S. Government                                                          securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Intermediate maturity foreign fixed
                  Foreign                    3-6 years                below Baa            income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Intermediate maturity U.S. and foreign
                  Global                     3-8 years                below Baa            fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; min 65%        High yield fixed income securities
                  High Yield                 2-6 years                below Baa            ("junk bonds")
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Common stocks believed to have above-
                  Growth Stock                  n/a                      n/a               market appreciation potential over full
                                                                                           market cycle
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        S&P 500 stock index derivatives backed by
                  StocksPLUS                 0-1 year                 below Baa            portfolio of a short-term fixed income
                                                                                           securities
                  ------------------------------------------------------------------------------------------------------------------


Trustees and Officers
  Brent R. Harris  Chairman and Trustee
  Guilford C. Babcock  Trustee
  Vern O. Curtis  Trustee
  Thomas P. Kemp  Trustee
  William J. Popejoy  Trustee
  R. Wesley Burns  President
  Garlin Flynn  Secretary
  John P. Hardaway  Treasurer

Investment Advisor and Administrator
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 360
  Newport Beach, California 92660

Transfer Agent and Custodian
  Investors Fiduciary Trust Company
  127 West 10th Street
  Kansas City, Missouri 64105

Counsel
  Dechert Price & Rhoads
  1500 K Street N.W.
  Washington, D.C. 20005

Independent Accountants
  Price Waterhouse LLP
  1055 Broadway
  Kansas City, MO 64105

                                   P I M C O

                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648









This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

SEMI-ANNUAL REPORT                                            SEPTEMBER 30, 1995




                                     PIMCO


                              INTERNATIONAL FUND

CONTENTS
Chairman's Message                      1
Statement of Assets and Liabilities     2
Statement of Operations                 3
Statement of Change in Net Assets       4
Financial Highlights                    5
Schedule of Investments                 6
Notes to the Financial Statements      10

CHAIRMAN'S MESSAGE

Dear Client:

We are pleased to present this semi-annual report for the six-month period ended September 30, 1995. The International Fund is offered exclusively to our separate account clients in order to provide an efficient vehicle for opportunistic investment in foreign fixed income markets.

PIMCO began reallocating client assets to the International Fund in early May, pushing total assets to exceed $2.2 billion by the end of September from an April low of less than $50 million. This dramatic shift reflects PIMCO's bullish outlook for foreign bonds, particularly intermediate and long-term German, Finnish and Danish issues. Our outlook takes into account low inflation rates, slowing economic growth, and our belief that European central banks will lower interest rates in an effort to bolster flagging economies. While our shift into foreign assets was not immediately beneficial, strong third quarter returns in the International Fund provided a significant boost to overall performance in client accounts.

Below is a summary of the International Fund's total return performance compared to relevant market indices. Performance is net of fees and reflects the reinvestment of dividends.

Cumulative Returns from Inception through September 30, 1995

                     [Table appears here]

Annualized Returns Ended 9/30/95

                                        Since
                 1 Yr.  3 Yrs.  5 Yrs.  Inception
International
Fund (%)        13.35    6.36    8.26    7.50

Salomon World
Bond Index (%)  16.34    8.49    9.52    7.82

Lehman Gov't/
Corp. Index (%) 14.35    6.90    9.89    9.11

               [Graph appears here]

           International    Salomon         LBGC
Month      Unit             Foreign
           Value            Hedged

12/31/89   1,000,000        1,000,000       1,000,000
12/31/90   1,070,758        1,033,413       1,082,841
12/31/91   1,223,513        1,148,200       1,257,457
12/31/92   1,309,150        1,238,152       1,352,790
12/31/93   1,496,037        1,400,508       1,502,023
12/31/94   1,353,748        1,348,529       1,449,322
09/30/95   1,515,817        1,541,829       1,651,278

The line graph depicts the value of $1,000,000 invested at the Fund's inception in December 1989 and held through September 1995, compared to the Salomon Brothers Non - $ U.S. World Government Bond - 10 Currency Hedged Index and the Lehman Brothers Government/Corporate Index, each an unmanaged market index.

Thank you for granting us authority to invest in the International Fund on your behalf. We remain confident that an allocation to international fixed income markets is the best course for the long-term investor.

Sincerely,

/s/  Brent R. Harris

BRENT R. HARRIS
Chairman of the Board
November 20, 1995

Statement of Assets and Liabilities

September 30, 1995 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                     $ 3,223,636
Cash and foreign currency                                       1,159
Receivable for investments and foreign currency sold          870,528
Interest and dividends receivable                              98,268
Other assets                                                        4
                                                            4,193,595

Liabilities:

Payable for investments purchased                           1,983,086
Written options outstanding                                        74
Payable for Fund shares redeemed                               13,000
Accrued investment adviser's fee                                  463
Accrued administrator's fee                                       208
Variation margin payable                                          660
Other accrued expenses and liablities                             215
                                                            1,997,706

Net Assets                                                $ 2,195,889

Net Assets Consist of:

Paid in capital                                           $ 2,205,973
Undistributed net investment income                            46,950
Accumulated undistributed net realized loss                   (30,730)
Net unrealized depreciation                                   (26,304)
                                                          $ 2,195,889

Shares Issued  and Outstanding                                276,281

Net Asset Value, Offering and Redemption Price            $      7.95
Per Share (Net Assets Per Share Outstanding)

Cost of Investments Owned                                   3,194,377

Cost of Foreign Currency Held                                   1,184

See Notes to Financial Statements

Statement of Operations

For the six months ended September 30, 1995 (unaudited)

$ in thousands

Investment Income:

Interest                                                    $ 50,154

Expenses:

Investment advisory fees                                       1,889
Administration fees                                              752
Custodian and transfer agent fees                                434
Audit fees                                                        43
Legal fees                                                        26
Trustees' fees                                                     3
Miscellaneous                                                     18
     Total expenses                                            3,165
Fees paid indirectly                                              (5)
     Net expenses                                              3,160

Net Investment Income                                         46,994

Net Realized and Unrealized Gain (Loss)

Net realized gain on investments                               6,666

Net realized gain on futures contracts and written options     1,195

Net realized gain on foreign currency transactions            46,358

Net change in unrealized appreciation on investments          29,222

Net change in unrealized depreciation on futures contracts
and written options                                           (1,027)

Net change in unrealized depreciation on translation of
assets and Liabilities denominated in foreign currencies     (55,136)

Net Gain                                                      27,278

Net Increase in Assets Resulting from Operations            $ 74,272

See Notes to Financial Statements

Statement of Changes in Net Assets

$ in thousands
                                          Six months ended        Year Ended
                                          September 30, 1995      March 31,1995
                                             (unaudited)

Increase (Decrease) in Net Assets from:

Operations

Net investment income                          $   46,994         $   25,941
Net realized gain (loss)                           54,219           (108,960)
Net change in unrealized appreciation             (26,941)             9,680
(depreciation)
Net increase (decrease) resulting from             74,272            (73,339)
operations

Distributions to Shareholders

From net investment income                              0            (35,032)
From net realized capital gains                         0                  0
Total distributions                                     0            (35,032)

Fund Share Transactions

Receipts for shares sold                        2,244,751             50,047
Issued as reinvestment of distributions                 0             33,847
Cost of shares redeemed                          (169,084)        (2,226,551)
Net increase (decrease) resulting from          2,075,667         (2,142,657)
Fund share transactions

Total Increase (Decrease) in Net Assets       $ 2,149,939        $(2,251,028)

Net Assets

Beginning of period                           $    45,950        $ 2,296,978
End of period *                                 2,195,889             45,950

* Including undistributed net
      Investment income of:                   $    46,950         $      (44)


See Notes to Financial Statements

Financial Highlights

Selected Per Share Data           9/30/95
for the Year or                 (unaudited)  3/31/95    3/31/94      3/31/93      3/31/92     3/31/91
Period Ended:
Net asset value beginning
of period                       $     7.44   $  9.93   $    10.53   $    10.02   $     9.94   $   9.78

Net investment income                 0.18      2.18         0.47         0.62         0.79       0.79

Net realized and
unrealized gain                       0.33     (2.41)        0.24         0.42         0.27       0.30

Total income (loss) from
investment operations                 0.51     (0.23)        0.71         1.04         1.06       1.09

Dividends from net
investment income                     0.00     (2.26)       (0.96)       (0.48)       (0.78)     (0.83)

Distributions from net
realized capital gains                0.00      0.00        (0.35)       (0.05)       (0.20)a    (0.10)

Total distributions                   0.00     (2.26)       (1.31)       (0.53)       (0.98)     (0.93)

Net asset value end of period   $     7.95   $  7.44   $     9.93   $    10.53   $    10.02   $   9.94

Total return (%)                      6.85     (1.27)        6.54        10.61        10.97      11.55

Net assets end of
period (000's)                  $2,195,889   $45,950   $2,296,978   $2,589,677   $1,314,661   $609,660

Ratio of expenses to
average net assets (%)                0.46(b)   0.43         0.43         0.46         0.51       0.55

Ratio of net investment
income to average net
assets (%)                            6.92(b)   5.90         5.51         6.67         8.24       8.23

Portfolio turnover rate (%)            627       674          370          301          201        202

(a) Gain distribution includes $0.14 per share characterized for tax purposes as distributions from ordinary income.
(b)  Annualized.


See Notes to Financial Statements

Schedule of Investments

September 30, 1995
(unaudited)

                             Principal    Value
                               Amount     (000's)
                              (000's)

ARGENTINA (c)(e) - 0.2%

Republic of Argentina
 19.100% due 05/01/01  AP      6,700     $  3,910
                                         --------
Total Argentina                             3,910
                                         ========
(Cost $3,886)

CANADA (c)(e) -  3.1%

Government of Canada
 9.000%  due  12/01/04  C$     2,500        2,014
 8.750%  due  12/01/05        82,900       66,048
                                         --------
Total Canada                               68,062
                                         ========
(Cost $64,431)

DENMARK (c)(e) -  3.9%

Government of Denmark
 7.000%  due  11/10/24 DK    570,000       84,940
                                         --------
Total Denmark                              84,940
                                         ========
(Cost $83,557)

FINLAND (c)(e) -  13.9%

Government of Finland
 10.000%  due  09/15/01  FM  253,000       65,229
 9.500%  due  03/15/04       931,000      239,150
                                         --------
Total Finland                             304,379
                                         ========
(Cost $296,270)

FRANCE (c)(e) -  0.9%

Government of France
 7.750%  due  10/25/05  FF   100,370       20,700
                                         --------
Total France                               20,700
                                         ========
(Cost $20,668)

GERMANY (c)(e) -  40.1%

German Unity Fund
 8.000%  due  01/21/02  DM    4,000        $3,039
Government of Germany
 8.375%  due  05/21/01       60,000        46,417
 8.000%  due  07/22/02       99,000        75,341
 7.500%  due  11/11/04       78,000        57,493
 7.375%  due  01/03/05      350,000       256,022
 6.000%  due  06/20/16      160,000        96,067
 6.250%  due  01/04/24      575,500       346,750
                                         --------
Total Germany                             881,129
                                         ========
(Cost $875,401)

IRELAND (c)(e) -  6.0%

Irish Gilt
 9.750%  due  06/01/98  IP   36,000        55,709
 6.250%  due  04/01/99       45,000        77,131
                                         --------
Total Ireland                             132,840
                                         ========
(Cost $130,071)

PANAMA  -  0.1%

Bladex
 6.875%  due  05/23/96        2,000         1,999
                                         --------
Total Panama                                1,999
(Cost $1,999)

NETHERLANDS (c)(e) - 7.0%

Government of Netherlands
 9.000%  due  05/15/00  NG    2,400         1,697
 7.000%  due  06/15/05       50,000        32,004
 8.250%  due  02/15/07      171,800       119,094
                                         --------
Total Netherlands                         152,795
                                         ========
(Cost $144,946)

                          Principal      Value
                            Amount      (000's)
                           (000's)
SPAIN (c)(e) -  12.2%

 7.300%  due  07/30/97     500,000     $103,892
 10.000%  due  02/28/05    450,000      164,797
                                       --------
Total Spain                             268,689
                                       ========
(Cost $269,175)

UNITED KINGDOM (c)(e) - 2.7%

United Kingdom Gilt
 6.000%  due  08/10/99  BP  40,000       60,117
                                       --------
Total United Kingdom                     60,117
                                       ========
(Cost $60,245)

UNITED STATES -  31.0%

Corporate Bonds and Notes -  3.9%

Ford Motor Credit Corp.
 5.570%  due  03/23/99 (g)  12,500       12,362
General Motors
Acceptance Corp.
 4.625%  due  02/09/96        7,700       7,666
 5.500%  due  03/21/96        8,000       7,986
 8.800%  due  04/04/96        5,100       5,169
 8.125%  due  01/27/97       48,700      49,877
Long Island Lighting
Co.
 8.750%  due  05/01/96        2,000       2,025
Occidental Petroleum
 11.750%  due  03/15/11         250         268
                                       --------
                                         85,353
                                       ========

Mortgage-Backed Securities -  27.1%

Federal Home Loan Mortgage Corp.
 6.429%  due  01/01/20-
  06/01/30 (f)(g)           43,279       43,327
 7.345% due 08/01/24(g)      8,509        8,732
 7.573% due 01/01/24(g)      6,581        6,805
 7.574% due 02/01/24(g)      6,879        7,038
 7.955% due 08/01/22(g)      4,574        4,756
 8.275% due 06/01/22(g)      8,005        8,191

Federal National Mortgage Assn.
 5.706% due 04/01/24(g)     $5,143       $5,211
 6.395% due 08/25/25(g)     98,890       99,014
 6.429% due 12/01/27(g)     10,733       10,819
 7.166% due 04/01/25(g)     10,373       10,613
 7.575% due 01/01/23(g)      6,299        6,533
 7.599% due 09/01/24(g)      7,110        7,295
 7.624% due 11/01/22(g)      5,036        5,220
 7.627% due 01/01/23(g)      6,516        6,756
 7.831% due 02/01/23(g)     12,737       13,244
 7.867% due 05/01/22(g)     15,135       15,749
 7.909% due 08/01/23(g)      6,221        6,488
 8.297% due 07/01/21(g)      4,229        4,419
Government National Mortgage Assn.
 6.500% due 07/20/23-
  10/20/24 (f)(g)          107,584      109,000
 7.000% due 09/20/23-
  05/20/25 (f)(g)           97,712       99,569
 7.375% due 05/20/23-
  06/20/24 (f)(g)           28,973       29,658
Kearny St. Real Estate Co.
 6.600% due 10/15/02         2,000        1,999
Prudential Home Mortgage
 6.100% due 10/25/24         9,826        9,770
 6.750% due 08/25/08        10,000        9,984
Resolution Trust Corp.
 6.979% due 06/25/21(g)      3,993        3,969
Ryland Acceptance Corp.
 7.873% due 09/25/23(g)     60,436       61,342
                                       --------
                                        595,501
                                       --------
Total United States                     680,854
                                       ========
(Cost $679,916)

PURCHASED OTC OPTIONS(c)(e) -  1.0%

Call - Government of Germany
 6.25% 01/04/24
 Strike @ 74.00 Exp.       251,000       21,865
 10/10/95            DM
Put - Japanese Yen v. U.S. Dollar
 Strike @ 100.00 Exp.
 10/03/95            JY    100,000           64
                                       --------
Total Purchased OTC Options              21,929
                                       ========
(Cost $22,501)

September 30, 1995 (unaudited)

                          Principal
                            Amount       Value
                           (000's)      (000's)

SHORT-TERM INSTRUMENTS -  24.7%

Discount Notes -  24.2%

AT&T Corp.
 5.690% due 10/20/95       2,600       2,593
 5.650% due 11/03/95       4,000       3,980
 5.640% due 11/22/95      43,700      43,351
Associates Corp. of North America
 5.720% due 10/23/95      49,400      49,235
 5.690% due 11/16/95       5,000       4,964
 5.680% due 11/27/95       2,650       2,627
Caisse National Telecom
 5.710% due 10/16/95      15,950      15,915
Emerson Electric
 5.680% due 10/24/95         900         897
Federal National Mortgage Assn.
 5.600% due 10/10/95      16,500      16,479
 5.590% due 10/20/95       2,200       2,194
 5.580% due 10/23/95      12,300      12,260
 5.600% due 11/02/95      11,200      11,146
General Electric Capital Corp.
 5.740% due 10/13/95      22,100      22,061
Hewlett Packard
 5.630% due 11/21/95     102,300     101,500
Motorola
 5.700% due 10/26/95      30,000      29,886
National Rural
Utilities Cooperative
 5.840% due 10/03/95       4,000       3,999
New South Wales Treasury
 5.660% due 11/10/95         700         696
 5.700% due 11/20/95      27,800      27,584
Province of Ontario
 5.840% due 12/07/95       2,100       2,076
Canadian Wheat Board
 5.650% due 11/09/95      43,500      43,241
Proctor & Gamble Co.
 5.630% due 11/17/95       3,750       3,723
Queensland Treasury Corp.
 5.630% due 11/08/95     $ 4,000    $  3,977
 5.630% due 12/12/95      12,500      12,347
Sprint Capital Corp.
 6.030% due 11/20/95      25,000      24,795
Teco Finance, Inc.
 5.660% due 10/12/95       5,600       5,591
USX Corp.
 6.191% due 10/31/95      25,500      25,373
U.S. West Communications
 5.690% due 10/20/95       1,600       1,595
 5.710% due 10/24/95      16,900      16,841
Warner-Lambert Co.
 5.830% due 10/13/95      11,200      11,180
 5.620% due 10/17/95      21,000      20,951
Government of Western Australia
 5.700% due 11/15/95       5,000       4,965
Abbott Laboratories
 5.690% due 10/11/95         400         399
Eli Lilly & Co.
 6.270% due 11/28/95         700         693
                                    --------
                                     529,114
                                    --------

Repurchase Agreement - 0.1%

State Street Bank
 5.250% due 10/02/95       2,405       2,403
 (Dated 9/29/95.
 Collateralized by
 U.S. Treasury Note
 6.625% 03/31/97
 valued at $2,454,078.
 Repurchase proceeds
 are $2,406,052.)

U.S. Treasury Bill - 0.4%

 5.136% due 10/26/95-      9,835       9,776
  2/08/96 (b)(f)
                                    --------
Total Short-Term Instruments         541,293
                                    --------
(Cost $541,311)

September 30, 1995 (unaudited)

TOTAL INVESTMENTS (a) - 146.8%                   3,223,636
(Cost $3,194,377)

WRITTEN OPTIONS (d) -  0.0%                            (74)
(Premiums $40)

OTHER ASSETS AND LIABILITIES (Net) -  6.8%      (1,027,673)
                                               -----------

NET ASSETS -  100.0%                           $ 2,195,889
                                               -----------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net realized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an  excess value over tax cost.
                                                               $ 37,026
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax cost over value.
                                                                 (7,767)
                                                               --------

    Unrealized appreciation-net                                $ 29,259
                                                               ========

(b) Securities with an aggregate market value of $9,776 have been segregated with the custodian to cove margin requirements for the following open future contracts at September 30, 1995:

                                                     Unrealized
                                                  Appreciation/
Type                               Contracts     (Depreciation)
---------------------------------------------------------------
German Gov't 10 Year Bond(12/95)    193             $   100
U.S. Treasury 10 Year Note(12/95)   763                (358)
                                                    -------

                                                    $  (258)
                                                    =======

(c)  Forward currency contracts outstanding at September 30, 1995:

                                                       Unrealized
                                                    Appreciation/
Type                  Amount           Month       (Depreciation)
-----------------------------------------------------------------
Sell       BP         43,101           10/95          $   (798)
Buy        C$        119,358           10/95             1,387
Sell                  87,966           10/95              (138)
Buy        DK        126,960           10/95               249
Sell                 215,737           10/95              (979)
Buy        DM         92,170           10/95               114
Buy                   29,052           11/95               (92)
Sell               1,099,705           10/95           (16,299)
Buy        FF        228,635           09/96             1,331
Sell                 229,320           10/95                42
Buy        FM        321,153           10/95              (147)
Buy                  158,400           09/96               583
Sell                 511,864           10/95            (2,751)
Sell                 315,990           11/95                 0
Buy        IL    181,630,337           09/96               443
Buy        IP         31,646           09/96               950
Sell                  72,617           10/95            (2,304)
Buy        JY        365,901           10/95               (80)
Sell               9,701,970           10/95            (1,147)
Sell       NG        341,271           10/95            (4,413)
Buy        SK        488,907           09/96             1,422
Buy        SP     13,092,361           10/95             3,179
Sell              12,813,475           10/95            (2,959)
                                                     ---------

                                                     $ (22,407)
                                                     =========

(d)  Premiums received on OTC Written Options:

                                                Premium       Market
                                    Par         Received      Value
--------------------------------------------------------------------
Call - Japanese Yen v. U.S. Dollar
Strike @ 92.00 Exp. 10/03/95        100,000        $32          $41

Put - Japanese Yen v. U.S. Dollar
Strike @ 108.00 Exp. 10/03/95       100,000          8           33
                                                   ----------------

                                                   $40          $74
                                                   ================

(e)  Principal amount in indicated currency

     AP   Argentine Peso
     BP   British Pound
     C$   Canadian Dollar
     DK   Danish Kroner
     DM   German Mark
     FM   Finnish Markka
     FF   French Franc
     IP   Irish Punt
     JY   Japanese Yen
     NG   Netherlands Guilder
     SP   Spanish Peseta

(f) Securities are grouped by coupon rate and represent a range of maturities.

(g) Variable rate security. The rate listed is as of September 30, 1995

1. Significant Accounting Policies

The International Fund (the "Fund"), which commenced operations on December 13, 1989, is a series of the PIMCO Funds (the "Trust"). The Trust was organized under the laws of the Commonwealth of Massachusetts on February 19, 1987, and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The following is a summary of significant accounting policies followed in the preparation of the Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees.

Security Transactions and Investment Income. Security transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gain or loss from securities sold are recorded on the identified cost basis.

Dividends and Distributions to Shareholders. The Fund declares and distributes dividends representing substantially all net investment income on a quarterly basis. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once each year. The Fund records distributions to shareholders on the ex-dividend date.

Distributions of foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investment relative to the U.S. dollar, are reported to shareholders as ordinary income distributions in accordance with the provisions of the Internal Revenue Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Income Taxes. It is the Fund's policy to distribute all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal income tax on net investment income and realized or unrealized capital gains.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

Forward Foreign Currency Contracts. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's accounts, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser received a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter. Effective October 1, 1995, the Advisory fee will be 0.25%.

Administration Fee. PIMCO also serves as Administrator, ("Administrator"), and provides administrative services to the Fund for which it received a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets. Effective October 1, 1995, the Fund adopted a "unified fee structure" whereby PIMCO provides services necessary for the operation of the Fund for a single administrative fee. The new administrative fee is 0.25%.

Expense Offset Arrangement. Fees paid indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances. Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

Expense Limitation. Prior to adoption of the unified fee structure, the Adviser and the Administrator, in the interest of limiting expenses of the Fund, agreed to limit the expenses of the Fund, including the advisory and administrative fees, to not more than 0.65% of its average net assets on an annual basis.

Expenses. The Fund is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; and (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles. Each unaffiliated Trustee receives an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds of the Trust according to their respective net assets.

Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Fund's shares. Under the contract, all expenses relating to the distribution of Fund shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

3. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the Fund for the period ended
September 30, 1995 were as follows ($ in thousands):

          Purchases                            Sales
U.S. Government   Other            U.S. Government   Other
$722,335          $10,348,885      $203,710          $8,215,868

4. Transactions in Written Call and Put Options were as follows ($ in thousands):

                                   Premiums
   Balance at March 31, 1995         $ 46
   Sales                                -
   Closing buys                         -
   Expirations                         (6)
   Exercised                            -
   Balance at September 30, 1995     $ 40

5.  Shares of Beneficial Interest

The  Fund  may  issue  an  unlimited  number  of  shares   of
beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (in thousands):

                                             Six months ended
                                            September 30, 1995     Year ended
                                                (unaudited)      March 31, 1995
                                                -----------      --------------
Shares sold                                       291,802              5,258
Shares redeemed                                   (21,700)          (234,125)
Shares issued as reinvestment of dividends              0              3,820
                                                  -------           --------
Net decrease                                      270,102           (225,047)
                                                  =======           ========

Trustees and Officers

     Brent R. Harris Chairman and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     R. Wesley Burns President
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach, California  92660

Transfer Agent and Custodian

     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri  64105

Counsel

     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C.  20005

Independent Accountants

     Price Waterhouse LLP
     1055 Broadway
     Kansas City, MO  64105

                          P I M C O
             840 Newport Center Drive, Suite 360
                  Newport Beach, CA  92660
                       (800) 927-4648


This report is submitted for the general information of the shareholders of the PIMCO International Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

SEMI-ANNUAL REPORT                                            SEPTEMBER 30, 1995

                                     PIMCO


                            VersaSTYLE Equity Fund

Statement of Assets and Liabilities

September 30, 1995 (unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                 $6,129
Receivable for investments sold          144
Receivable from adviser                   19
Interest and dividends
receivable                                15
Other assets                               2
                                      ------
                                       6,309
                                      ======

Liabilities:

Payable for investments
purchased                                136
Accrued investment adviser's fee           2
Accrued administrator's fee                1
Other accrued expenses and
 liabilities                              20
                                      ------
                                         159
                                      ======

Net Assets                            $6,150
                                      ======

Net Assets Consist of:

Paid in capital                       $5,113
Undistributed net investment income        0
Accumulated undistributed net            202
realized gain
Net unrealized appreciation              835
                                      ------

                                      $6,150
                                      ======

Shares Issued  and Outstanding           511
                                      ======

Net Asset Value, Offering and
Redemption Price Per Share
(Net Assets Per Share
Outstanding)                          $12.04
                                      ======

Cost of Investments Owned             $5,294
                                      ======

Cost of Foreign Currency Held             78
                                      ======

See Notes to Financial Statements

Statement of Operations

For the six months ended September 30, 1995 (unaudited)

$ in thousands

Investment Income:

Dividends                            $   70
Interest                                  1
                                     ------
Total Investment Income                  71
                                     ======
Expenses:

Investment advisory fees                 13
Administration fees                       3
Custodian and transfer agent
fees                                     26
Registration fees                         1
Audit fees                                8
Reimbursement from adviser              (33)
                                     ------
 Total expenses                          18
                                     ------
Fees paid indirectly                      0
                                     ------
 Net expenses                            18
                                     ======

Net Investment Income                    53
                                     ======

Net Realized and Unrealized Gain

Net realized gain on investments        345
Net change in unrealized
appreciation on investments             581
                                     ======

Net Gain                                926
                                     ======

Net Increase in Assets
Resulting from Operations            $  979
                                     ======

See Notes to Financial Statements

Statement of Changes in Net Assets

$ in thousands                                           From commencement
                                  Six months ended     on September 30, 1994
                                 September 30, 1995           through
                                     (unaudited)           March 31, 1995
                                     -----------           --------------
Increase in Net Assets from:

Operations

Net investment income                    $ 53                  $ 60
Net realized gain (loss)                  345                  (143)
Net change in unrealized appreciation     581                   254
                                       ------                ------

Net increase resulting from operations    979                   171
                                       ======                ======

Distributions to Shareholders

From net investment income                (53)                  (60)
From net realized capital gains             0                     0
                                       ------                ------
Total distributions                       (53)                  (60)
                                       ======                ======

Fund Share Transactions
Receipts for shares sold                    0                 5,000
Issued as reinvestment of distributions    53                    60
Cost of shares redeemed                     0                     0
                                       ------                ------
Net increase resulting from Fund share
transactions                               53                 5,060
                                       ======                ======

Total Increase in Net Assets              979                 5,171
                                       ======                ======

Net Assets

Beginning of period                    $5,171                $    0
                                       ------                ------
End of period *                         6,150                 5,171
                                       ------                ------

* Including undistributed net
investment income of:                       0                     0

See Notes to Financial Statements

Financial Highlights

                                                           From commencement
                                       Six months ended  on September 30, 1994
                                      September 30, 1995        through
Selected Per Share Data for the          (unaudited)        March 31, 1995
period ended:                            ----------         --------------
Net asset value beginning of period        $10.22              $10.00
Net investment income                        0.10                0.12
Net realized and unrealized gain
 on investments                              1.82                0.22
Total Income from investment
 operations                                  1.92                0.34
Dividends from net investment income        (0.10)              (0.12)
Distributions from net realized
 capital gains                               0.00                0.00
Total distributions                         (0.10)              (0.12)
Net asset value end of period               12.04               10.22
Total return (%)                            18.89                3.44
Net assets end of period (000's)           $6,150              $5,171
Ratio of expenses to average net
 assets (%)                                  0.65 +              0.65 +
Ratio of net investment income to            1.88 +              2.45 +
average net assets (%)
Portfolio turnover rate (%)                    91                 159

+ Annualized

See Notes to Financial Statements

Schedule of Investments

September 30, 1995 (unaudited)

                                              Value
                                       Share  (000's)
Common Stocks - 99.4%

Energy Producers - 2.1%

Amoco                                    500     32
Broken Hill Proprietary Ltd.             200     11
Helmerich & Payne, Inc.                  200      6
Mitchell Energy & Development Corp. "A"  600     11
Mitchell Energy & Development Corp. "B"  500      9
Occidental Petroleum                     500     11
Parker Drilling Co. (b)                3,300     20
Smith International,Inc. (b)             900     16
Union Texas Petroleum Holdings, Inc.     600     11
                                                ---
                                                127
                                                ===

Energy Refiners - 4.6%

British Petroleum Co. PLC                500     45
Exxon Corp.                            1,000     72
Mobil Corp.                              200     20
Royal Dutch Petroleum Co.              1,200    147
Valero Energy Corp.                      100      2
                                                ---
                                                286
                                                ===

Technology - 11.9%

AMP, Inc.                                140      5
Applied Magnetics Corp.(b)               700     11
Automatic Data Processing, Inc.          400     27
Cabletron Systems, Inc.(b)               400     26
Cadence Design Systems,Inc. (b)          400     16
Cheyenne Software, Inc.(b)               800     16
Comdisco, Inc.                           800     24
Continuum. Inc. (b)                      400     15
EMC Corp. (b)                            800     15
Ericsson LM Telefonktiebolaget (b)     1,300     32
General Motors Corp. "E"                 500     23
Hutchinson Technology,Inc. (b)           200     12
International Business Machines Corp.    200     19
Kent Electronics Corp. (b)             1,350     59
Kulicke & Soffa Industries, Inc.(b)      600     22
Kyocera Corp.                            200     34
Logicon, Inc.                          3,200     86
LSI Logic Corp. (b)                      300     17
Microsoft Corp. (b)                      300     27
Motorola, Inc.                           100      8
NEC Corp.                                300     21
Network Equipment Technologies, Inc. (b) 600     25
Parametric Technology Corp. (b)          300     19
Shared Medical Systems Corp.             700     29
Sony Corp.                               200     11
Sterling Software, Inc.(b)               400     18
Structural Dynamics Research Corp. (b) 1,100     20
Symbol Technologies,Inc. (b)             600     20
Systems & Computer Technology Corp. (b)  300      8
Tellabs, Inc. (b)                        300     13
Texas Instruments, Inc.                  200     16
Wyle Electronics                         800     36
                                                ---
                                                730
                                                ===

Consumer Discretionary - 10.2%

PHH Corp.                                500     23
American Business Products, Inc.       2,550     53
Blair Corp.                              900     31
Casey's General Stores,Inc.            1,000     23
CCH, Inc. "B"                          1,700     38
Claire's Stores, Inc.                  1,300     27
Comcast Corp "A"                         200      4
CPI Corp                               2,200     49
Cross (A.T.) Company "A"               1,900     32
Gillette Co.                           1,700     81
Harcourt General, Inc.                   600     25
Hilton Hotels Corp.                      200     13
Jostens, Inc.                          1,000     24

September 30, 1995 (unaudited)

                                                  Value
                                          Share  (000's)
Medicine Shoppe International, Inc.        800     35
National Presto Industries, Inc.           900     40
Nelson Thomas, Inc.                        475     12
Newell Co.                                 500     12
Pulitzer Publishing Co.                    500     26
Robert Half International, Inc.(b)         300     10
Russ Berrie & Co.                        1,100     17
Wolverine World Wide,Inc.                1,850     51
                                                  ---
                                                  626
                                                  ===

Consumer Staples - 11.4%

Alberto-Culver Co. "B"                     300      9
Anheuser Busch Co's Inc.                   400     25
B A T Industries PLC                     1,400     24
Block Drug Co., Inc.                       600     23
Campbell Soup Co.                          300     15
Church & Dwight, Inc.                    3,200     70
Coca-Cola Co.                              600     41
Colgate Palmolive                          300     20
ConAgra, Inc.                              700     28
CPC International, Inc.                    400     26
General Mills, Inc.                        300     17
Hanson PLC                                 500      8
Hershey Foods, Inc.                        300     19
IBP, Inc.                                  400     21
International Flavors & Fragrances, Inc.   400     19
Kellogg Co.                                600     43
Pepsico, Inc.                              500     26
Ralston Purina Co.                         100      6
Richfood Holdings, Inc.                    700     18
Rykoff-Sexton, Inc.                      1,500     35
Sara Lee Corp.                           1,100     33
The Procter & Gamble Co.                   400     31
Unilever N.V.                              200     26
Universal Corp.                          1,000     23
UST, Inc.                                1,400     40
Vons Companies (b)                         600     14
Walgreen Co.                               600     17
Wrigley WM Jr. Company                     500     25
                                                  ---
                                                  702
                                                  ===

Banks - 6.7%

California Federal Bank (b)              3,600     57
City National Corporation                  700      9
Coast Savings Financial,Inc. (b)           600     16
Comerica, Inc.                             600     22
Concord EFS, Inc. (b)                      600     18
Cullen Frost Bankers,Inc.                  600     28
Fifth Third Bancorp                        300     17
First Bank System, Inc.                    500     24
Marshall & Ilsley Corp.                  1,000     25
Morgan J.P. & Co.                          100      8
North Fork Bancorporation, Inc.            500     10
Norwest Corp.                              800     26
Santander Banco                            400     17
Suntrust Banks, Inc.                     1,100     73
TCF Financial Corp.                        600     35
Zions Bancorporation                       400     25
                                                  ---
                                                  410
                                                  ===

Non-Bank Financials - 7.9%

Aegon, N.V.                                500     18
Alex Brown, Inc.                           400     23
CNA Financial Corp. (b)                    300     32
Capstead Mortgage Corp.                  1,200     38
Cigna Corp.                                200     21
CWM Mortgage Holdings, Inc.              4,400     59
Federal National Mortgage Association      300     31
First American Financial Corp.           1,000     24
Foothill Group, Inc. "A"                   700     21
Gallagher Arthur J & Co.                   600     21
General RE Corp.                           200     30
Legg Mason, Inc.                         2,200     65
Merrill Lynch & Co.,Inc.                   600     38
Policy Management Systems Corp. (b)        200     10
Resource Mortgage Capital, Inc.          1,000     20

September 30, 1995 (unaudited)

                                                  Value
                                          Share  (000's)
Washington National Corp.                 1,300     32
                                                   ---
                                                   483
                                                   ===

Electric and Gas - 4.9%

Black Hills Corp.                         1,000     25
Central Maine Power Co.                   5,100     67
Idaho Power Co.                             200      6
New Jersey Resources Corp.                3,200     83
Northwestern Public Services Co.            400     10
Oneok, Inc.                               1,000     23
South Jersey Industries, Inc.             2,000     42
The Southern Co.                            600     14
United Water Resources, Inc.              2,700     34
                                                   ---
                                                   304
                                                   ===

Telecommunications - 7.6%

Ameritech Corp.                           1,500     78
AT&T Corp.                                  300     20
Bell Atlantic Corp.                       1,800    110
Bellsouth Corp.                           1,100     80
Frontier Corp.                              700     19
GTE Corp.                                 1,300     51
SBC Communications, Inc.                  1,800     99
Southern New England                        100      4
Telecom U. S. West, Inc.                    200      9
                                                   ---
                                                   470
                                                   ===

Basic Materials - 7.5%

Air Products & Chemicals, Inc.              400     21
Airgas, Inc. (b)                            800     21
Carpenter Technology Corp.                  600     23
Coeur D Alene Mines Corp.                 1,100     22
Commercial Metals Co.                       100      3
Dexter Corp.                              1,000     26
Domtar, Inc. (b)                          2,000     19
Dravo Corp. (b)                             500      6
Dupont (E.I.) De Nemours                    100      7
Florida Rock Industries,Inc.              1,000     28
Georgia-Pacific Corp.                       100      9
Glatfelter Paper & Products Co.           1,000     23
Hanna (M.A.) Co.                            800     21
Hercules, Inc.                              300     17
Imco Recycling, Inc.                        300      7
Loctite Corp.                               300     15
RPM, Inc. Ohio                            1,100     22
Synalloy Corp.                            1,500     34
Tambrands, Inc.                             400     18
Texas Industries, Inc.                      500     26
The Dow Chemical Co.                        400     30
Univar Corp.                              1,400     20
Varlen Corp.                                550     15
Wallace Computer Service, Inc.              500     29
                                                   ---
                                                   462
                                                   ===

Capital Goods - 10.6%

AAR Corp.                                   600     11
Baldor Electric                           1,200     30
Blount Inc. "A"                             900     43
Champion Enterprises, Inc. "A" (b)          900     18
Donaldson Co., Inc.                         900     22
Electro Scientific Industries (b)           100      3
Fluke Corp.                                 700     27
Graco, Inc.                               2,500     85
Groundwater Technology, Inc. (b)          1,300     17
Keystone International,Inc.                 600     13
Lawson Products, Inc.                       800     22
Loral Corp.                                 500     29
Manitowoc, Inc.                           1,800     53
Oakwood Homes Corp.                         800     28
Regal Beloit Corp.                        2,000     37
Rexel, Inc. (b)                           2,200     22
Rockwell International Corp.                500     24
SPS Technologies, Inc.(b)                   600     23
United States Filter Corp. (b)            2,600     62
Watkins Johnson Co.                         700     38

September 30, 1995 (unaudited)

                                                  Value
                                          Share  (000's)
Zurn Industries                           1,700     43
                                                 -----
                                                   650
                                                 =====

Health Care - 10.9%

Alpharma, Inc. "A"                          400      9
Abbott Laboratories                       1,300     55
Alza Corp. "A" (b)                        1,000     23
American Home Products                      300     25
Bergen Brunswig Corp.                       900     19
Bristol-Meyers-Squibb Co.                   200     15
Cardinal Health, Inc.                       500     28
Cordis Corp. (b)                            300     25
Datascope Corp (b)                          500     10
Eli Lilly & Co.                             200     18
Healthsouth Corp. (b)                     1,100     28
Invacare Corp.                              700     33
Johnson & Johnson                           300     22
Medtronic, Inc.                             600     32
North American Vaccine,Inc. (b)           2,300     26
Pfizer, Inc.                                800     43
Research Industries Corp. (b)             1,400     41
Schering Plough Corp.                       300     15
Sierra Health Services, Inc. (b)            800     20
St. Jude Medical, Inc. (b)                  400     25
Stryker Corp.                               900     42
Sunrise Medical, Inc.(b)                    200      6
Surgical Care Affiliates, Inc.              900     21
U.S. Healthcare, Inc.                       500     18
United Healthcare Corp                      500     24
Universal Health Services, Inc. (b)       1,200     41
Vencor, Inc. (b)                            200      6
                                                 -----
                                                   670
                                                 =====

Automobiles and Transportation - 3.1%

Alaska Air Group, Inc. (b)                1,300     20
American Freigntways Corp. (b)              400      6
American President Co.,Ltd.                 800     23
Clarcor, Inc.                             1,000     24
Cooper Tire & Rubber Co.                    400     10
Genuine Parts Co.                           200      8
Federal Signal Corp.                        600     13
Harper Group, Inc.                          100      2
Kansas City Southern Industries, Inc.       200      9
Mesa Airlines. Inc. (b)                   2,200     22
Superior Industries Int'l, Inc.             700     19
Toyota Motor Corp.                          500     19
TRW, Inc.                                   200     15
                                                 -----
                                                   190
                                                 -----
Total Common Stocks -                            6,110
                                                 =====

                                      Principal
                                       amount
                                       (000's)
Repurchase Agreements - 0.3%

State Street Bank
5.25% due 10/02/95.                        19       19
(Dated 09/29/95.                        -----   ------
Collateralized by
U.S. Treasury Note
6.875% 02/28/97 valued at $20,366.
Repurchase proceeds are $19,008.)

Total Investments (a) - 99.7%                   $6,129
(Cost $5,294)

Other Assets and Liabilities
(Net) - 0.3%                                        21
                                                ------

Net Assets - 100.0%                             $6,150
                                                ------

September 30, 1995 (unaudited)

Notes to Schedule of Investments
($ in thousands):

(a) At September 30, 1995, the net
realized appreciation (depreciation)
of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.           $ 886

Aggregate gross unrealized depreciation
for all investments in which there was an
excess of tax cost over value.                (50)
                                            -----

Unrealized appreciation-net                 $ 836
                                            =====

(b) Non-income producing security.

See Notes to Financial Statements

Notes To Financial Statements
September 30,1995 (unaudited)

1. Significant Accounting Policies

The VersaSTYLE Equity Fund (the "Fund"), which commenced operations on September 30, 1994, is a series of the PIMCO Funds (the "Trust"). The
Trust was organized under the laws of the Commonwealth of Massachusetts on February 19,
1987, and is registered under the Investment
Company Act of 1940, as amended, as a no-load, open-end management investment company.

The   following  is  a  summary  of  significant
accounting policies followed in the preparation of the Fund's financial statements. These policies are in conformity with generally accepted accounting principles.

Security  Valuation.  Portfolio securities and
other  assets for which market quotations are
readily available are stated at market value.
Market value is determined on the basis of last
reported sales prices, or if no sales are
reported,  as is   the  case  for most securities
traded over-the-counter, the  mean  between
representative bid and asked  quotations obtained
from  a  quotation  reporting  system   or   from
established   market   makers.  Fixed   income
securities, including   those  to  be  purchased
under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. equivalents using foreign exchange quotations from independent dealers. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Security   Transactions  and  Investment  Income.
Security transactions  are recorded as of the
trade  date.   Realized gains  and losses from
securities sold are recorded  on  the identified
cost basis. Dividend income is recorded on the ex
dividend  date. Interest income is recorded on
the  accrual basis   and   includes  the
accretion  of   discounts   and amortization of
premiums.

Dividends  and  Distributions  to  Shareholders.
The  Fund declares     and    distributes
dividends    representing substantially  all  net
investment income  on  a  quarterly basis.   Net
long-term capital gains will be distributed  no
less frequently than once each year.  Foreign
exchange gains or  losses on investments and the income
generated from such investments, arising from
fluctuations of exchange rates  of the  non-
dollar denominated investment relative to the
U.S. dollar,  are   reported to shareholders as
ordinary income distributions in accordance with the provisions of the Internal Revenue
Code.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These  differences are primarily due to
differing treatments for such items as wash sales, foreign currency transactions and capital loss carryforwards.

Federal Taxes.  It is the Fund's policy to
distribute all of its taxable income to
shareholders and otherwise comply with the
provisions of the Internal Revenue Code
applicable  to regulated  investment  companies.
Therefore,  no  provision has  been  made  for
federal income tax on  net  investment income
and   realized   or   unrealized   capital
gains.

Futures  and Options. The Fund is authorized to
enter  into futures contracts and options.  The
primary risks associated with  the use of
futures contracts and options are imperfect
correlation between the change in market value
of the securities held  by  the  Fund and the prices
of futures contracts  and options, and the
possibility of an illiquid market.  Futures
contracts and purchased options are valued based
upon  their quoted daily settlement prices.  The
premium received for  a written  option  is
recorded as  an  asset  with  an  equal
liability  which is marked to market based on
the  option's daily  settlement  price.
Fluctuations  in  value  of  such instruments
are   recorded  as   unrealized   appreciation
(depreciation) until terminated at which time realized gains and losses are recognized.

Foreign Currency Contracts.  The Fund is
authorized to enter into  forward foreign
exchange contracts as a hedge  against either
specific transactions or portfolio positions or
for purposes  of  increasing exposure to  a
particular  foreign currency.   The aggregate
principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's accounts, while such amounts are not recorded if the Fund intends to settle the contract prior to delivery. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Fees, Expenses, and Related Party Transactions

Investment  Advisory  Fee.   Pacific  Investment
Management Company   ("PIMCO")  serves  as
investment   adviser (the "Adviser") to the Trust,
pursuant to an investment  advisory contract.
Prior to October 1, 1995, the Adviser received a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund as follows: 0.45% of the first $150 million, and 0.40% thereafter. Effective October 1,
1995, the advisory fee will be 0.40%.

Administration   Fee.   Pacific  Investment
Administrative Services  Company  (the
"Administrator"), an affiliate of PIMCO, provides administrative services to the Fund for which it receives a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets. Effective October 1, 1995, the Trust adopted a "unified fee structure" whereby PIMCO provides service necessary for the operations of the Fund for a single administrative fee. The new administrative fee is 0.25%.

Expenses.   The  Fund  bears all costs  of  its
operations. Expenses  directly attributable to
the Fund are  charged  to the Fund; other
expenses are allocated proportionately among all
the Funds of the Trust in relation to the net
assets  of each  Fund.  Each  unaffiliated
Trustee received  an  annual retainer  of
$7,000, plus $2,000 for each Board of  Trustees
meeting   attended, plus reimbursement of
related  expenses. These  expenses  are
allocated to the Funds of the Trust according to their respective net assets.

Expense Offset Arrangement.   Fees paid
indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances.
Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

Expense Limitation. Prior to adoption of the unified fee structure, the Advisor and the Administrator, in the interest of limiting expenses of the Fund, limited the expenses of the Fund, including advisory and administrative fees, to 0.65% of its average net assets on an annual basis. The cumulative unreimbursed amount as of September 30, 1995 was $49,073. This amount has been waived by the Adviser and Administrator as a result of adopting the unified fee structure.

Related  Party  Transactions.  PIMCO  Advisors
Distribution Company  ("PADCO"), an indirect
wholly-owned  subsidiary  of PIMCO Advisors
L.P., serves as the distributor of the Fund's
shares.   Under the contract, all expenses
relating to the distribution of Fund shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

3. Purchases and Sales of Securities

Purchases  and  sales  of investment  securities
(excluding short-term instruments) for the Fund for the six months ended September 30, 1995 were as follows ($ in thousands):

          Purchases                           Sales
U.S. Government      Other          U.S. Government      Other
        -            $5,115                 -            $5,075

4.   Shares Of Beneficial Interest

The  Fund  may  issue  an  unlimited  number  of
shares  of beneficial  interest  with a $.0001
par  value.  Changes  in shares   of
beneficial  interest  were  as   follows
(in thousands):

                    Six months ended           Period Ended
                    September 30,1995         March 31, 1995
                    -----------------         --------------
Shares sold                  0                      500
Shares issued as
reinvestment of dividends    5                        6
Shares redeemed              0                        0
                            --                      ---

Net increase                 5                      506
                            ==                      ===

Trustees and Officers

     Brent R. Harris, Chairman and Trustee
     Guilford C. Babcock, Trustee
     Vern O. Curtis, Trustee
     Thomas P. Kemp, Trustee
     William J. Popejoy, Trustee
     R. Wesley Burns, President
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 360
     Newport Beach,California  92660

Transfer Agent and Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri  64105

Counsel

     Dechert Price & Rhoads
     1500 K Street N.W.
     Washington, D.C.  20005

Independent Accoutants

     Price Waterhouse LLP
     1055 Broadway
     Kansas City, MO  64105

This report is submitted for the general information of the shareholders of the PIMCO
VersaSTYLE Equity Fund. It is not
authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

                              [ART APPEARS HERE]




                                PIMCO ADVISORS

                              INSTITUTIONAL FUNDS



                                 ANNUAL REPORT

                               OCTOBER 31, 1995



                                     PIMCO

CONTENTS
Chairman's Message                                                      1
Management Discussion and Analysis                                      2
Investment Performance                                                  4
Statements of Assets and Liabilities                                   10
Statements of Operations                                               12
Statements of Changes in Net Assets                                    14
Financial Highlights                                                   20
Schedules of Investments
  Money Market Fund                                                    26
  PIMCO Managed Bond and Income Fund                                   27
  NFJ Equity Income Fund                                               30
  NFJ Diversified Low P/E Fund                                         31
  NFJ Small Cap Value Fund                                             32
  Cadence Capital Appreciation Fund                                    34
  Cadence Mid Cap Growth Fund                                          35
  Cadence Micro Cap Growth Fund                                        37
  Cadence Small Cap Growth Fund                                        38
  Columbus Circle Investors
    Core Equity Fund                                                   39
  Columbus Circle Investors
    Mid Cap Equity Fund                                                40
  Parametric Enhanced Equity Fund                                      41
  Blairlogie Emergency Markets Fund                                    44
  Blairlogie International Active Fund                                 46
  Balanced Fund                                                        49
Notes to Financial Statements                                          53
Independent Auditors' Report                                           62
Federal Income Tax Information                                         63

CHAIRMAN'S MESSAGE

                   Dear Shareholder:

                   We are pleased to present the Annual Report for the PIMCO Advisors Institutional Funds for the fiscal year ended October 31, 1995.

                   During this period, our Funds enjoyed a favorable investment climate, with both the stock and bond markets experiencing exceptional gains. The performance of all PIMCO Advisors Institutional Funds during this period appears on the following pages.

                   Along with the strong results for the twelve months, we are pleased to announce enhanced services to our investors. As of November 1, PIMCO Advisors Institutional Funds and the sister fund family, PIMCO Funds, offer shareholders full exchange privileges among all our institutional fixed income and equity funds.

                   This new service is made possible by the consolidation of operations and shareholder services between the two fund families. The combination represents a significant step toward streamlining operations and enhancing services to our shareholders. It is important to note that the investment objectives of the Funds, the portfolio managers, and your account contact will not change.

                   We thank you for the continued opportunity to serve your investment needs.

                   Sincerely,

                   /s/ William D. Cvengros

                   William D. Cvengros
                   Chairman of the Board
                   December 15, 1995

MANAGEMENT DISCUSSION AND ANALYSIS

                   During the twelve months ended October 31, 1995, the broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, posted a total return of 15.6%, the beneficiary of declining interest rates and low inflation. Stocks also climbed higher, buoyed by strong corporate earnings, with the S&P 500 Index finishing 26.4% ahead of where it began the period.

                   Stocks were led during the twelve months by large capitalization issues, which outdistanced their small cap brethren by a 26.4% to 18.3% margin. This sizable preference by the market for large cap stocks was principally the result of a declining dollar over much of the period. With the dollar weaker, large, multinational US corporations saw their earnings improve through higher exports and overseas sales that translated into more dollars at home. The following bar chart depicts the return of the S&P 500 Index less that of the Russell 2000 Index.

                   -------------------------------------------------------------
                   Large Cap Stocks Relative to
                   Small Cap Stocks                     Through October 31, 1995
                   -------------------------------------------------------------


                                     [BAR CHART APPEARS HERE]
                        The bar chart depicts the relative out performance of
                   the Standard & Poor's 500 Index (comprised of large capitalization issues) compared to the Russell 2000 Index (comprised of small capitalization issues). The Standard & Poor's 500 Index out performed the Russell 2000 Index seven of the twelve months during the fiscal year ended October 31, 1995.
                   -------------------------------------------------------------

                   Growth stocks were favored during the fiscal year as investors shied away from economically-sensitive stocks toward more stable growth names as the economy showed signs of slowing. Overall, growth stocks outperformed value issues by a 29.2% to 24.7% margin. The following bar chart depicts the return of the Russell 1000 Growth Index less that of the Russell 1000 Value Index.

                   -------------------------------------------------------------
                   Growth Stocks Relative to
                   Value Stocks                         Through October 31, 1995
                   -------------------------------------------------------------


                                     [BAR CHART APPEARS HERE]
                        The bar chart depicts the relative out performance of
                   the Russell 1000 Growth Index compared to the Russell 1000 Value Index. The Russell 1000 Growth Index out performed the Russell 1000 Value Index eight of the twelve months during the fiscal year ended October 31, 1995.

                   -------------------------------------------------------------

                   Contrasting economic climates set the tone for the outperformance of US stocks over many of the international markets. European Economic Union markets were embattled by tight monetary controls in Germany and fiscal austerity in France while Japan experienced weakening exports and a potential banking crisis of a magnitude not seen for decades. Meanwhile, the US, which is further along in its economic recovery, experienced the enviable combination of declining interest rates and strong growth of corporate earnings. The following bar chart depicts the return of the S&P 500 Index less that of the EAFE Index.

                   -------------------------------------------------------------
                   Domestic Stocks Relative to Foreign Stocks
                                                        Through October 31, 1995
                   -------------------------------------------------------------


                                     [BAR CHART APPEARS HERE]
                        The bar chart depicts the relative out performance of
                   the Standard & Poor's 500 Index (comprised of large capitalization issues) compared to the Morgan Stanley Capital EAFE Index (comprised of stock markets in Europe, Australasia and the Far East). The Standard & Poor's 500 Index out performed the EAFE Index nine of the twelve months during the fiscal year ended October 31, 1995 .

                   -------------------------------------------------------------

                   Source: Frank Russell Company

                   Investment Outlook

                   PIMCO Advisor Institutional Funds anticipates continued moderate economic growth and low inflation in the year ahead. This environment should be beneficial for both domestic stocks and bonds. The long-term reasons for investing internationally remain intact. While international investing involves special risks due to changes in currency rates, political instability and foreign taxation, PIMCO Advisors International Funds feels the opportunities in both developed and emerging markets are compelling.

INVESTMENT PERFORMANCE

                   Performance Graphs and Tables

                   The following is a summary of the performance of the PIMCO Advisors Institutional Funds' Institutional Class comparing their returns with a representative market index. The total return for each Fund is net of fees and includes reinvestment of dividends, income, and capital gains, if any. Please remember that indexes, in general, have no trading costs or deductions for management and other expenses.

                   The performance data quoted represents past performance. Investment return and principal value will fluctuate so that the Fund shares, when redeemed, may be worth more or less than their original cost.

                   -------------------------------------------------------------
                   Money Market Fund                    Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                          Money             Salomon
                                          Market         3 Mo. T-Bill
                             3/01/91     $200,000          $200,000
                            10/31/91     $207,562          $207,665
                            10/31/92     $215,549          $215,695
                            10/31/93     $221,654          $222,345
                            10/31/94     $229,477          $230,873
                            10/31/95     $242,496          $244,066

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 3/1/91, the Fund's Institutional Class inception date, compared with the Salomon 3 Month T-Bills Index, an unmanaged index of three-month Treasury bills.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (3/1/91)
-------------------------------------------------------------
Money Market
Fund (%)                  5.67     4.01     3.97       4.21
-------------------------------------------------------------
Salomon 3 Mo.
T-Bills (%)               5.73     4.21     4.12        n/a
-------------------------------------------------------------

Cumulative Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.   (1/24/95)
-------------------------------------------------------------
Money Market Fund
Admin. Class (%)           n/a      n/a      n/a       4.21
-------------------------------------------------------------
Salomon 3 Mo.
T-Bills (%)                n/a      n/a      n/a        n/a
-------------------------------------------------------------

                   -------------------------------------------------------------
                   PIMCO Managed Bond and Income Fund   Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                          PIMCO          Lehman Bros
                                       Managed Bond     Aggregate Bond
                                        and Index           Index

                             1/01/92     $200,000          $200,000
                            10/31/92     $214,746          $211,405
                            10/31/93     $244,362          $236,499
                            10/31/94     $235,617          $227,807
                            10/31/95     $273,223          $258,869


                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 1/1/92, the first full month following the Fund's Institutional Class inception on 12/30/91, compared with the Lehman Brothers Aggregate Bond Index, an unmanaged bond market index.

Annualized Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (12/30/91)
--------------------------------------------------------------
Managed Bond and
Income Fund (%)           15.96     5.74     8.36        8.51
--------------------------------------------------------------
Lehman Bros.
Aggregate                 15.65     5.55     7.61         n/a
Bond Index (%)
--------------------------------------------------------------

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (11/30/94)
--------------------------------------------------------------
Managed Bond and
Income Fund                 n/a      n/a      n/a        15.92
Admin. Class (%)
--------------------------------------------------------------
Lehman Bros.
Aggregate                   n/a      n/a      n/a          n/a
Bond Index (%)
--------------------------------------------------------------

                   -------------------------------------------------------------
                   NFJ Equity Income Fund               Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                                NFJ               S&P
                                               Equity             500
                                               Income            Index
                             4/01/91          $200,000          $200,000
                            10/31/91          $222,929          $213,127
                            10/31/92          $251,660          $234,351
                            10/31/93          $293,571          $269,268
                            10/31/94          $300,183          $279,820
                            10/31/95          $358,285          $353,730

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 4/1/91, the first full month following the Fund's Institutional Class inception on 3/8/91, compared with the S&P 500 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (3/8/91)
-------------------------------------------------------------
NFJ Equity
Income Fund (%)           19.36    12.50    12.59      13.43
-------------------------------------------------------------
S&P 500
Index (%)                 26.41    14.72    13.50        n/a
-------------------------------------------------------------

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   3 Yrs.   4 Yrs.   (11/30/94)
--------------------------------------------------------------
NFJ Equity
Income Fund                 n/a      n/a      n/a        25.69
Admin. Class (%)
--------------------------------------------------------------
S&P 500
Index (%)                   n/a      n/a      n/a          n/a
--------------------------------------------------------------

                   -------------------------------------------------------------
                   NFJ Diversified Low P/E Fund         Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                                NFJ               S&P
                                             Diversified          500
                                              Low P/E            Index

                             1/01/92          $200,000          $200,000
                            10/31/92          $207,957          $205,646
                            10/31/93          $263,113          $236,286
                            10/31/94          $263,516          $245,546
                            10/31/95          $329,351          $310,402

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 1/1/92, the first full month following the Fund's Institutional Class inception on 12/30/91, compared with the S&P 500 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (12/30/91)
--------------------------------------------------------------
NFJ Diversified
Low P/E Fund (%)          24.98   11.88    16.56         14.08
--------------------------------------------------------------
S&P 500
Index (%)                 26.41   14.62    14.72           n/a
--------------------------------------------------------------

                   -------------------------------------------------------------
                   NFJ Small Cap Value Fund             Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                                NFJ             Russell
                                             Small Cap            2000
                                               Value             Index
                             10/1/91          $200,000          $200,000
                            10/31/91          $202,376          $205,280
                            10/31/92          $230,194          $224,752
                            10/31/93          $284,528          $297,555
                            10/31/94          $276,313          $296,643
                            10/31/95          $331,240          $351,006

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 10/1/91, the Fund's Institutional Class inception date, compared with the Russell 2000 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (10/1/91)
--------------------------------------------------------------
NFJ Small Cap
Value Fund (%)            19.88   12.90    13.11        13.15
--------------------------------------------------------------
Russell 2000
Index (%)                 18.33   16.02    14.35          n/a
--------------------------------------------------------------

                   -------------------------------------------------------------
                   Cadence Capital Appreciation Fund    Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                              Cadence             S&P
                                              Capital             500
                                            Appreciation         Index
                             4/01/91          $200,000          $200,000
                            10/31/91          $217,393          $213,127
                            10/31/92          $240,759          $234,351
                            10/31/93          $301,676          $269,268
                            10/31/94          $302,124          $279,820
                            10/31/95          $388,139          $353,730

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 4/1/91, the first full month following the Fund's Institutional Class inception on 3/8/91, compared with the S&P 500 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (3/8/91)
-------------------------------------------------------------
Cadence Capital
Appreciation              28.47   17.26    15.59        15.88
Fund (%)
-------------------------------------------------------------
S&P 500
Index (%)                 26.41   14.72    13.50          n/a
-------------------------------------------------------------

                   -------------------------------------------------------------
                   Cadence Mid Cap Growth Fund          Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                                Cadence             S&P
                                                MidCap             MidCap
                                                Growth             Index
                             9/01/91           $200,000          $200,000
                            10/31/91           $206,372          $207,154
                            10/31/92           $228,890          $229,546
                            10/31/93           $285,123          $279,003
                            10/31/94           $286,774          $285,646
                            10/31/95           $374,345          $346,262

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 9/1/91, the first full month following the Fund's Institutional Class inception on 8/26/91, compared with the S&P MidCap Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (8/26/91)
--------------------------------------------------------------
Cadence Mid Cap
Growth Fund (%)           30.54   17.82    16.05         16.11
--------------------------------------------------------------
S&P MidCap
Index (%)                 21.21   14.68    13.70           n/a
--------------------------------------------------------------

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   3 Yrs.   4 Yrs.   (11/30/94)
--------------------------------------------------------------
Cadence Mid Cap
Growth Fund               n/a     n/a      n/a           36.64
Admin. Class (%)
--------------------------------------------------------------
S&P MidCap
Index (%)                 n/a     n/a      n/a             n/a
--------------------------------------------------------------

                   -------------------------------------------------------------
                   Cadence Micro Cap Growth Fund        Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                              Cadence          Russell
                                             Micro Cap           2000
                                              Growth            Index
                             7/01/93         $200,000          $200,000
                            10/31/93         $221,879          $223,095
                            10/31/94         $238,086          $222,412
                            10/31/95         $308,401          $263,171

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 7/1/93, the first full month following the Fund's Institutional Class inception on 6/25/93, compared with the Russell 2000 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (6/25/93)
-------------------------------------------------------------
Cadence Micro Cap
Growth Fund (%)           29.54   17.90    n/a          20.17
-------------------------------------------------------------
Russell 2000
Index (%)                 18.33    8.61    n/a            n/a
-------------------------------------------------------------

                   -------------------------------------------------------------
                   Cadence Small Cap Growth Fund        Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                          Cadence           Russell
                                         Small Cap           2000
                                          Growth            Index
                             2/01/91     $200,000          $200,000
                            10/31/91     $263,145          $260,144
                            10/31/92     $289,983          $284,820
                            10/31/93     $402,485          $377,080
                            10/31/94     $421,081          $375,925
                            10/31/95     $494,314          $444,817

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 2/1/91, the first full month following the Fund's Institutional Class inception on 1/7/91, compared with the Russell 2000 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.    (1/7/91)
-------------------------------------------------------------
Cadence Small Cap
Growth Fund (%)           17.39   19.46    17.07        24.11
-------------------------------------------------------------
Russell 2000
Index (%)                 18.33   16.02    14.35          n/a
-------------------------------------------------------------

Cumulative Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.   (9/27/95)
-------------------------------------------------------------
Cadence Small
Cap Growth Fund           n/a     n/a      n/a         (5.34)
Admin. Class (%)
-------------------------------------------------------------
Russell 2000
Index (%)                 n/a     n/a      n/a            n/a
-------------------------------------------------------------

                   -------------------------------------------------------------
                   Columbus Circle Investors Core Equity Fund
                                                        Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                           CCI
                                           Core             S&P 500
                                          Equity             Index
                             1/01/95     $200,000          $200,000
                            10/31/95     $255,530          $258,657

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 1/1/95, the first full month following the Fund's Institutional Class inception on 12/28/94, compared with the S&P 500 Index, an unmanaged market index.

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (12/28/94)
--------------------------------------------------------------
Columbus Circle
Investors Core            n/a     n/a      n/a           27.86
Equity Fund (%)
--------------------------------------------------------------
S&P 500
Index (%)                 n/a     n/a      n/a             n/a
--------------------------------------------------------------

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.    (5/31/95)
--------------------------------------------------------------
Columbus Circle
Investors Core
Equity Fund               n/a     n/a      n/a           11.34
Admin. Class (%)
--------------------------------------------------------------
S&P 500
Index (%)                 n/a     n/a      n/a             n/a
--------------------------------------------------------------


                   -------------------------------------------------------------
                   Columbus Circle Investors Mid Cap Equity Fund
                                                        Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                           CCI               S&P
                                          Mid Cap          Mid Cap
                                          Equity            Index
                             1/01/95     $200,000          $200,000
                            10/31/95     $258,597          $251,577

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 1/1/95, the first full month following the Fund's Institutional Class inception on 12/28/94, compared with the S&P MidCap Index, an unmanaged market index.

Cumulative Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.   2 Yrs.   3 Yrs.   (12/28/94)
--------------------------------------------------------------
Columbus Circle
Investors Mid Cap         n/a     n/a      n/a           29.34
Equity Fund (%)
--------------------------------------------------------------
S&P MidCap
Index (%)                 n/a     n/a      n/a             n/a
--------------------------------------------------------------

                   -------------------------------------------------------------
                   Parametric Enhanced Equity Fund      Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                              Parametric          S&P
                                              Enhanced            500
                                              Equity             Index
                             3/01/91          $200,000          $200,000
                            10/31/91          $218,442          $218,179
                            10/31/92          $243,478          $239,905
                            10/31/93          $263,442          $275,650
                            10/31/94          $268,252          $286,452
                            10/31/95          $333,870          $362,114

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 3/1/91, the first full month following the Fund's Institutional Class inception on 2/11/91, compared with the S&P 500 Index, an unmanaged market index.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   3 Yrs.   4 Yrs.   (2/11/91)
-------------------------------------------------------------
Parametric
Enhanced Equity
Fund (%)                  24.46   11.10    11.19        11.55
-------------------------------------------------------------
S&P 500
Index (%)                 26.41   14.72    13.50          n/a
-------------------------------------------------------------

                   -------------------------------------------------------------
                   Blairlogie Emerging Markets Fund     Through October 31, 1995
                   -------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                        Blairlogie
                                        Emerging        MSCI         IFC
                                         Markets        Index       Index

                             6/01/93     $200,000     $200,000    $200,000
                            10/31/93     $251,097     $258,920    $258,973
                            10/31/94     $342,254     $334,954    $329,994
                            10/31/95     $247,465     $269,911    $252,373

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 6/1/93, the Fund's Institutional Class inception date, compared with the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index and the International Finance Corporation Investable (IFCI) Index, both unmanaged market indexes of emerging markets stocks.

Annualized Returns Ended 10/31/95
--------------------------------------------------------------
                                                         Since
                                                     Inception
                          1 Yr.    2 Yrs.   3 Yrs.    (6/1/93)
--------------------------------------------------------------
Blairlogie
Emerging Markets          (27.70)  (0.73)   n/a           9.21
Fund (%)
--------------------------------------------------------------
MSCI Emerging
Markets Free              (19.42)   2.10    n/a            n/a
Index (%)
--------------------------------------------------------------
IFCI Composite
Index (%)                 (23.52)  (1.28)   n/a            n/a
--------------------------------------------------------------

Annualized Returns Ended 10/31/95
---------------------------------------------------------------
                                                          Since
                                                      Inception
                          1 Yr.    2 Yrs.   3 Yrs.   (10/20/94)
---------------------------------------------------------------
Blairlogie Emerging
Markets Fund              (27.96)  n/a      n/a         (29.06)
Admin. Class (%)
---------------------------------------------------------------
MSCI Emerging
Markets Free              (19.42)  n/a      n/a             n/a
Index (%)
---------------------------------------------------------------
IFCI Composite
Index (%)                 (23.52)  n/a      n/a             n/a
---------------------------------------------------------------

                   -------------------------------------------------------------
                   Blairlogie International Active Fund Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                             Blairlogie
                                           International         EAFE
                                              Active             Index

                             7/01/93         $200,000          $200,000
                            10/31/93         $222,035          $219,768
                            10/31/94         $247,979          $242,105
                            10/31/95         $259,487          $241,164

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 7/1/93, the first full month following the Fund's Institutional Class inception on 6/8/93, compared with the Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East), an unmanaged market index of over 1,000 stocks.

Annualized Returns Ended 10/31/95
---------------------------------------------------------------
                                                          Since
                                                      Inception
                          1 Yr.    2 Yrs.   3 Yrs.     (6/8/93)
---------------------------------------------------------------
Blairlogie
International              3.83    7.69     n/a            9.59
Active Fund (%)
---------------------------------------------------------------
EAFE Index (%)            (0.40)   4.70     n/a             n/a
---------------------------------------------------------------

Cumulative Returns Ended 10/31/95
---------------------------------------------------------------
                                                          Since
                                                      Inception
                          1 Yr.    2 Yrs.   3 Yrs.   (11/30/94)
---------------------------------------------------------------
Blairlogie
International
Active Fund               n/a      n/a      n/a            9.61
Admin. Class (%)
---------------------------------------------------------------
EAFE Index (%)            n/a      n/a      n/a             n/a
---------------------------------------------------------------

                   -------------------------------------------------------------
                   Balanced Fund                        Through October 31, 1995
                   -------------------------------------------------------------


                                     [LINE GRAPH APPEARS HERE]

                                                      Lehman Bros       S&P
                                                     Aggregate Bond     500
                                          Balanced       Index         Index

                             7/01/92      $200,000      $200,000     $200,000
                            10/31/92      $211,214      $205,820     $206,964
                            10/31/93      $232,468      $230,251     $237,800
                            10/31/94      $232,651      $221,789     $247,120
                            10/31/95      $277,946      $252,030     $312,392

                   -------------------------------------------------------------

                   The line graph above assumes the investment of $200,000 on 7/1/92, the first full month following the Fund's Institutional Class inception on 6/25/92, compared with the Lehman Brothers Aggregate Bond Index and the S&P 500 Index, unmanaged bond and stock market indexes.

Annualized Returns Ended 10/31/95
-------------------------------------------------------------
                                                        Since
                                                    Inception
                          1 Yr.   2 Yrs    3 Yrs.   (6/25/92)
-------------------------------------------------------------
Balanced
Fund (%)                  19.47    9.35     9.58        10.57
-------------------------------------------------------------
S&P 500
Index (%)                 26.41   14.62    14.72          n/a
-------------------------------------------------------------
Lehman Bros.
Aggregate Bond            15.65    5.55     7.61          n/a
Index (%)
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1995

                                                  ------------  -----------  -----------  ------------  -------------  ------------
Amounts in thousands, except per share amounts                    PIMCO                                                  Cadence
                                                                 Managed                      NFJ                        Capital
                                                  Money Market   Bond and    NFJ Equity   Diversified   NFJ Small Cap  Appreciation
                                                      Fund      Income Fund  Income Fund  Low P/E Fund    Value Fund       Fund
                                                  ------------  -----------  -----------  ------------  -------------  ------------
Assets:

Investments, at value                             $     7,664   $  440,848   $  113,865   $    14,437   $     35,037   $   234,120
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Foreign currency investments, at value                      0            0            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Cash                                                        0            3           98             0              6         3,335
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Receivable for investments and
  foreign currency sold                                     0          626          737            80             49         1,758
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Receivable for Fund shares sold                            57            0        5,565             3              7           139
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Variation margin receivable                                 0          327            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Interest and dividends receivable                          42        4,249          318            22             62           114
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
                                                        7,763      446,053      120,583        14,542         35,161       239,466
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Liabilities:

Payable for investments and
  foreign currency purchased                                0            3        2,178            90             32         3,017
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Written options outstanding                                 0           16            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Payable for Fund shares redeemed                            9          474            3             0              6             3
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Dividends payable                                           0          106          176             0              3            78
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accrued investment adviser's fee                            1           89           43             5             18            90
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accrued administrator's fee                                 2           89           24             3              8            50
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accrued distribution fee                                    0            1            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accrued trustees' fee                                       0           15            4             1              1             8
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accrued reorganization expense                              0            6            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Other liabilities                                           0            0            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
                                                           12          799        2,428            99             68         3,246
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Net Assets                                        $     7,751   $  445,254   $  118,155   $    14,443   $     35,093   $   236,220
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Net Assets Consist of:

Paid in capital                                   $     7,751   $  433,992   $  102,778   $    10,335   $     30,422   $   176,220
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Undistributed (overdistributed)
  net investment income                                     0           (5)           0             0              1             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Accumulated undistributed
  net realized gain (loss)                                  0        1,664        4,607         2,030          2,205        15,487
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net unrealized appreciation (depreciation)                  0        9,603       10,770         2,078          2,465        44,513
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
                                                  $     7,751   $  445,254   $  118,155   $    14,443   $     35,093   $   236,220
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Shares Issued and Outstanding
Institutional class                                     7,741       43,309        9,013         1,153          2,679        13,946
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Administrative class                                       10          309           11             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

Net Asset Value, Offering and Redemption Price
  Per Share (Net Assets Per Share Outstanding)
Institutional class                               $      1.00   $    10.21   $    13.09   $     12.53   $      13.10   $     16.94
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Administrative class                                     1.00        10.22        13.13             -              -             -
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

Cost of Investments Owned                               7,664      435,924      103,095        12,359         32,572       189,607
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

Cost of Foreign Currency Held                               0            0            0             0              0             0
==============================================    ===========   ==========   ==========   ===========   ============   ===========

See Notes to Financial Statements

------------ --------------- ------------- ----------------- ------------------ ------------- ------------- -------------- ---------
                                                Columbus           Columbus
Cadence Mid   Cadence Micro  Cadence Small  Circle Investors  Circle Investors   Parametric    Blairlogie    Blairlogie
Cap Growth    Cap Growth      Cap Growth       Core Equity      Mid Cap Equity    Enhanced      Emerging    International  Balanced
   Fund          Fund            Fund             Fund               Fund        Equity Fund  Markets Fund   Active Fund     Fund
------------ --------------- ------------- ----------------- ------------------ ------------- ------------- -------------- ---------
$   189,595   $     70,392   $     76,655    $     31,761      $      8,298      $     73,955  $     71,334  $  58,609    $  78,180
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0              0               0                 0                 0           250      5,094            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
        194             90              0             539                99                11         1,708      1,080            8
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

      3,274             66            658             305               185                 0         2,477        830        1,670
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
        104             36              0             136                 0                 0            96         25            1
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0              0               0                 0                 0             0          6           22
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         69             31             13              18                 1                84           211        163          370
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
    193,236         70,615         77,326          32,759             8,583            74,050        76,076     65,807       80,251
============  ============   ============    ============      ============      ============  ============  =========    =========

      2,888            647            485             278               211                 0         1,473      1,267        7,560
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0              0               1                 0                 0             0          0            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          2            104          2,159               3                 3                 4            27          4            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         16              0              0              13                 7                 0           115        191            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         72             73             65              15                 4                29            56         33           32
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         40             14             16               7                 1                16            33         28           18
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0              0               5                 0                 0             0          0            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          6              2              2               1                 0                 2             3          2            3
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0              0               0                 0                 0             0          0            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          0              0             78               0                 0                 0             0          0            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
      3,024            840          2,805             323               226                51         1,707      1,525        7,613
============  ============   ============    ============      ============      ============  ============  =========    =========


$    190,212  $     69,775   $     74,521    $     32,436      $      8,357      $     73,999  $     74,369  $  64,282    $  72,638
============  ============   ============    ============      ============      ============  ============  =========    =========

$    141,596  $     54,024   $     52,510    $     29,240      $      7,061      $     57,256  $     90,442  $  59,735    $  59,329
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
           0             0              0               0                 0                 0            10        (13)           0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
       4,256         1,526          5,693             756               243             2,169       (15,113)     3,510        5,787
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
      44,360        14,225         16,318           2,440             1,053            14,574          (970)     1,050        7,522
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
$    190,212  $     69,775   $     74,521    $     32,436      $      8,357      $     73,999  $     74,369  $  64,282    $  72,638
============  ============   ============    ============      ============      ============  ============  =========    =========

      10,423         4,536          3,519             613               647             5,126         6,525      5,418        6,109
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
          49             0             26           1,937                 0                 0            74         58            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------


$     18.16   $      15.38   $      21.02    $      12.72      $      12.92      $      14.44     $   11.27   $  11.74     $  11.89
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
      18.17              -          21.01           12.73                --                --         11.24      11.73            -
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
    145,235         56,167         60,337          29,322             7,245            59,381        72,304     57,455       70,943
============  ============   ============    ============      ============      ============  ============  =========    =========
          0              0              0               0                 0                 0           250      5,116            0
============  ============   ============    ============      ============      ============  ============  =========    =========

STATEMENTS OF OPERATIONS
For the year or period ended October 31, 1995

                                                  ------------  -----------  -----------  ------------  -------------  ------------
$ in thousands                                                    PIMCO                                                  Cadence
                                                                 Managed                      NFJ                        Capital
                                                  Money Market   Bond and    NFJ Equity   Diversified   NFJ Small Cap  Appreciation
                                                      Fund      Income Fund  Income Fund  Low P/E Fund    Value Fund       Fund
                                                  ------------  -----------  -----------  ------------  -------------  ------------

Investment Income:
Dividends, net of foreign taxes                   $         0   $        0   $    4,162   $       405   $        964   $     2,967
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Interest                                                  576       28,155          335            28             88           794
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
  Total income                                            576       28,155        4,497           433          1,052         3,761
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Expenses:
Investment advisory fees                                   14        1,009          446            61            203           881
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Administration fees                                        24        1,009          247            34             85           490
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Distribution fees - Administrative Class                    1            5            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Trustees' fees                                              1           15            4             1              1             7
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Miscellaneous                                               0            6            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
  Total expenses                                           40        2,044          697            96            289         1,378
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

Net Investment Income (Loss)                              536       26,111        3,800           337            763         2,383
==============================================    ===========   ==========   ==========   ===========   ============   ===========

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                     0       (2,228)       4,643         2,035          2,349        16,227
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net realized gain on futures
  contracts and written options                             0       16,773            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net realized gain on foreign
  currency transactions                                     0            0            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net change in unrealized appreciation
  (depreciation) on investments                             0       11,126        9,476           484          3,100        31,810
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  written options                                           0        8,255            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------
Net change in unrealized depreciation
  on translation of assets and liabilities
  denominated in foreign currencies                         0            0            0             0              0             0
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

  Net Gain (Loss)                                           0       33,926       14,119         2,519          5,449        48,037
----------------------------------------------    -----------   ----------   ----------   -----------   ------------   -----------

Net Increase (Decrease) in Assets Resulting
from Operations                                   $       536   $   60,037   $   17,919   $     2,856   $      6,212   $    50,420
==============================================    ===========   ==========   ==========   ===========   ============   ===========

(a) From commencement of operations on December 28, 1994.
See Notes to Financial Statements

------------ --------------- ------------- ----------------- ------------------ ------------- ------------- -------------- ---------

                                                Columbus           Columbus
Cadence Mid   Cadence Micro  Cadence Small  Circle Investors  Circle Investors   Parametric    Blairlogie    Blairlogie
Cap Growth    Cap Growth      Cap Growth       Core Equity      Mid Cap Equity    Enhanced      Emerging    International  Balanced
   Fund          Fund            Fund            Fund (a)          Fund (a)      Equity Fund  Markets Fund   Active Fund     Fund
------------ --------------- ------------- ----------------- ------------------ ------------- ------------- -------------- ---------


$      1,139  $        308   $        339    $        121      $         19      $      1,817  $      1,342  $     858    $   1,365
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         494           243            246              71                28                39           103        177        2,736
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
       1,633           551            585             192                47             1,856         1,445      1,035        4,101
============  ============   ============    ============      ============      ============  ============  =========    =========



         650           609            595              74                26               319           638        282          417
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
         361           122            149              33                11               177           375        235          232
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
           1             0              0              22                 0                 0             1          2            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
           6             2              2               1                 0                 3             3          1            3
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
           0             0              0               0                 0                 0             0          0            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------
       1,018           733            746             130                37               499         1,017        520          652
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

         615          (182)          (161)             62                10             1,357           428        515        3,449
============  ============   ============    ============      ============      ============  ============  =========    =========



       6,630         2,911          5,706             740               238             2,417       (15,214)     1,012        6,372
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

           0             0              0              16                 5                 0             0        174          779
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

           0             0              0               0                 0                 0           104      2,320            0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

      31,560        10,798          4,873           2,439             1,053            12,008        (8,263)        63        3,440
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------


           0             0              0               1                 0                 0             0        (61)         958
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------


           0             0              0               0                 0                 0            (2)       (73)           0
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------

      38,190        13,709         10,579           3,196             1,296            14,425       (23,375)     3,435       11,549
------------  ------------   ------------    ------------      ------------      ------------  ------------  ---------    ---------


$     38,805  $     13,527      $  10,418    $      3,258      $      1,306      $     15,782  $    (22,947) $   3,950    $  14,998
============  ============   ============    ============      ============      ============  ============  =========    =========

STATEMENTS OF CHANGES IN NET ASSETS

                                                   --------------------------------------    --------------------------------------
$ in thousands                                               Money Market Fund                 PIMCO Managed Bond and Income Fund
                                                   --------------------------------------    --------------------------------------
Increase (Decrease) in Net Assets from:
                                                                 Year Ended                                Year Ended
                                                   October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994
Operations
Net investment income                              $            536      $            232    $         26,111      $         18,938
-------------------------------------------------  --------------------------------------    --------------------------------------
Net realized gain (loss)                                          0                     0              14,545               (13,171)
-------------------------------------------------  --------------------------------------    --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                   0                     0              11,126               (15,278)
-------------------------------------------------  --------------------------------------    --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  written options                                                 0                     0               8,255                (3,286)
-------------------------------------------------  --------------------------------------    --------------------------------------
Net increase (decrease) resulting from operations               536                   232              60,037               (12,797)
=================================================  ======================================    ======================================

Net equalization credits (debits)                                 0                     0                   0                     0
=================================================  ======================================    ======================================

Distributions to Shareholders
From net investment income
  Institutional class                                          (517)                 (232)            (25,586)              (18,938)
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                          (19)                    0                (106)                    0
-------------------------------------------------  --------------------------------------    --------------------------------------
From net realized capital gains
  Institutional class                                             0                     0                (422)               (1,934)
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                            0                     0                  (2)                     0
-------------------------------------------------  --------------------------------------    --------------------------------------
Tax basis return of capital
  Institutional class                                             0                     0                   0                (2,228)
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                            0                     0                   0                     0
-------------------------------------------------  --------------------------------------    --------------------------------------

Total distributions                                            (536)                 (232)            (26,116)              (23,100)
=================================================  ======================================    ======================================

Fund Share Transactions
Receipts for shares sold
  Institutional class                                        22,820                20,109             100,602                45,109
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                        1,799                     0               2,972                     0
-------------------------------------------------  --------------------------------------    --------------------------------------
Issued as reinvestment of distributions
  Institutional class                                           493                   226              24,511                22,389
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                           19                     0                 108                     0
-------------------------------------------------  --------------------------------------    --------------------------------------
Cost of shares redeemed
  Institutional class                                       (23,025)              (18,717)            (74,687)              (44,961)
-------------------------------------------------  --------------------------------------    --------------------------------------
  Administrative class                                       (1,809)                    0                 (73)                    0
-------------------------------------------------  --------------------------------------    --------------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                       297                 1,618              53,433                22,537
-------------------------------------------------  --------------------------------------    --------------------------------------

Total Increase (Decrease) in Net Assets                         297                 1,618              87,354               (13,360)
=================================================  ======================================    ======================================

Net Assets
Beginning of period                                           7,454                 5,836             357,900               371,260
-------------------------------------------------  --------------------------------------    --------------------------------------
End of period *                                    $          7,751      $          7,454    $        445,254      $        357,900
-------------------------------------------------  --------------------------------------    --------------------------------------

*Including net undistributed
  (overdistributed) investment income of:          $              0      $              0    $             (5)     $              0
-------------------------------------------------  --------------------------------------    --------------------------------------

See Notes to Financial Statements

--------------------------------------    --------------------------------------    --------------------------------------
       NFJ Equity Income Fund                  NFJ Diversified Low P/E Fund               NFJ Small Cap Value Fund
--------------------------------------    --------------------------------------    --------------------------------------

              Year Ended                                Year Ended                                Year Ended
October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994
$          3,800      $          3,091    $            337      $            443    $            763      $            796
--------------------------------------    --------------------------------------    --------------------------------------
           4,643                 2,553               2,035                 1,370               2,349                 2,329
--------------------------------------    --------------------------------------    --------------------------------------

           9,476                (3,086)                484                (1,865)              3,100                (4,045)
--------------------------------------    --------------------------------------    --------------------------------------


               0                     0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------
          17,919                 2,558               2,856                   (52)              6,212                  (920)
======================================    ======================================    ======================================

              62                   210                  (4)                  (20)                (10)                  (60)
======================================    ======================================    ======================================



          (3,822)               (3,065)               (342)                 (438)               (761)                 (796)
--------------------------------------    --------------------------------------    --------------------------------------
              (4)                    0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          (2,558)                 (285)             (1,375)                 (166)             (2,473)                 (271)
--------------------------------------    --------------------------------------    --------------------------------------
              (4)                    0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          (6,388)               (3,350)             (1,717)                 (604)             (3,234)               (1,067)
======================================    ======================================    ======================================



          25,992                40,831                 115                 1,361               4,351                11,609
--------------------------------------    --------------------------------------    --------------------------------------
             120                     0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

           5,859                 3,042               1,715                   601               3,218                 1,036
--------------------------------------    --------------------------------------    --------------------------------------
               8                     0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

         (17,770)              (18,780)             (3,964)               (8,774)             (6,680)              (25,885)
--------------------------------------    --------------------------------------    --------------------------------------
             (12)                    0                   0                     0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          14,197                25,093              (2,134)               (6,812)                889               (13,240)
--------------------------------------    --------------------------------------    --------------------------------------

          25,790                24,511                (999)               (7,488)              3,857               (15,287)
======================================    ======================================    ======================================


          92,365                67,854              15,442                22,930              31,236                46,523
--------------------------------------    --------------------------------------    --------------------------------------
$        118,155      $         92,365    $         14,443      $         15,442    $         35,093      $         31,236
--------------------------------------    --------------------------------------    --------------------------------------


$              0      $             26    $              0      $              5    $              1      $              0
--------------------------------------    --------------------------------------    --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  --------------------------------------    --------------------------------------
$ in thousands                                      Cadence Capital Appreciation Fund            Cadence Mid Cap Growth Fund
                                                  --------------------------------------    --------------------------------------
Increase in Net Assets from:
                                                                Year Ended                                Year Ended
                                                  October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994
Operations
Net investment income (loss)                      $          2,383      $          1,549    $            615      $            450
----------------------------------------------    --------------------------------------    --------------------------------------
Net realized gain (loss)                                    16,227                  (730)              6,630                (2,373)
----------------------------------------------    --------------------------------------    --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                             31,810                   772              31,560                 2,911
----------------------------------------------    --------------------------------------    --------------------------------------
Net change in unrealized appreciation
  on futures contracts and  written options                      0                     0                   0                     0
----------------------------------------------    --------------------------------------    --------------------------------------
Net increase resulting from operations                      50,420                 1,591              38,805                   988
==============================================    ======================================    ======================================

Net equalization credits                                        65                   253                  46                    60
==============================================    ======================================    ======================================

Distributions to Shareholders
From net investment income
  Institutional class                                       (2,383)               (1,552)               (615)                 (450)
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0                   0                     0
----------------------------------------------    --------------------------------------    --------------------------------------
From net realized capital gains
  Institutional class                                            0                  (394)                  0                   (72)
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0                   0                     0
----------------------------------------------    --------------------------------------    --------------------------------------
Tax basis return of capital
  Institutional class                                            0                    (5)                  0                    (4)
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0                   0                     0
----------------------------------------------    --------------------------------------    --------------------------------------

Total distributions                                         (2,383)               (1,951)               (615)                 (526)
==============================================    ======================================    ======================================

Fund Share Transactions
Receipts for shares sold
  Institutional class                                       47,862                94,234              56,121                74,414
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0               1,745                     0
----------------------------------------------    --------------------------------------    --------------------------------------
Issued as reinvestment of distributions
  Institutional class                                        2,167                 1,883                 563                   503
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0                   0                     0
----------------------------------------------    --------------------------------------    --------------------------------------
Cost of shares redeemed
  Institutional class                                      (27,352)              (15,559)            (27,331)              (21,273)
----------------------------------------------    --------------------------------------    --------------------------------------
  Administrative class                                           0                     0                (913)                    0
----------------------------------------------    --------------------------------------    --------------------------------------
Net increase resulting from
  Fund share transactions                                   22,677                80,558              30,185                53,644
----------------------------------------------    --------------------------------------    --------------------------------------

Total Increase in Net Assets                                70,779                80,451              68,421                54,166
==============================================    ======================================    ======================================

Net Assets
Beginning of period                                        165,441                84,990             121,791                67,625
----------------------------------------------    --------------------------------------    --------------------------------------
End of period *                                   $        236,220      $        165,441    $        190,212      $        121,791
----------------------------------------------    --------------------------------------    --------------------------------------

*Including net undistributed
  (overdistributed) investment income of:         $              0      $              0    $              0      $              0
----------------------------------------------    --------------------------------------    --------------------------------------

See Notes to Financial Statements

--------------------------------------    --------------------------------------    --------------------------------------
    Cadence Micro Cap Growth Fund             Cadence Small Cap Growth Fund               Columbus Circle Investors
                                                                                               Core Equity Fund
--------------------------------------    --------------------------------------    --------------------------------------
                                                                                                     Period from
              Year Ended                                Year Ended                          December 28, 1994 to
October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994                October 31, 1995
$           (182)     $            (50)   $           (161)     $           (150)               $             62
--------------------------------------    --------------------------------------    --------------------------------------
           2,911                (1,218)              5,706                 3,696                             756
--------------------------------------    --------------------------------------    --------------------------------------

          10,798                 2,444               4,873                (1,467)                          2,439
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0                   0                     0                               1
--------------------------------------    --------------------------------------    --------------------------------------
          13,527                 1,176              10,418                 2,079                           3,258
======================================    ======================================    ======================================

               0                     0                   0                     0                              80
======================================    ======================================    ======================================



               0                     0                   0                     0                             (27)
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                             (35)
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0              (3,708)               (1,453)                              0
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                               0
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0                   0                     0                               0
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                               0
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0              (3,708)               (1,453)                            (62)
======================================    ======================================    ======================================



          26,532                20,799              16,717                 8,392                           7,025
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                 574                     0                          23,345
--------------------------------------    --------------------------------------    --------------------------------------

               0                     0               3,456                 1,424                               8
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                              35
--------------------------------------    --------------------------------------    --------------------------------------

          (2,889)                 (197)             (3,361)               (3,325)                           (293)
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                   0                     0                            (960)
--------------------------------------    --------------------------------------    --------------------------------------

          23,643                20,602              17,386                 6,491                          29,160
--------------------------------------    --------------------------------------    --------------------------------------

          37,170                21,778              24,096                 7,117                          32,436
======================================    ======================================    ======================================


          32,605                10,827              50,425                43,308                               0
--------------------------------------    --------------------------------------    --------------------------------------
$         69,775      $         32,605    $         74,521      $         50,425                $         32,436
--------------------------------------    --------------------------------------    --------------------------------------


$              0      $              0    $              0      $              0                $              0
--------------------------------------    --------------------------------------    --------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     -------------------------         --------------------------------------
$ in thousands                                       Columbus Circle Investors            Parametric Enhanced Equity Fund
                                                        Mid Cap Equity Fund
                                                     -------------------------         --------------------------------------
                                                               Period from
Increase (Decrease) in Net Assets from:               December 28, 1994 to                           Year Ended
                                                          October 31, 1995             October 31, 1995      October 31, 1994
Operations
Net investment income (loss)                              $             10             $          1,357      $          1,308
-------------------------------------------------    -------------------------         --------------------------------------
Net realized gain (loss)                                               243                        2,417                   731
-------------------------------------------------    -------------------------         --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                      1,053                       12,008                  (495)
-------------------------------------------------    -------------------------         --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  written options                                                        0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
Net change in unrealized depreciation on
  translation of assets and liabilities
  denominated in foreign currencies                                      0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
Net increase (decrease) resulting from operations                    1,306                       15,782                 1,544
=================================================    =========================         ======================================

Net equalization credits (debits)                                       13                          (27)                   90
=================================================    =========================         ======================================

Distributions to Shareholders
From net investment income
  Institutional class                                                  (10)                      (1,356)               (1,308)
-------------------------------------------------    -------------------------         --------------------------------------
  Administrative class                                                   0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
From net realized capital gains
  Institutional class                                                    0                         (939)                 (242)
-------------------------------------------------    -------------------------         --------------------------------------
  Administrative class                                                   0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------

Total distributions                                                    (10)                      (2,295)               (1,550)
=================================================    =========================         ======================================

Fund Share Transactions
Receipts for shares sold
  Institutional class                                                7,334                       11,181                31,773
-------------------------------------------------    -------------------------         --------------------------------------
  Administrative class                                                   0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
Issued as reinvestment of distributions
  Institutional class                                                    3                        2,282                 1,544
-------------------------------------------------    -------------------------         --------------------------------------
  Administrative class                                                   0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
Cost of shares redeemed
  Institutional class                                                 (289)                     (18,839)              (14,210)
-------------------------------------------------    -------------------------         --------------------------------------
  Administrative class                                                   0                            0                     0
-------------------------------------------------    -------------------------         --------------------------------------
Net increase (decrease) resulting from
  Fund share transactions                                            7,048                       (5,374)               19,107
-------------------------------------------------    -------------------------         --------------------------------------

Total Increase (Decrease) in Net Assets                              8,357                        8,084                19,191
=================================================    =========================         ======================================

Net Assets
Beginning of period                                                      0                       65,915                46,724
-------------------------------------------------    -------------------------         --------------------------------------
End of period *                                           $          8,357             $         73,999      $         65,915
-------------------------------------------------    -------------------------         --------------------------------------

*Including net undistributed
  (overdistributed) investment income of:                 $              0             $              0      $              0
-------------------------------------------------    -------------------------         --------------------------------------

See Notes to Financial Statements

--------------------------------------    --------------------------------------    --------------------------------------
   Blairlogie Emerging Markets Fund        Blairlogie International Active Fund                Balanced Fund
--------------------------------------    --------------------------------------    --------------------------------------

              Year Ended                                Year Ended                                Year Ended
October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994    October 31, 1995      October 31, 1994
$            428      $            (22)   $            515      $            159    $          3,449      $          4,311
--------------------------------------    --------------------------------------    --------------------------------------
         (15,110)                3,745                3,506                  695               7,151                (1,199)
--------------------------------------    --------------------------------------    --------------------------------------

          (8,263)                5,133                   63                  566               3,440                (2,198)
--------------------------------------    --------------------------------------    --------------------------------------


               0                     0                 (61)                   27                 958                  (800)
--------------------------------------    --------------------------------------    --------------------------------------


              (2)                    0                 (73)                   34                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------
         (22,947)                8,856                3,950                1,481              14,998                   114
======================================    ======================================    ======================================

               4                    73                  142                   56                   0                     0
======================================    ======================================    ======================================



            (414)                   (2)               (504)                  (55)             (3,451)               (4,310)
--------------------------------------    --------------------------------------    --------------------------------------
              (3)                    0                  (5)                    0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          (3,784)                 (244)               (844)                  (35)                  0                (1,852)
--------------------------------------    --------------------------------------    --------------------------------------
               0                     0                  (2)                    0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          (4,201)                 (246)             (1,355)                  (90)             (3,451)               (6,162)
======================================    ======================================    ======================================



          64,126                74,920               45,600               13,806              20,019                32,514
--------------------------------------    --------------------------------------    --------------------------------------
           1,512                     0                  947                    0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

           3,577                   245                1,148                   89               3,421                 6,162
--------------------------------------    --------------------------------------    --------------------------------------
               4                     0                    7                    0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

         (46,658)              (18,853)             (8,424)               (1,072)            (93,043)              (28,344)
--------------------------------------    --------------------------------------    --------------------------------------
            (668)                    0                (302)                    0                   0                     0
--------------------------------------    --------------------------------------    --------------------------------------

          21,893                56,312               38,976               12,823             (69,603)               10,332
--------------------------------------    --------------------------------------    --------------------------------------

          (5,251)               64,995               41,713               14,270             (58,056)                4,284
======================================    ======================================    ======================================


          79,620                14,625               22,569                8,299             130,694               126,410
--------------------------------------    --------------------------------------    --------------------------------------
$         74,369      $         79,620    $          64,282     $         22,569    $         72,638      $        130,694
--------------------------------------    --------------------------------------    --------------------------------------


$             10      $              0    $             (13)    $            (21)   $              0      $              2
--------------------------------------    --------------------------------------    --------------------------------------

FINANCIAL HIGHLIGHTS

                             ------------   ----------   --------------   ------------   ----------   -------------   -------------
Selected Per Share Data for   Net Asset                  Net Realized/    Total Income   Dividends    Distributions
the Year or Period Ended:       Value          Net         Unrealized         from        from Net      from Net      Distributions
                             Beginning of   Investment   Gain (Loss) on    Investment    Investment     Realized          from
                                Period        Income      Investments      Operations      Income     Capital Gains   Equalization
                             ------------   ----------   --------------   ------------   ----------   -------------   -------------
Money Market Fund
Institutional Class
  10/31/95                   $       1.00   $     0.06   $         0.00   $       0.06   $    (0.06)  $        0.00   $        0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/94                           1.00         0.03             0.00           0.03        (0.03)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/93                           1.00         0.03             0.00           0.03        (0.03)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/92                           1.00         0.04             0.00           0.04        (0.04)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  03/01/91 - 10/31/91                1.00         0.04             0.00           0.04        (0.04)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

Administrative Class
01/24/95 - 10/31/95                  1.00         0.05             0.00           0.05        (0.05)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

PIMCO Managed Bond and
Income Fund
Institutional Class
  10/31/95                   $       9.39   $     0.69   $         0.76   $       1.45   $    (0.62)  $       (0.01)   $       0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/94                          10.38         0.51            (0.88)         (0.37)       (0.51)          (0.05)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/93                           9.99         0.61             0.74           1.35        (0.61)          (0.35)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  12/30/91 - 10/31/92               10.00         0.49             0.23           0.72        (0.49)          (0.24)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

Administrative Class
  11/30/94 - 10/31/95                9.34         0.56             0.88           1.44        (0.55)          (0.01)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

NFJ Equity Income Fund
Institutional Class
  10/31/95                   $      11.75   $     0.46   $         1.67   $       2.13   $    (0.46)  $       (0.33)  $        0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/94                          11.95         0.42            (0.16)          0.26        (0.42)          (0.04)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/93                          10.92         0.40             1.40           1.80        (0.40)          (0.37)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/92                          10.77         0.45             0.93           1.38        (0.43)          (0.57)          (0.23)
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  03/08/91 - 10/31/91               10.00         0.24             0.92           1.16        (0.24)          (0.15)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

Administrative Class
  11/30/94 - 10/31/95               11.12         0.39             2.35           2.74        (0.40)          (0.33)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

NFJ Diversified Low P/E Fund
  10/31/95                   $      11.55   $     0.30   $         2.18   $       2.48   $    (0.30)  $       (1.20)  $        0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/94                          11.92         0.30            (0.28)          0.02        (0.29)          (0.10)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/93                          10.05         0.28             2.36           2.64        (0.28)          (0.49)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  12/30/91 - 10/31/92               10.00         0.24             0.23           0.47        (0.24)          (0.18)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

NFJ Small Cap Value Fund
Institutional Class
  10/31/95                   $      12.07   $     0.28   $         1.92   $       2.20   $    (0.28)  $       (0.89)  $        0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/94                          12.81         0.29            (0.65)         (0.36)       (0.29)          (0.09)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/93                          10.98         0.24             2.33           2.57        (0.24)          (0.50)           0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/31/92                          10.09         0.22             1.17           1.39        (0.22)          (0.24)          (0.04)
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------
  10/01/91 - 10/31/91               10.00         0.02             0.10           0.12        (0.03)           0.00            0.00
---------------------------- ------------   ----------   --------------   ------------   ----------   -------------   -------------

* Annualized
See Notes to Financial Statements

---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
                                                                                        Ratio of Net
                                                                           Ratio of      Investment
Tax Basis                    Net Asset                     Net Assets     Expenses to    Income to    Portfolio    Average
Return of       Total       Value End of                  End of Period   Average Net   Average Net   Turnover    Commission
 Capital    Distributions      Period      Total Return      (000's)        Assets         Assets       Rate         Rate
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
$    0.00   $       (0.06)  $       1.00           5.67%  $       7,741          0.40%         5.53%        N/A          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.03)          1.00           3.53           7,454          0.40          3.52         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.03)          1.00           2.83           5,836          0.40          2.78         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.04)          1.00           3.85           7,817          0.40          4.02         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.04)          1.00           3.78          45,406          0.53*         5.20         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.05)          1.00           4.21              10          0.68*         5.94*        N/A          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------



$    0.00   $       (0.63)  $      10.21          15.96%  $     442,091          0.50%         6.47%      41.05%         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
    (0.06)          (0.62)          9.39          (3.58)        357,900          0.50          5.22       99.46
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.96)         10.38          13.79         371,260          0.50          5.38       49.71
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.73)          9.99           7.52         287,113          0.50*         5.83*     133.61
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.56)         10.22          15.92           3,163          0.76*         6.22*      40.91          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------



$    0.00   $       (0.79)  $      13.09          19.36%  $     118,015          0.70%         3.83%      46.49%       $0.06
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.46)         11.75           2.25          92,365          0.70          3.77       35.56
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.77)         11.95          16.65          67,854          0.70          3.55       38.60
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (1.23)         10.92          12.89          30,506          0.70          3.83       46.74
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.39)         10.77          11.81          15,628          0.74*         4.18*      61.51
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.73)         13.13          25.69             140          0.95*         3.43*      43.27          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------


$    0.00   $       (1.50)  $      12.53          24.98%  $      14,443          0.70%         2.50%      71.02%       $0.06
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.39)         11.55           0.15          15,442          0.70          2.34       43.70
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.77)         11.92          26.35          22,930          0.70          2.43       28.19
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.42)         10.05           4.68          18,083          0.70*         2.57*      72.77
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------



$    0.00   $       (1.17)  $      13.10          19.88%  $      35,093          0.85%         2.25%      49.57%       $0.04
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.38)         12.07          (2.89)         31,236          0.85          2.23       48.12
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.74)         12.81          23.60          46,523          0.85          2.05       41.80
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.50)         10.98          13.75          18,261          0.85          2.16       26.77
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.03)         10.09           1.19           5,060          1.09*         3.06*       0.00
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------

FINANCIAL HIGHLIGHTS

                               ------------  -------------  --------------  ------------  ----------  -------------  -------------
Selected Per Share Data for     Net Asset                   Net Realized/   Total Income  Dividends   Distributions
the Year or Period Ended:         Value          Net          Unrealized        from       from Net     from Net     Distributions
                               Beginning of   Investment    Gain (Loss) on   Investment   Investment    Realized         from
                                  Period     Income (Loss)   Investments     Operations     Income    Capital Gains  Equalization
                               ------------  -------------  --------------  ------------  ----------  -------------  -------------
Cadence Capital Appreciation Fund
Institutional Class
  10/31/95                     $      13.34  $        0.18  $         3.60  $       3.78  $    (0.18) $        0.00  $        0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/94                            13.50           0.14           (0.12)         0.02       (0.14)         (0.04)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/93                            11.27           0.11            2.73          2.84       (0.11)         (0.50)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/92                            11.02           0.14            1.05          1.19       (0.14)         (0.72)         (0.08)
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  03/08/91 - 10/31/91                 10.00           0.09            1.02          1.11       (0.09)          0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Cadence Mid Cap Growth Fund
Institutional Class
  10/31/95                     $      13.97  $        0.07  $         4.19  $       4.26  $    (0.07) $        0.00  $        0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/94                            13.97           0.06            0.01          0.07       (0.06)         (0.01)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/93                            11.29           0.07            2.70          2.77       (0.07)         (0.02)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/92                            10.28           0.10            1.03          1.13       (0.10)          0.00          (0.02)
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  08/26/91 - 10/31/91                 10.00           0.02            0.27          0.29       (0.01)          0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Administrative Class
  11/30/94 - 10/31/95                 13.31           0.03            4.85          4.88       (0.02)          0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Cadence Micro Cap Growth Fund
Institutional Class
  10/31/95                     $      11.87  $       (0.04) $         3.55  $       3.51  $     0.00  $        0.00  $        0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/94                            11.06          (0.03)           0.84          0.81        0.00           0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  06/25/93 - 10/31/93                 10.00           0.00            1.07          1.07        0.00           0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Cadence Small Cap Growth Fund
Institutional Class
  10/31/95                     $      19.38  $       (0.05) $         3.12  $       3.07  $     0.00  $       (1.43) $        0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/94                            19.15          (0.02)           0.89          0.87        0.00          (0.64)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/93                            15.80          (0.06)           6.19          6.13        0.00          (2.78)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  10/31/92                            14.87           0.01            1.50          1.51       (0.01)         (0.57)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------
  01/07/91 - 10/31/91                 10.00           0.02            5.03          5.05       (0.02)         (0.16)          0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Administrative Class
  09/27/95 - 10/31/95                 21.90          (0.02)          (0.87)        (0.89)       0.00           0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Columbus Circle Investors
Core Equity Fund
Institutional Class
  12/28/94 - 10/31/95          $      10.00  $        0.07  $         2.71  $       2.78  $    (0.06) $        0.00  $        0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

Administrative Class
  05/31/95 - 10/31/95                 11.45           0.02            1.28          1.30       (0.02)          0.00           0.00
-----------------------------  ------------  -------------  --------------  ------------  ----------  -------------  -------------

* Annualized
See Notes to Financial Statements

---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
                                                                                        Ratio of Net
                                                                           Ratio of      Investment
Tax Basis                    Net Asset                     Net Assets     Expenses to    Income to    Portfolio    Average
Return of       Total       Value End of                  End of Period   Average Net   Average Net   Turnover    Commission
 Capital    Distributions      Period      Total Return      (000's)        Assets         Assets       Rate         Rate
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------

$    0.00   $       (0.18)  $      16.94          28.47%  $     236,220          0.70%         1.22%      82.69%       $0.05
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.18)         13.34           0.15         165,441          0.70          1.17       76.75
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.61)         13.50          25.30          84,990          0.70          0.94       81.15
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.94)         11.27          10.75          36,334          0.70          1.13      134.17
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.09)         11.02          11.19          18,813          0.75*         1.55*      40.54
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------



$    0.00   $       (0.07)  $      18.16          30.54%  $     189,320          0.70%         0.43%      78.29%       $0.04
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.07)         13.97           0.58         121,791          0.70          0.45       60.85
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.09)         13.97          24.57          67,625          0.70          0.56       97.87
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.12)         11.29          10.91          21,213          0.70          0.87       65.92
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.01)         10.28           2.98           2,748          0.82*         0.92*      13.41
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.02)         18.17          36.64             892          0.94*         0.23*      71.73          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------



$    0.00   $        0.00   $      15.38          29.54%  $      69,775          1.50%        (0.37%)     86.68%       $0.03
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00            0.00          11.87           7.31          32,605          1.50         (0.25)      58.81
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
    (0.01)          (0.01)         11.06          10.81          10,827          1.50*        (0.02)*     15.98
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------



$    0.00   $       (1.43)  $      21.02          17.39%  $      73,977          1.25%        (0.27%)     85.61%       $0.02
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.64)         19.38           4.62          50,425          1.25         (0.33)      65.53
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (2.78)         19.15          38.80          43,308          1.25         (0.35)      62.15
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.58)         15.80          10.20          33,734          1.25          0.09       66.05
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.18)         14.87          50.68          33,168          1.29*         0.11*      47.84
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00            0.00          21.01          (5.34)            544          1.60*        (0.82)*      8.80          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------




$    0.00   $       (0.06)  $      12.72          27.86%  $       7,791          0.82%*        0.79%*    122.88%       $0.03
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------


     0.00           (0.02)         12.73          11.34          24,645          1.06*         0.34*      57.96         N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------

FINANCIAL HIGHLIGHTS

                                   ------------  ----------  --------------  ------------  ----------  -------------  -------------
Selected Per Share Data for         Net Asset                Net Realized/   Total Income  Dividends   Distributions
the Year or Period Ended:             Value         Net        Unrealized        from       from Net     from Net     Distributions
                                   Beginning of  Investment  Gain (Loss) on   Investment   Investment    Realized         from
                                      Period       Income     Investments     Operations     Income    Capital Gains  Equalization
                                   ------------  ----------  --------------  ------------  ----------  -------------  -------------

Columbus Circle Investors
Mid Cap Equity Fund
Institutional Class
12/28/94 - 10/31/95                $      10.00  $     0.02  $         2.92  $       2.94  $    (0.02) $        0.00  $        0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Parametric Enhanced Equity Fund
Institutional Class
  10/31/95                         $      11.99  $     0.25  $         2.62  $       2.87  $    (0.25) $       (0.17) $        0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/94                                12.08        0.25           (0.04)         0.21       (0.25)         (0.05)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/93                                11.76        0.23            0.74          0.97       (0.23)         (0.42)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/92                                10.80        0.16            1.06          1.22       (0.16)         (0.04)         (0.06)
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  02/11/91 - 10/31/91                     10.00        0.16            0.80          0.96       (0.16)          0.00           0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Blairlogie Emerging Markets Fund
Institutional Class
  10/31/95                         $      16.53  $     0.07  $        (4.55) $      (4.48) $    (0.06) $       (0.72) $        0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/94                                12.27       (0.01)           4.45          4.44        0.00          (0.18)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  06/08/93 - 10/31/93                     10.00        0.03            2.52          2.55       (0.02)         (0.26)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Administrative Class
  10/31/95                                16.95        0.00           (4.95)        (4.95)      (0.05)         (0.71)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Blairlogie International Active Fund
Institutional Class
  10/31/95                         $      11.86  $     0.10  $         0.30  $       0.40  $    (0.09) $       (0.43) $        0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/94                                10.69        0.09            1.15          1.24       (0.03)         (0.04)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  06/08/93 - 10/31/93                     10.00        0.05            0.69          0.74       (0.04)         (0.01)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Administrative Class
  11/30/94 - 10/31/95                     11.21        0.02            1.01          1.03       (0.08)         (0.43)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

Balanced Fund
Institutional Class
  10/31/95                         $      10.35  $     0.44  $         1.54  $       1.98  $    (0.44) $        0.00  $        0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/94                                10.84        0.34           (0.34)         0.00       (0.34)         (0.15)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  10/31/93                                10.42        0.35            0.68          1.03       (0.35)         (0.26)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------
  06/25/92 - 10/31/92                     10.00        0.12            0.52          0.64       (0.12)         (0.10)          0.00
---------------------------------  ------------  ----------  --------------  ------------  ----------  -------------  -------------

* Annualized
See Notes to Financial Statements

---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
                                                                                        Ratio of Net
                                                                           Ratio of      Investment
Tax Basis                    Net Asset                     Net Assets     Expenses to    Income to    Portfolio    Average
Return of       Total       Value End of                  End of Period   Average Net   Average Net   Turnover    Commission
 Capital    Distributions      Period      Total Return      (000's)        Assets         Assets       Rate         Rate
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------

$    0.00   $       (0.02)  $      12.92          29.34%  $       8,357          0.88%*        0.24%*    131.58%       $0.04
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------



$    0.00   $       (0.42)  $      14.44          24.46%  $      73,999          0.70%         1.91%      20.59%       $0.05
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.30)         11.99           1.83          65,915          0.70          2.20       43.58
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.65)         12.08           8.20          46,724          0.70          1.89       15.02
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.26)         11.76          11.46          36,515          0.70          1.81       16.85
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.16)         10.80           9.59           4,451          0.73*         2.14*       0.15
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------



$    0.00   $       (0.78)  $      11.27        (27.70%)  $      73,539          1.35%         0.57%     118.18%       $0.03
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.18)         16.53          36.31          79,620          1.35         (0.06)      79.04
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.28)         12.27          25.55          14,625          1.34*         0.64*      36.51
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.76)         11.24        (27.96)             830          1.62          0.02      118.18          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------



$    0.00   $       (0.52)  $      11.74           3.83%  $      63,607          1.10%         1.10%      63.12%       $0.03
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.07)         11.86          11.68          22,569          1.10          1.12       88.55
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.05)         10.69           7.39           8,299          1.10*         0.91*      19.61
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------


     0.00           (0.51)         11.73           9.61             675          1.34*         0.50*      58.07          N/A
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------


$    0.00   $       (0.44)  $      11.89          19.47%  $      72,638          0.70%         3.73%      43.10%       $0.04
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------   ----------
     0.00           (0.49)         10.35           0.08         130,694          0.70          3.25       46.72
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.61)         10.84          10.06         126,410          0.70          3.10       19.32
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------
     0.00           (0.22)         10.42           6.40          99,198          0.70*         3.36*      38.51
---------   -------------   ------------   ------------   -------------   -----------   -----------   ---------

SCHEDULE OF INVESTMENTS

                       [PIE CHART APPEARS HERE]    Short-Term Instruments  98.9%

Money Market Fund

October 31, 1995

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Short-Term Instruments - 98.9%
--------------------------------------------------------------------------------

Discount Notes - 93.5%

American Greetings Co.
   5.740% due 11/08/95                                 $     250      $     250
Avnet, Inc.
   5.730% due 12/08/95                                       300            298
Commercial Credit Co.
   9.875% due 12/01/95                                       350            351
Electronic Data Systems Corp.
   5.670% due 11/28/95                                       250            249
Federal Home Loan Bank Corp.
   5.600% due 11/09/95                                       500            499
Federal Home Loan Mortgage Corp.
   5.655% due 11/13/95                                       250            250
Ford Motor Credit Co.
   5.700% due 11/10/95                                       250            250
G. E. Capital Corp.
   5.770% due 11/27/95                                       160            159
Georgia Power
   4.750% due 03/01/96                                       250            249
Great-West Life & Annuity
   5.720% due 12/08/95                                       250            249
GTE Northwest, Inc.
   5.730% due 11/09/95                                       200            200
Heinz Co.
   5.750% due 11/13/95                                       250            250
Hercules, Inc.
   5.730% due 11/15/95                                       250            249
IBM Credit Corp.
   5.750% due 11/10/95                                       300            300
Kimberly Clark
   5.720% due 11/30/95                                       250            249
McCormick & Co., Inc.
   5.710% due 11/21/95                                       300            299
MidAmerica Energy Co.
   5.730% due 11/21/95                                       250            249
New England Power Co.
   5.740% due 11/27/95                                       250            249
PHH Corp.
   5.730% due 11/29/95                                       250            249
Raytheon Corp.
   5.720% due 11/20/95                                       250            249
Shell Oil Co.
   7.700% due 02/01/96                                       250            251
Sonoco Products Co.
   5.760% due 11/14/95                                       250            249
Stanley Works
   5.720% due 11/27/95                                       300            299
Temple Inland, Inc.
   5.750% due 11/02/95                                       250            249
Toys-R-Us, Inc.
   5.680% due 12/01/95                                       250            249
Waste Management
   6.250% due 12/15/95                                       300            300
Weyerhaeuser Co.
   9.250% due 11/15/95                                       300            300
                                                                      ---------
Total Short-Term Notes                                                    7,244
                                                                      =========

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Repurchase Agreement - 5.4%

State Street Bank                                      $     420      $     420
   4.500% due 11/01/95
   (Dated 10/31/95.  Collateralized by
   U.S. Treasury Bond 11.250% due 02/15/15
   valued at $430,876.  Repurchase
   proceeds are $420,053.)

Total Investments - 98.9%                                             $   7,664
(Cost $7,664)

Other Assets and Liabilities (Net) - 1.1%                                    87
                                                                      ---------

Net Assets - 100.0%                                                   $   7,751
                                                                      =========

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                Corporate Bonds and Notes  30.8%
                                                                    Other   2.4%
                    [PIE CHART APPEARS HERE]
                                                   Short-Term Instruments  20.6%

                                               Mortgage-Backed Securities  45.2%



PIMCO Managed Bond and Income Fund
October 31, 1995

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 30.8%
--------------------------------------------------------------------------------
Banking and Finance - 6.5%
Citicorp
   5.950% due 01/30/98 (d) (e)                         $   5,000      $    5,003
   6.000% due 05/29/98 (d) (e)                             5,000           4,944
First Interstate Bancorp
   6.188% due 06/25/97                                       250             251
General Motors Acceptance Corp.
   6.750% due 04/25/97                                    10,000          10,099
   7.900% due 05/01/97                                       500             513
Great Western Financial
   8.625% due 12/01/98                                     3,000           3,176
Home Savings of America
   10.500% due 06/12/97                                    4,500           4,561
Lehman Brothers Holdings
   8.875% due 11/01/98                                       500             533
                                                                      ----------
                                                                          29,080
Industrials - 16.9%
AMR Corp.
   7.750% due 12/01/97                                    10,000          10,204
   9.430% due 05/10/01                                     1,000           1,117
   8.900% due 02/26/07 (e)                                 6,450           6,949
Columbia Health Care
   5.996% due 07/28/97                                    15,000          15,013
Hewlett Packard Co.
   5.680% due 01/05/96                                     5,000           4,947
   5.670% due 01/09/96                                     3,800           3,757
Occidental Petroleum
   11.750% due 03/15/11                                   10,000          10,674
Time Warner, Inc.
   6.835% due 08/15/00 (e)                                 5,575           5,603
   7.975% due 08/15/04                                     3,345           3,437
   8.110% due 08/15/06                                     6,690           6,869
   8.180% due 08/15/07                                     6,690           6,858
                                                                      ----------
                                                                          75,428
Utilities - 7.4%
Commonwealth Edison
   8.000% due 10/15/03                                     7,550           7,715
CTC Mansfield Funding
   11.125% due 09/30/16                                    2,500           2,534
Illinois Power Co.
   5.850% due 10/01/96                                     1,000             998
Long Island Lighting Co.
   8.750% due 05/01/96                                     8,000           8,088
   9.000% due 11/01/22 (e)                                 7,250           7,286
Ohio Edison
   8.500% due 05/01/96                                     3,000           3,035
Wisconsin Electric Power
   5.700% due 12/08/95                                     3,100           3,082
                                                                      ----------
                                                                          32,738
                                                                      ----------
Total Corporate Bonds and Notes                                          137,246
(Cost $133,857)                                                       ==========

--------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.3%
--------------------------------------------------------------------------------
U.S. Treasury Note
   6.500% due 04/30/97                                    10,000          10,131
                                                                      ----------
Total U.S. Treasury Obligations                                           10,131
(Cost $10,125)                                                        ==========

--------------------------------------------------------------------------------
U.S. Government Agencies - 0.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.630% due 11/13/95 (d)                                   600             599
                                                                      ----------
Total U.S. Government Agencies                                               599
(Cost $599)                                                           ==========

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Mortgage-Backed Securities - 45.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation - 1.6%
   9.000% due 12/15/20                                 $   4,627      $    4,853
   10.500% due 04/01/01                                      190             198
   8.500% due 12/01/01                                        10              10
   7.250% due 03/01/06                                       547             548
   8.250% due 03/01/08                                       244             251
   8.250% due 05/01/08                                        76              78
   9.500% due 02/01/11                                       204             216
   15.500% due 06/01/11                                        4               4
   10.000% due 06/01/11                                       39              42
   11.875% due 06/15/13 (e)                                  413             455
   8.800% due 12/01/15 (e)                                   339             365
                                                                      ----------
                                                                           7,020
Federal Housing Authority - 0.2%
   8.829% due 05/01/19 (e)                                   652             678
   7.430% due 10/01/19                                       391             400
                                                                      ----------
                                                                           1,078
Federal National Mortgage Association - 11.5%
   4.500% due 07/01/96 (e)                                    14              14
   9.000% due 12/01/01                                     2,180           2,289
   8.500% due 12/01/01                                       147             152
   8.500% due 07/01/03                                     1,214           1,258
   8.500% due 10/01/04                                     1,311           1,362
   8.500% due 11/01/04                                     1,030           1,070
   8.500% due 01/01/05                                       158             164
   8.500% due 01/01/05                                     2,444           2,540
   8.000% due 10/01/05                                       760             778
   8.500% due 01/01/07                                     1,090           1,133
   8.500% due 08/01/07                                        95              98
   7.750% due 10/01/07                                       631             641
   7.000% due 08/01/09                                       621             624
   11.000% due 09/01/10 (e)                                  366             412
   13.750% due 10/01/10                                       52              61
   13.750% due 11/01/11                                        7               9
   14.750% due 10/01/12                                       55              65
   13.750% due 10/01/12                                       71              82
   14.750% due 11/01/12                                        6               7
   13.750% due 01/01/13                                       12              14
   14.500% due 03/01/13                                       13              16
   13.750% due 09/01/13                                       24              29
   13.750% due 11/01/13                                       10              12
   13.750% due 12/01/14                                        2               3
   8.029% due 07/01/20 (d)                                 2,251           2,351
   6.542% due 02/01/23 (d)                                 3,084           3,152
   7.454% due 02/01/23 (d)                                 7,446           7,461
   5.484% due 12/01/23 (d)                                 4,031           4,072
   5.912% due 01/01/24 (d)                                 7,104           7,221
   6.574% due 04/01/24 (d)                                 5,464           5,565
   6.056% due 10/01/24 (d)                                 4,204           4,284
   7.769% due 04/01/29 (d)                                 4,127           4,257
                                                                      ----------
                                                                          51,196
Government National Mortgage Association - 4.2%
   7.500% due 03/15/24                                       460             467
   12.000% due 10/15/12                                       16              18
   12.000% due 01/15/13                                       10              12
   12.000% due 09/15/13                                        3               4
   12.000% due 09/15/13                                        3               4
   12.000% due 02/15/14                                       22              26
   12.000% due 03/15/14                                       11              13
   12.000% due 04/15/14                                        5               6
   12.000% due 12/15/14                                        2               2
   12.000% due 04/15/15                                        2               3
   12.000% due 04/15/15                                        7               8
   12.000% due 06/15/15                                        1               1

PIMCO Managed Bond and Income Fund

October 31, 1995

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
   12.000% due 06/15/15                                $      17     $       20
   12.000% due 10/15/15                                        1              1
   7.375% due 06/20/23 (d) (e)                             8,274          8,424
   7.000% due 09/20/24 (d) (e)                             4,661          4,764
   7.000% due 01/20/25 (d) (e)                             4,709          4,804
                                                                     ----------
                                                                         18,577
Collateralized Mortgage Obligations - 27.7%
AFC
   6.592% due 10/25/26 (d) (e)                             8,182          8,243
American Southwest Financial
   8.450% due 09/01/17                                       246            245
Bank of America
   9.000% due 03/01/08 (e)                                   124            129
Capstead
   8.900% due 12/25/21 (e)                                 1,068          1,101
Chase Mortgage Financial
   8.000% due 06/25/24 (e)                                   957            967
Citicorp Mortgage
   9.500% due 07/25/04                                        49             51
   9.500% due 10/25/04                                       220            230
CMC Securities Corp.
   9.000% due 04/25/10                                    16,253         16,711
   10.000% due 04/20/20                                    8,885          9,673
Countrywide
   7.913% due 11/25/24 (d) (e)                            10,388         10,661
   7.408% due 11/25/24 (d) (e)                            12,226         12,536
Dime Savings
   7.140% due 11/25/18 (d) (e)                               222            209
Donaldson, Lufkin & Jenrette
   11.000% due 08/01/19                                      557            616
FNMA
   7.000% due 04/25/15                                       367            370
   8.500% due 03/25/17                                     1,580          1,601
   9.000% due 09/25/18                                     2,240          2,309
   9.250% due 07/25/19                                     9,091          9,566
GMC
   9.300% due 07/20/19                                     1,000          1,086
Norwest
   12.375% due 01/01/14                                      622            682
Residential Funding
   10.000% due 10/01/19 (e)                                   56             57
Resolution Trust Corp.
   8.835% due 12/25/23 (e)                                 1,313          1,348
Ryland Acceptance Corp.
   7.878% due 09/25/23 (d)                                10,352         10,507
   8.000% due 09/25/22 (e)                                 9,553          9,601
Saxon Mortgage
   8.169% due 09/25/22 (d) (e)                             7,259          7,409
   8.130% due 01/25/23 (d) (e)                            10,317         10,472
Sears
   8.250% due 09/25/31 (e)                                   341            343
Sears Mortgage
   8.712% due 05/25/32 (d) (e)                             5,208          5,223
Security Pacific
   8.500% due 03/01/17 (e)                                   131            130
U.S. Home Equity
   8.500% due 04/15/21                                        68             69
Western Federal Savings & Loan
   6.979% due 03/25/19 (d) (e)                             1,016          1,006
                                                                     ----------
                                                                        123,151
                                                                     ----------
Total Mortgage-Backed Securities                                        201,022
(Cost $199,587)                                                      ==========

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Purchased CME Put Option - 0.0%
--------------------------------------------------------------------------------
December Futures                                             150              2
    Strike @ 95.00 Exp. 11/95                                        ----------
Total Purchased CME Put Option                                                2
(Cost $3)                                                            ==========

--------------------------------------------------------------------------------
Short-Term Instruments - 20.6%
--------------------------------------------------------------------------------
Discount Notes - 16.9%
Abbott Laboratories
   5.710% due 11/14/95                                     3,000          2,994
Armstrong World
   8.5% due 02/08/96                                         400            402
Associates Corp. of North America
   5.680% due 11/27/95                                     5,500          5,477
AT&T Corp.
   5.710% due 11/03/95                                     5,000          4,998
   5.640% due 11/21/95                                     2,200          2,193
   5.700% due 01/09/96                                    10,000          9,887
   5.700% due 01/12/96                                     1,000            988
Discover Credit Corp.
   8.920% due 03/15/96 (e)                                11,000         11,209
   9.000% due 04/15/96 (e)                                 5,250          5,316
Eli Lilly & Co.
   6.080% due 01/09/96                                     4,500          4,449
Emerson Electric Co.
   5.750% due 11/17/95                                       500            499
G. E. Capital Corp.
   5.720% due 11/20/95                                     3,000          2,991
   5.720% due 11/30/95                                     8,700          8,660
   5.700% due 01/19/96                                     2,500          2,468
Motorola, Inc.
   5.710% due 11/17/95                                       800            798
Norfolk Southern Corp.
   5.680% due 01/12/96                                       300            296
Pitney Bowes Credit, Inc.
   5.690% due 11/20/95                                     2,000          1,994
United Parcel Service
   5.710% due 11/15/95                                     3,600          3,592
U.S. West Communications
   5.700% due 11/30/95                                     4,700          4,678
Wal-Mart Stores
   5.720% due 11/09/95                                     1,400          1,398
                                                                     ----------
                                                                         75,287
Repurchase Agreement - 2.9%
State Street Bank                                         12,860         12,860
   4.500% due 11/01/95
   (Dated 10/31/95.  Collateralized by
   U.S. Treasury Bond 11.250% due 02/15/15
   valued at $13,122,123.  Repurchase
   proceeds are $12,861,608.)
U.S. Treasury Bills - 0.8%
   6.560% due 11/16/95 (b)                                   620            618
   5.340% due 11/30/95 (b)                                   780            777
   5.270% due 02/08/96 (b)                                   615            606
   6.310% due 02/08/96 (b)                                 1,695          1,670
   5.265% due 02/15/96 (b)                                    30             30
                                                                     ----------
                                                                          3,701
                                                                     ----------
Total Short-Term Instruments                                             91,848
(Cost $91,753 )                                                      ==========


                                                                           Value
                                                                         (000's)
--------------------------------------------------------------------------------
Total Investments (a) - 99.0%                                        $  440,848
(Cost $435,924)

Written Options (c) - 0.0%                                                  (16)
(Premiums $169)

Other Assets and Liabilities (Net) - 1.0%                                 4,422
                                                                     ----------
Net Assets - 100.0%                                                  $  445,254
                                                                     ==========

Notes to Schedule of Investments ($ in thousands):
(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                          $    6,410

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (1,486)
                                                                     ----------

    Unrealized appreciation-net                                      $    4,924
                                                                     ==========

(b) Securities with an aggregate market value of $3,701 have been segregated with the custodian to cover margin requirements for the following open future contracts at October 31, 1995:

                                                                      Unrealized
Type                                                   Contracts    Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/95)                            567     $      229
U.S. Treasury 10 Year Note (12/95)                         1,432          2,150
U.S. Treasury 30 Year Note (12/95)                           624          2,146
                                                                     ----------
                                                                     $    4,525
                                                                     ==========
(c) Premiums received on Written Put Options:

                                                        Premium       Market
Type                                        Par         Received      Value
--------------------------------------------------------------------------------
CBOT U.S. Treasury Bond Futures
   Strike @ 112.00 Exp. (11/95)         $  500,000       $   169       $   16

(d) Variable rate security. The rate listed is as of October 31, 1995.

(e) Security valued under procedures established by the Board of Trustees.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

NFJ Equity Income Fund
October 31, 1995


15.1%  Consumer Discretionary
17.5%  Utilities
10.5%  Other
 6.9%  Health Care
13.8%  Financial & Business Services   [PIE CHART APPEARS HERE]
 9.8%  Short-Term Instruments
 8.9%  Materials & Processing
 7.0%  Energy
 6.9%  Consumer Staples


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 86.6%
--------------------------------------------------------------------------------
Capital Goods - 5.2%

Briggs & Stratton Co.                                  48,100         $   1,944
Deere & Co.                                            24,200             2,163
GATX Corp.                                             41,900             1,990
                                                                      ----------
                                                                          6,097

Consumer Discretionary - 15.1%

Brunswick Corp.                                       113,600             2,215
Chrysler Corp.                                         37,880             1,956
Ford Motor Co.                                         67,000             1,926
Harland John H Co.                                     95,600             1,984
K Mart Corp.                                          239,500             1,965
Maytag Corp.                                          108,900             2,069
Melville Corp.                                        112,300             3,594
Springs Industries, Inc.                               49,900             2,139
                                                                      ----------
                                                                         17,848

Consumer Staples - 6.9%

American Brands, Inc.                                  47,800             2,049
Anheuser Busch                                         31,100             2,053
Philip Morris Co., Inc.                                23,600             1,994
Supervalu, Inc.                                        67,900             2,088
                                                                      ----------
                                                                          8,184

Energy - 7.0%

Atlantic Richfield                                     18,800             2,007
Texaco, Inc.                                           29,800             2,030
Ultramar Corp.                                        174,600             4,256
                                                                      ----------
                                                                          8,293

Financial & Business Services - 13.8%

Aetna Life & Casulty Co.                               31,200             2,196
Bankers Trust N.Y. Corp.                               30,900             1,970
Bear Stearns                                           91,917             1,827
Chase Manhattan Corp.                                  35,200             2,006
Meditrust                                              58,700             1,981
Mellon Bank Corp.                                      38,300             1,920
PNC Bank Corp.                                         82,400             2,163
Provident Life Accident "B"                            84,700             2,266
                                                                      ----------
                                                                         16,329

Health Care - 6.9%

American Home Products                                 22,200             1,967
Baxter International, Inc.                             51,800             2,001
Bristol Myers Squibb                                   26,300             2,005
Upjohn Co.                                             43,100             2,187
                                                                      ----------
                                                                          8,160

Materials & Processing - 8.9%

Fed Paper Board, Inc.                                  54,300             2,281
Olin Corp.                                             31,100             1,990
Phelps Dodge Corp.                                     67,700             4,290
PHH Corp.                                              43,500             1,903
                                                                      ----------
                                                                         10,464

Technology - 5.3%

Harris Corp.                                           37,400             2,174
Northrop Grumman Corp.                                 70,400             4,030
                                                                      ----------
                                                                          6,204

Utilities - 17.5%

Comsat Corp.                                           97,900         $   1,946
Detroit Edison Co.                                     61,700             2,082
NICOR Inc.                                             75,400             2,026
Pacific Gas & Electric                                 69,100             2,030
Pacific Telesis                                       138,900             4,219
Peoples Energy Corp.                                   74,000             2,128
Southern New England Telecom                           57,400             2,074
Texas Utilities Co.                                    58,000             2,132
Washington Water Power                                119,000             2,053
                                                                      ----------
                                                                         20,690
                                                                      ----------
Total Common Stocks                                                     102,269
                                                                      ==========
(Cost $91,499)


--------------------------------------------------------------------------------
Short-Term Instruments - 9.8%
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 9.8%
State Street Bank                                 $    11,596            11,596
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Bond 11.250%
  due 02/15/15 valued at $11,829,496.
  Repurchase proceeds are $11,597,450.)
                                                                      ----------
Total Short-Term Instruments                                             11,596
                                                                      ==========
(Cost $11,596)

Total Investments (a) - 96.4%                                         $ 113,865
(Cost $103,095)

Other Assets and Liabilities (Net) - 3.6%                                 4,290
                                                                      ----------

Net Assets - 100.0%                                                   $ 118,155
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  14,267

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (3,497)
                                                                      ----------

    Unrealized appreciation-net                                       $  10,770
                                                                      ==========

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

NFJ Diversified Low P/E Fund
October 31, 1995

14.1%   Financial & Business Services
14.2%   Consumer Discretionary
 6.5%   Other
 6.6%   Materials & Processing
11.3%   Consumer Staples        [PIE CHART APPEARS HERE]
10.9%   Technology
10.3%   Energy
10.0%   Utilities
 8.4%   Short-Term Instruments
 7.7%   Health Care


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 91.6%
--------------------------------------------------------------------------------
Capital Goods - 3.8%

Briggs & Stratton Co.                                   6,500         $     262
Deere & Co.                                             3,200               286
                                                                      ----------
                                                                            548

Consumer Discretionary - 14.2%

Brunswick Corp.                                         6,700               131
Chrysler Corp.                                          4,105               212
Goodyear Tire & Rubber                                  6,900               262
Maytag Corp.                                           14,600               277
Melville Corp.                                          7,400               237
Omnicom Group                                           2,100               134
Premark International, Inc.                             6,000               278
Reebok International Limited                            3,800               129
Sears Roebuck                                           7,600               258
Xerox Corp.                                             1,000               130
                                                                      ----------
                                                                          2,048

Consumer Staples - 11.3%

Anheuser Busch                                          6,200               409
IBP, Inc.                                               4,700               281
Philip Morris Co., Inc.                                 3,100               262
Supervalu, Inc.                                        13,300               409
Unilever NV                                             2,100               276
                                                                      ----------
                                                                          1,637

Energy - 10.3%

Atlantic Richfield                                      3,700               395
Repsol                                                  8,700               258
Texaco, Inc.                                            6,000               409
Ultramar Corp.                                         17,200               419
                                                                      ----------
                                                                          1,481

Financial & Business Services - 14.1%

Bear Stearns Cos                                        6,700               133
Chase Manhattan Corp.                                   6,300               359
Loews Corp.                                             1,800               264
Mellon Bank Corp.                                       5,000               251
PHH Corp.                                               8,100               354
Provident Life Accident "B"                            14,000               375
Standard Federal Bank                                   8,400               298
                                                                      ----------
                                                                          2,034

Health Care - 7.7%

American Home Products                                  4,400               390
Beckman Instruments                                     4,000               133
Tenet Healthcare Corp. (b)                              9,300               166
Upjohn Co.                                              8,400               426
                                                                      ----------
                                                                          1,115

Materials & Processing - 6.6%

Lennar Corp.                                            5,750               132
Phelps Dodge Corp.                                      4,500               285
Union Carbide Corp.                                     3,800               144
Wellman, Inc.                                           5,500               129
Willamette Industries                                   4,500               261
                                                                      ----------
                                                                            951

Technology - 10.9%

Advanced Micro Devices (b)                              4,900               117
Harris Corp.                                            4,800               279
Northrop Grumman Corp.                                  6,400               366
Raytheon Co.                                            6,800               297
Seagate Technology (b)                                  6,000               269
Sterling Software, Inc. (b)                             5,400               249
                                                                      ----------
                                                                          1,577

Transportation - 2.7%

AMR Corp. (b)                                           1,900               125
Conrail, Inc.                                           3,900               268
                                                                      ----------
                                                                            393

Utilities - 10.0%

Comsat Corp.                                           12,200               242
Detroit Edison Co.                                      8,300               280
NICOR, Inc.                                             9,000               242
Pacific Gas & Electric                                 13,500               397
Pacific Telesis                                         9,300               282
                                                                      ----------
                                                                          1,443
                                                                      ----------

Total Common Stocks                                                      13,227
                                                                      ==========
(Cost $11,149)

--------------------------------------------------------------------------------
Short-Term Instruments - 8.4%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 8.4%
State Street Bank                                 $     1,210             1,210
  4.500% due 11/01/95
  (Dated 10/31/95.  Collateralized by
  U.S. Treasury Bond 11.250% due 02/15/15
  valued at $1,245,622.  Repurchase
  proceeds are $1,216,152.)

                                                                      ----------
Total Short-Term Instruments                                              1,210
                                                                      ==========
(Cost $1,210)

Total Investments (a) - 100.0%                                        $  14,437
(Cost $12,359)

Other Assets and Liabilities (Net) - 0.0%                                    (6)
                                                                      ----------

Net Assets - 100.0%                                                   $  14,443
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   2,323

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                                (245)
                                                                      ----------

    Unrealized appreciation-net                                       $   2,078
                                                                      ==========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

NFJ Small Cap Value Fund
October 31, 1995

16.6%   Materials & Processing
22.2%   Financial & Business Services
 5.0%   Other
 3.0%   Health Care
 3.9%   Short-Term Instruments
14.3%   Consumer Discretionary  [PIE CHART APPEARS HERE]
10.3%   Capital Goods
 8.3%   Consumer Staples
 6.8%   Utilities
 5.2%   Technology
 4.2%   Energy



                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 95.9%
--------------------------------------------------------------------------------
Capital Goods - 10.3%

AGCO Corp.                                              6,650         $     298
Barnes Group, Inc.                                      8,900               334
Blount Inc. "A"                                         6,300               273
Brenco, Inc.                                           29,000               337
Kysor Industrial Corp.                                 15,700               367
Oshkosh Truck Corp.  "B"                               23,400               333
Regal Beloit                                           19,200               346
Scotsman Industries, Inc.                              21,600               351
Smith (A.O.) Corp.                                     15,500               321
Tecumseh Products Co. "A"                               6,200               291
Webb Corp.                                             18,000               374
                                                                      ----------
                                                                          3,625
Consumer Discretionary - 14.3%

Blair Corp.                                            12,100               357
Borg Warner Automotive                                 12,100               357
Ennis Business Forms, Inc.                             24,200               345
Fedders USA, Inc.                                      57,500               338
Garan, Inc.                                            12,900               237
Guilford Mills, Inc.                                   15,400               341
Haggar Corp.                                           13,400               221
Handleman                                              28,300               219
Outboard Marine Corp.                                  17,800               369
Oxford Industries, Inc.                                15,100               245
Ross Stores, Inc.                                      21,600               339
Shopko Stores, Inc.                                    30,200               325
Standard Products Co.                                   7,100               110
Strawbridge & Clothier "A"                             14,000               266
Sturm Ruger & Co., Inc.                                12,000               324
Toro Co.                                               11,200               323
Windmere Corp.                                         50,500               316
                                                                      ----------
                                                                          5,032
Consumer Services - 2.0%

Bowne & Co., Inc.                                      19,200               357
Merrill Corp.                                          20,800               333
                                                                      ----------
                                                                            690
Consumer Staples - 8.3%

Bindley Western Industries, Inc.                       20,000               312
Dimon, Inc.                                            22,800               333
Fay's, Inc.                                            36,000               288
International Multifoods                               15,700               322
Marsh Supermarkets, Inc. "B"                           30,300               364
Morningstar Group, Inc. (b)                            38,000               295
Nash Finch Co.                                         16,700               298
Super Foods Services, Inc.                             29,500               395
Thorn Apple Valley, Inc.                               16,500               285
                                                                      ----------
                                                                          2,892
Energy -  4.2%

Diamond Shamrock R & M, Inc.                           12,400               319
KCS Energy, Inc.                                       20,800               237
Offshore Logistics, Inc. (b)                           24,800               307
Swift Energy Co. (b)                                   32,700               290
Tosco Corp.                                             9,100               314
                                                                      ----------
                                                                          1,467
Financial & Business Services 22.2%

American Bankers Insurance Group                       11,400               409
American Health Properties                             15,300               315
Boston Bancorp                                          9,000               331
Capstead Mortgage Corp.                                10,000               328
Charter One Financial, Inc.                            13,500               383
Collective Bancorp, Inc.                               14,800               350
Comdisco, Inc.                                         10,300               314
Eaton Vance Corp.                                      10,700               391
First Commerce Corp.                                   12,900               400
First Finance Corp.                                    20,600               440
Fremont General                                        14,300               415
Glimcher Realty Trust                                  17,300               311
Hibernia Corp.  "A"                                    37,500               370
Inter-Regional Financial Group                          9,100               319
Jefferies Group, Inc.                                   9,400               369
Mcgrath Rentcorp                                       18,000               315
Morgan Keegan, Inc.                                    28,350               308
Orion Capital Corp.                                     7,800               320
Pioneer Financial Services, Inc.                       22,400               314
Raymond James Financial Corp.                          18,200               391
U S  Facilities                                        18,000               340
Zions Bancorp                                           5,400               374
                                                                      ----------
                                                                          7,807
Health Care - 3.0%

Adac Laboratories                                      31,400               373
Allied Healthcare Products                             18,900               359
Bergen Brunswig "A"                                    15,015               312
                                                                      ----------
                                                                          1,044
Materials & Processing - 16.6%

Amcast Industrial Corp.                                19,000               323
American President                                     13,600               330
Butler Manufacturing Co.                               13,050               385
Caraustar Industries, Inc.                             16,800               315
Chesapeake Corp.                                       11,200               343
Cleveland Cliffs, Inc.                                  8,800               329
Commercial Metals                                      13,100               337
Continental Homes                                      16,900               346
Gencorp                                                27,300               287
Kaman Corp.                                            25,700               276
Nacco Industries, Inc.                                  5,600               321
Quanex Corp.                                           17,700               350
Standard Motor Products                                20,400               337
Texas Industries, Inc.                                  7,400               389
Varlen Corp.                                           16,280               435
Vigoro Group                                            8,700               377
Wellman, Inc.                                          14,300               336
                                                                      ----------
                                                                          5,816
Technology - 5.2%

Macneal-Schwendler Corp.                               22,800               348
Mts Systems Corp.                                      13,700               387
Pioneer Standard Electronics                           25,000               347
Thiokol Corp.                                           9,400               325
Wyle Labs                                              10,200               435
                                                                      ----------
                                                                          1,842
Transportation - 3.0%

Coachman Industries                                    26,100               441
Sea Containers Limited "A"                             17,100               312
Winnebago Industries                                   37,000               296
                                                                      ----------
                                                                          1,049
Utilities - 6.8%

Central Hudson Gas & Electric                          10,700               328
Commonwealth Energy System                              7,900               335
Eastern Utilities Associates                           13,100               308
Energen Corp.                                          15,800               357
Orange & Rockland Utilities                            10,800               379
Southern California Water Co.                          18,400               347
United Illuminating                                     9,000               342
                                                                      ----------
                                                                          2,396
                                                                      ----------
Total Common Stocks                                                      33,660
                                                                      ==========
(Cost $31,195)


                                                   Principal
                                                      Amount              Value
                                                     (000's)            (000's)
--------------------------------------------------------------------------------
Short-Term Instruments - 3.9%
--------------------------------------------------------------------------------

Repurchase Agreement - 3.9%
State Street Bank                                 $    1,377          $   1,377
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Bond 11.250% due 02/15/15
  valued at $1,410,139. Repurchase
  proceeds are $1,377,172.)
                                                                      ----------
Total Short-Term Instruments                                              1,377
                                                                      ==========
(Cost $1,377)

Total Investments (a) - 99.8%                                         $  35,037
(Cost $32,572)

Other Assets and Liabilities (Net) - 0.2%                                    56
                                                                      ----------

Net Assets - 100.0%                                                   $  35,093
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   4,520

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (2,055)
                                                                      ----------

    Unrealized appreciation-net                                       $   2,465
                                                                      ==========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Capital Appreciation Fund
October 31, 1995

22.2%   Technology
24.3%   Financial & Business Services
3.7%    Energy
5.5%    Consumer Services
7.2%    Materials & Processing  [PIE CHART APPEARS HERE]
10.4%   Health Care
9.9%    Short-Term Instruments
8.3%    Capital Goods
7.6%    Consumer Goods



                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 89.2%
--------------------------------------------------------------------------------
Capital Goods - 8.3%

Allied Signal, Inc.                                    65,400         $   2,780
Case Corp.                                             77,300             2,947
Johnson Controls, Inc.                                 45,800             2,668
PPG Industries, Inc.                                   64,100             2,724
Rockwell International Corp.                           64,900             2,888
Sundstrand Corp.                                       43,100             2,640
United Technologies                                    34,300             3,044
                                                                      ----------
                                                                         19,691

Consumer Goods - 7.6%

Consolidated Papers, Inc.                              39,400             2,256
HBO & Co.                                              39,100             2,766
Kroger Co. (b)                                         92,200             3,077
Leggett & Platt, Inc.                                 130,800             3,139
Nike, Inc.                                             65,200             3,700
Xerox Corp.                                            23,700             3,075
                                                                      ----------
                                                                         18,013

Consumer Services - 5.5%

IBP, Inc.                                              70,000             4,191
La Quinta Motor Inns                                   76,700             1,998
Mattel, Inc.                                          123,676             3,556
Philip Morris Co, Inc.                                 39,900             3,372
                                                                      ----------
                                                                         13,117

Energy - 3.7%

British Petroleum - ADR                                31,600             2,789
Imperial Oil Limited                                   80,100             2,924
Royal Dutch Petrol Guilder                             23,900             2,937
                                                                      ----------
                                                                          8,650

Financial & Business Services - 24.3%

Advanta Corp.                                          79,700             2,849
Bank of Boston Corp.                                   67,500             3,004
Bank of New York                                       77,200             3,242
Bankamerica Corp                                       42,100             2,421
Chemical Banking Corp.                                 57,800             3,287
Citicorp                                               51,900             3,367
Dean Witter Discover & Co.                             59,400             2,955
Equitable of Iowa Co.                                  87,200             3,052
First Chicago Corp.                                    32,700             2,220
First Interstate Bank                                  27,200             3,509
First Tennessee National Corp.                         58,800             3,146
Fleet Financial Group, Inc.                            80,100             3,104
Midlantic Corp.                                        55,900             2,963
Norwest Corp.                                          98,200             2,897
Southtrust Corp.                                      115,600             2,904
St Paul Cos, Inc.                                      59,200             3,004
TIG Holdings, Inc.                                    127,900             3,245
Transamerica Corp.                                     44,200             2,995
Travelers Group, Inc.                                  62,100             3,136
                                                                      ----------
                                                                         57,300

Health Care - 10.4%

Abbott Laboratories                                    78,800             3,132
American Home Products                                 38,000             3,368
Boston Scientific Corp. (b)                            93,300             3,930
Foundation Health Corp. (b)                            81,600             3,458
Guidant Corp.                                         125,600             4,019
Medtronic, Inc.                                        49,600             2,864
Schering-Plough                                        70,300             3,770
                                                                      ----------
                                                                         24,541

Materials & Processing - 7.2%

Eastman Chemical Co.                                   44,400             2,642
Georgia-Pacific Corp.                                  31,200             2,574
International Paper                                    68,800             2,546
Textron, Inc.                                          41,900             2,881
Scott Paper                                            62,700             3,339
Union Carbide Corp.                                    78,700             2,981
                                                                      ----------
                                                                         16,963

Technology - 22.2%

Adaptec, Inc. (b)                                      85,500             3,805
Alliance Semiconductor Corp. (b)                       76,950             2,366
Applied Materials (b)                                  56,000             2,807
Arrow Electronics, Inc. (b)                            53,200             2,700
Cabletron Systems, Inc. (b)                            50,100             3,939
Computer Assoc International, Inc.                     82,300             4,527
Dell Computer Corp., Inc. (b)                          69,500             3,240
DSC Communications (b)                                 52,500             1,943
Gateway 2000, Inc. (b)                                 94,600             3,157
Hewlett Packard Co.                                    47,700             4,418
Loral Corp.                                           143,700             4,257
Oracle Systems Corp. (b)                               65,950             2,877
Seagate Technology (b)                                 56,900             2,546
Teradyne, Inc. (b)                                     73,000             2,436
Texas Instruments, Inc.                                52,900             3,610
Xilinx, Inc. (b)                                       83,400             3,836
                                                                      ----------
                                                                         52,464
                                                                      ----------
Total Common Stocks                                                     210,739
                                                                      ==========
(Cost $166,226)

--------------------------------------------------------------------------------
Short-Term Instruments - 9.9%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 9.9%
State Street Bank                                 $    23,381            23,381
  4.500% due 11/01/95
  (Dated 10/31/95.  Collateralized by
  U.S. Treasury Bond 11.250% due 02/15/15
  valued at $23,854,844.  Repurchase
  proceeds are $23,383,923.)
                                                                      ----------
Total Short-Term Instruments                                             23,381
                                                                      ==========
(Cost $23,381)

Total Investments (a) - 99.1%                                         $ 234,120
(Cost $189,607)

Other Assets and Liabilities (Net) - 0.9%                                 2,100
                                                                      ----------

Net Assets - 100.0%                                                   $ 236,220
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  48,054

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (3,541)
                                                                      ----------

    Unrealized appreciation-net                                       $  44,513
                                                                      ==========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Mid Cap Growth Fund
October 31, 1995

26.0%  Financial & Business Services
29.2%  Technology
 0.9%  Energy
 1.4%  Utilities
 4.4%  Consumer Staples
10.7%  Consumer Discretionary    [PIE CHART APPEARS HERE]
 9.4%  Health Care
 7.0%  Short-Term Instruments
 5.7%  Capital Goods
 5.0%  Materials & Processing

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 92.7%

Capital Goods - 5.7%
AGCO Corp.                                             52,300         $   2,340
Belden, Inc.                                           69,900             1,686
GATX Corp.                                             35,000             1,663
Mark IV Industries, Inc.                               79,929             1,559
Northrop Grumman Corp.                                 31,400             1,798
York International Corp.                               39,500             1,728
                                                                      ----------
                                                                         10,774

Consumer Discretionary - 10.7%

American Greetings "A"                                 70,800             2,230
Consolidated Papers, Inc.                               1,900               109
Cytec Industries, Inc. (b)                              11,700               640
First Brands Corp.                                     56,100             2,566
General Nutrition Cos., Inc. (b)                      122,000             3,035
Harman International                                   56,170             2,591
HBO & Co.                                              33,600             2,377
Leggett & Platt, Inc.                                 100,200             2,405
Manpower, Inc.                                         71,800             1,948
Mattel, Inc.                                           86,851             2,497
                                                                      ----------
                                                                         20,398

Consumer Staples -  4.4%

Canandaigua Wine Co. "A" (b)                           44,400             2,131
IBP, Inc.                                              64,200             3,844
Kroger Co. (b)                                         70,700             2,360
                                                                      ----------
                                                                          8,335

Energy - 0.9%

Stolt-Nielsen SA (b)                                   60,900             1,827
                                                                      ----------

Financial & Business Services 26.0%

Advanta Corp. "A"                                      53,200             2,061
Allmerica Financial Corp. (b)                          84,400             2,120
American Re Corp.                                      45,900             1,756
Bank of Boston Corp.                                   49,400             2,198
Baybanks, Inc.                                         24,900             2,017
Citizens Corp.                                        106,800             1,936
Comdisco, Inc.                                         62,000             1,891
Crestar Financial Corp.                                43,200             2,462
Cullen/Frost Bankers, Inc.                             37,100             1,892
Finova Group, Inc.                                     55,600             2,516
First Usa, Inc.                                        51,200             2,355
Green Tree Financial Corp.                             97,200             2,588
MGIC Investment Corp.                                  42,000             2,389
Mid Ocean Limited                                      56,000             1,981
Mutual Risk Management Limited                         64,600             2,382
Nac Re Corp.                                           38,600             1,356
Paul Revere Corp                                       46,100               925
Protective Life Corp.                                  64,200             1,830
Signet Bank Corp.                                      84,600             2,009
Southern National Corp.                                91,600             2,359
Summit Bancorp                                         70,000             1,986
SunAmerica, Inc.                                       39,300             2,446
The Money Store                                        52,650             2,106
Union Planters Corp.                                   60,700             1,859
                                                                      ----------
                                                                         49,420

Health Care -  9.4%

Boston Scientific Corp. (b)                            82,200             3,463
Guidant Corp.                                          88,500             2,832
Health Management Associates "A" (b)                   93,900             2,019
Medtronic, Inc.                                        39,500             2,281
Ornda Healthcorp (b)                                  110,100             1,941
Sybron Corp. (b)                                       70,900             3,013
Watson Pharmaceutical, Inc. (b)                        50,600             2,264
                                                                      ----------
                                                                         17,813

Materials & Processing -  5.0%

Bowater, Inc.                                          50,300             2,226
Cabot Corp.                                            54,100             2,570
Domtar, Inc. (b)                                       48,700               444
Illinois Central Corp.                                 59,200             2,264
Praxair, Inc.                                          70,900             1,914
                                                                      ----------
                                                                          9,418

Technology -  29.2%

Applied Materials (b)                                  44,000             2,206
Cabletron Systems, Inc. (b)                            41,700             3,279
Cadence Designs Systems, Inc. (b)                      91,200             2,941
Ceridian Corp. (b)                                     77,200             3,358
Computer Associates International, Inc.                59,000             3,245
Credence Systemsco (b)                                 63,500             2,373
Cypress Semiconductor Corp. (b)                        52,600             1,868
DSC Communications (b)                                 54,800             2,028
Harris Corp.                                           34,900             2,029
Integrated Device Tech, Inc. (b)                        5,500               105
KLA Instruments Corp. (b)                              62,600             2,676
Lam Research Corp. (b)                                 45,600             2,776
Loral Corp.                                           105,400             3,122
McDonnell Douglas                                      33,400             2,730
National Semiconductor (b)                             74,600             1,818
Netmanage, Inc. (b)                                    87,600             1,785
Oracle Systems Corp. (b)                               63,600             2,775
Parametric Technology Corp. (b)                        41,000             2,742
Read-Rite Corp. (b)                                    65,500             2,284
S3, Inc. (b)                                          156,800             2,685
Softkey International (b)                              22,500               709
Sun Microsystem, Inc. (b)                              43,500             3,393
Teradyne, Inc. (b)                                     76,800             2,563
                                                                      ----------
                                                                         55,490

Utilities  -  1.4%

Frontier Corp.                                        100,100             2,703
                                                                      ----------
Total Common Stocks                                                     176,178
                                                                      ==========
(Cost $131,818)

--------------------------------------------------------------------------------
Short-Term Instruments - 7.0%
--------------------------------------------------------------------------------
                                                  Principal
                                                     Amount
                                                    (000's)
Repurchase Agreement - 7.0%
State Street Bank                               $    13,417              13,417
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Bond 11.250% due
  02/15/15 valued at $13,686,178.
  Repurchase proceeds are $13,418,677.)
                                                                      ----------
Total Short-Term Instruments                                             13,417
                                                                      ==========
(Cost $13,417)


Total Investments (a) - 99.7%                                         $ 189,595
(Cost $145,235)

Other Assets and Liabilities (Net) - 0.3%                                   617
                                                                      ----------

Net Assets - 100.0%                                                   $ 190,212
                                                                      ==========

Cadence Mid Cap Growth Fund

October 31, 1995

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $  46,656

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                              (2,296)
                                                                      ----------
    Unrealized appreciation-net                                       $  44,360
                                                                      ==========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Micro Cap Growth Fund
October 31, 1995

20.1%  Financial & Business Services
29.5%  Technology
 1.2%  Energy
 3.5%  Consumer Services
 4.0%  Consumer Staples
13.4%  Capital Goods
 9.8%  Health Care
 8.2%  Short-Term Instruments
 6.3%  Consumer Discretionary
 4.8%  Materials & Processing



                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 92.6%
--------------------------------------------------------------------------------
Capital Goods  - 13.4%

Helix Technology                                       28,500         $   1,069
Hughes Supply, Inc.                                    50,400             1,216
Interpool, Inc. (b)                                    71,900             1,150
NCI Building Systems, Inc. (b)                         62,750             1,459
Shelter Components Corp.                               98,750             1,506
Tech-Sym Corp. (b)                                     47,800             1,416
Watsco, Inc. "A"                                       92,750             1,542
                                                                      ----------
                                                                          9,358

Consumer Discretionary - 6.3%

Culp, Inc.                                            107,550             1,049
Custom Chrome, Inc. (b)                                54,500             1,369
Holophane Corp. (b)                                    40,100             1,083
Varsity Spirit Corp.                                   59,075               871
                                                                      ----------
                                                                          4,372

Consumer Services - 3.5%

Aaron Rents, Inc. "B"                                 41,500                747
Penn National Gaming, Inc. (b)                        37,500                638
Reeds Jewelers, Inc. (b)                              37,400                393
Urban Outfitters, Inc. (b)                            31,700                689
                                                                      ----------
                                                                          2,467

Consumer Staples - 4.0%

Alpine Lace Brands, Inc. (b)                         128,700              1,418
Morningstar Group, Inc. (b)                          102,400                793
Rocky Mountain Chocolate Factory (b)                  38,000                570
                                                                      ----------
                                                                          2,781

Energy - 1.2%

ICO, Inc.                                            177,200                842
                                                                      ----------
Financial & Business Services -  20.1%

Aames Financial Corp.                                 51,600              1,290
Bank of New Hampshire Corp.                           33,900              1,220
Carolina First Corp.                                  33,545                495
Charter Bancshares, Inc.                              39,480                721
Chittenden Corp.                                      60,944              1,661
Community First Bankshares                            75,400              1,527
Graphic Industries                                   112,700              1,099
Pioneer Financial Services, Inc.                      94,200              1,319
Provident Bankshares Corp.                            45,790              1,396
Right Management Consultants (b)                      55,600              1,730
Vermont Financial Services Corp.                      48,500              1,540
                                                                      ----------
                                                                         13,998

Health Care - 9.8%

Conmed Corp. (b)                                      51,900              1,817
Corvel Corp. (b)                                      44,500              1,424
Inphynet Medical Management (b)                       45,500                819
Rotech Medical Corp. (b)                              32,100                730
Sterling Healthcare Group (b)                         60,900                837
Vitalink Pharmacy Service (b)                         61,200              1,102
Watson Pharmaceutical, Inc. (b)                        2,000                 89
                                                                      ----------
                                                                          6,818

Materials & Processing - 4.8%

Castle (A.M.) & Co.                                   77,000              1,877
Roanoke Electric Steel Corp.                          96,550              1,472
                                                                      ----------
                                                                          3,349

Technology - 29.5%

Altron, Inc. (b)                                      58,550              1,683
Aseco Corp. (b)                                       74,900              1,367
Bel Fuse, Inc. (b)                                    78,300                881
Compucom Systems, Inc. (b)                           144,500                975
Credence Systems Co. (b)                              44,050              1,646
Electro Scientific Industries (b)                     42,500              1,317
Emulex Corp. (b)                                      31,600                514
Gelman Sciences, Inc. (b)                             77,650              1,660
Ikos Systems, Inc. (b)                               119,800              1,408
International Remote Imaging Systems (b)               6,800                 48
Microcom, Inc. (b)                                    88,700              1,940
Microdyne Corp. (b)                                   49,400              1,371
TCSI Corp. (b)                                        77,500              1,162
Tencor Instruments (b)                                26,200              1,117
Tylan General, Inc.                                   49,600                794
United Video Satellite (b)                            43,500              1,120
Xylogics, Inc. (b)                                    23,300              1,611
                                                                      ----------
                                                                         20,614
                                                                      ----------
Total Common Stocks                                                      64,599
(Cost $50,374)                                                        ==========


--------------------------------------------------------------------------------
Short-Term Instruments - 8.3%
--------------------------------------------------------------------------------
                                                   Principal
                                                      Amount
                                                     (000's)
Repurchase Agreement - 8.3%

State Street Bank                                 $    5,793              5,793
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Bond 11.250% due 02/15/15
  valued at $5,914,748. Repurchase
  proceeds are $5,793,724.)
                                                                      ----------
Total Short-Term Instruments                                              5,793
(Cost $5,793)                                                         ==========

Total Investments (a) - 100.9%                                        $  70,392
(Cost $56,167)

Other Assets and Liabilities (Net) - (0.9)%                                (617)
                                                                      ----------

Net Assets - 100.0%                                                   $  69,775
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

  (a)  At October 31, 1995, the net unrealized appreciation
       (depreciation) of investments based on cost for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for
       all investments in which there was an excess
       of value over tax cost.                                        $  15,458

       Aggregate gross unrealized depreciation for
       all investments in which there was an excess
       of tax cost over value.                                           (1,233)
                                                                      ----------

       Unrealized appreciation-net                                    $  44,225
                                                                      ==========
(b)    Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Cadence Small Cap Growth Fund

October 31, 1995

26.7%   Financial & Business Services
 1.1%   Consumer Services
 5.4%   Materials & Processing
 9.0%   Health Care
25.6%   Technology
14.3%   Capital Goods
11.8%   Short-Term Instruments
 9.0%   Consumer Discretionary


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 91.1%
--------------------------------------------------------------------------------
Capital Goods - 14.3%

AGCO Corp.                                             28,100         $   1,257
Blount, Inc. "A"                                       21,500               932
Helix Technology                                       21,700               814
IDEX Corp.                                             28,150             1,063
Methode Electronics "A"                                47,200             1,085
Roper Industries, Inc.                                 29,400             1,066
Smith (A.O.) Corp.                                     27,800               577
Standex International Corp.                            34,100             1,117
United Waste Systems, Inc. (b)                         33,500             1,323
Watkins-Johnson Co.                                    29,500             1,420
                                                                      ----------
                                                                         10,654

Consumer Discretionary - 9.0%

Anthony Industries, Inc.                               45,800               853
First Alert, Inc. (b)                                  55,500               860
Lo-Jack Corp. (b)                                      61,900               960
Rex Stores Co. (b)                                     54,700               930
St. John Knits, Inc.                                   26,600             1,274
Toro Co.                                               30,100               869
United Television, Inc. (b)                            11,500               980
                                                                      ----------
                                                                          6,726

Consumer Services - 1.1%

Gilat Satellite Networks Limited (b)                   36,100               803
                                                                      ----------

Financial & Business Services - 26.7%

Allied Group, Inc.                                     28,400               923
American Travellers Co. (b)                            49,200             1,101
Associated Banc-Corp.                                  24,350               919
Capital Re Corp.                                       39,000             1,102
Centura Banks, Inc.                                    23,800               803
City National Corp.                                    39,200               519
Colonial Bancgroup, Inc.                               11,200               323
Devon Group, Inc. (b)                                  17,800               694
Executive Risk, Inc.                                   38,800               853
First Midwest Bancorp, Inc.                            10,700               300
Green Tree Financial Corp.                             53,900             1,435
Harleysville Group, Inc.                               15,400               424
HCC Insurance Holdings, Inc. (b)                       29,700             1,032
MMI Companies, Inc.                                    33,900               759
National Re Corp.                                      25,000               841
Penncorp Financial Group, Inc.                         42,000             1,003
Protective Life Corp.                                  41,900             1,194
PXRE Corp.                                             32,200               821
Reinsurance Group of America                           22,200               763
Selective Insurance Group                              23,100               860
The Money Store                                        19,800               792
Trenwick Group, Inc.                                   13,900               695
UST Corp.                                              57,900               789
Vesta Insurance Group, Inc.                            23,100               933
                                                                      ----------
                                                                         19,878

Health Care - 9.0%

Conmed Corp. (b)                                       13,300               466
Inphynet Medical Management (b)                        43,300               779
Orthodontic Centers of America, Inc. (b)               26,600               851
Physician Reliance Network (b)                         23,600               785
Rotech Medical Corp. (b)                               33,900               771
Universal Health Services, Inc. (b)                    27,800             1,043
Vital Signs, Inc.                                      39,900               728
Watson Pharmaceutical, Inc. (b)                        28,800             1,285
                                                                      ----------
                                                                          6,708

Materials & Processing - 5.4%

Amcol International Corp.                              49,600               837
Intertape Polymer Group, Inc.                          27,300               792
Medusa Corp.                                           29,700               742
Mueller Industries, Inc. (b)                           33,600               790
Titan Wheel International, Inc.                        59,375               861
                                                                      ----------
                                                                          4,022

Technology - 25.6%

Altron, Inc. (b)                                       29,400               845
Atmel Corp. (b)                                        35,100             1,097
Brightpoint, Inc. (b)                                  43,300               823
Cypress Semiconductor Corp. (b)                        20,300               717
Esterline Technologies (b)                             19,500               451
Frame Technology Corp. (b)                             32,200               906
FSI International, Inc. (b)                            31,000               736
Global Village Communication (b)                       18,500               319
Hutchinson Technology (b)                              14,200               898
KLA Instruments Corp. (b)                              32,800             1,402
Kulicke & Soffa Industries (b)                         32,300             1,131
Lattice Semiconductor Corp. (b)                        26,600             1,044
LSI Logic Corp. (b)                                    24,000             1,131
LTX Corp. (b)                                          21,800               269
Network Equipment Tech, Inc. (b)                       38,300             1,250
Rational Software Corp. (b)                            46,400               725
Sanmina Corp. (b)                                      28,200             1,523
Sierra Semiconductor Corp. (b)                         45,900               820
Silicon Valley Group, Inc. (b)                         31,500             1,020
Tencor Instruments (b)                                 24,500             1,044
Wyle Labs                                              22,100               942
                                                                      ----------
                                                                         19,093
                                                                      ----------
Total Common Stocks                                                      67,884
(Cost $51,566)                                                        ==========



--------------------------------------------------------------------------------
Short-Term Instruments - 11.8%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 11.8%

State Street Bank                                   $   8,771             8,771
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Note 11.250%
  due 02/15/15 valued at $8,946,546.
  Repurchase proceeds are $8,772,096.)
                                                                      ----------
  Total Short-Term Instruments                                            8,771
  (Cost $8,771)                                                       ==========


Total Investments (a) - 102.9%                                        $  76,655
(Cost $60,337)

Other Assets and Liabilities (Net) - (2.9)%                              (2,134)
                                                                      ----------

Net Assets - 100.0%                                                   $  74,521
                                                                      ==========
Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $  17,359

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                             (1,041)
                                                                      ----------

     Unrealized appreciation-net                                      $  16,318
                                                                      ==========
(b)  Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Columbus Circle Investors Core Equity Fund

October 31, 1995

14.7%  Short-Term Instruments
16.7%  Health Care
21.7%  Technology
 4.0%  Other
 3.6%  Energy
12.9%  Consumer Discretionary
 9.8%  Financial & Business Staples
 7.9%  Consumer Staples
 6.6%  Utilities


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 83.2%
--------------------------------------------------------------------------------
Capital Goods - 1.4%

Deere & Co.                                             5,200         $     465
                                                                      ----------
                                                                            465

Consumer Discretionary - 12.9%

Capital Cities ABC                                      4,100               486
Disney (Walt) Productions                               8,900               513
Federated Department Stores, Inc. (b)                  15,500               393
General Motors `H'                                      6,200               260
Kroger Co. (b)                                          8,900               297
Liberty Media Group `A' (b)                            11,300               278
Mirage Resorts (b)                                     13,400               439
Office Depot, Inc.                                     15,400               441
Price Costco                                           19,200               327
Viacom, Inc. `B' (b)                                   14,800               740
                                                                      ----------
                                                                          4,174

Consumer Staples - 7.9%

Black & Decker Corp.                                   18,100               613
Kimberly Clark Corp.                                   13,600               988
Pepsico                                                20,300               961
                                                                      ----------
                                                                          2,562

Energy - 3.6%

Amoco Corp.                                             9,600               613
British Petroleum - ADR                                 3,369               297
Schlumberger Limited                                    4,200               262
                                                                      ----------
                                                                          1,172

Financial & Business Services - 9.8%

American Express                                       14,400               585
American International Group, Inc.                      7,450               629
Bank of New York                                        9,200               386
Chemical Banking Corp.                                 10,000               569
Cigna Corp.                                             4,600               456
Green Tree Financial Corp.                             20,200               538
                                                                      ----------
                                                                          3,163

Health Care - 16.7%

Amgen, Inc. (b)                                         8,800               422
Boston Scientific Corp. (b)                            13,600               573
Columbia HCA Healthcare Corp.                          18,680               917
Johnson & Johnson                                      10,400               848
Medtronic, Inc.                                        16,000               924
Merck & Co, Inc.                                       15,600               897
Smithkline Beecham - ADR                                9,500               493
Upjohn Co.                                              6,800               345
                                                                      ----------
                                                                          5,419

Materials & Processing - 2.6%

Champion International Corp.                            8,000               428
Georgia-Pacific Corp.                                   5,000               413
                                                                      ----------
                                                                            841

Technology - 21.7%

Applied Materials (b)                                   9,200               461
Atmel Corp. (b)                                        14,500               453
Broderbund Software, Inc. (b)                           5,600               389
Cisco Systems (b)                                      11,600               899
Computer Associates International, Inc.                12,650               696
Ericsson (LM) - ADR                                    27,400               585
First Data Corp.                                        7,200               476
General Motors `E'                                     12,300               580
Informix Corp. (b)                                     10,000               291
KLA Instruments Corp. (b)                               9,800               419
LSI Logic Corp. (b)                                     7,400               349
Microsoft Corp. (b)                                     7,700               770
Nokia Corp. - ADR                                       4,400               245
Oracle Systems Corp. (b)                               10,050               438
                                                                      ----------
                                                                          7,051

Utilities - 6.6%

A T & T Corp.                                           7,100               454
Airtouch Communications, Inc. (b)                      14,100               402
MCI Communications Corp.                               24,430               748
Vodafone Group                                         13,100               535
                                                                      ----------
                                                                          2,139
                                                                      ----------
Total Common Stocks                                                      26,986
(Cost $24,547)                                                        ==========


--------------------------------------------------------------------------------
Short-Term Instruments - 14.7%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 14.7%

State Street Bank                                  $    4,775         $   4,775
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Note 6.500% due
  04/30/97 valued at $4,870,673.
  Repurchase proceeds are $4,775,597.)
                                                                      ----------
Total Short-Term Instruments                                              4,775
(Cost $4,775)                                                         ==========


Total Investments (a) - 97.9%                                         $  31,761
(Cost $29,322)

Written Option (c) - 0.0%                                                    (1)
(Premiums $2)

Other Assets and Liabilities (Net) - 2.1%                                   676
                                                                      ----------
Net Assets - 100.0%                                                   $  32,436
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $   2,896

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                               (457)
                                                                      ----------

     Unrealized appreciation-net                                      $   2,439
                                                                      ==========
(b)  Non-income producing security.

(c)  Premium received on Written Call Option:

                                                         Premium       Market
Type                                    Shares           Received       Value
--------------------------------------------------------------------------------
Amgen, Inc.
      Strike @ 50.00 Exp. 11/95          800              $   2         $   1

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Columbus Circle Investors Mid Cap Equity Fund
October 31, 1995

18.6%  Consumer Discretionary
19.4%  Technology
22.6%  Consumer Services
 1.9%  Other
10.0%  Financial & Business Services
 8.6%  Short-Term Instruments
 8.5%  Health Care
 8.0%  Materials & Processing
 1.7%  Capital Goods


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 90.7%
--------------------------------------------------------------------------------

Capital Goods - 1.7%

Case Corp.                                              3,800         $     145
                                                                      ----------

Consumer Discretionary - 18.6%

Baby Superstore                                         1,700                80
Boston Chicken (b)                                     11,700               396
CompUSA, Inc. (b)                                       1,000                38
Diebold, Inc.                                           5,400               286
Gucci, Inc.                                             3,500               105
Harley Davidson, Inc.                                   9,400               251
Liz Claiborne, Inc.                                     3,300                94
Officemax, Inc. (b)                                     8,350               207
Premisys Communications                                   200                18
Warnaco Group, Inc. "A"                                 3,500                81
                                                                      ----------
                                                                          1,556

Consumer Services - 22.6%

Clear Channel Communications                            1,500               123
DST Systems                                             1,100                23
Fiserv, Inc. (b)                                        5,200               134
Gartner Group, Inc. (b)                                 4,000               175
General Nutrition Cos, Inc. (b)                        11,400               284
Gtech Holdings Corp.                                    3,400                83
HFS, Inc. (b)                                           6,100               374
Hollywood Entertainment                                 1,400                37
Paging Network, Inc.                                    5,400               124
Peoplesoft, Inc.                                        2,000               172
Petsmart, Inc. (b)                                      3,900               131
Scholastic Corp.                                        1,600                99
Starbucks Corp.                                         3,200               125
                                                                      ----------
                                                                          1,884

Energy - 1.0%

Ucar International, Inc.                                2,900                83
                                                                      ----------

Financial & Business Services - 10.0%

American Re Corp.                                       2,900               111
Countrywide Credit Industries, Inc.                     8,300               184
Mid Ocean Limited                                       2,700                96
PMI Group, Inc.                                         3,300               158
Prudential Reinsurance Holdings                        10,900               222
Symantec Corp. (b)                                      2,700                65
                                                                      ----------
                                                                            836

Health Care - 8.5%

Guidant Corp.                                          11,400               365
Healthsouth Corp. (b)                                   4,000               104
Lincare Holdings, Inc. (b)                              4,900               122
Mylan Laboratories                                      6,150               117
                                                                      ----------
                                                                            708

Materials & Processing - 8.0%

Bowater, Inc.                                           3,600               159
James River Corp.                                       7,100               228
Millipore Corp.                                         1,800                64
Potash Corp. of Saskatchewan                            2,200               153
Praxair, Inc.                                           2,400                65
                                                                      ----------
                                                                            669

Technology - 19.4%

AVX Corp.                                               5,000               156
Broderbund Software, Inc. (b)                           1,400                97
Dell Computer Corp., Inc. (b)                           4,600               214
KLA Instruments Corp. (b)                               4,400               188
Madge Networks NV (b)                                     900                38
Memc Electronics                                        2,700                87
Millicom International Cellular (b)                     2,800                93
Qualcomm, Inc. (b)                                      5,100               196
Tellabs, Inc.                                           4,500               153
Teradyne, Inc. (b)                                      6,300               210
Vishay Intertechnology, Inc.                            5,370               188
                                                                      ----------
                                                                          1,620

Utilities - 0.9%

MFS Communications Co., Inc. (b)                        1,900                77
                                                                      ----------
Total Common Stocks                                                       7,578
                                                                      ==========
(Cost $6,525)

--------------------------------------------------------------------------------
Short-Term Instruments - 8.6%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                      (000's)
Repurchase Agreement - 8.6%
State Street Bank                                   $     720               720
  4.500% due 11/01/95
  (Dated 10/31/95. Collateralized by
  U.S. Treasury Bond 11.250% due 02/15/15
  valued at $738,441. Repurchase
  proceeds are $720,090.)
                                                                      ----------
Total Short-Term Instruments                                                720
                                                                      ==========
(Cost $720)

Total Investments (a) - 99.3%                                         $   8,298
(Cost $7,245)

Other Assets and Liabilities (Net) - 0.7%                                    59
                                                                      ----------

Net Assets - 100.0%                                                   $   8,357
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $   1,220

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                               (167)
                                                                      ----------

     Unrealized appreciation-net                                      $   1,053
                                                                      ==========
(b)  Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Parametric Enhanced Equity Fund
October 31, 1995

15.1%   Utilities
15.9%   Consumer Discretionary
16.3%   Financial & Business Services
 3.4%   Capital Goods
 0.7%   Other
14.6%   Technology
12.0%   Consumer Staples
11.5%   Health Care
 6.9%   Energy
 3.5%   Materials & Processing


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 99.8%
--------------------------------------------------------------------------------
Capital Goods - 3.4%

Allied Signal, Inc.                                    10,492         $     446
Caterpillar, Inc.                                       1,800               101
Cummins Engine, Inc.                                    3,700               130
Emerson Electric Co.                                    2,600               185
General Electric                                        3,600               228
Grainger (W.W.), Inc.                                   6,000               375
Illinois Tool Works                                     4,600               267
Ingersoll Rand Co.                                      6,400               227
Northrop Grumman Corp.                                  6,400               366
Paccar, Inc.                                               30                 1
Potlatch Corp.                                          4,700               198
                                                                      ----------
                                                                          2,524

Consumer Discretionary - 15.9%

Albertson's, Inc.                                      17,837               593
Briggs & Stratton Co.                                   6,400               258
Cooper Tire & Rubber Corp.                             13,600               314
Crown Cork & Seal (b)                                   9,600               335
Dana Corp.                                             12,100               310
Dial Corp.                                             11,800               287
Dillard Department Stores                               5,200               141
Echlin, Inc.                                           13,000               465
Fleming Cos., Inc.                                      3,293                75
Fluor Corp.                                             5,677               321
FMC Corp.                                               3,400               243
Genuine Parts Co.                                       3,900               155
Giant Foods, Inc.                                       4,300               138
Gillette Co.                                            3,700               179
Harland John H Co.                                         63                 1
Home Depot, Inc.                                       14,900               555
International Flavors & Fragrances                      4,600               222
Kroger Co.  (b)                                        13,700               457
Limited, Inc.                                          14,300               263
Liz Claiborne, Inc.                                     8,600               244
Lowes Co.                                               4,000               108
McDonalds Corp.                                         6,800               279
Minnesota Mining & Manufacturing Co.                    6,000               341
Nike, Inc.                                             12,800               726
Premark International, Inc.                             1,800                83
Procter & Gamble Co.                                   10,248               830
Ralston-Purina Group                                        1                 0
Reebok International Limited                            8,300               282
Seagrams Limited                                        7,700               277
SPX Corp.                                               3,800                59
Stride Rite Corp.                                       7,900                89
Toys R Us (b)                                           8,300               182
Unilever N V                                            2,500               328
UST, Inc.                                              14,500               435
VF Corp.                                                3,200               153
Wal-Mart Stores, Inc.                                  25,600               554
Walgreen Co.                                            7,323               209
Walt Disney Productions                                14,100               813
Wendys International, Inc.                              5,800               115
Winn Dixie Stores                                       5,700               371
                                                                      ----------
                                                                         11,790

Consumer Staples - 12.0%

American Brands, Inc.                                   5,400               231
Amern Stores Co.                                        5,600               167
Anheuser Busch                                          9,000               594
Archer-Daniel Midland                                   6,634               107
Campbell Soup Co.                                      10,000               524
CBS, Inc.                                               4,400               355
Coca-Cola Co.                                          16,000             1,150
Colgate Palmolive                                         700                48
Conagra                                                13,675               528
CPC International, Inc.                                 5,300               352
CUC International, Inc. (b)                             2,150                75
General Mills, Inc.                                     2,300               132
H.J. Heinz Co.                                          1,900                89
Harrah's Entertainment, Inc. (b)                       11,100               276
Kellog Co.                                              4,254               307
Kimberly Clark Corp.                                    7,500               544
King World Productions                                  8,500               296
Mattel, Inc.                                           21,600               621
Pepsico                                                17,400               918
Philip Morris Co, Inc.                                 10,700               904
Quaker Oats Co.                                         3,665               125
Sara Lee Corp.                                          9,500               279
Sysco Corp.                                             5,400               164
Wrigley William Jr Co.                                  2,600               121
                                                                      ----------
                                                                          8,907

Energy - 6.9%

Amoco Corp.                                             8,400               537
Atlantic Richfield                                      2,200               235
Chevron Corp.                                           9,900               463
Exxon Corp.                                            14,300             1,092
Mobil Corp.                                             6,661               671
Phillips Petroleum Co.                                 12,400               400
Royal Dutch Petrol Guilder                              7,300               897
Schlumberger Limited                                    3,100               193
Texaco, Inc.                                            7,668               522
Unocal Corp.                                            3,429                90
                                                                      ----------
                                                                          5,100

Financial & Business Services - 16.3%

American International Group, Inc.                      7,137               602
Banc One Corp.                                         14,080               475
Bank of Boston Corp.                                    3,500               155
Bankamerica Corp.                                      12,700               730
Bankers Trust NY Corp.                                  3,384               216
Barnett Banks of Florida                                5,600               309
Chase Manhattan Corp.                                   1,800               103
Chemical Banking Corp.                                 12,111               689
Chubb Corp.                                             4,500               404
Cigna Corp.                                             1,300               129
Citicorp                                               13,983               907
Federal National Mortgage Association                   9,600             1,007
First Fidelity                                          6,300               412
First Union Corp.                                       8,100               402
Fleet Financial Group, Inc.                            11,900               461
General Re Corp.                                        2,400               348
Golden West Financial Corp.                             9,200               461
H & R Block                                             7,100               293
Jefferson Pilot Corp.                                   5,100               337
Merrill Lynch Co.                                       1,700                94
Morgan J.P. and Co., Inc.                               4,158               321
Nations Bank Corp.                                      7,966               524
NBD Bancorp                                             7,650               291
Norwest Corp.                                          19,270               568
Safeco Corp.                                            4,100               263
St Paul Cos., Inc.                                      6,200               315
Suntrust Banks, Inc.                                    8,600               555
Wachovia Corp.                                          4,400               194
Wells Fargo & Co.                                       2,261               475
                                                                      ----------
                                                                         12,040

Health Care - 11.5%

Abbott Laboratories                                    17,700               703
American Home Products                                  4,100               363
Amgen, Inc. (b)                                         4,300               206
Becton Dickinson                                        4,100               267
Beverly Enterprises                                     8,400                99

Parametric Enhanced Equity Fund
October 31, 1995


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Bristol Myers Squibb                                    5,200         $     396
Johnson & Johnson                                      11,800               962
Lilly Eli & Co.                                         2,400               232
Manor Care, Inc.                                        3,900               128
Medtronic, Inc.                                        18,000             1,040
Merck & Co, Inc.                                       15,100               868
Pfizer, Inc.                                           13,400               769
Schering-Plough                                        13,000               697
Shared Medical Systems Corp.                            2,800               108
St Jude Medical Enterprise, Inc.                        8,700               463
United Healthcare Corp.                                 8,500               452
U.S. Health Care Systems, Inc.                          7,400               285
Warner Lambert Co.                                      5,700               485
                                                                      ----------
                                                                          8,523

Materials & Processing - 3.5%

Barrick Gold Corp.                                      3,500                81
duPont (E.I.) deNemours                                 6,400               399
Engelhard Corp.                                         3,450                86
First Mississippi                                       1,700                35
First Mississippi Gold, Inc. (b)                        1,204                22
Great Lakes Chemical                                    4,300               289
Hercules, Inc.                                          2,300               123
International Paper                                     7,946               294
Louisiana Pacific Corp.                                 9,400               224
Morton International                                    8,400               256
NUCOR Corp.                                             6,300               303
Pall Corp.                                              6,255               152
Union Carbide Corp.                                     5,200               197
Worthington Industries, Inc.                            9,400               156
                                                                      ----------
                                                                          2,617

Technology - 14.6%

Advanced Micro Devices                                 19,200               459
Andrew Corp. (b)                                        9,650               408
Applied Materials (b)                                   4,600               231
Autodesk, Inc.                                          5,400               184
Automatic Data Processing                               6,700               479
Cabletron Systems, Inc. (b)                             2,200               173
Compaq Computer Corp. (b)                              13,600               758
Computer Associates International, Inc.                 3,350               184
DSC Communications (b)                                 10,900               403
General Dynamics Corp.                                  6,600               365
Honeywell, Inc.                                         2,400               101
Intel Corp.                                            17,000             1,188
IBM Corp.                                               3,600               350
Loral Corp.                                            20,200               598
McDonnell Douglas                                      10,300               842
Micron Technlogy, Inc.                                  4,500               318
Microsoft Corp. (b)                                    10,600             1,060
Motorola                                                7,580               497
National Semiconductor (b)                              3,300                80
Northern Telecom Limited                                2,300                83
Novell, Inc. (b)                                       16,700               276
Oracle Systems Corp.   (b)                             17,350               757
Raytheon Co.                                           11,600               506
Service Corp. International                             3,700               148
Tektronix                                               2,700               160
Texas Instruments, Inc.                                 1,500               102
WMX Technologies                                        4,323               122
                                                                      ----------
                                                                         10,832

Transportation - 0.6%

Consolidated Freightways, Inc.                          4,200                98
Norfolk Southern                                        2,500               193
Southwest Airlines                                      6,800               136
                                                                      ----------
                                                                            427


Utilities - 15.1%

American Electric Power, Inc.                           6,161               235
Ameritech                                               9,233               499
Baltimore Gas & Electric                                8,184               219
Bell Atlantic Corp.                                     4,341               276
Bell South                                              5,235               401
Carolina Power and Lighting                             9,664               316
Central & South West                                   10,500               281
Coastal Corp.                                          12,900               418
Consolidated Edison Co.                                 8,200               249
Consolidated Natural Gas                                5,071               193
Detroit Edison Co.                                     11,700               395
Dominion Resources, Inc.                                6,050               240
Duke Power Co.                                          8,151               365
Enron Corp.                                            15,300               526
Entergy Corp.                                           6,900               197
FPL Group, Inc.                                         5,732               240
GTE Corp.                                              13,477               556
Houston Industry, Inc.                                  5,847               271
MCI Communications Corp.                               14,000               349
Nicor, Inc.                                             8,281               223
Northern States Power Co.                               3,200               151
Nynex Corp.                                             3,506               165
Ohio Edison Co.                                         9,631               220
ONEOK, Inc.                                             7,300               178
Pacific Gas & Electric                                  8,400               247
Pacific Telesis                                         9,262               281
Pacificorp (Oregon)                                        46                 1
Peco Energy Co.                                        14,291               418
Peoples Energy Corp.                                    7,100               204
Public Service Enterprise                               6,735               198
SBC Communications                                     15,309               855
Sonat, Inc.                                             6,600               190
Southern Co.                                           16,360               391
Sprint Corp.                                           10,682               411
U S West Communications Group                           7,332               349
Unicom Corp.                                            3,000                98
Union Electric Co.                                      5,800               226
Williams Cos.                                           2,600               100
                                                                      ----------
                                                                         11,132
                                                                      ----------
Total Common Stocks                                                   $  73,892
                                                                      ==========
(Cost $59,318)

--------------------------------------------------------------------------------
Short-Term Instruments - 0.1%
--------------------------------------------------------------------------------
                                                  Principal
                                                     Amount
                                                    (000's)
Repurchase Agreement - 0.1%
State Street Bank                                 $      63                  63
  5.875% due 11/01/95
  (Dated 10/31/95.  Collateralized by
  U.S. Treasury Bill 0.000% due 05/31/96
  valued at $63,728.  Repurchase
  proceeds are $63,008.)
                                                                      ----------
Total Short-Term Instruments                                                 63
                                                                      ==========
(Cost $63)

Total Investments (a) - 99.9%                                         $  73,955
(Cost $59,381)

Other Assets and Liabilities (Net) - 0.1%                                    44
                                                                      ----------

Net Assets - 100.0%                                                   $  73,999
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $  15,937

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                             (1,363)
                                                                      ----------

     Unrealized appreciation-net                                      $  14,574
                                                                      ==========
(b)  Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Blairlogie Emerging Markets Fund
October 31, 1995

16.5%  Malaysia
19.4%  Other
 4.1%  Indonesia
 4.2%  South Korea
 4.6%  Thailand
13.3%  Brazil       [PIE CHART APPEARS HERE]
 9.2%  South Africa
 7.4%  India
 7.1%  Chile
 5.1%  Israel
 5.0%  Mexico

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 95.9%
--------------------------------------------------------------------------------
Argentina - 2.9%

Astra Cia Argentina                                    83,000         $     123
Baesa Embotellador - ADS                                4,800               110
Banco Frances Del Rio                                  15,100               110
Banco Galicia                                          32,300               152
Central Puerto SA                                      46,100               140
Compania Naviera Perez Co - ADR                        25,023               219
Inversiones y Representaciones - GDR (b)                5,000               105
Molinos Rio De La Plata                                18,550               116
Telefonica De Argentina - ADR                          24,700               513
YPF Sociedad Anonima - ADR                             32,100               550
                                                                      ----------
                                                                          2,138

Brazil (d) - 13.3%

Aracruz Celulose SA PNB                               229,622               432
Banco Bradesco                                        138,860             1,271
Brasmotor SA                                            2,177               509
Centrais Eletrobras                                     5,126             1,461
Cia Energetica Minas Ger                               23,030               493
Cia Paulista De Forca E                                12,592               621
Cia Vale Do Rio Doce                                    9,967             1,607
Lojas Americanas SA                                    20,934               501
Paranapanema SA Mineraca                               36,456               419
Petrol Brasileiros                                      5,602               484
Telecomunicacoes Brasileiras - ADR                     39,900             1,608
Usinas Siderurgicas Mina                              527,194               493
                                                                      ----------
                                                                          9,899

Chile - 7.1%

Compania De Telefonos Chile - ADR                      16,884             1,216
Empresa Nacional De Electric - ADR                     37,700               810
Enersis - ADR                                          21,400               538
Madeco SA - ADR                                        57,000             1,418
Sociedad Quimica y Minera Chile                        29,750             1,290
                                                                      ----------
                                                                          5,272

Colombia - 2.6%

Carulla - ADR                                          34,560               272
Cementos Diamante SA - ADR (c)                         40,300               705
Banco Industries Colombiano - ADR                      71,700               977
                                                                      ----------
                                                                          1,954

India - 7.4%

Bajai Auto - GDR                                       15,570               419
East India Hotels - GDR (b)                            24,260               437
Grasim Industries                                      23,000               512
Gujarat Narmada VA - GDR (b)                            2,360                18
Gujarat Narmada VA - GDR (b)                           42,500               324
Hindalco Industries                                    19,620               625
Indian Rayon & Inds - GDR (c)                          39,050               478
Jardine Fleming India Fund                             66,890               594
Larsen & Tourbro Limited - (c)                         36,780               666
Oryx (India) Fund Limited (b)                           5,030               277
Oryx (India) Shares Fund (b)                           10,800               116
Reliance Industries - GDS (c)                          38,320               604
South Indian Viscose Warrants (b)                      11,260                 1
Tata Engineering & Loco Co. - GDR                      20,140               422
                                                                      ----------
                                                                          5,493

Indonesia - 4.1%

Astra International                                   395,900               793
Bank International Indonesia                          190,500               667
Indah Kiat Paper Pulp                                 244,736               240
Indo Foods Sukses Makmur                               87,000               402
P.T. Semen Gresik                                     220,500               573
United Tractors                                       186,500               369
                                                                      ----------
                                                                          3,044

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Israel - 5.1%

Africa Israel Investments (b)                             420         $     509
Bank Hapoalim Bm                                      252,300               390
Bezek                                                 143,450               386
Blue Square Chain Stores (b)                           70,000               448
Koor Industries                                         6,390               551
Orbotech (b)                                           29,800               386
Osem Investment                                        91,136               576
Teva Pharmaceutical - ADR                              14,700               577
                                                                      ----------
                                                                          3,823

Malaysia - 16.5%

Arab Malaysian Finance Rights                         208,000               139
DCB Holdings Berhad                                   549,000             1,556
Genting Berhad                                         75,500               651
Land & General Holdings                               375,000               871
Leader Universal Holdings                             194,333               524
Malaysian Banking Berhad                              167,000             1,348
RJ Reynolds Berhad                                    386,000               790
Road Builder (M) Holdings Berhad                      219,400               678
Sungei Way Holdings Berhad                            161,000               542
Technology Resources Industries (b)                   429,000             1,089
Telekom Malaysia                                      271,000             1,942
UMW Holdings Berhad                                   404,866               964
United Engineers                                      191,000             1,188
                                                                      ----------
                                                                         12,282

Mexico - 5.0%

Cemex SA - ADS (b)(c)                                  50,000               152
Cifra SA "B"                                          288,980               312
Grupo Financiero Banamex                              314,000               458
Grupo Mexico SA (b)                                    36,260               152
Grupo Televisa - GDS                                   10,810               185
Kimberly Clark "A"                                     34,700               457
Telefonos De Mexico - ADR                              52,750             1,451
Tubos De Acero De Mexico (b)                           77,500               534
                                                                      ----------
                                                                          3,701

Pakistan (d) - 0.5%

Dewan Salman Fibre (b)                                  3,700                 8
Dewan Salman Rights (b)                                10,263                 0
Dg Kahn Cement (b)                                    194,100               213
Fauji Fertilizer Co                                    37,400                60
Pakistan State Oil                                      6,700                71
                                                                      ----------
                                                                            352

Peru (d) - 2.3%

Credicorp                                              22,162               351
Compaina Peruana De Telefonos "B"                     471,138               870
Minsur Sa                                              68,000               465
                                                                      ----------
                                                                          1,686

Poland - 1.8%
Argos Holdings (b)                                     23,000               239
Bank Rozwoju Eksportu (b)                              20,000               311
Debica (b)                                             23,000               318
Elektrim                                               85,331               285
Polifarb (b)                                           56,000               207
                                                                      ----------
                                                                          1,360

Portugal - 0.8%

Cimpor Cimentos                                         6,010                98
Investec (b)                                            4,900                91
Jeronimo Martins                                        1,990               106
Portugal Telecom                                        7,500               142
Sonae Investmentos                                      5,750               132
                                                                      ----------
                                                                            569

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
South Africa - 9.2%

Barlow Limited                                         67,480         $     869
De Beers Centenary                                     31,630               874
Gencor                                                216,810               761
Liberty Life Association of Africa                     15,500               403
Murray Roberts Holdings                               120,330               841
Nedcor                                                 57,600               821
Nedcor Warrants (b)                                    14,400                48
Rembrandt Group                                        86,440               788
Smith C.G. Limited                                     97,830               637
South African Breweries                                25,000               821
                                                                      ----------
                                                                          6,863

South Korea - 4.2%

Cho Hung Bank                                          33,306               440
Korea Electric Power                                   22,600               931
Korea Kumho Petrochemica                               37,600               484
Pohang Iron & Steel - ADR                               4,900               126
Pohang Iron & Steel Co (b)                                580                51
Samsung Co - GDS (c)                                   15,850               182
Samsung Co (c)                                          1,172                13
Samsung Heavy Industries (b)                           29,500               898
Ssangyong Oil Refining                                185,000               195
                                                                      ----------
                                                                          3,125

Sri Lanka - 1.4%

Aitken Spence & Co.                                    75,900               296
Development Finance Corp. of Ceylon                    38,933               230
Hatton National Bank (b)                               21,700               212
Keells (John) Holdings                                 56,700               189
Lanka Walltiles                                       106,800               113
                                                                      ----------
                                                                          1,040

Thailand - 4.6%

Advanced Information Service                           67,500             1,073
Bangkok Bank Public Co                                113,900             1,177
Krung Thai Bank Public Co Limited                     117,200               467
Thai Farmers Bank Public                               85,700               708
                                                                      ----------
                                                                          3,425

Turkey - 4.1%

Adana Cimento                                         766,000               164
Adana Cimento Bonus Issue (b)                         306,400                66
Adana Cimento Rights Issue (b)                        766,000               149
Akaltekstil                                         2,070,000               266
Akbank                                                992,000               261
Arcelik                                             2,073,000               343
Bagfas Bandirma Gubre                                 836,000               407
Brisa Bridgestone Sabanc                              959,000               290
Erciyas Biracilik                                     465,000               295
Migros Turk Tas                                       426,000               490
Netas Telekomunik                                   1,015,000               351
                                                                      ----------
                                                                          3,082

Venezuela - 2.7%

Corimon C.A.C.A. - ADR                                 85,030               362
Mavesa SA - ADR                                       140,700               692
Sider Venez - ADS                                     340,000               977
                                                                      ----------
                                                                          2,031
                                                                      ----------
Total Common Stocks                                                      71,139
                                                                      ==========
(Cost $72,087)

                                                       Principal
                                                          Amount           Value
                                                         (000's)         (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 0.3%
--------------------------------------------------------------------------------
South Korea - 0.3%

Ssangyong Oil Refining
  3.750% due 12/31/08                                $    185          $    195
                                                                      ----------
Total Corporate Bonds and Notes                                             195
(Cost $217)                                                           ----------

Total Investments (a) - 95.9%                                         $  71,334
(Cost $72,304)

Foreign Currencies - 0.3%

Thai Bat                                                                    250
                                                                      ----------
Total Foreign Currency Investments                                          250
(Cost $250)

Other Assets and Liabilities (Net) - 3.8%                                 2,785
                                                                      ----------

Net Assets - 100.0%                                                   $  74,369
                                                                      ==========
Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $   6,258

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                             (7,228)
                                                                      ----------
     Unrealized depreciation-net                                      $    (970)
                                                                      ==========

(b)  Non-income producing security.

(c) Restriced security. Purchased in a private placement transaction; resale to public may require registration.

(d) Foreign forward currency contracts outstanding at October 31, 1995:

                                Principal
                                   Amount                            Unrealized
                                  Covered       Expiration         Appreciation
Type                          By Contract            Month       (Depreciation)
-------------------------------------------------------------------------------
Sell        BRR                      27            11/95                0
Sell        BRR                      16            11/95                0
Sell        PEI                     204            11/95                0
Sell        PKR                       3            11/95                0
Sell        PKR                       5            11/95                0
Sell        PKR                       3            11/95                0
                                                                    -----------

                                                                        0
                                                                    ===========
(e)  Principal amount denoted in indicated currency:

     BRR  -  Brazilian Real Cruzeiro
     PEI  -  Peruvian Inti
     PKR  -  Pakistani Rupee

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Blairlogie International Active Fund
October 31, 1995

34.9%  Japan
 3.8%  Netherlands
 3.0%  Malaysia
 5.1%  Germany
10.1%  Other
 2.3%  Switzerland    [PIE CHART APPEARS HERE]
13.3%  United Kingdom
 8.1%  France
 2.4%  Singapore
 5.4%  Hong Kong
 2.8%  Spain


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 91.2%
--------------------------------------------------------------------------------
Australia - 0.7%

Amcor Limited "A"                                      12,600         $      94
Broken Hill Proprietary                                 6,722                91
Comalco Limited                                        19,200                97
Western Mining Corp.                                   14,600                94
Westpac Banking Corp.                                  25,800               106
                                                                      ----------
                                                                            482

Austria - 0.9%

Creditanstalt Bankverein                                2,300               115
Flughafen Wien Ag                                       2,900               186
Mayr Melnhof Karton Ag                                  2,300               134
Oesterreichische                                        2,000               122
                                                                      ----------
                                                                            557

Belgium - 1.4%

Electrabel Npv                                          1,250               280
Fortis Ag                                               1,400               152
Generale De Banque Npv                                    604               195
Gib Holding Limited                                     3,637               142
Glaverbel                                               1,090               124
                                                                      ----------
                                                                            893

Finland - 1.4%

Enso-Gutzeit Oy                                        17,800               140
Finnair Oy                                             25,700               186
Nokia Corp.                                             1,400                82
Rauma                                                   3,800                83
Valmet                                                  6,200               172
Werner Soderstrom Osakey "B"                            2,700               242
                                                                      ----------
                                                                            905

France (d) - 8.1%

Alcatel Alsthom                                         4,800               411
Axa                                                     7,785               433
Carrefour                                                 745               438
Club Mediterrane (b)                                    3,890               305
Club Mediterrane Rights (b)                             3,890                 0
Credit Local De France                                  6,145               487
Danone                                                  2,070               331
Eaux (Cie Generale)                                     3,492               325
Lafarge Coppee Sa                                       5,504               365
Peugeot                                                 2,650               346
Roussel-Uclaf                                           2,670               438
Saloman Sa                                                730               422
Schneider Sa                                           11,490               444
Total Co.                                               7,070               437
                                                                      ----------
                                                                          5,182

Germany (d) - 5.1%

Allianz Ag Holdings                                       146               268
Bayer Ag                                                  937               247
Bayerische Motoren Werke                                  239               128
Commerzbank Ag                                          1,760               407
Karstadt Ag                                               674               292
Mannesmann Ag                                           1,313               431
Merck Kgaa                                              5,000               209
Muenchener Rueckvers Ag                                    70               145
Muenchener Rueckvers Warrants (b)                           3                 0
Siemens Ag                                                820               428
Veba Ag                                                 9,930               407
Volkswagen Ag                                             940               296
                                                                      ----------
                                                                          3,258

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Hong Kong - 5.4%

Cheung Kong Holdings                                   67,000         $     378
Hang Seng Bank                                         61,600               516
Hong Kong Telecommunications                           95,600               167
Hutchison Whampoa                                     105,000               579
Sun Hung Kai Properties                                97,816               781
Swire Pacific "A"                                      67,900               509
Wharf Holdings                                        116,000               392
Wing Hang Bank Limited                                 52,500               169
                                                                      ----------
                                                                          3,491

Ireland - 1.5%

Allied Irish Banks                                     32,000               162
Bank of Ireland                                        33,000               220
CRH                                                    37,000               244
Kerry Group "A"                                        21,800               168
Smurfit (Jefferson)                                    66,600               178
                                                                      ----------
                                                                            972

Italy (d) - 2.1%

Benetton                                               13,000               135
Credito Italiano                                      226,000               257
Fiat Spa                                               32,000               104
Rinascente (La)                                        23,000               136
Sasib RNC (b)                                          47,000               117
SME                                                    66,000               145
Telecom Italia Spa                                    203,000               309
Unichem Spa (b)                                        20,000               126
                                                                      ----------
                                                                          1,329


Japan (d) - 34.9%

Daiwa Securities Co Limited                           135,000             1,586
Fujisawa Pharmaceutical                               123,000             1,199
Hitachi Limited                                       119,000             1,223
Matsushita Electric Work                              117,000             1,157
Mazda Motor Corp. (b)                                 207,000               651
Mitsubishi Chemical Corp.                             303,000             1,377
Mitsui Engineering                                    624,000             1,369
Mitsui Fudosan (b)                                    115,000             1,317
Nippon Telegraph & Telegraph (b)                          168             1,383
NKK Corp (b)                                          635,000             1,536
Obayashi Corp.                                        169,000             1,259
Sony Corp.                                             18,000               811
Sumitomo Bank                                          75,000             1,329
Sumitomo Metal Mining                                 190,000             1,501
Sumitomo Trust & Banking                              107,000             1,236
Takashimaya Corp.                                     104,000             1,446
Tokyo Steel Manufacturing                              60,000             1,116
Tokyu Corp.                                           151,000               962
                                                                      ----------
                                                                         22,458

Malaysia - 3.0%

DCB Holdings Berhad                                    76,000               218
Land & General Holdings                                51,702               120
Malayan Banking Berhad                                 29,000               234
Resorts World Berhad                                   35,971               178
RJ Reynolds Berhad                                    109,000               223
Road Builder (M) Holdings Berhad                       80,412               249
Sungei Way Holding Berhad                              68,000               229
Technology Resources Industries (b)                   101,000               257
Telekom Malaysia                                          551                 4
United Engineers Berhad                                35,000               220
                                                                      ----------
                                                                          1,932



                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Netherlands - 3.8%

ABN-Amro Holdings Nv                                    5,690            $  239
Ahold Koninklijke                                       8,841               335
Akzo Noble Nv                                           2,238               255
Amev Nv Cva                                             5,222               328
Elsevier Nv                                            24,561               317
Kon Ptt Nederland                                       8,320               292
Philips Electronics                                     5,909               228
Polygram Nv                                             4,283               267
Ver Ned Uitgevers                                       1,500               210
                                                                      ----------
                                                                          2,471
Norway - 2.1%

Den Norske Bank                                       132,700               364
Elkem As                                               10,200               110
Hafslund Nycomed As                                     5,440               152
Kvaerner As "A"                                         3,895               164
Orkla As                                                6,200               302
Saga Petroleum                                         17,950               225
                                                                      ----------
                                                                          1,317

Singapore - 2.4%

Cerebos Pacific                                        16,300               101
City Developments                                      50,828               315
Courts (Singapore)                                    140,000               220
DBS Land                                               70,000               207
Overseas Union Bank                                    50,000               311
Singapore Airlines                                     13,550               126
United Overseas Bank                                   26,791               235
                                                                      ----------
                                                                          1,515

Spain - 2.8%

Argentaria  Corp.                                       5,480               194
Aumar Autop Del Mare Nos                               20,100               231
Banco Popular Espanol                                   2,316               368
Endesa                                                  6,854               341
Iberdrola Sa                                           27,000               204
Repsol Sa                                               5,756               172
Telefonica De Esp                                      23,120               291
                                                                      ----------
                                                                          1,801

Switzerland (d) - 2.3%

Allusuisse Lonza Holdings                                190                145
BBC Brown Boveri Ag                                      175                203
Ciba Geigy Ag                                            215                186
Nestle SA Registared                                     110                115
Roche Holding Ag-Genusss                                  40                290
Schw Bankgesellsch                                       275                298
Sig Schweiz, Industrie                                    55                119
Winterthur Schweiz                                       175                115
                                                                      ----------
                                                                          1,471

United Kingdom - 13.3%

Abbey National Plc                                    62,400                529
Baa                                                   82,140                640
Boots Co.                                             46,200                409
British Petroleum                                     76,150                561
British Telecomm                                      73,770                440
BTR                                                   98,832                526
Guinness                                              58,700                471
HSBC Holdings Plc                                     33,300                496
Lloyds Bank                                           38,500                475
Pilkington                                           171,000                512
RTZ Corp.                                             32,630                452
Seeboard                                              67,000                550
Smithkline Beecham                                    68,120                712


                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Tesco                                                123,000          $     584
Wolseley Plc                                          85,000                527
Zeneca Group                                          37,060                691
                                                                      ----------
                                                                          8,575

Total Investments (a) - 91.2%                                         $  58,609
(Cost $57,455)

Foreign Currencies - 7.9%

Australian Dollar (c)                                                       491
British Pound (c)                                                         1,879
Finnish Markka                                                              167
French Franc                                                                 63
German Mark (c)                                                             597
Hong Kong Dollar (c)                                                        247
Japanese Yen (c)                                                          1,650
                                                                      ----------
Total Foreign Currency Investments                                        5,094
(Cost $5,116)

Other Assets and Liabilities (Net) - 0.9%                                   579
                                                                      ----------
Net Assets - 100.0%                                                   $  64,282
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a)  At October 31, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                          $   4,060

     Aggregate gross unrealized depreciation for
     all investments in which there was an excess
     of tax cost over value.                                             (2,928)
                                                                      ----------

     Unrealized appreciation-net                                      $   1,132
                                                                      ==========

(b)  Non-income producing security.

(c) Currencies with an aggregate market value of $239 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at October 31, 1995:

                                                                    Unrealized
                                                                 Appreciation/
Type                                   Contracts                (Depreciation)
--------------------------------------------------------------------------------
Australian Index (12/95)                      12                $         (16)
DTB DAX (12/95)                                5                          (21)
Hang Seng Index (11/95)                        3                           (2)
LIFFE FT-SE 100 (12/95)                        7                          (15)
Osaka 300 (12/95)                             28                            2
                                                                --------------
                                                                $         (52)
                                                                ==============

Blairlogie International Active Fund
October 31, 1995


(d)  Foreign forward currency contracts outstanding at October 31, 1995:

                          Principal
                             Amount                                 Unrealized
                            Covered         Expiration            Appreciation
Type                    By Contract              Month          (Depreciation)
--------------------------------------------------------------------------------
Buy         CHF               2,349              11/95          $           29
Sell        CHF               1,156              11/95                       2
Sell        DEM               1,500              11/95                     (17)
Sell        FRF              10,000              11/95                     (30)
Buy         FRF               5,000              11/95                       3
Buy         ITL           1,632,600              11/95                      (1)
Buy         JPY             100,130              11/95                     (16)
                                                                ----------------
                                                                $          (30)
                                                                ================

(e)  Principal amount denoted in indicated currency:

     CHF  -  Swiss Franc
     DEM  -  German Mark
     FRF  -  French Franc
     ITL  -  Italian Lira
     JPY  -  Japanese Yen

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Balanced Fund
October 31, 1995

                                      Corporate Bonds and Notes     8.3%
[PIE CHART APPEARS HERE]             Mortgage-Backed Securities    36.2%
                                                  Common Stocks    52.8%
                                         Short-Term Instruments    10.3%

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Common Stocks - 52.8%
--------------------------------------------------------------------------------
Capital Goods -  1.8%
Allied Signal, Inc.                                     5,668         $     241
Caterpillar, Inc.                                       1,100                62
Cummins Engine, Inc.                                    1,800                63
Emerson Electric Co.                                    1,400               100
General Electric                                        1,900               120
Grainger (W.W.), Inc.                                   3,000               187
Illinois Tool Works                                     2,300               134
Ingersoll Rand Co.                                      3,300               117
Northrop Grumman Corp.                                  3,300               189
Potlatch Corp.                                          2,300                97
                                                                      ----------
                                                                          1,310

Consumer Discretionary - 6.9%

Albertson's, Inc.                                       9,154               304
Briggs & Stratton Co.                                   3,300               133
Crown Cork & Seal (d)                                   5,200               181
Dana Corp.                                              6,100               156
Dial Corp.                                              6,300               154
Dillard Department Stores                               2,800                76
Echlin, Inc.                                            6,600               236
Fluor Corp.                                             2,877               163
FMC Corp.                                               1,800               129
Giant Foods, Inc.                                       2,300                74
Gillette Co.                                            1,900                92
Harland John H Co.                                         21                 0
Home Depot, Inc.                                        7,533               281
Internatlonal Flavors & Fragrances                      2,300               111
King World Productions (d)                              4,300               150
Limited, Inc.                                           7,400               136
Liz Claiborne, Inc.                                     4,600               131
Lowes Co.                                               2,000                54
Minnesota Mining & Manufacturing Co.                    3,200               182
Nike, Inc.                                              6,400               363
Premark International, Inc.                             1,100                51
Procter & Gamble Co.                                    5,500               446
Reebok International Limited                            4,300               146
SPX Corp.                                               2,200                34
Stride Rite Corp.                                       4,100                46
Toys R Us, Inc. (d)                                     4,600               101
Unilever N. V.                                          1,300               170
UST, Inc.                                               7,400               222
VF Corp.                                                1,700                81
Wal-Mart Stores, Inc.                                  13,200               285
Walgreen Co.                                            3,891               111
Winn Dixie Stores                                       2,900               189
                                                                      ----------
                                                                          4,988

Consumer Services - 0.9%

CBS, Inc.                                               2,300               186
CUC International, Inc. (d)                             1,050                36
Harrah's Entertainment, Inc. (d)                        5,900               146
Mattel, Inc.                                           11,062               318
                                                                      ----------
                                                                            686

Consumer Staples - 7.0%

American Brands, Inc.                                   2,700               116
Amern Stores Co.                                        3,000                90
Anheuser Busch                                          5,100               337
Archer-Daniel Midland                                   3,454                56
Campbell Soup Co.                                       5,000               262
Coca-Cola Co.                                           8,200               589
Colgate Palmolive                                         400                28
Conagra                                                 7,000               270
Cooper Tire & Rubber Corp.                              7,000               162
CPC International, Inc.                                 2,800               186
Fleming Cos, Inc.                                       1,823                41

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
General Mills, Inc.                                     1,300         $      75
Genuine Parts Co.                                       2,100                83
H.J. Heinz Co                                           1,100                51
Kellog Co.                                              2,339               169
Kimberly Clark Corp.                                    3,900               283
Kroger Co. (d)                                          7,100               237
McDonalds Corp.                                         3,500               144
Pepsico                                                 8,900               469
Philip Morris Co, Inc.                                  5,400               456
Quaker Oats Co.                                         1,846                63
Sara Lee Corp.                                          5,100               150
Seagrams Limited                                        4,200               151
Sysco Corp.                                             2,000                61
Walt Disney Productions                                 7,200               415
Wendys International, Inc.                              3,100                61
Wrigley, William Jr. Co.                                1,400                65
                                                                      ----------
                                                                          5,070

Energy - 3.6%

Amoco Corp.                                             4,400               281
Atlantic Richfield                                      1,200               128
Chevron Corp.                                           5,000               234
Exxon Corp.                                             7,300               558
Mobil Corp.                                             3,444               347
Phillips Petroleum Co.                                  6,400               206
Royal Dutch Petrol Guilder                              3,900               479
Schlumberger Limited                                    1,600               100
Texaco, Inc.                                            3,946               269
Unocal Corp.                                            1,732                45
                                                                      ----------
                                                                          2,647

Financial & Business Services - 8.7%

Amer International Group, Inc.                          3,575               301
Banc One Corp.                                          7,545               255
Bank of Boston Corp.                                    1,900                85
Bankamerica Corp.                                       6,600               380
Bankers Trust N.Y. Corp.                                1,688               108
Barnett Banks of Florida                                3,000               166
Chase Manhattan Corp.                                   1,100                63
Chemical Banking Corp.                                  6,232               354
Chubb Corp.                                             2,300               207
Cigna Corp.                                               700                69
Citicorp                                                7,110               461
Federal National Mortgage Association                   4,900               514
First Fidelity                                          3,200               209
First Union Corp.                                       4,300               213
Fleet Financial Group, Inc.                             6,100               236
General Re Corp.                                        1,500               217
Golden West Financial Corp.                             4,700               236
H & R Block                                             3,600               149
Jefferson Pilot Corp.                                   2,700               178
Merrill Lynch Co.                                       1,000                56
Morgan, J.P. and Co., Inc.                              2,094               161
Nations Bank Corp.                                      4,070               268
NBD Bancorp.                                            4,200               160
Norwest Corp.                                           9,687               286
Safeco Corp.                                            2,200               141
St Paul Cos., Inc.                                      3,100               157
Suntrust Banks, Inc.                                    4,500               290
Wachovia Corp.                                          2,300               101
Wells Fargo & Co.                                       1,053               221
WMX Technologies                                        2,223                63
                                                                      ----------
                                                                          6,305

Balanced Fund
October 31, 1995

                                                                          Value
                                                       Shares           (000's)
--------------------------------------------------------------------------------
Health Care - 6.1%
Abbott Laboratories                                     9,100         $     362
American Home Products                                  2,200               195
Amgen, Inc. (d)                                         2,200               106
Becton Dickinson                                        2,100               137
Beverly Enterprises                                     4,300                51
Bristol Myers Squibb                                    2,600               198
Johnson & Johnson                                       6,200               505
Lilly Eli & Co.                                         1,400               135
Manor Care, Inc.                                        2,200                72
Medtronic, Inc.                                         9,200               531
Merck & Co, Inc.                                        8,000               460
Pfizer, Inc.                                            7,000               402
Schering-Plough                                         6,700               359
Shared Medical Systems Corp.                            1,500                58
St Jude Medical Enterprise, Inc.                        4,400               234
United Healthcare Corp.                                 4,500               239
U.S. Health Care Systems, Inc.                          3,800               146
Warner Lambert Co.                                      2,900               247
                                                                      ----------
                                                                          4,437

Materials & Processing - 1.9%

Barrick Gold Corp.                                      2,000                46
duPont (E.I.) deNemours                                 3,300               206
Engelhard Corp.                                         1,850                46
First Mississippi                                       1,000                21
First Mississippi Gold, Inc. (d)                          708                13
Great Lakes Chemical                                    2,300               155
Hercules, Inc.                                          1,300                69
International Paper                                     4,275               158
Louisiana Pacific Corp.                                 4,900               117
Morton International                                    4,700               143
NUCOR Corp.                                             3,200               154
Pall Corp.                                              3,220                79
Union Carbide Corp.                                     2,700               102
Worthington Industries, Inc.                            4,950                82
                                                                      ----------
                                                                          1,391

Technology - 7.5%

Advanced Micro Devices                                 10,000               239
Andrew Corp. (d)                                        4,850               205
Applied Materials (d)                                   2,400               120
Autodesk, Inc.                                          2,700                92
Automatic Data Processing                               3,500               250
Cabletron Systems, Inc. (d)                             1,200                94
Compaq Computer Corp. (d)                               7,000               390
Computer Associates International, Inc.                 1,850               102
DSC Communications (d)                                  5,600               207
General Dynamics Corp.                                  3,400               188
Honeywell, Inc.                                         1,300                55
Intel Corp.                                             8,700               608
IBM Machines Corp.                                      1,800               175
Loral Corp.                                            10,400               308
McDonnell Douglas                                       5,400               441
Micron Technlogy, Inc.                                  2,300               163
Microsoft Corp. (d)                                     5,500               550
Motorola                                                3,966               260
National Semiconductor (d)                              1,600                39
Northern Telecommunications Limited                     1,200                43
Novell, Inc. (d)                                        8,700               144
Oracle Systems Corp. (d)                                6,600               288
Raytheon Co.                                            6,300               275
Service Corp. International                             1,200                48
Tektronix                                               1,600                95
Texas Instruments, Inc.                                   500                34
                                                                      ----------
                                                                          5,413
Transportation - 0.3%

Consolidated Freightways, Inc.                          2,100                49
Norfolk Southern                                        1,400               108
Southwest Airlines                                      3,600                72
                                                                      ----------
                                                                            229
Utilities - 8.0%

Ameritech                                               4,717               254
American Electric Power, Inc.                           3,149               120
Baltimore Gas & Electric                                4,190               112
Bell Atlantic Corp.                                     2,326               148
Bell South                                              2,777               212
Carolina Power and Lighting                             4,892               160
Central & South West                                    5,200               139
Coastal Corp.                                           6,600               214
Consolidated Edison Co.                                 4,300               131
Consolidated Natural Gas                                2,795               106
Detroit Edison Co.                                      6,000               203
Dominion Resources, Inc.                                3,300               131
Duke Power Co.                                          4,333               194
Enron Corp.                                             7,900               272
Entergy Corp.                                           3,900               111
FPL Group, Inc.                                         2,897               121
GTE Corp.                                               6,985               288
Houston Industry, Inc.                                  3,009               140
MCI Comm Corp.                                          7,200               180
Nicor, Inc.                                             4,345               117
Northern States Power Co.                               1,800                85
Nynex Corp.                                             1,971                93
Ohio Edison Co.                                         4,867               111
ONEOK, Inc.                                             3,900                95
Pacific Gas & Electric                                  4,400               129
Pacific Telesis                                         4,895               149
Pacificorp (Oregon)                                        33                 1
Peco Energy Co.                                         7,294               213
Peoples Energy Corp.                                    3,800               109
Public Service Enterprises                              3,408               100
SBC Communications                                      7,983               446
Sonat, Inc.                                             3,500               101
Southern Co.                                            8,530               204
Sprint Corp.                                            5,752               221
U.S. West Communications Group                          4,006               191
Unicom Corp.                                            1,600                52
Union Electric Co.                                      3,200               125
Williams Cos.                                           1,400                54
                                                                      ----------
                                                                          5,832
                                                                      ----------
Total Common Stocks                                                      38,308
(Cost $31,347)                                                        ==========


                                                     Principal
                                                        Amount            Value
                                                       (000's)          (000's)
--------------------------------------------------------------------------------
Corporate Bonds and Notes - 8.3%
--------------------------------------------------------------------------------
Banking and Finance - 1.4%
National Rural Utility Coop.
   5.720% due 11/13/95 (c)                        $     1,000         $     998
                                                                      ----------
Industrials - 2.7%

AMR Corp.
  10.000% due 02/01/01                                    400               453
   9.430% due 05/10/01 (c)                              1,000             1,117
Minnesota Mining & Manufacturing
   5.820% due 11/15/95 (c)                                400               399
                                                                      ----------
                                                                          1,969

Utilities - 4.2%

Cleveland Electric
   9.375% due 03/01/17                                  1,000               945
Long Island Lighting Co.
   9.000% due 11/01/22 (e)                              2,000             2,010
Ohio Power
   8.300% due 04/01/97                                    127               130
                                                                      ----------
                                                                          3,085
                                                                      ----------
Total Corporate Bonds and Notes                                           6,052
                                                                      ==========
(Cost $5,984)

--------------------------------------------------------------------------------
Mortgage-Backed Securities - 36.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. - 1.6%

   8.500% due 03/01/23                                    996             1,038
  10.150% due 04/15/06                                    108               110
                                                                      ----------
                                                                          1,148

Federal Housing Authority - 0.8%

   6.930% due 07/01/14 (c) (e)                            615               615
                                                                      ----------

Federal Home Loan Bank Corp - 0.8%

   5.630% due 11/13/95 (c)                                600               599
                                                                      ----------

Federal National Mortgage Association - 4.4%

   8.500% due 07/01/02                                    759               784
   8.500% due 09/01/02                                     64                66
   8.500% due 01/01/07                                    462               480
   8.500% due 01/01/08 (e)                                505               529
   5.484% due 12/01/23 (c)                              1,344             1,357
                                                                      ----------
                                                                          3,216

Government National Mortgage Association -  16.1%

  10.750% due 09/15/00                                     88                93
  10.750% due 10/15/00                                    132               139
   8.000% due 09/15/06                                     91                94
   9.500% due 09/15/09                                     23                24
   9.500% due 10/15/09                                    177               190
  16.000% due 10/15/11                                     99               117
  16.000% due 10/15/11                                     46                55
  16.000% due 11/15/11                                     20                24
  16.000% due 12/15/11                                      6                 7
  16.000% due 12/15/11                                     13                16
  16.000% due 12/15/11                                     27                32
  16.000% due 12/15/11                                      6                 7
  16.000% due 12/15/11                                      8                10
  16.000% due 12/15/11                                     18                22
  16.000% due 12/15/11                                      4                 5
  16.000% due 12/15/11                                      3                 4
  16.000% due 12/15/11                                     50                60
  16.000% due 01/15/12                                     14                16
  16.000% due 01/15/12                                      9                11
  16.000% due 01/15/12                                      2                 2
  16.000% due 03/15/12                                     82                98
  16.000% due 04/15/12                                     66                80
  14.000% due 08/15/12 (e)                                 32                37
  14.000% due 09/15/12 (e)                                 23                26
  13.250% due 10/20/14                                     81                93
   7.500% due 05/15/17                                     20                20
   7.375% due 04/20/23                                  2,448             2,502
   7.250% due 08/24/24 (c)                              1,079             1,101
   6.500% due 09/20/24                                  1,921             1,943
   6.500% due 12/19/25                                  5,000             4,859
                                                                      ----------
                                                                         11,687

Collateralized Mortgage Obligations - 12.5%

Bear Stearns
   9.000% due 01/25/21 (e)                                 50                51
Capstead
   8.900% due 12/25/21 (e)                                427               441
Countrywide
   7.408% due 11/25/24 (c) (e)                          1,630             1,671
   7.913% due 11/25/24 (c) (e)                          1,598             1,640
FNMA
   9.500% due 06/25/18                                    781               829
Home Savings
   6.075% due 05/25/27 (c) (e)                          1,320             1,286
PNC
   7.500% due 06/25/10                                  1,563             1,568
Resolution Trust Corp.
   8.835% due 12/25/23 (c) (e)                          1,536             1,577
                                                                      ----------
                                                                          9,063
                                                                      ----------
Total Mortgage-Backed Securities                                         26,328
(Cost $26,120)                                                        ==========

--------------------------------------------------------------------------------
Short-Term Instruments - 10.3%
--------------------------------------------------------------------------------
Discount Notes - 7.5%
AT&T Corp.
   5.640% due 11/22/95                                    800               797
Associates Corp. of North America
   5.680% due 11/27/95                                  1,000               996
   5.700% due 11/28/95                                    400               398
Hewlett Packard Co.
   5.670% due 01/09/96                                  1,000               989
Motorola, Inc.
   5.720% due 11/08/95                                    500               499
Toys-R-Us, Inc.
   5.690% due 11/15/95                                    600               599
U.S. West Communications
   5.700% due 11/14/95                                    800               798
Wal-Mart Stores
   5.720% due 11/09/95                                    400               399
                                                                      ----------
                                                                          5,475

Balanced Fund
October 31, 1995

                                                    Principal
                                                       Amount             Value
                                                      (000's)           (000's)
--------------------------------------------------------------------------------
Repurchase Agreement - 2.5%
State Street Bank                                 $     1,778        $    1,778
  4.500% due 11/01/95
(Dated 10/31/95. Collateralized by
    U.S. Treasury Bond 11.250% due 02/15/15
valued at $1,829,124. Repurchase
proceeds are $1,789,223.)


U.S. Treasury Bill (b) -  0.3%

    5.340% due 11/30/95                                   240               239
                                                                      ----------
Total Short-Term Instruments                                              7,492
(Cost $7,492)                                                         ==========

Total Investments (a) - 107.6%                                        $  78,180
(Cost $70,943)

Other Assets and Liabilities (Net) - (7.6%)                              (5,542)
                                                                      ----------
Net Assets - 100.0%                                                   $  72,638
                                                                      ==========

Notes to Schedule of Investments ($ in thousands):

(a) At October 31, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   8,119

    Aggregate gross unrealized depreciation for
    all investments in which there was an excess
    of tax cost over value.                                                (882)
                                                                      ----------

    Unrealized appreciation-net                                       $   7,237
                                                                      ==========

(b) Securities with an aggregate market value of $239 have been segregated with the custodian to cover margin requirements for the following open future contracts at October 31, 1995:

                                                                     Unrealized
Type                                     Contracts                 Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/95)               18                    $      15
U.S. Treasury 10 Year Note (12/95)              135                         167
U.S. Treasury 30 Year Note (12/95)              30                          103
                                                                      ----------
                                                                      $     285
                                                                      ==========

(c) Variable rate security. The rate listed is as of October 31, 1995.

(d) Non-income producing security.

(e)Security valued under procedures established by the Board of Trustees.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
October 31, 1995

                   1. Significant Accounting Policies

                   PIMCO Advisors Institutional Funds (the "Trust") was established as a Massachusetts business trust on August 24, 1990. The Trust is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust currently consists of fifteen separate investment funds (the "Funds"): the Money Market Fund; the PIMCO Managed Bond and Income Fund; the NFJ Equity Income Fund; the NFJ Diversified Low P/E Fund; the NFJ Small Cap Value Fund; the Cadence Capital Appreciation Fund; the Cadence Mid Cap Growth Fund; the Cadence Micro Cap Growth Fund; the Cadence Small Cap Growth Fund; the Columbus Circle Investors Core Equity Fund; the Columbus Circle Investors Mid Cap Equity Fund; the Parametric Enhanced Equity Fund; the Blairlogie Emerging Markets Fund; the Blairlogie International Active Fund; and the Balanced Fund (See
                   Note 6).

                   Effective October 31, 1995, two series of the Trust, the Utility Stock Fund and Parametric International Equity Fund, were closed. The annual reports for these two Funds are provided separately.

                   Multi-class Operations. The Trust is authorized to offer two classes of shares, the Institutional Class and the Administrative Class. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus for the Trust. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

                   Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based upon net assets at the close of business on the preceding day.

                   The Blairlogie Emerging Markets Fund commenced Administrative Class operations on October 20, 1994. (Included in receipts for shares sold in the statement of changes in net assets for the year ended October 31, 1994, is $9,945 for the Administrative Class. All other information related to the Administrative Class for the year ended October 31, 1994 is insignificant). The PIMCO Managed Bond and Income, NFJ Equity Income, Cadence Mid Cap Growth, and Blairlogie International Active Funds commenced Administrative Class operations on November 30, 1994. The Money Market Fund, the Columbus
                   Circle Investors Core Equity Fund and the Cadence Small Cap Growth Fund commenced Administrative Class operations on January 24, 1995, May 31, 1995 and September 27, 1995,
                   respectively. None of the other Funds had commenced multi-class operations as of October 31, 1995.

                   Security Valuation. The Money Market Fund's securities are valued at amortized cost, which approximates market value, and the Fund intends to maintain a net asset value of $1.00 per share. All the other Funds are valued as follows:

                   Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees (such valuation methods were used for approximately 29% and 13% of the PIMCO Managed Bond and Income and Balanced Funds, respectively).

October 31, 1995

                   Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the foreign exchange quotation in effect at 2:30 P.M. Eastern time. The cost of foreign securities is translated at the exchange rate in effect when the investment is acquired. Income and expenses are translated at the rate of exchange in effect at the time of each transaction.

                   The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

                   Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders of record by the Money Market and the PIMCO Managed Bond and Income Funds. Dividends are declared and paid quarterly to shareholders of record by the NFJ Equity Income, NFJ Diversified Low P/E, NFJ Small Cap Value,
                   Cadence Capital Appreciation, Cadence Mid Cap Growth, Cadence Micro Cap Growth, Cadence Small Cap Growth, Parametric Enhanced Equity, and the Balanced Funds. Dividends are declared and paid semi-annually to shareholders of record by the Columbus Circle Investors Core Equity Fund. The Columbus Circle Investors Mid Cap Equity, Blairlogie Emerging Markets, and Blairlogie International Active Funds distribute all of their net investment income at least annually. Distributions on any net realized capital gains are declared and paid at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of wash sales, futures, and options. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital.

                   Two of the Funds had a tax operating loss during the year ended October 31, 1995 which resulted in a permanent difference between book income and tax-basis income: Cadence Small Cap Growth Fund - $161,325, and Cadence Micro Cap Growth Fund - $181,906. This difference was reclassed from undistributed net investment income (loss) to paid in capital on the statements of assets and liabilities.


                   For the year ended October 31, 1995, the Blairlogie Emerging Markets Fund realized a capital loss of $15,213,940 for Federal income tax purposes. This capital loss is available to offset future realized capital gains through October 31, 2003. The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of available carryforwards.
54

                  Foreign Taxes on Dividends. Dividend income in the statements of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NFJ Diversified Low P/E Fund -$1,586; NFJ Small Cap Value Fund - $284; Cadence Capital Appreciation
                  Fund - $48,551; Cadence Mid Cap Growth Fund - $3,701; Columbus Circle Investors Core Equity Fund - $613; Columbus Circle Investors Mid Cap Equity Fund - $595; Parametric Enhanced Equity Fund - $5,015; Blairlogie Emerging Markets Fund - $174,575; Blairlogie International Active Fund - $103,138; Balanced Fund - $3,174.

                  Federal Income Taxes. The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

                  Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

                  Equalization. All of the Funds, except the Money Market and the PIMCO Managed Bond and Income Funds, follow the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

                  2. Derivative Financial Instruments

                  Interest Rate and Stock Index Futures Contracts. The PIMCO Managed Bond and Income and Balanced Funds invested in interest rate futures contracts, and the Blairlogie International Active Fund invested in stock index futures contracts during the year ended October 31, 1995. An interest rate futures contract is an agreement between two parties to buy and sell a specified quantity of a financial instrument at a specified price at a future date. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the unrealized appreciation (depreciation) on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and a Fund's cost of the contract. Interest rate futures

October 31, 1995

                   contracts are used as non-leveraged substitutes for the underlying physical securities. Stock index futures are entered into for the purposes of hedging exposure in certain foreign markets. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular classes of instruments. Risks associated with the use of the stock index futures contracts include an imperfect correlation between the movement in the index and the movement in the market values of the securities held in that market. Risks may also arise if there is an illiquid secondary market for the instruments, or the inability of counterparties to perform.

                   Transactions in Written Call and Put Options. The Columbus Circle Investors Core Equity and Columbus Circle Investors Mid Cap Equity Funds wrote options on securities during the year ended October 31, 1995. The PIMCO Managed Bond and Income Fund wrote options on interest rate futures contracts during the year ended October 31, 1995. When a Fund writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in the value of such an instrument is recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. The purposes of using options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by a Fund and the prices of futures options, an illiquid secondary market for the instruments, or the inability of counterparties to perform.

                   Transactions in written call and put options were as follows ($ in thousands):

                                                                                   Columbus Circle Investors
                                      PIMCO Managed               ----------------------------------------------------------
                                  Bond and Income Fund                Core Equity Fund                Mid Cap Equity Fund
                                -------------------------         -------------------------        -------------------------
                                                Number of                         Number of                        Number of
                                   Premium      Contracts            Premium      Contracts           Premium      Contracts
----------------------------------------------------------------------------------------------------------------------------
Balance at 10/31/94             $       0              0          $       0              0         $       0              0
Sales                                 626          1,350                 44            171                 9             52
Closing Buys                         (269)          (450)               (37)          (145)               (3)           (18)
Expirations                           (52)          (200)                (4)           (15)               (4)           (28)
Exercised                            (136)          (200)                (1)            (3)               (2)            (6)
                                --------------------------------------------------------------------------------------------
Balance at 10/31/95             $     169            500          $       2              8         $       0              0
                                ============================================================================================

                   The net short-term gain relating to those purchase transactions was $309,175 for PIMCO Managed Bond and Income Fund, $15,956 for Columbus Circle Investors Core Equity Fund, and $5,176 for Columbus Circle Investors Mid Cap Equity Fund.

                   Forward Foreign Currency Contracts. The Blairlogie Emerging Markets and the Blairlogie International Active Funds invested in forward foreign currency contracts during the year ended October 31, 1995. These contracts may be used for the purpose of hedging against foreign exchange risk arising from a Fund's investment in foreign securities. These contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the statements of assets and liabilities. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                   3. Fees, Expenses, and Related Party Transactions

                   Investment Advisory Fee. PIMCO Advisors L.P. ("PIMCO Advisors") serves as investment advisor to the Trust, pursuant to an Investment Advisory Agreement. PIMCO Advisors receives from the Trust a fee based on an annual percentage of the average daily net assets of each Fund as follows: for the Money Market Fund - .15%; for the PIMCO Managed Bond and Income Fund - .25%; for the NFJ Equity Income, NFJ Diversified Low P/E, Cadence Capital Appreciation, Cadence Mid Cap Growth, Parametric Enhanced Equity and Balanced Funds - .45%; for the Columbus Circle Investors Core Equity Fund - .57%; for the NFJ Small Cap Value and Blairlogie International Active Funds - .60%; for the Columbus Circle Investors Mid Cap Equity Fund - .63%; for the Blairlogie Emerging Markets Funds - .85%; for the Cadence Small Cap Growth Fund - 1.00%; and for the Cadence Micro Cap Growth Fund - 1.25%. The fee is accrued daily and paid monthly.

                   Administration Fee. Prior to August 16, 1995, PIMCO Advisors served as the administrator to the Trust, pursuant to an Administration Agreement. Effective August 16, 1995, Pacific Investment Management Company ("PIMCO") became administrator to the Trust, pursuant to a new Administration Agreement. As under the previous Administration Agreement, PIMCO administers all of the operations of the Trust and its Funds and procures on behalf of the Trust, at PIMCO's expense, certain services including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services.

                   The Trust will bear any extraordinary expenses (such as litigation and indemnification expenses), brokerage fees or other transactional expenses for securities or other assets, taxes (if any) paid by a Fund, interest on borrowing, and fees and expenses of the independent trustees.

                   Under the new Administration Agreement, PIMCO receives from the Trust an administrative fee at the annual rate of .25% of the average daily net assets of each of the Funds other than the Blairlogie Emerging Markets and Blairlogie International Active Funds for which the fee is at the annual rate of .50% of the average daily net assets of the portfolio. The fee is accrued daily and paid monthly. Under a Class Addendum to the Administration Agreement which provides for the issuance of Administrative Class shares, the Administrative Class pays PIMCO Advisors an additional fee ("Service fee") at an annual rate of .25% of the average daily net assets of each Fund, in addition to the fee paid under the Administration Agreement.

October 31, 1995

                   Expense Limitation. PIMCO Advisors has undertaken to reimburse the Trust for its operating expenses, exclusive of class service fees, brokerage fees or other transactional expenses, taxes paid by a Fund, interest on borrowing and extraordinary expenses, in excess of the sum of advisory and administration fees as a percentage of daily net assets of each Fund (consolidating both classes of shares), through October 31, 1995. No reimbursements were due as of October 31, 1995.

                   The Trust has incurred $6,225,568 in investment advisory fees to PIMCO Advisors for the year ended October 31, 1995. As of October 31, 1995, $626,661 remains payable.

                   The Trust has incurred $3,582,905 in administration fees to the Administrator for the year ended October 31, 1995. As of October 31, 1995, $349,113 remains payable.

                   The Trust has incurred $51,122 in Trustees fees, advanced by the PIMCO Advisors on behalf of the Trust, for the year ended October 31, 1995. These expenses are allocated to the Funds of the Trust according to their respective daily average net assets. As of October 31, 1995, the entire balance remains payable.

                   Pursuant to the Portfolio Management Agreements, which became effective November 15, 1994, PIMCO Advisors employs six of its subpartnerships as Fund managers for fourteen of the Funds. Pacific Mutual Life Insurance Company was employed as manager for the Money Market Fund.

                   Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors, serves as the distributor of the Trust's shares. Pursuant to a Distribution Agreement, all expenses relating to the distribution of Trust shares will be paid by PIMCO Advisors, the administrator or PADCO out of past profits and resources which may include fees received by PIMCO Advisors or the administrator.

                   Certain officers of PIMCO Advisors are also officers of the Trust.

                   4. Purchases and Sales of Securities

                   Purchases and sales of securities (excluding short-term investments) for the year ended October 31, 1995 were as follows ($ in thousands):

                                                      U.S. Government/Agency                      All Other
                                                  -----------------------------------------------------------------
                                                    Purchases          Sales           Purchases            Sales
-------------------------------------------------------------------------------------------------------------------
PIMCO Managed Bond
   and Income Fund                                $   140,276       $   95,587       $     33,722        $   29,261
NFJ Equity Income Fund                                                                     42,988            44,911
NFJ Diversified Low P/E Fund                                                                9,162            13,210
NFJ Small Cap Value Fund                                                                   15,842            16,526
Cadence Capital Appreciation Fund                                                         157,376           148,563
Cadence Mid Cap Growth Fund                                                               128,789           106,054
Cadence Micro Cap Growth Fund                                                              59,567            38,439
Cadence Small Cap Growth Fund                                                              56,963            47,282
Columbus Circle Investors
   Core Equity Fund                                                                        28,479            15,002
Columbus Circle Investors
   Mid Cap Equity Fund                                                                     11,666             5,378
Parametric Enhanced Equity Fund                                                            14,334            17,397
Blairlogie Emerging Markets Fund                                                          102,126            83,129
Blairlogie International Active Fund                                                       59,144            26,706
Balanced Fund                                          26,683           15,146              8,298            70,439

No activity is shown for the Money Market Fund since it trades exclusively in short-term debt securities.

October 31, 1995

                   5. Shares of Beneficial Interest

                   The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                                                        PIMCO
                                                                        PIMCO         Managed                          NFJ
Year or                                                 Money         Managed        Bond and           NFJ         Equity
Period Ended                             Money         Market        Bond and          Income        Equity         Income
October 31, 1995                        Market     Admin. (a)          Income      Admin. (b)        Income     Admin. (b)
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                            22,820          1,799          10,242             306         2,186             11
Issued as reinvestment
    of dividends                          493             19           2,500              10           513              1
Shares redeemed                       (23,025)        (1,808)         (7,537)             (7)       (1,547)            (1)
--------------------------------------------------------------------------------------------------------------------------------
Net increase                              288             10           5,205             309         1,152             11
================================================================================================================================

                                           NFJ                                                      Cadence
Year or                            Diversified            NFJ         Cadence         Cadence       Mid Cap        Cadence
Period Ended                               Low      Small Cap         Capital         Mid Cap        Growth      Micro Cap
October 31, 1995                           P/E          Value    Appreciation          Growth    Admin. (b)         Growth
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                10            367           3,256           3,440            99          1,996
Issued as reinvestment
    of dividends                          171            283             143              35             0              0
Shares redeemed                          (365)          (559)         (1,858)          1,769           (50)          (206)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (184)            91           1,541           5,244            49          1,790
================================================================================================================================

                                                                                     Columbus
                                                                     Columbus          Circle      Columbus
                                                      Cadence          Circle       Investors        Circle
Year or                                Cadence      Small Cap       Investors            Core     Investors     Parametric
Period Ended                         Small Cap         Growth            Core          Equity       Mid Cap       Enhanced
October 31, 1995                        Growth     Admin. (c)      Equity (d)      Admin. (e)    Equity (d)         Equity
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                               887             26             636           2,012           671            872
Issued as reinvestment
    of dividends                          199              0               1               3             0            185
Shares redeemed                          (168)             0             (25)            (78)          (24)        (1,427)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   918             26             612           1,937           647           (370)
================================================================================================================================

                                                   Blairlogie                      Blairlogie
Year or                             Blairlogie       Emerging      Blairlogie   International
Period Ended                          Emerging        Markets   International          Active
October 31, 1995                       Markets         Admin.          Active      Admin. (b)      Balanced
-------------------------------------------------------------------------------------------------------------------
Shares sold                             5,234            130           4,157              83         1,847
Issued as reinvestment
    of dividends                          248              0             104               1           311
Shares redeemed                        (3,774)           (57)           (747)            (26)       (8,679)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,708             73           3,514              58        (6,521)
===================================================================================================================

                   (a) From commencement of operations, January 24, 1995.

                   (b) From commencement of operations, November 30, 1994.

                   (c) From commencement of operations, September 27, 1995.

                   (d) From commencement of operations, December 28, 1994.

                   (e) From commencement of operations, May 31, 1995.

                                                          PIMCO                           NFJ
                                                        Managed           NFJ     Diversified           NFJ         Cadence
Year Ended                                 Money       Bond and        Equity             Low     Small Cap         Capital
October 31, 1994                          Market         Income        Income             P/E         Value    Appreciation
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                               20,109         4,599         3,548             119           920           7,143
Issued as reinvestment
    of dividends                             226         2,286           263              52            83             141
Shares redeemed                          (18,717)       (4,553)       (1,627)           (757)       (2,046)         (1,174)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    1,618         2,332         2,184            (586)       (1,043)          6,110
================================================================================================================================

                                                                                                                 Blairlogie
Year or                                   Cadence       Cadence       Cadence      Parametric    Blairlogie        Emerging
Period Ended                              Mid Cap     Micro Cap     Small Cap        Enhanced      Emerging         Markets
October 31, 1994                           Growth        Growth        Growth          Equity       Markets      Admin. (a)
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                5,393         1,785           444           2,696         4,769               1
Issued as reinvestment
    of dividends                              36             0            76             131            16               0
Shares redeemed                           (1,554)          (18)         (179)         (1,199)       (1,160)              0
--------------------------------------------------------------------------------------------------------------------------------
Net increase                               3,875         1,767           341           1,628         3,625               1
================================================================================================================================

                                       Blairlogie
Year Ended                          International
October 31, 1994                           Active      Balanced
---------------------------------------------------------------------
Shares sold                                1,211         3,099
Issued as reinvestment
    of dividends                               8           591
Shares redeemed                              (93)       (2,726)
---------------------------------------------------------------------
Net increase                               1,126           964
=====================================================================

                   (a) From commencement of operations, October 20, 1994.




                   6. Reorganization

                   PIMCO Advisors Institutional Funds entered into an Agreement and Plan of Reorganization with PIMCO Funds, another registered open-end investment company. Pursuant to the Reorganization Agreement, two of the Trust's series, the Money Market Fund and PIMCO Managed Bond and Income Fund, transferred all of their respective assets, subject to any liabilities, to the PIMCO Funds on November 1, 1995. Included in the statements of assets and liabilities are accrued reorganization expenses of $45 and $6,006 for the Money Market Fund and Managed Bond and Income Fund, respectively.

                   7. Change in Fiscal Year

                   Effective November 1, 1995, The Trust's fiscal year end changed from October 31 to June 30.

INDEPENDENT AUDITORS' REPORT

                   To the Trustees and Shareholders of the PIMCO Advisors Institutional Funds

                   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the PIMCO Advisors Institutional Funds (comprised respectively of the Money Market Fund, PIMCO Managed Bond and Income Fund, NFJ Equity Income Fund, NFJ Diversified Low P/E Fund, NFJ Small Cap Value Fund, Cadence Capital Appreciation Fund, Cadence Mid Cap Growth Fund, Cadence Micro Cap Growth Fund, Cadence Small Cap Growth Fund, Columbus Circle Investors Core Equity Fund, Columbus Circle Investors Mid Cap Equity Fund, Parametric Enhanced Equity Fund, Blairlogie Emerging Markets Fund, Blairlogie International Active Fund and Balanced
                   Fund), "the Trust", as of October 31, 1995; the related statements of operations for the indicated periods then ended; the statements of changes in net assets for the indicated periods ended October 31, 1995 and 1994; and financial highlights tables for the periods ended 1995, 1994, 1993, 1992, 1991. These financial statements and financial highlights tables are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights tables based on our audits.

                   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights tables are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                   In our opinion, such financial statements and financial highlights tables present fairly, in all material respects, the financial position of each of the respective Funds constituting the Trust as of October 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights tables for the respective stated periods, in conformity with generally accepted accounting principles.


                   DELOITTE & TOUCHE LLP
                   Costa Mesa, California
                   December 15, 1995

FEDERAL INCOME TAX INFORMATION

                   As required by the Internal Revenue Code regulations shareholders must be notified within 60 days of the Trust's fiscal year end (October 31, 1995) as to the tax status of capital gain dividends, the dividend received deduction for corporations, and the foreign tax credit.

                   Dividend Distributions. The following table provides rates for the dividends distributed from net investment income, as well as short-term and long-term capital gains. Distributions from net investment income and short-term capital gains are taxed as ordinary income. All rates are shown as per share amounts.

                                                                  Net
                                                           Investment      Short-Term       Long-Term
                                                               Income     Capital Gain    Capital Gain
------------------------------------------------------------------------------------------------------
Money Market Fund                                               .0552
PIMCO Managed Bond and Income Fund                              .6315
NFJ Equity Income Fund                                          .4641            .0901           .2399
NFJ Diversified Low P/E Fund                                    .2997                           1.2041
NFJ Small Cap Value Fund                                        .2786            .3338           .5570
Cadence Capital Appreciation Fund                               .1782
Cadence Mid Cap Growth Fund                                     .0657
Cadence Micro Cap Growth Fund
Cadence Small Cap Growth Fund                                                                   1.4318
Columbus Circle Investors Core Equity Fund                      .0619
Columbus Circle Investors Mid Cap Equity Fund                   .0152
Parametric Enhanced Equity Fund                                 .2504            .0187           .1474
Blairlogie Emerging Markets Fund                                .0638            .1298           .1298
Blairlogie International Active Fund                            .0935            .3434           .0906
Balanced Fund                                                   .4365

                   Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 1995 net investment income dividends that qualify for the corporate dividend received deduction are as follows: NFJ Equity Income Fund - 69.50%; NFJ Diversified Low P/E Fund - 72.49%; NFJ Small Cap Value Fund - 47.44%; Cadence Capital Appreciation Fund - 36.85%; Cadence Mid Cap Growth Fund - 100%; Columbus Circle Investors Core Equity Fund - 14.32%; Columbus Circle Investors Mid Cap Equity Fund - 7.20%; Parametric Enhanced Equity Fund -100%; Blairlogie Emerging Markets Fund - 100%; Balanced Fund - 31.56%.

                   Foreign Taxed Paid. Blairlogie Emerging Markets and Blairlogie International Active Funds have elected to pass through foreign taxes paid by each Fund to its shareholders in the amount designated below on a per share basis. Accordingly, shareholders who report their gross income dividends in a federal income tax return will be entitled to deduct such foreign taxes, or claim a foreign credit in computing their U.S. income tax liability, when applicable. It is generally more advantageous to claim a credit rather than to take a deduction. The following table allocates the dividends and distributions paid by their sources.

                                           Blairlogie                        Blairlogie
                                      Emerging Markets Fund           International Active Fund
                                    -----------------------------------------------------------
                                        Gross         Foreign             Gross         Foreign
                                    Dividends             Tax         Dividends             Tax
-----------------------------------------------------------------------------------------------
Argentina                               .0207
Australia                                                                 .0042
Austria                                 .0012                             .0010           .0001
Belgium                                                                   .0047           .0007
Brazil                                  .0770           .0106
Chile                                   .0256           .0007
Columbia                                .0089
Finland                                                                   .0036
France                                                                    .0245
Germany                                                                   .0103           .0010
Greece                                  .0004
Hong Kong                                                                 .0154
Hungary                                 .0004
India                                   .0041           .0004
Indonesia                               .0080           .0010
Ireland                                                                   .0027
Israel                                  .0057           .0011
Italy                                                                     .0037           .0006
Japan                                                                     .0242           .0031
Jordan                                  .0023
Luxenberg                               .0013           .0001
Malaysia                                .0199           .0055             .0015           .0005
Mexico                                  .0156
Netherlands                                                               .0125           .0018
Norway                                                                    .0060           .0009
Pakistan                                .0014           .0002
Peru                                    .0031
Portugal                                .0031           .0006
Singapore                                                                 .0032           .0007
South Africa                            .0164           .0014
South Korea                             .0059           .0010
Spain                                                                     .0155           .0021
Sri Lanka                               .0017           .0003
Switzerland                                                               .0043           .0006
Thailand                                .0132           .0013
Turkey                                  .0134
United Kingdom                          .0036           .0004             .0382           .0068
Venezuela                               .0021
-----------------------------------------------------------------------------------------------
Total                                   .2550           .0246             .1755           .0189
===============================================================================================

                   Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trust. However, income received by tax-exempt recipients need not be reported as taxable income. In January 1996, you will be advised on IRS form 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 1995.

Trustees and Officers
    William D. Cvengros, Chairman, President & Trustee
    Richard L. Nelson, Trustee
    Lyman W. Porter, Trustee
    Alan Richards, Trustee
    Teresa A. Wagner, Secretary
    R. Mark Brandenberger, Treasurer


Investment Advisor
    PIMCO Advisors L.P.
    840 Newport Center Drive, Suite 360
    Newport Beach, California  92660


Administrator
    Pacific Investment Management Company
    840 Newport Center Drive, Suite 360
    Newport Beach, California  92660

Transfer Agent and Custodian
    Investors Fiduciary Trust Company
    127 West 10th Street
    Kansas City, Missouri  64105


Counsel
    Dechert Price & Rhoads
    1500 K Street N.W.
    Washington, D.C.  20005


Independent Accountants
    Deloitte & Touche LLP
    695 Town Center Drive, Suite 1200
    Costa Mesa, California  92626

                                PIMCO ADVISORS

                              INSTITUTIONAL FUNDS

                      840 Newport Center Drive, Suite 360

                           Newport Beach, CA  92660

                                (800) 927-4648





This report is submitted for the general information of the shareholders of the PIMCO Advisors Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Advisors Institutional Funds, which contains information covering its investment policies as well as other pertinent information.




                            [ART WORK APPEARS HERE]

                          Part C.  OTHER INFORMATION
                          --------------------------


Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a) Financial statements for the Trust as of March 31, 1995, and for its fiscal year then ended, including notes thereto, and the reports of Price Waterhouse LLP thereon, dated May 12, 1995 are incorporated by reference from the Annual Report. Financial Statements for the Trust as of September 30, 1995, including the notes thereto, are incorporated by reference from the Semi-annual Report. Financial statements for the PIMCO Money Market Fund and PIMCO Total Return Fund II (prior to November 1, 1995, Money Market Fund and PIMCO Managed Bond and Income Fund) as of October 31, 1995 including the related notes thereto, and the report of Deloitte & Touche LLP on the financial statements of PIMCO Advisors Institutional Funds as of and for the fiscal year then ended, dated December 15, 1995; are contained in the Annual Report of PIMCO Advisors Institutional Funds, (File Nos. 33-36528 and 811-6161), and are incorporated by reference.

          (b)  Exhibits

           (1) (i)  Declaration of Trust of Registrant/1/
                                                       -
              (ii) Establishment and Designation of Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios as Series of Registrant/5/
                                                            -
             (iii) Establishment and Designation of High Yield, Low Duration II and Total Return II Portfolios as Series of Registrant/6/
                                                                           -
              (iv) Establishment and Designation of Income and Capital Preservation Portfolio I and Income and Capital
                    Preservation Portfolio II as Series of Registrant/7/
                                                                      -
               (v)  Amended and Restated Establishment and Designation of
                    Series of Shares of Registrant/8/
                                                   -
              (vi)  Amended Designation of Two Series of Registrant/8/
                                                                    -
             (vii) Second Amended and Restated Establishment and Designation of Series of Shares of Registrant/9/
                                                   -
            (viii) Establishment and Designation of Moderate Duration and VersaSTYLE Equity Funds as Series of Registrant/10/
                                                                    --
              (ix)  Amended Designation of Two Series of Registrant/14/
                                                                    --
               (x) Establishment and Designation of StocksPLUS Short Strategy Fund as Series of Registrant
           (2)      By-laws of Registrant/1/
                                          -
           (3)      Not applicable
           (4)      Not applicable
           (5) (i)  Investment Advisory Contract/2/
                                                 -
              (ii) Supplements to Investment Advisory Contract Relating to Global, Foreign, Low Duration South Africa Free and Tota Return South Africa Free Portfolios/5/
                                                        -
             (iii)  Supplements to Investment Advisory Contract Relating to
                    High Yield, Low Duration II and Total Return II
                    Portfolios/6/
                               -

              (iv) Supplements to Investment Advisory Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/
                                                      -
               (v) Form of Supplements to Investment Advisory Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/
                                                                         --
              (vi)  Form of Amended Investment Advisory Contract/11/
                                                                 --
             (vii)  Form of Supplement to Investment Advisory Contract/12/
                                                                       --
            (viii) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund
           (6) (i)  Distribution Contract/2/
                                          -
              (ii) Supplement to Distribution Contract Relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios/5/
                                                 -
             (iii) Supplement to Distribution Contract Relating to High Yield, Low Duration II and Total Return II Portfolios/6/
                                                                   -
              (iv) Supplements to Distribution Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/
                                              -
               (v)  Form of Distribution Contract as Amended May 31, 1994/9/
                                                                          -
              (vi) Form of Supplements to Distribution Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/
                                                                      --
             (vii)  Form of Amended Distribution Contract/11/
                                                          --
            (viii) Form of Supplement to Distribution Contract Relating to StocksPLUS Short Strategy Fund
           (7)      Not applicable
           (8)      Custodian Agreement/4/
                                        -
           (9)      Transfer Agency Agreement/4/
                                              -
          (10) (i)  Opinion of Counsel/13/
                                       --
              (ii)  Consent of Counsel/3/
                                       -
          (11)      Accountants' Consents
          (12)      Not applicable
          (13)      Not applicable
          (14)      Not applicable
          (15) (i)  Form of Distribution Plan for Administrative Class Shares/9/
                                                                              -
              (ii)  Administrative Services Contract/2/
                                                     -
             (iii) Supplements to Administrative Services Contract relating to Global, Foreign, Low Duration South Africa Free and Total Return South Africa Free Portfolios/5/
                                                        -
              (iv) Supplement to Administrative Services Contract Relating to High Yield, Low Duration II and Total Return II Portfolios/6/
                               -
               (v) Supplements to Administrative Services Contract Relating to Income and Capital Preservation Portfolio I and Income and Capital Preservation Portfolio II/7/
                                                      -
              (vi) Form of Administrative Services Plan for Administrative Class Shares/9/
                                 -

             (vii) Form of Supplements to Administrative Services Contract Relating to Moderate Duration Fund and VersaSTYLE Equity Fund/10/
                         --
            (viii)  Form of Amended Administrative Services Contract/11/
                                                                     --
              (ix)  Form of Amended Administrative Services Contract/12/
                                                                     --
               (x) Form of Supplement to Administration Agreement Relating to StocksPLUS Short Strategy Fund
          (16)      Calculation of Performance/12/
                                               --
          (17)      Financial Data Schedule
          (18)      (i)   Dual-Class Plan/12/
                                          --
                    (ii)  Form of Amended Dual-Class Plan

____________________

/1/  Filed with initial Registration Statement on February 19, 1987
 -
     (File No. 33-12113).

/2/  Filed with Pre-Effective Amendment No. 2 on April 21, 1987.
 -

/3/  Filed with Pre-Effective Amendment No. 4 on May 5, 1987.
 -

/4/  Filed with Post-Effective Amendment No. 3 on August 1, 1988.
 -

/5/  Filed with Post-Effective Amendment No. 8 on August 3, 1990.
 -

/6/  Filed with Post-Effective Amendment No. 10 on May 31, 1991.
 -

/7/  Filed with Post-Effective Amendment No. 12 on August 29, 1991.
 -

/8/  Filed with Post-Effective Amendment No. 15 on June 1, 1992.
 -

/9/  Filed with Post-Effective Amendment No. 20 on June 1, 1994.
 -

/10/ Filed with Post-Effective Amendment No. 21 on August 1, 1994.
 --

/11/ Filed with Post-Effective Amendment No. 22 on November 30, 1994.
 --

/12/ Filed with Post-Effective Amendment No. 23 on June 1, 1995.
 --

/13/ Filed with Registrant's Rule 24f-2 Notice.
 --

/14/ Filed with Post-Effective Amendment No. 24 on July 31, 1995.
 --

     Item 25.  Persons Controlled by or Under Common Control With Registrant
               -------------------------------------------------------------

               No person is controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities
          -------------------------------

          As of January 3, 1996, the number of record holders of each Fund and Class thereof of the Registrant were as follows:

                                          Institutional  Administrative
          Fund                                Class          Class
          ----                            -------------  --------------
          Money Market                          119             1
          Short-Term                             93             0
          Low Duration                          556             7
          Low Duration II                        48             0
          Low Duration III                        0             0
          Moderate Duration                       0             0
          High Yield                             89             2
          Total Return                         1147            26
          Total Return II                       156             6
          Total Return III                       21             0
          Commercial Mortgage Securities          0             0
          Long-Term U.S. Government              23             0
          Foreign                                46             0
          Global                                 29             0
          International                         102             0
          StocksPLUS                             29             0
          Growth Stock                            9             0
          VersaSTYLE Equity                       1             0

Item 27.  Indemnification
          ---------------

          Reference is made to Article IV of the Registrant's Declaration of Trust, which was filed with the Registrant's initial Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          PIMCO, the investment adviser to the Trust, is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partner of PIMCO Advisors is PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, an indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company ("Pacific Mutual"), and PIMCO Partners LLC, a limited liability company controlled by the PIMCO Managing Directors.

          The directors and officers of PIMCO and their business and other connections are as follow:

Name                     Business and Other Connections
----                     ------------------------------
Allan, George C.         Vice President, PIMCO

Arnold, Tamara J.        Vice President, PIMCO

Barbi, Leslie A.         Vice President, PIMCO

Benz, William R.         Executive Vice President, PIMCO

Brynjolfsson, John B.    Vice President, PIMCO

Burns, R. Wesley         Vice President, PIMCO

Daniels, Charles M. III  Executive Vice President, PIMCO

Dunn, Anita              Vice President, PIMCO

Edington, David H.       Managing Director, PIMCO

Ehlert, Benjamin A.      Executive Vice President, PIMCO

Ettl, Robert A.          Vice President, PIMCO

Fitzgerald, Robert M.    Treasurer, PIMCO

Fraizer, Sherri A.       Assistant Secretary, PIMCO

Gross, William H.        Managing Director and Director, PIMCO

Hague, John L.           Managing Director, PIMCO

Name                     Business and Other Connections
----                     ------------------------------
Hally, Gordon C.         Executive Vice President, PIMCO

Hardaway, John P.        Vice President, PIMCO

Harris, Brent R.         Managing Director, PIMCO

Hodge, Douglas M.        Vice President, PIMCO

Holden, Brent L.         Executive Vice President, PIMCO

Holloway, Dwight F., Jr. Vice President, PIMCO

Howe, Jane T.            Vice President, PIMCO

Isberg, Margaret E.      Executive Vice President, PIMCO

Loftus, John S.          Executive Vice President, PIMCO

Meiling, Dean S.         Managing Director, PIMCO

Muzzy, James F.          Managing Director, PIMCO

Podlich, William F. III  Managing Director, PIMCO

Powers, William C.       Managing Director, PIMCO

Rabinovitch, Frank B.    Managing Director, PIMCO

Rennie, Edward P.        Vice President, PIMCO

Sargent, Jeffrey M.      Vice President, PIMCO

Schmider, Ernest L.      Vice President, Chief Administrative and Legal Officer,
                         PIMCO

Scholey, Leland T.       Vice President, PIMCO

Thompson, William S.     Chief Executive Officer and Managing
  Jr.                    Director, PIMCO

Trosky, Benjamin L.      Executive Vice President, PIMCO

Wagner, Teresa A.        Vice President, PIMCO

Ward, Andrew C.          Vice President, PIMCO

Ward, James G.           Vice President, PIMCO

Name                     Business and Other Connections
----                     ------------------------------
Willner, Ram             Vice President, PIMCO

Wood, George H.          Vice President, PIMCO

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92260.

The address of PIMCO Advisors, L.P. is 800 Newport Center Drive, Newport Beach, CA 92660.

The address of PIMCO Advisors Distribution Company is One Station Place, 7 South, Stamford, CT 06902.


Item 29.  Principal Underwriters
          ----------------------

          (a) PIMCO Advisors Distribution Company (the "Distributor") serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for PIMCO Advisors Funds and PIMCO Advisors Institutional Funds. The Distributor is a wholly-owned subsidiary of PIMCO Advisors.

          (b)

Name and Principal          Positions and Offices        Positions and Offices
Business Address*           with Underwriter             with Registrant
-------------------------   --------------------------   ----------------------
Booth, Jeffrey L.           Vice President               None

Cotten, Lesley              Vice President               None

Ittner, Edward C., Jr.      Regional Vice President      None

Janeczek, Edward W.         Vice President               None

Name and Principal          Positions and Offices        Positions and Offices
Business Address*           with Underwriter             with Registrant
-------------------------   --------------------------   ----------------------
Leasure, John O.            President & CEO, Director    None

Lynch, William E.           Regional Vice President      None

Meyers, Andrew J.           Executive Vice President     None

Moody, Paul R.              Regional Vice President      None

Newman, Samuel C.           Senior Vice President/       None
                            Compliance/Asst. Secretary

Prindiville, Robert A.      Chairman, Director           None

Russell, Matthew M.         Vice President               None

Schott, Newton B., Jr.      Senior Vice President/       None
                            Secretary, Director

Thomas, William H., Jr.     Regional Vice President      None

Troyer, Paul H.             Regional Vice President      None

Trumbore, Brian F.          Senior Vice President        None

-------------
*/ The business address of all directors and officers of the Distributor is One
-
Station Place, 7 South, Stamford, CT 06902.


Item 30.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660 and at the offices of the Trust's Custodians, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105.

Item 31.  Management Services
          -------------------

          Not applicable


Item 32.  Undertakings
          ------------

          (a)  Not applicable.

          (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement, or post-effective amendment thereto which provides for the addition of a new series of Registrant.

          (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

          (d) Registrant undertakes to call a meeting of shareholders for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of Registrant.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 12th day of January, 1996.

                                  PIMCO FUNDS
                                  (Registrant)

                   By: _____________________________________
                              R. Wesley Burns*++++
                                   President

                  *By:  /s/ Robert W. Helm
                       -------------------------------------
                       Robert W. Helm, as attorney-in-fact

       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                        Title               Date

___________________________    Trustee          January 12, 1996
Guilford C. Babcock*+

___________________________    Trustee          January 12, 1996
Thomas P. Kemp*+

___________________________    Trustee          January 12, 1996
Brent R. Harris*+++

___________________________    Trustee          January 12, 1996
William J. Popejoy* +++++

___________________________    Trustee          January 12, 1996
Vern O. Curtis*++++++

___________________________    President        January 12, 1996
R. Wesley Burns*++++           (Principal
                               Executive
                               Officer)

___________________________    Treasurer        January 12, 1996
John P. Hardaway++*            (Principal
                               Financial
                               and Accounting
                               Officer)

*By: /s/ Robert W. Helm
    -----------------------
    Robert W. Helm,
    as attorney-in-fact

___________________
+ Pursuant to power of attorney filed with Post-Effective Amendment No. 1 to Registration Statement No. 33-12113 on November 6, 1987.
++ Pursuant to power of attorney filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-12113 on May 31, 1991.
+++ Pursuant to power of attorney filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-12113 on April 28, 1992.
++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to Registration Statement No. 33-12113 on June 1, 1995.
+++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 22 to Registration Statement No. 33-12113 on November 30, 1994.
++++++ Pursuant to power of attorney filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-12113 on June 1, 1995.

                                  PIMCO FUNDS

                               INDEX TO EXHIBITS
                                  FILED WITH
                        POST-EFFECTIVE AMENDMENT NO. 27

EXHIBIT 1(x)        Form of Establishment and Designation of StocksPLUS Short
                    Strategy Fund as Series of Registrant.

EXHIBIT 5(viii) Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund.

EXHIBIT 6(viii)     Form of Supplement to Distribution Contract Relating to
                    StocksPLUS Short Strategy Fund.

EXHIBIT 11          Consents of Independent Accountants

EXHIBIT 15(x)       Form of Supplement to Administration Agreement Relating to
                    StocksPLUS Short Strategy Fund.

EXHIBIT 17          Financial Data Schedules

EXHIBIT 18(ii)      Form of Amended Dual-Class Plan